As Filed with the U.S. Securities and Exchange Commission on July 29, 2009

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.___ [ ]

                       Post-Effective Amendment No. 93 [X]
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [X]

                              Amendment No. 93 [X]

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                                 Richard Goldman
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485

[X]  on August 1, 2009 pursuant to paragraph (b)(1)(v) of rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                                                              RYDEX SERIES FUNDS
                                    INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2009


                                                           DOMESTIC EQUITY FUNDS
                                                                 RYDEX NOVA FUND
                                                              RYDEX S&P 500 FUND
                                             RYDEX INVERSE S&P 500 STRATEGY FUND
                                                        RYDEX NASDAQ-100(R) FUND
                                       RYDEX INVERSE NASDAQ-100(R) STRATEGY FUND
                                                RYDEX MID-CAP 1.5x STRATEGY FUND
                                             RYDEX INVERSE MID-CAP STRATEGY FUND
                                        RYDEX RUSSELL 2000(R) 1.5x STRATEGY FUND
                                                      RYDEX RUSSELL 2000(R) FUND
                                     RYDEX INVERSE RUSSELL 2000(R) STRATEGY FUND
                                                  RYDEX S&P 500 PURE GROWTH FUND
                                         (FORMERLY, RYDEX LARGE-CAP GROWTH FUND)
                                                   RYDEX S&P 500 PURE VALUE FUND
                                          (FORMERLY, RYDEX LARGE-CAP VALUE FUND)
                                           RYDEX S&P MIDCAP 400 PURE GROWTH FUND
                                           (FORMERLY, RYDEX MID-CAP GROWTH FUND)
                                            RYDEX S&P MIDCAP 400 PURE VALUE FUND
                                            (FORMERLY, RYDEX MID-CAP VALUE FUND)
                                         RYDEX S&P SMALLCAP 600 PURE GROWTH FUND
                                         (FORMERLY, RYDEX SMALL-CAP GROWTH FUND)
                                          RYDEX S&P SMALLCAP 600 PURE VALUE FUND
                                          (FORMERLY, RYDEX SMALL-CAP VALUE FUND)

                                                      INTERNATIONAL EQUITY FUNDS
                                                RYDEX EUROPE 1.25x STRATEGY FUND
                                                    RYDEX JAPAN 2x STRATEGY FUND

                                                                 SPECIALTY FUNDS
                                     RYDEX STRENGTHENING DOLLAR 2x STRATEGY FUND
                                         RYDEX WEAKENING DOLLAR 2x STRATEGY FUND
                                                          RYDEX REAL ESTATE FUND

                                                              FIXED INCOME FUNDS
                                   RYDEX GOVERNMENT LONG BOND 1.2x STRATEGY FUND
                                RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY FUND
                                                  RYDEX HIGH YIELD STRATEGY FUND
                                          RYDEX INVERSE HIGH YIELD STRATEGY FUND

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND


                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


DOMESTIC EQUITY FUNDS
   NOVA FUND ..............................................................    3
   S&P 500 FUND ...........................................................    4
   INVERSE S&P 500 STRATEGY FUND ..........................................    5
   NASDAQ-100(R) FUND .....................................................    6
   INVERSE NASDAQ-100(R) STRATEGY FUND ....................................    7
   MID-CAP 1.5x STRATEGY FUND .............................................    8
   INVERSE MID-CAP STRATEGY FUND ..........................................    9
   RUSSELL 2000(R) 1.5x STRATEGY FUND .....................................   10
   RUSSELL 2000(R) FUND ...................................................   11
   INVERSE RUSSELL 2000(R) STRATEGY FUND ..................................   12
   S&P 500 PURE GROWTH FUND ...............................................   13
   S&P 500 PURE VALUE FUND ................................................   14
   S&P MIDCAP 400 PURE GROWTH FUND ........................................   15
   S&P MIDCAP 400 PURE VALUE FUND .........................................   16
   S&P SMALLCAP 600 PURE GROWTH FUND ......................................   17
   S&P SMALLCAP 600 PURE VALUE FUND .......................................   18
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25x STRATEGY FUND .............................................   19
   JAPAN 2x STRATEGY FUND .................................................   20
SPECIALTY FUNDS
   STRENGTHENING DOLLAR 2x STRATEGY FUND ..................................   21
   WEAKENING DOLLLAR 2x STRATEGY FUND .....................................   22
   REAL ESTATE FUND .......................................................   23
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2x STRATEGY FUND ................................   24
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND .............................   25
   HIGH YIELD STRATEGY FUND ...............................................   26
   INVERSE HIGH YIELD STRATEGY FUND .......................................   27
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ......................................   29
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   30
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   33
FUND PERFORMANCE ..........................................................   41
FUND FEES AND EXPENSES ....................................................   66
MORE INFORMATION ABOUT THE FUNDS ..........................................   69
BENCHMARKS AND INVESTMENT METHODOLOGY .....................................   69
SHAREHOLDER INFORMATION ...................................................   72
TRANSACTION INFORMATION ...................................................   73
BUYING FUND SHARES ........................................................   76
SELLING FUND SHARES .......................................................   78
EXCHANGING FUND SHARES ....................................................   79
RYDEX ACCOUNT POLICIES ....................................................   80
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   83
DIVIDENDS AND DISTRIBUTIONS ...............................................   83
TAX INFORMATION ...........................................................   84
MANAGEMENT OF THE FUNDS ...................................................   85
FINANCIAL HIGHLIGHTS ......................................................   87
INDEX PUBLISHERS INFORMATION ..............................................   92
ADDITIONAL INFORMATION ....................................................   95

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                              INVESTOR CLASS SHARES
                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                 800.820.0888 - 301.296.5100 - www.rydex-sgi.com

DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
SPECIALTY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, Inverse Russell 2000(R) Strategy Fund, S&P 500 Pure Growth Fund (formerly Large-Cap Growth), S&P 500 Pure Value Fund (formerly Large-Cap Value), S&P MidCap 400 Pure Growth Fund (formerly Mid-Cap Growth), S&P MidCap 400 Pure Value Fund (formerly Mid-Cap Value), S&P SmallCap 600 Pure Growth Fund (formerly Small-Cap Growth), and S&P SmallCap 600 Pure Value Fund (formerly Small-Cap Value).


INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund


SPECIALTY FUNDS - Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Real Estate Fund


FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


Investor Class and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.

Certain of the Funds offered in this Prospectus are leveraged funds and, in some cases, inverse funds, which have different features than funds that are not leveraged or inverse. First, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund pursue leveraged investment goals, which means that these funds are riskier than alternatives that do not use leverage because these funds magnify the performance of the benchmark on the investment results. Second, the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund pursue investment objectives that are inverse to the performance of their respective underlying index, a result opposite of most other mutual funds. Third, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R) 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund and Government Long Bond 1.2x Strategy Fund pursue investment results on a DAILY BASIS. The return of each Fund for periods longer than a single day, especially in periods of market volatility, may be completely uncorrelated to the return of the Fund's benchmark for that longer period.

The Funds should be utilized only by sophisticated investors or professional investment advisors who (a) understand the risks associated with the use of LEVERAGE; (b) understand the consequences of seeking investment results on a DAILY BASIS; (c) understand the risk of SHORTING; and (d) intend to actively monitor and manage their investments on a daily basis. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                  PROSPECTUS 3


NOVA FUND
INVESTOR CLASS (RYNVX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 FUND
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


INVERSE S&P 500 STRATEGY FUND
INVESTOR CLASS (RYURX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index") on a daily basis.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

NASDAQ - 100(R) FUND
INVESTOR CLASS (RYOCX)

FUND OBJECTIVE


The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.

PRINCIPAL RISKS

The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Industry Concentration Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7


INVERSE NASDAQ - 100(R) STRATEGY FUND
INVESTOR CLASS (RYAIX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Industry Concentration Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

MID-CAP 1.5x STRATEGY FUND
H-CLASS (RYMDX)

FUND OBJECTIVE


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


INVERSE MID-CAP STRATEGY FUND
H-CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000(R) 1.5x STRATEGY FUND
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 11


RUSSELL 2000(R) FUND
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

INVERSE RUSSELL 2000(R) STRATEGY FUND
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 13



S&P 500 PURE GROWTH FUND
H-CLASS (RYAWX)

FUND OBJECTIVE

The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.1 billion to $406.1 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Pure Growth Fund is intended for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 PURE VALUE FUND
H-CLASS (RYZAX)

FUND OBJECTIVE

The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to share-holders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $489 million to $168 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is nondiversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Pure Value Fund is intended for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 15


S&P MIDCAP 400 PURE GROWTH FUND
H-CLASS (RYBHX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $107 million to $5 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P MidCap 400 Pure Growth Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P MID CAP 400 PURE VALUE FUND
H-CLASS (RYAVX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $104 million to $4.4 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P MidCap 400 Pure Value Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 17


S&P SMALLCAP 600 PURE GROWTH FUND
H-CLASS (RYWAX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $32 million to $2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P SmallCap 600 Pure Growth Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P SMALL CAP 600 PURE VALUE FUND
H-CLASS (RYAZX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $15 million to $2.2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P SmallCap 600 Pure Value Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 19


EUROPE 1.25x STRATEGY FUND
H-CLASS (RYEUX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $2.1 billion to $146.8 billion as of December 31, 2008. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Geographic Concentration in Europe Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Status of Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

JAPAN 2x STRATEGY FUND
H-CLASS (RYJPX)

FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.


PRINCIPAL INVESTMENT STRATEGY


The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2008, the Nikkei 225 Stock Average included companies with capitalizations ranging from $190 million to $108.6 billion. To the extent the Fund's underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Geographic Concentration in Japan Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Status of Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 21



STRENGTHENING DOLLAR 2x STRATEGY FUND
H-CLASS (RYSBX)

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Non-Diversification Risk

     -    Status as a Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

WEAKENING DOLLAR 2x STRATEGY FUND
H-CLASS (RYWBX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Status as a Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 23


REAL ESTATE FUND
H-CLASS (RYHRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Industry Concentration Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Real Estate Sector Concentration Risk

     -    Small-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
INVESTOR CLASS (RYGBX)

FUND OBJECTIVE


The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 25


INVERSE GOVERNMENT LONG BOND STRATEGY FUND
INVESTOR CLASS (RYJUX)

FUND OBJECTIVE


The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

HIGH YIELD STRATEGY FUND
H-CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    High Yield Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 27


INVERSE HIGH YIELD STRATEGY FUND
H-CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 29



RYDEX U.S. GOVERNMENT MONEY MARKET FUND
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                               INVERSE                 INVERSE       MID-CAP    INVERSE      RUSSELL
                                               S&P 500     NASDAQ   NASDAQ-100(R)     1.5x      MID-CAP   2000(R) 1.5x
                              NOVA   S&P 500   STRATEGY   -100(R)      STRATEGY     STRATEGY   STRATEGY     STRATEGY
                              FUND     FUND      FUND       FUND        FUND          FUND       FUND         FUND
                              ----   -------   --------   -------   -------------   --------   --------   ------------
Active Trading Risk             X       X          X          X           X             X          X            X
Counterparty Credit Risk        X       X          X          X           X             X          X            X
Credit Risk
Currency Risk
Depositary Receipt Risk                                       X           X
Derivatives Risk                X       X          X          X           X             X          X            X
Early Closing Risk              X       X          X          X           X             X          X            X
Fixed Income Risk
Foreign Issuer Exposure
   Risk                                                       X           X
Geographic Concentration in
   Europe Risk
Geographic Concentration in
   Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk                                   X           X
Interest Rate Risk
Investment in Investment
   Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk              X       X          X          X           X
Leveraging Risk                 X                                                       X                       X
Liquidity Risk
Market Risk                     X       X          X          X           X             X          X            X
Mid-Capitalization
   Securities Risk                                                                      X          X
Non-Diversification Risk        X       X          X          X           X             X          X            X
Portfolio Turnover Risk
Real Estate Sector
   Concentration Risk
Short Sales Risk                                   X                      X                        X
Small-Capitalization
   Securities Risk                                                                                              X
Stable Price Per Share Risk
Status of Regulated
   Investment Company Risk
Technology Sector
   Concentration Risk                                         X           X
Tracking Error Risk             X       X          X          X           X             X          X            X
Trading Halt Risk               X       X          X          X           X             X          X            X

                                  PROSPECTUS 31


                                         INVERSE                          S&P         S&P        S&P        S&P
                                         RUSSELL   S&P 500      S&P      MIDCAP     MIDCAP    SMALLCAP   SMALLCAP    EUROPE
                              RUSSELL    2000(R)     PURE    500 PURE   400 PURE   400 PURE   600 PURE   600 PURE     1.25x
                              2000(R)   STRATEGY    GROWTH     VALUE     GROWTH      VALUE     GROWTH      VALUE    STRATEGY
                                FUND      FUND       FUND      FUND       FUND       FUND       FUND       FUND       FUND
                              -------   --------   -------   --------   --------   --------   --------   --------   --------
Active Trading Risk              X          X         X          X          X         X          X          X           X
Counterparty Credit Risk         X          X         X          X          X         X          X          X           X
Credit Risk
Currency Risk                                                                                                           X
Depositary Receipt Risk                                                                                                 X
Derivatives Risk                 X          X         X          X          X         X          X          X           X
Early Closing Risk               X          X         X          X          X         X          X          X           X
Fixed Income Risk
Foreign Issuer Exposure
   Risk                                                                                                                 X
Geographic Concentration in
   Europe Risk                                                                                                          X
Geographic Concentration in
   Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment
   Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk                                    X          X                                                      X
Leveraging Risk                                                                                                         X
Liquidity Risk
Market Risk                      X          X         X          X          X         X          X          X           X
Mid-Capitalization
   Securities Risk                                                          X         X
Non-Diversification Risk         X          X         X          X          X         X          X          X           X
Portfolio Turnover Risk
Real Estate Sector
   Concentration Risk
Short Sales Risk                            X
Small-Capitalization
   Securities Risk               X          X                                                    X          X
Stable Price Per Share Risk
Status of Regulated
   Investment Company Risk                                                                                              X
Technology Sector
   Concentration Risk
Tracking Error Risk              X          X         X          X          X         X          X          X           X
Trading Halt Risk                X          X         X          X          X         X          X          X           X

                                                                          GOVERNMENT    INVERSE              INVERSE     U.S.
                                        STRENGTHENING  WEAKENING           LONG BOND  GOVERNMENT    HIGH      HIGH    GOVERNMENT
                              JAPAN 2x    DOLLAR 2x    DOLLAR 2x   REAL      1.2x     LONG BOND     YIELD     YIELD      MONEY
                              STRATEGY    STRATEGY      STRATEGY  ESTATE   STRATEGY    STRATEGY   STRATEGY  STRATEGY    MARKET
                                FUND        FUND         FUND      FUND      FUND        FUND       FUND      FUND       FUND
                              --------  -------------  ---------  ------  ----------  ----------  --------  --------  ----------
Active Trading Risk               X           X            X         X         X           X          X         X
Counterparty Credit Risk          X           X            X                   X           X          X         X
Credit Risk                                                                                           X         X          X
Currency Risk                     X           X            X                                          X         X
Depositary Receipt Risk           X                                  X
Derivatives Risk                  X           X            X         X         X           X          X         X
Early Closing Risk                X           X            X         X         X           X          X         X
Fixed Income Risk                                                              X           X          X         X
Foreign Issuer
   Exposure Risk                  X                                                                   X         X
Geographic Concentration in
   Europe Risk
Geographic Concentration in
   Japan Risk                     X
High Yield Risk                                                                                      X
Income Risk                                                                                                                X
Industry Concentration Risk                                          X
Interest Rate Risk                                                                                                         X
Investment in Investment
   Companies Risk                                                                                     X         X
Investment Technique Risk                                                                             X         X
Issuer Specific Risk                                                                                  X         X
Large-Capitalization
   Securities Risk                X
Leveraging Risk                   X           X            X                   X
Liquidity Risk                                                                                        X         X
Market Risk                       X                                  X         X           X          X         X
Mid-Capitalization
   Securities Risk                X                                  X
Non-Diversification Risk          X           X            X         X         X           X          X         X
Portfolio Turnover Risk                                                                               X         X
Real Estate Sector
   Concentration Risk                                                X
Short Sales Risk                                           X                               X                    X
Small-Capitalization
   Securities Risk                X                                  X
Stable Price Per Share Risk                                                                                                X
Status of Regulated
   Investment Company Risk        X           X            X
Technology Sector
   Concentration Risk
Tracking Error Risk               X           X            X                   X          X
Trading Halt Risk                 X           X            X         X         X           X          X         X

                                  PROSPECTUS 33


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

                                  PROSPECTUS 35


     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund - a means of achieving an overall Fund objective of principal safety - reduces the likelihood of price fluctuation.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may

                                  PROSPECTUS 37


expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, and Europe 1.25x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.


LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of

                                  PROSPECTUS 39


borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and record this as an expense of the Fund and reflect the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


STATUS AS A REGULATED INVESTMENT COMPANY - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information (the "SAI") under "Dividends, Distributions and Taxes - Special Tax Considerations" for additional disclosure of this issue.


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, because each Fund, except for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.


The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                 PROSPECTUS 41


FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.


NOVA FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.44%.

                                  (BAR CHART)

1999    24.00%
2000   -19.57%
2001   -22.22%
2002   -35.09%
2003    40.45%
2004    15.44%
2005     4.62%
2006    19.72%
2007     1.75%
2008   -54.28%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.42%              (quarter ended 12/31/2008) -34.77%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                         -----------   ------------   -------------
Return Before Taxes                                             -54.28%      -7.63%            -7.16%
Return After Taxes on Distributions                             -54.40%      -8.40%            -7.57%
Return After Taxes on Distributions and Sale of Fund Shares     -35.29%      -6.52%            -5.83%
S&P 500(R) Index(1)                                             -37.00%      -2.19%            -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

S&P 500 FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.64%.

                                  (BAR CHART)

2007     3.57%
2008   -36.54%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.90%               (quarter ended 12/31/2008) -22.66%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (5/31/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -36.54%         -11.47%
Return After Taxes on Distributions                             -36.59%         -11.78%
Return After Taxes on Distributions and Sale of Fund Shares     -23.75%          -9.73%
S&P 500(R) Index(1)                                             -37.00%         -10.51%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 43


INVERSE S&P 500 STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -8.94%.

                                  (BAR CHART)

1999   -12.40%
2000    17.45%
2001    16.33%
2002    22.23%
2003   -23.73%
2004    -9.82%
2005    -0.65%
2006    -6.96%
2007     1.24%
2008    40.94%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.66%               (quarter ended 6/30/2003) -13.78%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                         -----------   ------------   -------------
Return Before Taxes                                              40.94%         3.53%           2.87%
Return After Taxes on Distributions                              40.20%         2.80%           2.29%
Return After Taxes on Distributions and Sale of Fund Shares      26.65%         2.56%           2.11%
S&P 500(R) Index(1)                                             -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

NASDAQ-100(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.32%.

                                  (BAR CHART)

1999   100.64%
2000   -37.92%
2001   -34.65%
2002   -38.55%
2003    46.24%
2004     9.67%
2005     1.33%
2006     6.27%
2007    18.05%
2008   -41.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 53.00%              (quarter ended 9/30/2001) -36.77%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                         -----------   ------------   -------------
Return Before Taxes                                             -41.88%        -4.12%          -5.10%
Return After Taxes on Distributions                             -41.88%        -4.14%          -5.17%
Return After Taxes on Distributions and Sale of Fund Shares     -27.22%        -3.47%          -4.18%
NASDAQ-100 Index(R)(2)                                          -41.89%        -3.76%          -4.07%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 45


INVERSE NASDAQ-100(R)  STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -23.13%.

                                  (BAR CHART)

1999   -54.31%
2000    23.53%
2001    15.13%
2002    35.46%
2003   -36.92%
2004   -11.59%
2005     1.16%
2006    -1.10%
2007   -11.70%
2008    48.53%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 51.31%              (quarter ended 12/31/1999) -35.88%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                         -----------   ------------   -------------
Return Before Taxes                                              48.53%         3.01%          -4.30%
Return After Taxes on Distributions                              47.87%         2.36%          -4.76%
Return After Taxes on Distributions and Sale of Fund Shares      31.58%         2.16%          -3.80%
NASDAQ-100 Index(R)(2)                                          -41.89%        -3.76%          -4.07%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

MID-CAP 1.5x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 8.37%.

                                  (BAR CHART)

2002   -27.40%
2003    50.89%
2004    21.73%
2005    13.89%
2006    10.81%
2007     2.71%
2008   -54.70%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%              (quarter ended 12/31/2008) -39.07%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           Since Inception
H-CLASS SHARES                                                Past 1 Year   Past 5 Years     (8/16/2001)
--------------                                                -----------   ------------   -------------
Return Before Taxes                                             -54.70%        -6.50%           -3.65%
Return After Taxes on Distributions                             -55.32%        -7.07%           -4.08%
Return After Taxes on Distributions and Sale of Fund Shares     -34.93%        -5.26%           -2.96%
S&P MidCap 400(R) Index(3)                                      -36.23%        -0.08%            2.17%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                 PROSPECTUS 47


INVERSE MID-CAP STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -15.74%.

                                  (BAR CHART)

2005   -8.50%
2006   -3.35%
2007   -1.52%
2008   37.53%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 18.22%               (quarter ended 3/31/2006) -5.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                               37.53%          0.92%
Return After Taxes on Distributions                               37.50%          0.11%
Return After Taxes on Distributions and Sale of Fund Shares       24.40%          0.26%
S&P MidCap 400(R) Index(3)                                       -36.23%         -0.83%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

RUSSELL 2000(R) 1.5x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.05%.

                                  (BAR CHART)

2001    -7.25%
2002   -33.70%
2003    68.32%
2004    25.10%
2005     4.04%
2006    21.36%
2007    -6.88%
2008   -51.95%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%              (quarter ended 12/31/2008) -40.39%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           Since Inception
H-CLASS SHARES                                                Past 1 Year   Past 5 Years      (11/1/2000)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -51.95%        -6.71%           -4.58%
Return After Taxes on Distributions                             -51.95%        -6.84%           -4.67%
Return After Taxes on Distributions and Sale of Fund Shares     -33.77%        -5.46%           -3.72%
Russell 2000(R) Index(4)                                        -33.79%        -0.93%            1.42%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                 PROSPECTUS 49


RUSSELL 2000(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.83%.

                                  (BAR CHART)

2007   -3.02%
2008   -35.20%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.16%               (quarter ended 12/31/2008) -26.89%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (5/31/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -35.20%         -13.55%
Return After Taxes on Distributions                             -35.20%         -13.70%
Return After Taxes on Distributions and Sale of Fund Shares     -22.88%         -11.36%
Russell 2000(R) Index(4)                                        -33.79%         -12.05%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE RUSSELL 2000(R) STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -12.99%.

                                   (BAR CHART)

2005    -2.69%
2006   -11.39%
2007     5.10%
2008    24.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 17.81%              (quarter ended 3/31/2006) -11.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                              24.78%          -0.33%
Return After Taxes on Distributions                              24.45%          -1.13%
Return After Taxes on Distributions and Sale of Fund Shares      16.14%          -0.77%
Russell 2000(R) Index(4)                                        -33.79%          -1.80%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES

                                  PROSPECTUS 51


S&P 500 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 14.80%.

                                   (BAR CHART)

2005     1.41%
2006     5.15%
2007     4.75%
2008   -39.34%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.38%               (quarter ended 12/31/2008) -24.37%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -39.34%          -7.61%
Return After Taxes on Distributions                             -39.34%          -7.70%
Return After Taxes on Distributions and Sale of Fund Shares     -25.57%          -6.33%
S&P 500/Citigroup Pure Growth Index(5)                          -38.99%          -3.75%

(5) THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P 500 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.64%.

                                   (BAR CHART)

2005     3.62%
2006    16.99%
2007    -5.55%
2008   -49.30%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.67%              (quarter ended 12/31/2008) -31.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -49.30%          -8.87%
Return After Taxes on Distributions                             -52.25%         -11.86%
Return After Taxes on Distributions and Sale of Fund Shares     -32.20%          -8.39%
S&P 500/Citigroup Pure Value Index(6)                           -47.88%          -3.72%

(6) THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 53


S&P MIDCAP 400 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.82%.

                                   (BAR CHART)

2005    11.49%
2006     3.31%
2007     8.20%
2008   -35.96%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.53%              (quarter ended 12/31/2008) -25.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -35.96%          -2.97%
Return After Taxes on Distributions                             -35.96%          -3.80%
Return After Taxes on Distributions and Sale of Fund Shares     -23.37%          -2.79%
S&P MidCap 400/Citigroup Pure Growth Index(7)                   -35.17%          -0.83%

(7) THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P MIDCAP 400 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 4.78%.

                                   (BAR CHART)

2005     8.62%
2006    16.55%
2007    -5.28%
2008   -43.96%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.68%              (quarter ended 12/31/2008) -34.65%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -43.96%          -5.72%
Return After Taxes on Distributions                             -43.96%          -5.99%
Return After Taxes on Distributions and Sale of Fund Shares     -28.57%          -4.85%
S&P MidCap 400/Citigroup Pure Value Index(8)                    -42.59%          -3.40%

(8) THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 55


S&P SMALLCAP 600 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 8.53%.

                                   (BAR CHART)

2005     5.78%
2006     7.60%
2007    -0.05%
2008   -34.00%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.54%               (quarter ended 12/31/2008) -26.31%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -34.00%          -2.90%
Return After Taxes on Distributions                             -34.00%          -3.38%
Return After Taxes on Distributions and Sale of Fund Shares     -22.10%          -2.61%
S&P SmallCap 600/Citigroup Pure Growth Index(9)                 -33.11%          -0.15%

(9) THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P SMALLCAP 600 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 24.48%.

                                   (BAR CHART)

2005     3.19%
2006    18.39%
2007   -20.90%
2008   -43.63%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.11%              (quarter ended 12/31/2008) -37.55%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -43.63%          -8.87%
Return After Taxes on Distributions                             -44.12%          -9.24%
Return After Taxes on Distributions and Sale of Fund Shares     -28.38%          -7.46%
S&P SmallCap 600/Citigroup Pure Value Index(10)                 -41.73%          -5.21%

(10) THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 57


EUROPE 1.25x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.18%.

                                   (BAR CHART)

2001   -29.67%
2002   -28.94%
2003    42.77%
2004    16.65%
2005     6.66%
2006    29.20%
2007    13.05%
2008   -56.13%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%              (quarter ended 12/31/2008) -33.31%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           Since Inception
H-CLASS SHARES                                                Past 1 Year   Past 5 Years      (5/8/2000)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -56.13%        -4.43%           -7.43%
Return After Taxes on Distributions                             -56.13%        -4.98%           -7.90%
Return After Taxes on Distributions and Sale of Fund Shares     -36.48%        -3.88%           -6.15%
Dow Jones STOXX 50(R) Index(11)                                 -44.13%         0.09%           -2.47%

(11) THE DOW JONES STOXX 50(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50(R) INDEX. THE DOW JONES STOXX 50(R) INDEX AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

JAPAN 2x STRATEGY FUND

THE JAPAN 2x STRATEGY FUND COMMENCED OPERATIONS ON FEBRUARY 22, 2008 AND THEREFORE, DOES NOT HAVE A PERFORMANCE HISTORY FOR A FULL CALENDAR YEAR.

STRENGTHENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -8.56%.

                                   (BAR CHART)

2006   -10.43%
2007   -10.82%
2008     7.21%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2008) 17.18%               (quarter ended 3/31/2008) -12.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
INVESTOR CLASS SHARES                                         Past 1 Year      (5/25/05)
---------------------                                         -----------   ---------------
Return Before Taxes                                              7.21%           -0.75%
Return After Taxes on Distributions                              0.35%           -2.60%
Return After Taxes on Distributions and Sale of Fund Shares      7.90%           -1.17%
The U.S. Dollar Index(R) (12)                                    6.01%           -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC. THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                  PROSPECTUS 59


WEAKENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.77%.

                                   (BAR CHART)

2006    16.66%
2007    18.05%
2008   -12.02%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 13.95%               (quarter ended 9/30/2008) -15.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
INVESTOR CLASS SHARES                                         Past 1 Year      (5/25/05)
---------------------                                         -----------   ---------------
Return Before Taxes                                             -12.02%           2.08%
Return After Taxes on Distributions                             -17.52%          -1.34%
Return After Taxes on Distributions and Sale of Fund Shares      -7.57%          -0.06%
The U.S. Dollar Index(R) (12)                                     6.01%          -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC. THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

REAL ESTATE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 11.17%.

                                   (BAR CHART)

2005     6.51%
2006    29.62%
2007   -19.49%
2008   -41.31%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.65%              (quarter ended 12/31/2008) -38.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year      (2/20/04)
--------------                                                -----------   ---------------
Return Before Taxes                                             -41.31%          -4.61%
Return After Taxes on Distributions                             -42.50%          -5.14%
Return After Taxes on Distributions and Sale of Fund Shares     -27.00%          -4.12%
S&P 500(R) Index(13)                                            -37.00%          -2.87%

(13) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 61


GOVERNMENT LONG BOND 1.2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -23.23%.

                                   (BAR CHART)

1999   -18.99%
2000    21.26%
2001     0.80%
2002    19.03%
2003    -1.68%
2004     9.54%
2005     8.35%
2006    -3.11%
2007    10.31%
2008    49.92%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 41.43%               (quarter ended 3/31/1999) -8.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                         -----------   ------------   -------------
Return Before Taxes                                              49.92%        13.72%          8.22%
Return After Taxes on Distributions                              48.27%        12.27%          6.64%
Return After Taxes on Distributions and Sale of Fund Shares      32.15%        10.98%          6.08%
Barclays Capital Long Treasury Bond Index(14)                    24.03%         9.73%          8.10%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 20.98%.

                                   (BAR CHART)

1999    20.36%
2000   -13.74%
2001     1.42%
2002   -16.73%
2003    -1.91%
2004    -8.71%
2005    -4.95%
2006     8.33%
2007    -4.31%
2008   -29.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 8.01%               (quarter ended 12/31/2008) -26.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                         Past 1 Year   Past 5 Years(7)   Past 10 Years
---------------------                                         -----------   ---------------   -------------
Return Before Taxes                                             -29.44%          -8.69%           -5.88%
Return After Taxes on Distributions                             -29.44%          -9.13%           -6.12%
Return After Taxes on Distributions and Sale of Fund Shares     -19.13%          -7.35%           -4.86%
Barclays Capital Long Treasury Bond Index(14)                    24.03%           9.73%            8.10%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 63


HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -6.13%.

                                   (BAR CHART)

2008   -8.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 0.08%                 (quarter ended 3/31/2008) -5.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                              -8.78%          -3.62%
Return After Taxes on Distributions                             -14.66%          -7.36%
Return After Taxes on Distributions and Sale of Fund Shares      -5.98%          -5.26%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.72%.

                                   (BAR CHART)

2008   2.97%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 2.91%                (quarter ended 12/31/2008) -1.16%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                               2.97%           1.50%
Return After Taxes on Distributions                               2.11%           1.00%
Return After Taxes on Distributions and Sale of Fund Shares       1.98%           1.00%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 65


U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.04%.

                                   (BAR CHART)

1999   4.28%
2000   5.41%
2001   3.33%
2002   0.86%
2003   0.24%
2004   0.45%
2005   2.33%
2006   4.08%
2007   4.22%
2008   1.65%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES   Past 1 Year   Past 5 Years   Past 10 Years
---------------------   -----------   ------------   -------------
Return Before Taxes        1.65%          2.53%          2.67%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares of the Funds described in this Prospectus.


                                                                                  INVERSE S&P
                                                                                 500 STRATEGY
                                                   NOVA FUND     S&P 500 FUND        FUND
                                                INVESTOR CLASS      H-CLASS     INVESTOR CLASS
                                                --------------   ------------   --------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)         None            None          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                      0.75%           0.75%         0.90%
Distribution (12b-1) Fees                            None            0.25%         None
Total Other Expenses                                 0.54%           0.53%         0.53%
   Short Dividend Expenses                           None            None          None
   Remaining Other Expenses                          None            None          None
                                                     ----            ----          ----
Total Annual Fund Operating Expenses                 1.29%           1.53%         1.43%
                                                     ====            ====          ====

                                                    INVERSE         S&P 500       S&P 500
                                                RUSSELL 2000(R)   PURE GROWTH   PURE VALUE
                                                 STRATEGY FUND        FUND         FUND
                                                    H-CLASS         H-CLASS       H-CLASS
                                                ---------------   -----------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)        None             None          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                     0.90%            0.75%         0.75%
Distribution (12b-1) Fees                           0.25%            0.25%         0.25%
Total Other Expenses                                0.82%            0.53%         0.53%
   Short Dividend Expenses                          0.27%(2)         None          None
   Remaining Other Expenses                         0.55%            None          None
                                                    ----             ----          ----
Total Annual Fund Operating Expenses                1.97%            1.53%         1.53%
                                                    ====             ====          ====

                                                STRENGTHENING     WEAKENING
                                                  DOLLAR 2X       DOLLAR 2X
                                                STRATEGY FUND   STRATEGY FUND   REAL ESTATE
                                                   H-CLASS         H-CLASS        H-CLASS
                                                -------------   -------------   -----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)          None          None          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                       0.90%         0.90%         0.85%
Distribution (12b-1) Fees                             0.25%         0.25%         0.25%
Total Other Expenses                                  0.54%         0.55%         0.54%
   Short Interest Expenses                            None          None          None
   Remaining Other Expenses                           None          None          None
                                                      ----          ----          ----
Total Annual Fund Operating Expenses                  1.69%         1.70%         1.64%
                                                      ====          ====          ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.70%.

                                  PROSPECTUS 67


                     INVERSE                                        RUSSELL 2000(R)
 NASDAQ-100(R)    NASDAQ-100(R)    MID-CAP 1.5X   INVERSE MID-CAP    1.5X STRATEGY    RUSSELL 2000(R)
     FUND         STRATEGY FUND   STRATEGY FUND    STRATEGY FUND          FUND              FUND
INVESTOR CLASS   INVESTOR CLASS      H-CLASS          H-CLASS           H-CLASS           H-CLASS
--------------   --------------   -------------   ---------------   ---------------   ---------------

     None             None            None             None              None              None


     0.75%            0.90%           0.90%            0.90%             0.90%             0.75%
     None             None            0.25%            0.25%             0.25%             0.25%
     0.55%            0.56%           0.53%            0.55%             0.55%             0.55%
     None             None            None             None              None              None
     None             None            None             None              None              None
     ----             ----            ----             ----              ----              ----
     1.30%            1.46%           1.68%            1.70%             1.70%             1.55%
     ====             ====            ====             ====              ====              ====

S&P MIDCAP 400   S&P MIDCAP 400   S&P SMALLCAP 600   S&P SMALLCAP 600
  PURE GROWTH      PURE VALUE        PURE GROWTH        PURE VALUE       EUROPE 1.25X   JAPAN 2X STRATEGY
     FUND             FUND              FUND               FUND         STRATEGY FUND          FUND
    H-CLASS          H-CLASS           H-CLASS           H-CLASS           H-CLASS           H-CLASS
--------------   --------------   ----------------   ----------------   -------------   -----------------

     None             None              None               None             None              None


     0.75%            0.75%             0.75%              0.75%            0.90%             0.75%
     0.25%            0.25%             0.25%              0.25%            0.25%             0.25%
     0.55%            0.54%             0.56%              0.55%            0.56%             0.52%
     None             None              None               None             None              None
     None             None              None               None             None              None
     ----             ----              ----               ----             ----              ----
     1.55%            1.54%             1.56%              1.55%            1.71%             1.52%
     ====             ====              ====               ====             ====              ====

  GOVERNMENT     INVERSE GOVERNMENT                      INVERSE      U.S. GOVERNMENT
LONG BOND 1.2X        LONG BOND         HIGH YIELD      HIGH YIELD      MONEY MARKET
 STRATEGY FUND      STRATEGY FUND     STRATEGY FUND   STRATEGY FUND         FUND
INVESTOR CLASS     INVESTOR CLASS        H-CLASS         H-CLASS       INVESTOR CLASS
--------------   ------------------   -------------   -------------   ---------------

     None               None              None            None            None


     0.50%              0.90%             0.75%           0.75%           0.50%
     None               None              0.25%           0.25%           None
     0.48%              2.56%             0.56%           0.53%           0.45%
     None               2.05%(3)          None            None            None
     None               0.51%             None            None            None
     ----               ----              ----            ----            ----
     0.98%              3.46%             1.56%           1.53%           0.95%(4)
     ====               ====              ====            ====            ====

(3) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.41%. THE SHORT INTEREST EXPENSE WAS ESTIMATED BASED ON 2008 VALUES BECAUSE THEY MORE ACCURATELY ESTIMATE THE FEES AND EXPENSES OF THE FUND GOING FORWARD.

(4) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.05% FOR INVESTOR CLASS SHARES. THE EXPENSE RATIO NET OF
    THE FEES WAIVED EQUALED 0.90% FOR THE INVESTOR CLASS SHARES.

EXAMPLE


The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
NOVA - INVESTOR CLASS SHARES                                     $131     $  409    $  708    $1,556
S&P 500 - H-CLASS SHARES                                         $156     $  483    $  834    $1,824
INVERSE S&P 500 STRATEGY - INVESTOR CLASS SHARES                 $146     $  452    $  782    $1,713
NASDAQ-100(R) - INVESTOR CLASS SHARES                            $132     $  412    $  713    $1,568
INVERSE NASDAQ-100(R) STRATEGY - INVESTOR CLASS SHARES           $149     $  462    $  797    $1,746
MID-CAP 1.5x STRATEGY - H-CLASS SHARES                           $171     $  530    $  913    $1,987
INVERSE MID-CAP STRATEGY - H-CLASS SHARES                        $173     $  536    $  923    $2,009
RUSSELL 2000(R) 1.5x STRATEGY - H-CLASS SHARES                   $173     $  536    $  923    $2,009
RUSSELL 2000(R) H-CLASS SHARES                                   $158     $  490    $  845    $1,845
INVERSE RUSSELL 2000(R)  STRATEGY - H-CLASS SHARES               $200     $  618    $1,062    $2,296
S&P 500 PURE GROWTH - H-CLASS SHARES                             $156     $  483    $  834    $1,824
S&P 500 PURE VALUE - H-CLASS SHARES                              $156     $  483    $  834    $1,824
S&P MIDCAP 400 PURE GROWTH - H-CLASS SHARES                      $158     $  490    $  845    $1,845
S&P MIDCAP 400 PURE VALUE - H-CLASS SHARES                       $157     $  486    $  839    $1,835
S&P SMALLCAP 600 PURE GROWTH - H-CLASS SHARES                    $159     $  493    $  850    $1,856
S&P SMALLCAP 600 PURE VALUE - H-CLASS SHARES                     $158     $  490    $  845    $1,845
EUROPE 1.25x STRATEGY - H-CLASS SHARES                           $174     $  539    $  928    $2,019
JAPAN 2x STRATEGY - H-CLASS SHARES                               $155     $  480    $  829    $1,813
STRENGTHENING DOLLAR 2x STRATEGY - H-CLASS SHARES                $172     $  533    $  918    $1,998
WEAKENING DOLLAR 2x STRATEGY - H-CLASS SHARES                    $173     $  536    $  923    $2,009
REAL ESTATE - H-CLASS SHARES                                     $167     $  517    $  892    $1,944
GOVERNMENT LONG BOND 1.2x STRATEGY - INVESTOR CLASS SHARES       $100     $  312    $  542    $1,201
INVERSE GOVERNMENT LONG BOND STRATEGY - INVESTOR CLASS SHARES    $349     $1,062    $1,798    $3,738
HIGH YIELD STRATEGY - H-CLASS SHARES                             $159     $  493    $  850    $1,856
INVERSE HIGH YIELD STRATEGY - H-CLASS SHARES                     $156     $  483    $  834    $1,824
U.S. GOVERNMENT MONEY MARKET - INVESTOR CLASS SHARES             $ 97     $  303    $  526    $1,166

                                 PROSPECTUS 69


MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY


The Domestic Equity Funds, International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                    BENCHMARK
----                                    ----------
NOVA FUND                               150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

S&P 500 FUND                            S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY FUND           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                                        500(R) INDEX

NASDAQ-100(R) FUND                      NASDAQ 100 INDEX(R)

INVERSE NASDAQ-100(R) STRATEGY FUND     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        NASDAQ 100 INDEX(R)

MID-CAP 1.5x STRATEGY FUND              S&P MIDCAP 400(R) INDEX (The Fund seeks exposure to 150%
                                        of the performance of its benchmark)

INVERSE MID-CAP STRATEGY FUND           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        S&P MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x STRATEGY FUND      RUSSELL 2000(R) INDEX (The Fund seeks exposure to 150% of
                                        the performance of its benchmark)

RUSSELL 2000(R) FUND                    RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R) STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        RUSSELL 2000(R) INDEX

S&P 500 PURE GROWTH FUND                S&P 500/CITIGROUP PURE GROWTH INDEX

S&P 500 PURE VALUE FUND                 S&P 500/CITIGROUP PURE VALUE INDEX

S&P MIDCAP 400 PURE GROWTH FUND         S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX

S&P MIDCAP 400 PURE VALUE FUND          S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX

S&P SMALLCAP 600 PURE GROWTH FUND       S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX

S&P SMALLCAP 600 PURE VALUE FUND        S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX

EUROPE 1.25x STRATEGY FUND              DOW JONES STOXX 50(R) INDEX (The Fund seeks exposure to
                                        125% of the performance of its benchmark)

JAPAN 2x STRATEGY FUND                  200% OF THE FAIR VALUE OF THE NIKKEI 225 STOCK AVERAGE

STRENGTHENING DOLLAR 2x                 200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX(R)
STRATEGY FUND

WEAKENING DOLLAR 2x STRATEGY FUND       200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF
                                        THE U.S. DOLLAR INDEX(R)

GOVERNMENT LONG BOND 1.2x               120% OF THE PERFORMANCE OF LONG TREASURY BOND
STRATEGY FUND

INVERSE GOVERNMENT LONG BOND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                           LONG TREASURY BOND

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 12.86%. The indices underlying the funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2008 of the indices underlying the funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 13.18%; NASDAQ-100 Index(R) - 18.92%; Nikkei 225 Stock Average - 19.57%; Russell 2000(R) Index - 18.11%; S&P 500(R) Index - 12.86%; S&P MidCap 400(R)
Index - 16.56% and U.S. Dollar Index(R) - 7.92%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the funds.


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772



ADVISOR'S INVESTMENT METHODOLOGY


The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

                                 PROSPECTUS 71



DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, STRENGTHENING DOLLAR 2x STRATEGY FUND, WEAKENING DOLLAR 2x STRATEGY FUND, GOVERNMENT LONG BOND 1.2x STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.


HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

Investor and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                 PROSPECTUS 73


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and may close early (half day) on the business day preceding certain federal holidays. On any day that the NYSE or U.S. Government Bond market close early -- such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission -- the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


                                                                 MORNING                     AFTERNOON
METHOD         FUND                                              CUT-OFF TIME                CUT-OFF TIME
------         ----                                              -------------------------   -----------------------
By Mail        All Funds                                         Not Available               Market Close

By Phone       Domestic Equity Funds - except for the S&P        Not Available               3:45 P.M., Eastern Time
               500 Fund and Russell 2000(R) Fund
               S&P 500 Fund and Russell 2000(R) Fund             10:30 A.M., Eastern Time    3:45 P.M., Eastern Time
               International Equity Funds                        Not Available               3:45 P.M., Eastern Time
               Strengthening Dollar 2x Strategy Fund and         Not Available               3:45 P.M., Eastern Time
               Weakening Dollar 2x Strategy Fund
               Real Estate Fund                                  Not Available               3:30 P.M., Eastern Time
               Fixed Income Funds - except for the High Yield    Not Available               3:45 P.M., Eastern Time
               Strategy Fund and Inverse High Yield Strategy
               Fund
               High Yield Strategy Fund and Inverse High Yield   Not Available               3:30 P.M., Eastern Time
               Strategy Fund
               U.S. Government Money Market Fund**               Not Available               1:00 P.M., Eastern Time

                                                                 MORNING                     AFTERNOON
METHOD         FUND                                              CUT-OFF TIME                CUT-OFF TIME
------         ----                                              -------------------------   -----------------------
By Internet    Domestic Equity Funds - except for the S&P        Not Available               3:50 P.M., Eastern Time
               500 Fund and Russell 2000(R) Fund
               S&P 500 Fund and Russell 2000(R) Fund             10:30 A.M., Eastern Time    3:50 P.M., Eastern Time
               International Equity Funds                        Not Available               3:50 P.M., Eastern Time
               Strengthening Dollar 2x Strategy Fund and         Not Available               3:50 P.M., Eastern Time
               Weakening Dollar 2x Strategy Fund
               Real Estate Fund                                  Not Available               3:45 P.M., Eastern Time
               Fixed Income Funds - except for the High Yield    Not Available               3:50 P.M., Eastern Time
               Strategy Fund and Inverse High Yield Strategy
               Fund
               High Yield Strategy Fund and Inverse High Yield   Not Available               3:45 P.M., Eastern Time
               Strategy Fund
               U.S. Government Money Market Fund**               Not Available               1:00 P.M., Eastern Time
By Financial   All Funds - except for the S&P 500 Fund and       Not Available               Market Close*
Intermediary   Russell 2000(R) Fund
               S&P 500 Fund and Russell 2000(R) Fund             10:30 A.M., Eastern Time*


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                  PROSPECTUS 75


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).


If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ----------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
BY MAIL                         ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.
IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE                                   Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL PAPERWORK.
                                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

                                     Include the name of the Rydex Fund(s) you want to purchase on your check.
CALL RYDEX
CLIENT SERVICES               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
TO REQUEST A RETIREMENT                          CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.
ACCOUNT INVESTOR
APPLICATION KIT.                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                                 MAILING ADDRESSES:

                                         STANDARD DELIVERY                               OVERNIGHT DELIVERY
                                         Rydex Investments                                Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                 200 SW 6th Street
                                       Topeka, KS 66675-8567                            Topeka, KS 66603-3704

                                  PROSPECTUS 77



                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire instructions
                           Rydex to obtain your account number.            the Rydex Fund(s) you want to purchase.

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY WIRE                    To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
RYDEX CLIENT SERVICES      MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
PHONE NUMBER:              CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888
OR                         -    Account Number
301.296.5406
                           -    Fund Name

                           -    Amount of Wire

                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                           BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           Wire Instructions:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                                                CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                           Rydex to obtain your account number. Be sure    A MINIMUM OF $20. To make a subsequent
                           to complete the "Electronic Investing (via      purchase, send written purchase instructions
                           ACH)" section. Then, fax it to Rydex. (ONLY     that include:
                           Individual, Joint and UGMA/UTMA accounts
BY ACH (FAX)               may be opened by fax).                          -    YOUR NAME
RYDEX FAX NUMBER:
301.296.5103               -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                                INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(s)   -    ACH BANK INFORMATION (IF NOT ON RECORD)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                    Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:


              STANDARD DELIVERY       OVERNIGHT DELIVERY
            ---------------------   ---------------------
              Rydex Investments       Rydex Investments
  MAIL        Attn: Ops. Dept.        Attn: Ops. Dept.
              P.O. Box 758567         200 SW 6th Street
              Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5103

            If you send your redemption order by fax, you must call Rydex Client
   FAX Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed


TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

                                  PROSPECTUS 79


RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e. electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:


              STANDARD DELIVERY       OVERNIGHT DELIVERY
            ---------------------   ---------------------
              Rydex Investments       Rydex Investments
              Attn: Ops. Dept.        Attn: Ops. Dept.
  MAIL        P.O. Box 758567         200 SW 6th Street
              Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Investor Class Shares or H-Class Shares of the Funds for Investor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the

                                  PROSPECTUS 81


process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS


The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do

                                  PROSPECTUS 83


so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


DISTRIBUTION AND SHAREHOLDER SERVICES

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

                                  PROSPECTUS 85


STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


FUND                                                                ADVISORY FEE
----                                                                ------------
NOVA ............................................................      0.75%
S&P 500 .........................................................      0.75%
INVERSE S&P 500 STRATEGY ........................................      0.90%
NASDAQ-100(R) ...................................................      0.75%
INVERSE NASDAQ-100(R)  STRATEGY .................................      0.90%
MID-CAP 1.5x STRATEGY ...........................................      0.90%
INVERSE MID-CAP STRATEGY ........................................      0.90%
RUSSELL 2000(R) 1.5x STRATEGY ...................................      0.90%
RUSSELL 2000(R) .................................................      0.75%
INVERSE RUSSELL 2000(R) STRATEGY ................................      0.90%
S&P 500 PURE GROWTH .............................................      0.75%
S&P 500 PURE VALUE ..............................................      0.75%
S&P MIDCAP 400 PURE GROWTH ......................................      0.75%
S&P MIDCAP 400 PURE VALUE .......................................      0.75%
S&P SMALLCAP 600 PURE GROWTH ....................................      0.75%
S&P SMALLCAP 600 PURE VALUE .....................................      0.75%
EUROPE 1.25x STRATEGY ...........................................      0.90%
JAPAN 2x STRATEGY ...............................................      0.75%
STRENGTHENING DOLLAR 2x STRATEGY ................................      0.90%
WEAKENING DOLLAR 2x STRATEGY ....................................      0.90%
REAL ESTATE .....................................................      0.85%
GOVERNMENT LONG BOND 1.2x STRATEGY ..............................      0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY ...........................      0.90%
HIGH YIELD STRATEGY .............................................      0.75%
INVERSE HIGH YIELD STRATEGY .....................................      0.75%
U.S. GOVERNMENT MONEY MARKET* ...................................      0.50%

* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the MultiHedge Strategies Fund which is offered in a separate prospectus, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                  PROSPECTUS 87


FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds' 2009 Annual Reports. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Reports are incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                 NET
                                                               INCREASE
                                                    NET       (DECREASE)
                                                 REALIZED       IN NET
                                                    AND         ASSETS
                       NET ASSET       NET       UNREALIZED      VALUE     DISTRIBUTIONS   DISTRIBUTIONS                   NET ASSET
                         VALUE,    INVESTMENT      GAINS       RESULTING     FROM NET        FROM NET                        VALUE,
                       BEGINNING     INCOME     (LOSSES) ON      FROM        INVESTMENT       REALIZED         TOTAL         END OF
YEAR ENDED             OF PERIOD     (LOSS)+    INVESTMENTS   OPERATIONS      INCOME           GAINS       DISTRIBUTIONS     PERIOD
----------             ---------   ----------   -----------   ----------   -------------   -------------   -------------   ---------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2009       $26.13       $ .19        $(14.83)     $(14.64)      $ (.09)             $--          $ (.09)        $11.40
   March 31, 2008        30.92         .40          (4.51)       (4.11)        (.68)              --            (.68)         26.13
   March 31, 2007        28.89        (.15)          4.19         4.04        (2.01)              --           (2.01)         30.92
   March 31, 2006        25.96        (.12)          3.90         3.78         (.85)              --            (.85)         28.89
   March 31, 2005        24.12        (.11)          1.95         1.84           --               --              --          25.96
S&P 500 FUND H-CLASS
   MARCH 31, 2009        25.90         .13         (10.21)      (10.08)        (.04)              --            (.04)         15.78
   March 31, 2008        27.31         .39          (1.66)       (1.27)        (.14)              --            (.14)         25.90
   March 31, 2007*       25.00         .30           2.52         2.82         (.11)            (.40)           (.51)         27.31
INVERSE S&P 500 STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        40.00         .12          14.94        15.06         (.83)              --            (.83)         54.23
   March 31, 2008        37.85         .93           2.74         3.67        (1.52)              --           (1.52)         40.00
   March 31, 2007+++     40.30        (.20)         (1.15)       (1.35)       (1.10)              --           (1.10)         37.85
   March 31, 2006+++     43.45        (.20)         (2.35)       (2.55)        (.60)              --            (.60)         40.30
   March 31, 2005+++     45.85        (.20)         (2.20)       (2.40)          --               --              --          43.45
NASDAQ-100(R) FUND INVESTOR CLASS
   MARCH 31, 2009        11.81        (.06)         (3.60)       (3.66)          --               --              --           8.15
   March 31, 2008        11.78        (.06)           .09          .03           --               --              --          11.81
   March 31, 2007        11.34        (.06)           .50          .44           --               --              --          11.78
   March 31, 2006         9.94        (.05)          1.49         1.44         (.04)              --            (.04)         11.34
   March 31, 2005         9.73         .04            .17          .21           --               --              --           9.94
INVERSE NASDAQ-100(R) STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        21.27        (.06)          4.25         4.19         (.37)              --            (.37)         25.09
   March 31, 2008        21.67         .59           (.30)         .29         (.69)              --            (.69)         21.27
   March 31, 2007        21.80        (.11)           .54          .43         (.56)              --            (.56)         21.67
   March 31, 2006        24.55        (.11)         (2.31)       (2.42)        (.33)              --            (.33)         21.80
   March 31, 2005        25.69        (.11)         (1.03)       (1.14)          --               --              --          24.55
MID-CAP 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2009        32.40         .01         (17.76)      (17.75)          --            (1.32)          (1.32)         13.33
   March 31, 2008        41.58         .25          (7.49)       (7.24)        (.26)           (1.68)          (1.94)         32.40
   March 31, 2007        40.17         .06           2.72         2.78           --            (1.37)          (1.37)         41.58
   March 31, 2006        31.86          --ss         8.69         8.69           --             (.38)           (.38)         40.17
   March 31, 2005        28.30        (.06)          3.62         3.56           --               --              --          31.86
INVERSE MID-CAP STRATEGY FUND H-CLASS
   MARCH 31, 2009        37.07        (.27)         11.45        11.18         (.04)              --            (.04)         48.21
   March 31, 2008        33.78         .78           3.14         3.92         (.63)              --            (.63)         37.07
   March 31, 2007        37.04        1.35          (1.82)        (.47)       (2.79)              --           (2.79)         33.78
   March 31, 2006        44.01         .83          (7.15)       (6.32)        (.65)              --            (.65)         37.04
   March 31, 2005        49.01         .18          (5.18)       (5.00)          --               --              --          44.01
RUSSELL 2000(R) 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2009        28.62        (.02)        (16.13)      (16.15)          --               --              --          12.47
   March 31, 2008        37.22         .30          (8.82)       (8.52)        (.08)              --            (.08)         28.62
   March 31, 2007        37.32         .10           1.23         1.33           --            (1.43)          (1.43)         37.22
   March 31, 2006        27.51         .03           9.78         9.81           --               --              --          37.32
   March 31, 2005        26.22        (.07)          1.52         1.45           --             (.16)           (.16)         27.51
RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2009        23.57        (.02)         (9.24)       (9.26)          --               --              --          14.31
   March 31, 2008        27.64         .51          (4.38)       (3.87)        (.20)              --            (.20)         23.57
   March 31, 2007*       25.00         .34           2.44         2.78         (.14)              --            (.14)         27.64

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                    ---------------------------------------------
                                                                        COMBINED
                                                                          NET
                                                              NET      INVESTMENT                NET ASSETS,
                          TOTAL       TOTAL      NET      INVESTMENT     INCOME     PORTFOLIO       END OF
                       INVESTMENT   EXPENSES   EXPENSES     INCOME       (LOSS)      TURNOVER   PERIOD (000'S
YEAR ENDED              RETURN++    (square)   (square)     (LOSS)     (triangle)      RATE        OMITTED)
----------             ----------   --------   --------   ----------   ----------   ---------   -------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2009       (56.06)%     1.29%      1.29%       0.93%          --          143%       $ 32,603
   March 31, 2008       (13.71)%     1.27%      1.27%       1.26%          --          115%         74,674
   March 31, 2007        13.99%      1.25%      1.25%       1.23%          --          144%        113,195
   March 31, 2006        14.68%      1.35%      1.23%      (0.45)%       0.95%         192%        139,786
   March 31, 2005         7.63%      1.21%      1.21%      (0.44)%       0.82%         388%        175,042
S&P 500 FUND H-CLASS
   MARCH 31, 2009       (38.94)%     1.53%      1.53%       0.64%          --          168%        139,759
   March 31, 2008        (4.72)%     1.48%      1.48%       1.40%          --          396%         78,963
   March 31, 2007*       11.29%      1.54%**    1.54%**     1.33%**        --          119%          6,374
INVERSE S&P 500 STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        37.66%      1.43%      1.43%       0.25%          --           --         217,740
   March 31, 2008        10.24%      1.41%      1.41%       3.08%          --           --         223,044
   March 31, 2007+++     (3.26)%     1.36%      1.36%       3.85%          --           --         293,092
   March 31, 2006+++     (5.84)%     1.41%      1.38%      (0.45)%       2.29%          --         329,785
   March 31, 2005+++     (5.23)%     1.38%      1.38%      (0.46)%       0.25%          --         326,085
NASDAQ-100(R) FUND INVESTOR CLASS
   MARCH 31, 2009       (30.99)%     1.30%      1.30%      (0.59)%         --           55%        389,944
   March 31, 2008         0.25%      1.28%      1.28%      (0.50)%         --           57%        617,923
   March 31, 2007         3.88%      1.22%      1.22%      (0.52)%         --           71%        635,744
   March 31, 2006        14.45%      1.20%      1.20%      (0.49)%         --          122%        893,295
   March 31, 2005         2.16%      1.20%      1.20%       0.40%          --          132%        801,185
INVERSE NASDAQ-100(R) STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        19.48%      1.46%      1.46%      (0.26)%         --           --          33,672
   March 31, 2008         1.92%      1.47%      1.47%       2.98%          --           --          59,819
   March 31, 2007         2.01%      1.40%      1.40%       3.79%          --           --         104,617
   March 31, 2006        (9.85)%     1.39%      1.38%      (0.45)%       2.22%          --         143,742
   March 31, 2005        (4.44)%     1.38%      1.38%      (0.46)%       0.20%          --         198,288
MID-CAP 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2009       (54.71)%     1.68%      1.68%       0.06%          --          204%         11,063
   March 31, 2008       (18.31)%     1.67%      1.67%       0.61%          --          226%         11,763
   March 31, 2007         7.08%      1.67%      1.67%       0.16%          --          296%         24,918
   March 31, 2006        27.36%      1.90%      1.64%       0.01%          --          528%         50,883
   March 31, 2005        12.58%      1.62%      1.62%      (0.21)%         --          669%         59,274
INVERSE MID-CAP STRATEGY FUND H-CLASS
   MARCH 31, 2009        30.14%      1.70%      1.70%      (0.62)%         --           --           7,350
   March 31, 2008        11.83%      1.65%      1.65%       2.26%          --           --          46,630
   March 31, 2007        (1.38)%     1.66%      1.66%       3.51%          --           --          15,531
   March 31, 2006       (14.42)%     1.64%      1.64%       2.01%          --           --          18,475
   March 31, 2005       (10.20)%     1.60%      1.60%       0.39%          --           --          30,073
RUSSELL 2000(R) 1.5x STRATEGY FUND H-CLASS
   MARCH 31, 2009       (56.43)%     1.70%      1.70%      (0.07)%         --          288%         13,807
   March 31, 2008       (22.93)%     1.67%      1.67%       0.83%          --          227%         13,839
   March 31, 2007         3.57%      1.66%      1.66%       0.27%          --          179%         42,861
   March 31, 2006        35.66%      2.05%      1.64%       0.10%          --          441%        170,698
   March 31, 2005         5.52%      1.62%      1.62%      (0.26)%         --          501%         68,084
RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2009       (39.29)%     1.55%      1.55%       1.55%       (0.09)%        485%         19,847
   March 31, 2008       (14.08)%     1.52%      1.52%       1.52%        1.86%         535%          4,327
   March 31, 2007*       11.13%      1.52%**    1.52%**     1.52%**      1.55%**       335%         13,248

                                  PROSPECTUS 89

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                 NET
                                                               INCREASE
                                                    NET       (DECREASE)
                                                  REALIZED      IN NET
                                                    AND         ASSETS
                       NET ASSET       NET       UNREALIZED      VALUE     DISTRIBUTIONS   DISTRIBUTIONS                   NET ASSET
                         VALUE,    INVESTMENT      GAINS       RESULTING      FROM NET        FROM NET                       VALUE,
                       BEGINNING     INCOME      (LOSSES)ON      FROM        INVESTMENT       REALIZED          TOTAL        END OF
YEAR ENDED             OF PERIOD     (LOSS)+    INVESTMENTS   OPERATIONS       INCOME          GAINS       DISTRIBUTIONS     PERIOD
----------             ---------   ----------   -----------   ----------   -------------   -------------   -------------   ---------
INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
   MARCH 31, 2009        $39.07      $ (.19)      $  9.56      $  9.37       $  (.39)        $    --         $  (.39)       $ 48.05
   March 31, 2008         35.02        1.05          4.41         5.46         (1.41)             --           (1.41)         39.07
   March 31, 2007         36.98        1.36         (1.63)        (.27)        (1.69)             --           (1.69)         35.02
   March 31, 2006         46.09         .91         (9.30)       (8.39)         (.72)             --            (.72)         36.98
   March 31, 2005         48.80         .04         (2.75)       (2.71)           --              --              --          46.09
S&P 500 PURE GROWTH FUND H-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009         25.10        (.09)        (9.20)       (9.29)           --              --              --          15.81
   March 31, 2008         27.16        (.17)        (1.50)       (1.67)           --            (.39)           (.39)         25.10
   March 31, 2007         26.11        (.14)         1.19         1.05            --              --              --          27.16
   March 31, 2006         24.49        (.05)         1.69         1.64            --            (.02)           (.02)         26.11
   March 31, 2005         24.18         .37          (.06)         .31            --             (--)ss          (--)ss       24.49
S&P 500 PURE VALUE FUND H-CLASS (FORMERLY, LARGE-CAP VALUE FUND)
   MARCH 31, 2009+++     100.00        1.40        (56.88)      (55.48)        (1.05)          (7.80)          (8.85)         35.67
   March 31, 2008+++     167.30        1.80        (29.85)      (28.05)        (9.95)         (29.30)         (39.25)        100.00
   March 31, 2007+++     145.60        1.75         21.75        23.50         (1.05)           (.75)          (1.80)        167.30
   March 31, 2006+++     132.80        1.15         13.67        14.82            --           (2.02)          (2.02)        145.60
   March 31, 2005+++     124.35         .80          7.90         8.70           (--)ss         (.25)           (.25)        132.80
S&P MIDCAP 400 PURE GROWTH FUND H-CLASS (FORMERLY, MID-CAP GROWTH FUND FUND)
   MARCH 31, 2009         26.68        (.22)        (8.25)       (8.47)           --              --              --          18.21
   March 31, 2008         30.75        (.28)        (1.41)       (1.69)           --           (2.38)          (2.38)         26.68
   March 31, 2007         31.95        (.24)          .66          .42            --           (1.62)          (1.62)         30.75
   March 31, 2006         26.86        (.19)         5.41         5.22            --            (.13)           (.13)         31.95
   March 31, 2005         25.17        (.17)         1.87         1.70            --            (.01)           (.01)         26.86
S&P MIDCAP 400 PURE VALUE FUND H-CLASS (FORMERLY, MID-CAP VALUE FUND)
   MARCH 31, 2009         29.71         .47        (16.51)      (16.04)           --              --              --          13.67
   March 31, 2008         36.58         .35         (6.29)       (5.94)         (.93)             --            (.93)         29.71
   March 31, 2007         31.82         .46          4.46         4.92            --            (.16)           (.16)         36.58
   March 31, 2006         27.49         .07          4.45         4.52           (--)ss         (.19)           (.19)         31.82
   March 31, 2005         25.13         .21          2.26         2.47           (--)ss         (.11)           (.11)         27.49
S&P SMALLCAP 600 PURE GROWTH FUND H-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
   MARCH 31, 2009         27.45        (.13)       (10.38)      (10.51)           --              --              --          16.94
   March 31, 2008         32.62        (.26)        (3.58)       (3.84)           --           (1.33)          (1.33)         27.45
   March 31, 2007         32.27        (.33)          .68          .35            --              --              --          32.62
   March 31, 2006         27.97        (.22)         5.32         5.10            --            (.80)           (.80)         32.27
   March 31, 2005         25.34        (.23)         3.11         2.88            --            (.25)           (.25)         27.97
S&P SMALLCAP 600 PURE VALUE FUND H-CLASS (FORMERLY, SMALL-CAP VALUE FUND)
   MARCH 31, 2009         26.53         .27        (15.36)      (15.09)         (.37)             --            (.37)         11.07
   March 31, 2008         35.51         .33         (9.04)       (8.71)         (.27)             --            (.27)         26.53
   March 31, 2007         33.38         .15          2.01         2.16            --            (.03)           (.03)         35.51
   March 31, 2006         28.24         .06          5.58         5.64            --            (.50)           (.50)         33.38
   March 31, 2005         25.62        (.01)         2.76         2.75            --            (.13)           (.13)         28.24
EUROPE 1.25x STRATEGY FUND H-CLASS
   MARCH 31, 2009         22.26         .21        (14.11)      (13.90)           --              --              --           8.36
   March 31, 2008         24.14         .57         (1.52)        (.95)         (.23)           (.70)           (.93)         22.26
   March 31, 2007         20.06         .59          3.61         4.20          (.12)             --            (.12)         24.14
   March 31, 2006         17.13         .22          3.03         3.25            --            (.32)           (.32)         20.06
   March 31, 2005         14.98         .05          2.58         2.63          (.47)           (.01)           (.48)         17.13



                                                RATIOS TO
                                           AVERAGE NET ASSETS:
                                    ---------------------------------
                                                               NET                   NET ASSETS,
                          TOTAL      TOTAL                 INVESTMENT   PORTFOLIO      END OF
                       INVESTMENT   EXPENSES   OPERATING     INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED              RETURN++    (square)   EXPENSES#     (LOSS)        RATE        OMITTED)
----------             ----------   --------   ---------   ----------   ---------   -------------
INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
   MARCH 31, 2009        23.93%       1.97%      1.70%       (0.45)%        214%       $ 30,131
   March 31, 2008        16.10%       1.89%      1.89%        2.93%          --          42,554
   March 31, 2007        (0.67)%      1.65%      1.65%        3.56%          --          48,718
   March 31, 2006       (18.36)%      1.65%      1.65%        2.14%          --          52,201
   March 31, 2005        (5.55)%      1.63%      1.63%        0.09%          --          46,832
S&P 500 PURE GROWTH FUND H-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009       (37.01)%      1.53%      1.53%       (0.41)%        573%         12,512
   March 31, 2008        (6.28)%      1.53%      1.53%       (0.62)%        450%         11,937
   March 31, 2007         4.02%       1.52%      1.52%       (0.53)%      1,029%         49,087
   March 31, 2006         6.71%       1.49%      1.49%       (0.19)%      1,276%         32,258
   March 31, 2005         1.30%       1.47%      1.47%        1.52%       2,018%         11,762
S&P 500 PURE VALUE FUND H-CLASS (FORMERLY, LARGE-CAP VALUE FUND)
   MARCH 31, 2009+++    (57.23)%      1.53%      1.53%        2.36%       1,448%          4,558
   March 31, 2008+++    (19.98)%      1.53%      1.53%        1.11%         289%         18,459
   March 31, 2007+++     16.21%       1.51%      1.51%        1.12%         389%        184,082
   March 31, 2006+++     11.20%       1.49%      1.49%        0.82%       1,054%         56,005
   March 31, 2005+++      6.99%       1.47%      1.47%        0.63%         747%         24,974
S&P MIDCAP 400 PURE GROWTH FUND H-CLASS (FORMERLY, MID-CAP GROWTH FUND FUND)
   MARCH 31, 2009       (31.75)%      1.55%      1.55%       (0.95)%      1,281%         15,591
   March 31, 2008        (6.25)%      1.51%      1.51%       (0.92)%        736%         14,158
   March 31, 2007         1.42%       1.52%      1.52%       (0.80)%        537%          7,715
   March 31, 2006        19.46%       1.50%      1.50%       (0.63)%        681%         48,888
   March 31, 2005         6.75%       1.46%      1.46%       (0.66)%      1,211%         23,733
S&P MIDCAP 400 PURE VALUE FUND H-CLASS (FORMERLY, MID-CAP VALUE FUND)
   MARCH 31, 2009       (53.99)%      1.54%      1.54%        2.01%         977%          3,985
   March 31, 2008       (16.48)%      1.54%      1.54%        0.96%         297%          6,512
   March 31, 2007        15.49%       1.52%      1.52%        1.39%         625%         76,513
   March 31, 2006        16.47%       1.48%      1.48%        0.25%         558%         31,340
   March 31, 2005         9.83%       1.46%      1.46%        0.77%         731%        115,660
S&P SMALLCAP 600 PURE GROWTH FUND H-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
   MARCH 31, 2009       (38.29)%      1.56%      1.56%       (0.55)%      1,066%          9,795
   March 31, 2008       (12.23)%      1.53%      1.53%       (0.79)%        834%          6,259
   March 31, 2007         1.08%       1.53%      1.53%       (1.05)%        623%         18,171
   March 31, 2006        18.44%       1.50%      1.50%       (0.73)%      1,003%         73,489
   March 31, 2005        11.38%       1.46%      1.46%       (0.84)%        983%         26,145
S&P SMALLCAP 600 PURE VALUE FUND H-CLASS (FORMERLY, SMALL-CAP VALUE FUND)
   MARCH 31, 2009       (57.20)%      1.55%      1.55%        1.40%         878%         21,489
   March 31, 2008       (24.56)%      1.48%      1.48%        1.04%         566%         51,563
   March 31, 2007         6.46%       1.52%      1.52%        0.46%         728%         10,478
   March 31, 2006        20.20%       1.50%      1.50%        0.19%         806%        102,448
   March 31, 2005        10.73%       1.47%      1.47%       (0.04)%        744%         75,748
EUROPE 1.25x STRATEGY FUND H-CLASS
   MARCH 31, 2009       (62.44)%      1.71%      1.71%        1.22%         384%          4,739
   March 31, 2008        (4.60)%      1.67%      1.67%        2.20%         320%         21,670
   March 31, 2007        20.95%       1.66%      1.66%        2.63%         373%         57,887
   March 31, 2006        19.17%       1.64%      1.63%        1.21%         454%         46,066
   March 31, 2005        17.49%       1.61%      1.61%        0.28%          --          62,957

FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                              NET
                                                 NET        INCREASE
                                               REALIZED   (DECREASE)
                                                 AND      IN NET ASSET                 DISTRIBUTIONS
                      NET ASSET      NET      UNREALIZED      VALUE     DISTRIBUTIONS      FROM
                        VALUE,   INVESTMENT     GAINS       RESULTING      FROM NET         NET                       PAYMENTS
                      BEGINNING    INCOME    (LOSSES) ON      FROM        INVESTMENT      REALIZED        TOTAL          BY
YEAR ENDED            OF PERIOD    (LOSS)+   INVESTMENTS   OPERATIONS       INCOME         GAINS      DISTRIBUTIONS  AFFILIATES
----------            ---------  ----------  -----------  ------------  -------------  -------------  -------------  ----------
JAPAN 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009       $25.12    $ (.08)      $(16.22)     $(16.30)       $ (.01)       $   --           $(.01)     $ .20ssss
   March 31, 2008*       25.00        --ss         .12          .12            --            --              --         --
STRENGTHENING DOLLAR 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009        19.83       .02         6.44         6.46             --         (6.73)          (6.73)        --
   March 31, 2008        25.33       .57        (6.07)       (5.50)            --            --              --         --
   March 31, 2007        27.71       .90        (3.28)       (2.38)            --            --              --         --
   March 31, 2006*       25.00       .51         2.33         2.84           (.13)           --            (.13)        --
WEAKENING DOLLAR 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009        29.25      (.03)       (8.80)       (8.83)         (1.28)        (2.77)          (4.05)        --
   March 31, 2008        26.18       .68         7.17         7.85          (4.78)          (--)ss        (4.78)        --
   March 31, 2007        22.69       .90         2.59         3.49             --            --              --         --
   March 31, 2006*       25.00       .49        (2.66)       (2.17)          (.14)           --            (.14)        --
REAL ESTATE FUND H-CLASS
   MARCH 31, 2009        32.40       .61       (19.29)      (18.68)          (.90)           --            (.90)        --
   March 31, 2008        42.14       .53       (10.04)       (9.51)          (.23)           --            (.23)        --
   March 31, 2007        36.47       .54         5.42         5.96           (.17)         (.12)           (.29)        --
   March 31, 2006        27.85       .57         8.25         8.82             --          (.20)           (.20)        --
   March 31, 2005        26.65       .58          .77         1.35           (.03)         (.12)           (.15)        --
GOVERNMENT LONG BOND 1.2x STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        11.78       .36         1.97         2.33           (.37)           --            (.37)        --
   March 31, 2008        10.59       .40         1.19         1.59           (.40)           --            (.40)        --
   March 31, 2007        10.50       .41          .09          .50           (.41)           --            (.41)        --
   March 31, 2006        11.04       .42         (.54)        (.12)          (.42)           --            (.42)        --
   March 31, 2005        11.03       .42           --          .42           (.41)           --            (.41)        --
INVERSE GOVERNMENT LONG BOND STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009        16.81      (.11)       (3.38)       (3.49)            --            --              --         --
   March 31, 2008        19.37       .49        (2.39)       (1.90)          (.66)           --            (.66)        --
   March 31, 2007        19.69      (.09)         .40          .31           (.63)           --            (.63)        --
   March 31, 2006        18.94      (.07)         .82          .75             --            --              --         --
   March 31, 2005        19.77      (.08)        (.75)        (.83)            --            --              --         --
HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2009        24.28      (.04)       (3.63)       (3.67)         (4.00)           --           (4.00)        --
   March 31, 2008*       25.00       .62        (1.27)        (.65)          (.07)           --            (.07)        --
INVERSE HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2009        51.38      (.29)        5.49         5.20             --         (1.32)          (1.32)        --
   March 31, 2008*       50.00      1.44         (.06)        1.38             --            --              --         --
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009         1.00       .01           --          .01           (.01)           --            (.01)        --
   March 31, 2008         1.00       .04           --          .04           (.04)           --            (.04)        --
   March 31, 2007         1.00       .04           --          .04           (.04)           --            (.04)        --
   March 31, 2006         1.00       .03           --          .03           (.03)           --            (.03)        --
   March 31, 2005         1.00       .01           --          .01           (.01)           --            (.01)        --


                                                             RATIOS TO
                                                        AVERAGE NET ASSETS:              COMBINED
                                             -----------------------------------------      NET
                      NET ASSET                                                 NET     INVESTMENT              NET ASSETS,
                        VALUE,      TOTAL                                   INVESTMENT    INCOME    PORTFOLIO     END OF
                        END OF   INVESTMENT    TOTAL      NET    OPERATING    INCOME      (LOSS)     TURNOVER  PERIOD (000'S
YEAR ENDED              PERIOD    RETURN++   EXPENSES  EXPENSES  EXPENSES#    (LOSS)    (triangle)     RATE       OMITTED)
----------            ---------  ----------  --------  --------  ---------  ----------  ----------  ---------  -------------
JAPAN 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009      $ 9.01     (64.10)%    1.52%     1.52%     1.52%      (0.55)%         --      $   --      $   6,531
   March 31, 2008*      25.12       0.48%     1.44%**   1.44%**   1.44%**     0.17%**        --          --          5,243
STRENGTHENING DOLLAR 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009       19.56      30.25%     1.69%     1.69%     1.69%       0.08%          --          --         22,147
   March 31, 2008       19.83     (21.71)%    1.66%     1.66%     1.66%       2.44%          --          --         29,011
   March 31, 2007       25.33      (8.59)%    1.66%     1.66%     1.66%       3.47%          --          --         11,946
   March 31, 2006*      27.71      11.35%     1.66%**   1.66%**   1.66%**     2.19%**        --          --          7,270
WEAKENING DOLLAR 2x STRATEGY FUND H-CLASS
   MARCH 31, 2009       16.37     (29.86)%    1.70%     1.70%     1.70%      (0.13)%         --          --         60,249
   March 31, 2008       29.25      32.41%     1.67%     1.67%     1.67%       2.45%          --          --        103,867
   March 31, 2007       26.18      15.38%     1.65%     1.65%     1.65%       3.60%          --          --        110,480
   March 31, 2006*      22.69      (8.69)%    1.68%**   1.68%**   1.68%**     2.53%**        --          --         51,710
REAL ESTATE FUND H-CLASS
   MARCH 31, 2009       12.82     (58.01)%    1.64%     1.64%     1.64%       2.14%          --         780%         1,757
   March 31, 2008       32.40     (22.60)%    1.64%     1.64%     1.64%       1.43%          --         832%        14,140
   March 31, 2007       42.14      16.34%     1.62%     1.62%     1.62%       1.35%          --         762%        25,784
   March 31, 2006       36.47      31.74%     1.59%     1.59%     1.59%       1.78%          --       1,304%        49,591
   March 31, 2005       27.85       5.06%     1.58%     1.58%     1.58%       2.08%          --       1,773%         8,186
GOVERNMENT LONG BOND 1.2x STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009       13.74      20.17%     0.98%     0.98%     0.98%       2.79%          --       1,794%        43,237
   March 31, 2008       11.78      15.43%     0.97%     0.97%     0.97%       3.75%          --       1,142%        30,695
   March 31, 2007       10.59       4.87%     0.96%     0.96%     0.96%       3.92%          --       1,357%        40,816
   March 31, 2006       10.50      (1.37)%    0.94%     0.94%     0.94%       3.69%          --       1,451%        33,223
   March 31, 2005       11.04       4.04%     0.93%     0.93%     0.93%       3.95%          --         737%        25,992
INVERSE GOVERNMENT LONG BOND STRATEGY FUND INVESTOR CLASS
   MARCH 31, 2009       13.32     (20.76)%    2.80%     1.41%     1.41%      (0.72)%         --         584%       269,155
   March 31, 2008       16.81      (9.98)%    3.45%     1.40%     1.40%       2.56%          --         550%       237,900
   March 31, 2007       19.37       1.66%     4.97%     1.36%     1.36%       3.68%          --         192%       313,117
   March 31, 2006       19.69       3.96%     4.66%     1.33%     1.33%      (0.40)%       0.78%        179%       768,588
   March 31, 2005       18.94      (4.20)%    5.11%     1.32%     1.32%      (0.40)%       1.53%        101%     1,472,040
HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2009       16.61     (16.16)%    1.56%     1.56%     1.56%      (0.20)%         --          --        239,528
   March 31, 2008*      24.28      (2.61)%    1.49%**   1.49%**   1.49%**     2.55%**        --          --         64,290
INVERSE HIGH YIELD STRATEGY FUND H-CLASS
   MARCH 31, 2009       55.26      10.17%     1.53%     1.53%     1.53%      (0.55)%         --          --         13,799
   March 31, 2008*      51.38       2.76%     1.52%**   1.52%**   1.52%**     2.84%**        --          --          6,536
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009        1.00       1.06%     0.95%     0.90%     0.90%       1.02%          --          --      1,114,286
   March 31, 2008        1.00       3.76%     0.93%     0.93%     0.93%       3.71%          --          --        978,584
   March 31, 2007        1.00       4.26%     0.92%     0.92%     0.92%       4.20%          --          --        982,347
   March 31, 2006        1.00       2.79%     0.88%     0.88%     0.88%       2.74%          --          --        975,088
   March 31, 2005        1.00       0.82%     0.87%     0.87%     0.87%       0.81%          --          --      1,196,009

                                  PROSPECTUS 91


*    SINCE THE COMMENCEMENT OF OPERATIONS:

     SEPTEMBER 1, 2004 -- STRENGTHENING DOLLAR 2X STRATEGY FUND H-CLASS AND WEAKENING DOLLAR 2X STRATEGY FUND H-CLASS;

     MAY 31, 2006 -- S&P 500 Fund H-Class and Russell 2000(R) Fund H-Class;

     APRIL 16, 2007 -- HIGH YIELD STRATEGY FUND H-CLASS AND INVERSE HIGH YIELD STRATEGY FUND H-CLASS;

     FEBRUARY 22, 2008 -- JAPAN 2X STRATEGY FUND H-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ INVERSE S&P 500 STRATEGY FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2007 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 23, 2007; S&P 500 PURE VALUE FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

# OPERATING EXPENSES EXCLUDE INTEREST AND DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT.

ss   LESS THAN $.01 PER SHARE.

ss ss EXCLUDING THE REIMBURSEMENT, THE FUND'S TOTAL RETURN WOULD HAVE BEEN
      -64.90%, -65.15% AND -64.90% FOR THE A-CLASS, C-CLASS AND H-CLASS, RESPECTIVELY.

     PRIOR TO APRIL 1, 2007, THE NOVA FUND, INVERSE S&P 500 STRATEGY FUND, INVERSE NASDAQ-100(R) STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND OPERATED UNDER A MASTERFEEDER STRUCTURE.

(triangle)  RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER MASTER
            PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "COMBINED NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

(square) EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S


THE INVERSE S&P 500 STRATEGY, MID-CAP 1.5X STRATEGY, NOVA, S&P 500, S&P 500 PURE GROWTH, S&P 500 PURE VALUE, S&P MIDCAP 400 PURE GROWTH, S&P MIDCAP 400 PURE VALUE, S&P SMALLCAP 600 PURE GROWTH, S&P SMALLCAP 600 PURE VALUE, (THE "RYDEX S&P FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR"S ("S&P") OR CITIGROUP GLOBAL MARKETS, INC. ("CITIGROUP"). S&P AND CITIGROUP MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX S&P FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX S&P FUNDS PARTICULARLY OR THE ABILITY OF THE S&P 500(R) INDEX, S&P MIDCAP 400(R) INDEX, S&P 500/CITIGROUP PURE GROWTH INDEX, S&P 500/CITIGROUP PURE VALUE INDEX, S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX AND S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX (THE "S&P INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P AND CITIGROUP"S ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO LICENSEE OR THE RYDEX S&P FUNDS. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE RYDEX S&P FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDICES.

S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE RYDEX S&P FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE RYDEX S&P FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX S&P FUNDS ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE RYDEX S&P FUNDS.

S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P AND CITIGROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX S&P FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"STANDARD & POOR"S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR"S 500," "500,"
"STANDARD & POOR"S MIDCAP 400," "S&P MIDCAP 400," STANDARD & POOR"S SMALLCAP," "S&P SMALLCAP 600," "S&P 500/CITIGROUP PURE VALUE," "S&P 500/CITIGROUP PURE GROWTH," "S&P MIDCAP 400/CITIGROUP PURE VALUE," "S&P MIDCAP 400/CITIGROUP PURE GROWTH," "S&P SMALLCAP 600/CITIGROUP PURE VALUE," AND "S&P SMALLCAP 600/CITIGROUP PURE GROWTH" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.


DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE SM, DJIASM, OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY THE JAPAN 2X STRATEGY FUND, THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

                                  PROSPECTUS 93


     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

FURTHER, NIKKEI DOES NOT:

     - RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2X STRATEGY FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2X STRATEGY FUND;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE JAPAN 2X STRATEGY FUND;

     - CONSIDER THE NEEDS OF THE JAPAN 2X STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2X STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

     - HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2X STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

     - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY

RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

More information about the Index Publishers is located in the SAI.

                                  PROSPECTUS 95


ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                  PROSPECTUS 97


THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                  PROSPECTUS 99


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSFHI-1-0809x0810

RYDEX SERIES FUNDS


ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS
AUGUST 1, 2009

DOMESTIC EQUITY FUNDS
RYDEX NOVA FUND
RYDEX S&P 500 FUND
RYDEX INVERSE S&P 500 STRATEGY FUND
RYDEX NASDAQ-100(R) FUND
RYDEX INVERSE NASDAQ-100(R) STRATEGY FUND
RYDEX MID-CAP 1.5x STRATEGY FUND
RYDEX INVERSE MID-CAP STRATEGY FUND
RYDEX RUSSELL 2000(R) 1.5x STRATEGY FUND
RYDEX RUSSELL 2000(R) FUND
RYDEX INVERSE RUSSELL 2000(R) STRATEGY FUND
RYDEX S&P 500 PURE GROWTH FUND
(FORMERLY, RYDEX LARGE-CAP GROWTH FUND)
RYDEX S&P 500 PURE VALUE FUND
(FORMERLY, RYDEX LARGE-CAP VALUE FUND)
RYDEX S&P MIDCAP 400 PURE GROWTH FUND
(FORMERLY, RYDEX MID-CAP GROWTH FUND)
RYDEX S&P MIDCAP 400 PURE VALUE FUND
(FORMERLY, RYDEX MID-CAP VALUE FUND)
RYDEX S&P SMALLCAP 600 PURE GROWTH FUND
(FORMERLY, RYDEX SMALL-CAP GROWTH FUND)
RYDEX S&P SMALLCAP 600 PURE VALUE FUND
(FORMERLY, RYDEX SMALL-CAP VALUE FUND)

INTERNATIONAL EQUITY FUNDS
RYDEX EUROPE 1.25x STRATEGY FUND
RYDEX JAPAN 2x STRATEGY FUND

SPECIALTY FUNDS
RYDEX STRENGTHENING DOLLAR 2x STRATEGY FUND
RYDEX WEAKENING DOLLAR 2x STRATEGY FUND
RYDEX REAL ESTATE FUND

FIXED INCOME FUNDS
RYDEX GOVERNMENT LONG BOND 1.2x STRATEGY FUND
RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY FUND
RYDEX HIGH YIELD STRATEGY FUND
RYDEX INVERSE HIGH YIELD STRATEGY FUND

MONEY MARKET FUND
RYDEX U.S. GOVERNMENT MONEY MARKET FUND


                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


DOMESTIC EQUITY FUNDS
   NOVA FUND ..............................................................    3
   S&P 500 FUND ...........................................................    4
   INVERSE S&P 500 STRATEGY FUND ..........................................    5
   NASDAQ-100(R) FUND .....................................................    6
   INVERSE NASDAQ-100(R) STRATEGY FUND ....................................    7
   MID-CAP 1.5x STRATEGY FUND .............................................    8
   INVERSE MID-CAP STRATEGY FUND ..........................................    9
   RUSSELL 2000(R) 1.5x STRATEGY FUND .....................................   10
   RUSSELL 2000(R) FUND ...................................................   11
   INVERSE RUSSELL 2000(R) STRATEGY FUND ..................................   12
   S&P 500 PURE GROWTH FUND ...............................................   13
   S&P 500 PURE VALUE FUND ................................................   14
   S&P MIDCAP 400 PURE GROWTH FUND ........................................   15
   S&P MIDCAP 400 PURE VALUE FUND .........................................   16
   S&P SMALLCAP 600 PURE GROWTH FUND ......................................   17
   S&P SMALLCAP 600 PURE VALUE FUND .......................................   18
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25x STRATEGY FUND .............................................   19
   JAPAN 2x STRATEGY FUND .................................................   20
SPECIALTY FUNDS
   STRENGTHENING DOLLAR 2x STRATEGY FUND ..................................   21
   WEAKENING DOLLLAR 2x STRATEGY FUND .....................................   22
   REAL ESTATE FUND .......................................................   23
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2x STRATEGY FUND ................................   24
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND .............................   25
   HIGH YIELD STRATEGY FUND ...............................................   26
   INVERSE HIGH YIELD STRATEGY FUND .......................................   27
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ......................................   29
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   30
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   33
FUND PERFORMANCE ..........................................................   41
FUND FEES AND EXPENSES ....................................................   66
MORE INFORMATION ABOUT THE FUNDS ..........................................   69
BENCHMARKS AND INVESTMENT METHODOLOGY .....................................   69
SHAREHOLDER INFORMATION ...................................................   72
TRANSACTION INFORMATION ...................................................   73
BUYING FUND SHARES ........................................................   75
SELLING FUND SHARES .......................................................   78
EXCHANGING FUND SHARES ....................................................   79
RYDEX ACCOUNT POLICIES ....................................................   80
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   83
DIVIDENDS AND DISTRIBUTIONS ...............................................   83
TAX INFORMATION ...........................................................   84
MANAGEMENT OF THE FUNDS ...................................................   86
FINANCIAL HIGHLIGHTS ......................................................   88
INDEX PUBLISHERS INFORMATION ..............................................   93
ADDITIONAL INFORMATION ....................................................   96

                                  PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES
                                 H-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM

                              DOMESTIC EQUITY FUNDS
                              INTERNATIONAL EQUITY FUNDS
                              SPECIALTY FUNDS
                              FIXED INCOME FUNDS
                              MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, Inverse Russell 2000(R) Strategy Fund, S&P 500 Pure Growth Fund (formerly Large-Cap Growth), S&P 500 Pure Value Fund (formerly Large-Cap Value), S&P MidCap 400 Pure Growth Fund (formerly Mid-Cap Growth), S&P MidCap 400 Pure Value Fund (formerly Mid-Cap Value), S&P SmallCap 600 Pure Growth Fund (formerly Small-Cap Growth), and S&P SmallCap 600 Pure Value Fund (formerly Small-Cap Value).


INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund


SPECIALTY FUNDS - Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Real Estate Fund


FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


Advisor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.

Certain of the Funds offered in this Prospectus are leveraged funds and, in some cases, inverse funds, which have different features than funds that are not leveraged or inverse. First, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund pursue leveraged investment goals, which means that these funds are riskier than alternatives that do not use leverage because these funds magnify the performance of the benchmark on the investment results. Second, the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund pursue investment objectives that are inverse to the performance of their respective underlying index, a result opposite of most other mutual funds. Third, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R) 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund and Government Long Bond 1.2x Strategy Fund pursue investment results on a DAILY basis. The return of each Fund for periods longer than a single day, especially in periods of market volatility, may be completely uncor-related to the return of the Fund's benchmark for that longer period.

The Funds should be utilized only by sophisticated investors or professional investment advisors who (a) understand the risks associated with the use of leverage; (b) understand the consequences of seeking investment results on a daily basis; (c) understand the risk of shorting; and (d) intend to actively monitor and manage their investments on a daily basis. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                  PROSPECTUS 3


NOVA FUND
ADVISOR CLASS (RYNAX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Large-Capitalization Securities Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 FUND
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:


          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


INVERSE S&P 500 STRATEGY FUND
ADVISOR CLASS (RYUAX)

FUND OBJECTIVE


The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index") on a daily basis.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

NASDAQ-100(R) FUND
ADVISOR CLASS (RYAOX)

FUND OBJECTIVE


The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.

PRINCIPAL RISKS

The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:


          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Foreign Issuer Exposure Risk

          -    Industry Concentration Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Technology Sector Concentration Risk

          -    Tracking Error Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7

INVERSE NASDAQ-100(R) STRATEGY FUND
ADVISOR CLASS (RYAAX)

FUND OBJECTIVE


The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Foreign Issuer Exposure Risk

          -    Industry Concentration Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Technology Sector Concentration Risk

          -    Tracking Error Risk

          -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

MID-CAP 1.5x STRATEGY FUND
H-CLASS (RYMDX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Leveraging Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


INVERSE MID-CAP STRATEGY FUND
H-CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Tracking Error Risk

          -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000(R) 1.5x STRATEGY FUND
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Small-Capitalization Securities Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 11


RUSSELL 2000(R) FUND
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R)Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R)Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Small-Capitalization Securities Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

INVERSE RUSSELL 2000(R) STRATEGY FUND
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Small-Capitalization Securities Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 13



S&P 500 PURE GROWTH FUND
H-CLASS (RYAWX)

FUND OBJECTIVE

The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.1 billion to $406.1 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Pure Growth Fund is intended for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 PURE VALUE FUND
H-CLASS (RYZAX)

FUND OBJECTIVE

The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $489 million to $168 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Pure Value Fund is intended for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Large Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 15


S&P MIDCAP 400 PURE GROWTH FUND
H-CLASS (RYBHX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $107 million to $5 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P MidCap 400 Pure Growth Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P MIDCAP 400 PURE VALUE FUND
H-CLASS (RYAVX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $104 million to $4.4 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P MidCap 400 Pure Value Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 17


S&P SMALLCAP 600 PURE GROWTH FUND
H-CLASS (RYWAX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $32 million to $2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P SmallCap 600 Pure Growth Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Small-Capitalization Securities Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

S&P SMALLCAP 600 PURE VALUE FUND
H-CLASS (RYAZX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $15 million to $2.2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P SmallCap 600 Pure Value Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Small-Capitalization Securities Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 19


EUROPE 1.25x STRATEGY FUND
H-CLASS (RYEUX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $2.1 billion to $146.8 billion as of December 31, 2008. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk Risk

          -    Foreign Issuer Exposure Risk

          -    Geographic Concentration in Europe Risk

          -    Large-Capitalization Securities Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Status of Regulated Investment Company Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

JAPAN 2x STRATEGY FUND
H-CLASS (RYJPX)


FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2008, the Nikkei 225 Stock Average included companies with capitalizations ranging from $190 million to $108.6 billion. To the extent the Fund's underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Foreign Issuer Exposure Risk

          -    Geographic Concentration in Japan Risk

          -    Large-Capitalization Securities Risk

          -    Leveraging Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Small-Capitalization Securities Risk

          -    Status of Regulated Investment Company Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 21



STRENGTHENING DOLLAR 2x STRATEGY FUND
H-CLASS (RYSBX)

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Leveraging Risk

          -    Non-Diversification Risk

          -    Status as a Regulated Investment Company Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

WEAKENING DOLLAR 2x STRATEGY FUND
H-CLASS (RYWBX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Leveraging Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Status as a Regulated Investment Company Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 23


REAL ESTATE FUND
H-CLASS (RYHRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Industry Concentration Risk

          -    Market Risk

          -    Mid-Capitalization Securities Risk

          -    Non-Diversification Risk

          -    Real Estate Sector Concentration Risk

          -    Small-Capitalization Securities Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
ADVISOR CLASS (RYADX)

FUND OBJECTIVE


The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Fixed Income Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 25


INVERSE GOVERNMENT LONG BOND STRATEGY FUND
ADVISOR CLASS (RYJAX)

FUND OBJECTIVE


The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Fixed Income Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Short Sales Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

HIGH YIELD STRATEGY FUND
H-CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Credit Risk

          -    Currency Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Fixed Income Risk

          -    Foreign Issuer Exposure Risk

          -    High Yield Risk

          -    Investment in Investment Companies Risk

          -    Investment Technique Risk

          -    Issuer Specific Risk

          -    Liquidity Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 27


INVERSE HIGH YIELD STRATEGY FUND
H-CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Active Trading Risk

          -    Counterparty Credit Risk

          -    Credit Risk

          -    Currency Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Fixed Income Risk

          -    Foreign Issuer Exposure Risk

          -    Investment in Investment Companies Risk

          -    Investment Technique Risk

          -    Issuer Specific Risk

          -    Liquidity Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Short Sales Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 29


RYDEX U.S. GOVERNMENT MONEY MARKET FUND
ADVISOR CLASS (RYDXXDECRIBES)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Credit Risk

          -    Income Risk

          -    Interest Rate Risk

          -    Stable Price Per Share Risk


Please see "Descriptions of Principal Risks" on page 33 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                                                                                         RUSSELL
                                                   INVERSE              INVERSE    MID-CAP    INVERSE    2000(R)
                                                   S&P 500   NASDAQ-    NASDAQ-     1.5X      MID-CAP     1.5X
                                 NOVA   S&P 500   STRATEGY    100(R)    100(R)    STRATEGY   STRATEGY   STRATEGY
                                 FUND     FUND      FUND       FUND    STRATEGY     FUND       FUND       FUND
                                 ----   -------   --------   -------   --------   --------   --------   --------
Active Trading Risk               X        X          X         X          X          X          X          X
Counterparty Credit Risk          X        X          X         X          X          X          X          X
Credit Risk
Currency Risk
Depositary Receipt Risk                                         X          X
Derivatives Risk                  X        X          X         X          X          X          X          X
Early Closing Risk                X        X          X         X          X          X          X          X
Fixed Income Risk
Foreign Issuer Exposure Risk                                    X          X
Geographic Concentration in
   Europe Risk
Geographic Concentration in
   Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk                                     X          X
Interest Rate Risk
Investment in Investment
Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk                X        X          X         X          X
Leveraging Risk                   X                                                   X                     X
Liquidity Risk
Market Risk                       X        X          X         X          X          X          X          X
Mid-Capitalization
   Securities Risk                                                                    X          X
Non-Diversification Risk          X        X          X         X          X          X          X          X
Portfolio Turnover Risk
Real Estate Sector
Concentration Risk
Short Sales Risk                                      X                    X                     X
Small-Capitalization
   Securities Risk                                                                                          X
Stable Price Per Share Risk
Status of Regulated Investment
Company Risk
Technology Sector
   Concentration Risk                                           X          X
Tracking Error Risk               X        X          X         X          X          X          X          X
Trading Halt Risk                 X        X          X         X          X          X          X          X

                                  PROSPECTUS 31


                                            INVERSE                          S&P        S&P        S&P        S&P
                                            RUSSELL   S&P 500   S&P 500    MIDCAP     MIDCAP    SMALLCAP   SMALLCAP    EUROPE
                                 RUSSELL    2000(R)     PURE      PURE    400 PURE   400 PURE   600 PURE   600 PURE     1.25X
                                 2000(R)   STRATEGY    GROWTH    VALUE     GROWTH      VALUE     GROWTH      VALUE    STRATEGY
                                   FUND      FUND       FUND      FUND      FUND       FUND       FUND       FUND       FUND
                                 -------   --------   -------   -------   --------   --------   --------   --------   --------
Active Trading Risk                 X          X         X         X          X          X          X          X          X
Counterparty Credit Risk            X          X         X         X          X          X          X          X          X
Credit Risk
Currency Risk                                                                                                             X
Depositary Receipt Risk                                                                                                   X
Derivatives Risk                    X          X         X         X          X          X          X          X          X
Early Closing Risk                  X          X         X         X          X          X          X          X          X
Fixed Income Risk
Foreign Issuer Exposure
   Risk                                                                                                                   X
Geographic Concentration
   in Europe Risk                                                                                                         X
Geographic Concentration
   in Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment
   Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk                                       X         X                                                      X
Leveraging Risk                                                                                                           X
Liquidity Risk
Market Risk                         X          X         X         X          X          X          X          X          X
Mid-Capitalization
   Securities Risk                                                            X          X
Non-Diversification Risk            X          X         X         X          X          X          X          X          X
Portfolio Turnover Risk
Real Estate Sector
Concentration Risk
Short Sales Risk                               X
Small-Capitalization
   Securities Risk                  X          X                                                    X          X
Stable Price Per Share Risk
Status of Regulated
   Investment Company Risk                                                                                                X
Technology Sector
   Concentration Risk
Tracking Error Risk                 X          X         X         X          X          X          X          X          X
Trading Halt Risk                   X          X         X         X          X          X          X          X          X

                                                                             GOVERNMENT    INVERSE              INVERSE     U.S.
                                           STRENGTHENING  WEAKENING           LONG BOND  GOVERNMENT    HIGH      HIGH    GOVERNMENT
                                 JAPAN 2X    DOLLAR 2X    DOLLAR 2X   REAL      1.2X      LONG BOND    YIELD     YIELD      MONEY
                                 STRATEGY     STRATEGY     STRATEGY  ESTATE   STRATEGY    STRATEGY   STRATEGY  STRATEGY    MARKET
                                   FUND         FUND         FUND     FUND      FUND        FUND       FUND      FUND       FUND
                                 --------  -------------  ---------  ------  ----------  ----------  --------  --------  ----------
Active Trading Risk                  X           X            X         X         X           X          X         X
Counterparty Credit Risk             X           X            X                   X           X          X         X
Credit Risk                                                                                              X         X          X
Currency Risk                        X           X            X                                          X         X
Depositary Receipt Risk              X                                  X
Derivatives Risk                     X           X            X         X         X           X          X         X
Early Closing Risk                   X           X            X         X         X           X          X         X
Fixed Income Risk                                                                 X           X          X         X
Foreign Issuer Exposure
   Risk                              X                                                                   X         X
Geographic Concentration
   in Europe Risk
Geographic Concentration
   in Japan Risk                     X
High Yield Risk                                                                                          X
Income Risk                                                                                                                   X
Industry Concentration Risk                                             X
Interest Rate Risk                                                                                                            X
Investment in Investment
   Companies Risk                                                                                        X         X
Investment Technique Risk                                                                                X         X
Issuer Specific Risk                                                                                     X         X
Large-Capitalization
   Securities Risk                   X
Leveraging Risk                      X           X            X                   X
Liquidity Risk                                                                                           X         X
Market Risk                          X                                  X         X           X          X         X
Mid-Capitalization
   Securities Risk                   X                                  X
Non-Diversification Risk             X           X            X         X         X           X          X         X
Portfolio Turnover Risk                                                                                  X         X
Real Estate Sector
   Concentration Risk                                                   X
Short Sales Risk                                              X                               X                    X
Small-Capitalization
   Securities Risk                   X                                  X
Stable Price Per Share Risk                                                                                                   X
Status of Regulated
   Investment Company Risk           X           X            X
Technology Sector
Concentration Risk
Tracking Error Risk                  X           X            X                   X           X
Trading Halt Risk                    X           X            X        X          X           X          X         X

                                  PROSPECTUS 33


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a coun-terparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counter-parties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.


DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

- The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

- There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

- Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

                                  PROSPECTUS 35


- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

- Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially

                                  PROSPECTUS 37


dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty;
3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, and Europe 1.25x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."


MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed

                                  PROSPECTUS 39


at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and record this as an expense of the Fund and reflect the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


STATUS AS A REGULATED INVESTMENT COMPANY - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information (the "SAI") under "Dividends, Distributions and Taxes - Special Tax Considerations" for additional disclosure of this issue.


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, because each Fund, except for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.


The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                  PROSPECTUS 41


FUND PERFORMANCE


The following bar charts show the performance of the Advisor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

NOVA FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.14%.

                               (PERFORMANCE GRAPH)

2008    23.44%
2007   -19.96%
2006   -22.62%
2005   -35.47%
2004    39.59%
2003    14.83%
2002     4.12%
2001    19.12%
2000     1.25%
1999   -54.50%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.27%              (quarter ended 12/31/2008) -34.85%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------                                          -----------   ------------   -------------
Return Before Taxes                                             -54.50%        -8.08%          -7.64%
Return After Taxes on Distributions                             -54.62%        -8.88%          -8.06%
Return After Taxes on Distributions and Sale of Fund Shares     -35.43%        -6.89%          -6.18%
S&P 500(R) Index(1)                                             -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

S&P 500 FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH

                               (PERFORMANCE GRAPH)

2007     3.57%
2008   -36.54%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.90%               (quarter ended 12/31/2008) -22.66%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (5/31/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -36.54%         -11.47%
Return After Taxes on Distributions                             -36.59%         -11.78%
Return After Taxes on Distributions and Sale of Fund Shares     -23.75%          -9.73%
S&P 500(R) Index(1)                                             -37.00%         -10.51%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 43


INVERSE S&P 500 STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -9.17%.

                               (PERFORMANCE GRAPH)

2008   -12.89%
2007    16.83%
2006    15.67%
2005    21.52%
2004   -24.12%
2003   -10.25%
2002    -1.16%
2001    -7.39%
2000     0.68%
1999    40.21%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.57%               (quarter ended 6/30/2003) -13.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------                                          -----------   ------------   -------------
Return Before Taxes                                              40.21%         3.01%           2.33%
Return After Taxes on Distributions                              39.42%         2.24%           1.72%
Return After Taxes on Distributions and Sale of Fund Shares      26.17%         2.08%           1.62%
S&P 500(R) Index(1)                                             -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

NASDAQ-100(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO- DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 20.92%.

                               (PERFORMANCE GRAPH)

1999    99.56%
2000   -38.26%
2001   -35.01%
2002   -38.86%
2003    45.63%
2004     9.00%
2005     0.71%
2006     5.67%
2007    17.53%
2008   -42.16%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 52.78%              (quarter ended 9/30/2001) -36.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------                                          -----------   ------------   -------------
Return Before Taxes                                             -42.16%        -4.64%          -5.60%
Return After Taxes on Distributions                             -42.16%        -4.66%          -5.66%
Return After Taxes on Distributions and Sale of Fund Shares     -27.40%        -3.90%          -4.56%
NASDAQ-100 Index(R)(2)                                          -41.89%        -3.76%          -4.07%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 45


INVERSE NASDAQ-100(R) STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -23.32%.

                               (PERFORMANCE GRAPH)

2004   -12.02%
2005     0.67%
2006    -1.52%
2007   -12.18%
2008    47.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 18.58%             (quarter ended 12/31/2004) -13.08%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS      (8/1/2003)
--------------------                                          -----------   ------------   ---------------
Return Before Taxes                                              47.88%         2.52%           -0.82%
Return After Taxes on Distributions                              47.20%         1.86%           -1.41%
Return After Taxes on Distributions and Sale of Fund Shares      31.16%         1.74%           -1.07%
NASDAQ-100 Index(R)(2)                                          -41.89%        -3.76%           -0.78%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

MID-CAP 1.5x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 8.37%.

                               (PERFORMANCE GRAPH)

2002   -27.40%
2003    50.89%
2004    21.73%
2005    13.89%
2006    10.81%
2007     2.71%
2008   -54.70%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%              (quarter ended 12/31/2008) -39.07%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR   PAST 5 YEARS     (8/16/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -54.70%        -6.50%           -3.65%
Return After Taxes on Distributions                             -55.32%        -7.07%           -4.08%
Return After Taxes on Distributions and Sale of Fund Shares     -34.93%        -5.26%           -2.96%
S&P MidCap 400(R) Index(3)                                      -36.23%        -0.08%            2.17%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                  PROSPECTUS 47


INVERSE MID-CAP STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -15.74%.

                                   (BAR CHART)

2005   -8.50%
2006   -3.35%
2007   -1.52%
2008   37.53%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 18.22%               (quarter ended 3/31/2006) -5.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                              37.53%           0.92%
Return After Taxes on Distributions                              37.50%           0.11%
Return After Taxes on Distributions and Sale of Fund Shares      24.40%           0.26%
S&P MidCap 400(R) Index(3)                                      -36.23%          -0.83%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

RUSSELL 2000(R) 1.5x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.05%.

                                   (BAR CHART)

2001    -7.25%
2002   -33.70%
2003    68.32%
2004    25.10%
2005     4.04%
2006    21.36%
2007    -6.88%
2008   -51.95%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%              (quarter ended 12/31/2008) -40.39%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR   PAST 5 YEARS     (11/1/2000)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -51.95%        -6.71%           -4.58%
Return After Taxes on Distributions                             -51.95%        -6.84%           -4.67%
Return After Taxes on Distributions and Sale of Fund Shares     -33.77%        -5.46%           -3.72%
Russell 2000(R) Index(4)                                        -33.79%        -0.93%            1.42%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 49


RUSSELL 2000(R) FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.83%.

                                   (BAR CHART)

2007    -3.02%
2008   -35.20%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.16%               (quarter ended 12/31/2008) -26.89%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (5/31/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -35.20%         -13.55%
Return After Taxes on Distributions                             -35.20%         -13.70%
Return After Taxes on Distributions and Sale of Fund Shares     -22.88%         -11.36%
Russell 2000(R) Index(4)                                        -33.79%         -12.05%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE RUSSELL 2000(R) STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -12.99%.

                                   (BAR CHART)

2005    -2.69%
2006   -11.39%
2007     5.10%
2008    24.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 17.81%              (quarter ended 3/31/2006) -11.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                              24.78%          -0.33%
Return After Taxes on Distributions                              24.45%          -1.13%
Return After Taxes on Distributions and Sale of Fund Shares      16.14%          -0.77%
Russell 2000(R) Index(4)                                        -33.79%          -1.80%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES

                                  PROSPECTUS 51


S&P 500 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 14.80%.

                                   (BAR CHART)

2005     1.41%
2006     5.15%
2007     4.75%
2008   -39.34%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.38%               (quarter ended 12/31/2008) -24.37%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -39.34%          -7.61%
Return After Taxes on Distributions                             -39.34%          -7.70%
Return After Taxes on Distributions and Sale of Fund Shares     -25.57%          -6.33%
S&P 500/Citigroup Pure Growth Index(5)                          -38.99%          -3.75%

(5) THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARTACTERIS- TICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P 500 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.64%.

                                   (BAR CHART)

2005     3.62%
2006    16.99%
2007    -5.55%
2008   -49.30%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.67%              (quarter ended 12/31/2008) -31.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -49.30%          -8.87%
Return After Taxes on Distributions                             -52.25%         -11.86%
Return After Taxes on Distributions and Sale of Fund Shares     -32.20%          -8.39%
S&P 500/Citigroup Pure Value Index(6)                           -47.88%          -3.72%

(6) THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 53


S&P MIDCAP 400 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.82%.

                                   (BAR CHART)

2005    11.49%
2006     3.31%
2007     8.20%
2008   -35.96%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.53%              (quarter ended 12/31/2008) -25.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -35.96%          -2.97%
Return After Taxes on Distributions                             -35.96%          -3.80%
Return After Taxes on Distributions and Sale of Fund Shares     -23.37%          -2.79%
S&P MidCap 400/Citigroup Pure Growth Index(7)                   -35.17%          -0.83%

(7) THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P MIDCAP 400 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 4.78%.

                                   (BAR CHART)

2005     8.62%
2006    16.55%
2007    -5.28%
2008   -43.96%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.68%              (quarter ended 12/31/2008) -34.65%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -43.96%          -5.72%
Return After Taxes on Distributions                             -43.96%          -5.99%
Return After Taxes on Distributions and Sale of Fund Shares     -28.57%          -4.85%
S&P MidCap 400/Citigroup Pure Value Index(8)                    -42.59%          -3.40%

(8) THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 55


S&P SMALLCAP 600 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 8.53%.

                                   (BAR CHART)

2005     5.78%
2006     7.60%
2007    -0.05%
2008   -34.00%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.54%               (quarter ended 12/31/2008) -26.31%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -34.00%          -2.90%
Return After Taxes on Distributions                             -34.00%          -3.38%
Return After Taxes on Distributions and Sale of Fund Shares     -22.10%          -2.61%
S&P SmallCap 600/Citigroup Pure Growth Index(9)                 -33.11%          -0.15%

(9) THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P SMALLCAP 600 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 24.48%.

                                   (BAR CHART)

2005     3.19%
2006    18.39%
2007   -20.90%
2008   -43.63%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.11%              (quarter ended 12/31/2008) -37.55%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (2/20/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -43.63%          -8.87%
Return After Taxes on Distributions                             -44.12%          -9.24%
Return After Taxes on Distributions and Sale of Fund Shares     -28.38%          -7.46%
S&P SmallCap 600/Citigroup Pure Value Index(10)                 -41.73%          -5.21%

(10) THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARTACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 57


EUROPE 1.25x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.18%.

                                   (BAR CHART)

2001   -29.67%
2002   -28.94%
2003    42.77%
2004    16.65%
2005     6.66%
2006    29.20%
2007    13.05%
2008   -56.13%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%              (quarter ended 12/31/2008) -33.31%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR   PAST 5 YEARS      (5/8/2000)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -56.13%        -4.43%           -7.43%
Return After Taxes on Distributions                             -56.13%        -4.98%           -7.90%
Return After Taxes on Distributions and Sale of Fund Shares     -36.48%        -3.88%           -6.15%
Dow Jones STOXX 50(R) Index(11)                                 -44.13%         0.09%           -2.47%

(11) THE DOW JONES STOXX 50(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50(R) INDEX. THE DOW JONES STOXX 50(R) INDEX AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

JAPAN 2x STRATEGY FUND

THE JAPAN 2x STRATEGY FUND COMMENCED OPERATIONS ON FEBRUARY 22, 2008 AND THEREFORE, DOES NOT HAVE A PERFORMANCE HISTORY FOR A FULL CALENDAR YEAR.

STRENGTHENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -8.56%.

                                   (BAR CHART)

2006   -10.43%
2007   -10.82%
2008     7.21%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2008) 17.18%               (quarter ended 3/31/2008) -12.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR      (5/25/05)
--------------                                                -----------   ---------------
Return Before Taxes                                              7.21%           -0.75%
Return After Taxes on Distributions                              0.35%           -2.60%
Return After Taxes on Distributions and Sale of Fund Shares      7.90%           -1.17%
The U.S. Dollar Index(R)(12)                                     6.01%           -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC. THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                  PROSPECTUS 59


WEAKENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.77%.

                                   (BAR CHART)

2006    16.66%
2007    18.05%
2008   -12.02%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 13.95%               (quarter ended 9/30/2008) -15.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR      (5/25/05)
--------------                                                -----------   ---------------
Return Before Taxes                                             -12.02%           2.08%
Return After Taxes on Distributions                             -17.52%          -1.34%
Return After Taxes on Distributions and Sale of Fund Shares      -7.57%          -0.06%
The U.S. Dollar Index(R)(12)                                      6.01%          -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC. THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

REAL ESTATE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -11.17%.

                                   (BAR CHART)

2005     6.51%
2006    29.62%
2007   -19.49%
2008   -41.31%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.65%              (quarter ended 12/31/2008) -38.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR      (2/20/04)
--------------                                                -----------   ---------------
Return Before Taxes                                             -41.31%          -4.61%
Return After Taxes on Distributions                             -42.50%          -5.14%
Return After Taxes on Distributions and Sale of Fund Shares     -27.00%          -4.12%
S&P 500(R)Index(13)                                             -37.00%          -2.87%

(13) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 61


GOVERNMENT LONG BOND 1.2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -28.49%.

                                   (BAR CHART)

2004    9.23%
2005    7.65%
2006   -4.12%
2007    9.79%
2008   49.13%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 41.18%               (quarter ended 6/30/2004) -7.76%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS      (8/1/2003)
--------------------                                          -----------   ------------   ---------------
Return Before Taxes                                              49.13%        13.04%           13.13%
Return After Taxes on Distributions                              47.73%        11.78%           11.86%
Return After Taxes on Distributions and Sale of Fund Shares      31.68%        10.52%           10.62%
Barclays Capital Long Treasury Bond Index(14)                    24.03%         9.73%           10.01%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 20.73%.

                                   (BAR CHART)

2004    -9.16%
2005    -5.41%
2006     7.77%
2007    -4.76%
2008   -29.67%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.88%               (quarter ended 12/31/2008) -26.11%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           SINCE INCEPTION
ADVISOR CLASS SHARES                                          PAST 1 YEAR   PAST 5 YEARS      (8/1/2003)
--------------------                                          -----------   ------------   ---------------
Return Before Taxes                                             -29.67%        -9.11%           -9.57%
Return After Taxes on Distributions                             -29.67%        -9.56%           -9.97%
Return After Taxes on Distributions and Sale of Fund Shares     -19.29%        -7.68%           -7.99%
Barclays Capital Long Treasury Bond Index(14)                    24.03%         9.73%           10.01%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 63


HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -6.13%.

                                   (BAR CHART)

2008   -8.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 0.08%                 (quarter ended 3/31/2008) -5.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR      (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                              -8.78%          -3.62%
Return After Taxes on Distributions                             -14.66%          -7.36%
Return After Taxes on Distributions and Sale of Fund Shares      -5.98%          -5.26%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.72%.

                                   (BAR CHART)

2008   2.97%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 2.91%                (quarter ended 12/31/2008) -1.16%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR      (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                               2.97%           1.50%
Return After Taxes on Distributions                               2.11%           1.00%
Return After Taxes on Distributions and Sale of Fund Shares       1.98%           1.00%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 65


U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.01%.

                                   (BAR CHART)

1999   3.73%
2000   4.92%
2001   2.83%
2002   0.38%
2003   0.01%
2004   0.16%
2005   1.83%
2006   3.56%
2007   3.69%
2008   1.14%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%                 (quarter ended 9/30/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------   -----------   ------------   -------------
Return Before Taxes       1.14%          2.07%          2.21%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.



                                                                           INVERSE S&P
                                                     NOVA       S&P 500    500 STRATEGY
                                                ADVISOR CLASS   H-CLASS   ADVISOR CLASS
                                                -------------   -------   -------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)         None        None          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                      0.75%       0.75%         0.90%
Distribution (12b-1) Fees                            0.25%       0.25%         0.25%
Total Other Expenses                                 0.79%       0.53%         0.78%
   Short Dividend Expenses                           None        None          None
   Remaining Other Expenses                          None        None          None
                                                     ----        ----          ----
Total Annual Fund Operating Expenses                 1.79%       1.53%         1.93%
                                                     ====        ====          ====

                                                    INVERSE
                                                RUSSELL 2000(R)     S&P 500      S&P 500
                                                    STRATEGY      PURE GROWTH   PURE VALUE
                                                    H-CLASS         H-CLASS       H-CLASS
                                                ---------------   -----------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)        None              None         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                     0.90%             0.75%        0.75%
Distribution (12b-1) Fees                           0.25%             0.25%        0.25%
Total Other Expenses                                0.82%             0.53%        0.53%
   Short Dividend Expenses                          0.27%(2)          None         None
   Remaining Other Expenses                         0.55%             None         None
                                                    ----              ----         ----
Total Annual Fund Operating Expenses                1.97%             1.53%        1.53%
                                                    ====              ====         ====

                                                STRENGTHENING   WEAKENING
                                                  DOLLAR 2x     DOLLAR 2x
                                                  STRATEGY       STRATEGY   REAL ESTATE
                                                   H-CLASS       H-CLASS      H-CLASS
                                                -------------   ---------   -----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)        None          None         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                     0.90%         0.90%        0.85%
Distribution (12b-1) Fees                           0.25%         0.25%        0.25%
Total Other Expenses                                0.54%         0.55%        0.54%
   Short Interest Expenses                          None          None         None
   Remaining Other Expenses                         None          None         None
                                                    ----          ----         ----
Total Annual Fund Operating Expenses                1.69%         1.70%        1.64%
                                                    ====          ====         ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.70%.

                                  PROSPECTUS 67



                   INVERSE
                NASDAQ-100(R)   MID-CAP 1.5x   INVERSE MID-CAP   RUSSELL 2000(R)
NASDAQ-100(R)      STRATEGY       STRATEGY         STRATEGY       1.5x STRATEGY    RUSSELL 2000(R)
ADVISOR CLASS   ADVISOR CLASS      H-CLASS         H-CLASS           H-CLASS           H-CLASS
-------------   -------------   ------------   ---------------   ---------------   ---------------

    None            None            None            None              None              None


    0.75%           0.90%           0.90%           0.90%             0.90%             0.75%
    0.25%           0.25%           0.25%           0.25%             0.25%             0.25%
    0.79%           0.82%           0.53%           0.55%             0.55%             0.55%
    None            None            None            None              None              None
    None            None            None            None              None              None
    ----            ----            ----            ----              ----              ----
    1.79%           1.97%           1.68%           1.70%             1.70%             1.55%
    ====            ====            ====            ====              ====              ====

S&P MIDCAP 400   S&P MIDCAP 400   S&P SMALLCAP 600   S&P SMALLCAP 600   EUROPE 1.25x
 PURE GROWTH       PURE VALUE        PURE GROWTH        PURE VALUE        STRATEGY     JAPAN 2x STRATEGY
   H-CLASS           H-CLASS           H-CLASS            H-CLASS          H-CLASS          H-CLASS
--------------   --------------   ----------------   ----------------   ------------   -----------------

     None             None              None               None             None             None


     0.75%            0.75%             0.75%              0.75%            0.90%            0.75%
     0.25%            0.25%             0.25%              0.25%            0.25%            0.25%
     0.55%            0.54%             0.56%              0.55%            0.56%            0.52%
     None             None              None               None             None             None
     None             None              None               None             None             None
     ----             ----              ----               ----             ----             ----
     1.55%            1.54%             1.56%              1.55%            1.71%            1.52%
     ====             ====              ====               ====             ====             ====

  GOVERNMENT     INVERSE GOVERNMENT                  INVERSE          U.S.
LONG BOND 1.2x        LONG BOND       HIGH YIELD    HIGH YIELD     GOVERNMENT
   STRATEGY           STRATEGY         STRATEGY      STRATEGY     MONEY MARKET
 ADVISOR CLASS      ADVISOR CLASS       H-CLASS       H-CLASS    ADVISOR CLASS
--------------   ------------------   ----------    ----------   -------------

     None             None               None          None         None


     0.50%            0.90%              0.75%         0.75%        0.50%
     0.25%            0.25%              0.25%         0.25%        0.25%
     0.73%            2.96%              0.56%         0.53%        0.70%
     None             2.20%(3)           None          None         None
     None             0.76%              None          None         None
     ----             ----               ----          ----         ----
     1.48%            4.11%              1.56%         1.53%        1.45%(4)
     ====             ====               ====          ====         ====

(3) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.91%. THE SHORT INTEREST EXPENSE WAS ESTIMATED BASED ON 2008 VALUES BECAUSE THEY MORE ACCURATELY ESTIMATE THE FEES AND EXPENSES OF THE FUND GOING FORWARD.

(4) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.19% OF ADVISOR CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 1.26% FOR ADVISOR CLASS SHARES.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.


The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                           ------   -------   -------   --------
NOVA - ADVISOR CLASS SHARES                                     $182     $  563    $  970    $2,105
S&P 500 - H-CLASS SHARES                                        $156     $  483    $  834    $1,824
INVERSE S&P 500 STRATEGY - ADVISOR CLASS SHARES                 $196     $  606    $1,042    $2,254
NASDAQ-100(R) - ADVISOR CLASS SHARES                            $182     $  563    $  970    $2,105
INVERSE NASDAQ-100(R) STRATEGY - ADVISOR CLASS SHARES           $200     $  618    $1,062    $2,296
MID-CAP 1.5x STRATEGY - H-CLASS SHARES                          $171     $  530    $  913    $1,987
INVERSE MID-CAP STRATEGY - H-CLASS SHARES                       $173     $  536    $  923    $2,009
RUSSELL 2000(R) 1.5x STRATEGY - H-CLASS SHARES                  $173     $  536    $  923    $2,009
RUSSELL 2000(R) - H-CLASS SHARES                                $158     $  490    $  845    $1,845
INVERSE RUSSELL 2000(R) STRATEGY - H-CLASS SHARES               $200     $  618    $1,062    $2,296
S&P 500 PURE GROWTH - H-CLASS SHARES                            $156     $  483    $  834    $1,824
S&P 500 PURE VALUE - H-CLASS SHARES                             $156     $  483    $  834    $1,824
S&P MIDCAP 400 PURE GROWTH - H-CLASS SHARES                     $158     $  490    $  845    $1,845
S&P MIDCAP 400 PURE VALUE - H-CLASS SHARES                      $157     $  486    $  839    $1,835
S&P SMALLCAP 600 PURE GROWTH - H-CLASS SHARES                   $159     $  493    $  850    $1,856
S&P SMALLCAP 600 PURE VALUE - H-CLASS SHARES                    $158     $  490    $  845    $1,845
EUROPE 1.25x STRATEGY - H-CLASS SHARES                          $174     $  539    $  928    $2,019
JAPAN 2x STRATEGY - H-CLASS SHARES                              $155     $  480    $  829    $1,813
STRENGTHENING DOLLAR 2x STRATEGY - H-CLASS SHARES               $172     $  533    $  918    $1,998
WEAKENING DOLLAR 2x STRATEGY - H-CLASS SHARES                   $173     $  536    $  923    $2,009
REAL ESTATE - H-CLASS SHARES                                    $167     $  517    $  892    $1,944
GOVERNMENT LONG BOND 1.2x STRATEGY - ADVISOR CLASS SHARES       $151     $  468    $  808    $1,768
INVERSE GOVERNMENT LONG BOND STRATEGY - ADVISOR CLASS SHARES    $413     $1,250    $2,101    $4,298
HIGH YIELD STRATEGY - H-CLASS SHARES                            $159     $  493    $  850    $1,856
INVERSE HIGH YIELD STRATEGY - H-CLASS SHARES                    $156     $  483    $  834    $1,824
U.S. GOVERNMENT MONEY MARKET - ADVISOR CLASS SHARES             $148     $  459    $  792    $1,735

                                 PROSPECTUS 69


MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENT METHODOLOGY


The Domestic Equity Funds, International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                    BENCHMARK
----                                    ---------
NOVA FUND                               150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
S&P 500 FUND                            S&P 500(R) INDEX
INVERSE S&P 500 STRATEGY FUND           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        S&P 500(R) INDEX
NASDAQ-100(R) FUND                      NASDAQ 100 INDEX(R)
INVERSE NASDAQ-100(R) STRATEGY FUND     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        NASDAQ 100 INDEX(R)
MID-CAP 1.5x STRATEGY FUND              S&P MIDCAP 400(R) INDEX (The Fund seeks exposure to 150%
                                        of the performance of its benchmark)
INVERSE MID-CAP STRATEGY FUND           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        S&P MIDCAP 400(R) INDEX
RUSSELL 2000(R) 1.5x STRATEGY FUND      RUSSELL 2000(R) INDEX (The Fund seeks exposure to 150% of
                                        the performance of its benchmark)
RUSSELL 2000(R) FUND                    RUSSELL 2000(R) INDEX
INVERSE RUSSELL 2000(R) STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                        RUSSELL 2000(R) INDEX
S&P 500 PURE GROWTH FUND                S&P 500/CITIGROUP PURE GROWTH INDEX
S&P 500 PURE VALUE FUND                 S&P 500/CITIGROUP PURE VALUE INDEX
S&P MIDCAP 400 PURE GROWTH FUND         S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX
S&P MIDCAP 400 PURE VALUE FUND          S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX
S&P SMALLCAP 600 PURE GROWTH FUND       S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX
S&P SMALLCAP 600 PURE VALUE FUND        S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX
EUROPE 1.25x STRATEGY FUND              DOW JONES STOXX 50(R) INDEX (The Fund seeks exposure to
                                        125% of the performance of its benchmark)
JAPAN 2x STRATEGY FUND                  200% OF THE FAIR VALUE OF THE NIKKEI 225 STOCK AVERAGE
STRENGTHENING DOLLAR 2x STRATEGY FUND   200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX(R)
WEAKENING DOLLAR 2x STRATEGY FUND       200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF
                                        THE U.S. DOLLAR INDEX(R)
GOVERNMENT LONG BOND 1.2x               120% OF THE PERFORMANCE OF LONG TREASURY BOND
STRATEGY FUND
INVERSE GOVERNMENT LONG BOND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                           LONG TREASURY BOND

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 12.86%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2008 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R)Index - 13.18%; NASDAQ-100 Index(R)- 18.92%; Nikkei 225 Stock Average - 19.57%; Russell 2000(R)Index - 18.11%; S&P 500 Index - 12.86%; S&P MidCap 400 Index - 16.56% and
U.S. Dollar Index(R)-7.92%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.



                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

                                 PROSPECTUS 71



DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, STRENGTHENING DOLLAR 2X STRATEGY FUND, WEAKENING DOLLAR 2X STRATEGY FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.


HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries. H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held directly at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P .O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                  PROSPECTUS 73


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and may close early (half day) on the business day preceding certain federal holidays. On any day that the NYSE or U.S. Government Bond market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

                                                                              MORNING                  AFTERNOON
METHOD                                FUND                                 CUT-OFF TIME               CUT-OFF TIME
------         --------------------------------------------------   -------------------------   -----------------------
By Mail        All Funds                                            Not Available               Market Close
By Phone       Domestic Equity Funds - except for the S&P 500       Not Available               3:45 P.M., Eastern Time
               Fund and Russell 2000(R)Fund
               S&P 500 Fund and Russell 2000(R) Fund                10:30 A.M., Eastern Time    3:45 P.M., Eastern Time
               International Equity Funds                           Not Available               3:45 P.M., Eastern Time
               Fixed Income Funds - except for the High Yield       Not Available               3:45 P.M., Eastern Time
               Strategy Fund and Inverse High Yield Strategy Fund
               High Yield Strategy Fund and Inverse High Yield      Not Available               3:30 P.M., Eastern Time
               Strategy Fund
               U.S. Government Money Market Fund**                  Not Available               1:00 P.M., Eastern Time

                                                                             MORNING                   AFTERNOON
METHOD                                FUND                                 CUT-OFF TIME               CUT-OFF TIME
------         --------------------------------------------------   -------------------------   -----------------------
By Internet    Domestic Equity Funds - except for the S&P 500       Not Available               3:50 P.M., Eastern Time
               Fund and Russell 2000(R) Fund
               S&P 500 Fund and Russell 2000(R) Fund                 10:30 A.M., Eastern Time   3:50 P.M., Eastern Time
               International Equity Funds                           Not Available               3:50 P.M., Eastern Time
               Fixed Income Funds - except for the High Yield       Not Available               3:50 P.M., Eastern Time
               Strategy Fund and Inverse High Yield Strategy Fund
               High Yield Strategy Fund and Inverse High Yield      Not Available               3:45 P.M., Eastern Time
               Strategy Fund
               U.S. Government Money Market Fund**                  Not Available               1:00 P.M., Eastern Time
By Financial   All Funds - except for the S&P 500 Fund and          Not Available               Market Close*
Intermediary   Russell 2000(R) Fund
               S&P 500 Fund and Russell 2000(R) Fund                10:30 A.M., Eastern Time*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

     Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders

     The Funds, except for the S&P 500 Fund and Russell 2000(R)Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R)Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R)Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).


     If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


     In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

                                  PROSPECTUS 75


     The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees. More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
BY MAIL                    -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.
IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE                                  Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL PAPERWORK.
                                      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
CALL RYDEX
CLIENT SERVICES                     Include the name of the Rydex Fund(s) you want to purchase on your check.
TO REQUEST A RETIREMENT
ACCOUNT INVESTOR             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
APPLICATION KIT.                               CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.


                                Mail your application and check to:                   Mail your written purchase instructions
                                                                                                and check to:
                                                                 MAILING ADDRESSES:

                                         Standard Delivery                                 Overnight Delivery
                                         Rydex Investments                                 Rydex Investments
                                         Attn: Ops. Dept.                                  Attn: Ops. Dept.
                                         P.O. Box 758567                                   200 SW 6th Street
                                         Topeka, KS 66675-8567                             Topeka, KS 66603-3704

                                  PROSPECTUS 77



                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSAC- TION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                           -    Account Number

BY WIRE                    -    Fund Name

RYDEX CLIENT SERVICES      -    Amount of Wire
PHONE NUMBER:
800.820.0888               -    Fed Wire Reference Number (upon request)
OR
301.296.5406               You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                           NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:

                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                                                 CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subse- quent
                           to complete the "Electronic Investing (via      purchase, send written purchase instructions
                           ACH)" section. Then, fax it to Rydex. (ONLY     that include:
                           Individual, Joint and UGMA/UTMA accounts may
                           be opened by fax).                              -    YOUR NAME

BY ACH (FAX)               -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                                INSTRUCTION REQUESTING THAT WE PROCESS
RYDEX FAX NUMBER:               YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE
301.296.5103
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                    Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

            STANDARD DELIVERY       OVERNIGHT DELIVERY
            Rydex Investments       Rydex Investments
   MAIL     Attn: Ops. Dept.        Attn: Ops. Dept.
            P.O. Box 758567         200 SW 6th Street
            Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5103

   FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from

                                  PROSPECTUS 79


your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e. electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares or H-Class Shares of any Rydex Fund for Advisor Class Shares or H-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:


            STANDARD DELIVERY       OVERNIGHT DELIVERY

            Rydex Investments       Rydex Investments
   MAIL     Attn: Ops. Dept.        Attn: Ops. Dept.
            P.O. Box 758567         200 SW 6th Street
            Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5101

   FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.


TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Advisor Class Shares or H-Class Shares of the Funds for Advisor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if

                                  PROSPECTUS 81


the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.


ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

                                 PROSPECTUS 83


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                 PROSPECTUS 85


     - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.


The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
----                                                                ------------
NOVA ............................................................       0.75%
S&P 500 .........................................................       0.75%
INVERSE S&P 500 STRATEGY ........................................       0.90%
NASDAQ-100(R) ...................................................       0.75%
INVERSE NASDAQ-100(R) STRATEGY ..................................       0.90%
MID-CAP 1.5x STRATEGY ...........................................       0.90%
INVERSE MID-CAP STRATEGY ........................................       0.90%
RUSSELL 2000(R) 1.5x STRATEGY ...................................       0.90%
RUSSELL 2000(R) .................................................       0.75%
INVERSE RUSSELL 2000(R) STRATEGY ................................       0.90%
S&P 500 PURE GROWTH .............................................       0.75%
S&P 500 PURE VALUE ..............................................       0.75%
S&P MIDCAP 400 PURE GROWTH ......................................       0.75%
S&P MIDCAP 400 PURE VALUE .......................................       0.75%
S&P SMALLCAP 600 PURE GROWTH ....................................       0.75%
S&P SMALLCAP 600 PURE VALUE .....................................       0.75%
EUROPE 1.25x STRATEGY ...........................................       0.90%
JAPAN 2x STRATEGY ...............................................       0.75%
STRENGTHENING DOLLAR 2x STRATEGY ................................       0.90%
WEAKENING DOLLAR 2x STRATEGY ....................................       0.90%
REAL ESTATE .....................................................       0.85%
GOVERNMENT LONG BOND 1.2x STRATEGY ..............................       0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY ...........................       0.90%
HIGH YIELD STRATEGY .............................................       0.75%
INVERSE HIGH YIELD STRATEGY .....................................       0.75%
U.S. GOVERNMENT MONEY MARKET* ...................................       0.50%

* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all

                                  PROSPECTUS 87


aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies Fund which is offered in a separate prospectus, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds' 2009 Annual Reports. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Reports are incorporated by reference in the SAI.

                                  PROSPECTUS 89


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                        NET
                                                      INCREASE
                                             NET     (DECREASE)
                                           REALIZED    IN NET
                                             AND        ASSET
                    NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                      VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                    BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED          OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------          --------- ---------- ----------- ---------- ------------- ------------- -------------
NOVA FUND ADVISOR CLASS
  MARCH 31, 2009     $ 24.72    $ .08      $(13.98)   $(13.90)     $ (.09)      $    --       $  (.09)
  March 31, 2008       29.44      .23        (4.27)     (4.04)       (.68)           --          (.68)
  March 31, 2007       27.73     (.28)        4.00       3.72       (2.01)           --         (2.01)
  March 31, 2006       25.08     (.25)        3.75       3.50        (.85)           --          (.85)
  March 31, 2005       23.42     (.23)        1.89       1.66          --            --            --
S&P 500 FUND H-CLASS
  MARCH 31, 2009       25.90      .13       (10.21)    (10.08)       (.04)           --          (.04)
  March 31, 2008       27.31      .39        (1.66)     (1.27)       (.14)           --          (.14)
  March 31, 2007*      25.00      .30         2.52       2.82        (.11)         (.40)         (.51)
INVERSE S&P 500 STRATEGY FUND ADVISOR CLASS
  MARCH 31, 2009       37.72     (.13)       14.07      13.94        (.83)           --          (.83)
  March 31, 2008       36.00      .73         2.51       3.24       (1.52)           --         (1.52)
  March 31, 2007+++    38.55     (.35)       (1.10)     (1.45)      (1.10)           --         (1.10)
  March 31, 2006+++    41.80     (.40)       (2.25)     (2.65)       (.60)           --          (.60)
  March 31, 2005+++    44.35     (.40)       (2.15)     (2.55)         --            --            --
NASDAQ-100(R) FUND ADVISOR CLASS
  MARCH 31, 2009       11.23     (.11)       (3.40)     (3.51)         --            --            --
  March 31, 2008       11.26     (.12)         .09      (.03)          --            --            --
  March 31, 2007       10.90     (.11)         .47        .36          --            --            --
  March 31, 2006        9.60     (.10)        1.44       1.34        (.04)           --          (.04)
  March 31, 2005        9.46     (.02)         .16        .14          --            --            --
INVERSE NASDAQ-100(R) STRATEGY FUND ADVISOR CLASS
  MARCH 31, 2009       20.77     (.06)        4.03       3.97        (.37)           --          (.37)
  March 31, 2008       21.28      .51         (.33)       .18        (.69)           --          (.69)
  March 31, 2007       21.51     (.22)         .55        .33        (.56)           --          (.56)
  March 31, 2006       24.34     (.22)       (2.28)     (2.50)       (.33)           --          (.33)
  March 31, 2005       25.60     (.24)       (1.02)     (1.26)         --            --            --
MID-CAP 1.5x STRATEGY FUND H-CLASS
  MARCH 31, 2009       32.40      .01       (17.76)    (17.75)         --         (1.32)        (1.32)
  March 31, 2008       41.58      .25        (7.49)     (7.24)       (.26)        (1.68)        (1.94)
  March 31, 2007       40.17      .06         2.72       2.78          --         (1.37)        (1.37)
  March 31, 2006       31.86       --SS       8.69       8.69          --          (.38)         (.38)
  March 31, 2005       28.30     (.06)        3.62       3.56          --            --            --
INVERSE MID-CAP STRATEGY FUND H-CLASS
  MARCH 31, 2009       37.07     (.27)       11.45      11.18        (.04)           --          (.04)
  March 31, 2008       33.78      .78         3.14       3.92        (.63)           --          (.63)
  March 31, 2007       37.04     1.35        (1.82)      (.47)      (2.79)           --         (2.79)
  March 31, 2006       44.01      .83        (7.15)     (6.32)       (.65)           --          (.65)
  March 31, 2005       49.01      .18        (5.18)     (5.00)         --            --            --


                                                         RATIOS TO
                                                    AVERAGE NET ASSETS:
                                         -----------------------------------------              NET
                                                                      COMBINED NET            ASSETS,
                    NET ASSET                                  NET     INVESTMENT             END OF
                      VALUE,     TOTAL     TOTAL     NET   INVESTMENT    INCOME    PORTFOLIO  PERIOD
                      END OF  INVESTMENT EXPENSES EXPENSES   INCOME      (LOSS)     TURNOVER  (000'S
YEAR ENDED            PERIOD   RETURN++  (SQUARE) (SQUARE)   (LOSS)    (TRIANGLE)     RATE   OMITTED)
----------          --------- ---------- -------- -------- ---------- ------------ --------- --------
NOVA FUND ADVISOR CLASS
  MARCH 31, 2009     $ 10.73   (56.26)%   1.79%    1.79%     0.45%          --        143%   $ 10,853
  March 31, 2008       24.72   (14.16)%   1.77%    1.77%     0.78%          --        115%     19,218
  March 31, 2007       29.44    13.41%    1.75%    1.75%     0.73%          --        144%     36,441
  March 31, 2006       27.73    14.07%    1.85%    1.74%    (0.96)%       0.44%       192%     41,002
  March 31, 2005       25.08     7.09%    1.71%    1.71%    (0.94)%       0.32%       388%     52,642
S&P 500 FUND H-CLASS
  MARCH 31, 2009       15.78   (38.94)%   1.53%    1.53%     0.64%          --        168%    139,759
  March 31, 2008       25.90    (4.72)%   1.48%    1.48%     1.40%          --        396%     78,963
  March 31, 2007*      27.31    11.29%    1.54%**  1.54%**   1.33%**        --        119%      6,374
INVERSE S&P 500 STRATEGY FUND ADVISOR CLASS
  MARCH 31, 2009       50.83    36.96%    1.93%    1.93%    (0.30)%         --         --      15,305
  March 31, 2008       37.72     9.56%    1.92%    1.92%     2.64%          --         --      11,131
  March 31, 2007+++    36.00    (3.67)%   1.87%    1.87%     3.34%          --         --      22,712
  March 31, 2006+++    38.55    (6.32)%   1.91%    1.88%    (0.95)%       1.79%        --      45,332
  March 31, 2005+++    41.80    (5.75)%   1.88%    1.88%    (0.96)%      (0.25)%       --      40,964
NASDAQ-100(R) FUND ADVISOR CLASS
  MARCH 31, 2009        7.72   (31.26)%   1.79%    1.79%    (1.11)%         --         55%     18,078
  March 31, 2008       11.23    (0.27)%   1.78%    1.78%    (0.99)%         --         57%     15,184
  March 31, 2007       11.26     3.30%    1.73%    1.73%    (1.07)%         --         71%      9,349
  March 31, 2006       10.90    13.92%    1.70%    1.70%    (1.00)%         --        122%     27,832
  March 31, 2005        9.60     1.48%    1.69%    1.69%    (0.25)%         --        132%     19,887
INVERSE NASDAQ-100(R) STRATEGY FUND ADVISOR CLASS
  MARCH 31, 2009       24.37    18.88%    1.97%    1.97%    (0.29)%         --         --         476
  March 31, 2008       20.77     1.43%    1.98%    1.98%     2.56%          --         --       3,744
  March 31, 2007       21.28     1.56%    1.90%    1.90%     3.29%          --         --      11,436
  March 31, 2006       21.51   (10.27)%   1.89%    1.89%    (0.96)%       1.71%        --      10,390
  March 31, 2005       24.34    (4.92)%   1.88%    1.88%    (0.96)%      (0.30)%       --      17,059
MID-CAP 1.5x STRATEGY FUND H-CLASS
  MARCH 31, 2009       13.33   (54.71)%   1.68%    1.68%     0.06%          --        204%     11,063
  March 31, 2008       32.40   (18.31)%   1.67%    1.67%     0.61%          --        226%     11,763
  March 31, 2007       41.58     7.08%    1.67%    1.67%     0.16%          --        296%     24,918
  March 31, 2006       40.17    27.36%    1.90%    1.64%     0.01%          --        528%     50,883
  March 31, 2005       31.86    12.58%    1.62%    1.62%    (0.21)%         --        669%     59,274
INVERSE MID-CAP STRATEGY FUND H-CLASS
  MARCH 31, 2009       48.21    30.14%    1.70%    1.70%    (0.62)%         --         --       7,350
  March 31, 2008       37.07    11.83%    1.65%    1.65%     2.26%          --         --      46,630
  March 31, 2007       33.78    (1.38)%   1.66%    1.66%     3.51%          --         --      15,531
  March 31, 2006       37.04   (14.42)%   1.64%    1.64%     2.01%          --         --      18,475
  March 31, 2005       44.01   (10.20)%   1.60%    1.60%     0.39%          --         --      30,073

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                        NET
                                                      INCREASE
                                             NET     (DECREASE)
                                           REALIZED    IN NET
                                             AND        ASSET
                    NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                      VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                    BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED          OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------          --------- ---------- ----------- ---------- ------------- ------------- -------------
RUSSELL 2000(R) 1.5x STRATEGY FUND H-CLASS
  MARCH 31, 2009     $ 28.62    $(.02)     $(16.13)   $(16.15)     $   --       $    --       $    --
  March 31, 2008       37.22      .30        (8.82)     (8.52)       (.08)           --          (.08)
  March 31, 2007       37.32      .10         1.23       1.33          --         (1.43)        (1.43)
  March 31, 2006       27.51      .03         9.78       9.81          --            --            --
  March 31, 2005       26.22     (.07)        1.52       1.45          --          (.16)         (.16)
RUSSELL 2000(R) FUND H-CLASS
  MARCH 31, 2009       23.57     (.02)       (9.24)     (9.26)         --            --            --
  March 31, 2008       27.64      .51        (4.38)     (3.87)       (.20)           --          (.20)
  March 31, 2007*      25.00      .34         2.44       2.78        (.14)           --          (.14)
INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
  MARCH 31, 2009       39.07     (.19)        9.56       9.37        (.39)           --          (.39)
  March 31, 2008       35.02     1.05         4.41       5.46       (1.41)           --         (1.41)
  March 31, 2007       36.98     1.36        (1.63)      (.27)      (1.69)           --         (1.69)
  March 31, 2006       46.09      .91        (9.30)     (8.39)       (.72)           --          (.72)
  March 31, 2005       48.80      .04        (2.75)     (2.71)         --            --            --
S&P 500 PURE GROWTH FUND (FORMERLY LARGE-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009       25.10     (.09)       (9.20)     (9.29)         --            --            --
  March 31, 2008       27.16     (.17)       (1.50)     (1.67)         --          (.39)         (.39)
  March 31, 2007       26.11     (.14)        1.19       1.05          --            --            --
  March 31, 2006       24.49     (.05)        1.69       1.64          --          (.02)         (.02)
  March 31, 2005       24.18      .37         (.06)       .31          --           (--)SS        (--)SS
S&P 500 PURE VALUE FUND (FORMERLY LARGE-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009+++   100.00     1.40       (56.88)    (55.48)      (1.05)        (7.80)        (8.85)
  March 31, 2008+++   167.30     1.80       (29.85)    (28.05)      (9.95)       (29.30)       (39.25)
  March 31, 2007+++   145.60     1.75        21.75      23.50       (1.05)         (.75)        (1.80)
  March 31, 2006+++   132.80     1.15        13.67      14.82          --         (2.02)        (2.02)
  March 31, 2005+++   124.35      .80         7.90       8.70         (--)SS       (.25)         (.25)
S&P MIDCAP 400 PURE GROWTH FUND (FORMERLY MID-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009       26.68     (.22)       (8.25)     (8.47)         --            --            --
  March 31, 2008       30.75     (.28)       (1.41)     (1.69)         --         (2.38)        (2.38)
  March 31, 2007       31.95     (.24)         .66        .42          --         (1.62)        (1.62)
  March 31, 2006       26.86     (.19)        5.41       5.22          --          (.13)         (.13)
  March 31, 2005       25.17     (.17)        1.87       1.70          --          (.01)         (.01)
S&P MIDCAP 400 PURE VALUE FUND (FORMERLY MID-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009       29.71      .47       (16.51)    (16.04)         --            --            --
  March 31, 2008       36.58      .35        (6.29)     (5.94)       (.93)           --          (.93)
  March 31, 2007       31.82      .46         4.46       4.92          --          (.16)         (.16)
  March 31, 2006       27.49      .07         4.45       4.52         (--)SS       (.19)         (.19)
  March 31, 2005       25.13      .21         2.26       2.47         (--)SS       (.11)         (.11)



                                                   RATIOS TO
                                              AVERAGE NET ASSETS:                  NET
                                         ----------------------------            ASSETS,
                    NET ASSET                                   NET               END OF
                      VALUE,     TOTAL                      INVESTMENT PORTFOLIO  PERIOD
                      END OF  INVESTMENT   TOTAL  OPERATING   INCOME    TURNOVER  (000'S
YEAR ENDED            PERIOD   RETURN++  EXPENSES EXPENSES#   (LOSS)      RATE   OMITTED)
----------          --------- ---------- -------- --------- ---------- --------- --------
RUSSELL 2000(R) 1.5x STRATEGY FUND H-CLASS
  MARCH 31, 2009     $ 12.47   (56.43)%   1.70%    1.70%     (0.07)%       288%  $ 13,807
  March 31, 2008       28.62   (22.93)%   1.67%    1.67%      0.83%        227%    13,839
  March 31, 2007       37.22     3.57%    1.66%    1.66%      0.27%        179%    42,861
  March 31, 2006       37.32    35.66%    2.05%    1.64%      0.10%        441%   170,698
  March 31, 2005       27.51     5.52%    1.62%    1.62%     (0.26)%       501%    68,084
RUSSELL 2000(R) FUND H-CLASS
  MARCH 31, 2009       14.31   (39.29)%   1.55%    1.55%     (0.09)%       485%    19,847
  March 31, 2008       23.57   (14.08)%   1.52%    1.52%      1.86%        535%     4,327
  March 31, 2007*      27.64    11.13%    1.52%**  1.52%**    1.55%**      335%    13,248
INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS
  MARCH 31, 2009       48.05    23.93%    1.97%    1.70%     (0.45)%       214%    30,131
  March 31, 2008       39.07    16.10%    1.89%    1.89%      2.93%         --     42,554
  March 31, 2007       35.02    (0.67)%   1.65%    1.65%      3.56%         --     48,718
  March 31, 2006       36.98   (18.36)%   1.65%    1.65%      2.14%         --     52,201
  March 31, 2005       46.09    (5.55)%   1.63%    1.63%      0.09%         --     46,832
S&P 500 PURE GROWTH FUND (FORMERLY LARGE-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009       15.81   (37.01)%   1.53%    1.53%     (0.41)%       573%    12,512
  March 31, 2008       25.10    (6.28)%   1.53%    1.53%     (0.62)%       450%    11,937
  March 31, 2007       27.16     4.02%    1.52%    1.52%     (0.53)%     1,029%    49,087
  March 31, 2006       26.11     6.71%    1.49%    1.49%     (0.19)%     1,276%    32,258
  March 31, 2005       24.49     1.30%    1.47%    1.47%      1.52%      2,018%    11,762
S&P 500 PURE VALUE FUND (FORMERLY LARGE-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009+++    35.67   (57.23)%   1.53%    1.53%      2.36%      1,448%     4,558
  March 31, 2008+++   100.00   (19.98)%   1.53%    1.53%      1.11%        289%    18,459
  March 31, 2007+++   167.30    16.21%    1.51%    1.51%      1.12%        389%   184,082
  March 31, 2006+++   145.60    11.20%    1.49%    1.49%      0.82%      1,054%    56,005
  March 31, 2005+++   132.80     6.99%    1.47%    1.47%      0.63%        747%    24,974
S&P MIDCAP 400 PURE GROWTH FUND (FORMERLY MID-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009       18.21   (31.75)%   1.55%    1.55%     (0.95)%     1,281%    15,591
  March 31, 2008       26.68    (6.25)%   1.51%    1.51%     (0.92)%       736%    14,158
  March 31, 2007       30.75     1.42%    1.52%    1.52%     (0.80)%       537%     7,715
  March 31, 2006       31.95    19.46%    1.50%    1.50%     (0.63)%       681%    48,888
  March 31, 2005       26.86     6.75%    1.46%    1.46%     (0.66)%     1,211%    23,733
S&P MIDCAP 400 PURE VALUE FUND (FORMERLY MID-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009       13.67   (53.99)%   1.54%    1.54%      2.01%        977%     3,985
  March 31, 2008       29.71   (16.48)%   1.54%    1.54%      0.96%        297%     6,512
  March 31, 2007       36.58    15.49%    1.52%    1.52%      1.39%        625%    76,513
  March 31, 2006       31.82    16.47%    1.48%    1.48%      0.25%        558%    31,340
  March 31, 2005       27.49     9.83%    1.46%    1.46%      0.77%        731%   115,660

                                  PROSPECTUS 91

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                        NET
                                                      INCREASE
                                             NET     (DECREASE)
                                           REALIZED    IN NET
                                             AND        ASSET
                    NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                      VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                    BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED          OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------          --------- ---------- ----------- ---------- ------------- ------------- -------------
S&P SMALLCAP 600 PURE GROWTH FUND (FORMERLY SMALL-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009     $ 27.45    $(.13)     $(10.38)   $(10.51)     $   --       $    --       $   --
  March 31, 2008       32.62     (.26)       (3.58)     (3.84)         --         (1.33)       (1.33)
  March 31, 2007       32.27     (.33)         .68        .35          --            --           --
  March 31, 2006       27.97     (.22)        5.32       5.10          --          (.80)        (.80)
  March 31, 2005       25.34     (.23)        3.11       2.88          --          (.25)        (.25)
S&P SMALLCAP 600 PURE VALUE FUND (FORMERLY SMALL-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009       26.53      .27       (15.36)    (15.09)       (.37)           --         (.37)
  March 31, 2008       35.51      .33        (9.04)     (8.71)       (.27)           --         (.27)
  March 31, 2007       33.38      .15         2.01       2.16          --          (.03)        (.03)
  March 31, 2006       28.24      .06         5.58       5.64          --          (.50)        (.50)
  March 31, 2005       25.62     (.01)        2.76       2.75          --          (.13)        (.13)
EUROPE 1.25x STRATEGY FUND H-CLASS
  MARCH 31, 2009       22.26      .21       (14.11)    (13.90)         --            --           --
  March 31, 2008       24.14      .57        (1.52)      (.95)       (.23)         (.70)        (.93)
  March 31, 2007       20.06      .59         3.61       4.20        (.12)           --         (.12)
  March 31, 2006       17.13      .22         3.03       3.25          --          (.32)        (.32)
  March 31, 2005       14.98      .05         2.58       2.63        (.47)         (.01)        (.48)
JAPAN 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009       25.12     (.08)      (16.22)    (16.30)       (.01)           --         (.01)
  March 31, 2008*      25.00       --SS        .12        .12          --            --           --
STRENGTHENING DOLLAR 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009       19.83      .02         6.44       6.46          --         (6.73)       (6.73)
  March 31, 2008       25.33      .57        (6.07)     (5.50)         --            --           --
  March 31, 2007       27.71      .90        (3.28)     (2.38)         --            --           --
  March 31, 2006*      25.00      .51         2.33       2.84        (.13)           --         (.13)
WEAKENING DOLLAR 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009       29.25     (.03)       (8.80)     (8.83)      (1.28)        (2.77)       (4.05)
  March 31, 2008       26.18      .68         7.17       7.85       (4.78)          (--)SS     (4.78)
  March 31, 2007       22.69      .90         2.59       3.49          --            --           --
  March 31, 2006*      25.00      .49        (2.66)     (2.17)       (.14)           --         (.14)
REAL ESTATE FUND H-CLASS
  MARCH 31, 2009       32.40      .61       (19.29)    (18.68)       (.90)           --         (.90)
  March 31, 2008       42.14      .53       (10.04)     (9.51)       (.23)           --         (.23)
  March 31, 2007       36.47      .54         5.42       5.96        (.17)         (.12)        (.29)
  March 31, 2006       27.85      .57         8.25       8.82          --          (.20)        (.20)
  March 31, 2005       26.65      .58          .77       1.35        (.03)         (.12)        (.15)



                                                             RATIOS TO
                                                        AVERAGE NET ASSETS:                  NET
                                                   ----------------------------            ASSETS,
                              NET ASSET                                   NET               END OF
                    PAYMENTS    VALUE,     TOTAL                      INVESTMENT PORTFOLIO  PERIOD
                       BY       END OF  INVESTMENT   TOTAL  OPERATING   INCOME    TURNOVER  (000'S
YEAR ENDED         AFFILIATES   PERIOD   RETURN++  EXPENSES EXPENSES    (LOSS)      RATE   OMITTED)
----------         ---------- --------- ---------- -------- --------- ---------- --------- --------
S&P SMALLCAP 600 PURE GROWTH FUND (FORMERLY SMALL-CAP GROWTH FUND) H-CLASS
  MARCH 31, 2009     --         $16.94   (38.29)%   1.56%    1.56%     (0.55)%     1,066%  $  9,795
  March 31, 2008     --          27.45   (12.23)%   1.53%    1.53%     (0.79)%       834%     6,259
  March 31, 2007     --          32.62     1.08%    1.53%    1.53%     (1.05)%       623%    18,171
  March 31, 2006     --          32.27    18.44%    1.50%    1.50%     (0.73)%     1,003%    73,489
  March 31, 2005     --          27.97    11.38%    1.46%    1.46%     (0.84)%       983%    26,145
S&P SMALLCAP 600 PURE VALUE FUND (FORMERLY SMALL-CAP VALUE FUND) H-CLASS
  MARCH 31, 2009     --          11.07   (57.20)%   1.55%    1.55%      1.40%        878%    21,489
  March 31, 2008     --          26.53   (24.56)%   1.48%    1.48%      1.04%        566%    51,563
  March 31, 2007     --          35.51     6.46%    1.52%    1.52%      0.46%        728%    10,478
  March 31, 2006     --          33.38    20.20%    1.50%    1.50%      0.19%        806%   102,448
  March 31, 2005     --          28.24    10.73%    1.47%    1.47%     (0.04)%       744%    75,748
EUROPE 1.25x STRATEGY FUND H-CLASS
  MARCH 31, 2009     --           8.36   (62.44)%   1.71%    1.71%      1.22%        384%     4,739
  March 31, 2008     --          22.26    (4.60)%   1.67%    1.67%      2.20%        320%    21,670
  March 31, 2007     --          24.14    20.95%    1.66%    1.66%      2.63%        373%    57,887
  March 31, 2006     --          20.06    19.17%    1.64%    1.63%      1.21%        454%    46,066
  March 31, 2005     --          17.13    17.49%    1.61%    1.61%      0.28%         --     62,957
JAPAN 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009    .20SSSS       9.01   (64.10)%   1.52%    1.52%     (0.55)%        --      6,531
  March 31, 2008*    --          25.12     0.48%    1.44%**  1.44%**    0.17%**       --      5,243
STRENGTHENING DOLLAR 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009     --          19.56    30.25%    1.69%    1.69%      0.08%         --     22,147
  March 31, 2008     --          19.83   (21.71)%   1.66%    1.66%      2.44%         --     29,011
  March 31, 2007     --          25.33    (8.59)%   1.66%    1.66%      3.47%         --     11,946
  March 31, 2006*    --          27.71    11.35%    1.66%**  1.66%**    2.19%**       --      7,270
WEAKENING DOLLAR 2x STRATEGY FUND H-CLASS
  MARCH 31, 2009     --          16.37   (29.86)%   1.70%    1.70%     (0.13)%        --     60,249
  March 31, 2008     --          29.25    32.41%    1.67%    1.67%      2.45%         --    103,867
  March 31, 2007     --          26.18    15.38%    1.65%    1.65%      3.60%         --    110,480
  March 31, 2006*    --          22.69    (8.69)%   1.68%**  1.68%**    2.53%**       --     51,710
REAL ESTATE FUND H-CLASS
  MARCH 31, 2009     --          12.82   (58.01)%   1.64%    1.64%      2.14%        780%     1,757
  March 31, 2008     --          32.40   (22.60)%   1.64%    1.64%      1.43%        832%    14,140
  March 31, 2007     --          42.14    16.34%    1.62%    1.62%      1.35%        762%    25,784
  March 31, 2006     --          36.47    31.74%    1.59%    1.59%      1.78%      1,304%    49,591
  March 31, 2005     --          27.85     5.06%    1.58%    1.58%      2.08%      1,773%     8,186

FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                        NET
                                                      INCREASE
                                             NET     (DECREASE)
                                           REALIZED    IN NET
                                             AND        ASSET
                    NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                      VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                    BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED          OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------          --------- ---------- ----------- ---------- ------------- ------------- -------------
GOVERNMENT LONG BOND 1.2x STRATEGY FUND ADVISOR CLASS
MARCH 31, 2009       $ 11.72    $ .31      $  1.93    $  2.24      $ (.30)       $   --       $ (.30)
March 31, 2008         10.54      .34         1.19       1.53        (.35)           --         (.35)
March 31, 2007         10.50      .37          .03        .40        (.36)           --         (.36)
March 31, 2006         11.07      .37         (.57)      (.20)       (.37)           --         (.37)
March 31, 2005         11.04      .36          .04        .40        (.37)           --         (.37)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND ADVISOR CLASS
MARCH 31, 2009         16.41     (.18)       (3.28)     (3.46)         --            --           --
March 31, 2008         19.01      .34        (2.28)     (1.94)       (.66)           --         (.66)
March 31, 2007         19.43     (.18)         .39        .21        (.63)           --         (.63)
March 31, 2006         18.79     (.16)         .80        .64          --            --           --
March 31, 2005         19.71     (.17)        (.75)      (.92)         --            --           --
HIGH YIELD STRATEGY FUND H-CLASS
MARCH 31, 2009         24.28     (.04)       (3.63)     (3.67)      (4.00)           --        (4.00)
March 31, 2008*        25.00      .62        (1.27)      (.65)       (.07)           --         (.07)
INVERSE HIGH YIELD STRATEGY FUND H-CLASS
MARCH 31, 2009         51.38     (.29)        5.49       5.20          --         (1.32)       (1.32)
March 31, 2008*        50.00     1.44         (.06)      1.38          --            --           --
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
MARCH 31, 2009          1.00      .01           --        .01        (.01)           --         (.01)
March 31, 2008          1.00      .03           --        .03        (.03)           --         (.03)
March 31, 2007          1.00      .04           --        .04        (.04)           --         (.04)
March 31, 2006          1.00      .02           --        .02        (.02)           --         (.02)
March 31, 2005          1.00       --SS         --         --SS       (--)SS         --          (--)SS


                                                                 RATIOS TO
                                                              AVERAGE NET ASSETS:
                                                 ------------------------------------------             NET
                                                                               COMBINED NET            ASSETS,
                   NET ASSET                                            NET     INVESTMENT             END OF
                     VALUE,     TOTAL     TOTAL           OPERATING INVESTMENT    INCOME    PORTFOLIO  PERIOD
                     END OF  INVESTMENT EXPENSES    NET   EXPENSES#   INCOME      (LOSS)     TURNOVER  (000'S
YEAR ENDED           PERIOD   RETURN++  (SQUARE) EXPENSES  (SQUARE)   (LOSS)    (TRIANGLE)     RATE   OMITTED)
----------         --------- ---------- -------- -------- --------- ---------- ------------ --------- --------
GOVERNMENT LONG BOND 1.2x STRATEGY FUND ADVISOR CLASS
MARCH 31, 2009       $13.66    19.49%    1.48%    1.48%    1.48%      2.49%          --       1,794%  $  7,867
March 31, 2008        11.72    14.82%    1.47%    1.47%    1.47%      3.13%          --       1,142%    25,181
March 31, 2007        10.54     3.86%    1.46%    1.46%    1.46%      3.44%          --       1,357%    10,815
March 31, 2006        10.50    (2.10)%   1.42%    1.42%    1.42%      3.16%          --       1,451%    21,200
March 31, 2005        11.07     3.75%    1.41%    1.41%    1.41%      3.32%          --         737%    53,283
INVERSE GOVERNMENT LONG BOND STRATEGY FUND ADVISOR CLASS
MARCH 31, 2009        12.95   (21.08)%   3.36%    1.91%    1.91%     (1.19)%         --         584%    35,153
March 31, 2008        16.41   (10.39)%   4.10%    1.90%    1.90%      1.84%          --         550%    24,891
March 31, 2007        19.01     1.17%    5.47%    1.86%    1.86%      3.18%          --         192%    43,782
March 31, 2006        19.43     3.41%    5.16%    1.83%    1.83%     (0.90)%       0.28%        179%    99,546
March 31, 2005        18.79    (4.67)%   5.61%    1.82%    1.82%     (0.90)%       1.03%        101%   232,541
HIGH YIELD STRATEGY FUND H-CLASS
MARCH 31, 2009        16.61   (16.16)%   1.56%    1.56%    1.56%     (0.20)%         --          --    239,528
March 31, 2008*       24.28    (2.61)%   1.49%**  1.49%**  1.49%**    2.55%**        --          --     64,290
INVERSE HIGH YIELD STRATEGY FUND H-CLASS
MARCH 31, 2009        55.26    10.17%    1.53%    1.53%    1.53%     (0.55)%         --          --     13,799
March 31, 2008*       51.38     2.76%    1.52%**  1.52%**  1.52%**    2.84%**        --          --      6,536
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
MARCH 31, 2009         1.00     0.65%    1.45%    1.26%    1.26%      0.55%          --          --    341,425
March 31, 2008         1.00     3.24%    1.43%    1.43%    1.43%      3.25%          --          --    159,111
March 31, 2007         1.00     3.75%    1.42%    1.42%    1.42%      3.70%          --          --    204,068
March 31, 2006         1.00     2.28%    1.39%    1.39%    1.39%      2.21%          --          --    151,828
March 31, 2005         1.00     0.43%    1.38%    1.25%    1.25%      0.39%          --          --    245,890

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     MAY 25, 2005 -- STRENGTHENING DOLLAR 2X STRATEGY FUND H-CLASS AND WEAKENING DOLLAR 2X STRATEGY FUND H-CLASS;

     MAY 31, 2006 -- S&P 500 FUND H-CLASS AND RUSSELL 2000(R) FUND H-CLASS;

     APRIL 16, 2007 -- HIGH YIELD STRATEGY FUND H-CLASS AND INVERSE HIGH YIELD STRATEGY FUND H-CLASS;

     FEBRUARY 22, 2008 -- JAPAN 2X STRATEGY FUND H-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ INVERSE S&P 500 STRATEGY FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2007 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 23, 2007; S&P 500 PURE VALUE FUND (FORMERLY LARGE-CAP VALUE FUND) -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

# OPERATING EXPENSES EXCLUDE INTEREST AND DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT.

SS   LESS THAN $.01 PER SHARE.

SSSS EXCLUDING THE REIMBURSEMENT, THE FUND'S TOTAL RETURN WOULD HAVE BEEN
     -64.90% FOR H-CLASS.

     PRIOR TO APRIL 1, 2007, THE NOVA FUND, INVERSE S&P 500 STRATEGY FUND, INVERSE NASDAQ-100(R) STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND OPERATED UNDER A MASTER-FEEDER STRUCTURE.

(TIANGLE) RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE FORMER
     MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "COMBINED NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

(SQUARE) EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE
     CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

                                 PROSPECTUS 93


INDEX PUBLISHERS INFORMATION


STANDARD & POOR'S

THE INVERSE S&P 500 STRATEGY, MID-CAP 1.5X STRATEGY, NOVA, S&P 500, S&P 500 PURE GROWTH, S&P 500 PURE VALUE, S&P MIDCAP 400 PURE GROWTH, S&P MIDCAP 400 PURE VALUE, S&P SMALLCAP 600 PURE GROWTH, S&P SMALLCAP 600 PURE VALUE, (THE "RYDEX S&P FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR CITIGROUP GLOBAL MARKETS, INC. ("CITIGROUP"). S&P AND CITIGROUP MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX S&P FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX S&P FUNDS PARTICULARLY OR THE ABILITY OF THE S&P 500(R)INDEX, S&P MIDCAP 400(R)INDEX, S&P 500/CITIGROUP PURE GROWTH INDEX, S&P 500/CITIGROUP PURE VALUE INDEX, S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX AND S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX (THE "S&P INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P AND CITIGROUP'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO LICENSEE OR THE RYDEX S&P FUNDS. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE RYDEX S&P FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDICES.

S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE RYDEX S&P FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE RYDEX S&P FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX S&P FUNDS ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE RYDEX S&P FUNDS.

S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P AND CITIGROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX S&P FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," STANDARD & POOR'S SMALLCAP," "S&P SMALLCAP 600," "S&P 500/CITIGROUP PURE VALUE," "S&P 500/CITIGROUP PURE GROWTH," "S&P MIDCAP 400/CITIGROUP PURE VALUE," "S&P MIDCAP 400/CITIGROUP PURE GROWTH," "S&P SMALLCAP 600/CITIGROUP PURE VALUE," AND "S&P SMALLCAP 600/CITIGROUP PURE GROWTH" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.


DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE SM, DJIA SM, OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY THE JAPAN 2X STRATEGY FUND, THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

FURTHER, NIKKEI DOES NOT:

     - RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2X STRATEGY FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2X STRATEGY FUND;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE JAPAN 2X STRATEGY FUND;

     - CONSIDER THE NEEDS OF THE JAPAN 2X STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2X STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

     - HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2X STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

     - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY

                                  PROSPECTUS 95


OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

More information about the Index Publishers is located in the SAI.

ADDITIONAL INFORMATION


Additional and more detailed information about the Funds is included in the SAI dated August 1, 2009. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You may also review and copy documents at the U.S. Securities and Exchange Commission Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to:
U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Rydex web site at www.rydex-sgi.com, or writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's U.S. Securities and Exchange Commission registration number is 811-07584.

                                 PROSPECTUS 97


THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                 PROSPECTUS 99


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road,
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSFHA-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                           A-CLASS AND C-CLASS SHARES PROSPECTUS


                                                                  AUGUST 1, 2009

                                                           DOMESTIC EQUITY FUNDS
                                                                 RYDEX NOVA FUND
                                                              RYDEX S&P 500 FUND
                                             RYDEX INVERSE S&P 500 STRATEGY FUND
                                                        RYDEX NASDAQ-100(R) FUND
                                       RYDEX INVERSE NASDAQ-100(R) STRATEGY FUND
                                                RYDEX MID-CAP 1.5x STRATEGY FUND
                                             RYDEX INVERSE MID-CAP STRATEGY FUND
                                        RYDEX RUSSELL 2000(R) 1.5x STRATEGY FUND
                                                      RYDEX RUSSELL 2000(R) FUND
                                     RYDEX INVERSE RUSSELL 2000(R) STRATEGY FUND
          RYDEX S&P 500 PURE GROWTH FUND (FORMERLY, RYDEX LARGE-CAP GROWTH FUND)
            RYDEX S&P 500 PURE VALUE FUND (FORMERLY, RYDEX LARGE-CAP VALUE FUND) RYDEX S&P MIDCAP 400 PURE GROWTH FUND (FORMERLY, RYDEX MID-CAP GROWTH FUND)
       RYDEX S&P MIDCAP 400 PURE VALUE FUND (FORMERLY, RYDEX MID-CAP VALUE FUND) RYDEX S&P SMALLCAP 600 PURE GROWTH FUND (FORMERLY, RYDEX SMALL-CAP GROWTH FUND)
   RYDEX S&P SMALLCAP 600 PURE VALUE FUND (FORMERLY, RYDEX SMALL-CAP VALUE FUND)

                                                      INTERNATIONAL EQUITY FUNDS
                                                RYDEX EUROPE 1.25x STRATEGY FUND
                                                    RYDEX JAPAN 2x STRATEGY FUND

                                                                 SPECIALTY FUNDS
                                     RYDEX STRENGTHENING DOLLAR 2x STRATEGY FUND
                                         RYDEX WEAKENING DOLLAR 2x STRATEGY FUND
                                                          RYDEX REAL ESTATE FUND

                                                              FIXED INCOME FUNDS
                                   RYDEX GOVERNMENT LONG BOND 1.2x STRATEGY FUND
                                RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY FUND
                                                  RYDEX HIGH YIELD STRATEGY FUND
                                          RYDEX INVERSE HIGH YIELD STRATEGY FUND

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DOMESTIC EQUITY FUNDS
   NOVA FUND .............................................................     2
   S&P 500 FUND ..........................................................     3
   INVERSE S&P 500 STRATEGY FUND .........................................     4
   NASDAQ-100(R) FUND ....................................................     5
   INVERSE NASDAQ-100(R) STRATEGY FUND ...................................     6
   MID-CAP 1.5x STRATEGY FUND ............................................     7
   INVERSE MID-CAP STRATEGY FUND .........................................     8
   RUSSELL 2000(R) 1.5x STRATEGY FUND ....................................     9
   RUSSELL 2000(R) FUND ..................................................    10
   INVERSE RUSSELL 2000(R) STRATEGY FUND .................................    11
   S&P 500 PURE GROWTH FUND ..............................................    12
   S&P 500 PURE VALUE FUND ...............................................    13
   S&P MIDCAP 400 PURE GROWTH FUND .......................................    14
   S&P MIDCAP 400 PURE VALUE FUND ........................................    15
   S&P SMALLCAP 600 PURE GROWTH FUND .....................................    16
   S&P SMALLCAP 600 PURE VALUE FUND ......................................    17
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25x STRATEGY FUND ............................................    18
   JAPAN 2x STRATEGY FUND ................................................    19
SPECIALTY FUNDS
   STRENGTHENING DOLLAR 2x STRATEGY FUND .................................    21
   WEAKENING DOLLLAR 2x STRATEGY FUND ....................................    22
   REAL ESTATE FUND ......................................................    23
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2x STRATEGY FUND ...............................    24
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ............................    25
   HIGH YIELD STRATEGY FUND ..............................................    26
   INVERSE HIGH YIELD STRATEGY FUND ......................................    28
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................    30
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    31
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    35
FUND PERFORMANCE .........................................................    43
FUND FEES AND EXPENSES ...................................................    68
MORE INFORMATION ABOUT THE FUNDS .........................................    79
BENCHMARKS AND INVESTMENT METHODOLOGY ....................................    79
SHAREHOLDER INFORMATION ..................................................    82
TRANSACTION INFORMATION ..................................................    83
SALES CHARGES ............................................................    86
    A-CLASS SHARES .......................................................    86
    C-CLASS SHARES .......................................................    87
BUYING FUND SHARES .......................................................    88
SELLING FUND SHARES ......................................................    90
EXCHANGING FUND SHARES ...................................................    92
RYDEX ACCOUNT POLICIES ...................................................    93
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    95
DIVIDENDS AND DISTRIBUTIONS ..............................................    96
TAX INFORMATION ..........................................................    96
MANAGEMENT OF THE FUNDS ..................................................    97
FINANCIAL HIGHLIGHTS .....................................................    99
INDEX PUBLISHERS INFORMATION .............................................   108
ADDITIONAL INFORMATION ...................................................   111

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES


            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


                                   ----------


                              DOMESTIC EQUITY FUNDS
                           INTERNATIONAL EQUITY FUNDS
                                 SPECIALTY FUNDS
                               FIXED INCOME FUNDS
                                MONEY MARKET FUND


                                   ----------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds") which are grouped into the following categories:


DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R)Fund, Inverse NASDAQ-100(R)Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R)1.5x Strategy Fund, Russell 2000(R)Fund, Inverse Russell 2000(R)Strategy Fund, S&P 500 Pure Growth Fund (formerly Large-Cap Growth), S&P 500 Pure Value Fund (formerly Large-Cap Value), S&P MidCap 400 Pure Growth Fund (formerly Mid-Cap Growth), S&P MidCap 400 Pure Value Fund (formerly Mid-Cap Value), S&P SmallCap 600 Pure Growth Fund (formerly Small-Cap Growth), and S&P SmallCap 600 Pure Value Fund (formerly Small-Cap Value).


INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 2x Strategy
Fund

SPECIALTY FUNDS - Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Real Estate Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


Certain of the Funds offered in this Prospectus are leveraged funds and, in some cases, inverse funds, which have different features than funds that are not leveraged or inverse. First, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R)1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund pursue leveraged investment goals, which means that these funds are riskier than alternatives that do not use leverage because these funds magnify the performance of the benchmark on the investment results. Second, the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund pursue investment objectives that are inverse to the performance of their respective underlying index, a result opposite of most other mutual funds. Third, Nova Fund, Mid-Cap 1.5x Fund, Russell 2000(R) 1.5x Strategy Fund,
Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R)Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R)Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, and Government Long Bond 1.2x Strategy Fund pursue investment results on a DAILY BASIS. The return of each Fund for periods longer than a single day, especially in periods of market volatility, may be completely uncorrelated to the return of the Fund's benchmark for that longer period.

The Funds should be utilized only by sophisticated investors or professional investment advisors who (a) understand the risks associated with the use of leverage; (b) understand the consequences of seeking investment results on a daily basis; (c) understand the risk of shorting; and (d) intend to actively monitor and manage their investments on a daily basis. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

NOVA FUND
A-CLASS (RYANX)                                                  C-CLASS (RYNCX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Nova Fund is intended for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


S&P 500 FUND
A-CLASS (RYSOX)                                              C-CLASS (RYSYX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P 500 Fund is intended for investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

INVERSE S&P 500 STRATEGY FUND
A-CLASS (RYARX)                                                  C-CLASS (RYUCX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index") on a daily basis.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $488 million to $406 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is intended for investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


NASDAQ-100(R)  FUND
A-CLASS (RYATX)                                                  C-CLASS (RYCOX)

FUND OBJECTIVE

The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a nonfundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The NASDAQ-100(R) Fund is intended for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.

PRINCIPAL RISKS

The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Industry Concentration Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

INVERSE NASDAQ-100(R)  STRATEGY FUND
A-CLASS (RYAPX)                                                  C-CLASS (RYACX)

FUND OBJECTIVE

The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $422 million to $172.9 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse NASDAQ-100(R) Strategy Fund is intended for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Industry Concentration Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7


MID-CAP 1.5x STRATEGY FUND
A-CLASS (RYAHX)                                                  C-CLASS (RYDCX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

INVERSE MID-CAP STRATEGY FUND
A-CLASS (RYAGX)                                                 C-CLASS (RYCLX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap
400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $104 million to $5 billion as of December 31, 2008. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is intended for investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


RUSSELL 2000(R) 1.5x STRATEGY FUND
A-CLASS (RYAKX)                                                  C-CLASS (RYCMX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) 1.5x Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000(R) FUND
A-CLASS (RYRRX)                                                  C-CLASS (RYROX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a nonfundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Russell 2000(R) Fund is intended for investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 11


INVERSE RUSSELL 2000(R) STRATEGY FUND
A-CLASS (RYAFX)                                                  C-CLASS (RYCQX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Inverse Russell 2000(R) Strategy Fund is intended for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

S&P 500 PURE GROWTH FUND
A-CLASS (RYLGX)                                                  C-CLASS (RYGRX)


FUND OBJECTIVE

The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.1 billion to $406.1 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P 500 Pure Growth Fund is intended for investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 13


S&P 500 PURE VALUE FUND
A-CLASS (RYLVX)                                                  C-CLASS (RYVVX)

FUND OBJECTIVE

The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $489 million to $168 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is nondiversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P 500 Pure Value Fund is intended for investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P 500 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

S&P MIDCAP 400 PURE GROWTH FUND
A-CLASS (RYMGX)                                                  C-CLASS (RYCKX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $107 million to $5 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P MidCap 400 Pure Growth Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 15

S&P MIDCAP 400 PURE VALUE FUND
A-CLASS (RYMVX)                                                  C-CLASS (RYMMX)

FUND OBJECTIVE

The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P MidCap 400 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $104 million to $4.4 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P MidCap 400 Pure Value Fund is intended for investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P MidCap 400 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

S&P SMALLCAP 600 PURE GROWTH FUND
A-CLASS (RYSGX)                                                  C-CLASS (RYWCX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Growth Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Growth Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.


The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $32 million to $2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The S&P SmallCap 600 Pure Growth Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Growth Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 17


S&P SMALLCAP 600 PURE VALUE FUND
A-CLASS (RYSVX)                                                  C-CLASS (RYYCX)

FUND OBJECTIVE

The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P SmallCap 600 Pure Value Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P SmallCap 600/Citigroup Pure Value Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $15 million to $2.2 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P SmallCap 600 Pure Value Fund is intended for investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The S&P SmallCap 600 Pure Value Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

EUROPE 1.25x STRATEGY FUND
A-CLASS (RYAEX)                                                  C-CLASS (RYCEX)

FUND OBJECTIVE


The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 125% of the fair value of the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $2.1 billion to $146.8 billion as of December 31, 2008. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


INVESTOR PROFILE

The Europe 1.25x Strategy Fund is intended for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk


     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Geographic Concentration in Europe Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Status of Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 19



JAPAN 2x STRATEGY FUND
A-CLASS (RYAJX)                                                  C-CLASS (RYCJX)


FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2008, the Nikkei 225 Stock Average included companies with capitalizations ranging from $190 million to $108.6 billion. To the extent the Fund's underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Japan 2x Strategy Fund is intended for investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Geographic Concentration in Japan Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Small-Capitalization Securities Risk

     -    Status of Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 21



STRENGTHENING DOLLAR 2x STRATEGY FUND
A-CLASS (RYSDX)                                                  C-CLASS (RYSJX)


FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Strengthening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Non-Diversification Risk

     -    Status as a Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

WEAKENING DOLLAR 2x STRATEGY FUND
A-CLASS (RYWDX)                                                  C-CLASS (RYWJX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of any increase in the underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, which primarily consist of index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Weakening Dollar 2x Strategy Fund is intended for investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Leveraging Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Status as a Regulated Investment Company Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 23


REAL ESTATE FUND
A-CLASS (RYREX)                                                  C-CLASS (RYCRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Real Estate Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts and U.S. government securities. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and therefore may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Industry Concentration Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Non-Diversification Risk

     -    Real Estate Sector Concentration Risk

     -    Small-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
A-CLASS (RYABX)                                                  C-CLASS (RYCGX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 25


INVERSE GOVERNMENT LONG BOND STRATEGY FUND
A-CLASS (RYAQX)                                                  C-CLASS (RYJCX)

FUND OBJECTIVE


The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.


If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is intended for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Short Sales Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

HIGH YIELD STRATEGY FUND
A-CLASS (RYHDX)                                                  C-CLASS (RYHHX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is nondiversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

                                 PROSPECTUS 27

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk


     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    High Yield Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

INVERSE HIGH YIELD STRATEGY FUND
A-CLASS (RYILX)                                                  C-CLASS (RYIYX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The Inverse High Yield Strategy Fund is intended for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

                                 PROSPECTUS 29


PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 31


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                                          INVERSE
                                               INVERSE S&P                  INVERSE NAS-                  MID-CAP  RUSSELL 2000(R)
                               NOVA  S&P 500  500 STRATEGY  NASDAQ-100(R)    DAQ-100(R)   MID-CAP 1.5X   STRATEGY   1.5X STRATEGY
                               FUND    FUND       FUND          FUND       STRATEGY FUND  STRATEGY FUND    FUND         FUND
                               ----  -------  ------------  -------------  -------------  -------------  --------  ---------------
Active Trading Risk              X      X           X             X              X              X            X            X
Counterparty Credit Risk         X      X           X             X              X              X            X            X
Credit Risk
Currency Risk
Depositary Receipt Risk                                           X              X
Derivatives Risk                 X      X           X             X              X              X            X            X
Early Closing Risk               X      X           X             X              X              X            X            X
Fixed Income Risk
Foreign Issuer Exposure Risk                                      X              X
Geographic Concentration in
   Europe Risk
Geographic Concentration in
   Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk                                       X              X
Interest Rate Risk
Investment in Investment
   Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk               X      X           X             X              X
Leveraging Risk                  X                                                              X                         X
Liquidity Risk
Market Risk                      X      X           X             X              X              X            X            X
Mid-Capitalization Securities
   Risk                                                                                         X            X
Non-Diversification Risk         X      X           X             X              X              X            X            X
Portfolio Turnover Risk
Real Estate Sector
   Concentration Risk
Short Sales Risk                                    X                            X                           X
Small-Capitalization
   Securities Risk                                                                                                        X
Stable Price Per Share Risk
Status of Regulated
   Investment Company Risk
Technology Sector
   Concentration Risk                                             X              X
Tracking Error Risk              X      X           X             X              X              X            X            X
Trading Halt Risk                X      X           X             X              X              X            X            X

                                          INVERSE
                                          RUSSELL  S&P 500  S&P 500               S&P MIDCAP
                                RUSSELL   2000(R)   PURE     PURE     S&P MIDCAP   400 PURE   S&P SMALLCAP   S&P SMALLCAP
                                2000(R)  STRATEGY  GROWTH    VALUE     400 PURE     VALUE       600 PURE    600 PURE VALUE
                                  FUND     FUND     FUND      FUND   GROWTH FUND     FUND      GROWTH FUND       FUND
                                -------  --------  -------  -------  -----------  ----------  ------------  --------------
Active Trading Risk                X         X        X        X          X            X           X               X
Counterparty Credit Risk           X         X        X        X          X            X           X               X
Credit Risk
Currency Risk
Depositary Receipt Risk
Derivatives Risk                   X         X        X        X          X            X           X               X
Early Closing Risk                 X         X        X        X          X            X           X               X
Fixed Income Risk
Foreign Issuer Exposure Risk
Geographic Concentration
   in Europe Risk
Geographic Concentration
   in Japan Risk
High Yield Risk
Income Risk
Industry Concentration Risk
Interest Rate Risk
Investment in Investment
   Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization
   Securities Risk                                    X        X
Leveraging Risk
Liquidity Risk
Market Risk                        X         X        X        X          X            X           X               X
Mid-Capitalization
   Securities Risk                                                        X            X
Non-Diversification Risk           X         X        X        X          X            X           X               X
Portfolio Turnover Risk
Real Estate Sector
   Concentration Risk
Short Sales Risk                             X
Small-Capitalization
   Securities Risk                 X         X                                                     X               X
Stable Price Per Share Risk
Status of Regulated
   Investment Company Risk
Technology Sector
   Concentration Risk
Tracking Error Risk                X         X        X        X          X            X           X               X
Trading Halt Risk                  X         X        X        X          X            X           X               X

                                  PROSPECTUS 33


                                                           JAPAN 2X     STRENGTHENING
                                           EUROPE 1.25X    STRATEGY        DOLLAR        WEAKENING DOLLAR 2X
                                          STRATEGY FUND      FUND     2X STRATEGY FUND      STRATEGY FUND      REAL ESTATE FUND
                                          -------------   ---------   ----------------   -------------------   ----------------
Active Trading Risk                             X             X              X                    X                    X
Counterparty Credit Risk                        X             X              X                    X
Credit Risk
Currency Risk                                   X             X              X                    X
Depositary Receipt Risk                         X             X                                                        X
Derivatives Risk                                X             X              X                    X                    X
Early Closing Risk                              X             X              X                    X                    X
Fixed Income Risk
Foreign Issuer Exposure Risk                    X             X
Geographic Concentration in Europe Risk         X
Geographic Concentration in Japan Risk                        X
High Yield Risk
Income Risk
Industry Concentration Risk                                                                                            X
Interest Rate Risk
Investment in Investment Companies Risk
Investment Technique Risk
Issuer Specific Risk
Large-Capitalization Securities Risk            X             X
Leveraging Risk                                 X             X              X                    X
Liquidity Risk
Market Risk                                     X             X                                                        X
Mid-Capitalization Securities Risk                            X                                                        X
Non-Diversification Risk                        X             X              X                    X                    X
Portfolio Turnover Risk
Real Estate Sector Concentration Risk                                                                                  X
Short Sales Risk                                                                                  X
Small-Capitalization Securities Risk                          X                                                        X
Stable Price Per Share Risk
Status of Regulated Investment
   Company Risk                                 X             X              X                    X
Technology Sector Concentration Risk
Tracking Error Risk                             X             X              X                    X
Trading Halt Risk                               X             X              X                    X                    X

                                            GOVERNMENT LONG    INVERSE GOVERNMENT   HIGH YIELD    INVERSE HIGH   U.S. GOVERNMENT
                                          BOND 1.2X STRATEGY   LONG BOND STRATEGY    STRATEGY        YIELD         MONEY MARKET
                                                 FUND                 FUND             FUND      STRATEGY FUND        FUND
                                          ------------------   ------------------   ----------   -------------   ---------------
Active Trading Risk                               X                     X               X              X
Counterparty Credit Risk                          X                     X               X              X
Credit Risk                                                                             X              X                X
Currency Risk                                                                           X              X
Depositary Receipt Risk
Derivatives Risk                                  X                     X               X              X
Early Closing Risk                                X                     X               X              X
Fixed Income Risk                                 X                     X               X              X
Foreign Issuer Exposure Risk                                                            X              X
Geographic Concentration in Europe Risk
Geographic Concentration in Japan Risk
High Yield Risk                                                                         X
Income Risk                                                                                                             X
Industry Concentration Risk
Interest Rate Risk                                                                                                      X
Investment in Investment Companies Risk                                                 X              X
Investment Technique Risk                                                               X              X
Issuer Specific Risk                                                                    X              X
Large-Capitalization Securities Risk
Leveraging Risk                                   X
Liquidity Risk                                                                          X              X
Market Risk                                       X                     X               X              X
Mid-Capitalization Securities Risk
Non-Diversification Risk                          X                     X               X              X
Portfolio Turnover Risk                                                                 X              X
Real Estate Sector Concentration Risk
Short Sales Risk                                                        X                              X
Small-Capitalization Securities Risk
Stable Price Per Share Risk                                                                                             X
Status of Regulated Investment
   Company Risk
Technology Sector Concentration Risk
Tracking Error Risk                               X                     X
Trading Halt Risk                                 X                     X               X              X

                                 PROSPECTUS 35


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

                                 PROSPECTUS 37


     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.


INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may

                                 PROSPECTUS 39


expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.


LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, and Europe 1.25x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Fund's and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These

                                 PROSPECTUS 41


expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and record this as an expense of the Fund and reflect the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

STATUS AS A REGULATED INVESTMENT COMPANY - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information (the "SAI") under "Dividends, Distributions and Taxes - Special Tax Considerations" for additional disclosure of this issue.


TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

In addition, because each Fund, except for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund and Japan 2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                  PROSPECTUS 43

FUND PERFORMANCE


The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar charts do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Shares returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.


NOVA FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.86%.


                                   (BAR CHART)

2002   -35.81%
2003    39.04%
2004    14.27%
2005     3.61%
2006    18.52%
2007     0.72%
2008   -54.71%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.16%              (quarter ended 12/31/2008) -34.90%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year     (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                    -56.56%          -9.78%
Return After Taxes on Distributions                    -56.68%         -10.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -36.77%          -8.26%
S&P 500(R) Index(1)                                    -37.00%          -2.64%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years     (3/14/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                     -55.16%        -8.54%           -7.66%
Return After Taxes on Distributions     -55.29%        -9.35%           -8.21%
Return After Taxes on Distributions
   and Sale of Fund Shares              -35.86%        -7.25%           -6.34%
S&P 500(R) Index(1)                     -37.00%        -2.19%           -1.45%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

S&P 500 FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.24%.


                                  (BAR CHART)

2007     2.77%
2008   -37.05%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.71%               (quarter ended 12/31/2008) -22.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year      (5/31/2006)
--------------                        -----------   ---------------
Return Before Taxes                     -39.51%         -13.09%
Return After Taxes on Distributions     -39.55%         -13.39%
Return After Taxes on Distributions
   and Sale of Fund Shares              -25.68%         -11.05%
S&P 500(R) Index(1)                     -37.00%         -10.51%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year      (5/31/2006)
--------------                        -----------   ---------------
Return Before Taxes                      -37.67%        -12.15%
Return After Taxes on Distributions      -37.72%        -12.45%
Return After Taxes on Distributions
   and Sale of Fund Shares               -24.49%        -10.28%
S&P 500(R) Index(1)                      -37.00%        -10.51%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 45


INVERSE S&P 500 STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -9.41%.


                                   (BAR CHART)

2002    21.06%
2003   -24.47%
2004   -10.87%
2005    -1.66%
2006    -7.83%
2007     0.23%
2008    39.51%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002)   17.34%             (quarter ended 6/30/2003) -13.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year     (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                     33.89%          2.78%
Return After Taxes on Distributions                     33.15%          1.98%
Return After Taxes on Distributions
   and Sale of Fund Shares                              22.07%          1.86%
S&P 500(R) Index(1)                                    -37.00%         -2.64%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years      (3/15/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                      38.51%         2.47%            0.66%
Return After Taxes on Distributions      37.70%         1.70%           -0.04%
Return After Taxes on Distributions
   and Sale of Fund Shares               25.07%         1.62%            0.13%
S&P 500(R) Index(1)                     -37.00%        -2.19%           -1.52%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

NASDAQ-100(R) FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 20.73%.


                                   (BAR CHART)

2002   -39.07%
2003    44.59%
2004     8.41%
2005     0.24%
2006     5.18%
2007    16.86%
2008   -42.43%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 17.46%              (quarter ended 6/30/2002) -28.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year      (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                    -44.80%         -5.17%
Return After Taxes on Distributions                    -44.80%         -5.19%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -29.12%         -4.34%
NASDAQ-100 Index(R) (2)                                -41.89%         -3.54%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years     (3/26/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                      -43.01%       -5.12%           -5.98%
Return After Taxes on Distributions      -43.01%       -5.14%           -5.99%
Return After Taxes on Distributions
   and Sale of Fund Shares               -27.96%       -4.29%           -4.91%
NASDAQ-100 Index(R) (2)                  -41.89%       -3.76%           -4.10%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 47


INVERSE NASDAQ-100(R) STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -23.48%.


                                   (BAR CHART)

2002    34.00%
2003   -37.61%
2004   -12.50%
2005     0.14%
2006    -2.06%
2007   -12.62%
2008    47.08%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2002) 32.41%              (quarter ended 12/31/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year     (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                     41.17%          1.59%
Return After Taxes on Distributions                     40.53%          0.91%
Return After Taxes on Distributions
   and Sale of Fund Shares                              26.79%          0.93%
NASDAQ-100 Index(R) (2)                                -41.89%         -3.54%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years      (3/7/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                      46.08%         1.98%            -0.44%
Return After Taxes on Distributions      45.37%         1.29%            -1.06%
Return After Taxes on Distributions
   and Sale of Fund Shares               29.99%         1.25%            -0.74%
NASDAQ-100 Index(R) (2)                 -41.89%        -3.76%            -6.19%

(2) THE NASDAQ-100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

MID-CAP 1.5x STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 7.90%.


                                   (BAR CHART)

2002   -27.96%
2003    49.86%
2004    20.79%
2005    13.03%
2006    10.00%
2007     1.99%
2008   -55.04%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.88%              (quarter ended 12/31/2008) -39.16%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year      (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                    -56.84%         -9.09%
Return After Taxes on Distributions                    -57.43%         -9.68%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -36.35%         -7.36%
S&P MidCap 400(R) Index(3)                             -36.23%         -1.12%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years      (8/20/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                      -55.45%       -7.19%           -4.12%
Return After Taxes on Distributions      -56.10%       -7.79%           -4.57%
Return After Taxes on Distributions
   and Sale of Fund Shares               -35.38%       -5.81%           -3.34%
S&P MidCap 400(R) Index(3)               -36.23%       -0.08%            2.34%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                  PROSPECTUS 49


INVERSE MID-CAP STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -16.07%.


                                   (BAR CHART)

2005   -9.18%
2006   -4.10%
2007   -2.23%
2008   36.51%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 18.01%               (quarter ended 3/31/2006) -5.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year     (3/31/2004)
--------------                        -----------   ---------------
Return Before Taxes                       31.03%         0.34%
Return After Taxes on Distributions       31.00%        -0.49%
Return After Taxes on Distributions
   and Sale of Fund Shares                20.18%        -0.24%
S&P MidCap 400(R) Index(3)               -36.23%        -1.12%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year      (2/20/2004)
--------------                        -----------   ---------------
Return Before Taxes                       35.51%         0.15%
Return After Taxes on Distributions       35.48%        -0.67%
Return After Taxes on Distributions
   and Sale of Fund Shares                23.09%        -0.40%
S&P MidCap 400(R) Index(3)               -36.23%        -0.83%

(3)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

RUSSELL 2000(R) 1.5x STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.59%.


                                  (BAR CHART)

2002   -34.32%
2003    67.23%
2004    24.09%
2005     3.27%
2006    20.48%
2007    -7.57%
2008   -52.31%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.00%              (quarter ended 12/31/2008) -40.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year     (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                    -54.18%         -9.61%
Return After Taxes on Distributions                    -54.18%         -9.75%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -35.22%         -7.80%
Russell 2000(R) Index(4)                               -33.79%         -2.23%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years      (1/23/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                     -52.78%        -7.41%          -5.05%
Return After Taxes on Distributions     -52.78%        -7.55%          -5.15%
Return After Taxes on Distributions
   and Sale of Fund Shares              -34.31%        -6.02%          -4.09%
Russell 2000(R) Index(4)                -33.79%        -0.93%           1.24%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 51


RUSSELL 2000(R) FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.38%.

                                   (BAR CHART)

2007   -3.66%
2008  -35.69%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.00%               (quarter ended 12/31/2008) -27.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year      (5/31/2006)
--------------                        -----------   ---------------
Return Before Taxes                     -38.24%         -15.16%
Return After Taxes on Distributions     -38.24%         -15.31%
Return After Taxes on Distributions
   and Sale of Fund Shares              -24.86%         -12.67%
Russell 2000(R) Index(4)                -33.79%         -12.05%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year      (5/31/2006)
--------------                        -----------   ---------------
Return Before Taxes                     -36.34%         -14.16%
Return After Taxes on Distributions     -36.34%         -14.31%
Return After Taxes on Distributions
   and Sale of Fund Shares              -23.62%         -11.86%
Russell 2000(R) Index(4)                -33.79%         -12.05%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE RUSSELL 2000(R) STRATEGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -13.29%.


                                   (BAR CHART)

2005    -3.44%
2006   -12.04%
2007     4.31%
2008    23.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 17.59%              (quarter ended 3/31/2006) -11.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year     (3/31/2004)
--------------                        -----------   ---------------
Return Before Taxes                      18.84%          -0.86%
Return After Taxes on Distributions      18.52%          -1.67%
Return After Taxes on Distributions
   and Sale of Fund Shares               12.28%          -1.23%
Russell 2000(R) Index(4)                -33.79%          -2.23%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year     (2/20/2004)
--------------                        -----------   ---------------
Return Before Taxes                      22.88%          -1.07%
Return After Taxes on Distributions      22.54%          -1.87%
Return After Taxes on Distributions
   and Sale of Fund Shares               14.91%          -1.40%
Russell 2000(R) Index(4)                -33.79%          -1.80%

(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 53


S&P 500 PURE GROWTH FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 14.42%.

                                   (BAR CHART)

2005     0.74%
2006     4.38%
2007     3.89%
2008   -39.81%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 5.16%               (quarter ended 12/31/2008) -24.56%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since Inception
A-CLASS SHARES                           Past 1 Year       (9/1/2004)
--------------                           -----------   ---------------
Return Before Taxes                        -42.25%          -8.17%
Return After Taxes on Distributions        -42.25%          -8.27%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -27.46%          -6.81%
S&P 500/Citigroup Pure Growth Index(5)     -38.99%          -3.36%

                                                       Since Inception
C-CLASS SHARES                           Past 1 Year      (2/20/2004)
--------------                           -----------   ---------------
Return Before Taxes                        -40.42%          -8.29%
Return After Taxes on Distributions        -40.42%          -8.38%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -26.27%          -6.88%
S&P 500/Citigroup Pure Growth Index(5)     -38.99%          -3.75%

(5) THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS
     REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P 500 PURE VALUE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.32%.


                                  (BAR CHART)

2005     2.75%
2006    16.06%
2007    -6.26%
2008   -49.71%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.48%              (quarter ended 12/31/2008) -31.55%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                        Since Inception
A-CLASS SHARES                            Past 1 Year       (9/1/2004)
--------------                            -----------   ---------------
Return Before Taxes                         -51.75%        -10.66%
Return After Taxes on Distributions         -54.57%        -13.94%
Return After Taxes on Distributions and
   Sale of Fund Shares                      -33.78%         -9.95%
S&P 500/Citigroup Pure Value Index(6)       -47.88%         -5.37%

                                                        Since Inception
C-CLASS SHARES                            Past 1 Year      (2/20/2004)
--------------                            -----------   ---------------
Return Before Taxes                         -50.13%         -9.56%
Return After Taxes on Distributions         -53.19%        -12.63%
Return After Taxes on Distributions and
   Sale of Fund Shares                      -32.74%         -8.95%
S&P 500/Citigroup Pure Value Index(6)       -47.88%         -3.72%

(6) THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 55


S&P MIDCAP 400 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.31%.

                                   (BAR CHART)

2005    10.70%
2006     2.47%
2007     7.44%
2008   -36.41%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.32%              (quarter ended 12/31/2008) -25.54%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                              Since Inception
A-CLASS SHARES                                  Past 1 Year      (9/1/2004)
--------------                                  -----------   ---------------
Return Before Taxes                               -39.02%          -3.43%
Return After Taxes on Distributions               -39.02%          -4.37%
Return After Taxes on Distributions
   and Sale of Fund Shares                        -25.37%          -3.22%
S&P MidCap 400/Citigroup Pure Growth Index(7)     -35.17%          -0.50%

                                                              Since Inception
C-CLASS SHARES                                  Past 1 Year     (2/20/2004)
--------------                                  -----------   ---------------
Return Before Taxes                                -37.05%         -3.67%
Return After Taxes on Distributions                -37.05%         -4.52%
Return After Taxes on Distributions
   and Sale of Fund Shares                         -24.08%         -3.38%
S&P MidCap 400/Citigroup Pure Growth Index(7)      -35.17%         -0.83%

(7) THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P MIDCAP 400 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 4.27%.

                                   (BAR CHART)

2005     7.76%
2006    15.69%
2007    -6.01%
2008   -44.43%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.48%              (quarter ended 12/31/2008) -34.76%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                             Since Inception
A-CLASS SHARES                                 Past 1 Year      (9/1/2004)
--------------                                 -----------   ---------------
Return Before Taxes                              -46.57%          -7.07%
Return After Taxes on Distributions              -46.57%          -7.37%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -30.27%          -5.98%
S&P MidCap 400/Citigroup Pure Value Index(8)     -42.59%          -4.07%

                                                             Since Inception
C-CLASS SHARES                                 Past 1 Year     (2/20/2004)
--------------                                 -----------   ---------------
Return Before Taxes                              -44.99%          -6.43%
Return After Taxes on Distributions              -44.99%          -6.70%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -29.24%          -5.43%
S&P MidCap 400/Citigroup Pure Value Index(8)     -42.59%          -3.40%

(8) THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 57


S&P SMALLCAP 600 PURE GROWTH FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 8.17%.

                                   (BAR CHART)

2005     5.08%
2006     6.84%
2007    -0.79%
2008   -34.50%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.35%               (quarter ended 12/31/2008) -26.43%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year      (9/1/2004)
--------------                                    -----------   ---------------
Return Before Taxes                                 -37.12%          -3.84%
Return After Taxes on Distributions                 -37.12%          -4.36%
Return After Taxes on Distributions
   and Sale of Fund Shares                          -24.13%          -3.41%
S&P SmallCap 600/Citigroup Pure Growth Index(9)     -33.11%          -0.75%

                                                                Since Inception
C-CLASS SHARES                                    Past 1 Year     (2/20/2004)
--------------                                    -----------   ---------------
Return Before Taxes                                 -35.15%          -3.58%
Return After Taxes on Distributions                 -35.15%          -4.06%
Return After Taxes on Distributions
   and Sale of Fund Shares                          -22.85%          -3.17%
S&P SmallCap 600/Citigroup Pure Growth Index(9)     -33.11%          -0.15%

(9) THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

S&P SMALLCAP 600 PURE VALUE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 23.93%.

                                   (BAR CHART)

2005     2.42%
2006    17.48%
2007   -21.47%
2008   -44.10%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 12.89%              (quarter ended 12/31/2008) -37.72%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year      (9/1/2004)
--------------                                    -----------   ----------------
Return Before Taxes                                 -46.32%        -11.11%
Return After Taxes on Distributions                 -46.79%        -11.51%
Return After Taxes on Distributions
   and Sale of Fund Shares                          -30.13%         -9.30%
S&P SmallCap 600/Citigroup Pure Value Index(10)     -41.73%         -6.16%

                                                                Since Inception
C-CLASS SHARES                                    Past 1 Year     (2/20/2004)
--------------                                    -----------   ----------------
Return Before Taxes                                 -44.64%          -9.56%
Return After Taxes on Distributions                 -45.15%          -9.94%
Return After Taxes on Distributions
   and Sale of Fund Shares                          -29.04%          -8.01%
S&P SmallCap 600/Citigroup Pure Value Index(10)     -41.73%          -5.21%

(10) THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 59


EUROPE 1.25x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.57%.

                                   (BAR CHART)

2002   -29.49%
2003    41.38%
2004    15.70%
2005     5.93%
2006    28.20%
2007    12.21%
2008   -56.51%

Highest Quarter Return                                   Lowest Quarter Return
(quarter ended 6/30/2003) 26.69%              (quarter ended 12/31/2008) -33.50%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                   Since Inception
A-CLASS SHARES                                       Past 1 Year     (3/31/2004)
--------------                                       -----------   ---------------
Return Before Taxes                                     -58.23%         -5.14%
Return After Taxes on Distributions                     -58.23%         -5.71%
Return After Taxes on Distributions
   and Sale of Fund Shares                              -37.85%         -4.48%
Dow Jones STOXX 50 Index(SM) (11)                       -44.13%          0.46%

                                                                   Since Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years     (5/10/2001)
--------------                        -----------   ------------   ---------------
Return Before Taxes                     -56.94%        -5.17%          -5.82%
Return After Taxes on Distributions     -56.94%        -5.75%          -6.38%
Return After Taxes on Distributions
   and Sale of Fund Shares              -37.01%        -4.49%          -4.98%
Dow Jones STOXX 50 Index(SM) (11)       -44.13%         0.09%          -0.72%

(11) THE DOW JONES STOXX 50(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50(R) INDEX. THE DOW JONES STOXX 50(R) INDEX AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

JAPAN 2x STRATEGY FUND

The Japan 2x Strategy Fund commenced operations on February 22, 2008 and therefore, does not have a performance history for a full calendar year.

STRENGTHENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -8.18%.

                                   (BAR CHART)

2006   -11.14%
2007   -11.50%
2008     6.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2008) 17.02%               (quarter ended 3/31/2008) -12.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year     (5/25/2005)
--------------                        -----------   ---------------
Return Before Taxes                       2.19%         -2.04%
Return After Taxes on Distributions      -4.34%         -3.86%
Return After Taxes on Distributions
   and Sale of Fund Shares                4.48%         -2.25%
U.S. Dollar Index(R) (12)                 6.01%         -1.66%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year     (5/25/2005)
--------------                        -----------   ---------------
Return Before Taxes                       5.64%         -1.46%
Return After Taxes on Distributions      -1.35%         -3.35%
Return After Taxes on Distributions
   and Sale of Fund Shares                6.95%         -1.78%
U.S. Dollar Index(R) (12)                 6.01%         -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                  PROSPECTUS 61


WEAKENING DOLLAR 2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.42%.

                                   (BAR CHART)

2006     15.78%
2007     17.16%
2008    -12.68%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 13.76%               (quarter ended 9/30/2008) -16.09%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year     (5/25/2005)
--------------                        -----------   ---------------
Return Before Taxes                     -16.17%          0.72%
Return After Taxes on Distributions     -21.40%         -2.65%
Return After Taxes on Distributions
   and Sale of Fund Shares              -10.27%         -1.19%
U.S. Dollar Index(R) (12)                 6.01%         -1.66%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year     (5/25/2005)
--------------                        -----------   ---------------
Return Before Taxes                     -13.37%          1.32%
Return After Taxes on Distributions     -18.99%         -2.17%
Return After Taxes on Distributions
   and Sale of Fund Shares               -8.44%         -0.74%
U.S. Dollar Index(R) (12)                 6.01%         -1.66%

(12) THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

REAL ESTATE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -11.38%.

                                   (BAR CHART)

2005      5.72%
2006     28.68%
2007    -20.11%
2008    -41.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.42%              (quarter ended 12/31/2008) -38.41%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                    Since Inception
A-CLASS SHARES                        Past 1 Year      (9/1/2004)
--------------                        -----------   ---------------
Return Before Taxes                     -44.14%          -7.60%
Return After Taxes on Distributions     -45.27%          -8.18%
Return After Taxes on Distributions
   and Sale of Fund Shares              -28.83%          -6.60%
S&P 500(R) Index(13)                    -37.00%          -2.66%

                                                    Since Inception
C-CLASS SHARES                        Past 1 Year     (2/20/2004)
--------------                        -----------   ---------------
Return Before Taxes                     -42.33%          -5.31%
Return After Taxes on Distributions     -43.55%          -5.85%
Return After Taxes on Distributions
   and Sale of Fund Shares              -27.67%          -4.70%
S&P 500(R) Index(13)                    -37.00%          -2.87%

(13) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & Poor's, a Division of The McGraw-Hill Company ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 63


GOVERNMENT LONG BOND 1.2x STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -28.62%.

                                   (BAR CHART)

2002     18.19%
2003     -2.66%
2004      8.64%
2005      7.00%
2006     -4.15%
2007      9.13%
2008     48.51%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2008) 41.13%               (quarter ended 3/31/2006) -7.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                             Since Inception
A-CLASS SHARES                                                 Past 1 Year     (3/31/2004)
--------------                                                 -----------   ---------------
Return Before Taxes                                               42.54%         11.45%
Return After Taxes on Distributions                               41.09%         10.12%
Return After Taxes on Distributions
   and Sale of Fund Shares                                        27.38%          9.03%
Barclays Capital Long Treasury Bond Index(14)                     24.03%          9.07%

                                                                             Since Inception
C-CLASS SHARES                                  Past 1 Year   Past 5 Years       (5/2/2001)
--------------                                  -----------   ------------   ---------------
Return Before Taxes                                47.51%        12.54%          10.63%
Return After Taxes on Distributions                46.37%        11.49%           9.52%
Return After Taxes on Distributions
   and Sale of Fund Shares                         30.67%        10.22%           8.58%
Barclays Capital Long Treasury Bond Index(14)      24.03%         9.73%           9.43%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 20.45%.

                                   (BAR CHART)

2002   -17.41%
2003    -2.94%
2004    -9.66%
2005    -5.89%
2006     7.28%
2007    -5.28%
2008   -30.15%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.75%               (quarter ended 12/31/2008) -26.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                             Since Inception
A-CLASS SHARES                                                 Past 1 Year     (3/31/2004)
--------------                                                 -----------   ---------------
Return Before Taxes                                              -32.97%          -9.12%
Return After Taxes on Distributions                              -32.97%          -9.59%
Return After Taxes on Distributions
   and Sale of Fund Shares                                       -21.43%          -7.72%
Barclays Capital Long Treasury Bond Index(14)                     24.03%           9.07%

                                                                             Since Inception
C-CLASS SHARES                                  Past 1 Year   Past 5 Years     (3/28/2001)
--------------                                  -----------   ------------   ---------------
Return Before Taxes                               -30.85%        -9.61%           -8.96%
Return After Taxes on Distributions               -30.85%       -10.07%           -9.26%
Return After Taxes on Distributions
   and Sale of Fund Shares                        -20.05%        -8.08%           -7.31%
Barclays Capital Long Treasury Bond Index(14)      24.03%         9.73%            9.07%

(14) THE BARCLAYS CAPITAL LONG TREASURY BOND INDEX (FORMERLY, THE LEHMAN LONG TREASURY BOND INDEX) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 65


HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -6.43%.

                                   (BAR CHART)

2008   -9.41%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) -0.08%                (quarter ended 3/31/2008) -5.45%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year     (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                             -13.07%          -6.24%
Return After Taxes on Distributions                             -18.65%          -9.87%
Return After Taxes on Distributions and Sale of Fund Shares      -8.75%          -7.40%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year     (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                             -10.14%          -4.32%
Return After Taxes on Distributions                             -16.04%          -8.06%
Return After Taxes on Distributions and Sale of Fund Shares      -6.86%          -5.85%
Barclays Capital U.S. Corporate High Yield Index(15)            -26.16%         -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INVERSE HIGH YIELD STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -1.09%.

                                   (BAR CHART)

2008   2.17%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2008) 2.70%                (quarter ended 12/31/2008) -1.35%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                               -1.96%         -1.49%
Return After Taxes on Distributions                               -2.78%         -1.97%
Return After Taxes on Distributions and Sale of Fund Shares       -1.23%         -1.52%
Barclays Capital U.S. Corporate High Yield Index(15)             -26.16%        -16.86%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year      (4/16/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                                1.17%         0.79%
Return After Taxes on Distributions                                0.32%         0.29%
Return After Taxes on Distributions and Sale of Fund Shares        0.81%         0.42%
Barclays Capital U.S. Corporate High Yield Index(15)             -26.16%       -16.86%

(15) THE BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX COVERS THE U.S.-DOLLAR DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 67


U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.00%.

                                   (BAR CHART)

2001   2.31%
2002   0.11%
2003   0.01%
2004   0.03%
2005   1.31%
2006   3.05%
2007   3.18%
2008   0.64%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 0.99%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year     (3/31/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                        1.40%          2.41%

                                                                     Since Inception
C-CLASS SHARES                          Past 1 Year   Past 5 Years     (10/19/2000)
--------------                          -----------   ------------   ---------------
Return Before Taxes                        -0.36%         1.64%            1.41%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                 NOVA              S&P 500
                                                          -----------------   -----------------
                                                          A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                          -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of initial purchase price)(2)       4.75%      None      4.75%     None
   Maximum Deferred Sales Charge (Load)
      (as a percentage of initial purchase price
      or current market value, whichever is less)(3)       None(4)    1.00%     None(4)   1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            0.75%     0.75%     0.75%     0.75%
Distribution And/Or Shareholder Service (12b-1) Fees       0.25%     1.00%     0.25%     1.00%
Total Other Expenses                                       0.54%     0.54%     0.52%     0.53%
   Short Dividend Expenses                                 None      None      None      None
   Remaining Other Expenses                                0.54%     0.54%     0.52%     0.53%
                                                           ----      ----      ----      ----
Total Annual Fund Operating Expenses                       1.54%     2.29%     1.52%     2.28%
                                                           ====      ====      ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                  PROSPECTUS 69



                                             INVERSE
   INVERSE S&P                            NASDAQ-100(R)          MID-CAP             INVERSE         RUSSELL 2000(R)
   500 STRATEGY       NASDAQ-100(R)          STRATEGY         1.5x STRATEGY      MID-CAP STRATEGY     1.5x STRATEGY
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------



 4.75%     None      4.75%     None      4.75%     None      4.75%     None      4.75%     None      4.75%     None


 None(4)   1.00%     None(4)   1.00%     None(4)   1.00%     None(4)   1.00%     None(4)   1.00%     None(4)   1.00%


 0.90%     0.90%     0.75%     0.75%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
 0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
 0.53%     0.53%     0.55%     0.55%     0.56%     0.57%     0.53%     0.53%     0.53%     0.53%     0.55%     0.55%
 None      None      None      None      None      None      None      None      None      None      None      None
 0.53%     0.53%     0.55%     0.55%     0.56%     0.57%     0.53%     0.53%     0.53%     0.53%     0.55%     0.55%
 ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
 1.68%     2.43%     1.55%     2.30%     1.71%     2.47%     1.68%     2.43%     1.68%     2.43%     1.70%     2.45%
 ====      ====      ====      ====      ====      ====      ====      ====      ====      ====      ====      ====

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                                   INVERSE
                                                           RUSSELL 2000(R)     RUSSELL 2000(R)
                                                          -----------------   -----------------
                                                          A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                          -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of initial purchase price)(2)       4.75%      None     4.75%      None
   Maximum Deferred Sales Charge (Load)
      (as a percentage of initial purchase price
         or current market value, whichever is less)(3)    None(4)    1.00%     None(4)   1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            0.75%      0.75%    0.90%      0.90%
Distribution And/Or Shareholder Service (12b-1) Fees       0.25%      1.00%    0.25%      1.00%
Total Other Expenses                                       0.56%      0.54%    0.81%      0.86%
   Short Dividend Expenses                                 None       None     0.25%(5)   0.31%(5)
   Remaining Other Expenses                                0.56%      0.54%    0.56%      0.55%
                                                           ----       ----     ----       ----
Total Annual Fund Operating Expenses                       1.56%      2.29%    1.96%      2.76%
                                                           ====       ====     ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.71% FOR A-CLASS SHARES AND 2.45% FOR C-CLASS SHARES.

                                  PROSPECTUS 71


     S&P 500             S&P 500            S&P MIDCAP          S&P MIDCAP         S&P SMALLCAP        S&P SMALLCAP
   PURE GROWTH          PURE VALUE       400 PURE GROWTH      400 PURE VALUE     600 PURE GROWTH      600 PURE VALUE
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------



 4.75%     None     4.75%       None     4.75%     None      4.75%     None      4.75%      None     4.75%      None


 None(4)   1.00%      None(4)   1.00%    None(4)   1.00%     None(4)   1.00%     None(4)   1.00%     None(4)   1.00%


 0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
 0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
 0.53%     0.54%     0.53%     0.54%     0.58%     0.57%     0.54%     0.54%     0.54%     0.54%     0.54%     0.57%
 None      None      None      None      None      None      None      None      None      None      None      None
 0.53%     0.54%     0.53%     0.54%     0.58%     0.57%     0.54%     0.54%     0.54%     0.54%     0.54%     0.57%
 ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
 1.53%     2.29%     1.53%     2.29%     1.58%     2.32%     1.54%     2.29%     1.54%     2.29%     1.54%     2.32%
 ====      ====      ====      ====      ====      ====      ====      ====      ====      ====      ====      ====

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                              EUROPE 1.25x STRATEGY   JAPAN 2x STRATEGY
                                                                              ---------------------   -----------------
                                                                                A-CLASS   C-CLASS     A-CLASS   C-CLASS
                                                                                -------   -------     -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of initial purchase price)(2)                            4.75%      None       4.75%      None
   Maximum Deferred Sales Charge (Load) (as a percentage of
      initial purchase price or current market value, whichever is less)(3)     None(4)    1.00%      None(4)    1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                                 0.90%      0.90%      0.75%      0.75%
Distribution And/Or Shareholder Service (12b-1) Fees                            0.25%      1.00%      0.25%      1.00%
Total Other Expenses                                                            0.53%      0.53%      0.53%      0.51%
   Short Interest Expenses                                                      None       None       None       None
   Remaining Other Expenses                                                     0.53%      0.53%      0.53%      0.51%
                                                                                ----       ----       ----       ----
Total Annual Fund Operating Expenses                                            1.68%      2.43%      1.53%      2.26%
                                                                                ====       ====       ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5) SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS AND C-CLASS SHARES WOULD HAVE EQUALED 1.65% AND 2.41%, RESPECTIVELY. THE SHORT INTERST EXPENSE WAS ESTIMATED BASED ON 2008 VALUES BECAUSE THEY MORE ACCURATELY ESTIMATE THE FEES AND EXPENSES OF THE FUND GOING FORWARD.

                                 PROSPECTUS 73


STRENGTHENING DOLLAR    WEAKENING DOLLAR                         GOVERNMENT LONG     INVERSE GOVERNMENT
    2x STRATEGY           2x STRATEGY         REAL ESTATE      BOND 1.2x STRATEGY    LONG BOND STRATEGY   HIGH YIELD STRATEGY
--------------------   -----------------   -----------------   ------------------   -------------------   -------------------
  A-CLASS   C-CLASS    A-CLASS   C-CLASS   A-CLASS   C-CLASS    A-CLASS   C-CLASS    A-CLASS   C-CLASS     A-CLASS   C-CLASS
  -------   -------    -------   -------   -------   -------    -------   -------   --------   --------    -------   -------



  4.75%      None      4.75%      None     4.75%      None      4.75%      None     4.75%      None        4.75%      None

  None(4)    1.00%     None(4)    1.00%    None(4)    1.00%     None(4)    1.00%    None(4)    1.00%       None(4)    1.00%

  0.90%      0.90%     0.90%      0.90%    0.85%      0.85%     0.50%      0.50%    0.90%      0.90%       0.75%      0.75%
  0.25%      1.00%     0.25%      1.00%    0.25%      1.00%     0.25%      1.00%    0.25%      1.00%       0.25%      1.00%
  0.54%      0.54%     0.54%      0.55%    0.58%      0.57%     0.48%      0.47%    2.71%      2.55%       0.57%      0.57%
   None      None      None       None     None       None      None       None     2.21%(5)   2.04%(5)    None       None
  0.54%      0.54%     0.54%      0.55%    0.58%      0.57%     0.48%      0.47%    0.50%      0.51%       0.57%      0.57%
  ----       ----      ----       ----     ----       ----      ----       ----     ----       ----        ----       ----
  1.69%      2.44%     1.69%      2.45%    1.68%      2.42%     1.23%      1.97%    3.86%      4.45%       1.57%      2.32%
  ====       ====      ====       ====     ====       ====      ====       ====     ====       ====        ====       ====

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                         INVERSE HIGH       U.S. GOVERNMENT
                                                                        YIELD STRATEGY       MONEY MARKET
                                                                      -----------------   -------------------
                                                                      A-CLASS   C-CLASS    A-CLASS    C-CLASS
                                                                      -------   -------   --------   --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of initial purchase price)(2)                  4.75%      None     None       None
   Maximum Deferred Sales Charge (Load) (as a percentage of initial
      purchase price or current market value, whichever is less)(3)   None(4)    1.00%    None       1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                       0.75%      0.75%    0.50%      0.50%
Distribution And/Or Shareholder Service (12b-1) Fees                  0.25%      1.00%    0.25%      1.00%
Total Other Expenses                                                  0.52%      0.53%    0.45%      0.45%
   Short Interest Expenses                                            None       None     None       None
   Remaining Other Expenses                                           0.52%      0.53%    0.45%      0.45%
                                                                      ----       ----     ----       ----
Total Annual Fund Operating Expenses                                  1.52%      2.28%    1.20%(5)   1.95%(5)
                                                                      ====       ====     ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL
     BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.11% FOR A-CLASS SHARES AND 0.25% OF
     C-CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 1.09% FOR THE A-CLASS SHARES AND 1.70% FOR C-CLASS SHARES.

                                  PROSPECTUS 75

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.


The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                       ------   -------   -------   --------
NOVA - A-CLASS SHARES                                       $624      $938     $1,275    $2,222
NOVA - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332      $715     $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232      $715     $1,225    $2,626
S&P 500 - A-CLASS SHARES                                    $622      $932     $1,265    $2,201
S&P 500 - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $331      $712     $1,220    $2,615
   IF YOU DO NOT SELL YOUR SHARES AT THE
     END OF THE PERIOD:                                     $231      $712     $1,220    $2,615
INVERSE S&P 500 STRATEGY - A-CLASS SHARES                   $638      $979     $1,344    $2,368
INVERSE S&P 500 STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $346      $758     $1,296    $2,766
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $246      $758     $1,296    $2,766
NASDAQ-100(R) - A-CLASS SHARES                              $625      $941     $1,280    $2,233
NASDAQ-100(R) - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $333      $718     $1,230    $2,636
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $233      $718     $1,230    $2,636
INVERSE NASDAQ-100(R)  STRATEGY - A-CLASS SHARES            $641      $988     $1,359    $2,398
INVERSE NASDAQ-100(R)  STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $350      $770     $1,316    $2,806
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $250      $770     $1,316    $2,806
MID-CAP 1.5x STRATEGY - A-CLASS SHARES                      $638      $979     $1,344    $2,368
MID-CAP 1.5x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $346      $758     $1,296    $2,766
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $246      $758     $1,296    $2,766
INVERSE MID-CAP STRATEGY - A-CLASS SHARES                   $638      $979     $1,344    $2,368
INVERSE MID-CAP STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $346      $758     $1,296    $2,766
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $246      $758     $1,296    $2,766

FUND                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                       ------   -------   -------   --------
RUSSELL 2000(R) 1.5x STRATEGY - A-CLASS SHARES              $640     $  985    $1,354    $2,388
RUSSELL 2000(R) 1.5x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $348     $  764    $1,306    $2,786
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $248     $  764    $1,306    $2,786
RUSSELL 2000(R) - A-CLASS SHARES                            $626     $  944    $1,285    $2,243
RUSSELL 2000(R) - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332     $  715    $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232     $  715    $1,225    $2,626
INVERSE RUSSELL 2000(R)  STRATEGY - A-CLASS SHARES          $665     $1,061    $1,482    $2,652
INVERSE RUSSELL 2000(R)  STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $379     $  856    $1,459    $3,090
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $279     $  856    $1,459    $3,090
S&P 500 PURE GROWTH - A-CLASS SHARES                        $623     $  935    $1,270    $2,212
S&P 500 PURE GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332     $  715    $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232     $  715    $1,225    $2,626
S&P 500 PURE VALUE - A-CLASS SHARES                         $623     $  935    $1,270    $2,212
S&P 500 PURE VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332     $  715    $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232     $  715    $1,225    $2,626
S&P MIDCAP 400 PURE GROWTH - A-CLASS SHARES                 $628     $  950    $1,295    $2,264
S&P MIDCAP 400 PURE GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $335     $  724    $1,240    $2,656
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $235     $  724    $1,240    $2,656
S&P MIDCAP 400 PURE VALUE - A-CLASS SHARES                  $624     $  938    $1,275    $2,222
S&P MIDCAP 400 PURE VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332     $  715    $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232     $  715    $1,225    $2,626
S&P SMALLCAP 600 PURE GROWTH - A-CLASS SHARES               $624     $  938    $1,275    $2,222
S&P SMALLCAP 600 PURE GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $332     $  715    $1,225    $2,626
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $232     $  715    $1,225    $2,626

                                  PROSPECTUS 77


FUND                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                       ------   -------   -------   --------
S&P SMALLCAP 600 PURE VALUE - A-CLASS SHARES                $624     $  938    $1,275    $2,222
S&P SMALLCAP 600 PURE VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $335     $  724    $1,240    $2,656
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $235     $  724    $1,240    $2,656
EUROPE 1.5x STRATEGY - A-CLASS SHARES                       $638     $  979    $1,344    $2,368
EUROPE 1.5x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $346     $  758    $1,296    $2,766
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $246     $  758    $1,296    $2,766
JAPAN 2x STRATEGY - A-CLASS SHARES                          $623     $  935    $1,270    $2,212
JAPAN 2x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $329     $  706    $1,210    $2,595
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $229     $  706    $1,210    $2,595
STRENGTHENING DOLLAR 2x STRATEGY - A-CLASS SHARES           $639     $  982    $1,349    $2,378
STRENGTHENING DOLLAR 2x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $347     $  761    $1,301    $2,776
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $247     $  761    $1,301    $2,776
WEAKENING DOLLAR 2x STRATEGY - A-CLASS SHARES               $639     $  982    $1,349    $2,378
WEAKENING DOLLAR 2x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $348     $  764    $1,306    $2,786
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $248     $  764    $1,306    $2,786
REAL ESTATE - A-CLASS SHARES                                $638     $  979    $1,344    $2,368
REAL ESTATE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $345     $  755    $1,291    $2,756
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $245     $  755    $1,291    $2,756
GOVERNMENT LONG BOND 1.2x STRATEGY - A-CLASS SHARES         $594     $  847    $1,119    $1,893
GOVERNMENT LONG BOND 1.2x STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $300     $  618    $1,062    $2,296
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $200     $  618    $1,062    $2,296
INVERSE GOVERNMENT LONG BOND STRATEGY - A-CLASS SHARES      $845     $1,597    $2,366    $4,368
INVERSE GOVERNMENT LONG BOND STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $546     $1,346    $2,256    $4,574
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $446     $1,346    $2,256    $4,574

FUND                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                       ------   -------   -------   --------
HIGH YIELD STRATEGY - A-CLASS SHARES                        $627      $947     $1,290    $2,254
HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $335      $724     $1,240    $2,656
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $235      $724     $1,240    $2,656
INVERSE HIGH YIELD STRATEGY - A-CLASS SHARES                $622      $932     $1,265    $2,201
INVERSE HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $331      $712     $1,220    $2,615
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $231      $712     $1,220    $2,615
U.S. GOVERNMENT MONEY MARKET - A-CLASS SHARES               $122      $381     $  660    $1,455
U.S. GOVERNMENT MONEY MARKET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $298      $612     $1,052    $2,275
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                    $198      $612     $1,052    $2,275

                                 PROSPECTUS 79


MORE INFORMATION ABOUT THE FUNDS:

BENCHMARKS AND INVESTMENT METHODOLOGY


The Domestic Equity Funds, International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.


The current benchmark used by each Fund is set forth below:

FUND                                         BENCHMARK
----                                         ---------------------------------------------------------------
NOVA FUND                                    150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
S&P 500 FUND                                 S&P 500(R) INDEX
INVERSE S&P 500 STRATEGY FUND                INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                                             500(R) INDEX
NASDAQ-100(R) FUND                           NASDAQ 100 INDEX(R)
INVERSE NASDAQ-100(R) STRATEGY FUND          INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                                             100 INDEX(R)
MID-CAP 1.5x STRATEGY FUND                   S&P MIDCAP 400(R) INDEX (The Fund seeks exposure to 150%
                                             of the performance of its benchmark)
INVERSE MID-CAP STRATEGY FUND                INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MID-
                                             CAP 400(R) INDEX
RUSSELL 2000(R) 1.5x STRATEGY FUND           RUSSELL 2000(R) INDEX (The Fund seeks exposure to 150% of
                                             the performance of its benchmark)
RUSSELL 2000(R) FUND                         RUSSELL 2000(R) INDEX
INVERSE RUSSELL 2000(R) STRATEGY FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL
                                             2000(R) INDEX
S&P 500 PURE GROWTH FUND                     S&P 500/CITIGROUP PURE GROWTH INDEX
S&P 500 PURE VALUE FUND                      S&P 500/CITIGROUP PURE VALUE INDEX
S&P MIDCAP 400 PURE GROWTH FUND              S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX
S&P MIDCAP 400 PURE VALUE FUND               S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX
S&P SMALLCAP 600 PURE GROWTH FUND            S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX
S&P SMALLCAP 600 PURE VALUE FUND             S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX
EUROPE 1.25x STRATEGY FUND                   DOW JONES STOXX 50(R) INDEX (The Fund seeks exposure to
                                             125% of the performance of its benchmark)
JAPAN 2x STRATEGY FUND                       200% OF THE FAIR VALUE OF THE NIKKEI 225 STOCK AVERAGE
STRENGTHENING DOLLAR 2x STRATEGY FUND        200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX(R)
WEAKENING DOLLAR 2x STRATEGY FUND            200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF
                                             THE U.S. DOLLAR INDEX(R)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND      120% OF THE PERFORMANCE OF LONG TREASURY BOND
INVERSE GOVERNMENT LONG BOND STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

     UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

     It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

     Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

     The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

     The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


     In order to isolate the impact of leverage, the hypothetical graphs assume:
     (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 12.86%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2008 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index
     - 13.18%; NASDAQ-100 Index(R) - 18.92%; Nikkei 225 Stock Average - 19.57%;
     Russell 2000(R) Index - 18.11%; S&P 500(R) Index - 12.86%; S&P MidCap 400(R) Index - 16.56% and U.S. Dollar Index(R) -7.92%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.



                                  UPWARD MARKET
                               ONE YEAR SIMULATION


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

                                 PROSPECTUS 81



DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, STRENGTHENING DOLLAR 2X STRATEGY FUND, WEAKENING DOLLAR 2X STRATEGY FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Weakening Dollar 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Single direct purchases of C-Class Shares of a Fund in an amount of $1 million or more will be placed into A-Class Shares of that Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                 PROSPECTUS 83


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and may close early (half day) on the business day preceding certain federal holidays. On any day that the NYSE or U.S. Government Bond market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD         FUND                                          MORNING CUT-OFF TIME        AFTERNOON CUT-OFF TIME
------------   -------------------------------------------   -------------------------   -----------------------
By Mail        All Funds                                     Not Available               Market Close

               Domestic Equity Funds - except for the        Not Available               3:45 P.M., Eastern Time
               S&P 500 Fund and Russell 2000(R)
               Fund

               S&P 500 Fund and Russell 2000(R) Fund         10:30 A.M., Eastern Time    3:45 P.M., Eastern Time

               International Equity Funds                    Not Available               3:45 P.M., Eastern Time

               Strengthening Dollar 2x Strategy Fund and     Not Available               3:45 P.M., Eastern Time
               Weakening Dollar 2x Strategy Fund

By Phone       Real Estate Fund                              Not Available               3:30 P.M., Eastern Time

               Fixed Income Funds - except for the           Not Available               3:45 P.M., Eastern Time
               High Yield Strategy Fund and Inverse High
               Yield Strategy Fund

               High Yield Strategy Fund and Inverse High     Not Available               3:30 P.M., Eastern Time
               Yield Strategy Fund

               U.S. Government Money Market Fund**           Not Available               1:00 P.M., Eastern Time

               Domestic Equity Funds - except for the        Not Available               3:50 P.M., Eastern Time
               S&P 500 Fund and Russell 2000(R) Fund

               S&P 500 Fund and Russell 2000(R) Fund         10:30 A.M., Eastern Time    3:50 P.M., Eastern Time

               International Equity Funds                    Not Available               3:50 P.M., Eastern Time

               Strengthening Dollar 2x Strategy Fund         Not Available               3:50 P.M., Eastern Time
               and Weakening Dollar 2x Strategy Fund

By Internet
               Real Estate Fund                              Not Available               3:45 P.M., Eastern Time

               Fixed Income Funds - except for the           Not Available               3:50 P.M., Eastern Time
               High Yield Strategy Fund and Inverse
               High Yield Strategy Fund

               High Yield Strategy Fund and Inverse          Not Available               3:45 P.M., Eastern Time
               High Yield Strategy Fund

               U.S. Government Money Market Fund**           Not Available               1:00 P.M., Eastern Time

               All Funds - except for the S&P 500 Fund and   Not Available
               Russell 2000(R) Fund
By Financial
Intermediary   S&P 500 Fund and Russell 2000(R) Fund         10:30 A.M., Eastern Time*   Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                             PROSPECTUS 85


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).


If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------                -----------------   --------------------
Less than $100,000                        4.75%                 4.99%
$100,000 but less than $250,000           3.75%                 3.90%
$250,000 but less than $500,000           2.75%                 2.83%
$500,000 but less than $1,000,000         1.60%                 1.63%
$1,000,000 or greater                        *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.


In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydex-sgi.com, from the statement of additional information or from your financial adviser.


SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference

                                  PROSPECTUS 87


          between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - Repurchase of A-Class Shares. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     -    Purchases of A-Class Shares of the U.S. Government Money Market Fund.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or


     -    required minimum distrtibutuons.


The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


You may buy shares and send your purchase proceeds by any of the following methods:

                                  PROSPECTUS 89


                                           INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                             -------------------------------------------   ----------------------------------------------
                             Complete the account application that         Complete the Rydex investment slip included
                             corresponds to the type of account you are    with your quarterly statement or send written
                             opening.                                      purchase instructions that include:

                             -    MAKE SURE TO DESIGNATE THE RYDEX         -    YOUR NAME
                                  FUND(S) YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
BY MAIL                      -    MAKE SURE YOUR INVESTMENT MEETS THE
                                  ACCOUNT MINIMUM.                         -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.
IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE                                 Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL PAPERWORK.                    Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

                                     Include the name of the Rydex Fund(s) you want to purchase on your check.

CALL RYDEX CLIENT SERVICES     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
TO REQUEST A RETIREMENT                            BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.
ACCOUNT INVESTOR
APPLICATION KIT.                                                               Mail your written purchase instructions
                               Mail your application and check to:                            and check to:

                                                                 MAILING ADDRESSES:

                             Standard Delivery                             Overnight Delivery
                             Rydex Investments                             Rydex Investments
                             Attn: Ops. Dept.                              Attn: Ops. Dept
                             P.O. Box 758567                               200 SW 6th Street
                             Topeka, KS 66675-8567                         Topeka, KS 66603-3704

                                           INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                             -------------------------------------------   ----------------------------------------------
                             Submit new account paperwork, and then call   Be sure to designate in your wire instructions
                             Rydex to obtain your account number.          the Rydex Fund(s) you want to purchase.

                             -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                  YOU WANT TO PURCHASE.

                             -    MAKE SURE YOUR INVESTMENT MEETS THE
                                  ACCOUNT MINIMUM.

                             To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                             MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                             TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                             -    Account Number
BY WIRE
                             -    Fund Name
RYDEX CLIENT SERVICES
PHONE NUMBER:                -    Amount of Wire
800.820.0888
OR                           -    Fed Wire Reference Number (upon request)
301.296.5406
                             You will receive a confirmation number to verify that your purchase order has been accepted.

                             IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                             BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                             WIRE INSTRUCTIONS:
                             U.S. Bank
                             Cincinnati, OH
                             Routing Number: 0420-00013
                             For Account of: Rydex Investments
                             Account Number: 48038-9030
                             [Your Name]
                             [Your shareholder account number]

                                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                                                  CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                           INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                             -------------------------------------------   ----------------------------------------------
                             Submit new account paperwork, and then call   SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                             Rydex to obtain your account number. Be       MINIMUM OF $20. To make a subsequent purchase
                             sure to complete the "Electronic Investing    send written purchase instructions that
                             via ("ACH")" section. Then, fax it to Rydex   include:
                             (ONLY Individual, Joint and UGMA/UTMA
BY ACH (FAX)                 accounts may be opened by fax).               -    YOUR NAME

RYDEX FAX NUMBER:            -    MAKE SURE TO INCLUDE A LETTER OF         -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                      INSTRUCTION REQUESTING THAT WE PROCESS
                                  YOUR PURCHASE BY ACH.                    -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                             -    MAKE SURE TO DESIGNATE THE RYDEX         -    ACH BANK INFORMATION (IF NOT ON RECORD)
                                  FUND(S) YOU WANT TO PURCHASE.

                             -    MAKE SURE YOUR INVESTMENT MEETS THE
                                  ACCOUNT MINIMUM.

  BY ACH
(INTERNET)                                Follow the directions on the Rydex web site - www.rydex-sgi.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason


     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

                             PROSPECTUS 91


                     STANDARD DELIVERY                  OVERNIGHT DELIVERY
            ---------------------------------    -------------------------------
                    Rydex Investments                  Rydex Investments
  MAIL                Attn: Ops. Dept.                  Attn: Ops. Dept.
                      P.O. Box 758567                  200 SW 6th Street
                   Topeka, KS 66675-8567             Topeka, KS 66603-3704

            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                  STANDARD DELIVERY              OVERNIGHT DELIVERY
            ----------------------------   -------------------------------------
                  Rydex Investments              Rydex Investments
   MAIL            Attn: Ops. Dept.               Attn: Ops. Dept.
                   P.O. Box 758567               200 SW 6th Street
                Topeka, KS 66675-8567           Topeka, KS 66603-3704

            301.296.5101

    FAX     If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

                                 PROSPECTUS 93


EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

                                 PROSPECTUS 95


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

                                 PROSPECTUS 97


     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
----                                                                ------------
NOVA ............................................................       0.75%
S&P 500 .........................................................       0.75%
INVERSE S&P 500 STRATEGY ........................................       0.90%
NASDAQ-100(R) ...................................................       0.75%
INVERSE NASDAQ-100(R) STRATEGY ..................................       0.90%
MID-CAP 1.5x STRATEGY ...........................................       0.90%
INVERSE MID-CAP STRATEGY ........................................       0.90%
RUSSELL 2000(R) 1.5x STRATEGY ...................................       0.90%
RUSSELL 2000(R) .................................................       0.75%
INVERSE RUSSELL 2000(R) STRATEGY ................................       0.90%
S&P 500 PURE GROWTH .............................................       0.75%
S&P 500 PURE VALUE ..............................................       0.75%
S&P MIDCAP 400 PURE GROWTH ......................................       0.75%
S&P MIDCAP 400 PURE VALUE .......................................       0.75%
S&P SMALLCAP 600 PURE GROWTH ....................................       0.75%
S&P SMALLCAP 600 PURE VALUE .....................................       0.75%

FUND                                                                ADVISORY FEE
----                                                                ------------
EUROPE 1.25x STRATEGY ...........................................       0.90%
JAPAN 2x STRATEGY ...............................................       0.75%
STRENGTHENING DOLLAR 2X STRATEGY ................................       0.90%
WEAKENING DOLLAR 2X STRATEGY ....................................       0.90%
REAL ESTATE .....................................................       0.85%
GOVERNMENT LONG BOND 1.2x STRATEGY ..............................       0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY ...........................       0.90%
HIGH YIELD STRATEGY .............................................       0.75%
INVERSE HIGH YIELD STRATEGY .....................................       0.75%
U.S. GOVERNMENT MONEY MARKET* ...................................       0.50%

* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R) , Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-

                                 PROSPECTUS 99


Hedge Strategies Fund which is offered in a separate prospectus, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008, and 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds' 2009 Annual Reports. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Reports are incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.




                                              NET REALIZED     NET INCREASE
                      NET ASSET      NET           AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS                 NET ASSET
                        VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET      FROM NET       FROM NET                     VALUE,
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL        END OF
YEAR ENDED            OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS    PERIOD
----------            ---------  ----------  --------------  ---------------  -------------  -------------  -------------  ---------
NOVA FUND A-CLASS
   MARCH 31, 2009       $24.99     $ .13        $(14.15)         $(14.02)        $ (.09)         $  --         $ (.09)       $10.88
   March 31, 2008        29.67       .29          (4.29)           (4.00)          (.68)            --           (.68)        24.99
   March 31, 2007        27.87      (.21)          4.02             3.81          (2.01)            --          (2.01)        29.67
   March 31, 2006        25.15      (.19)          3.76             3.57           (.85)            --           (.85)        27.87
   March 31, 2005        23.42      (.17)          1.90             1.73             --             --             --         25.15
NOVA FUND C-CLASS
   MARCH 31, 2009        24.14      (.01)        (13.62)          (13.63)          (.09)            --           (.09)        10.42
   March 31, 2008        28.91       .07          (4.16)           (4.09)          (.68)            --           (.68)        24.14
   March 31, 2007        27.39      (.42)          3.95             3.53          (2.01)            --          (2.01)        28.91
   March 31, 2006        24.89      (.38)          3.73             3.35           (.85)            --           (.85)        27.39
   March 31, 2005        23.36      (.35)          1.88             1.53             --             --             --         24.89
S&P 500 FUND A-CLASS
   MARCH 31, 2009        25.92       .12         (10.21)          (10.09)          (.04)            --           (.04)        15.79
   March 31, 2008        27.32       .52          (1.78)           (1.26)          (.14)            --           (.14)        25.92
   March 31, 2007*       25.00       .30           2.53             2.83           (.11)          (.40)          (.51)        27.32
S&P 500 FUND C-CLASS
   MARCH 31, 2009        25.55      (.02)        (10.05)          (10.07)          (.04)            --           (.04)        15.44
   March 31, 2008        27.15       .18          (1.64)           (1.46)          (.14)            --           (.14)        25.55
   March 31, 2007*       25.00       .19           2.47             2.66           (.11)          (.40)          (.51)        27.15
INVERSE S&P 500
STRATEGY FUND
A-CLASS
   MARCH 31, 2009        37.97        --ss        14.16            14.16           (.83)            --           (.83)        51.30
   March 31, 2008        36.10       .81           2.58             3.39          (1.52)            --          (1.52)        37.97
   March 31, 2007+++     38.60      (.25)         (1.15)           (1.40)         (1.10)            --          (1.10)        36.10
   March 31, 2006+++     41.85      (.30)         (2.35)           (2.65)          (.60)            --           (.60)        38.60
   March 31, 2005+++     44.35      (.30)         (2.20)           (2.50)            --             --             --         41.85
INVERSE S&P 500
STRATEGY FUND
C-CLASS
   MARCH 31, 2009        37.00      (.28)         13.70            13.42           (.83)            --           (.83)        49.59
   March 31, 2008        35.50       .58           2.44             3.02          (1.52)            --          (1.52)        37.00
   March 31, 2007+++     38.25      (.55)         (1.10)           (1.65)         (1.10)            --          (1.10)        35.50
   March 31, 2006+++     41.65      (.60)         (2.20)           (2.80)          (.60)            --           (.60)        38.25
   March 31, 2005+++     44.45      (.65)         (2.15)           (2.80)            --             --             --         41.65
NASDAQ-100(R) FUND
A-CLASS (FORMERLY,
OTC)
   MARCH 31, 2009        11.35      (.08)         (3.45)           (3.53)            --             --             --          7.82
   March 31, 2008        11.36      (.09)           .08             (.01)            --             --             --         11.35
   March 31, 2007        10.96      (.08)           .48              .40             --             --             --         11.36
   March 31, 2006         9.63      (.08)          1.45             1.37           (.04)            --           (.04)        10.96
   March 31, 2005         9.46       .06            .11              .17             --             --             --          9.63
NASDAQ-100(R) FUND
C-CLASS (FORMERLY,
OTC)
   MARCH 31, 2009        10.95      (.15)         (3.31)           (3.46)            --             --             --          7.49
   March 31, 2008        11.02      (.18)           .11             (.07)            --             --             --         10.95
   March 31, 2007        10.73      (.16)           .45              .29             --             --             --         11.02
   March 31, 2006         9.50      (.16)          1.43             1.27           (.04)            --           (.04)        10.73
   March 31, 2005         9.41      (.03)           .12              .09             --             --             --          9.50

                                                    RATIOS TO
                                               AVERAGE NET ASSETS:
                                  --------------------------------------------
                                                                  COMBINED NET
                                                          NET      INVESTMENT               NET ASSETS,
                         TOTAL      TOTAL      NET    INVESTMENT     INCOME     PORTFOLIO      END OF
                      INVESTMENT  EXPENSES  EXPENSES    INCOME       (LOSS)      TURNOVER  PERIOD (000'S
YEAR ENDED             RETURN++   (square)  (square)    (LOSS)     (triangle)      RATE       OMITTED)
----------            ----------  --------  --------  ----------  ------------  ---------  -------------
NOVA FUND A-CLASS
   MARCH 31, 2009      (56.13)%    1.54%     1.54%      0.70%           --         143%       $ 3,612
   March 31, 2008      (13.92)%    1.52%     1.52%      0.97%           --         115%        11,791
   March 31, 2007       13.67%     1.50%     1.50%      0.98%           --         144%        15,586
   March 31, 2006       14.32%     1.60%     1.49%     (0.71)%        0.69%        192%        29,315
   March 31, 2005        7.39%     1.45%     1.45%     (0.68)%        0.58%        388%        18,463
NOVA FUND C-CLASS
   MARCH 31, 2009      (56.49)%    2.29%     2.29%     (0.05)%          --         143%         9,314
   March 31, 2008      (14.60)%    2.27%     2.27%      0.24%           --         115%        29,715
   March 31, 2007       12.88%     2.25%     2.25%      0.23%           --         144%        42,925
   March 31, 2006       13.58%     2.35%     2.24%     (1.46)%       (0.06)%       192%        50,131
   March 31, 2005        6.55%     2.21%     2.21%     (1.44)%       (0.18)%       388%        49,464
S&P 500 FUND A-CLASS
   MARCH 31, 2009      (38.95)%    1.52%     1.52%      0.68%           --         168%        29,409
   March 31, 2008       (4.68)%    1.51%     1.51%      1.86%           --         396%         2,358
   March 31, 2007*      11.34%     1.55%**   1.55%**    1.35%**         --         119%         2,063
S&P 500 FUND C-CLASS
   MARCH 31, 2009      (39.43)%    2.28%     2.28%     (0.08)%          --         168%         7,295
   March 31, 2008       (5.45)%    2.25%     2.25%      0.67%           --         396%         7,836
   March 31, 2007*      10.65%     2.25%**   2.25%**    0.84%**         --         119%         1,971
INVERSE S&P 500
STRATEGY FUND
A-CLASS
   MARCH 31, 2009       37.30%     1.68%     1.68%      0.00%           --          --         18,381
   March 31, 2008        9.95%     1.66%     1.66%      2.83%           --          --          9,344
   March 31, 2007+++    (3.53)%    1.61%     1.61%      3.60%           --          --         11,388
   March 31, 2006+++    (6.31)%    1.66%     1.63%     (0.70)%        2.04%         --          8,932
   March 31, 2005+++    (5.64)%    1.63%     1.63%     (0.71)%          --          --          7,318
INVERSE S&P 500
STRATEGY FUND
C-CLASS
   MARCH 31, 2009       36.27%     2.43%     2.43%     (0.67)%          --          --         19,674
   March 31, 2008        9.07%     2.41%     2.41%      2.14%           --          --         32,299
   March 31, 2007+++    (4.22)%    2.36%     2.36%      2.85%           --          --         42,651
   March 31, 2006+++    (6.70)%    2.41%     2.38%     (1.45)%        1.29%         --         39,146
   March 31, 2005+++    (6.30)%    2.38%     2.38%     (1.46)%       (0.75)%        --         43,763
NASDAQ-100(R) FUND
A-CLASS
(FORMERLY, OTC)
   MARCH 31, 2009      (31.10)%    1.55%     1.55%     (0.82)%          --          55%         3,140
   March 31, 2008       (0.09)%    1.54%     1.54%     (0.76)%          --          57%         6,044
   March 31, 2007        3.65%     1.46%     1.46%     (0.73)%          --          71%         3,686
   March 31, 2006       14.18%     1.46%     1.46%     (0.78)%          --         122%         2,491
   March 31, 2005        1.80%     1.45%     1.45%      0.59%           --         132%         1,818
NASDAQ-100(R) FUND
C-CLASS (FORMERLY,
OTC)
   MARCH 31, 2009      (31.60)%    2.30%     2.30%     (1.59)%          --          55%         6,368
   March 31, 2008       (0.64)%    2.28%     2.28%     (1.50)%          --          57%        10,343
   March 31, 2007        2.70%     2.22%     2.22%     (1.55)%          --          71%        10,032
   March 31, 2006       13.33%     2.21%     2.21%     (1.52)%          --         122%        18,707
   March 31, 2005        0.96%     2.19%     2.19%     (0.33)%          --         132%        14,422

                                 PROSPECTUS 101

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.




                                              NET REALIZED     NET INCREASE
                      NET ASSET      NET           AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS                 NET ASSET
                        VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET      FROM NET       FROM NET                     VALUE,
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL        END OF
YEAR ENDED            OF PERIOD    (LOSS)+   ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS    PERIOD
----------            ---------  ----------  --------------  ---------------  -------------  -------------  -------------  ---------
INVERSE NASDAQ-100(R) STRATEGY FUND A-CLASS
   MARCH 31, 2009       $20.97     $(.22)       $  4.29          $ 4.07          $ (.37)        $   --         $ (.37)       $24.67
   March 31, 2008        21.43       .52           (.29)            .23            (.69)            --           (.69)        20.97
   March 31, 2007        21.61      (.16)           .54             .38            (.56)            --           (.56)        21.43
   March 31, 2006        24.39      (.16)         (2.29)          (2.45)           (.33)            --           (.33)        21.61
   March 31, 2005        25.60      (.17)         (1.04)          (1.21)             --             --             --         24.39
INVERSE NASDAQ-100(R) STRATEGY FUND C-CLASS
   MARCH 31, 2009        19.63      (.25)          3.90            3.65            (.37)            --           (.37)        22.91
   March 31, 2008        20.27       .38           (.33)            .05            (.69)            --           (.69)        19.63
   March 31, 2007        20.63      (.32)           .52             .20            (.56)            --           (.56)        20.27
   March 31, 2006        23.48      (.32)         (2.20)          (2.52)           (.33)            --           (.33)        20.63
   March 31, 2005        24.83      (.35)         (1.00)          (1.35)             --             --             --         23.48
MID-CAP 1.5x STRATEGY FUND A-CLASS
   MARCH 31, 2009        32.39        --ss       (17.74)         (17.74)             --          (1.32)         (1.32)        13.33
   March 31, 2008        41.56        .23         (7.46)          (7.23)           (.26)         (1.68)         (1.94)        32.39
   March 31, 2007        40.14       .05           2.74            2.79              --          (1.37)         (1.37)        41.56
   March 31, 2006        31.86       .01           8.65            8.66              --           (.38)          (.38)        40.14
   March 31, 2005        28.30      (.03)          3.59            3.56              --             --             --         31.86
MID-CAP 1.5x STRATEGY FUND C-CLASS
   MARCH 31, 2009        30.73      (.17)        (16.77)         (16.94)             --          (1.32)         (1.32)        12.47
   March 31, 2008        39.82      (.08)         (7.07)          (7.15)           (.26)         (1.68)         (1.94)        30.73
   March 31, 2007        38.81      (.23)          2.61            2.38              --          (1.37)         (1.37)        39.82
   March 31, 2006        31.03      (.25)          8.41            8.16              --           (.38)          (.38)        38.81
   March 31, 2005        27.76      (.26)          3.53            3.27              --             --             --         31.03
INVERSE MID-CAP STRATEGY FUND A-CLASS
   MARCH 31, 2009        37.07      (.22)         11.40           11.18            (.04)            --           (.04)        48.21
   March 31, 2008        33.78       .81           3.11            3.92            (.63)            --           (.63)        37.07
   March 31, 2007        37.03      1.35          (1.81)           (.46)          (2.79)            --          (2.79)        33.78
   March 31, 2006        44.01       .87          (7.20)          (6.33)           (.65)            --           (.65)        37.03
   March 31, 2005        49.01      (.06)         (4.94)          (5.00)             --             --             --         44.01
INVERSE MID-CAP STRATEGY FUND C-CLASS
   MARCH 31, 2009        35.82      (.41)         10.87           10.46            (.04)            --           (.04)        46.24
   March 31, 2008        32.89       .60           2.96            3.56            (.63)            --           (.63)        35.82
   March 31, 2007        36.43      1.05          (1.80)           (.75)          (2.79)            --          (2.79)        32.89
   March 31, 2006        43.62       .15          (6.69)          (6.54)           (.65)            --           (.65)        36.43
   March 31, 2005        48.98      (.27)         (5.09)          (5.36)             --             --             --         43.62

                                                    RATIOS TO
                                               AVERAGE NET ASSETS:
                                  --------------------------------------------
                                                                  COMBINED NET
                                                          NET      INVESTMENT               NET ASSETS,
                         TOTAL      TOTAL      NET    INVESTMENT     INCOME     PORTFOLIO      END OF
                      INVESTMENT  EXPENSES  EXPENSES    INCOME       (LOSS)      TURNOVER  PERIOD (000'S
YEAR ENDED             RETURN++   (square)  (square)    (LOSS)     (triangle)      RATE       OMITTED)
----------            ----------  --------  --------  ----------  ------------  ---------  -------------
INVERSE NASDAQ-100(R) STRATEGY FUND A-CLASS
   MARCH 31, 2009       19.18%      1.71%     1.71%     (0.92)%        --           --        $ 2,301
   March 31, 2008        1.65%      1.72%     1.72%      2.61%         --           --          1,784
   March 31, 2007        1.79%      1.64%     1.64%      3.55%         --           --          4,086
   March 31, 2006      (10.04)%     1.63%     1.63%     (0.70)%      1.97%          --          2,108
   March 31, 2005       (4.73)%     1.62%     1.62%     (0.70)%     (0.04)%         --          5,697
INVERSE NASDAQ-100(R) STRATEGY FUND C-CLASS
   MARCH 31, 2009       18.35%      2.47%     2.47%     (1.19)%        --           --          3,066
   March 31, 2008        0.85%      2.48%     2.48%      2.05%         --           --          7,633
   March 31, 2007        1.00%      2.40%     2.40%      2.79%         --           --         17,834
   March 31, 2006      (10.73)%     2.40%     2.39%     (1.46)%      1.21%          --         13,527
   March 31, 2005       (5.44)%     2.38%     2.38%     (1.46)%     (0.80)%         --         15,693
MID-CAP 1.5x STRATEGY FUND A-CLASS
   MARCH 31, 2009      (54.70)%     1.68%     1.68%      0.01%         --          204%         1,080
   March 31, 2008      (18.29)%     1.67%     1.67%      0.57%         --          226%         1,571
   March 31, 2007        7.11%      1.67%     1.67%      0.13%         --          296%         2,806
   March 31, 2006       27.27%      1.92%     1.66%      0.03%         --          528%         4,948
   March 31, 2005       12.58%      1.63%     1.63%     (0.10)%        --          669%         1,050
MID-CAP 1.5x STRATEGY FUND C-CLASS
   MARCH 31, 2009      (55.06)%     2.43%     2.43%     (0.72)%        --          204%         2,954
   March 31, 2008      (18.90)%     2.42%     2.42%     (0.20)%        --          226%         8,388
   March 31, 2007        6.29%      2.41%     2.41%     (0.62)%        --          296%        17,112
   March 31, 2006       26.38%      2.66%     2.40%     (0.72)%        --          528%        28,836
   March 31, 2005       11.78%      2.37%     2.37%     (0.91)%        --          669%        17,912
INVERSE MID-CAP STRATEGY FUND A-CLASS
   MARCH 31, 2009       30.14%      1.68%     1.68%     (0.55)%        --           --            452
   March 31, 2008       11.83%      1.66%     1.66%      2.35%         --           --            906
   March 31, 2007       (1.35)%     1.65%     1.65%      3.52%         --           --            477
   March 31, 2006      (14.44)%     1.66%     1.66%      2.12%         --           --            161
   March 31, 2005      (10.20)%     1.63%     1.63%     (0.13)%        --           --             61
INVERSE MID-CAP STRATEGY FUND C-CLASS
   MARCH 31, 2009       29.18%      2.43%     2.43%     (1.07)%        --           --            327
   March 31, 2008       11.05%      2.41%     2.41%      1.83%         --           --          1,478
   March 31, 2007       (2.19)%     2.40%     2.40%      2.81%         --           --            801
   March 31, 2006      (15.05)%     2.41%     2.41%      1.54%         --           --          1,147
   March 31, 2005      (10.94)%     2.36%     2.36%     (0.58)%        --           --          1,011

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                 NET REALIZED     NET INCREASE
                       NET ASSET      NET            AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
YEAR ENDED             OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
----------             ---------   ----------   --------------   ---------------   -------------   -------------   -------------
RUSSELL 2000(R) 1.5x STRATEGY FUND A-CLASS
   MARCH 31, 2009        $28.62      $(.02)         $(16.11)         $(16.13)         $   --          $   --           $   --
   March 31, 2008         37.24        .29           (8.83)           (8.54)            (.08)             --             (.08)
   March 31, 2007         37.33        .10            1.24             1.34               --           (1.43)           (1.43)
   March 31, 2006         27.54        .04            9.75             9.79               --              --               --
   March 31, 2005         26.22       (.03)           1.51             1.48               --            (.16)            (.16)
RUSSELL 2000(R) 1.5x STRATEGY FUND C-CLASS
   MARCH 31, 2009         27.10       (.18)         (15.21)          (15.39)              --              --               --
   March 31, 2008         35.51        .03           (8.36)           (8.33)            (.08)             --             (.08)
   March 31, 2007         35.93       (.16)           1.17             1.01               --           (1.43)           (1.43)
   March 31, 2006         26.69       (.21)           9.45             9.24               --              --               --
   March 31, 2005         25.63       (.26)           1.48             1.22               --            (.16)            (.16)
RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2009         23.57       (.02)          (9.24)           (9.26)              --              --               --
   March 31, 2008         27.64        .34           (4.21)           (3.87)            (.20)             --             (.20)
   March 31, 2007*        25.00        .35            2.43             2.78             (.14)             --             (.14)
RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2009         23.28       (.15)          (9.13)           (9.28)              --              --               --
   March 31, 2008         27.48        .23           (4.23)           (4.00)            (.20)             --             (.20)
   March 31, 2007*        25.00        .17            2.45             2.62             (.14)             --             (.14)
INVERSE RUSSELL 2000(R) STRATEGY FUND A-CLASS
   MARCH 31, 2009         39.05       (.21)           9.57             9.36             (.39)             --             (.39)
   March 31, 2008         35.00       1.06            4.40             5.46            (1.41)             --            (1.41)
   March 31, 2007         36.96       1.38           (1.65)            (.27)           (1.69)             --            (1.69)
   March 31, 2006         46.09        .85           (9.26)           (8.41)            (.72)             --             (.72)
   March 31, 2005         48.80       (.02)          (2.69)           (2.71)              --              --               --
INVERSE RUSSELL 2000(R) STRATEGY FUND C-CLASS
   MARCH 31, 2009         37.80       (.40)           9.14             8.74             (.39)             --             (.39)
   March 31, 2008         34.18        .76            4.27             5.03            (1.41)             --            (1.41)
   March 31, 2007         36.40       1.07           (1.60)            (.53)           (1.69)             --            (1.69)
   March 31, 2006         45.71        .56           (9.15)           (8.59)            (.72)             --             (.72)
   March 31, 2005         48.77       (.49)          (2.57)           (3.06)              --              --               --
S&P 500 PURE GROWTH FUND A-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009         25.11       (.11)          (9.18)           (9.29)              --              --               --
   March 31, 2008         27.17       (.15)          (1.52)           (1.67)              --            (.39)            (.39)
   March 31, 2007         26.11       (.13)           1.19             1.06               --              --               --
   March 31, 2006         24.48       (.07)           1.72             1.65               --            (.02)            (.02)
   March 31, 2005*        23.44        .09             .95             1.04               --              --               --
S&P 500 PURE GROWTH FUND C-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009         24.35       (.23)          (8.89)           (9.12)              --              --               --
   March 31, 2008         26.57       (.32)          (1.51)           (1.83)              --            (.39)            (.39)
   March 31, 2007         25.74       (.37)           1.20              .83               --              --               --
   March 31, 2006         24.30       (.26)           1.72             1.46               --            (.02)            (.02)
   March 31, 2005         24.18       (.01)            .13              .12               --             (--)ss           (--)ss

                                                             RATIOS TO
                                                         AVERAGE NET ASSETS:
                                                ---------------------------------
                       NET ASSET                                           NET                   NET ASSETS,
                         VALUE,      TOTAL        TOTAL                INVESTMENT   PORTFOLIO      END OF
                         END OF    INVESTMENT   EXPENSES   OPERATING     INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED               PERIOD     RETURN++    (square)   EXPENSES#     (LOSS)        RATE        OMITTED)
----------             ---------   ----------   --------   ---------   ----------   ---------   -------------
RUSSELL 2000(R) 1.5x STRATEGY FUND A-CLASS
   MARCH 31, 2009        $12.49     (56.36)%     1.70%       1.70%       (0.07)%        288%      $   591
   March 31, 2008         28.62     (22.98)%     1.67%       1.67%        0.81%         227%        4,372
   March 31, 2007         37.24       3.60%      1.66%       1.66%        0.28%         179%        5,976
   March 31, 2006         37.33      35.55%      2.06%       1.65%        0.13%         441%        6,789
   March 31, 2005         27.54       5.63%      1.61%       1.61%       (0.10)%        501%        3,340
RUSSELL 2000(R) 1.5x STRATEGY FUND C-CLASS
   MARCH 31, 2009         11.71     (56.79)%     2.45%       2.45%       (0.83)%        288%        3,381
   March 31, 2008         27.10     (23.50)%     2.42%       2.42%        0.09%         227%       10,873
   March 31, 2007         35.51       2.81%      2.41%       2.41%       (0.47)%        179%       19,942
   March 31, 2006         35.93      34.62%      2.81%       2.40%       (0.70)%        441%       31,956
   March 31, 2005         26.69       4.75%      2.37%       2.37%       (1.00)%        501%       18,915
RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2009         14.31     (39.29)%     1.56%       1.56%       (0.13)%        485%        2,309
   March 31, 2008         23.57     (14.08)%     1.51%       1.51%        1.26%         535%          909
   March 31, 2007*        27.64      11.13%      1.51%**     1.51%**      1.54%**       335%          275
RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2009         14.00     (39.86)%     2.29%       2.29%       (0.82)%        485%        2,123
   March 31, 2008         23.28     (14.63)%     2.27%       2.27%        0.85%         535%          678
   March 31, 2007*        27.48      10.49%      2.28%**     2.28%**      0.76%**       335%          739
INVERSE RUSSELL 2000(R) STRATEGY FUND A-CLASS
   MARCH 31, 2009         48.02      23.91%      1.96%       1.71%       (0.50)%        214%        2,299
   March 31, 2008         39.05      16.11%      1.89%       1.89%        2.96%          --         6,816
   March 31, 2007         35.00      (0.67)%     1.65%       1.65%        3.64%          --         9,905
   March 31, 2006         36.96     (18.40)%     1.63%       1.63%        1.97%          --         1,067
   March 31, 2005         46.09      (5.55)%     1.63%       1.63%       (0.03)%         --           404
INVERSE RUSSELL 2000(R) STRATEGY FUND C-CLASS
   MARCH 31, 2009         46.15      23.06%      2.76%       2.45%       (1.03)%        214%        2,199
   March 31, 2008         37.80      15.22%      2.67%       2.67%        2.17%          --         6,136
   March 31, 2007         34.18      (1.40)%     2.40%       2.40%        2.87%          --         8,455
   March 31, 2006         36.40     (18.95)%     2.40%       2.40%        1.33%          --         3,164
   March 31, 2005         45.71      (6.27)%     2.39%       2.39%       (0.97)%         --         3,951
S&P 500 PURE GROWTH FUND A-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009         15.82     (37.00)%     1.53%       1.53%       (0.46)%        573%        2,346
   March 31, 2008         25.11      (6.28)%     1.51%       1.51%       (0.53)%        450%        5,443
   March 31, 2007         27.17       4.06%      1.52%       1.52%       (0.51)%      1,029%        2,675
   March 31, 2006         26.11       6.76%      1.48%       1.48%       (0.29)%      1,276%          914
   March 31, 2005*        24.48       4.45%      1.45%**     1.45%**      0.62%**     2,018%           74
S&P 500 PURE GROWTH FUND C-CLASS (FORMERLY, LARGE-CAP GROWTH FUND)
   MARCH 31, 2009         15.23     (37.45)%     2.29%       2.29%       (1.13)%        573%        2,111
   March 31, 2008         24.35      (7.02)%     2.27%       2.27%       (1.21)%        450%        4,453
   March 31, 2007         26.57       3.22%      2.28%       2.28%       (1.44)%      1,029%        3,743
   March 31, 2006         25.74       6.03%      2.23%       2.23%       (1.04)%      1,276%        5,249
   March 31, 2005         24.30       0.51%      2.20%       2.20%       (0.06)%      2,018%       19,703

                                 PROSPECTUS 103

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                 NET REALIZED     NET INCREASE
                       NET ASSET      NET            AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
YEAR ENDED             OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
----------             ---------   ----------   --------------   ---------------   -------------   -------------   -------------
S&P 500 PURE VALUE FUND A-CLASS (FORMERLY, LARGE-CAP VALUE FUND)
MARCH 31, 2009+++       $100.00      $ 1.95        $(57.52)          $(55.57)        $ (1.05)          $ (7.80)       $ (8.55)
March 31, 2008+++        167.30        2.45         (30.50)           (28.05)          (9.95)           (29.30)        (39.25)
March 31, 2007+++        145.60        1.85          21.65             23.50           (1.05)             (.75)         (1.80)
March 31, 2006+++        132.80         .95          13.87             14.82              --             (2.02)         (2.02)
March 31, 2005*+++       123.40         .60           9.05              9.65             (--)ss           (.25)          (.25)
S&P 500 PURE VALUE FUND C-CLASS (FORMERLY, LARGE-CAP VALUE FUND) C-CLASS
MARCH 31, 2009+++         96.00        1.40         (54.89)           (53.49)          (1.05)            (7.80)         (8.85)
March 31, 2008+++        163.40         .70         (28.85)           (28.15)          (9.95)           (29.30)        (39.25)
March 31, 2007+++        143.35         .45          21.40             21.85           (1.05)             (.75)         (1.80)
March 31, 2006+++        131.90         .20          13.27             13.47              --             (2.02)         (2.02)
March 31, 2005+++        124.25         .05           7.85              7.90             (--)ss           (.25)          (.25)
S&P MIDCAP 400 PURE GROWTH FUND A-CLASS (FORMERLY, MID-CAP GROWTH FUND)
MARCH 31, 2009            26.65        (.24)         (8.22)            (8.46)             --                --             --
March 31, 2008            30.72        (.27)         (1.42)            (1.69)             --             (2.38)         (2.38)
March 31, 2007            31.94        (.08)           .48               .40              --             (1.62)         (1.62)
March 31, 2006            26.85        (.17)          5.39              5.22              --              (.13)          (.13)
March 31, 2005*           23.91        (.09)          3.04              2.95              --              (.01)          (.01)
S&P MIDCAP 400 PURE GROWTH FUND C-CLASS (FORMERLY, MID-CAP GROWTH FUND)
MARCH 31, 2009            25.79        (.42)         (7.89)            (8.31)             --                --             --
March 31, 2008            30.01        (.50)         (1.34)            (1.84)             --             (2.38)         (2.38)
March 31, 2007            31.47        (.42)           .58               .16              --             (1.62)         (1.62)
March 31, 2006            26.66        (.42)          5.36              4.94              --              (.13)          (.13)
March 31, 2005            25.15        (.37)          1.89              1.52              --              (.01)          (.01)
S&P MIDCAP 400 PURE VALUE FUND A-CLASS (FORMERLY, MID-CAP VALUE FUND)
MARCH 31, 2009            29.72         .47         (16.51)           (16.04)             --                --             --
March 31, 2008            36.58         .44          (6.37)            (5.93)           (.93)               --           (.93)
March 31, 2007            31.83         .34           4.57              4.91              --              (.16)          (.16)
March 31, 2006            27.49         .06           4.47              4.53             (--)ss.          (.19)          (.19)
March 31, 2005*           24.58         .11           2.91              3.02             (--)ss.          (.11)          (.11)
S&P MIDCAP 400 PURE VALUE FUND C-CLASS (FORMERLY, MID-CAP VALUE FUND)
MARCH 31, 2009            28.78         .39         (16.05)           (15.66)             --                --             --
March 31, 2008            35.75         .30          (6.34)            (6.04)           (.93)               --           (.93)
March 31, 2007            31.34         .11           4.46              4.57              --              (.16)          (.16)
March 31, 2006            27.29        (.10)          4.34              4.24             (--)ss           (.19)          (.19)
March 31, 2005            25.11        (.07)          2.36              2.29             (--)ss           (.11)          (.11)
S&P SMALLCAP 600 PURE GROWTH FUND A-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
MARCH 31, 2009            27.43        (.19)        (10.31)           (10.50)             --                --             --
March 31, 2008            32.61        (.13)         (3.72)            (3.85)             --             (1.33)         (1.33)
March 31, 2007            32.25        (.29)           .65               .36              --                --             --
March 31, 2006            27.96        (.18)          5.27              5.09              --              (.80)          (.80)
March 31, 2005*           24.43        (.12)          3.90              3.78              --              (.25)          (.25)

                                                      RATIOS TO
                                                  AVERAGE NET ASSETS:
                                                ----------------------
                       NET ASSET                               NET                   NET ASSETS,
                         VALUE,      TOTAL        TOTAL    INVESTMENT   PORTFOLIO      END OF
                         END OF    INVESTMENT   EXPENSES     INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED               PERIOD     RETURN++    (square)     (LOSS)        RATE        OMITTED)
----------             ---------   ----------   --------   ----------   ---------   -------------
S&P 500 PURE VALUE FUND A-CLASS (FORMERLY, LARGE-CAP VALUE FUND)
MARCH 31, 2009+++       $ 35.58      (57.28)%    1.53%       2.16%        1,448%     $   203
March 31, 2008+++        100.00      (19.98)%    1.52%       1.67%          289%       4,269
March 31, 2007+++        167.30       16.21%     1.50%       1.17%          389%       5,348
March 31, 2006+++        145.60       11.20%     1.47%       0.70%        1,054%         713
March 31, 2005*+++       132.80        7.82%     1.43%**     0.77%**        747%         211
S&P 500 PURE VALUE FUND C-CLASS (FORMERLY, LARGE-CAP VALUE FUND) C-CLASS
MARCH 31, 2009+++         33.66      (57.55)%    2.29%       2.44%        1,448%       1,129
March 31, 2008+++         96.00      (20.57)%    2.29%       0.48%          289%       1,838
March 31, 2007+++        163.40       15.31%     2.27%       0.29%          389%      21,075
March 31, 2006+++        143.35       10.25%     2.26%       0.14%        1,054%       4,344
March 31, 2005+++        131.90        6.35%     2.20%       0.03%          747%       4,636
S&P MIDCAP 400 PURE GROWTH FUND A-CLASS (FORMERLY, MID-CAP GROWTH FUND)
MARCH 31, 2009            18.19      (31.74)%    1.58%      (0.93)%       1,281%         723
March 31, 2008            26.65       (6.26)%    1.52%      (0.88)%         736%       3,863
March 31, 2007            30.72        1.36%     1.51%      (0.25)%         537%       2,777
March 31, 2006            31.94       19.47%     1.48%      (0.60)%         681%       1,530
March 31, 2005*           26.85       12.33%     1.46%**    (0.58)%**     1,211%         553
S&P MIDCAP 400 PURE GROWTH FUND C-CLASS (FORMERLY, MID-CAP GROWTH FUND)
MARCH 31, 2009            17.48      (32.22)%    2.32%      (1.72)%       1,281%       3,477
March 31, 2008            25.79       (6.92)%    2.28%      (1.69)%         736%       1,426
March 31, 2007            30.01        0.60%     2.27%      (1.40)%         537%       5,316
March 31, 2006            31.47       18.55%     2.26%      (1.43)%         681%       3,305
March 31, 2005            26.66        6.04%     2.21%      (1.43)%       1,211%       2,313
S&P MIDCAP 400 PURE VALUE FUND A-CLASS (FORMERLY, MID-CAP VALUE FUND)
MARCH 31, 2009            13.68      (53.97)%    1.54%       1.66%          977%         100
March 31, 2008            29.72      (16.45)%    1.53%       1.25%          297%       2,797
March 31, 2007            36.58       15.45%     1.53%       1.00%          625%       4,744
March 31, 2006            31.83       16.51%     1.48%       0.21%          558%       1,480
March 31, 2005*           27.49       12.29%     1.42%**     0.69%**        731%         312
S&P MIDCAP 400 PURE VALUE FUND C-CLASS (FORMERLY, MID-CAP VALUE FUND)
MARCH 31, 2009            13.12      (54.41)%    2.29%       1.58%          977%         627
March 31, 2008            28.78      (17.15)%    2.28%       0.88%          297%       1,082
March 31, 2007            35.75       14.61%     2.28%       0.33%          625%       8,326
March 31, 2006            31.34       15.57%     2.25%      (0.35)%         558%       7,270
March 31, 2005            27.29        9.12%     2.21%      (0.28)%         731%       8,831
S&P SMALLCAP 600 PURE GROWTH FUND A-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
MARCH 31, 2009            16.93      (38.28)%    1.54%      (0.73)%       1,066%         117
March 31, 2008            27.43      (12.27)%    1.52%      (0.40)%         834%       1,938
March 31, 2007            32.61        1.12%     1.56%      (0.93)%         623%       1,408
March 31, 2006            32.25       18.41%     1.47%      (0.61)%       1,003%         943
March 31, 2005*           27.96       15.49%     1.43%**    (0.74)%**       983%          76

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                 NET REALIZED     NET INCREASE
                       NET ASSET       NET           AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
YEAR ENDED             OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
----------             ---------   ----------   --------------   ---------------   -------------   -------------   -------------
S&P SMALLCAP 600 PURE GROWTH FUND C-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
   MARCH 31, 2009        $26.65      $(.32)        $(10.01)         $(10.33)          $  --           $   --          $   --
   March 31, 2008         31.94       (.51)          (3.45)           (3.96)             --            (1.33)          (1.33)
   March 31, 2007         31.82       (.58)            .70              .12              --               --              --
   March 31, 2006         27.78       (.47)           5.31             4.84              --             (.80)           (.80)
   March 31, 2005         25.33       (.44)           3.14             2.70              --             (.25)           (.25)
S&P SMALLCAP 600 PURE VALUE FUND A-CLASS (SMALL-CAP VALUE FUND)
   MARCH 31, 2009         26.56        .50          (15.61)          (15.11)           (.37)              --            (.37)
   March 31, 2008         35.54        .26           (8.97)           (8.71)           (.27)              --            (.27)
   March 31, 2007         33.40        .23            1.94             2.17              --             (.03)           (.03)
   March 31, 2006         28.22       (.03)           5.71             5.68              --             (.50)           (.50)
   March 31, 2005*        25.28       (.06)           3.13             3.07              --             (.13)           (.13)
S&P SMALLCAP 600 PURE VALUE FUND C-CLASS (SMALL-CAP VALUE FUND)
   MARCH 31, 2009         25.71        .04          (14.76)          (14.72)           (.37)              --            (.37)
   March 31, 2008         34.68        .28           (8.98)           (8.70)           (.27)              --            (.27)
   March 31, 2007         32.85       (.05)           1.91             1.86              --             (.03)           (.03)
   March 31, 2006         28.01       (.18)           5.52             5.34              --             (.50)           (.50)
   March 31, 2005         25.59       (.24)           2.79             2.55              --             (.13)           (.13)
EUROPE 1.25x STRATEGY FUND A-CLASS
   MARCH 31, 2009         22.25        .18          (14.07)          (13.89)             --               --              --
   March 31, 2008         24.13        .62           (1.57)            (.95)           (.23)            (.70)           (.93)
   March 31, 2007         20.06        .54            3.65             4.19            (.12)              --            (.12)
   March 31, 2006         17.14        .18            3.06             3.24              --             (.32)           (.32)
   March 31, 2005         14.98        .05            2.59             2.64            (.47)            (.01)           (.48)
EUROPE 1.25x STRATEGY FUND C-CLASS
   MARCH 31, 2009         21.00        .07          (13.24)          (13.17)             --               --              --
   March 31, 2008         22.98        .31           (1.36)           (1.05)           (.23)            (.70)           (.93)
   March 31, 2007         19.25        .39            3.46             3.85            (.12)              --            (.12)
   March 31, 2006         16.57        .10            2.90             3.00              --             (.32)           (.32)
   March 31, 2005         14.62       (.09)           2.52             2.43            (.47)            (.01)           (.48)
JAPAN 2x STRATEGY FUND A-CLASS
   MARCH 31, 2009         25.12       (.06)         (16.24)          (16.30)           (.01)              --            (.01)
   March 31, 2008*        25.00         --ss           .12              .12              --               --              --
JAPAN 2x STRATEGY FUND C-CLASS
   MARCH 31, 2009         25.10       (.17)         (16.18)          (16.35)           (.01)              --            (.01)
   March 31, 2008*        25.00       (.02)            .12              .10              --               --              --

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                                --------------------------------
                                       NET ASSET                                          NET                   NET ASSETS,
                                         VALUE,       TOTAL                           INVESTMENT   PORTFOLIO      END OF
                          PAYMENTS       END OF    INVESTMENT     TOTAL       NET       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED             BY AFFILIATES     PERIOD     RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE         OMITTED)
----------             -------------   ---------   ----------   --------   --------   ----------   ---------   -------------
S&P SMALLCAP 600 PURE GROWTH FUND C-CLASS (FORMERLY, SMALL-CAP GROWTH FUND)
   MARCH 31, 2009         $ --          $ 16.32     (38.76)%    2.29%      2.29%       (1.28)%      1,066%       $   369
   March 31, 2008           --            26.65     (12.88)%    2.29%      2.29%       (1.57)%        834%         1,980
   March 31, 2007           --            31.94       0.38%     2.32%      2.32%       (1.83)%        623%         7,570
   March 31, 2006           --            31.82      17.63%     2.27%      2.27%       (1.57)%      1,003%         5,972
   March 31, 2005           --            27.78      10.68%     2.21%      2.21%       (1.58)%        983%         2,710
S&P SMALLCAP 600 PURE VALUE FUND A-CLASS (SMALL-CAP VALUE FUND)
   MARCH 31, 2009           --            11.08     (57.21)%    1.54%      1.54%        2.04%         878%            78
   March 31, 2008           --            26.56     (24.54)%    1.53%      1.53%        0.82%         566%         2,945
   March 31, 2007           --            35.54       6.49%     1.51%      1.51%        0.66%         728%         3,929
   March 31, 2006           --            33.40      20.35%     1.46%      1.46%       (0.11)%        806%           335
   March 31, 2005*          --            28.22      12.14%     1.43%**    1.43%**     (0.37)%**      744%           714
S&P SMALLCAP 600 PURE VALUE FUND C-CLASS (SMALL-CAP VALUE FUND)
   MARCH 31, 2009           --            10.62     (57.59)%    2.32%      2.32%        0.21%         878%           691
   March 31, 2008           --            25.71     (25.12)%    2.26%      2.26%        0.99%         566%        14,040
   March 31, 2007           --            34.68       5.65%     2.26%      2.26%       (0.16)%        728%         2,268
   March 31, 2006           --            32.85      19.29%     2.27%      2.27%       (0.60)%        806%        18,779
   March 31, 2005           --            28.01       9.96%     2.21%      2.21%       (0.89)%        744%        12,119
EUROPE 1.25x STRATEGY FUND A-CLASS
   MARCH 31, 2009           --             8.36     (62.43)%    1.68%      1.68%        1.05%         384%           316
   March 31, 2008           --            22.25      (4.60)%    1.69%      1.69%        2.42%         320%         1,750
   March 31, 2007           --            24.13      20.90%     1.54%      1.54%        2.33%         373%        10,892
   March 31, 2006           --            20.06      19.10%     1.67%      1.66%        1.02%         454%         1,378
   March 31, 2005           --            17.14      17.56%     1.62%      1.62%        0.29%          --            180
EUROPE 1.25x STRATEGY FUND C-CLASS
   MARCH 31, 2009           --             7.83     (62.71)%    2.43%      2.43%        0.42%         384%           754
   March 31, 2008           --            21.00      (5.28)%    2.40%      2.40%        1.27%         320%         6,149
   March 31, 2007           --            22.98      20.01%     2.40%      2.40%        1.85%         373%         9,539
   March 31, 2006           --            19.25      18.30%     2.42%      2.41%        0.59%         454%         8,703
   March 31, 2005           --            16.57      16.55%     2.37%      2.37%       (0.57)%         --          5,717
JAPAN 2x STRATEGY FUND A-CLASS
   MARCH 31, 2009          .20ssss         9.01     (64.10)%    1.53%      1.53%       (0.42)%         --            299
   March 31, 2008*          --            25.12       0.48%     1.25%**    1.25%**     (0.12)%**       --            636
JAPAN 2x STRATEGY FUND C-CLASS
   MARCH 31, 2009          .20ssss         8.94     (64.35)%    2.26%      2.26%       (0.98)%         --            879
   March 31, 2008*          --            25.10       0.40%     2.21%**    2.21%**     (0.74)%**       --            240

                                 PROSPECTUS 105

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                    NET       NET INCREASE
                                                  REALIZED     (DECREASE)
                                                    AND          IN NET
                       NET ASSET       NET       UNREALIZED   ASSET VALUE    DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT      GAINS       RESULTING        FROM NET        FROM NET
                       BEGINNING     INCOME     (LOSSES) ON       FROM         INVESTMENT       REALIZED         TOTAL
YEAR ENDED             OF PERIOD     (LOSS)+    INVESTMENTS    OPERATIONS        INCOME          GAINS       DISTRIBUTIONS
----------             ---------   ----------   -----------   ------------   -------------   -------------   -------------
STRENGTHENING DOLLAR 2x STRATEGY FUND A-CLASS
MARCH 31, 2009           $19.85       $ .02       $ 6.50        $ 6.52          $   --          $(6.73)         $(6.73)
March 31, 2008            25.35         .39        (5.89)        (5.50)             --              --              --
March 31, 2007            27.74         .91        (3.30)        (2.39)             --              --              --
March 31, 2006*           25.00         .50         2.37          2.87            (.13)             --            (.13)
STRENGTHENING DOLLAR 2x STRATEGY FUND C-CLASS
MARCH 31, 2009            19.42        (.14)        6.46          6.32              --           (6.73)          (6.73)
March 31, 2008            24.99         .42        (5.99)        (5.57)             --              --              --
March 31, 2007            27.56         .70        (3.27)        (2.57)             --              --              --
March 31, 2006*           25.00         .36         2.33          2.69            (.13)             --            (.13)
WEAKENING DOLLAR 2x STRATEGY FUND A-CLASS
MARCH 31, 2009            29.27        (.07)       (8.77)        (8.84)          (1.28)          (2.77)          (4.05)
March 31, 2008            26.18         .70         7.17          7.87           (4.78)            (--)ss        (4.78)
March 31, 2007            22.70         .91         2.57          3.48              --              --              --
March 31, 2006*           25.00         .51        (2.67)        (2.16)           (.14)             --            (.14)
WEAKENING DOLLAR 2x STRATEGY FUND C-CLASS
MARCH 31, 2009            28.53        (.21)       (8.54)        (8.75)          (1.28)          (2.77)          (4.05)
March 31, 2008            25.81         .43         7.07          7.50           (4.78)            (--)ss        (4.78)
March 31, 2007            22.55         .71         2.55          3.26              --              --              --
March 31, 2006*           25.00         .34        (2.65)        (2.31)           (.14)             --            (.14)
REAL ESTATE FUND A-CLASS
MARCH 31, 2009            32.42         .74       (19.43)       (18.69)           (.90)             --            (.90)
March 31, 2008            42.16         .54       (10.05)        (9.51)           (.23)             --            (.23)
March 31, 2007            36.46         .46         5.53          5.99            (.17)           (.12)           (.29)
March 31, 2006            27.84         .64         8.18          8.82              --            (.20)           (.20)
March 31, 2005*           26.66         .09         1.24          1.33            (.03)           (.12)           (.15)
REAL ESTATE FUND C-CLASS
MARCH 31, 2009            31.44         .66       (18.87)       (18.21)           (.90)             --            (.90)
March 31, 2008            41.22         .29        (9.84)        (9.55)           (.23)             --            (.23)
March 31, 2007            35.93         .19         5.39          5.58            (.17)           (.12)           (.29)
March 31, 2006            27.64         .43         8.06          8.49              --            (.20)           (.20)
March 31, 2005            26.63         .41          .75          1.16            (.03)           (.12)           (.15)

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                           ---------------------
                       NET ASSET                                          NET                   NET ASSETS,
                         VALUE,       TOTAL                           INVESTMENT   PORTFOLIO      END OF
                         END OF    INVESTMENT     TOTAL       NET       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED               PERIOD     RETURN++    EXPENSES   EXPENSES     (LOSS)       RATE         OMITTED)
----------             ---------   ----------   --------   --------   ----------   ---------   -------------
STRENGTHENING DOLLAR 2x STRATEGY FUND A-CLASS
MARCH 31, 2009           $19.64      30.59%      1.69%      1.69%       0.07%           --        $ 7,314
March 31, 2008            19.85     (21.70)%     1.66%      1.66%       1.73%           --          2,795
March 31, 2007            25.35      (8.62)%     1.66%      1.66%       3.53%           --            108
March 31, 2006*           27.74      11.47%      1.68%**    1.68%**     2.17%**         --             91
STRENGTHENING DOLLAR 2x STRATEGY FUND C-CLASS
MARCH 31, 2009            19.01      30.36%      2.44%      2.44%      (0.66)%          --          5,728
March 31, 2008            19.42     (22.29)%     2.40%      2.40%       1.84%           --          6,131
March 31, 2007            24.99      (9.33)%     2.40%      2.40%       2.75%           --          2,630
March 31, 2006*           27.56      10.75%      2.41%**    2.41%**     1.51%**         --            769
WEAKENING DOLLAR 2x STRATEGY FUND A-CLASS
MARCH 31, 2009            16.38     (29.87)%     1.69%      1.69%      (0.30)%          --         17,642
March 31, 2008            29.27      32.49%      1.67%      1.67%       2.51%           --         22,148
March 31, 2007            26.18      15.33%      1.65%      1.65%       3.63%           --         21,502
March 31, 2006*           22.70      (8.65)%     1.70%**    1.70%**     2.66%**         --          2,989
WEAKENING DOLLAR 2x STRATEGY FUND C-CLASS
MARCH 31, 2009            15.73     (30.37)%     2.45%      2.45%      (0.93)%          --          8,687
March 31, 2008            28.53      31.47%      2.41%      2.41%       1.57%           --         21,604
March 31, 2007            25.81      14.46%      2.40%      2.40%       2.87%           --         14,160
March 31, 2006*           22.55      (9.25)%     2.46%**    2.46%**     1.79%**         --          3,916
REAL ESTATE FUND A-CLASS
MARCH 31, 2009            12.83     (58.00)%     1.68%      1.68%       2.81%          780%         1,554
March 31, 2008            32.42     (22.59)%     1.64%      1.64%       1.45%          832%         2,866
March 31, 2007            42.16      16.43%      1.61%      1.61%       1.10%          762%         9,061
March 31, 2006            36.46      31.75%      1.57%      1.57%       2.02%        1,304%           375
March 31, 2005*           27.84       4.98%      1.54%**    1.54%**     0.52%**      1,773%            71
REAL ESTATE FUND C-CLASS
MARCH 31, 2009            12.33     (58.28)%     2.42%      2.42%       2.62%          780%         1,075
March 31, 2008            31.44     (23.21)%     2.39%      2.39%       0.78%          832%         2,290
March 31, 2007            41.22      15.53%      2.36%      2.36%       0.48%          762%         5,469
March 31, 2006            35.93      30.79%      2.36%      2.36%       1.35%        1,304%         3,548
March 31, 2005            27.64       4.35%      2.32%      2.32%       1.52%        1,773%         1,293

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                 NET REALIZED      NET INCREASE
                       NET ASSET       NET           AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED          TOTAL
YEAR ENDED             OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
----------             ---------   ----------   --------------   ---------------   -------------   -------------   -------------
GOVERNMENT LONG BOND 1.2x STRATEGY FUND A-CLASS
MARCH 31, 2009           $11.79       $ .34        $ 1.95             $ 2.29          $ (.33)         $   --          $ (.33)
March 31, 2008            10.60         .38          1.19               1.57            (.38)             --            (.38)
March 31, 2007            10.50         .38           .10                .48            (.38)             --            (.38)
March 31, 2006            11.07         .40          (.58)              (.18)           (.39)             --            (.39)
March 31, 2005            11.05         .39           .02                .41            (.39)             --            (.39)
GOVERNMENT LONG BOND 1.2x STRATEGY FUND C-CLASS
MARCH 31, 2009            11.77         .25          1.94               2.19            (.24)             --            (.24)
March 31, 2008            10.59         .30          1.18               1.48            (.30)             --            (.30)
March 31, 2007            10.50         .31           .08                .39            (.30)             --            (.30)
March 31, 2006            11.07         .31          (.57)              (.26)           (.31)             --            (.31)
March 31, 2005            11.05         .31           .02                .33            (.31)             --            (.31)
INVERSE GOVERNMENT LONG BOND STRATEGY FUND A-CLASS
MARCH 31, 2009            16.57        (.15)        (3.32)             (3.47)             --              --              --
March 31, 2008            19.16         .44         (2.37)             (1.93)           (.66)             --            (.66)
March 31, 2007            19.52        (.14)          .41                .27            (.63)             --            (.63)
March 31, 2006            18.84        (.12)          .80                .68              --              --              --
March 31, 2005            19.71        (.13)         (.74)              (.87)             --              --              --
INVERSE GOVERNMENT LONG BOND STRATEGY FUND C-CLASS
MARCH 31, 2009            15.65        (.25)        (3.12)             (3.37)             --              --              --
March 31, 2008            18.26         .29         (2.24)             (1.95)           (.66)             --            (.66)
March 31, 2007            18.78        (.27)          .38                .11            (.63)             --            (.63)
March 31, 2006            18.25        (.25)          .78                .53              --              --              --
March 31, 2005            19.24        (.27)         (.72)              (.99)             --              --              --
HIGH YIELD STRATEGY FUND A-CLASS
MARCH 31, 2009            24.31        (.16)        (3.51)             (3.67)          (4.00)             --           (4.00)
March 31, 2008*           25.00         .69         (1.31)              (.62)           (.07)             --            (.07)
HIGH YIELD STRATEGY FUND C-CLASS
MARCH 31, 2009            24.12        (.25)        (3.54)             (3.79)          (4.00)             --           (4.00)
March 31, 2008*           25.00         .46         (1.27)              (.81)           (.07)             --            (.07)
INVERSE HIGH YIELD STRATEGY FUND A-CLASS
MARCH 31, 2009            51.26        (.10)         5.29               5.19              --           (1.32)          (1.32)
March 31, 2008*           50.00         .54           .72               1.26              --              --              --
INVERSE HIGH YIELD STRATEGY FUND C-CLASS
MARCH 31, 2009            51.06        (.52)         5.27               4.75              --           (1.32)          (1.32)
March 31, 2008*           50.00        (.62)         1.68               1.06              --              --              --

                                                          RATIOS TO AVERAGE NET ASSETS:
                                                -------------------------------------------------
                                                                                       COMBINED
                       NET ASSET                                           NET           NET                     NET ASSETS,
                         VALUE,      TOTAL        TOTAL    OPERATING   INVESTMENT     INVESTMENT    PORTFOLIO      END OF
                         END OF    INVESTMENT   EXPENSES   EXPENSES#     INCOME     INCOME (LOSS)    TURNOVER   PERIOD (000'S
YEAR ENDED               PERIOD     RETURN++    (square)    (square)     (LOSS)       (triangle)      RATE         OMITTED)
----------             ---------   ----------   --------   ---------   ----------   -------------   ---------   -------------
GOVERNMENT LONG BOND 1.2x STRATEGY FUND A-CLASS
MARCH 31, 2009           $13.75       19.84%     1.23%       1.23%       2.74%            --          1,794%      $ 11,119
March 31, 2008            11.79       15.13%     1.22%       1.22%       3.44%            --          1,142%        20,374
March 31, 2007            10.60        4.71%     1.22%       1.22%       3.64%            --          1,357%        11,460
March 31, 2006            10.50       (1.88)%    1.17%       1.17%       3.45%            --          1,451%         1,503
March 31, 2005            11.07        3.86%     1.15%       1.15%       3.63%            --            737%         1,703
GOVERNMENT LONG BOND 1.2x STRATEGY FUND C-CLASS
MARCH 31, 2009            13.72       18.90%     1.97%       1.97%       2.00%            --          1,794%         5,502
March 31, 2008            11.77       14.20%     1.98%       1.98%       2.80%            --          1,142%         6,239
March 31, 2007            10.59        3.84%     1.96%       1.96%       2.93%            --          1,357%        15,640
March 31, 2006            10.50       (2.61)%    1.93%       1.93%       2.69%            --          1,451%         7,293
March 31, 2005            11.07        3.10%     1.92%       1.92%       2.86%            --            737%        11,005
INVERSE GOVERNMENT LONG BOND STRATEGY FUND A-CLASS
MARCH 31, 2009            13.10      (20.94)%    3.00%       1.65%      (0.94)%           --            584%        54,574
March 31, 2008            16.57      (10.25)%    3.86%       1.65%       2.37%            --            550%        37,256
March 31, 2007            19.16        1.47%     5.22%       1.61%       3.43%            --            192%        69,606
March 31, 2006            19.52        3.61%     4.91%       1.58%      (0.65)%         0.53%           179%       124,679
March 31, 2005            18.84       (4.41)%    5.35%       1.56%      (0.64)%         1.29%           101%       177,178
INVERSE GOVERNMENT LONG BOND STRATEGY FUND C-CLASS
MARCH 31, 2009            12.28      (21.53)%    3.81%       2.41%      (1.70)%           --            584%       123,413
March 31, 2008            15.65      (10.87)%    4.44%       2.40%       1.62%            --            550%       124,572
March 31, 2007            18.26        0.67%     5.97%       2.36%       2.68%            --            192%       213,175
March 31, 2006            18.78        2.90%     5.66%       2.33%      (1.40)%        (0.22)%          179%       533,862
March 31, 2005            18.25       (5.15)%    6.11%       2.32%      (1.40)%         0.53%           101%       893,249
HIGH YIELD STRATEGY FUND A-CLASS
MARCH 31, 2009            16.64      (16.15)%    1.57%       1.57%      (0.71)%           --             --          5,748
March 31, 2008*           24.31       (2.49)%    1.50%**     1.50%**     2.79%**          --             --         10,530
HIGH YIELD STRATEGY FUND C-CLASS
MARCH 31, 2009            16.33      (16.83)%    2.32%       2.32%      (1.21)%           --             --          1,773
March 31, 2008*           24.12       (3.25)%    2.22%**     2.22%**     1.90%**          --             --          1,001
INVERSE HIGH YIELD STRATEGY FUND A-CLASS
MARCH 31, 2009            55.13       10.17%     1.52%       1.52%      (0.19)%           --             --          2,278
March 31, 2008*           51.26        2.52%     1.52%**     1.52%**     1.09%**          --             --          1,673
INVERSE HIGH YIELD STRATEGY FUND C-CLASS
MARCH 31, 2009            54.49        9.34%     2.28%       2.28%      (1.00)%           --             --            869
March 31, 2008*           51.06        2.12%     2.26%**     2.26%**    (1.25)%**         --             --          2,958

                                 PROSPECTUS 107


FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                 NET REALIZED     NET INCREASE
                       NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED             OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
----------             ---------   ----------   --------------   ---------------   -------------   -------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2009        $1.00        $.01           $--              $.01            $(.01)            $--
   March 31, 2008         1.00         .03            --               .03             (.03)             --
   March 31, 2007         1.00         .04            --               .04             (.04)             --
   March 31, 2006         1.00         .03            --               .03             (.03)             --
   March 31, 2005         1.00         .01            --               .01             (.01)             --
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2009         1.00          --            --                --              (--)ss           --
   March 31, 2008         1.00         .03            --               .03             (.03)             --
   March 31, 2007         1.00         .03            --               .03             (.03)             --
   March 31, 2006         1.00         .02            --               .02             (.02)             --
   March 31, 2005         1.00         --ss           --                --ss            (--)ss           --


                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                --------------------------------
                                       NET ASSET                                          NET                    NET ASSETS,
                                        VALUE,        TOTAL                           INVESTMENT   PORTFOLIO       END OF
                           TOTAL        END OF     INVESTMENT     TOTAL       NET       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS    PERIOD      RETURN++    EXPENSES   EXPENSES     (LOSS)        RATE        OMITTED)
----------             -------------   ---------   ----------   --------   --------   ----------   ---------   -------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2009         $(.01)         $1.00         0.85%       1.20%      1.09%       0.74%         --        $ 49,072
   March 31, 2008          (.03)          1.00         3.51%       1.18%      1.18%       3.45%         --          21,174
   March 31, 2007          (.04)          1.00         4.01%       1.17%      1.17%       3.97%         --          18,779
   March 31, 2006          (.03)          1.00         2.51%       1.15%      1.15%       2.66%         --          14,324
   March 31, 2005          (.01)          1.00         0.59%       1.10%      1.10%       0.93%         --           7,335
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2009           (--)ss        1.00         0.26%       1.95%      1.70%       0.24%         --         135,384
   March 31, 2008          (.03)          1.00         2.74%       1.93%      1.93%       2.69%         --         121,436
   March 31, 2007          (.03)          1.00         3.24%       1.92%      1.92%       3.20%         --         120,415
   March 31, 2006          (.02)          1.00         1.76%       1.89%      1.89%       1.72%         --         131,045
   March 31, 2005           (--)ss        1.00         0.19%       1.87%      1.51%       0.19%         --         155,668

*     SINCE THE COMMENCEMENT OF OPERATIONS:

         SEPTEMBER 1, 2004 -- S&P SMALLCAP 600 PURE VALUE FUND A-CLASS, S&P MIDCAP 400 PURE VALUE FUND A-CLASS, S&P 500 PURE VALUE FUND A-CLASS, S&P SMALLCAP 600 PURE GROWTH FUND A-CLASS, S&P MIDCAP 400 PURE GROWTH FUND A-CLASS, AND S&P 500 PURE GROWTH FUND A-CLASS, REAL ESTATE FUND A-CLASS;

         MAY 25, 2005 -- STRENGTHENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS AND WEAKENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS;

         MAY 31, 2006 -- S&P 500 FUND A-CLASS AND C-CLASS AND RUSSELL 2000(R) FUND A-CLASS AND C-CLASS;

         APRIL 16, 2007 -- HIGH YIELD STRATEGY FUND A-CLASS AND C-CLASS AND INVERSE HIGH YIELD STRATEGY FUND A-CLASS AND C-CLASS;

         FEBRUARY 22, 2008 -- JAPAN 2X STRATEGY FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ INVERSE S&P 500 STRATEGY FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2007 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 23, 2007; S&P 500 PURE VALUE FUND -- PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

# OPERATING EXPENSES EXCLUDE INTEREST AND DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT.

SS    LESS THAN $.01 PER SHARE.

SS SS EXCLUDING THE REIMBURSEMENT, THE FUND'S TOTAL RETURN WOULD HAVE BEEN
      -64.90%, -65.15% AND -64.90% FOR THE A-CLASS, C-CLASS AND H-CLASS, RESPECTIVELY.

      PRIOR TO APRIL 1, 2007, THE NOVA FUND, INVERSE S&P 500 STRATEGY FUND, INVERSE NASDAQ-100(R) STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND OPERATED UNDER A MASTER- FEEDER STRUCTURE.

         (triangle) RATIOS REPRESENT COMBINED NET INVESTMENT INCOME OF THE
                    FORMER MASTER PORTFOLIO AND THE FUND. RATIOS SHOWN UNDER THE CAPTION "COMBINED NET INVESTMENT INCOME (LOSS)" FOR THE YEAR ENDED MARCH 31, 2006 AND PRECEDING PERIODS DID NOT REFLECT THE NET INVESTMENT INCOME OF THE FORMER MASTER PORTFOLIO. THIS HAS NO EFFECT ON THE FUND'S NET ASSET VALUE, PER SHARE VALUE OR TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

         (square) EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING FORMER MASTER PORTFOLIO FOR THE YEAR ENDED MARCH 31, 2007 AND PRECEDING PERIODS.

INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S


THE INVERSE S&P 500 STRATEGY, MID-CAP 1.5X STRATEGY, NOVA, S&P 500, S&P 500 PURE GROWTH, S&P 500 PURE VALUE, S&P MIDCAP 400 PURE GROWTH, S&P MIDCAP 400 PURE VALUE, S&P SMALLCAP 600 PURE GROWTH, S&P SMALLCAP 600 PURE VALUE, (THE "RYDEX S&P FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR CITIGROUP GLOBAL MARKETS, INC. ("CITIGROUP"). S&P AND CITIGROUP MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX S&P FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX S&P FUNDS PARTICULARLY OR THE ABILITY OF THE S&P 500(R) INDEX, S&P MIDCAP 400(R) INDEX, S&P 500/CITIGROUP PURE GROWTH INDEX, S&P 500/CITIGROUP PURE VALUE INDEX, S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX AND S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX (THE "S&P INDICES") TO TRACK GENERAL STOCK MARKET PERFORMANCE OR PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P AND CITIGROUP'S ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO LICENSEE OR THE RYDEX S&P FUNDS. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE RYDEX S&P FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDICES.

S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE RYDEX S&P FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE RYDEX S&P FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX S&P FUNDS ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE RYDEX S&P FUNDS.

S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P AND CITIGROUP SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX S&P FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," STANDARD & POOR'S SMALLCAP," "S&P SMALLCAP 600," "S&P 500/CITIGROUP PURE VALUE," "S&P 500/CITIGROUP PURE GROWTH," "S&P MIDCAP 400/CITIGROUP PURE VALUE," "S&P MIDCAP 400/CITIGROUP PURE GROWTH," "S&P SMALLCAP 600/CITIGROUP PURE VALUE," AND "S&P SMALLCAP 600/CITIGROUP PURE GROWTH" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

                                 PROSPECTUS 109


     - THE RESULTS TO BE OBTAINED BY THE JAPAN 2X STRATEGY FUND, THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

     FURTHER, NIKKEI DOES NOT:

     - RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2X STRATEGY FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2X STRATEGY FUND;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE JAPAN 2X STRATEGY FUND;

     - CONSIDER THE NEEDS OF THE JAPAN 2X STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2X STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

     - HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2X STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

     - HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R) , NASDAQ-100(R) , AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE

ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

More information about the Index Publishers is located in the SAI.

                                 PROSPECTUS 111

ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

                                 PROSPECTUS 113


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

                                      114


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

                                 PROSPECTUS 115


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com
RSFAC-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                                       H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2009

                                                                   OPPORTUNISTIC
                                              RYDEX|SGI ALL-CAP OPPORTUNITY FUND
                                                (FORMERLY, SECTOR ROTATION FUND)

                                        RYDEX|SGI INTERNATIONAL OPPORTUNITY FUND
                                         (FORMERLY, INTERNATIONAL ROTATION FUND)

                                                                    ALTERNATIVES
                                RYDEX|SGI ALTERNATIVE STRATEGIES ALLOCATION FUND

                                           RYDEX|SGI GLOBAL 130/30 STRATEGY FUND
                                          (FORMERLY, MULTI-CAP CORE EQUITY FUND)

                                            RYDEX|SGI GLOBAL MARKET NEUTRAL FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

TABLE OF CONTENTS
OPPORTUNISTIC FUNDS
   ALL-CAP OPPORTUNITY FUND ..............................................    2
   INTERNATIONAL OPPORTUNITY FUND ........................................    3
ALTERNATIVE FUNDS
   ALTERNATIVE STRATEGIES ALLOCATION FUND ................................    4
   GLOBAL 130/30 STRATEGY FUND ...........................................    7
   GLOBAL MARKET NEUTRAL FUND ............................................    9
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................   11
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................   12
FUND PERFORMANCE .........................................................   21
FUND FEES AND EXPENSES ...................................................   24
MORE INFORMATION ABOUT THE FUNDS .........................................   26
INVESTMENT METHODOLOGY ...................................................   26
SHAREHOLDER INFORMATION ..................................................   27
TRANSACTION INFORMATION ..................................................   28
BUYING FUND SHARES .......................................................   29
SELLING FUND SHARES ......................................................   32
EXCHANGING FUND SHARES ...................................................   33
RYDEX ACCOUNT POLICIES ...................................................   34
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   37
DIVIDENDS AND DISTRIBUTIONS ..............................................   38
TAX INFORMATION ..........................................................   38
MANAGEMENT OF THE FUNDS ..................................................   39
FINANCIAL HIGHLIGHTS .....................................................   43
ADDITIONAL INFORMATION ...................................................   44

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM

OPPORTUNISTIC FUNDS
ALTERNATIVE FUNDS

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:

OPPORTUNISTIC FUNDS - All-Cap Opportunity Fund, International Opportunity Fund

ALTERNATIVE FUNDS - Alternative Strategies Allocation Fund, Global 130/30 Strategy Fund and Global Market Neutral Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac") and the Global 130/30 Strategy Fund and Global Market Neutral Fund are sub-advised by Security Global Investors, LLC ("SGI").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site -www.rydex-sgi.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUNDS ARE INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND ARE NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ALL-CAP OPPORTUNITY FUND
(FORMERLY, SECTOR ROTATION FUND)

H-CLASS (RYSRX)

FUND OBJECTIVE

The All-Cap Opportunity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The All-Cap Opportunity Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the common stock of the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The All-Cap Opportunity Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Counterparty Credit Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Foreign Issuer Exposure Risk

          -    Large-Capitalization Securities Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Short Sales Risk

          -    Small-Capitalization and Mid-Capitalization Securities Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3

INTERNATIONAL OPPORTUNITY FUND
(FORMERLY, INTERNATIONAL ROTATION FUND)

H-CLASS (RYFHX)

FUND OBJECTIVE

The International Opportunity Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Opportunity Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of futures contracts, exchange-traded funds, some of which may be affiliated with the Fund, options on securities and currencies, and swap agreements, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Valu-Trac selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by Valu-Trac to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model.

In an attempt to manage currency risk and enhance returns for the Fund, Valu-Trac intends to actively manage the Fund's currency exposure by employing a currency overlay strategy to change the exposure of the currencies in which the underlying assets are denominated into any combination of the currencies represented in the Index. For example, Valu-Trac may overweight or underweight exposure to a particular country's currency relative to that currency's weighting in the Fund or in the Index or may seek to gain exposure to currencies for countries included in the Index, which may at times be overweight relative to the Index, even if the Fund does not have exposure to the underlying equity. In executing this strategy, the Fund intends to obtain its currency exposure primarily through futures contracts but also may do so through other means, including exchange traded funds, swap agreements, forward currency contracts and purchases of currency on a spot basis.

For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Opportunity Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Currency Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Foreign Issuer Exposure Risk

          -    Investment in Investment Companies Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Short Sales Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

ALTERNATIVE STRATEGIES ALLOCATION FUND
H-CLASS (RYFOX)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund, a "fund of funds," seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation. Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

MARKET NEUTRAL

Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the US and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

LONG/SHORT EQUITY

Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

MERGER ARBITRAGE

Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition. They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

COMMODITIES

Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

CURRENCY ARBITRAGE

Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

GLOBAL MACRO

Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

FIXED INCOME ARBITRAGE

Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

MANAGED FUTURES

Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

REAL ESTATE

Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the following underlying investments. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The

                                  PROSPECTUS 5


Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

UNDERLYING INVESTMENTS:
RYDEX UNDERLYING INVESTMENTS (AFFILIATED)
   Rydex Series Funds Multi-Hedge Strategies Fund
   Rydex Series Funds Commodities Strategy Fund
   Rydex Series Funds Global Market Neutral Fund
   Rydex Series Funds Long/Short Commodities Strategy Fund
   Rydex Series Funds Managed Futures Strategy Fund
   Rydex Series Funds Real Estate Fund
   CurrencyShares Australian Dollar Trust
   CurrencyShares British Pound Sterling Trust
   CurrencyShares Canadian Dollar Trust
   CurrencyShares Euro Trust
   CurrencyShares Japanese Yen Trust
   CurrencyShares Mexican Peso Trust
   CurrencyShares Russian Ruble Trust
   CurrencyShares Swedish Krona Trust
   CurrencyShares Swiss Franc Trust
UN-AFFILIATED UNDERLYING INVESTMENTS
   PowerShares DB G10 Currency Harvest Fund

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds, commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Commodity-Linked Derivative Investment Risk

          -    Conflicts of Interest Risk

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Emerging Markets Risk

          -    Energy Sector Concentration Risk

          -    Exchange Traded Note Risk

          -    Fixed Income Risk

          -    Foreign Issuer Exposure Risk

          -    Fund of Funds Risk

          -    High Yield Risk

          -    Initial Public Offering ("IPO") Risk

          -    Investment in Investment Companies Risk

          -    Large-Capitalization Securities Risk

          -    Leveraging Risk

          -    Liquidity Risk

          -    Market Risk

          -    Portfolio Turnover Risk

          -    Real Estate Sector Concentration Risk

          -    Short Sales Risk

          -    Small-Capitalization and Mid-Capitalization Securities Risk

          -    Tax Risk

          -    Tracking Error Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7


GLOBAL 130/30 STRATEGY FUND
(FORMERLY, MULTI-CAP CORE EQUITY FUND)

H-CLASS (RYQMX)

FUND OBJECTIVE

The Global 130/30 Strategy Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Global 130/30 Strategy Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets that generally have a minimum market capitalization of $750 million, although the Fund may invest in companies with smaller market capitalization. The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental research process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

SGI employs quantitative and qualitative research methods to evaluate an investment universe of the approximately 5,000 largest companies in the world to determine the most promising investment opportunities for the Fund. Once the investment universe has been narrowed, the SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the portfolio by selecting certain outlier stocks while considering sector weights and overall risk control. The Fund will seek to maintain a net long exposure (the market value of the total long positions minus the market value of the total short positions) of approximately 100%. To this end, the Fund will generally seek to invest 130% of its managed assets in securities ("long") and sell short securities amounting to approximately 30% of its managed assets ("short"), but may vary from those targets.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings ("IPOs"), other investment companies, American Depositary Receipts, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Global 130/30 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Emerging Markets Risk

          -    Foreign Issuer Exposure Risk

          -    Investment in Investment Companies Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Short Sales Risk

          -    Small-Capitalization and Mid-Capitalization Securities Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


GLOBAL MARKET NEUTRAL FUND
H-CLASS (RYGNX)

FUND OBJECTIVE

The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

To accomplish the Global Market Neutral Fund's investment objective, the Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million, although the Fund may invest in companies with smaller market capitalizations. The Fund's "absolute return" strategy seeks to deliver, under a variety of market conditions or cycles, positive returns that have low correlation to the performance of the global equity market. In executing this strategy, the SGI employs risk management techniques designed to reduce or avoid undesirable investment risks. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental screening process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

Once the investment universe has been narrowed, SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the portfolio by selecting certain of the outlier stocks while considering sector weights and overall risk control. Generally, the long and short positions are matched on a variety of risk characteristics in order to abate the overall portfolio's exposure to systematic risk normally associated with global equity investing.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings, other investment companies, American Depositary Receipts, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Global Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

          -    Counterparty Credit Risk

          -    Currency Risk

          -    Depositary Receipt Risk

          -    Derivatives Risk

          -    Early Closing Risk

          -    Emerging Markets Risk

          -    Foreign Issuer Exposure Risk

          -    Initial Public Offering ("IPO") Risk

          -    Investment in Investment Companies Risk

          -    Leveraging Risk

          -    Market Risk

          -    Non-Diversification Risk

          -    Portfolio Turnover Risk

          -    Short Sales Risk

          -    Small-Capitalization and Mid-Capitalization Securities Risk

          -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 12 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 11


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                            ALTERNATIVE
                                                ALL-CAP     INTERNATIONAL    STRATEGIES   GLOBAL 130/30   GLOBAL MARKET
                                              OPPORTUNITY    OPPORTUNITY     ALLOCATION      STRATEGY        NEUTRAL
                                                  FUND           FUND           FUND           FUND            FUND
                                              -----------   -------------   -----------   -------------   -------------
Commodity-Linked Derivative Investment Risk                                      X
Conflicts of Interest Risk                                                       X
Counterparty Credit Risk                           X                             X              X               X
Currency Risk                                                     X              X              X               X
Depositary Receipt Risk                            X                             X              X               X
Derivatives Risk                                   X              X              X              X               X
Early Closing Risk                                 X              X              X              X               X
Emerging Markets Risk                                                            X              X               X
Energy Sector Concentration Risk                                                 X
Exchange Traded Note Risk                                                        X
Fixed Income Risk                                                                X
Foreign Issuer Exposure Risk                       X              X              X              X               X
Fund of Funds Risk                                                               X
High Yield Risk                                                                  X
Initial Public Offering ("IPO") Risk                                             X                              X
Investment in Investment Companies Risk                           X              X              X               X
Large-Capitalization Securities Risk               X                             X
Leveraging Risk                                                                  X              X               X
Liquidity Risk                                                                   X
Market Risk                                        X              X              X              X               X
Non-Diversification Risk                           X              X                             X               X
Portfolio Turnover Risk                            X              X              X              X               X
Real Estate Sector Concentration Risk                                            X
Short Sales Risk                                   X              X              X              X               X
Small-Capitalization and Mid-Capitalization
Securities Risk                                    X                             X              X               X
Tax Risk                                                                         X
Tracking Error Risk                                                              X
Trading Halt Risk                                  X              X              X              X               X

DESCRIPTIONS OF PRINCIPAL RISKS

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Rydex Series Funds Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which are included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is

                                  PROSPECTUS 13

creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Rydex Series Funds Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which are included in a separate prospectus, may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - Certain of the underlying funds may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

     The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

          - The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          - There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

          - Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

          - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          - Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income

                                  PROSPECTUS 15


economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund and certain underlying funds may also be subject to this risk with respect to certain of the Fund's and underlying funds' investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

ENERGY SECTOR CONCENTRATION RISK - The risk the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Alternative Strategies Allocation Fund's, underlying funds' investments are concentrated in the same economic sector, the underlying funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

EXCHANGE-TRADED NOTES RISK - Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and exchange-traded funds (ETFs). The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. In the case of the Alternative Strategies Fund, certain of the underlying funds' decisions to sell their ETN holdings may also be limited by the availability of a secondary market. If an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an underlying fund holds its investment in an ETN until maturity, the issuer will give the underlying fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

INITIAL PUBLIC OFFERING ("IPO") RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund's or an underlying fund's performance likely will decrease as the Fund's or underlying fund's asset size increases, which could reduce the Fund's or underlying fund's, and thus the Fund's, total returns. IPOs may not be consistently available to the Fund or an underlying fund for investing, particularly as the Fund's or underlying fund's asset base grows. Because IPO shares frequently are volatile in price, the underlying funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's or underlying fund's portfolio and may lead to increased expenses for the underlying fund, such as commissions and transaction costs. By selling IPO shares, the Fund or certain underlying funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the underlying funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's or underlying funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of

                                  PROSPECTUS 17


continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. The Alternative Strategies Allocation Fund, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Alternative Strategies Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Alternative Strategies Allocation Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Alternative Strategies Allocation Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund and the underlying funds may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     EXCHANGE-TRADED FUND ("ETF") RISK - The Alternative Strategies Allocation Fund and International Opportunity Fund may invest to a significant extent in shares of exchange-traded funds. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may employ leverage and may invest in leveraged instruments. The more the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in leveraged instruments, including borrowing, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds, are subject to liquidity risk. Under certain circumstances, it may be difficult for the Fund or underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or underlying funds may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or underlying fund's portfolio, the ability of the Rydex Series Funds Managed Futures Strategy Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate

                                  PROSPECTUS 19


industry. Also, Equity Real Estate Investment Trusts ("REITs") may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or underlying fund's needs for immediate cash or other liquidity. The Fund's or underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. When the Fund or an underlying fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the underlying funds to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the underlying funds must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the underlying funds invest will not be considered qualifying income after September 30, 2006. The underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

Certain of the affiliated underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the affiliated underlying funds in a manner consistent with the affiliated underlying funds current investment objectives by investing in these commodities-linked structured notes.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' performance to match or correlate to that of an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as an underlying fund's expenses, imperfect correlation between an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

TRADING HALT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                  PROSPECTUS 21


FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Funds for the calendar year ended December 31, 2008. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

ALL-CAP OPPORTUNITY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 4.11%.

                                   (BAR CHART)

2003    30.98%
2004    10.30%
2005    14.15%
2006    11.30%
2007    21.83%
2008   -40.23%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.96%              (quarter ended 12/31/2008) -21.78%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           Since Inception
H-CLASS SHARES                                                Past 1 Year   Past 5 Years     (3/22/2002)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -40.23%         0.41%             0.58%
Return After Taxes on Distributions                             -40.23%         0.01%             0.29%
Return After Taxes on Distributions and Sale of Fund Shares     -26.15%         0.33%             0.48%
Russell 3000(R)Index(1)                                         -37.31%        -1.95%            -1.18%
S&P 500(R)Index(2)                                              -37.00%        -2.19%            -1.64%

(1) EFFECTIVE 8/1/2009, THE FUND CHANGED ITS COMPARATIVE BENCHMARK TO THE RUSSELL 3000(R) INDEX. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THIS IS A NEW INDEX THAT HAS BEEN CHOSEN AS A COMPARATIVE INDEX FOR THE FUND. THE ADVISER BELIEVES THAT THIS INDEX IS THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES GIVEN THE INVESTMENT STRATEGY OF THE FUND.

(2) THE S&P 500(R)INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

INTERNATIONAL OPPORTUNITY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.04%.

                                   (BAR CHART)

2008   -36.34%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) -1.22%               (quarter ended 9/30/2008) -17.12%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (8/31/2007)
--------------                                                -----------   ---------------
Return Before Taxes                                             -36.34%         -26.81%
Return After Taxes on Distributions                             -36.83%         -27.66%
Return After Taxes on Distributions and Sale of Fund Shares     -23.64%         -22.98%
MSCI EAFE Index (Net)(1)                                        -43.38%         -33.00%
MSCI World Ex US Index (Net) (2)                                -43.56%         -32.93%

(1) EFFECTIVE MAY 1, 2009, THE FUND CHANGED ITS INVESTMENT STRATEGY TO PROVIDE EXPOSURE TO THE COUNTRIES INCLUDED IN THE MSCI EAFE INDEX. THE MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS, EXCLUDING THE US & CANADA. AS OF JUNE 2007, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(2) THE MSCI WORLD EX US INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED-MARKET EQUITY PERFORMANCE THROUGHOUT THE WORLD, EXCLUDING THE UNITED STATES AND CURRENTLY INCLUDES:
     AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 23


ALTERNATIVE STRATEGIES ALLOCATION FUND

THE ALTERNATIVE STRATEGIES ALLOCATION FUND COMMENCED OPERATIONS ON MARCH 7, 2008 AND THEREFORE DOES NOT HAVE A PERFORMANCE HISTORY FOR A FULL CALENDAR YEAR.

GLOBAL 130/30 STRATEGY FUND

PRIOR TO APRIL 1, 2009, THE GLOBAL 130/30 STRATEGY FUND SOUGHT TO ACHIEVE ITS OBJECTIVE USING A SUBSTANTIALLY DIFFERENT INVESTMENT STRATEGY SEEKING EXPOSURE IN THE CORE U.S. EQUITY MARKET.

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.00%.

                                   (BAR CHART)

2003    32.49%
2004    14.80%
2005     7.60%
2006    14.95%
2007    -5.24%
2008   -38.17%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 06/30/2003) 16.26%             (quarter ended 12/31/2008) -23.43%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                           Since Inception
H-CLASS SHARES                                                Past 1 Year   Past 5 Years     (9/23/2002)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                               -38.17%         -3.61%           2.40%
Return After Taxes on Distributions                               -38.36%         -5.22%           0.99%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                         -24.82%         -3.23%           1.87%
MSCI World Index (Net)(1)                                         -40.72%         -0.51%           5.28%
Russell 3000(R)Index(2)                                           -37.31%         -1.95%           3.75%

(1) EFFECTIVE APRIL 1, 2009, THE FUND TRANSITIONED ITS BENCHMARK FROM THE RUSSELL 3000(R)INDEX TO THE MSCI WORLD INDEX IN ORDER TO BETTER REFLECT THE FUND'S UNIVERSE OF INVESTMENTS. THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED-MARKET EQUITY PERFORMANCE THROUGHOUT THE WORLD AND CURRENTLY
     INCLUDES: AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, THE UNITED KINGDOM, AND THE UNITED STATES. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(2) THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

GLOBAL MARKET NEUTRAL FUND

THE GLOBAL MARKET NEUTRAL FUND COMMENCED OPERATIONS ON MARCH 30, 2009 AND THEREFORE DOES NOT HAVE A PERFORMANCE HISTORY FOR A FULL CALENDAR YEAR.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                                                                                        GLOBAL
                                                                              ALTERNATIVE    GLOBAL     MARKET
                                                  ALL-CAP     INTERNATIONAL    STRATEGIES    130/30     NEUTRAL
                                                OPPORTUNITY    OPPORTUNITY     ALLOCATION   STRATEGY   STRATEGY
                                                -----------   -------------   -----------   --------   --------
SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee On Shares Redeemed within 30
   Days of Purchase (as a percentage of
   amount redeemed, if applicable)(2)              1.00%         1.00%          1.00%       1.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                    0.90%         0.90%          None        1.05%(3)   1.20%
Distribution Or Shareholder Service (12b-1)
   Fees                                            0.25%         0.25%          None        0.25%      0.25%
Total Other Expenses                               0.53%         0.53%          None(4)     1.43%(6)   1.30%(5)
   Short Dividend Expenses                         None          None           None        0.35%(6)   0.35%(5, 7)
   Remaining Other Expenses                        0.53%         0.53%          None        1.08%(6)   0.95%(5)
Acquired Fund Fees and Expenses                    None          0.07%(8)       1.43%(8)    None       None
                                                   ----          ----           ----        ----       ----
Total Annual Fund Operating Expenses               1.68%         1.75%          1.43%       2.73%      2.75%
                                                   ====          ====           ====        ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2)  FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
     SHARES."

(3) THE MANAGEMENT FEE HAS BEEN RESTATED TO 1.05% EFFECTIVE APRIL 1, 2009. PRIOR TO APRIL 1, 2009, THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTED OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%.

(4) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(5) BECAUSE THE FUND IS NEW, "SHORT DIVIDEND EXPENSE," "REMAINING OTHER EXPENSES" AND "TOTAL OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(6) EFFECTIVE APRIL 1, 2009, THE FUND CHANGED ITS PRINCIPAL INVESTMENT STRATEGY. "TOTAL OTHER EXPENSES," "SHORT DIVIDEND EXPENSES" AND "REMAINING OTHER EXPENSES" HAVE BEEN RESTATED TO REFLECT ESTIMATED AMOUNTS THAT WOULD HAVE BEEN INCURRED BY THE FUND HAD THE CURRENT INVESTMENT STRATEGY BEEN IN PLACE. SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 2.38%.

(7) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE GLOBAL MARKET NEUTRAL FUND WOULD HAVE EQUALED 2.40%.

(8) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. ACQUIRED FUND FEES AND EXPENSES WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                                  PROSPECTUS 25

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                ------   -------   -------   --------
ALL-CAP OPPORTUNITY                  $171      $530     $  913    $1,987
INTERNATIONAL OPPORTUNITY            $178      $551     $  949    $2,062
ALTERNATIVE STRATEGIES ALLOCATION    $146      $452     $  782    $1,713
GLOBAL 130/30 STRATEGY               $276      $847     $1,445    $3,061
GLOBAL MARKET NEUTRAL                $278      $853     $1,454    $3,080

MORE INFORMATION ABOUT THE FUNDS:

INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the All-Cap Opportunity Fund and Alternative Strategies Allocation Fund the Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The Alternative Strategies Allocation Fund may but will not necessarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

ALL-CAP OPPORTUNITY FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

INTERNATIONAL OPPORTUNITY FUND. The Advisor manages the Fund primarily through the implementation of a quantitative model generated by Valu-Trac. Valu-Trac's model applies a set of factors to the countries included in the Index to determine those countries that have the most desirable risk and return profiles. The model then overweights those countries with the most promising risk and return profiles in an effort to achieve returns in excess of those of the Index, while attempting to manage the risk of the Fund's portfolio.

The factors used by Valu-Trac are derived from quantifiable data, such as free cash earnings, interest rate movement, technical indicators, such as growth and inflation rates, and central bank monetary policy. On at least a monthly basis, Valu-Trac, using the model, applies the factors to the countries included in the Index to generate a ranking of those countries that demonstrate the greatest potential for return. The portfolio rebalance process takes into account the return potential and rotates the Fund's exposure from less attractive countries to more attractive countries while also managing the return and risk profile.

Valu-Trac also intends to actively manage the Fund's currency exposure by employing a currency overlay strategy. Using this strategy, Valu-Trac analyses the return potential for the currency of each country included in the Index and will recommend, as applicable, long and/or short currency transactions in selected countries' currencies as well as the U.S. Dollar in an attempt to generate excess returns and manage risks.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate. In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process").The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

GLOBAL 130/30 STRATEGY FUND AND GLOBAL MARKET NEUTRAL FUND. Under the supervision of the Advisor, SGI develops and implements structured investment strategies designed to achieve the Fund's objective. In constructing a portfolio for the Fund, SGI employs quantitative and qualitative research methods to evaluate an investment universe of approximately 5,000 of the largest companies in the world to determine the most promis-

                                  PROSPECTUS 27


ing investment opportunities for the Fund. As part of this process, SGI evaluates a company's growth, profitability, and valuation characteristics (E.G., price-to-earnings ratios, growth rates and earnings estimates).

In determining whether to buy or short a security, SGI uses a bottom-up fundamental research process in which they focus on analyzing individual companies rather than the industry in which a company operates or the market as a whole. Once the investment universe has been narrowed, SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis to group the remaining stocks into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the Fund's portfolio by selecting certain of these stocks while considering sector weights and overall risk control.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                         FUND     CUT-OFF TIME
------                      ---------   ------------

By Mail                     All Funds   Market Close
By Phone                    All Funds   Market Close
By Internet                 All Funds   Market Close
By Financial Intermediary   All Funds   Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                  PROSPECTUS 29

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

     Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders

     The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
     - www.rydex-sgi.com.

     In calculating NAV, the Funds, except for the Alternative Strategies Allocation Fund and International Opportunity Fund, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices.

     The International Opportunity Fund generally values its assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE. As such, the value assigned to the Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     The underlying funds in which the Alternative Strategies Allocation Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund.

     More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share trans-action, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                         INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                           -------------------------------------------   ----------------------------------------------
                           Complete the account application that         Complete the Rydex investment slip included
                           corresponds to the type of account you are    with your quarterly statement or send written
                           opening.                                      purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX         -   YOUR NAME
                                FUND(S) YOU WANT TO PURCHASE.
                                                                         -   YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                         -   THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL
IRA AND OTHER RETIREMENT                           Make your check payable to RYDEX INVESTMENTS.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.                  Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                                     Include the name of the Rydex Fund(s) you want to purchase on your check.
CALL RYDEX                     IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
CLIENT SERVICES                      CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
TO REQUEST A RETIREMENT                                      IN A SEPARATE PROSPECTUS.
ACCOUNT INVESTOR
APPLICATION KIT.                                                             Mail your written purchase instructions
                               Mail your application and check to:                        and check to:

                                                                 MAILING ADDRESS:
                                        STANDARD DELIVERY                              OVERNIGHT DELIVERY
                                        Rydex Investments                               Rydex Investments
                                         Attn: Ops. Dept.                               Attn: Ops. Dept.
                                         P.O. Box 758567                                200 SW 6th Street
                                      Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                 PROSPECTUS 31


                                         INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                           -------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call   Be sure to designate in your wire instructions
                           Rydex to obtain your account number.          the Rydex Fund(s) you want to purchase.

                           -    MAKE SURE TO DESIGNATE THE RYDEX
                                FUND(S) YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY WIRE                    To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
RYDEX CLIENT SERVICES      MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
PHONE NUMBER:              TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888
or                         -    Account Number
301.296.5406
                           -    Fund Name

                           -    Amount of Wire

                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                           NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                               IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                              CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                                    PROSPECTUS.

                                         INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                           -------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call   SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be       MINIMUM OF $50. To make a subsequent purchase,
                           sure to complete the "Electronic Investing    send written purchase instructions that
                           via ("ACH")" section. Then, fax it to         include:
                           Rydex. (ONLY Individual, Joint and
                           UGMA/UTMA accounts may be opened by fax).     -   YOUR NAME

BY ACH (FAX)               -    MAKE SURE TO INCLUDE A LETTER OF         -   YOUR SHAREHOLDER ACCOUNT NUMBER
RYDEX FAX NUMBER:               INSTRUCTION REQUESTING THAT WE PROCESS
301.296.5103                    YOUR PURCHASE BY ACH.                    -   THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX         -   ACH BANK INFORMATION (IF NOT ON
                                FUND(S) YOU WANT TO PURCHASE.                RECORD)

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                    Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

                                        STANDARD DELIVERY                              OVERNIGHT DELIVERY
                           -------------------------------------------   ----------------------------------------------
                                        Rydex Investments                               Rydex Investments
                                         Attn: Ops. Dept.                               Attn: Ops. Dept.
          MAIL                           P.O. Box 758567                                200 SW 6th Street
                                      Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                           301.296.5103
           FAX             If you send your redemption order by fax, you must call Rydex Client Services at
                           800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

        TELEPHONE          800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

                                  PROSPECTUS 33


DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                        STANDARD DELIVERY                              OVERNIGHT DELIVERY
                           -------------------------------------------   ----------------------------------------------
                                        Rydex Investments                               Rydex Investments
                                         Attn: Ops. Dept.                               Attn: Ops. Dept.
          MAIL                           P.O. Box 758567                                200 SW 6th Street
                                      Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                           301.296.5101
           FAX             If you send your exchange request by fax, you must call Rydex Client Services at
                           800.820.0888 to verify that your fax was received and when it will be processed.

        TELEPHONE          800.820.0888 or 301.296.5406
        INTERNET           Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Funds for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE THE ALL-CAP OPPORTUNITY FUND, INTERNATIONAL OPPORTUNITY FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, GLOBAL 130/30 STRATEGY FUND AND GLOBAL MARKET NEUTRAL FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

                                  PROSPECTUS 35


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on Funds shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the applicable Fund. However, the Funds recognize that

                                  PROSPECTUS 37


due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where the Funds believe such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include
(i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policy, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that their policies will be enforced with regard to the Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds (except for the Alternative Strategies Allocation Fund) will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and Service Providers. The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed

0.25% of average daily net assets, under Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals

                                  PROSPECTUS 39


          in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the All-Cap Opportunity, International Opportunity, Global 130/30 Strategy and Global Market Neutral Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                ADVISORY FEE
----                                ------------
ALL-CAP OPPORTUNITY                    0.90%
INTERNATIONAL OPPORTUNITY              0.90%
ALTERNATIVE STRATEGIES ALLOCATION      NONE
GLOBAL 130/30 STRATEGY                 0.50%*
GLOBAL MARKET NEUTRAL                  1.20%

* THE AMOUNT SHOWN REPRESENTS THE FUND'S ACTUAL MANAGEMENT FEE PAID FOR THE FISCAL YEAR ENDED MARCH 31, 2009. EFFECTIVE APRIL 1, 2009, THE MANAGEMENT FEE FOR THE FUND IS 1.05%. PRIOR TO APRIL 1, 2009, THE ADVISOR PAID A BASE MANAGEMENT FEE OF 0.70% THAT WAS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE COULD INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R)INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WAS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD ROLLED OVER WITH EACH SUCCEEDING MONTH, SO THAT IT ALWAYS EQUALED 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT WAS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WAS ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT WAS +/- 0.20%.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Alternative Strategies Allocation Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

INVESTMENT SUB-ADVISORS

VALU-TRAC

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. Valu-Trac, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, Valu-Trac has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the International Opportunity Fund's investment sub-advisory agreement is available in the Fund's March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

SECURITY GLOBAL INVESTORS, LLC

Security Global Investors, LLC, an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, serves as investment sub-adviser to the Global 130/30 Strategy Fund and Global Market Neutral Fund. SGI and the Advisor are affiliates and are subsidiaries of the Security Benefit Corporation.

A discussion regarding the basis for the Board's August 2008 approval of the Global 130/30 Strategy Fund's and Global Market Neutral Fund's investment sub-advisory agreement is available in the Fund's March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds, except the Global 130/30 Strategy Fund and Global Market Neutral Fund, are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product

                                  PROSPECTUS 41


offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Funds in this prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

On a day-to-day basis, the following five individuals are jointly and primarily responsible for the management of the Global 130/30 Strategy Fund.

JOHN BOICH, CFA, Portfolio Manager, Global Equities - Mr. Boich founded SGI's global equity team in 2001, bringing over 17 years of global equity investment experience to SGI, including valuable experience gained as founding partner of Avera Global Partners, which was acquired by SGI in 2007. John holds a B.A. in Economics from the University of Colorado and is a Chartered Financial Analyst. Mr. Boich has co-managed the Fund since April 2009 and, along with Messrs. Klimo and Whittall, is jointly responsible for the daily stock picks of the Fund.

SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined SGI's global equity team in 2002, bringing over 20 years of professional and international investment experience to SGI. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Mr. Klimo has co-managed the Fund since April 2009 and, along with Messrs. Boich and Whittall, is jointly responsible for the daily stock picks of the Fund.

DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined SGI's global equity team in 2004, bringing over 17 years of professional international experience to SGI. Prior to joining SGI, Mr. Whittall served as Senior Vice President and Senior International Equity Salesman for HSBC Securities. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Mr. Whittall has co-managed the Fund since April 2009 and, along with Messrs. Boich and Klimo, is jointly responsible for the daily stock picks of the Fund.

MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr.

Kress has co-managed the Fund since April 2009 and, along with Mr. Perullo, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since April 2009 and, along with Mr. Kress, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

On a day-to-day basis, the following two individuals are jointly and primarily responsible for the management of the Global Market Neutral Fund.

MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since March 2009.

YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since March 2009.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                  PROSPECTUS 43


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                              NET       NET INCREASE
                                            REALIZED     (DECREASE)
                                              AND          IN NET
                 NET ASSET       NET       UNREALIZED    ASSET VALUE   DISTRIBUTIONS   DISTRIBUTIONS
                   VALUE,    INVESTMENT      GAINS       RESULTING       FROM NET         FROM NET
                 BEGINNING     INCOME     (LOSSES) ON       FROM        INVESTMENT        REALIZED         TOTAL
YEAR ENDED        OFPERIOD     (LOSS)+    INVESTMENTS    OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
----------       ---------   ----------   -----------   ------------   -------------   -------------   -------------
ALL-CAP OPPORTUNITY FUND H-CLASS (FORMERLY, SECTOR ROTATION FUND)
MARCH 31, 2009     $13.49      $(--)ss      $(4.84)        $(4.84)        $  --           $   --          $   --
March 31, 2008      14.12       (.02)          .31            .29            --             (.93)           (.93)
March 31, 2007      14.18       (.02)          .40            .38            --             (.44)           (.44)
March 31, 2006      11.12       (.03)         3.09           3.06            --               --              --
March 31, 2005      10.45       (.03)          .70            .67            --               --              --
INTERNATIONAL OPPORTUNITY FUND H-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
MARCH 31, 2009      22.94       (.03)        (8.86)         (8.89)         (.33)              --            (.33)
March 31, 2008*     25.00        .45         (1.95)         (1.50)         (.41)            (.24)           (.65)
ALTERNATIVE STRATEGIES ALLOCATION FUND H-CLASS
MARCH 31, 2009      24.84        .56         (5.63)         (5.07)         (.44)            (.03)           (.47)
March 31, 2008*     25.00         --ss        (.16)          (.16)           --               --              --
GLOBAL 130/130 STRATEGY FUND H-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
MARCH 31, 2009      11.79        .11         (4.97)         (4.86)         (.06)              --            (.06)
March 31, 2008      17.04        .09         (2.56)         (2.47)         (.02)           (2.76)          (2.78)
March 31, 2007      16.72        .03          1.39           1.42            --            (1.10)          (1.10)
March 31, 2006      15.01       (.02)         2.60           2.58            --             (.87)           (.87)
March 31, 2005      14.44         --ss        1.18           1.18            --             (.61)           (.61)
GLOBAL MARKET NEUTRAL FUND H-CLASS
MARCH 31, 2009*     25.00        (--)ss       (.06)          (.06)           --               --              --

                                                            RATIOS TO
                                                        AVERAGE NET ASSETS:
                                                       ---------------------
                              NET ASSET                               NET                   NET ASSETS,
                 REDEMPTION     VALUE,       TOTAL                INVESTMENT   PORTFOLIO      END OF
                    FEES        END OF    INVESTMENT     TOTAL      INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED        COLLECTED     PERIOD     RETURN++    EXPENSES     (LOSS)       RATE         OMITTED)
----------       ----------   ---------   ----------   --------   ----------   ---------   -------------
ALL-CAP OPPORTUNITY FUND H-CLASS (FORMERLY, SECTOR ROTATION FUND)
MARCH 31, 2009      $ --ss     $ 8.65      (35.88)%      1.68%      (0.01)%       528%        $ 76,080
March 31, 2008       .01        13.49        1.50%       1.65%      (0.13)%       278%         178,949
March 31, 2007        --ss      14.12        2.81%       1.65%      (0.16)%       373%         140,774
March 31, 2006        --        14.18       27.52%       1.66%      (0.25)%       263%         246,029
March 31, 2005        --        11.12        6.41%       1.64%      (0.31)%       262%          56,725
INTERNATIONAL OPPORTUNITY FUND H-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
MARCH 31, 2009       .05        13.77      (38.63)%      1.68%      (0.16)%       278%           3,936
March 31, 2008*      .09        22.94       (5.89)%      1.75%**     3.19%**      160%          13,775
ALTERNATIVE STRATEGIES ALLOCATION FUND H-CLASS
MARCH 31, 2009       .02        19.32      (20.43)%      0.00%       2.55%         88%          18,528
March 31, 2008*       --        24.84       (0.64)%      0.00%**     0.12%**#     --             3,893
GLOBAL 130/130 STRATEGY FUND H-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
MARCH 31, 2009       .05         6.92      (40.77)%      1.11%       1.12%        254%           3,597
March 31, 2008        --ss      11.79      (15.73)%      1.23%       0.57%        149%          13,192
March 31, 2007        --ss      17.04        8.83%       1.38%       0.18%        138%          41,562
March 31, 2006        --        16.72       17.55%       1.64%      (0.11)%       168%          53,323
March 31, 2005        --        15.01        8.16%       1.56%       0.03%        159%          51,139
GLOBAL MARKET NEUTRAL FUND H-CLASS
MARCH 31, 2009*       --        24.94       (0.24)%      2.00%**#   (1.86)%**      91%           3,751

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     AUGUST 31, 2007 -- INTERNATIONAL ROTATION FUND H CLASS;
     MARCH 7, 2008 -- ALTERNATIVE STRATEGIES ALLOCATION FUND H-CLASS; MARCH 30, 2009 -- GLOBAL MARKET NEUTRAL FUND H-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS  LESS THAN $.01 PER SHARE.

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com
RSAH-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                           A-CLASS AND C-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2009

                                                                   OPPORTUNISTIC

                                              RYDEX|SGI ALL-CAP OPPORTUNITY FUND
                                                (FORMERLY, SECTOR ROTATION FUND)

                                        RYDEX|SGI INTERNATIONAL OPPORTUNITY FUND
                                         (FORMERLY, INTERNATIONAL ROTATION FUND)

                                                                    ALTERNATIVES

                                RYDEX|SGI ALTERNATIVE STRATEGIES ALLOCATION FUND

                                           RYDEX|SGI GLOBAL 130/30 STRATEGY FUND
                                          (FORMERLY, MULTI-CAP CORE EQUITY FUND)

                                            RYDEX|SGI GLOBAL MARKET NEUTRAL FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

OPPORTUNISTIC FUNDS
   ALL-CAP OPPORTUNITY FUND ...............................................    2
   INTERNATIONAL OPPORTUNITY FUND .........................................    3
ALTERNATIVE FUNDS
   ALTERNATIVE STRATEGIES ALLOCATION FUND .................................    5
   GLOBAL 130/30 STRATEGY FUND ............................................    8
   GLOBAL MARKET NEUTRAL FUND .............................................   10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   12
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   13
FUND PERFORMANCE ..........................................................   22
FUND FEES AND EXPENSES ....................................................   26
MORE INFORMATION ABOUT THE FUNDS ..........................................   29
INVESTMENT METHODOLOGY ....................................................   29
SHAREHOLDER INFORMATION ...................................................   30
TRANSACTION INFORMATION ...................................................   31
SALES CHARGES .............................................................   33
   A-CLASS SHARES .........................................................   33
   C-CLASS SHARES .........................................................   35
BUYING FUND SHARES ........................................................   35
SELLING FUND SHARES .......................................................   37
EXCHANGING FUND SHARES ....................................................   39
RYDEX ACCOUNT POLICIES ....................................................   40
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   43
DIVIDENDS AND DISTRIBUTIONS ...............................................   44
TAX INFORMATION ...........................................................   44
MANAGEMENT OF THE FUNDS ...................................................   45
FINANCIAL HIGHLIGHTS ......................................................   48
ADDITIONAL INFORMATION ....................................................   51

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM

OPPORTUNISTIC FUNDS

ALTERNATIVE FUNDS

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus decribes the following funds (the "Funds"), which are grouped into the following categories:

OPPORTUNISTIC FUNDS - All-Cap Opportunity Fund, International Opportunity Fund

ALTERNATIVE FUNDS - Alternative Strategies Allocation Fund, Global 130/30 Strategy Fund and Global Market Neutral Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the International Rotation Fund is sub-advised by Valu-Trac Investment Management Limited ("Valu-Trac") and the Global 130/30 Strategy Fund and Global Market Neutral Fund are sub-advised by Security Global Investors, LLC ("SGI").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site -www.rydex-sgi.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUNDS ARE INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND ARE NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ALL-CAP OPPORTUNITY FUND
(FORMERLY, SECTOR ROTATION FUND)

A-CLASS (RYAMX)                                                  C-CLASS (RYISX)

FUND OBJECTIVE

The All-Cap Opportunity Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The All-Cap Opportunity Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then invests in the common stock of the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries that the Fund is seeking exposure to. The Fund may also enter into short sales. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The All-Cap Opportunity Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Counterparty Credit Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Large-Capitalization Securities Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 13 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


INTERNATIONAL OPPORTUNITY FUND
(FORMERLY, INTERNATIONAL ROTATION FUND)

A-CLASS (RYFRX)                                                  C-CLASS (RYFWX)

FUND OBJECTIVE

The International Opportunity Fund seeks long term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The International Opportunity Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of futures contracts, exchange-traded funds, some of which may be affiliated with the Fund, options on securities and currencies, and swap agreements, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Valu-Trac selects a set of factors that it believes are indicative of the future value and growth of developed market countries and their respective currencies. The factors are then incorporated into an investment model developed by Valu-Trac to produce a ranking of those countries included in the Index that demonstrate the greatest potential for return, as well as the asset allocation among those countries that provides the best opportunity to capture the desired risk and return profile. Based on the results of the model, the Advisor reallocates the Fund's investments to gain exposure to a minimum of 6 and a maximum of 15 of those countries that demonstrate the greatest potential for return, while also managing risk, as predicted by the model. As a result, the Fund's exposure to the countries included in the Index will rotate periodically depending on the rankings and allocations generated by the model.

In an attempt to manage currency risk and enhance returns for the Fund, Valu-Trac intends to actively manage the Fund's currency exposure by employing a currency overlay strategy to change the exposure of the currencies in which the underlying assets are denominated into any combination of the currencies represented in the Index. For example, Valu-Trac may overweight or underweight exposure to a particular country's currency relative to that currency's weighting in the Fund or in the Index or may seek to gain exposure to currencies for countries included in the Index, which may at times be overweight relative to the Index, even if the Fund does not have exposure to the underlying equity. In executing this strategy, the Fund intends to obtain its currency exposure primarily through futures contracts but also may do so through other means, including exchange traded funds, swap agreements, forward currency contracts and purchases of currency on a spot basis.

For more information see "Advisor's Investment Methodology."

PRINCIPAL RISKS

The International Opportunity Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Investment in Investment Companies Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 13 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


ALTERNATIVE STRATEGIES ALLOCATION FUND

A-CLASS (RYFDX)                                                  C-CLASS (RYFFX)

FUND OBJECTIVE

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund, a "fund of funds," seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

MARKET NEUTRAL

Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the US and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

LONG/SHORT EQUITY

Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

MERGER ARBITRAGE

Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition. They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

COMMODITIES

Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

CURRENCY ARBITRAGE

Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

GLOBAL MACRO

Global macro strategies typically seek to profit from changes in currency, commodity, equity and fixed income prices and market volatility.

FIXED INCOME ARBITRAGE

Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

MANAGED FUTURES

Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

REAL ESTATE

Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the following underlying investments. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

   UNDERLYING INVESTMENTS:

   RYDEX UNDERLYING INVESTMENTS (AFFILIATED)
      Rydex Series Funds Multi-Hedge Strategies Fund
      Rydex Series Funds Commodities Strategy Fund
      Rydex Series Funds Global Market Neutral Fund
      Rydex Series Funds Long/Short Commodities Strategy Fund
      Rydex Series Funds Managed Futures Strategy Fund
      Rydex Series Funds Real Estate Fund
      CurrencyShares Australian Dollar Trust
      CurrencyShares British Pound Sterling Trust
      CurrencyShares Canadian Dollar Trust
      CurrencyShares Euro Trust
      CurrencyShares Japanese Yen Trust
      CurrencyShares Mexican Peso Trust
      CurrencyShares Russian Ruble Trust
      CurrencyShares Swedish Krona Trust
      CurrencyShares Swiss Franc Trust
   UN-AFFILIATED UNDERLYING INVESTMENTS
      PowerShares DB G10 Currency Harvest Fund

Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds, commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

                                  PROSPECTUS 7


PRINCIPAL RISKS

The Alternative Strategies Allocation Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange Traded Note Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    High Yield Risk

     -    Initial Public Offering ("IPO") Risk

     -    Investment in Investment Companies Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Portfolio Turnover Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Tax Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 13 for a discussion of each of the principal risks that apply to the Fund.

GLOBAL 130/30 STRATEGY FUND
(FORMERLY, MULTI-CAP CORE EQUITY FUND)

H-CLASS (RYQMX)

FUND OBJECTIVE

The Global 130/30 Strategy Fund seeks long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Global 130/30 Strategy Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets that generally have a minimum market capitalization of $750 million, although the Fund may invest in companies with smaller market capitalization. The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental research process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

SGI employs quantitative and qualitative research methods to evaluate an investment universe of the approximately 5,000 largest companies in the world to determine the most promising investment opportunities for the Fund. Once the investment universe has been narrowed, the SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the portfolio by selecting certain outlier stocks while considering sector weights and overall risk control. The Fund will seek to maintain a net long exposure (the market value of the total long positions minus the market value of the total short positions) of approximately 100%. To this end, the Fund will generally seek to invest 130% of its managed assets in securities ("long") and sell short securities amounting to approximately 30% of its managed assets ("short"), but may vary from those targets.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings ("IPOs"), other investment companies, American Depositary Receipts, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                  PROSPECTUS 9


PRINCIPAL RISKS

The Global 130/30 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Foreign Issuer Exposure Risk

     -    Investment in Investment Companies Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 13 for a discussion of each of the principal risks that apply to the Fund.

GLOBAL MARKET NEUTRAL FUND

H-CLASS (RYGNX)

FUND OBJECTIVE

The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

To accomplish the Global Market Neutral Fund's investment objective, the Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million, although the Fund may invest in companies with smaller market capitalizations. The Fund's "absolute return" strategy seeks to deliver, under a variety of market conditions or cycles, positive returns that have low correlation to the performance of the global equity market. In executing this strategy, the SGI employs risk management techniques designed to reduce or avoid undesirable investment risks. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental screening process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

Once the investment universe has been narrowed, SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the portfolio by selecting certain of the outlier stocks while considering sector weights and overall risk control. Generally, the long and short positions are matched on a variety of risk characteristics in order to abate the overall portfolio's exposure to systematic risk normally associated with global equity investing.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings, other investment companies, ADRs, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                  PROSPECTUS 11


PRINCIPAL RISKS

The Global Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Foreign Issuer Exposure Risk

     -    Initial Public Offering ("IPO") Risk

     -    Investment in Investment Companies Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 13 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                            ALTERNATIVE    GLOBAL     GLOBAL
                                                ALL-CAP     INTERNATIONAL    STRATEGIES    130/30     MARKET
                                              OPPORTUNITY    OPPORTUNITY     ALLOCATION   STRATEGY   NEUTRAL
                                                  FUND           FUND           FUND        FUND       FUND
                                              -----------   -------------   -----------   --------   -------
Commodity-Linked Derivative Investment Risk                                      X
Conflicts of Interest Risk                                                       X
Counterparty Credit Risk                           X                             X            X         X
Currency Risk                                                     X              X            X         X
Depositary Receipt Risk                            X                             X            X         X
Derivatives Risk                                   X              X              X            X         X
Early Closing Risk                                 X              X              X            X         X
Emerging Markets Risk                                                            X            X         X
Energy Sector Concentration Risk                                                 X
Exchange Traded Note Risk                                                        X
Fixed Income Risk                                                                X
Foreign Issuer Exposure Risk                       X              X              X            X         X
Fund of Funds Risk                                                               X
High Yield Risk                                                                  X
Initial Public Offering ("IPO") Risk                                             X                      X
Investment in Investment Companies Risk                           X              X            X         X
Large-Capitalization Securities Risk               X                             X
Leveraging Risk                                                                  X            X         X
Liquidity Risk                                                                   X
Market Risk                                        X              X              X            X         X
Non-Diversification Risk                           X              X                           X         X
Portfolio Turnover Risk                            X              X              X            X         X
Real Estate Sector Concentration Risk                                            X
Short Sales Risk                                   X              X              X            X         X
Small-Capitalization and
Mid-Capitalization
Securities Risk                                    X                             X            X         X
Tax Risk                                                                         X
Tracking Error Risk                                                              X
Trading Halt Risk                                  X              X              X            X         X

                                  PROSPECTUS 13


DESCRIPTIONS OF PRINCIPAL RISKS

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund or an underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund or an underlying fund may receive more or less principal than it originally invested. The Fund or an underlying fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the affiliated underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the affiliated underlying funds.

COUNTERPARTY CREDIT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Rydex Series Funds Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which are included in a separate prospectus, structured notes. The Fund and certain of the underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in partic-ular predetermined investments or instruments. The Fund and affiliated underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund or an underlying fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund and certain of the underlying funds may enter into swap agreements with a limited number of counterparties, and the Rydex Series Funds Commodities Strategy Fund and Rydex Series Funds Managed Futures Strategy Fund, which are included in a separate prospectus, may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - Certain of the underlying funds may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund and certain of the underlying funds may incur transaction costs in connection with conversions between various currencies. The Fund and certain of the underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund or an underlying fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's or an underlying fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets

                                  PROSPECTUS 15


are not open for trading. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund and affiliated underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund or an underlying fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund or an underlying fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund or an underlying fund.

     The risks associated with the Fund's or an underlying fund's use of futures and options contracts include:

          - The Fund or an underlying fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          - There may be an imperfect correlation between the changes in market value of the securities held by the Fund or an underlying fund and the prices of futures and options on futures.

          - Although the Fund or an underlying fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or an underlying fund may be unable to close out its futures contracts at a time which is advantageous.

          - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          - Because option premiums paid or received by the Fund or an underlying fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund and certain underlying funds may also be subject to this risk with respect to certain of the Fund's and underlying funds' investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

ENERGY SECTOR CONCENTRATION RISK - The risk the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Alternative Strategies Allocation Fund's, underlying funds' investments are concentrated in the same economic sector, the underlying funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

EXCHANGE-TRADED NOTES RISK - Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and exchange-traded funds (ETFs). The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. In the case of the Alternative Strategies Fund, certain of the underlying funds' decisions to sell their ETN holdings may also be limited by the availability of a secondary market. If an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an underlying fund holds its investment in an ETN until maturity, the issuer will give the underlying fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in securities of foreign companies directly, or in financial instru-

                                  PROSPECTUS 17


ments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund or an underlying fund.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

HIGH YIELD RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of an underlying fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment.

INITIAL PUBLIC OFFERING ("IPO") RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund's or an underlying fund's performance likely will decrease as the Fund's or underlying fund's asset size increases, which could reduce the Fund's or underlying fund's, and thus the Fund's, total returns. IPOs may not be consistently available to the Fund or an underlying fund for investing, particularly as the Fund's or underlying fund's asset base grows. Because IPO shares frequently are volatile in price, the underlying funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's or underlying fund's portfolio and may lead to increased expenses for the underlying fund, such as commissions and transaction costs. By selling IPO shares, the Fund or certain underlying funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the underlying funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's or underlying funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. The Alternative Strategies Allocation Fund, in particular, will regularly invest in other investment companies, including the underlying funds, some of which may also invest in investment companies, and exchange-traded funds or ETFs. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Alternative Strategies Allocation Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Similarly, an investor in the Alternative Strategies Allocation Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Alternative Strategies Allocation Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund and the underlying funds may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     EXCHANGE-TRADED FUND ("ETF") RISK - The Alternative Strategies Allocation Fund and International Opportunity Fund may invest to a significant extent in shares of exchange-traded funds. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds, are subject to the risk that large-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

                                  PROSPECTUS 19


LEVERAGING RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may employ leverage and may invest in leveraged instruments. The more the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds invest in leveraged instruments, including borrowing, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund and certain of the underlying funds will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund or an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund or an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund or an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's or an underlying fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds, are subject to liquidity risk. Under certain circumstances, it may be difficult for the Fund or underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund or underlying funds may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's or underlying fund's portfolio, the ability of the Rydex Series Funds Managed Futures Strategy Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Fund's or an underlying fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund or an underlying fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - In the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity Real Estate Investment Trusts ("REITs") may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds sell a security they do not own. To complete the transaction, the Fund or an underlying fund must borrow the security to make delivery to the buyer. The Fund or underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying fund. If the underlying security goes down in price between the time the Fund or underlying fund sells the security and buys it back, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or underlying fund must pay to the lender of the security. The Fund or underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or underlying fund's needs for immediate cash or other liquidity. The Fund's or underlying fund's investment performance may also suffer if the Fund or underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or underlying fund to deliver the securities the Fund or underlying fund borrowed at the commencement of the short sale and the Fund or underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or underlying fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund or an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or underlying fund on the investment of the cash generated by the short sale. When the Fund or an underlying fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's or an underlying fund's unrealized gain or reduces the Fund's or an underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or an underlying fund is obligated to pay is greater than the interest earned by the Fund or an underlying fund on investments, the performance of the Fund or an underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

                                  PROSPECTUS 21


TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the underlying funds to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the underlying funds must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the underlying funds invest will not be considered qualifying income after September 30, 2006. The underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

Certain of the affiliated underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund and certain of the affiliated underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the affiliated underlying funds in a manner consistent with the affiliated underlying funds current investment objectives by investing in these commodities-linked structured notes.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds' performance to match or correlate to that of an underlying fund's underlying index, either on a daily or aggregate basis. Factors such as an underlying fund's expenses, imperfect correlation between an underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error.

TRADING HALT RISK - The Fund and, in the case of the Alternative Strategies Allocation Fund, certain of the underlying funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund or an underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund or an underlying fund prices its shares may limit the Fund's or an underlying fund's ability to use leverage and may prevent the Fund or underlying fund from achieving its investment objective. In such an event, the Fund or an underlying fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Share returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

ALL-CAP OPPORTUNITY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 3.67%.

                                  (BAR CHART)

2003    29.97%
2004     9.44%
2005    13.26%
2006    10.50%
2007    20.92%
2008   -40.65%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.67%              (quarter ended 12/31/2008) -21.85%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)


                                                    Since Inception
A-CLASS SHARES                        Past 1 Year      (3/31/2004)
--------------                        -----------   ---------------

Return Before Taxes                     -43.11%          -1.18%
Return After Taxes on Distributions     -43.11%          -1.59%
Return After Taxes on Distributions
   and Sale of Fund Shares              -28.02%          -1.01%
Russell 3000(R) Index(1)                -37.31%          -2.51%
S&P 500(R) Index(2)                     -37.00%          -2.64%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (3/22/2002)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -41.24%        -0.34%         -0.16%
Return After Taxes on Distributions     -41.24%        -0.75%         -0.46%
Return After Taxes on Distributions
   and Sale of Fund Shares              -26.81%        -0.30%         -0.15%
Russell 3000(R) Index(1)                -37.31%        -1.95%         -1.18%
S&P 500(R) Index(2)                     -37.00%        -2.19%         -1.64%

(1) EFFECTIVE 8/1/2009, THE FUND CHANGED ITS COMPARATIVE BENCHMARK TO THE RUSSELL 3000(R) INDEX. THE ADVISER BELIEVES THAT THIS INDEX IS THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES GIVEN THE INVESTMENT STRATEGY OF THE FUND. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 23

INTERNATIONAL OPPORTUNITY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 5.66%.

                                  (BAR CHART)

2008   -36.83%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) -1.40%               (quarter ended 9/30/2008) -17.27%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (8/31/2007)
--------------                        -----------   -----------
Return Before Taxes                     -39.39%       -29.47%
Return After Taxes on Distributions     -39.85%       -30.29%
Return After Taxes on Distributions
   and Sale of Fund Shares              -25.62%       -25.19%
MSCI EAFE Index (Net)(1)                -43.38%       -33.00%
MSCI World Ex US Index (Net)(2)         -43.56%       -32.93%

                                                       Since
                                                     Inception
C-CLASS SHARES                        Past 1 Year   (8/31/2007)
--------------                        -----------   -----------
Return Before Taxes                     -37.45%       -27.35%
Return After Taxes on Distributions     -37.94%       -28.20%
Return After Taxes on Distributions
   and Sale of Fund Shares              -24.36%       -23.44%
MSCI EAFE Index (Net)(1)                -43.38%       -33.00%
MSCI World Ex US Index (Net)(2)         -43.56%       -32.93%

(1) EFFECTIVE MAY 1, 2009, THE FUND CHANGED ITS INVESTMENT STRATEGY TO PROVIDE EXPOSURE TO THE COUNTRIES INCLUDED IN THE MSCI EAFE INDEX. THE MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS, EXCLUDING THE US & CANADA. AS OF JUNE 2007, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(2) THE MSCI WORLD EX US INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED-MARKET EQUITY PERFORMANCE THROUGHOUT THE WORLD, EXCLUDING THE UNITED STATES AND CURRENTLY INCLUDES:
     AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

ALTERNATIVE STRATEGIES ALLOCATION FUND

The Alternative Strategies Allocation Fund commenced operations on March 7, 2008 and therefore does not have a performance history for a full calendar year.

GLOBAL 130/30 STRATEGY FUND

Prior to April 1, 2009, the Global 130/30 Strategy Fund sought to achieve its objective using a substantially different investment strategy seeking exposure in the core U.S. equity market.

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.33%.

                                  (BAR CHART)

2003    31.41%
2004    13.93%
2005     6.81%
2006    14.04%
2007    -5.95%
2008   -38.63%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 06/30/2003) 16.02%             (quarter ended 12/31/2008) -23.58%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (3/31/2004)
--------------                        -----------   -----------
Return Before Taxes                     -41.18%        -5.65%
Return After Taxes on Distributions     -41.36%        -7.31%
Return After Taxes on Distributions
   and Sale of Fund Shares              -26.78%        -4.91%
MSCI World Index (Net)(1)               -40.72%        -1.08%
Russell 3000(R) Index(2)                -37.31%        -2.51%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (9/23/2002)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -39.24%        -4.34%         1.62%
Return After Taxes on Distributions     -39.45%        -6.00%         0.17%
Return After Taxes on Distributions
   and Sale of Fund Shares              -25.52%        -3.82%         1.21%
MSCI World Index (Net)(1)               -40.72%        -0.51%         5.28%
Russell 3000(R) Index(2)                -37.31%        -1.95%         3.75%

(1) EFFECTIVE APRIL 1, 2009, THE FUND TRANSITIONED ITS BENCHMARK FROM THE RUSSELL 3000(R) INDEX TO THE MSCI WORLD INDEX IN ORDER TO BETTER REFLECT THE FUND'S UNIVERSE OF INVESTMENTS. THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED-MARKET EQUITY PERFORMANCE THROUGHOUT THE WORLD AND CURRENTLY
     INCLUDES: AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, THE UNITED KINGDOM, AND THE UNITED STATES. RETURNS REFLECT NET DIVIDENDS WHICH APPROXIMATES THE MINIMUM POSSIBLE DIVIDEND REINVESTMENT. THE DIVIDEND IS REINVESTED AFTER DEDUCTION OF WITHHOLDING TAX, APPLYING THE RATE TO NON-RESIDENT INDIVIDUALS WHO DO NOT BENEFIT FROM DOUBLE TAXATION TREATIES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(2) THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

GLOBAL MARKET NEUTRAL FUND

The Global Market Neutral Fund commenced operations on March 30, 2009 and therefore does not have a performance history for a full calendar year.

THIS PAGE INTENTIONALLY LEFT BLANK.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                       ALL-CAP OPPORTUNITY
                                                       -------------------
                                                        A-CLASS   C-CLASS
                                                        -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases
   (as a percentage of initial purchase price)(2)       4.75%      None
Maximum Deferred Sales Charge (Load)
   (as a percentage of initial purchase price
   or current market value, whichever is less)(3)       None(4)    1.00%
Redemption Fee on Shares Redeemed Within 30 Days
   of Purchase (as a percentage of amount
   redeemed, if applicable)(5)                          1.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.90%      0.90%
Distribution And/Or Shareholder Service (12b-1) Fees    0.25%      1.00%
Total Other Expenses                                    0.54%      0.54%
Short Dividend Expenses                                 None       None
Remaining Other Expenses                                0.54%      0.54%
Acquired Fund Fees and Expenses                         None       None
                                                        ----       ----
Total Annual Fund Operating Expenses                    1.69%      2.44%
                                                        ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAIL- ABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTER- MEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)  FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
     SHARES."

(6) THE MANAGEMENT FEE HAS BEEN RESTATED TO 1.05% EFFECTIVE APRIL 1, 2009. PRIOR TO APRIL 1, 2009, THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTED OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%.

(7) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(8) BECAUSE THE FUND IS NEW, "SHORT DIVIDEND EXPENSE," "REMAINING OTHER EXPENSES" AND "TOTAL OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(9) EFFECTIVE APRIL 1, 2009, THE FUND CHANGED ITS PRINCIPAL INVESTMENT STRATEGY. "TOTAL OTHER EXPENSES," "SHORT DIVIDEND EXPENSES" AND "REMAINING OTHER EXPENSES" HAVE BEEN RESTATED TO REFLECT ESTIMATED AMOUNTS THAT WOULD HAVE BEEN INCURRED BY THE FUND HAD THE CURRENT INVESTMENT STRATEGY BEEN IN PLACE. SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIOS FOR A-CLASS SHARES AND C-CLASS SHARES OF THE FUND WOULD HAVE EQUALED 2.36% AND 3.12% RESPECTIVELY.

                                  PROSPECTUS 27


                          ALTERNATIVE
   INTERNATIONAL          STRATEGIES              GLOBAL            GLOBAL MARKET
    OPPORTUNITY           ALLOCATION         130/30 STRATEGY           NEUTRAL
------------------    ------------------    -----------------   ---------------------
A-CLASS    C-CLASS    A-CLASS    C-CLASS    A-CLASS   C-CLASS   A-CLASS       C-CLASS
-------    -------    -------    -------    -------   -------   -------       -------
4.75%      None       4.75%      None       4.75%     None      4.75%         None
None(4)    1.00%      None(4)    1.00%      None(4)   1.00%     None(4)       1.00%
1.00%      1.00%      1.00%      1.00%      1.00%     1.00%     1.00%         1.00%
0.90%      0.90%      None       None       1.05%(6)  1.05%(6)  1.20%         1.20%
0.25%      1.00%      None       0.75%      0.25%     1.00%     0.25%         1.00%
0.53%      0.53%      None(7)    None(7)    1.41%(9)  1.42%(9)  1.30%(8)      1.30%(8)
None       None       None       None       0.35%(9)  0.35%(9)  0.35%(8, 10)  0.35%(8, 10)
0.53%      0.53%      None       None       1.06%(9)  1.07%(9)  0.95%(8)      0.95%(8)
0.07%(11)  0.07%(11)  1.43%(11)  1.43%(11)  None      None      None          None
----       ----       ----       ----       ----      ----      ----          ----
1.75%      2.50%      1.43%      2.18%      2.71%     3.47%     2.75%         3.50%
====       ====       ====       ====       ====      ====      ====          ====

(10) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS SHARES AND C-CLASS SHARES OF THE FUND WOULD HAVE EQUALED 2.40% AND 3.15% RESPECTIVELY.

(11) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
ALL-CAP OPPORTUNITY - A-CLASS SHARES                           $639     $  982    $1,349    $2,378
ALL-CAP OPPORTUNITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $347     $  761    $1,301    $2,776
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $247     $  761    $1,301    $2,776
INTERNATIONAL OPPORTUNITY - A-CLASS SHARES                     $644     $1,000    $1,379    $2,439
INTERNATIONAL OPPORTUNITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $353     $  779    $1,331    $2,836
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $253     $  779    $1,331    $2,836
ALTERNATIVE STRATEGIES ALLOCATION - A-CLASS SHARES             $614     $  906    $1,219    $2,107
ALTERNATIVE STRATEGIES ALLOCATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $321     $  682    $1,169    $2,513
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $221     $  682    $1,169    $2,513
GLOBAL 130/30 STRATEGY - A-CLASS SHARES                        $736     $1,276    $1,842    $3,372
GLOBAL 130/30 STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $450     $1,065    $1,803    $3,747
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $350     $1,065    $1,803    $3,747
GLOBAL MARKET NEUTRAL - A-CLASS SHARES                         $740     $1,288    $1,860    $3,409
GLOBAL MARKET NEUTRAL - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $453     $1,074    $1,817    $3,774
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $353     $1,074    $1,817    $3,774

                                  PROSPECTUS 29


MORE INFORMATION ABOUT THE FUNDS:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the All-Cap Opportunity Fund and Alternative Strategies Allocation Fund the Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The Alternative Strategies Allocation Fund may but will not necessarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, the Fund may not achieve its investment objective.

ALL-CAP OPPORTUNITY FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

INTERNATIONAL OPPORTUNITY FUND. The Advisor manages the Fund primarily through the implementation of a quantitative model generated by Valu-Trac. The Valu-Trac's model applies a set of factors to the countries included in the Index to determine those countries that have the most desirable risk and return profiles. The model then overweights those countries with the most promising risk and return profiles in an effort to achieve returns in excess of those of the Index, while attempting to manage the risk of the Fund's portfolio.

The factors used by Valu-Trac are derived from quantifiable data, such as free cash earnings, interest rate movement, technical indicators, such as growth and inflation rates, and central bank monetary policy. On at least a monthly basis, Valu-Trac, using the model, applies the factors to the countries included in the Index to generate a ranking of those countries that demonstrate the greatest potential for return. The portfolio rebalance process takes into account the return potential and rotates the Fund's exposure from less attractive countries to more attractive countries while also managing the return and risk profile.

Valu-Trac also intends to actively manage the Fund's currency exposure by employing a currency overlay strategy. Using this strategy, Valu-Trac analyses the return potential for the currency of each country included in the Index and will recommend, as applicable, long and/or short currency transactions in selected countries' currencies as well as the U.S. Dollar in an attempt to generate excess returns and manage risks.

ALTERNATIVE STRATEGIES ALLOCATION FUND. The Fund attempts to achieve returns with low correlation to the returns of traditional stock and bond asset classes and generate capital appreciation by investing the Fund's assets in underlying funds comprised of alternative and non-traditional asset classes or investment strategies such as, but not limited to, absolute return, currency arbitrage, commodities, global macro, managed futures and real estate. In seeking to achieve returns with low correlation to the returns of traditional stock and bond asset classes and to provide capital appreciation, the Advisor uses a quantitative investment methodology with input from current market data to efficiently allocate the Fund's assets across the underlying funds (the "optimization process").The goal of the optimization process is to create the best portfolio, given historical correlations and risks, to achieve the Fund's stated objective. The process applies dynamic constraints that seek to diversify the risks across the underlying funds and avoid a concentration of risk from a single underlying fund's specific risk. The Advisor administers the optimization process on a regular basis in order to rebalance the composition of the underlying funds and adjust underlying fund weights.

GLOBAL 130/30 STRATEGY FUND AND GLOBAL MARKET NEUTRAL FUND. Under the supervision of the Advisor, SGI develops and implements structured investment strategies designed to achieve the Fund's objective. In constructing a portfolio for the Fund, SGI employs quantitative and qualitative research methods to evaluate an investment universe of approximately 5,000 of the largest companies in the world to determine the most promis-ing investment opportunities for the Fund. As part of this process, SGI evaluates a company's growth, profitability, and valuation characteristics (e.g., price-to-earnings ratios, growth rates and earnings estimates).

In determining whether to buy or short a security, SGI uses a bottom-up fundamental research process in which they focus on analyzing individual companies rather than the industry in which a company operates or the market as a whole. Once the investment universe has been narrowed, the SGI focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis to group the remaining stocks into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI then constructs the Fund's portfolio by selecting certain of these stocks while considering sector weights and overall risk control.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

                                  PROSPECTUS 31


MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Single direct purchases of C-Class Shares of a Fund in an amount of $1 million or more will be placed into A-Class Shares of that Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                        FUND    CUT-OFF TIME
-------------------------  ---------  ------------
By Mail                    All Funds  Market Close
By Phone                   All Funds  Market Close
By Internet                All Funds  Market Close
By Financial Intermediary  All Funds  Market Close*

----------
* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees and sales charges.

Each Fund calculates its NAV by:

-    Taking the current market value of its total assets

-    Subtracting any liabilities

-    Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

In calculating NAV, the Funds, except for the Alternative Strategies Allocation Fund and International Opportunity Fund, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. The Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices.

The International Opportunity Fund generally values its assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE. As such, the value assigned to the Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Alternative Strategies Allocation Fund invests have transaction cut-off times that are prior to the Fund's transaction cut-off time. Accordingly, on a daily basis, the Fund's purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Fund.

More information about the valuation of the Funds' holdings can be found in the SAI.

                                  PROSPECTUS 33


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE   NET AMOUNT INVESTED
Less than $100,000                        4.75%                 4.99%
$100,000  but less than $250,000          3.75%                 3.90%
$250,000  but less than $500,000          2.75%                 2.83%
$500,000  but less than $1,000,000        1.60%                 1.63%
$1,000,000 or greater                        *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                                  PROSPECTUS 35


C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or

     -    on required minimum distributions.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                                          ----------------                              --------------------
                            Complete the account application that corre-   Complete the Rydex investment slip included
                            sponds to the type of account you are open-    with your quarterly statement or send written
                            ing.                                           purchase instructions that include:

                            -    Make sure to designate the Rydex          -    your name
                                 Fund(s) you want to purchase.             -    your shareholder account number
BY MAIL                     -    Make sure your investment meets the       -    the Rydex Fund(s) you want to purchase.
IRA AND OTHER RETIREMENT         account minimum.
ACCOUNTS REQUIRE                                    Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL PAPERWORK.
                                         Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
CALL RYDEX                            Include the name of the Rydex Fund(s) you want to purchase on your check.
CLIENT SERVICES             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED
TO REQUEST A                             TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
RETIREMENT                                                       SEPARATE PROSPECTUS.
ACCOUNT INVESTOR
APPLICATION KIT.                 Mail your application and check to:         Mail your written purchase instructions and
                                                                                              check to:

                                                                  MAILING ADDRESSES:

                                          STANDARD DELIVERY                              OVERNIGHT DELIVERY
                                          Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                           P.O. Box 758567                                200 SW 6th Street
                                        Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES

                            Submit new account paperwork, and then call    Be sure to designate in your wire instructions
                            Rydex to obtain your account number.           the Rydex Fund(s) you want to purchase.

                            -    Make sure to designate the Rydex
                                 Fund(s) you want to purchase.

                            -    Make sure your investment meets the
                                 account minimum.

BY WIRE                     To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, you
RYDEX CLIENT SERVICES       must call Rydex Client Services and provide the following information prior to the transaction
PHONE NUMBER:               cut-off time for the Rydex Fund(s) you are purchasing:
800.820.0888                -    Account Number
or                          -    Fund Name
301.296.5406                -    Amount of Wire

                            -    Fed Wire Reference Number (upon request)

                             You will receive a confirmation number to verify that your purchase order has been accepted.
                            IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                                        BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                            WIRE INSTRUCTIONS:
                            U.S. Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex Investments
                            Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number]

                            IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
                                THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

                                  PROSPECTUS 37


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                                          ----------------                              --------------------
                            Submit new account paperwork, and then call    SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                            Rydex to obtain your account number. Be sure   A MINIMUM OF $20. To make a subsequent
                            to complete the "Electronic Investing via      purchase send written purchase instructions
                            ("ACH")" section. Then, fax it to Rydex        that include:
                            (ONLY Individual, Joint and UGMA/UTMA          -    your name
BY ACH (FAX)                accounts may be opened by fax).                -    your shareholder account number
                            -    MAKE SURE TO INCLUDE A LETTER OF          -    THE RYDEX FUND(S) YOU WANT TO PURCHASE
Rydex fax number:                INSTRUCTION REQUESTING THAT WE PROCESS    -    ACH BANK INFORMATION (IF NOT ON RECORD).
301.296.5103                     YOUR PURCHASE BY ACH.

                            -    MAKE SURE TO DESIGNATE THE RYDEX
                                 FUND(S) YOU WANT TO PURCHASE.
                            -    MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

BY ACH                                     Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

                                          STANDARD DELIVERY                              OVERNIGHT DELIVERY
                                          Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
           MAIL                            P.O. Box 758567                                200 SW 6th Street
                                        Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                            301.296.5103

           FAX              If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

        TELEPHONE           800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account

                                  PROSPECTUS 39


minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                          STANDARD DELIVERY                              OVERNIGHT DELIVERY
                                          Rydex Investments                               Rydex Investments
           MAIL                           Attn: Ops. Dept.                                Attn: Ops. Dept.
                                           P.O. Box 758567                                200 SW 6th Street
                                        Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                            301.296.5101
           FAX              If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

        TELEPHONE           800.820.0888 or 301.296.5406

         INTERNET           Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE ALL-CAP OPPORTUNITY FUND, INTERNATIONAL OPPORTUNITY FUND, ALTERNATIVE STRATEGIES ALLOCATION FUND, GLOBAL 130/30 STRATEGY FUND AND GLOBAL MARKET NEUTRAL FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for fol-

                                  PROSPECTUS 41


lowing internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on Funds shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the applicable Fund. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where the Funds believe such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include
(i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policy, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the

                                  PROSPECTUS 43


possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that their policies will be enforced with regard to the Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds (except for the Alternative Strategies Allocation Fund) will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund generally does not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of the Fund. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and Service Providers. The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, under Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds, except for the Alternative Strategies Allocation Fund, have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Alternative Strategies Allocation Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 0.75% of the Fund's average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

                                  PROSPECTUS 45


     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the All-Cap Opportunity, International Opportunity, Global 130/30 Strategy and Global Market Neutral Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                   ADVISORY FEE
----                                   ------------
ALL-CAP OPPORTUNITY ................       0.90%
INTERNATIONAL OPPORTUNITY ..........       0.90%
ALTERNATIVE STRATEGIES ALLOCATION ..       NONE
GLOBAL 130/30 STRATEGY .............       0.50%*
GLOBAL MARKET NEUTRAL ..............       1.20%

* THE AMOUNT SHOWN REPRESENTS THE FUND'S ACTUAL MANAGEMENT FEE PAID FOR THE FISCAL YEAR ENDED MARCH 31, 2009. EFFECTIVE APRIL 1, 2009, THE MANAGEMENT FEE FOR THE FUND IS 1.05%. PRIOR TO APRIL 1, 2009, THE ADVISOR PAID A BASE MANAGEMENT FEE OF 0.70% THAT WAS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE COULD INCREASE TO A MAXIMUM OF 0.90% OR

     DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WAS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD ROLLED OVER WITH EACH SUCCEEDING MONTH, SO THAT IT ALWAYS EQUALED 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT WAS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WAS ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT WAS +/- 0.20%.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Alternative Strategies Allocation Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

INVESTMENT SUB-ADVISORS

VALU-TRAC

Valu-Trac Investment Management Limited, an SEC registered investment adviser, is located in Orton, Fochabers, Moray, Scotland, UK IV32 7QE, and serves as investment sub-advisor to the International Rotation Fund. Valu-Trac, a wholly-owned subsidiary of Valu-Trac Limited, specializes in international investments and is responsible for the development and on-going maintenance of the investment management strategy utilized by the Fund. Since 1989, Valu-Trac has provided investment advisory services to individuals, employee benefit plans, trusts and corporations.

A discussion regarding the basis for the Board's August 2007 approval of the International Opportunity Fund's investment sub-advisory agreement is available in the Fund's March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

SECURITY GLOBAL INVESTORS, LLC

Security Global Investors, LLC, an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, serves as investment sub-adviser to the Global 130/30 Strategy Fund and Global Market Neutral Fund. SGI and the Advisor are affiliates and are subsidiaries of the Security Benefit Corporation.

A discussion regarding the basis for the Board's August 2008 approval of the Global 130/30 Strategy Fund's and Global Market Neutral Fund's investment sub-advisory agreement is available in the Fund's March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

                                  PROSPECTUS 47


MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Funds in this prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and ConsumeR Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

On a day-to-day basis, the following five individuals are jointly and primarily responsible for the management of the Global 130/30 Strategy Fund.

JOHN BOICH, CFA, Portfolio Manager, Global Equities - Mr. Boich founded SGI's global equity team in 2001, bringing over 17 years of global equity investment experience to SGI, including valuable experience gained as founding partner of Avera Global Partners, which was acquired by SGI in 2007. John holds a B.A. in Economics from the University of Colorado and is a Chartered Financial Analyst. Mr. Boich has co-managed the Fund since April 2009 and, along with Messrs. Klimo and Whittall, is jointly responsible for the daily stock picks of the Fund.

SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined SGI's global equity team in 2002, bringing over 20 years of professional and international investment experience to SGI. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Mr. Klimo has co-managed the Fund since April 2009 and, along with Messrs. Boich and Whittall, is jointly responsible for the daily stock picks of the Fund.

DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined SGI's global equity team in 2004, bringing over 17 years of professional international experience to SGI. Prior to joining SGI, Mr. Whittall served as Senior Vice President and Senior International Equity Salesman for HSBC Securities. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Mr. Whittall has co-managed the Fund since April 2009 and, along with Messrs. Boich and Klimo, is jointly responsible for the daily stock picks of the Fund.

MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since April 2009 and, along with Mr. Perullo, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of

FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since April 2009 and, along with Mr. Kress, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

On a day-to-day basis, the following two individuals are jointly and primarily responsible for the management of the Global Market Neutral Fund.

MARK KRESS, CFA, Portfolio and Risk Manager - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since March 2009.

YON PERULLO, CFA, Portfolio and Risk Manager - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since March 2009.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                  PROSPECTUS 49


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET       NET INCREASE
                                               REALIZED      (DECREASE)
                                                  AND          IN NET
                     NET ASSET      NET       UNREALIZED    ASSET VALUE    DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,     INVESTMENT      GAINS       RESULTING       FROM NET         FROM NET
                     BEGINNING     INCOME     (LOSSES) ON       FROM        INVESTMENT        REALIZED         TOTAL
YEAR ENDED           OF PERIOD    (LOSS)+     INVESTMENTS    OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
----------           ---------   ----------   -----------   ------------   -------------   -------------   -------------
ALL-CAP OPPORTUNITY FUND A-CLASS (FORMERLY, SECTOR ROTATION FUND)
   MARCH 31, 2009      $13.45      $ .01        $(4.84)       $(4.83)         $  --           $   --          $   --
   March 31, 2008       14.08       (.01)          .30           .29             --             (.93)           (.93)
   March 31, 2007       14.15       (.01)          .38           .37             --             (.44)           (.44)
   March 31, 2006       11.10       (.04)         3.09          3.05             --               --              --
   March 31, 2005       10.45       (.02)          .67           .65             --               --              --
ALL-CAP OPPORTUNITY FUND C-CLASS (FORMERLY, SECTOR ROTATION FUND)
   MARCH 31, 2009       12.85       (.07)        (4.61)        (4.68)            --               --              --
   March 31, 2008       13.58       (.12)          .31           .19             --             (.93)           (.93)
   March 31, 2007       13.76       (.11)          .37           .26             --             (.44)           (.44)
   March 31, 2006       10.87       (.12)         3.01          2.89             --               --              --
   March 31, 2005       10.30       (.10)          .67           .57             --               --              --
INTERNATIONAL OPPORTUNITY FUND A-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
   MARCH 31, 2009       22.93       (.05)        (8.84)        (8.89)          (.33)              --            (.33)
   March 31, 2008*      25.00        .53         (1.98)        (1.45)          (.41)            (.24)           (.65)
INTERNATIONAL OPPORTUNITY FUND C-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
   MARCH 31, 2009       22.84       (.19)        (8.76)        (8.95)          (.33)              --            (.33)
   March 31, 2008*      25.00        .39         (1.96)        (1.57)          (.41)            (.24)           (.65)
ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS
   MARCH 31, 2009       24.84        .62         (5.69)        (5.07)          (.44)            (.03)           (.47)
   March 31, 2008*      25.00         --ss        (.16)         (.16)            --               --              --
ALTERNATIVE STRATEGIES ALLOCATION FUND C-CLASS
   MARCH 31, 2009       24.83        .39         (5.60)        (5.21)          (.44)            (.03)           (.47)
   March 31, 2008*      25.00       (.01)         (.16)         (.17)            --               --              --
GLOBAL 130/30 STRATEGY FUND A-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
   MARCH 31, 2009       11.79        .12         (4.98)        (4.86)          (.06)              --            (.06)
   March 31, 2008       17.05        .10         (2.58)        (2.48)          (.02)           (2.76)          (2.78)
   March 31, 2007       16.72        .05          1.38          1.43             --            (1.10)          (1.10)
   March 31, 2006       15.01       (.01)         2.59          2.58             --             (.87)           (.87)
   March 31, 2005       14.44        .02          1.16          1.18             --             (.61)           (.61)
GLOBAL 130/30 STRATEGY FUND C-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
   MARCH 31, 2009       11.14        .04         (4.68)        (4.64)          (.06)              --            (.06)
   March 31, 2008       16.39       (.02)        (2.45)        (2.47)          (.02)           (2.76)          (2.78)
   March 31, 2007       16.24       (.09)         1.34          1.25             --            (1.10)          (1.10)
   March 31, 2006       14.71       (.13)         2.53          2.40             --             (.87)           (.87)
   March 31, 2005       14.27       (.10)         1.15          1.05             --             (.61)           (.61)

                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                           ---------------------
                                  NET ASSET                               NET                   NET ASSETS,
                     REDEMPTION    VALUE,        TOTAL                INVESTMENT   PORTFOLIO      END OF
                        FEES       END OF     INVESTMENT    TOTAL       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED           COLLECTED     PERIOD      RETURN++    EXPENSES     (LOSS)        RATE       OMITTED)
----------           ----------   ---------   ----------   --------   ----------   ---------   -------------
ALL-CAP OPPORTUNITY FUND A-CLASS (FORMERLY, SECTOR ROTATION FUND)
   MARCH 31, 2009      $ --ss       $ 8.62      (35.91)%    1.69%       0.13%         528%       $ 31,925
   March 31, 2008       .01          13.45        1.50%     1.65%      (0.08)%        278%         49,148
   March 31, 2007        --ss        14.08        2.75%     1.64%      (0.09)%        373%         39,804
   March 31, 2006        --          14.15       27.48%     1.67%      (0.33)%        263%         30,593
   March 31, 2005        --          11.10        6.22%     1.63%      (0.19)%        262%          2,989
ALL-CAP OPPORTUNITY FUND C-CLASS (FORMERLY, SECTOR ROTATION FUND)
   MARCH 31, 2009        --ss         8.17      (36.42)%    2.44%      (0.66)%        528%         57,792
   March 31, 2008       .01          12.85        0.81%     2.41%      (0.80)%        278%        115,136
   March 31, 2007        --ss        13.58        2.02%     2.39%      (0.86)%        373%        118,422
   March 31, 2006        --          13.76       26.59%     2.41%      (0.95)%        263%        118,083
   March 31, 2005        --          10.87        5.53%     2.38%      (1.03)%        262%         54,604
INTERNATIONAL OPPORTUNITY FUND A-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
   MARCH 31, 2009       .05          13.76      (38.64)%    1.68%      (0.24)%        278%          6,818
   March 31, 2008*      .03          22.93       (5.93)%    1.74%**     3.68%**       160%         13,483
INTERNATIONAL OPPORTUNITY FUND C-CLASS (FORMERLY, INTERNATIONAL ROTATION FUND)
   MARCH 31, 2009       .05          13.61      (39.06)%    2.43%      (1.00)%        278%          1,618
   March 31, 2008*      .06          22.84       (6.29)%    2.49%**     2.70%**       160%          3,603
ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS
   MARCH 31, 2009       .03          19.33      (20.39)%    0.00%       2.82%          88%          5,816
   March 31, 2008*       --          24.84       (0.64)%    0.00%**     0.16%**        --           1,121
ALTERNATIVE STRATEGIES ALLOCATION FUND C-CLASS
   MARCH 31, 2009       .02          19.17      (21.00)%    0.75%       1.77%          88%          7,750
   March 31, 2008*       --          24.83       (0.68)%    0.68%**    (0.56)%**       --             152
GLOBAL 130/30 STRATEGY FUND A-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
   MARCH 31, 2009       .04           6.91      (40.85)%    1.12%       1.17%         254%            663
   March 31, 2008        --ss        11.79      (15.78)%    1.21%       0.64%         149%          3,361
   March 31, 2007        --ss        17.05        8.89%     1.32%       0.32%         138%          5,680
   March 31, 2006        --          16.72       17.55%     1.66%      (0.08)%        168%          3,079
   March 31, 2005        --          15.01        8.16%     1.57%       0.16%         159%            906
GLOBAL 130/30 STRATEGY FUND C-CLASS (FORMERLY, MULTI-CAP CORE EQUITY FUND)
   MARCH 31, 2009       .04           6.48      (41.26)%    1.86%       0.42%         254%          5,659
   March 31, 2008        --ss        11.14      (16.39)%    1.97%      (0.13)%        149%         15,906
   March 31, 2007        --ss        16.39        8.03%     2.12%      (0.54)%        138%         30,181
   March 31, 2006        --          16.24       16.68%     2.40%      (0.87)%        168%         30,981
   March 31, 2005        --          14.71        7.34%     2.31%      (0.71)%        159%         34,793

FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET       NET INCREASE
                                                REALIZED     (DECREASE)
                                                  AND          IN NET
                     NET ASSET      NET       UNREALIZED    ASSET VALUE    DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT      GAINS       RESULTING       FROM NET         FROM NET
                     BEGINNING     INCOME     (LOSSES) ON       FROM        INVESTMENT        REALIZED         TOTAL
YEAR ENDED           OF PERIOD    (LOSS)+     INVESTMENTS    OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
----------           ---------   ----------   -----------   ------------   -------------   -------------   -------------
GLOBAL MARKET NEUTRAL FUND A-CLASS
   MARCH 31, 2009*     $25.00      $(--)ss       $(.06)        $(.06)           $--             $--              $--
GLOBAL MARKET NEUTRAL FUND C-CLASS
   MARCH 31, 2009*      25.00        --ss         (.05)         (.05)            --              --               --


                                                                 RATIOS TO
                                                            AVERAGE NET ASSETS:
                                                           ---------------------
                                  NET ASSET                              NET                    NET ASSETS,
                     REDEMPTION    VALUE,       TOTAL                 INVESTMENT   PORTFOLIO       END OF
                        FEES       END OF     INVESTMENT    TOTAL       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED           COLLECTED     PERIOD      RETURN++    EXPENSES     (LOSS)        RATE        OMITTED)
----------           ----------   ---------   ----------   --------   ----------   ---------   -------------
GLOBAL MARKET NEUTRAL FUND A-CLASS
   MARCH 31, 2009*       $--       $24.94       (0.24)%    2.00%**++   (1.86%)**       91%        $11,023
GLOBAL MARKET NEUTRAL FUND C-CLASS
   MARCH 31, 2009*        --        24.95       (0.20)%    1.75%**      0.14%**        91%             --ssss

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     AUGUST 31, 2007 -- INTERNATIONAL OPPORTUNITY FUND A-CLASS AND C-CLASS; MARCH 7, 2008 -- ALTERNATIVE STRATEGIES ALLOCATION FUND A-CLASS AND C-CLASS;
     MARCH 30, 2009 -- GLOBAL MARKET NEUTRAL FUND A-CLASS AND C-CLAss

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

# DUE TO THE LIMITED LENGTH OF FUND OPERATIONS, RATIOS FOR THIS PERIOD ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

ss   LESS THAN $.01 PER SHARE.

ssss LESS THAN $1,000 IN NET ASSETS.

                                  PROSPECTUS 51


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSAAC-1-0809x0810

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009


                                                               MONEY MARKET FUND
                                         Rydex U.S. Government Money Market Fund


                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ......................................    2
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    3
FUND PERFORMANCE ..........................................................    4
FUND FEES AND EXPENSES ....................................................    5
MORE INFORMATION ABOUT THE FUND ...........................................    6
SHAREHOLDER INFORMATION ...................................................    7
TRANSACTION INFORMATION ...................................................    8
SALES CHARGES
   A-CLASS SHARES .........................................................    9
   C-CLASS SHARES .........................................................    9
BUYING FUND SHARES ........................................................   10
SELLING FUND SHARES .......................................................   12
EXCHANGING FUND SHARES ....................................................   14
RYDEX ACCOUNT POLICIES ....................................................   15
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   17
DIVIDENDS AND DISTRIBUTIONS ...............................................   17
TAX INFORMATION ...........................................................   18
MANAGEMENT OF THE FUND ....................................................   19
FINANCIAL HIGHLIGHTS ......................................................   21
ADDITIONAL INFORMATION ....................................................   22

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES


            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the U.S. Government Money Market Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

RYDEX U.S. GOVERNMENT MONEY MARKET FUND
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 3 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


DESCRIPTIONS OF PRINCIPAL RISKS


CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund--a means of achieving an overall Fund objective of principal safety--reduces the likelihood of price fluctuation.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year, and the following tables show the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.00%.

                                  (BAR CHART)

2001   2.31%
2002   0.11%
2003   0.01%
2004   0.03%
2005   1.31%
2006   3.05%
2007   3.18%
2008   0.64%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                      Since
                                    Inception
A-CLASS SHARES        Past 1 Year   3/31/2004
--------------        -----------   ---------
Return Before Taxes      1.40%         2.41%

                                                     Since
                                                   Inception
C-CLASS SHARES        Past 1 Year   Past 5 Years   10/19/2000
--------------        -----------   ------------   ----------
Return Before Taxes      -0.36%         1.64%         1.41%

YIELD

Call 800.820.0888 for the Fund's current yield.

                                  PROSPECTUS 5


FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.



                                                                A-Class    C-Class
                                                                -------    -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
MAXIMUM DEFERRED SALES CHARGE (LOAD)
   (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT
    MARKET VALUE, WHICHEVER IS LOWER) (2)                         None      1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                   0.50%     0.50%
Distribution and Shareholder Service (12b-1) Fees                 0.25%     1.00%
Other Expenses                                                    0.45%     0.45%
                                                                  ----      ----
Total Annual Fund Operating Expenses                              1.20%(3)  1.95%(3)
                                                                  ====      ====


     (1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

     (2) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

     (3) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPER-ATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.11% FOR A-CLASS SHARES AND 0.25% OF C-CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 1.09% FOR THE A-CLASS SHARES AND 1.70% FOR C-CLASS SHARES.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                                                              1 Year   3 Years   5 Years   10 Years
                                                              ------   -------   -------   --------
A-CLASS SHARES                                                 $122      $381     $  660    $1,455
C-CLASS SHARES
   If you sell your shares at the end of the period:           $298      $612     $1,052    $2,275
   If you do not sell your shares at the end of the period:    $198      $612     $1,052    $2,275

MORE INFORMATION ABOUT THE FUND

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 7


INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.


     Single direct purchases of C-Class Shares of a Fund in an amount of $1 million or more will be placed into A-Class Shares of that Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the follow-ing documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early -- such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission -- the Fund reserves the right to advance the time that NAV is calculated and, corre-spondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                           CUT-OFF TIME
------                     ------------------------
By Mail                          Market Close
By Phone                   1:00 p.m., Eastern Time*
By Internet                1:00 p.m., Eastern Time*
By Financial Intermediary      Market Close**

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANS-ACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                      PROSPECTUS 9


CALCULATING NAV


The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.


The Fund calculates NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR
FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

You will not be charged a sales charge for new purchases of A-Class Shares of the Fund. If you exchange your A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, the exchange will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply.


In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydex-sgi.com, from the statement of additional information or from your financial adviser.


C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or


     -    resulting from required minimum distributions.


The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                 PROSPECTUS 11


                                          INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                             ---------------------------------------   ----------------------------------------------
                             Complete the account application that     Complete the Rydex investment slip included
                             corresponds to the type of account        with your quarterly statement or send written
                             you are opening.                          purchase instructions that include:

                             -   MAKE SURE TO DESIGNATE THE RYDEX      -   YOUR NAME
                                 FUND(S) YOU WANT TO PURCHASE.

                             -   MAKE SURE YOUR INVESTMENT MEETS THE   -   YOUR SHAREHOLDER ACCOUNT NUMBER
                                 ACCOUNT MINIMUM.
                                                                       -   THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL

IRA AND OTHER RETIREMENT                    Make your check payable to RYDEX INVESTMENTS.
ACCOUNTS REQUIRE                    Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ADDITIONAL PAPERWORK.
                                  Include the name of the Rydex Fund(s) you want to purchase on your check.

                                 IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,YOUR INVESTMENT WILL BE
CALL RYDEX CLIENT SERVICES                      CREDITED TO THE RYDEX U.S.GOVERNMENT MONEY MARKET FUND.
TO REQUEST A RETIREMENT
ACCOUNT INVESTOR
APPLICATION KIT.                                                          Mail your written purchase instructions
                                Mail your application and check to:                    and check to:

                                                                  MAILING ADDRESS

                                      STANDARD DELIVERY                          OVERNIGHT DELIVERY
                             ---------------------------------------   ----------------------------------------------
                                        Rydex Investments                            Rydex Investments
                                         Attn: Ops. Dept.                             Attn: Ops. Dept.
                                          P.O. Box 758567                              200 SW 6th Street
                                       Topeka,KS 66675-8567                         Topeka,KS 66603-3704

                                           INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                             ---------------------------------------   ----------------------------------------------
                             Submit new account paperwork,and then     Be sure to designate in your wire instructions
                             call Rydex to obtain your account         the Rydex Fund(s) you want to purchase.
                             number.

                             -    MAKE SURE TO DESIGNATE THE RYDEX
                                  FUND(S) YOU WANT TO PURCHASE.

                             -    MAKE SURE YOUR INVESTMENT MEETS
                                  THE ACCOUNT MINIMUM.

BY WIRE
                             To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
RYDEX CLIENT SERVICES        YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
PHONE NUMBER:                TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888

OR
                             -    Account Number
301.296.5406
                             -    Fund Name

                             -    Amount of Wire

                             -    Fed Wire Reference Number (upon request)

                             You will receive a confirmation number to verify that your purchase order has been accepted.

                             IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,YOUR PURCHASE ORDER WILL NOT
                                           BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                             WIRE INSTRUCTIONS:
                             U.S. Bank
                             Cincinnati,OH
                             Routing Number: 0420-00013
                             For Account of: Rydex Investments
                             Account Number: 48038-9030
                             [Your Name]
                             [Your shareholder account number]

                                 IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,YOUR INVESTMENT WILL BE
                                                    CREDITED TO THE U.S.GOVERNMENT MONEY MARKET FUND.

                                          INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                             ---------------------------------------   ----------------------------------------------
                             Submit new account paperwork, and then    SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                             call Rydex to obtain your account         MINIMUM OF $20. To make a subsequent purchase
                             number. Be sure to complete the           send written purchase instructions that
                             "Electronic Investing via ("ACH")"        include:
                             section. Then, fax it to Rydex (ONLY
BY ACH (FAX)                 Individual, Joint and UGMA/UTMA           -   YOUR NAME
                             accounts may be opened by fax).
RYDEX FAX NUMBER:                                                      -   YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                 -    MAKE SURE TO INCLUDE A LETTER OF
                                  INSTRUCTION REQUESTING THAT WE       -   THE RYDEX FUND(S) YOU WANT TO PURCHASE
                                  PROCESS YOUR PURCHASE BY ACH.
                                                                       -   ACH BANK INFORMATION (IF NOT ON RECORD).
                             -    MAKE SURE TO DESIGNATE THE RYDEX
                                  FUND(S) YOU WANT TO PURCHASE.

                             -    MAKE SURE YOUR INVESTMENT MEETS
                                  THE ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF
THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                                  PROSPECTUS 13


                      STANDARD DELIVERY                OVERNIGHT DELIVERY
            ---------------------------------   --------------------------------
                    Rydex Investments                  Rydex Investments
   MAIL              Attn: Ops. Dept.                   Attn: Ops. Dept.
                     P.O. Box 758567                   200 SW 6th Street
                  Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:


                      STANDARD DELIVERY                OVERNIGHT DELIVERY
            ---------------------------------   --------------------------------
MAIL                  Rydex Investments                Rydex Investments
                      Attn: Ops. Dept.                 Attn: Ops. Dept.
                       P.O. Box 758567                 200 SW 6th Street
                    Topeka, KS 66675-8567            Topeka, KS 66603-3704

            301.296.5101

 FAX        If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS

                                 PROSPECTUS  15


OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or

                                 PROSPECTUS 17


pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advis-ability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.
In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                 PROSPECTUS 19


MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name, Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.


The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:


FUND                                ADVISORY FEE
----                                ------------
U.S. GOVERNMENT MONEY MARKET* ...       0.50%


* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE
     FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.


PORTFOLIO MANAGEMENT


The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior con-sultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the MultiHedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                 PROSPECTUS 21


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.


                                              NET REALIZED
                    NET ASSET                      AND          NET INCREASE    DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,        NET        UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                    BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
YEAR ENDED          OF PERIOD     INCOME+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
----------          ---------   ----------   --------------   ---------------   -------------   -------------   -------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2009     $1.00       $.01             $--             $.01            $(.01)            $--           $(.01)
   March 31, 2008      1.00        .03              --              .03             (.03)             --            (.03)
   March 31, 2007      1.00        .04              --              .04             (.04)             --            (.04)
   March 31, 2006      1.00        .03              --              .03             (.03)             --            (.03)
   March 31, 2005      1.00        .01              --              .01             (.01)             --            (.01)
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2009      1.00         --              --               --              (--)SS           --             (--)SS
   March 31, 2008      1.00        .03              --              .03             (.03)             --            (.03)
   March 31, 2007      1.00        .03              --              .03             (.03)             --            (.03)
   March 31, 2006      1.00        .02              --              .02             (.02)             --            (.02)
   March 31, 2005      1.00         --SS            --               --SS            (--)SS           --             (--)SS

                                                         RATIOS TO
                                                    AVERAGE NET ASSETS:
                    NET ASSET                --------------------------------    NET ASSETS,
                      VALUE,       TOTAL                               NET          END OF
                      END OF    INVESTMENT     TOTAL       NET     INVESTMENT   PERIOD (000'S
YEAR ENDED            PERIOD     RETURN++    EXPENSES   EXPENSES     INCOME        OMITTED)
----------          ---------   ----------   --------   --------   ----------   -------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2009     $1.00        0.85%       1.20%      1.09%       0.74%        $ 49,072
   March 31, 2008      1.00        3.51%       1.18%      1.18%       3.45%          21,174
   March 31, 2007      1.00        4.01%       1.17%      1.17%       3.97%          18,779
   March 31, 2006      1.00        2.51%       1.15%      1.15%       2.66%          14,324
   March 31, 2005      1.00        0.59%       1.10%      1.10%       0.93%           7,335
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2009      1.00        0.26%       1.95%      1.70%       0.24%         135,384
   March 31, 2008      1.00        2.74%       1.93%      1.93%       2.69%         121,436
   March 31, 2007      1.00        3.24%       1.92%      1.92%       3.20%         120,415
   March 31, 2006      1.00        1.76%       1.89%      1.89%       1.72%         131,045
   March 31, 2005      1.00        0.19%       1.87%      1.51%       0.19%         155,668

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS   LESS THAN $.01 PER SHARE.

ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                 PROSPECTUS 23


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

                                       24


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

                                 PROSPECTUS 25


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

                                       26


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

                                  PROSPECTUS 27


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSMAC-1-0809x0810

                                                              RYDEX SERIES FUNDS

                              INVESTOR CLASS AND ADVISOR CLASS SHARES PROSPECTUS


                                                                  AUGUST 1, 2009


                                                               MONEY MARKET FUND

                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND


                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ......................................    2
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    3
FUND PERFORMANCE ..........................................................    4
FUND FEES AND EXPENSES ....................................................    5
MORE INFORMATION ABOUT THE FUND ...........................................    6
SHAREHOLDER INFORMATION ...................................................    7
TRANSACTION INFORMATION ...................................................    8
BUYING FUND SHARES ........................................................    9
SELLING FUND SHARES .......................................................   11
EXCHANGING FUND SHARES ....................................................   13
RYDEX ACCOUNT POLICIES ....................................................   14
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   16
DIVIDENDS AND DISTRIBUTIONS ...............................................   17
TAX INFORMATION ...........................................................   17
MANAGEMENT OF THE FUND ....................................................   18
FINANCIAL HIGHLIGHTS ......................................................   20
ADDITIONAL INFORMATION ....................................................   21

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                     INVESTOR CLASS AND ADVISOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the U.S. Government Money Market Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


Investor Class and Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR CLASS (RYMXX)                                     ADVISOR CLASS (RYDXX)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk


Please see "Descriptions of Principal Risks" on page 3 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


DESCRIPTIONS OF PRINCIPAL RISKS


CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE


The bar chart below shows the performance of the Investor Class Shares of the Fund from year to year, and the tables below show the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. These figures in the tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.04%.

                                   (BAR CHART)

1999    4.28%
2000    5.41%
2001    3.33%
2002    0.86%
2003    0.24%
2004    0.44%
2005    2.31%
2006    4.04%
2007    4.21%
2008    1.65%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------   -----------   ------------   -------------
Return Before Taxes        1.65%          2.53%          2.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------   -----------   ------------   -------------
Return Before Taxes       1.14%          2.07%          2.21%

YIELD


Call 800.820.0888 for the Fund's current yield.

                                  PROSPECTUS 5


FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Advisor Class Shares of the Fund.


                                                    INVESTOR CLASS   ADVISOR CLASS
                                                    --------------   -------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)           None             None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                        0.50%            0.50%
Distribution and Shareholder Service (12b-1) Fees      None             0.25%
Other Expenses                                         0.45%            0.70%
                                                       ----             ----
Total Annual Fund Operating Expenses                   0.95%(2)         1.45%(2)
                                                       ====             ====


(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.05% FOR INVESTOR CLASS SHARES AND 0.19% OF ADVISOR CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 0.90% FOR THE INVESTOR CLASS SHARES AND 1.26% FOR ADVISOR CLASS SHARES.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
INVESTOR CLASS SHARES    $ 97      $303      $526     $1,166
ADVISOR CLASS SHARES     $148      $459      $792     $1,735

MORE INFORMATION ABOUT THE FUND:
OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 7


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries. Advisor Class Shares are offered only through financial intermediaries or securities dealers. Unlike Investor Class Shares, Advisor Class Shares have a distribution and shareholder service fee which compensates financial intermediaries, in part, for services they provide to investors who purchase Advisor Class Shares of the Fund.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held directly at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydex-sgi.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                            CUT-OFF TIME
------                      ------------------------
By Mail                            Market Close
By Phone                    1:00 p.m., Eastern Time*
By Internet                 1:00 p.m., Eastern Time*
By Financial Intermediary          Market Close**

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                  PROSPECTUS 9


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

The Fund calculates NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.


PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


                                          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
                             ------------------------------------------   ------------------------------------------
                             Complete the account application that        Complete the Rydex investment slip
                             corresponds to the type of account you are   included with your quarterly statement or
                             opening.                                     send written purchase instructions that
                                                                          include:

                             -   MAKE SURE TO DESIGNATE THE RYDEX         -   YOUR NAME
                                 FUND(S) YOU WANT TO PURCHASE.
                                                                          -   YOUR SHAREHOLDER ACCOUNT NUMBER
BY MAIL                      -   MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.                         -   THE RYDEX FUND(S) YOU WANT TO PURCHASE.
IRA and other retirement
accounts require                                  Make your check payable to RYDEX INVESTMENTS.
additional paperwork.
                                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
Call Rydex Client Services
to request a Retirement             Include the name of the Rydex Fund(s) you want to purchase on your check.
Account Investor
application kit.                 IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                            WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                                                            Mail your written purchase instructions
                                 Mail your application and check to:                     and check to:

                                                               NEW MAILING ADDRESS

                             STANDARD DELIVERY                                    OVERNIGHT DELIVERY

                             Rydex Investments                                    Rydex Investments
                             Attn: Ops. Dept.                                     Attn: Ops. Dept.
                             P.O. Box 758567                                      200 SW 6th Street
                             Topeka, KS 66675-8567                                Topeka, KS 66603-3704


                                           INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                             ------------------------------------------   ------------------------------------------
                             Submit new account paperwork, and then       Be sure to designate in your wire
                             call Rydex to obtain your account number.    instructions the Rydex Fund(s) you want to
                                                                          purchase.

                             -   MAKE SURE TO DESIGNATE THE RYDEX
                                 FUND(S) YOU WANT TO PURCHASE.

                             -   MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

                             To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
                             YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                             TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                             -   Account Number

BY WIRE                      -   Fund Name

Rydex Client Services        -   Amount of Wire
phone number:
800.820.0888                 -   Fed Wire Reference Number (upon request)
or
301.296.5406

                             You will receive a confirmation number to verify that your purchase order has been accepted.

                             IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                             WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                             WIRE INSTRUCTIONS:
                             U.S. Bank
                             Cincinnati, OH
                             Routing Number: 0420-00013
                             For Account of: Rydex Investments
                             Account Number: 48038-9030
                             [Your Name]
                             [Your shareholder account number]

                             IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                             CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                  PROSPECTUS 11


                                          INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                             ------------------------------------------   ------------------------------------------
                             Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                             call Rydex to obtain your account number.    A MINIMUM OF $20. To make a subsequent
                             Be sure to complete the "Electronic          purchase send written purchase
                             Investing via ("ACH")" section. Then, fax    instructions that include:
                             it to Rydex (ONLY Individual, Joint and
BY ACH                       UGMA/UTMA accounts may be opened by fax).    -   YOUR NAME
(FAX)
                             -   MAKE SURE TO INCLUDE A LETTER OF         -   YOUR SHAREHOLDER ACCOUNT NUMBER
Rydex fax number:                INSTRUCTION REQUESTING THAT WE PROCESS
301.296.5103                     YOUR PURCHASE BY ACH.                    -   THE RYDEX FUND(S) YOU WANT TO PURCHASE

                             -   MAKE SURE TO DESIGNATE THE RYDEX         -   ACH BANK INFORMATION (IF NOT ON RECORD).
                                 FUND(S) YOU WANT TO PURCHASE.

                             -   MAKE SURE YOUR INVESTMENT MEETS THE
                                 ACCOUNT MINIMUM.

BY ACH (INTERNET)                       Follow the directions on the Rydex web site - www.rydex-sgi.com


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.


The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                     STANDARD DELIVERY                OVERNIGHT DELIVERY
                ----------------------------   ---------------------------------
     MAIL            Rydex Investments                 Rydex Investments
                     Attn: Ops. Dept.                  Attn: Ops. Dept.
                      P.O. Box 758567                  200 SW 6th Street
                   Topeka, KS 66675-8567             Topeka, KS 66603-3704

                301.296.5103

     FAX        If you send your redemption order by fax, you must call Rydex
                Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

  TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

                                 PROSPECTUS 13


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e., electronic bill payments or ACH). If your balance in the Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Fund may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Investors may similarly make exchanges of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved on any Business Day. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:


              STANDARD DELIVERY       OVERNIGHT DELIVERY
            ---------------------   ---------------------
              Rydex Investments       Rydex Investments
   MAIL        Attn: Ops. Dept.        Attn: Ops. Dept.
               P.O. Box 758567        200 SW 6th Street
            Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Fund for Investor Class Shares (or H-Class Shares, if applicable), and Advisor Class Shares of the Fund for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser.

Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by govern-

                                 PROSPECTUS 15


mental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

ADVISOR CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Fund to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class

                                 PROSPECTUS 17

utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name, Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                 ADVISORY FEE
----                                 ------------
U.S. GOVERNMENT MONEY MARKET* ....       0.50%


* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

                                  PROSPECTUS 19



PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R)Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's Advisor Class Shares or Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or
301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.


                                              NET REALIZED
                    NET ASSET                      AND          NET INCREASE    DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,        NET        UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                    BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED          OF PERIOD     INCOME+    ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
----------          ---------   ----------   --------------   ---------------   -------------   -------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009     $1.00       $.01             $--             $.01            $(.01)            $--
   March 31, 2008      1.00        .04              --              .04             (.04)             --
   March 31, 2007      1.00        .04              --              .04             (.04)             --
   March 31, 2006      1.00        .03              --              .03             (.03)             --
   March 31, 2005      1.00        .01              --              .01             (.01)             --
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2009      1.00        .01              --              .01             (.01)             --
   March 31, 2008      1.00        .03              --              .03             (.03)             --
   March 31, 2007      1.00        .04              --              .04             (.04)             --
   March 31, 2006      1.00        .02              --              .02             (.02)             --
   March 31, 2005      1.00         --SS            --               --SS            (--)SS           --

                                                                         RATIOS TO
                                                                    AVERAGE NET ASSETS:
                                    NET ASSET                --------------------------------     NET ASSETS,
                                      VALUE,       TOTAL                               NET          END OF
                        TOTAL         END OF    INVESTMENT     TOTAL       NET     INVESTMENT   PERIOD (000'S
YEAR ENDED          DISTRIBUTIONS     PERIOD     RETURN++    EXPENSES   EXPENSES     INCOME        OMITTED)
----------          -------------   ---------   ----------   --------   --------   ----------   -------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009      $(.01)         $1.00        1.06%       0.95%      0.90%       1.02%       $1,114,286
   March 31, 2008       (.04)          1.00        3.76%       0.93%      0.93%       3.71%          978,584
   March 31, 2007       (.04)          1.00        4.26%       0.92%      0.92%       4.20%          982,347
   March 31, 2006       (.03)          1.00        2.79%       0.88%      0.88%       2.74%          975,088
   March 31, 2005       (.01)          1.00        0.82%       0.87%      0.87%       0.81%        1,196,009
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2009       (.01)          1.00        0.65%       1.45%      1.26%       0.55%          341,425
   March 31, 2008       (.03)          1.00        3.24%       1.43%      1.43%       3.25%          159,111
   March 31, 2007       (.04)          1.00        3.75%       1.42%      1.42%       3.70%          204,068
   March 31, 2006       (.02)          1.00        2.28%       1.39%      1.39%       2.21%          151,828
   March 31, 2005        (--)SS        1.00        0.43%       1.38%      1.25%       0.39%          245,890

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS   LESS THAN $.01 PER SHARE.

                                  PROSPECTUS 21


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

                                  PROSPECTUS 23


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

                                       24


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

                                  PROSPECTUS 25


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

                                       26


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

                                  PROSPECTUS 27


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


(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSMAI-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                               INVESTOR2 CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

MONEY MARKET FUND
   U.S. Government Money Market Fund......................................     2
DESCRIPTIONS OF PRINCIPAL RISKS...........................................     2
FUND PERFORMANCE..........................................................     3
FUND FEES AND EXPENSES....................................................     4
MORE INFORMATION ABOUT THE FUND...........................................     5
SHAREHOLDER INFORMATION...................................................     5
TRANSACTION INFORMATION...................................................     5
BUYING FUND SHARES........................................................     7
SELLING FUND SHARES.......................................................     8
EXCHANGING FUND SHARES....................................................    10
ACCOUNT POLICIES..........................................................    10
DISTRIBUTION AND SHAREHOLDER SERVICES.....................................    12
DIVIDENDS AND DISTRIBUTIONS...............................................    12
TAX INFORMATION...........................................................    13
MANAGEMENT OF THE FUND....................................................    14
ADDITIONAL INFORMATION....................................................    16

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                             INVESTOR2 CLASS SHARES

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the Investor2 Class Shares of the U.S. Government Money Market Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor2 Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange Investor2 Class Shares of the Fund for shares of the Security Funds through their financial intermediary, directly through the web at www.securitybenefit.com, or over the phone. The Security Funds include each share class of Security Equity Fund (and each of its series); Security Income Fund (and each of its series); Security Large Cap Value Fund (and each of its series); and Security Mid Cap Growth Fund.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

INVESTOR2 CLASS

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" below for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS

CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK- The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund--a means of achieving an overall Fund objective of principal safety--reduces the likelihood of price fluctuation.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                  PROSPECTUS 3


FUND PERFORMANCE

Because Investor2 Class Shares is a new share class, the following bar chart shows the performance of the Investor Class Shares of the Fund from year to year, and the following table shows the performance of the Investor Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.04%.*

                                  (BAR CHART)

1999   4.28%
2000   5.41%
2001   3.33%
2002   0.86%
2003   0.24%
2004   0.44%
2005   2.31%
2006   4.04%
2007   4.21%
2008   1.65%

* THE PERFORMANCE SHOWN IS THE PERFORMANCE OF THE INVESTOR CLASS SHARES OF THE FUND, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. HOWEVER, THE PERFORMANCE OF THE FUND'S INVESTOR2 CLASS SHARES SHOULD BE SUBSTANTIALLY SIMILAR TO THAT OF THE FUND'S INVESTOR CLASS SHARES BECAUSE THE EXPENSES FOR EACH CLASS ARE IDENTICAL.

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                        PAST 1   PAST 5   PAST 10
INVESTOR CLASS SHARES    YEAR     YEARS    YEARS
---------------------   ------   ------   -------
Return Before Taxes      1.65%    2.53%    2.67%

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Investor2 Class Shares of the Fund.

                                                    INVESTOR2 CLASS
                                                    ---------------
SHAREHOLDER FEES(1)                                      None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                          0.50%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES        None
OTHER EXPENSES                                           0.45%
                                                         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.95%(2)
                                                         ====

(1)  THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $20 ON REDEMPTIONS.

(2) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSE) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in Investor2 Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ------   -------   -------   --------
INVESTOR2 CLASS SHARES     $97      $303      $526     $1,166

                                  PROSPECTUS 5


MORE INFORMATION ABOUT THE FUND:

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Investor2 Class Shares are offered directly through the Fund's transfer agent and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling 800.888.2461 or by simply downloading an application from the web at www.securitybenefit.com. For more information on opening an account, call 800.888.2461.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amount is $100.

     There is a minimum investment amount of $20 for subsequent investments in the Fund. For more information about investment minimums for subsequent investments, please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address to establish an account, although P.O. Box boxes are permitted for subsequent mailings. If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - You will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and advance notice of early closings will be posted at www.securitybenefit.com.

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, advance notice of these events will be posted at www.securitybenefit.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. In order for your transaction to receive the current day's NAV, your order must be received no later than the time as of which the Fund calculates its NAV on that day. Any purchase that is sent to the transfer agent does not constitute a purchase order until the transfer agent receives correct payment by check, wire transfer or ACH. Your purchase order begins to accrue dividends on the Business Day after the Fund receives your purchase order and continues to accrue dividends through the Business Day the Fund receives a request to redeem your shares.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, the transfer agent reserves the right to advance the time on that day by which shareholder transaction orders must be received.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

     The Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders

     The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.888.2461 or visit the web site - www.securitybenefit.com.

     The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

     More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number

                                  PROSPECTUS 7


of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, the Fund and the distributor reserve the right to reject or refuse, in whole or in part, any purchase order for Fund shares, within 72 hours of receiving the purchase order. Purchase orders, like any other share transaction, will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail or fax and send purchase proceeds by check, wire transfer or electronic funds transfer. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of the Fund's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                   INITIAL PURCHASE                     SUBSEQUENT PURCHASES
                        ------------------------------------   --------------------------------------
                        Complete the account application.      Send written purchase instructions
                                                               that include:
                        -    MAKE SURE YOUR INVESTMENT MEETS
                             THE ACCOUNT MINIMUM.              -    YOUR NAME

                                                               -    YOUR SHAREHOLDER ACCOUNT NUMBER

                                                               -    THE FUND(S) YOU WANT TO PURCHASE.
BY MAIL
                                 Make your check payable to SECURITY DISTRIBUTORS, INC.
IRA AND OTHER
RETIREMENT ACCOUNTS         Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
REQUIRE ADDITIONAL
PAPERWORK.                   Include the name of the Fund(s) you want to purchase on your check.

                         Mail your application and check to:      Mail your written purchase
                                                                   instructions and check to:

                                                    MAILING ADDRESS:
                                              Security Distributors, Inc.
                                                    P.O. Box 750525
                                                 Topeka, KS 66675-0525

                                   INITIAL PURCHASE                     SUBSEQUENT PURCHASES
                        ------------------------------------   --------------------------------------
                        Submit new account paperwork, and      Be sure to designate in your wire
                        call 800.888.2461 to obtain your       instructions the Fund(s) you want to
BY WIRE                 account number.                        purchase.

NATIONAL SALES CENTER   -    MAKE SURE YOUR INVESTMENT MEETS
PHONE NUMBER:                THE ACCOUNT MINIMUM.
800.888.2461

                        You will receive a confirmation number to verify that your purchase order has been accepted.

                        IF YOU DO NOT NOTIFY THE NATIONAL SALES CENTER OF THE INCOMING WIRE, YOUR
                        PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                        RECEIPT OF THE WIRE.

                                   INITIAL PURCHASE                      SUBSEQUENT PURCHASES
                        ------------------------------------   --------------------------------------
                        Not available for initial purchases.   SUBSEQUENT PURCHASES MADE VIA
                                                               AUTOMATIC BANK DRAFT MUST BE A MINIMUM
                                                               OF $20. To make a subsequent purchase,
BY AUTOMATIC                                                   fax written purchase instructions that
BANK DRAFT                                                     include:

                                                               -    YOUR NAME

                                                               -    YOUR SHAREHOLDER ACCOUNT NUMBER

                                                               -    THE FUND(S) YOU WANT TO PURCHASE

                                                               -    BANK INFORMATION (IF NOT ON
                                                                    RECORD).

CANCELLED PURCHASE ORDERS

Your purchase order will ordinarily be cancelled under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent does not receive your wire transfer

     -    if the transfer agent does not receive your automatic bank draft

     -    if your bank does not honor your automatic bank draft

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through the Fund's transfer agent directly. The Fund also offers you the option to send redemption orders to by:

         MAIL           STANDARD DELIVERY
                        Security Distributors, Inc.
                        P.O. Box 750525
                        Topeka, KS  66675-0525

     TELEPHONE
(FOR REDEMPTIONS LESS   800.888.2461 (not available for retirement accounts)
    THAN $25,000)

     INTERNET           Follow the directions on the web at
                        www.securitybenefit.com

                                  PROSPECTUS 9


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or automatic bank draft (a new alternate payee, a new address, or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given the transfer agent written authorization to allow you to make redemptions from the account.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving a valid redemption request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR AUTOMATIC BANK DRAFT (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL YOUR PURCHASE HAS CLEARED. IT WILL TAKE 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING, MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. For joint accounts, both signatures must be guaranteed. You may not use fax to transmit a signature guarantee to the Fund.

REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the Fund by writing drafts for $100 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (I.E., electronic bill payments or ACH). If your balance in the Fund is insufficient to cover the amount of your draft, the transfer agent will return it as insufficient funds.

Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. You may also be charged a $25 fee for any draft that cannot be honored due to insufficient funds. The Fund may suspend the draft writing privilege at any time.

EXCHANGING FUND SHARES

As described herein, an exchange is when you sell shares of the Fund and use the proceeds from that sale to purchase shares of a Security Fund. Investors may make exchanges on any Business Day of the Fund for shares of any Security Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. See "Exchanges with Security Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through the transfer agent directly. The Fund also offers you the option to send exchange requests by:

            STANDARD DELIVERY
            Security Distributors, Inc.
  MAIL      P.O. Box 750525
            Topeka, KS  66675-0525

   FAX      785.368.1772

TELEPHONE   800.888.2461

INTERNET    Follow the directions on the web at www.securitybenefit.com

Whether you transmit your exchange request by mail, fax, telephone, or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given the Fund's transfer agent written authorization to allow you to trade the account.

EXCHANGES WITH SECURITY FUNDS

On any Business Day, investors may make exchanges of the Fund for shares of any Security Fund, which are offered in a separate prospectus. IF YOU ARE CONTEMPLATING AN EXCHANGE OF SHARES OF THE FUND FOR SHARES OF A SECURITY FUND, YOU SHOULD OBTAIN AND REVIEW THAT SECURITY FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You may obtain a prospectus for any Security Fund by calling 800.888.2461 or visiting the web at www.securitybenefit.com.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

                                 PROSPECTUS 11


The Fund provides accounts for U.S. citizens and resident aliens and will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Fund through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the web at www.securitybenefit.com or call 800.888.2461. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and the authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach the National Sales Center by telephone or to access the internet site -- www.securitybenefit.com. The Fund will not be liable for any losses resulting from a cause over which the Fund does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach the National Sales Center by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions.

1(800) 888-2461

You may access information about your account anytime by calling 800.888.2461. This automated line gives you telephone access to balance and history information on your account.

SERVICE AND OTHER FEES

The transfer agent may charge the following administrative fees for services associated with the following:

     -    $20 for wire transfers of redemption proceeds

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $20 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or automatic bank drafts

     - The transfer agent reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

The transfer agent reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Simple, Roth IRA, and 403(b) accounts, are charged an annual $10 maintenance fee, which is deducted from your account on a day determined by the transfer agent during the last quarter of each calendar year. In lieu of this fee being deducted from your account you may pay the fee by sending a check.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Fund. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Fund and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Fund that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Your purchase order begins to accrue dividends on the Business Day after the Fund receives your purchase order and continues to accrue dividends through the Business Day the Fund receives a request to redeem your shares. The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $25 or less may be automatically reinvested.

                                 PROSPECTUS 13


TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund does not expect to make distributions that will be treated as qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a Security Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Fund since its inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                    ADVISORY FEE
----                                    ------------
U.S. GOVERNMENT MONEY MARKET* .......       0.50%

* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments -- As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager -- Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Fund since its inception.

                                  PROSPECTUS 15


RYAN A. HARDER, CFA, Portfolio Manager -- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.888.2461, VISITING THE WEB AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                 PROSPECTUS 17


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

                                       18


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

                                 PROSPECTUS 19


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

                                       20


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

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
MMI2-1-0809x0810

                                                              RYDEX SERIES FUNDS


                                                 ADVISOR CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                    SECTOR FUNDS
                                                              RYDEX BANKING FUND
                                                      RYDEX BASIC MATERIALS FUND
                                                        RYDEX BIOTECHNOLOGY FUND
                                                    RYDEX CONSUMER PRODUCTS FUND
                                                          RYDEX ELECTRONICS FUND
                                                               RYDEX ENERGY FUND
                                                      RYDEX ENERGY SERVICES FUND
                                                   RYDEX FINANCIAL SERVICES FUND
                                                          RYDEX HEALTH CARE FUND
                                                             RYDEX INTERNET FUND
                                                              RYDEX LEISURE FUND
                                                      RYDEX PRECIOUS METALS FUND
                                                            RYDEX RETAILING FUND
                                                           RYDEX TECHNOLOGY FUND
                                                   RYDEX TELECOMMUNICATIONS FUND
                                                       RYDEX TRANSPORTATION FUND
                                                            RYDEX UTILITIES FUND

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND

                                                                    [RYDEX LOGO]

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SECTOR FUNDS
   BANKING FUND ........................................................       2
   BASIC MATERIALS FUND ................................................       3
   BIOTECHNOLOGY FUND ..................................................       4
   CONSUMER PRODUCTS FUND ..............................................       5
   ELECTRONICS FUND ....................................................       6
   ENERGY FUND .........................................................       7
   ENERGY SERVICES FUND ................................................       8
   FINANCIAL SERVICES FUND .............................................       9
   HEALTH CARE FUND ....................................................      10
   INTERNET FUND .......................................................      11
   LEISURE FUND ........................................................      12
   PRECIOUS METALS FUND ................................................      13
   RETAILING FUND ......................................................      14
   TECHNOLOGY FUND .....................................................      15
   TELECOMMUNICATIONS FUND .............................................      16
   TRANSPORTATION FUND .................................................      17
   UTILITIES FUND ......................................................      18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ...................................      19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..............................      20
DESCRIPTIONS OF PRINCIPAL RISKS ........................................      21
FUND PERFORMANCE .......................................................      27
FUND FEES AND EXPENSES .................................................      45
MORE INFORMATION ABOUT THE FUNDS .......................................      47
SHAREHOLDER INFORMATION ................................................      48
TRANSACTION INFORMATION ................................................      49
BUYING FUND SHARES .....................................................      51
SELLING FUND SHARES ....................................................      53
EXCHANGING FUND SHARES .................................................      54
RYDEX ACCOUNT POLICIES .................................................      56
DISTRIBUTION AND SHAREHOLDER SERVICES ..................................      58
DIVIDENDS AND DISTRIBUTIONS ............................................      58
TAX INFORMATION ........................................................      59
MANAGEMENT OF THE FUNDS ................................................      60
FINANCIAL HIGHLIGHTS ...................................................      62
ADDITIONAL INFORMATION .................................................      66

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES


            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


SECTOR FUNDS
MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      -     ARE NOT FEDERALLY INSURED

      -     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      -     ARE NOT BANK DEPOSITS

      -     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

BANKING FUND
ADVISOR CLASS (RYKAX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Banking Sector Concentration Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND
ADVISOR CLASS (RYBAX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Basic Materials Sector Concentration Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

4

BIOTECHNOLOGY FUND
ADVISOR CLASS (RYOAX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Biotechnology Sector Concentration Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS
ADVISOR CLASS (RYCAX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Consumer Products Sector Concentration Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

6

ELECTRONICS FUND
ADVISOR CLASS (RYSAX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas . The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Electronics Sector Concentration Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 7

ENERGY FUND
ADVISOR CLASS (RYEAX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Energy Sector Concentration Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

8

ENERGY SERVICES FUND
ADVISOR CLASS (RYVAX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Energy Services Sector Concentration Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND
ADVISOR CLASS (RYFAX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Financial Services Sector Concentration Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

10

HEALTH CARE FUND
ADVISOR CLASS (RYHAX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Health Care Sector Concentration Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 11

INTERNET FUND
ADVISOR CLASS (RYIAX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Internet Sector Concentration Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

12

LEISURE FUND
ADVISOR CLASS (RYLAX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Leisure Sector Concentration Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND
ADVISOR CLASS (RYMPX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Precious Metals Sector Concentration Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

14

RETAILING FUND
ADVISOR CLASS (RYRAX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Retailing Sector Concentration Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 15

TECHNOLOGY FUND
ADVISOR CLASS (RYTAX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Telecommunications Sector Concentration Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

16

TELECOMMUNICATIONS FUND
ADVISOR CLASS (RYMAX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Telecommunications Sector Concentration Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 17

TRANSPORTATION FUND
ADVISOR CLASS (RYPAX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Telecommunications Sector Concentration Risk

            -     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

18

UTILITIES FUND
ADVISOR CLASS (RYAUX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Active Trading Risk

            -     Depositary Receipt Risk

            -     Derivatives Risk

            -     Early Closing Risk

            -     Foreign Issuer Exposure Risk

            -     Market Risk

            -     Non-Diversification Risk

            -     Small-Capitalization and Mid-Capitalization Securities Risk

            -     Trading Halt Risk

            -     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                                                   PROSPECTUS 19

RYDEX U.S. GOVERNMENT MONEY MARKET FUND
ADVISOR CLASS (RYDXX)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.


PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

            -     Credit Risk

            -     Income Risk

            -     Interest Rate Risk

            -     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

20

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                       BASIC                     CONSUMER                           ENERGY     FINANCIAL  HEALTH
                           BANKING   MATERIALS   BIOTECHNOLOGY   PRODUCTS   ELECTRONICS   ENERGY   SERVICES    SERVICES    CARE
                            FUND       FUND           FUND         FUND         FUND       FUND      FUND        FUND      FUND
                           -------   ---------   -------------   --------   -----------   ------   ---------   --------    ----
Active Trading Risk           X          X             X             X           X           X         X           X         X

Credit Risk

Depositary Receipt Risk       X          X             X             X           X           X         X           X         X

Derivatives Risk              X          X             X             X           X           X         X           X         X

Early Closing Risk            X          X             X             X           X           X         X           X         X

Foreign Issuer
Exposure Risk                 X          X             X             X           X           X         X           X         X

Income Risk

Interest Rate Risk

Market Risk                   X          X             X             X           X           X         X           X         X

Non-Diversification Risk      X          X             X             X           X           X         X           X         X

Sector Concentration
Risk (for each Fund's
specific Sector               X          X             X             X           X           X         X           X         X
Concentration Risk see
"Descriptions of
Principal Risks" below)

Small-Capitalization and
Mid-Capitalization
Securities Risk               X          X             X             X           X           X         X           X         X

Stable Price Per
Share Risk

Trading Halt Risk             X          X             X             X           X           X         X           X         X

                                                                   PROSPECTUS 21


                                                                                                                         U.S.
                                                                                  TELE-                               GOVERNMENT
                                              PRECIOUS                         COMMUNICA-                               MONEY
                           INTERNET  LEISURE   METALS   RETAILING  TECHNOLOGY    TIONS     TRANSPORTATION  UTILITIES    MARKET
                             FUND     FUND      FUND       FUND       FUND        FUND          FUND         FUND       FUND
                           --------  -------  --------  ---------  ----------  ----------  --------------  ---------  ----------
Active Trading Risk           X         X         X         X           X           X             X            X

Credit Risk                                                                                                               X

Depositary Receipt Risk       X         X         X         X           X           X             X            X

Derivatives Risk              X         X         X         X           X           X             X            X

Early Closing Risk            X         X         X         X           X           X             X            X

Foreign Issuer
Exposure Risk                 X         X         X         X           X           X             X            X

Income Risk                                                                                                               X

Interest Rate Risk                                                                                                        X

Market Risk                   X         X         X         X           X           X             X            X

Non-Diversification Risk      X         X         X         X           X           X             X            X

Sector Concentration
Risk (for each Fund's
specific Sector               X         X         X         X           X           X             X            X
Concentration Risk see
"Descriptions of
Principal Risks" below)

Small-Capitalization and
Mid-Capitalization
Securities Risk               X         X         X         X           X           X             X            X

Stable Price Per
Share Risk                                                                                                                X

Trading Halt Risk             X         X         X         X           X           X             X            X


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying

22

the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or

                                                                   PROSPECTUS 23

market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.


INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund - a means of achieving an overall Fund objective of principal safety - reduces the likelihood of price fluctuation.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

24

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse

                                                                   PROSPECTUS 25

market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.


PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive

26

      pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.


SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                                                   PROSPECTUS 27

FUND PERFORMANCE

The following bar charts show the performance of the Advisor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

BANKING FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -19.75%.

                                  [BAR GRAPH]

1999             -19.12%
2000              15.30%
2001              -2.77%
2002              -2.80%
2003              31.32%
2004              13.35%
2005              -3.88%
2006               9.76%
2007             -27.77%
2008             -40.93%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 21.95%              (quarter ended 12/31/2008) -24.79%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                                                Past 1 Year    Past 5 Years    Past 10 Years
-----------------------------------------------------------         -----------    ------------    -------------
Return Before Taxes                                                      -40.93%         -12.59%           -5.13%
Return After Taxes on Distributions                                      -41.54%         -13.13%           -5.69%
Return After Taxes on Distributions and Sale of Fund Shares              -26.63%         -10.39%           -4.40%
S&P 500 Index (1)                                                        -37.00%          -2.19%           -1.38%


(1) THE S&P 500(R) IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

28

BASIC MATERIALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 19.49%.

                                  [BAR GRAPH]

1999               21.69%
2000              -21.10%
2001               -0.99%
2002              -14.06%
2003               32.20%
2004               19.95%
2005                3.16%
2006               21.50%
2007               34.08%
2008              -45.89%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 24.25%              (quarter ended 9/30/2008) -30.01%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                                                Past 1 Year    Past 5 Years    Past 10 Years
-----------------------------------------------------------         -----------    ------------    -------------
Return Before Taxes                                                      -45.89%           1.75%            1.65%
Return After Taxes on Distributions                                      -46.30%           1.49%            1.45%
Return After Taxes on Distributions and Sale of Fund Shares              -29.87%           1.34%            1.29%
S&P 500 Index(1)                                                         -37.00%          -2.19%           -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 29

BIOTECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.53%.


                                  [BAR GRAPH]

1999            95.52%
2000            28.00%
2001           -17.29%
2002           -45.79%
2003            45.56%
2004             1.36%
2005            11.20%
2006            -3.57%
2007             5.25%
2008           -10.98%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/1999) 46.14%             (quarter ended 6/30/2002) -33.60%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -10.98%         0.36%          5.23%
Return After Taxes on Distributions           -10.98%         0.36%          5.22%
Return After Taxes on Distributions and
  Sale of Fund Shares                          -7.14%         0.31%          4.57%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

30

CONSUMER PRODUCTS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.10%.


                                  [BAR GRAPH]

1999             1.54%
2000           -13.44%
2001            -2.95%
2002            -4.03%
2003            21.15%
2004            12.67%
2005            -1.05%
2006            16.67%
2007            10.72%
2008           -23.43%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/1999) 15.52%             (quarter ended 3/31/2000) -17.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -23.43%         1.97%          0.90%
Return After Taxes on Distributions           -23.64%         1.73%          0.59%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -15.24%         1.55%          0.58%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 31
ELECTRONICS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 27.07%.


                                  [BAR GRAPH]

1999           120.21%
2000           -18.43%
2001           -29.65%
2002           -49.43%
2003            71.68%
2004           -21.24%
2005             4.08%
2006             5.79%
2007            -2.53%
2008           -50.17%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/1999) 48.34%             (quarter ended 9/30/2002) -38.77%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -50.17%       -15.88%         -7.43%
Return After Taxes on Distributions           -50.17%       -15.88%         -7.45%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -32.61%       -12.67%         -5.92%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

32

ENERGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 13.00%.


                                  [BAR GRAPH]

1999            18.02%
2000            22.14%
2001           -13.63%
2002           -13.69%
2003            23.64%
2004            31.83%
2005            38.02%
2006            11.41%
2007            32.77%
2008           -45.81%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2008) 27.39%              (quarter ended 9/30/2008) -34.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -45.81%         7.84%          6.84%
Return After Taxes on Distributions           -46.23%         7.41%          6.57%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -29.25%         6.84%          6.02%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 33

ENERGY SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 28.69%.


                                  [BAR GRAPH]

1999            44.21%
2000            40.40%
2001           -32.41%
2002           -10.83%
2003             8.43%
2004            34.01%
2005            47.78%
2006            10.60%
2007            36.71%
2008           -57.83%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 3/31/2000) 32.23%             (quarter ended 12/31/2008) -47.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -57.83%         4.78%          5.31%
Return After Taxes on Distributions           -57.83%         4.78%          5.31%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -37.59%         4.12%          4.65%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

34

FINANCIAL SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.94%.


                                  [BAR GRAPH]

1999            -1.46%
2000            21.22%
2001           -13.35%
2002           -16.05%
2003            29.40%
2004            16.67%
2005             2.75%
2006            15.41%
2007           -19.26%
2008           -48.10%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 9/30/2000) 22.48%             (quarter ended 12/31/2008) -31.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -48.10%       -10.33%         -4.19%
Return After Taxes on Distributions           -48.78%       -10.81%         -4.51%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -31.32%        -8.65%         -3.58%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 35

HEALTH CARE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 3.63%.


                                  [BAR GRAPH]

1999           -13.56%
2000            30.27%
2001           -12.94%
2002           -20.46%
2003            31.77%
2004             5.77%
2005            10.03%
2006             4.16%
2007             5.67%
2008           -25.12%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2000) 16.80%             (quarter ended 12/31/2008) -15.80%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -25.12%        -0.83%         -0.14%
Return After Taxes on Distributions           -25.12%        -0.83%         -0.15%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -16.33%        -0.70%         -0.12%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

36

INTERNET FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 32.11%.


                                  [BAR GRAPH]

2001           -46.89%
2002           -43.85%
2003            63.33%
2004            12.33%
2005            -2.46%
2006             7.72%
2007            10.98%
2008           -45.07%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/2001) 38.93%             (quarter ended 9/30/2001) -44.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                    Since Inception
ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years        (4/6/2000)
---------------------------------------  -----------  ------------  ---------------
Return Before Taxes                           -45.07%        -6.37%          -21.56%
Return After Taxes on Distributions           -45.47%        -6.53%          -21.63%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -29.32%        -5.39%          -14.62%
S&P 500 Index (1)                             -37.00%        -2.19%           -3.98%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 37

LEISURE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.67%.


                                  [BAR GRAPH]

1999             8.36%
2000           -23.02%
2001           -18.04%
2002           -15.46%
2003            33.88%
2004            22.60%
2005            -5.75%
2006            20.84%
2007            -1.44%
2008           -49.51%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 18.48%              (quarter ended 9/30/2001) -36.02%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -49.51%        -7.02%         -6.02%
Return After Taxes on Distributions           -49.51%        -7.02%         -6.05%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -32.18%        -5.83%         -4.88%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

38

PRECIOUS METALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. (2) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 17.51%.


                                  [BAR GRAPH]

2004           -14.50%
2005            21.00%
2006            20.96%
2007            19.33%
2008           -37.97%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 9/30/2005) 18.71%              (quarter ended 9/30/2008) -33.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                    Since Inception
ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years        (8/1/2003)
---------------------------------------  -----------  ------------  ---------------
Return Before Taxes                           -37.97%        -1.52%            4.91%
Return After Taxes on Distributions           -37.97%        -1.52%            4.91%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -24.68%        -1.29%            4.23%
S&P 500 Index (1)                             -37.00%        -2.19%            0.43%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 39

RETAILING FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 15.76%.


                                  [BAR GRAPH]

1999            12.76%
2000           -24.55%
2001             2.58%
2002           -23.79%
2003            33.54%
2004             8.98%
2005             4.21%
2006             8.88%
2007           -13.05%
2008           -34.02%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/2001) 20.72%            (quarter ended 12/31/2008) -24.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years(2)
---------------------------------------  -----------  ------------  ----------------
Return Before Taxes                           -34.02%        -6.64%            -4.51%
Return After Taxes on Distributions           -34.02%        -6.64%            -4.55%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -22.11%        -5.52%            -3.72%
S&P 500 Index (1)                             -37.00%        -2.19%            -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

40

TECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.28%.


                                  [BAR GRAPH]

1999            80.13%
2000           -39.06%
2001           -29.45%
2002           -40.30%
2003            56.74%
2004            -0.36%
2005             2.01%
2006             5.89%
2007            11.55%
2008           -45.65%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/1999) 39.30%             (quarter ended 9/30/2001) -36.36%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -45.65%        -8.18%         -7.22%
Return After Taxes on Distributions           -45.65%        -8.20%         -7.23%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -29.67%        -6.77%         -5.77%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 41

TELECOMMUNICATIONS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 14.09%.


                                  [BAR GRAPH]

1999            57.93%
2000           -39.74%
2001           -46.98%
2002           -43.13%
2003            31.36%
2004            12.74%
2005            -0.84%
2006            18.49%
2007             8.86%
2008           -45.43%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/2002) 35.91%             (quarter ended 3/31/2001) -32.94%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -45.43%        -4.68%        -11.45%
Return After Taxes on Distributions           -46.10%        -5.14%        -11.68%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -29.56%        -4.14%         -8.80%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

42

TRANSPORTATION FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -11.63%.

                                  [BAR GRAPH]

1999           -18.83%
2000            -1.84%
2001            -4.23%
2002           -13.40%
2003            18.49%
2004            21.50%
2005             7.21%
2006             6.81%
2007            -9.27%
2008           -25.48%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/2001) 19.53%             (quarter ended 9/30/1999) -19.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                           -25.48%        -1.22%         -3.01%
Return After Taxes on Distributions           -25.48%        -1.22%         -3.01%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -16.56%        -1.03%         -2.50%
S&P 500 Index (1)                             -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 43

UTILITIES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.95%.


                                  [BAR GRAPH]

2001           -24.71%
2002           -32.84%
2003            24.62%
2004            16.03%
2005             9.69%
2006            19.76%
2007            12.62%
2008           -28.40%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 20.24%              (quarter ended 9/30/2002) -23.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                    Since Inception
ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years        (4/3/2000)
---------------------------------------  -----------  ------------  ---------------
Return Before Taxes                           -28.40%         4.21%           -0.94%
Return After Taxes on Distributions           -28.55%         3.66%           -1.83%
Return After Taxes on Distributions and
  Sale of Fund Shares                         -18.47%         3.33%           -1.32%
S&P 500 Index (1)                             -37.00%        -2.19%           -4.01%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

44

U.S. GOVERNMENT MONEY MARKET FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.01%.


                                  [BAR GRAPH]

1999           3.73%
2000           4.92%
2001           2.83%
2002           0.38%
2003           0.01%
2004           0.16%
2005           1.80%
2006           3.53%
2007           3.69%
2008           1.14%

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%                (quarter ended 9/30/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

ADVISOR CLASS SHARES                     Past 1 Year  Past 5 Years  Past 10 Years
---------------------------------------  -----------  ------------  -------------
Return Before Taxes                             1.14%         2.07%          2.21%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

                                                                   PROSPECTUS 45

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Funds described in this Prospectus.


                                                                 BASIC                   CONSUMER
                                                      BANKING  MATERIALS  BIOTECHNOLOGY  PRODUCTS  ELECTRONICS
                                                      -------  ---------  -------------  --------  -----------
SHAREHOLDER FEES(1)                                      None       None           None      None         None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.85%      0.85%          0.85%     0.85%        0.85%
Distribution And/Or Shareholder Service (12b-1) Fees     0.25%      0.25%          0.25%     0.25%        0.25%
Other Expenses                                           0.78%      0.78%          0.78%     0.77%        0.76%
                                                      -------  ---------  -------------  --------  -----------
Total Annual Fund Operating Expenses                     1.88%      1.88%          1.88%     1.87%        1.86%
                                                      =======  =========  =============  ========  ===========

                                                               ENERGY   FINANCIAL  HEALTH
                                                      ENERGY  SERVICES   SERVICES   CARE   INTERNET
                                                      ------  --------  ---------  ------  --------
SHAREHOLDER FEES(1)                                     None      None       None    None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                         0.85%     0.85%      0.85%   0.85%     0.85%
Distribution And/Or Shareholder Service (12b-1) Fees    0.25%     0.25%      0.25%   0.25%     0.25%
Other Expenses                                          0.78%     0.78%      0.78%   0.83%     0.77%
                                                      ------  --------  ---------  ------  --------
Total Annual Fund Operating Expenses                    1.88%     1.88%      1.88%   1.93%     1.87%
                                                      ======  ========  =========  ======  ========

                                                                PRECIOUS
                                                       LEISURE   METALS   RETAILING  TECHNOLOGY
                                                       -------  --------  ---------  ----------
SHAREHOLDER FEES(1)                                       None      None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                           0.85%     0.75%      0.85%       0.85%
Distribution And/Or Shareholder Service (12b-1) Fees      0.25%     0.25%      0.25%       0.25%
Other Expenses                                            0.78%     0.77%      0.78%       0.77%
                                                       -------  --------  ---------  ----------
Total Annual Fund Operating Expenses                      1.88%     1.77%      1.88%       1.87%
                                                       =======  ========  =========  ==========

                                                                                                      U.S. GOVERNMENT
                                                       TELECOMMUNICATIONS  TRANSPORTATION  UTILITIES   MONEY MARKET
                                                       ------------------  --------------  ---------  ---------------
SHAREHOLDER FEES(1)                                                 None            None        None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                     0.85%           0.85%       0.85%           0.50%
Distribution And/Or Shareholder Service (12b-1) Fees                0.25%           0.25%       0.25%           0.25%
Other Expenses                                                      0.71%           0.80%       0.80%           0.70%
                                                       -----------------   -------------   ---------  --------------
Total Annual Fund Operating Expenses                                1.81%           1.90%       1.90%           1.45%(2)
                                                       =================   =============   =========  ==============

-----------
1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

2) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.19% FOR ADVISOR CLASS SHARES. THE
      EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 1.26% FOR ADVISOR CLASS
      SHARES.

46

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                         1 YEAR  3 YEARS   5 YEARS  10 YEARS
------------------------------------------   ------  -------   -------  --------
BANKING                                       $ 191   $ 591    $ 1,016   $ 2,201
BASIC MATERIALS                               $ 191   $ 591    $ 1,016   $ 2,201
BIOTECHNOLOGY                                 $ 191   $ 591    $ 1,016   $ 2,201
CONSUMER PRODUCTS                             $ 190   $ 588    $ 1,011   $ 2,190
ELECTRONICS                                   $ 189   $ 585    $ 1,006   $ 2,180
ENERGY                                        $ 191   $ 591    $ 1,016   $ 2,201
ENERGY SERVICES                               $ 191   $ 591    $ 1,016   $ 2,201
FINANCIAL SERVICES                            $ 191   $ 591    $ 1,016   $ 2,201
HEALTH CARE                                   $ 196   $ 606    $ 1,042   $ 2,254
INTERNET                                      $ 190   $ 588    $ 1,011   $ 2,190
LEISURE                                       $ 191   $ 591    $ 1,016   $ 2,201
PRECIOUS METALS                               $ 180   $ 557    $   959   $ 2,084
RETAILING                                     $ 191   $ 591    $ 1,016   $ 2,201
TECHNOLOGY                                    $ 190   $ 588    $ 1,011   $ 2,190
TELECOMMUNICATIONS                            $ 184   $ 569    $   980   $ 2,127
TRANSPORTATION                                $ 193   $ 597    $ 1,026   $ 2,222
UTILITIES                                     $ 193   $ 597    $ 1,026   $ 2,222
U.S. GOVERNMENT MONEY MARKET                  $ 148   $ 459    $   792   $ 1,735

                                                                   PROSPECTUS 47

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.


The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

48

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application. If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

    The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

      -     $ 1,000 for retirement accounts

      -     $ 2,500 for all other accounts

    Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

    To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

    There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      - Attach a copy of the trust document when establishing a trust account.

      - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      -     BE SURE TO SIGN THE APPLICATION.

      - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                                                   PROSPECTUS 49

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD           FUND                   AFTERNOON CUT-OFF TIME
-----------      --------------------   ----------------------
By Mail          All Funds              Market Close

                 Sector Funds           3:30 P.M., Eastern Time
By Phone

                 U.S. Government        1:00 P.M., Eastern Time
                 Money Market Fund*

                 Sector Funds           3:45 P.M., Eastern Time
By Internet

                 U.S. Government        1:00 P.M., Eastern Time
                 Money Market Fund*

By Financial     Sector Funds and
Intermediary     U.S. Government        Market Close**
                 Money Market Fund

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

50

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

      -     Taking the current market value of its total assets

      -     Subtracting any liabilities

      - Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

                                                                   PROSPECTUS 51

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                                    SUBSEQUENT PURCHASES
                            -----------------------------------------------   ----------------------------------------------
                            Complete the account application that corre-      Complete the Rydex investment slip included
                            sponds to the type of account you are opening     with your quarterly statement or send written
                                                                              purchase instructions that include:

                            -      MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -      YOUR NAME
                                   YOU WANT TO PURCHASE.                      -      YOUR SHAREHOLDER ACCOUNT NUMBER

                            -      MAKE SURE YOUR INVESTMENT MEETS THE        -      THE RYDEX FUND(S) YOU WANT TO PURCHASE.
BY MAIL                            ACCOUNT MINIMUM.
IRA AND OTHER
RETIREMENT ACCOUNTS                                 Make your check payable to RYDEX INVESTMENTS.
REQUIRE ADDITIONAL
PAPERWORK.                                      Your check must be drawn on a U.S. bank and payable in
                                                                      U.S. Dollars.

CALL RYDEX CLIENT
SERVICES TO REQUEST A                            Include the name of the Rydex Fund(s) you want to purchase
RETIREMENT ACCOUNT                                                   on your check.
INVESTOR APPLICATION KIT.   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED
                                               TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.

                                    Mail your application and                    Mail your written purchase instructions and
                                            check to:                                              check to:

                                      STANDARD DELIVERY                                      OVERNIGHT DELIVERY
                                      Rydex Investments                                      Rydex Investments
                                      Attn: Ops. Dept.                                       Attn: Ops. Dept.
                                      P.O. Box 758567                                        200 SW 6th Street
                                      Topeka, KS   66675-8567                                Topeka, KS 66603-3704

52

                                            INITIAL PURCHASE                                SUBSEQUENT PURCHASES
                            -----------------------------------------------   ----------------------------------------------
                            Submit new account paperwork, and then call       Be sure to designate in your wire instructions
                            Rydex to obtain your account number.              the Rydex Fund(s) you want to purchase.

                            -      MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                   YOU WANT TO PURCHASE.
                            -      MAKE SURE YOUR INVESTMENT MEETS THE ACCOUNT
                                   MINIMUM.

                            To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST
                            CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-
                            OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                            -      Account Number
BY WIRE                     -      Fund Name
RYDEX CLIENT SERVICES       -      Amount of Wire
PHONE NUMBER:               -      Fed Wire Reference Number (upon request)
800.820.0888                You will receive a confirmation number to verify that your purchase order has been accepted.
OR                          IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE
301.296.5406                PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                            WIRE INSTRUCTIONS:
                            U.S. Bank
                            Cincinnati, OH
                            Routing Number: 0420-00013
                            For Account of: Rydex Investments
                            Account Number: 48038-9030
                            [Your Name]
                            [Your shareholder account number]

                                 IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                               WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND

                                            INITIAL PURCHASE                                 SUBSEQUENT PURCHASES
                            -----------------------------------------------   ----------------------------------------------
                            Submit new account paperwork, and then call       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                            Rydex to obtain your account number. Be sure to   A MINIMUM OF $20. To make a subsequent
                            complete the "Electronic Investing via ("ACH")"   purchase send written purchase instructions
                            section. Then, fax it to Rydex (ONLY              that include:
BY ACH (FAX)                Individual, Joint and UGMA/UTMA accounts
                            may be opened by fax).                            -      YOUR NAME
                            -       MAKE SURE TO INCLUDE A LETTER OF          -      YOUR SHAREHOLDER ACCOUNT NUMBER
                                    INSTRUCTION REQUESTING THAT WE PROCESS    -      THE RYDEX FUND(S) YOU WANT TO PURCHASE
RYDEX FAX                           YOUR PURCHASE BY ACH.                     -      ACH BANK INFORMATION (IF NOT ON RECORD).
NUMBER: 301.296.5103        -       MAKE SURE TO DESIGNATE THE RYDEX
                                    FUND(S) YOU WANT TO PURCHASE.
                            -       MAKE SURE YOUR INVESTMENT MEETS THE
                                    ACCOUNT MINIMUM.

BY ACH
(INTERNET)                                    Follow the directions on the Rydex web site - www.rydex-sgi.com

                                                                   PROSPECTUS 53

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      -     if your bank does not honor your check for any reason

      -     if the transfer agent (Rydex) does not receive your wire transfer

      -     if the transfer agent (Rydex) does not receive your ACH transfer

      -     if your bank does not honor your ACH transfer


IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.


SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                    STANDARD DELIVERY                     OVERNIGHT DELIVERY
                    Rydex Investments                     Rydex Investments
     MAIL           Attn: Ops. Dept.                      Attn: Ops. Dept.
                    P.O. Box 758567                       200 SW 6th Street
                    Topeka, KS 66675-8567                 Topeka, KS 66603-3704

                    301.296.5103

                    If you send your redemption order by fax, you must call
     FAX Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

  TELEPHONE         800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      -     your name

      -     your shareholder account number

      -     Fund name(s)

      -     dollar amount or number of shares you would like to sell

      - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      - signature of account owner(s) (not required for telephone redemptions)

54

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

      SIGNATURE GUARANTEES


      Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e. electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of

                                                                   PROSPECTUS 55

the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                            STANDARD DELIVERY           OVERNIGHT DELIVERY
                            Rydex Investments           Rydex Investments
      MAIL                  Attn: Ops. Dept.            Attn: Ops. Dept.
                            P.O. Box 758567             200 SW 6th Street
                            Topeka, KS 66675-8567       Topeka, KS 66603

                            301.296.5101

     FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

  TELEPHONE                 800.820.0888 or 301.296.5406

  INTERNET                  Follow the directions on the Rydex web site
                            - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      -     your name

      -     your shareholder account number

      - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      - dollar amount, number of shares or percentage of Fund position involved in the exchange

      - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Advisor Class Shares of the Fund for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

56

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                                                   PROSPECTUS 57

eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      - $ 15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      -     $50 on purchase checks returned for insufficient funds

      - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      - $15 for standard overnight packages (fee may be higher for special delivery options)

      -     $25 for bounced drafts or ACH transactions

      -     $15 per year for low balance accounts

      - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

58

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                                                   PROSPECTUS 59

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


      - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.


      - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

60

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.


The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


FUND                                 ADVISORY FEE
---------------------------------    ------------
BANKING .........................       0.85%
BASIC MATERIALS .................       0.85%
BIOTECHNOLOGY ...................       0.85%
CONSUMER PRODUCTS ...............       0.85%
ELECTRONICS .....................       0.85%
ENERGY ..........................       0.85%
ENERGY SERVICES .................       0.85%
FINANCIAL SERVICES ..............       0.85%
HEALTH CARE .....................       0.85%
INTERNET ........................       0.85%
LEISURE .........................       0.85%
PRECIOUS METALS .................       0.75%
RETAILING .......................       0.85%
TECHNOLOGY ......................       0.85%
TELECOMMUNICATIONS ..............       0.85%
TRANSPORTATION ..................       0.85%
UTILITIES .......................       0.85%
U.S. GOVERNMENT MONEY MARKET* ...       0.50%


* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.


PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious

                                                                   PROSPECTUS 61

Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R)Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund, which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R)1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

62

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Advisor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2009, 2008 and 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                                                   PROSPECTUS 63

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                              NET REALIZED    NET INCREASE
                      NET ASSET     NET           AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS               NET ASSET
                        VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET                   VALUE,
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED       TOTAL       END OF
YEAR ENDED            OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS    INCOME          GAINS     DISTRIBUTIONS  PERIOD
--------------------  ---------  ----------  --------------  --------------- -------------  ------------- ------------- ---------
BANKING FUND ADVISOR CLASS
   MARCH 31, 2009+++  $ 70.70      $ 1.20       $ (40.24)        $ (39.04)     $ (1.30)         $ --        $   (1.30)  $   30.36
   March 31, 2008+++   103.90        2.00         (34.20)          (32.20)       (1.00)           --            (1.00)      70.70
   March 31, 2007+++   103.00        1.10            .60             1.70         (.80)           --             (.80)     103.90
   March 31, 2006+++    97.20        1.20           6.20             7.40        (1.60)           --            (1.60)     103.00
   March 31, 2005+++    98.50         .60            .70             1.30        (2.60)           --            (2.60)      97.20
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2009       48.27         .05         (21.77)          (21.72)        (.49)           --             (.49)      26.06
   March 31, 2008       40.61        (.11)          7.86             7.75         (.09)           --             (.09)      48.27
   March 31, 2007       34.03         .26           6.62             6.88         (.30)           --             (.30)      40.61
   March 31, 2006       29.78         .16           4.28             4.44         (.19)           --             (.19)      34.03
   March 31, 2005       24.85         .01           4.92             4.93           --            --               --       29.78
BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2009       20.39        (.29)         (1.83)           (2.12)          --            --               --       18.27
   March 31, 2008       20.20        (.31)           .50              .19           --            --               --       20.39
   March 31, 2007       22.44        (.37)         (1.87)           (2.24)          --            --               --       20.20
   March 31, 2006       16.91        (.36)          5.89             5.53           --            --               --       22.44
   March 31, 2005       19.86        (.32)         (2.63)           (2.95)          --            --               --       16.91
CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2009       34.78         .34          (9.82)           (9.48)        (.21)           --             (.21)      25.09
   March 31, 2008       34.68         .15            .31              .46         (.36)           --             (.36)      34.78
   March 31, 2007       29.96         .20           4.58             4.78         (.06)           --             (.06)      34.68
   March 31, 2006       29.66         .03            .69              .72         (.42)           --             (.42)      29.96
   March 31, 2005       27.99         .05           1.63             1.68         (.01)           --             (.01)      29.66
ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2009+++    47.80        (.10)        (16.69)          (16.79)          --            --               --       31.01
   March 31, 2008+++    59.40        (.60)        (11.00)          (11.60)          --            --               --       47.80
   March 31, 2007+++    64.90        (.75)         (4.75)           (5.50)          --            --               --       59.40
   March 31, 2006+++    49.75        (.80)         15.95            15.15           --            --               --       64.90
   March 31, 2005+++    65.10        (.70)        (14.65)          (15.35)          --            --               --       49.75
ENERGY FUND ADVISOR CLASS
   MARCH 31, 2009       26.07        (.04)        (12.02)          (12.06)          --          (.73)            (.73)      13.28
   March 31, 2008       22.29        (.15)          4.66             4.51           --          (.73)            (.73)      26.07
   March 31, 2007       20.96        (.12)          1.86             1.74           --          (.41)            (.41)      22.29
   March 31, 2006       16.65        (.07)          4.86             4.79         (.03)         (.45)            (.48)      20.96
   March 31, 2005       11.68        (.02)          5.00             4.98         (.01)           --             (.01)      16.65
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2009       55.45        (.43)        (31.19)          (31.62)          --            --               --       23.83
   March 31, 2008       45.58        (.69)         10.56             9.87           --            --               --       55.45
   March 31, 2007       43.46        (.58)          2.70             2.12           --            --               --       45.58
   March 31, 2006       29.21        (.47)         14.72            14.25           --            --               --       43.46
   March 31, 2005       21.18        (.33)          8.36             8.03           --            --               --       29.21

                                             RATIOS TO
                                        AVERAGE NET ASSETS:
                                  ------------------------------
                                                         NET                  NET ASSETS,
                        TOTAL                         INVESTMENT  PORTFOLIO      END OF
                      INVESTMENT   TOTAL      NET       INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             RETURN++   EXPENSES  EXPENSES    (LOSS)      RATE        OMITTED)
--------------------  ----------  --------  --------  ----------  ---------  --------------
BANKING FUND ADVISOR CLASS
   MARCH 31, 2009+++    (55.70)%    1.88%     1.88%      2.42%     1,055%      $  2,509
   March 31, 2008+++    (31.14)%    1.85%     1.85%      2.32%     1,417%         1,449
   March 31, 2007+++      1.58%     1.88%     1.88%      1.08%       954%         1,836
   March 31, 2006+++      7.66%     1.84%     1.84%      1.20%     1,834%         1,537
   March 31, 2005+++      1.17%     1.86%     1.86%      0.60%     1,692%         2,955
BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2009       (44.83)%    1.88%     1.88%      0.13%       288%         4,705
   March 31, 2008        19.08%     1.87%     1.87%     (0.25)%      225%        11,899
   March 31, 2007        20.30%     1.87%     1.87%      0.72%       442%        15,974
   March 31, 2006        14.98%     1.85%     1.85%      0.55%       826%         7,619
   March 31, 2005        19.84%     1.82%     1.82%      0.03%       891%        12,987
BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2009       (10.40)%    1.88%     1.88%     (1.40)%      370%         6,675
   March 31, 2008         0.94%     1.89%     1.89%     (1.42)%      193%         4,220
   March 31, 2007        (9.98)%    1.87%     1.87%     (1.75)%      269%         5,295
   March 31, 2006        32.70%     1.86%     1.86%     (1.76)%      338%        26,240
   March 31, 2005       (14.85)%    1.83%     1.83%     (1.75)%      585%        10,231
CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2009       (27.29)%    1.87%     1.87%      1.18%       445%        11,113
   March 31, 2008         1.25%     1.87%     1.87%      0.42%       449%         5,384
   March 31, 2007        15.97%     1.86%     1.86%      0.64%       455%         5,754
   March 31, 2006         2.44%     1.82%     1.82%      0.08%       813%         6,487
   March 31, 2005         6.02%     1.82%     1.82%      0.19%       907%        26,851
ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2009+++    (35.15)%    1.86%     1.86%     (0.29)%      408%         3,152
   March 31, 2008+++    (19.53)%    1.88%     1.88%     (0.98)%      784%           566
   March 31, 2007+++     (8.47)%    1.87%     1.87%     (1.20)%      759%         1,511
   March 31, 2006+++     30.45%     1.84%     1.84%     (1.39)%      911%        14,089
   March 31, 2005+++    (23.58)%    1.83%     1.83%     (1.32)%    1,106%        12,613
ENERGY FUND ADVISOR CLASS
   MARCH 31, 2009       (46.29)%    1.88%     1.88%     (0.16)%      310%         4,679
   March 31, 2008        20.31%     1.86%     1.86%     (0.58)%      188%        17,713
   March 31, 2007         8.31%     1.86%     1.86%     (0.54)%      283%        14,613
   March 31, 2006        28.93%     1.85%     1.84%     (0.38)%      415%        18,162
   March 31, 2005        42.60%     1.82%     1.82%     (0.11)%      546%        25,000
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2009       (57.02)%    1.88%     1.88%     (0.92)%      207%         7,058
   March 31, 2008        21.65%     1.87%     1.87%     (1.28)%      193%        15,929
   March 31, 2007         4.88%     1.86%     1.86%     (1.35)%      196%        18,237
   March 31, 2006        48.78%     1.85%     1.85%     (1.33)%      324%        44,033
   March 31, 2005        37.91%     1.82%     1.82%     (1.37)%      501%        24,647

64

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                              NET REALIZED     NET INCREASE
                      NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS               NET ASSET
                        VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET                   VALUE,
                      BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED        TOTAL      END OF
YEAR ENDED            OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS     DISTRIBUTIONS  PERIOD
--------------------  ---------  ----------  --------------  ---------------  -------------  ------------- ------------- ---------
FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2009+++   $  97.80   $   1.30     $ (54.92)        $ (53.62)        $ (1.90)        $ --         $ (1.90)   $  42.48
   March 31, 2008+++     137.60        .90       (38.50)          (37.60)          (2.20)          --           (2.20)      97.80
   March 31, 2007+++     128.80        .70         8.74             9.44            (.64)          --            (.64)     137.60
   March 31, 2006+++     111.30       1.00        17.70            18.70           (1.20)          --           (1.20)     128.80
   March 31, 2005+++     108.90        .50         2.70             3.20            (.80)          --            (.80)     111.30
HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2009         13.57        .01        (3.00)           (2.99)             --           --              --       10.58
   March 31, 2008         14.59       (.09)        (.93)           (1.02)             --           --              --       13.57
   March 31, 2007         13.94       (.05)         .70              .65              --           --              --       14.59
   March 31, 2006         12.25       (.12)        1.81             1.69              --           --              --       13.94
   March 31, 2005         12.11       (.10)         .24              .14              --           --              --       12.25
INTERNET FUND ADVISOR CLASS
   MARCH 31, 2009         36.95       (.41)      (10.77)          (11.18)           (.45)          --            (.45)      25.32
   March 31, 2008         39.61       (.09)A      (2.42)           (2.51)           (.15)          --            (.15)      36.95
   March 31, 2007         38.94       (.63)        1.30              .67              --           --              --       39.61
   March 31, 2006         31.41       (.55)        8.08             7.53              --           --              --       38.94
   March 31, 2005         34.85       (.60)       (2.84)           (3.44)             --           --              --       31.41
LEISURE FUND ADVISOR CLASS
   MARCH 31, 2009         30.06       (.03)      (15.50)          (15.53)             --           --              --       14.53
   March 31, 2008         34.14       (.07)       (4.01)           (4.08)             --           --              --       30.06
   March 31, 2007         31.15       (.10)        3.09             2.99              --           --              --       34.14
   March 31, 2006         29.34       (.32)        2.13             1.81              --           --              --       31.15
   March 31, 2005         26.74       (.30)        2.90             2.60              --           --              --       29.34
PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2009         68.36       (.50)      (22.74)          (23.24)             --           --              --       45.12
   March 31, 2008         55.24       (.69)       13.81            13.12              --           --              --       68.36
   March 31, 2007         53.83       (.27)        1.68             1.41              --           --              --       55.24
   March 31, 2006         35.37       (.28)       18.74            18.46              --           --              --       53.83
   March 31, 2005         44.17       (.03)       (8.77)           (8.80)             --           --              --       35.37
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2009         11.10       (.02)       (2.88)           (2.90)             --           --              --        8.20
   March 31, 2008         13.97       (.12)       (2.75)           (2.87)             --           --              --       11.10
   March 31, 2007         13.07       (.10)        1.00              .90              --           --              --       13.97
   March 31, 2006         11.99       (.15)        1.23             1.08              --           --              --       13.07
   March 31, 2005         11.49       (.12)         .62              .50              --           --              --       11.99
TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2009         11.27       (.05)       (3.90)           (3.95)             --           --              --        7.32
   March 31, 2008         12.05       (.15)        (.63)            (.78)             --           --              --       11.27
   March 31, 2007         11.94       (.16)         .27              .11              --           --              --       12.05
   March 31, 2006         10.06       (.14)        2.05             1.91            (.03)          --            (.03)      11.94
   March 31, 2005         11.13        .02        (1.09)           (1.07)             --           --              --       10.06

                                             RATIOS TO
                                        AVERAGE NET ASSETS:
                                  ------------------------------
                                                         NET                  NET ASSETS,
                        TOTAL                         INVESTMENT  PORTFOLIO     END OF
                      INVESTMENT   TOTAL      NET       INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             RETURN++   EXPENSES  EXPENSES    (LOSS)      RATE        OMITTED)
--------------------  ----------  --------  --------  ----------  ---------  -------------
FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2009+++    (55.06)%    1.88%     1.88%      1.83%        755%     $   2,710
   March 31, 2008+++    (27.58)%    1.89%     1.89%      0.70%        913%         1,957
   March 31, 2007+++      7.32%     1.84%     1.84%      0.54%        534%        16,786
   March 31, 2006+++     16.85%     1.85%     1.83%      0.82%        821%         6,801
   March 31, 2005+++      2.88%     1.83%     1.83%      0.43%      1,005%        27,181
HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2009       (22.03)%    1.93%     1.93%      0.04%        745%         6,353
   March 31, 2008        (6.99)%    1.86%     1.86%     (0.60)%       444%        13,099
   March 31, 2007         4.66%     1.85%     1.85%     (0.37)%       545%        17,327
   March 31, 2006        13.80%     1.84%     1.84%     (0.89)%       568%        14,577
   March 31, 2005         1.16%     1.84%     1.84%     (0.83)%       610%        16,511
INTERNET FUND ADVISOR CLASS
   MARCH 31, 2009       (29.99)%    1.87%     1.87%     (1.43)%       550%         3,604
   March 31, 2008        (6.40)%    1.88%     1.88%     (0.21)%AA     870%         1,364
   March 31, 2007         1.72%     1.87%     1.87%     (1.60)%       864%           863
   March 31, 2006        23.97%     1.85%     1.85%     (1.58)%     1,371%         3,696
   March 31, 2005        (9.87)%    1.83%     1.83%     (1.72)%     1,947%           829
LEISURE FUND ADVISOR CLASS
   MARCH 31, 2009       (51.66)%    1.88%     1.88%     (0.11)%     1,529%           373
   March 31, 2008       (11.95)%    1.89%     1.89%     (0.22)%       646%         1,611
   March 31, 2007         9.60%     1.87%     1.87%     (0.32)%       675%         4,903
   March 31, 2006         6.17%     1.80%     1.80%     (1.10)%       734%         5,372
   March 31, 2005         9.72%     1.82%     1.82%     (1.10)%     1,046%        27,750
PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2009       (34.00)%    1.77%     1.77%     (1.02)%       245%        12,056
   March 31, 2008        23.75%     1.77%     1.77%     (1.09)%       203%        11,817
   March 31, 2007         2.62%     1.76%     1.76%     (0.51)%       259%         8,387
   March 31, 2006        52.19%     1.75%     1.75%     (0.70)%       277%        14,087
   March 31, 2005       (19.92)%    1.72%     1.72%     (0.09)%       358%         8,596
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2009       (26.13)%    1.88%     1.88%     (0.26)%       461%           901
   March 31, 2008       (20.54)%    1.87%     1.87%     (0.89)%     1,205%           800
   March 31, 2007         6.89%     1.86%     1.86%     (0.73)%       952%         2,791
   March 31, 2006         9.01%     1.82%     1.82%     (1.18)%     1,163%         3,385
   March 31, 2005         4.35%     1.83%     1.83%     (1.09)%     1,505%         6,445
TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2009       (35.05)%    1.87%     1.87%     (0.53)%       564%         1,914
   March 31, 2008        (6.47)%    1.88%     1.88%     (1.16)%       694%         2,077
   March 31, 2007         0.92%     1.86%     1.86%     (1.41)%       684%         4,807
   March 31, 2006        19.02%     1.84%     1.84%     (1.32)%       666%        12,737
   March 31, 2005        (9.61)%    1.83%     1.83%      0.21%      1,304%        10,693

                                                                   PROSPECTUS 65

FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                            NET REALIZED    NET INCREASE
                    NET ASSET    NET            AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS                 NET ASSET
                      VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET                     VALUE,
                    BEGINNING   INCOME     GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED        TOTAL        END OF
YEAR ENDED          OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS   PERIOD
------------------  ---------  ----------  --------------  ---------------  -------------  -------------  -------------  ---------
TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2009    $ 16.26    $ .17       $  (6.34)         $  (6.17)       $ (.34)        $   --         $   (.34)     $  9.75
   March 31, 2008      18.24     (.02)         (1.94)            (1.96)         (.02)            --             (.02)       16.26
   March 31, 2007      17.10      .04           1.21              1.25          (.11)            --             (.11)       18.24
   March 31, 2006      13.88      .12           3.50              3.62          (.40)            --             (.40)       17.10
   March 31, 2005      15.07      .03          (1.22)            (1.19)           --             --               --        13.88
TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2009      23.59      .10         (10.29)           (10.19)           --Section      --               --        13.40
   March 31, 2008      27.42     (.01)         (3.82)            (3.83)           --             --               --        23.59
   March 31, 2007      26.75     (.26)           .93               .67            --             --               --        27.42
   March 31, 2006      21.31     (.19)          5.63              5.44            --             --               --        26.75
   March 31, 2005      18.02     (.21)          3.50              3.29            --             --               --        21.31
UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2009      28.00      .63          (8.94)            (8.31)         (.13)            --             (.13)       19.56
   March 31, 2008      30.65      .32          (2.17)            (1.85)         (.80)            --             (.80)       28.00
   March 31, 2007      24.08      .37           6.56              6.93          (.36)            --             (.36)       30.65
   March 31, 2006      22.96      .36           1.20              1.56          (.44)            --             (.44)       24.08
   March 31, 2005      20.10      .42           2.74              3.16          (.30)            --             (.30)       22.96
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2009       1.00      .01             --               .01          (.01)            --             (.01)        1.00
   March 31, 2008       1.00      .03             --               .03          (.03)            --             (.03)        1.00
   March 31, 2007       1.00      .04             --               .04          (.04)            --             (.04)        1.00
   March 31, 2006       1.00      .02             --               .02          (.02)            --             (.02)        1.00
   March 31, 2005       1.00       --Section      --                --Section    (--)Section     --              (--)Section 1.00

                                          RATIOS TO
                                     AVERAGE NET ASSETS:
                               ------------------------------
                                                      NET                  NET ASSETS,
                     TOTAL                         INVESTMENT  PORTFOLIO     END OF
                   INVESTMENT   TOTAL      NET       INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED          RETURN++   EXPENSES  EXPENSES    (LOSS)      RATE        OMITTED)
-----------------  ----------  --------  --------  ----------  ---------  --------------
TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2009   (37.88)%     1.81%     1.81%      1.53%       672%    $   9,991
   March 31, 2008   (10.76)%     1.88%     1.88%     (0.09)%      528%          835
   March 31, 2007     7.35%      1.83%     1.83%      0.22%       430%        6,584
   March 31, 2006    26.46%      1.82%     1.82%      0.81%       820%        8,487
   March 31, 2005    (7.90)%     1.86%     1.86%      0.19%     1,142%        1,922
TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2009   (43.20)%     1.90%     1.90%      0.51%       875%        1,139
   March 31, 2008   (13.97)%     1.87%     1.87%     (0.05)%      952%        5,152
   March 31, 2007     2.50%      1.86%     1.86%     (0.97)%      686%        3,556
   March 31, 2006    25.53%      1.86%     1.86%     (0.81)%      669%        8,478
   March 31, 2005    18.26%      1.82%     1.82%     (1.05)%      929%        5,748
UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2009   (29.72)%     1.90%     1.90%      2.72%       684%        5,939
   March 31, 2008    (6.28)%     1.88%     1.88%      1.02%       375%        2,960
   March 31, 2007    28.90%      1.86%     1.86%      1.38%       557%       11,929
   March 31, 2006     6.76%      1.83%     1.83%      1.46%       728%        1,427
   March 31, 2005    15.78%      1.83%     1.83%      1.95%     1,124%        8,045
U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2009     0.65%      1.45%     1.26%      0.55%        --       341,425
   March 31, 2008     3.24%      1.43%     1.43%      3.25%        --       159,111
   March 31, 2007     3.75%      1.42%     1.42%      3.70%        --       204,068
   March 31, 2006     2.28%      1.39%     1.39%      2.21%        --       151,828
   March 31, 2005     0.43%      1.38%     1.25%      0.39%        --       245,890

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ FINANCIAL SERVICES FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

A NET INVESTMENT INCOME PER SHARE INCLUDES $0.88, $0.84, $0.83, AND $0.81 FOR ADVISOR CLASS RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

AA NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR ADVISOR CLASS RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

SECTION LESS THAN $.01 PER SHARE.

66

ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 67

THIS PAGE INTENTIONALLY LEFT BLANK.

[RYDEX | SGI LOGO]


9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSSA-l-0809x0810

                                                              RYDEX SERIES FUNDS


                                                INVESTOR CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009


                                                                    SECTOR FUNDS
                                                              RYDEX BANKING FUND
                                                      RYDEX BASIC MATERIALS FUND
                                                        RYDEX BIOTECHNOLOGY FUND
                                                    RYDEX CONSUMER PRODUCTS FUND
                                                          RYDEX ELECTRONICS FUND
                                                               RYDEX ENERGY FUND
                                                      RYDEX ENERGY SERVICES FUND
                                                   RYDEX FINANCIAL SERVICES FUND
                                                          RYDEX HEALTH CARE FUND
                                                             RYDEX INTERNET FUND
                                                              RYDEX LEISURE FUND
                                                      RYDEX PRECIOUS METALS FUND
                                                            RYDEX RETAILING FUND
                                                           RYDEX TECHNOLOGY FUND
                                                   RYDEX TELECOMMUNICATIONS FUND
                                                       RYDEX TRANSPORTATION FUND
                                                            RYDEX UTILITIES FUND

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND

                                                              (RYDEX SGI | LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SECTOR FUNDS
   BANKING FUND .............................    2
   BASIC MATERIALS FUND .....................    3
   BIOTECHNOLOGY FUND .......................    4
   CONSUMER PRODUCTS FUND ...................    5
   ELECTRONICS FUND .........................    6
   ENERGY FUND ..............................    7
   ENERGY SERVICES FUND .....................    8
   FINANCIAL SERVICES FUND ..................    9
   HEALTH CARE FUND .........................   10
   INTERNET FUND ............................   11
   LEISURE FUND .............................   12
   PRECIOUS METALS FUND .....................   13
   RETAILING FUND ...........................   14
   TECHNOLOGY FUND ..........................   15
   TELECOMMUNICATIONS FUND ..................   16
   TRANSPORTATION FUND ......................   17
   UTILITIES FUND ...........................   18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ........   19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ...   20
DESCRIPTIONS OF PRINCIPAL RISKS .............   22
FUND PERFORMANCE ............................   28
FUND FEES AND EXPENSES ......................   38
MORE INFORMATION ABOUT THE FUNDS ............   40
SHAREHOLDER INFORMATION .....................   41
TRANSACTION INFORMATION .....................   42
BUYING FUND SHARES ..........................   43
SELLING FUND SHARES .........................   46
EXCHANGING FUND SHARES ......................   48
RYDEX ACCOUNT POLICIES ......................   50
DIVIDENDS AND DISTRIBUTIONS .................   52
TAX INFORMATION .............................   52
MANAGEMENT OF THE FUNDS .....................   54
FINANCIAL HIGHLIGHTS ........................   56
ADDITIONAL INFORMATION ......................   60

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                              INVESTOR CLASS SHARES


           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


SECTOR FUNDS
MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


Investor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

BANKING FUND
INVESTOR CLASS (RYKIX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Banking Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


BASIC MATERIALS FUND
INVESTOR CLASS (RYBIX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Basic Materials Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

BIOTECHNOLOGY FUND
INVESTOR CLASS (RYOIX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Biotechnology Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


CONSUMER PRODUCTS
INVESTOR CLASS (RYCIX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Consumer Products Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

ELECTRONICS FUND
INVESTOR CLASS (RYSIX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Electronics Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7


ENERGY FUND
INVESTOR CLASS (RYEIX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

ENERGY SERVICES FUND
INVESTOR CLASS (RYVIX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Services Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


FINANCIAL SERVICES FUND
INVESTOR CLASS (RYFIX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Financial Services Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

HEALTH CARE FUND
INVESTOR CLASS (RYHIX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Health Care Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 11


INTERNET FUND
INVESTOR CLASS (RYIIX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Internet Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

LEISURE FUND
INVESTOR CLASS (RYLIX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Leisure Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 13


PRECIOUS METALS FUND
INVESTOR CLASS (RYPMX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Precious Metals Sector Concentration Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

RETAILING FUND
INVESTOR CLASS (RYRIX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Retailing Sector Concentration Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 15


TECHNOLOGY FUND
INVESTOR CLASS (RYTIX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Technology Sector Concentration Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

TELECOMMUNICATIONS FUND
INVESTOR CLASS (RYMIX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Telecommunications Sector Concentration Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 17


TRANSPORTATION FUND
INVESTOR CLASS (RYPIX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

     -    Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

UTILITIES FUND
INVESTOR CLASS (RYUIX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

     -    Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 19


RYDEX U.S. GOVERNMENT MONEY MARKET FUND
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.


PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 22 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                   BASIC                     CONSUMER                           ENERGY    FINANCIAL
                                       BANKING   MATERIALS   BIOTECHNOLOGY   PRODUCTS   ELECTRONICS   ENERGY   SERVICES    SERVICES
                                         FUND       FUND          FUND         FUND         FUND       FUND      FUND        FUND
                                       -------   ---------   -------------   --------   -----------   ------   --------   ---------
Active Trading Risk                       X          X             X             X           X           X         X          X
Credit Risk
Depositary Receipt Risk                   X          X             X             X           X           X         X          X
Derivatives Risk                          X          X             X             X           X           X         X          X
Early Closing Risk                        X          X             X             X           X           X         X          X
Foreign Issuer Exposure Risk              X          X             X             X           X           X         X          X
Income Risk
Interest Rate Risk
Market Risk                               X          X             X             X           X           X         X          X
Non-Diversification Risk                  X          X             X             X           X           X         X          X
Sector Concentration Risk (for each
   Fund's specific Sector
   Concentration Risk see
   "Descriptions of Principal
   Risks" below)                          X          X             X             X           X           X         X          X
Small-Capitalization and Mid-
   Capitalization Securities Risk         X          X             X             X           X           X         X          X
Stable Price Per Share Risk
Trading Halt Risk                         X          X             X             X           X           X         X          X

                                  PROSPECTUS 21


                                                                                                                             U.S.
                                                                                                                          GOVERNMENT
                        HEALTH                  PRECIOUS                                                                     MONEY
                         CARE  INTERNET LEISURE  METALS  RETAILING TECHNOLOGY TELECOMMUNICATIONS TRANSPORTATION UTILITIES   MARKET
                         FUND    FUND     FUND    FUND      FUND      FUND           FUND             FUND         FUND      FUND
                        ------ -------- ------- -------- --------- ---------- ------------------ -------------- --------- ----------
Active Trading Risk        X       X       X        X        X          X              X                X           X
Credit Risk                                                                                                                    X
Depositary Receipt Risk    X       X       X        X        X          X              X                X           X
Derivatives Risk           X       X       X        X        X          X              X                X           X
Early Closing Risk         X       X       X        X        X          X              X                X           X
Foreign Issuer Exposure
  Risk                     X       X       X        X        X          X              X                X           X
Income Risk                                                                                                                    X
Interest Rate Risk                                                                                                             X
Market Risk                X       X       X        X        X          X              X                X           X
Non-Diversification
   Risk                    X       X       X        X        X          X              X                X           X
Sector Concentration
   Risk (for each Fund
   specific Sector
   Concentration Risk
   see "Descriptions of
   Principal Risks"
   below)                  X       X       X        X        X          X              X               X            X
Small-Capitalization
   and
   Mid-Capitalization
   Securities Risk         X       X       X        X        X          X              X               X            X
Stable Price Per Share
   Risk                                                                                                                        X
Trading Halt Risk          X       X       X        X        X          X              X               X            X

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.


DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

                                 PROSPECTUS 23


     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund's means of achieving an overall Fund objective of principal safety-educes the likelihood of price fluctuation.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convert-ible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

     BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

     BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

     BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

     CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

     ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

                                  PROSPECTUS 25


     ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

     ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

     FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

     HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

     INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

     LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.


     PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


     RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

     TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

     TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

     TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

     UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competi-

                                 PROSPECTUS 27


     tion affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

BANKING FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -19.65%.


                               (PERFORMANCE GRAPH)

1999   -18.86%
2000    16.32%
2001    -2.02%
2002    -1.98%
2003    32.31%
2004    13.73%
2005    -3.35%
2006    10.52%
2007   -27.25%
2008   -40.73%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 22.02%              (quarter ended 12/31/2008) -24.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                   Past 1 Year   Past 5 Years   Past 10 Years
---------------------                   -----------   ------------   -------------
Return Before Taxes                       -40.73%        -12.13%        -4.54%
Return After Taxes on Distributions       -41.30%        -12.64%        -5.08%
Return After Taxes on Distributions
   and Sale of Fund Shares                -26.49%        -10.03%        -3.94%
S&P 500 Index(1)                          -37.00%         -2.19%        -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 29


BASIC MATERIALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 19.79%.


                               (PERFORMANCE GRAPH)

1999    21.90%
2000   -20.69%
2001    -0.45%
2002   -13.58%
2003    32.53%
2004    20.52%
2005     3.73%
2006    22.06%
2007    34.76%
2008   -45.61%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 24.59%              (quarter ended 9/30/2008) -29.91%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -45.61%         2.27%          2.12%
Return After Taxes on Distributions     -46.00%         2.01%          1.91%
Return After Taxes on Distributions
   and Sale of Fund Shares              -29.68%         1.79%          1.70%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

BIOTECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.84%.


                               (PERFORMANCE GRAPH)

1999     96.24%
2000     28.63%
2001    -16.82%
2002    -45.56%
2003     46.40%
2004      1.87%
2005     11.73%
2006     -3.07%
2007      5.69%
2008    -10.51%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 46.37%              (quarter ended 6/30/2002) -33.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -10.51%         0.86%          5.73%
Return After Taxes on Distributions     -10.51%         0.86%          5.72%
Return After Taxes on Distributions
   and Sale of Fund Shares               -6.83%         0.73%          5.03%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

CONSUMER PRODUCTS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.32%.


                               (PERFORMANCE GRAPH)

1999      2.32%
2000    -12.91%
2001     -2.79%
2002     -3.58%
2003     21.65%
2004     13.27%
2005     -0.56%
2006     17.25%
2007     11.31%
2008    -23.08%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 15.70%              (quarter ended 3/31/2000) -17.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -23.08%         2.49%          1.40%
Return After Taxes on Distributions     -23.28%         2.26%          1.10%
Return After Taxes on Distributions
   and Sale of Fund Shares              -15.01%         2.00%          1.01%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

ELECTRONICS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 27.18%.


                               (PERFORMANCE GRAPH)

1999   121.57%
2000   -18.00%
2001   -29.31%
2002   -49.16%
2003    72.74%
2004   -20.95%
2005     4.66%
2006     6.42%
2007    -2.17%
2008   -49.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 48.46%              (quarter ended 9/30/2002) -38.62%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -49.88%        -15.46%        -6.94%
Return After Taxes on Distributions     -49.88%        -15.46%        -6.97%
Return After Taxes on Distributions
   and Sale of Fund Shares              -32.42%        -12.36%        -5.56%
S&P 500 Index(1)                        -37.00%         -2.19%        -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 31

ENERGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 13.28%.


                               (PERFORMANCE GRAPH)

1999    18.68%
2000    22.81%
2001   -13.12%
2002   -13.22%
2003    23.97%
2004    32.49%
2005    38.77%
2006    11.93%
2007    33.44%
2008   -45.52%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 27.59%               (quarter ended 9/30/2008) -33.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -45.52%         8.39%          7.38%
Return After Taxes on Distributions     -45.92%         7.97%          7.12%
Return After Taxes on Distributions
   and Sale of Fund Shares              -29.09%         7.33%          6.51%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

ENERGY SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 29.02%.


                               (PERFORMANCE GRAPH)

1999    44.83%
2000    41.37%
2001   -31.79%
2002   -10.36%
2003     8.69%
2004    34.72%
2005    48.53%
2006    11.15%
2007    37.36%
2008   -57.59%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2000) 32.81%              (quarter ended 12/31/2008) -47.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -57.59%          5.32%         5.83%
Return After Taxes on Distributions     -57.59%          5.32%         5.83%
Return After Taxes on Distributions
   and Sale of Fund Shares              -37.44%          4.58%         5.13%
S&P 500 Index(1)                        -37.00%         -2.19%        -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FINANCIAL SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.76%.


                               (PERFORMANCE GRAPH)

1999     -1.46%
2000     21.78%
2001    -12.96%
2002    -15.94%
2003     29.71%
2004     17.24%
2005      3.34%
2006     16.10%
2007    -18.89%
2008    -47.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 22.80%              (quarter ended 12/31/2008) -31.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -47.78%        -9.84%         -3.80%
Return After Taxes on Distributions     -48.43%       -10.30%         -4.12%
Return After Taxes on Distributions
   and Sale of Fund Shares              -31.11%        -8.26%         -3.27%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

HEALTH CARE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 3.77%.


                               (PERFORMANCE GRAPH)

1999    -13.06%
2000     31.07%
2001    -12.58%
2002    -20.05%
2003     32.39%
2004      6.26%
2005     10.62%
2006      4.70%
2007      6.22%
2008    -24.70%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2000) 16.88%              (quarter ended 12/31/2008) -15.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
---------------------                 -----------   ------------   -------------
Return Before Taxes                     -24.70%        -0.31%          0.37%
Return After Taxes on Distributions     -24.70%        -0.31%          0.37%
Return After Taxes on Distributions
   and Sale of Fund Shares              -16.06%        -0.27%          0.32%
S&P 500 Index(1)                        -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 33


INTERNET FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 32.46%.


                               (PERFORMANCE GRAPH)

2001   -46.13%
2002   -43.49%
2003    64.02%
2004    12.89%
2005    -2.03%
2006     8.23%
2007    11.57%
2008   -44.79%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 39.11%              (quarter ended 9/30/2001) -44.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                       Since
                                                                                     Inception
INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   (4/6/2000)
---------------------                                  -----------   ------------   ----------
Return Before Taxes                                      -44.79%        -5.91%        -21.14%
Return After Taxes on Distributions                      -45.18%        -6.07%        -21.22%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -29.14%        -5.01%        -14.44%
S&P 500 Index(1)                                         -37.00%        -2.19%         -3.98%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

LEISURE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.92%.


                               (PERFORMANCE GRAPH)

1999     9.37%
2000   -22.31%
2001   -17.54%
2002   -15.31%
2003    34.35%
2004    23.22%
2005    -5.25%
2006    21.46%
2007    -0.98%
2008    -49.31%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 18.74%               (quarter ended 9/30/2001) -35.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                  -----------   ------------   -------------
Return Before Taxes                                      -49.31%        -6.57%         -5.51%
Return After Taxes on Distributions                      -49.31%        -6.57%         -5.54%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -32.05%        -5.47%         -4.49%
S&P 500 Index(1)                                         -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

PRECIOUS METALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 17.80%.


                              (PERFORMANCE GRAPH)

1999     0.00%
2000   -21.79%
2001    18.66%
2002    48.24%
2003    42.31%
2004   -14.12%
2005    21.55%
2006    21.57%
2007    19.92%
2008   -37.66%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%               (quarter ended 9/30/2008) -33.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                  -----------   ------------   -------------
Return Before Taxes                                      -37.66%        -1.05%           6.39%
Return After Taxes on Distributions                      -37.66%        -1.05%           6.36%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -24.48%        -0.89%           5.60%
S&P 500 Index(1)                                         -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

RETAILING FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 15.84%.

                               (PERFORMANCE GRAPH)

1999    12.91%
2000   -24.06%
2001     3.23%
2002   -23.44%
2003    33.85%
2004     9.33%
2005     4.76%
2006     9.32%
2007   -12.68%
2008   -33.72%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 20.89%             (quarter ended 12/31/2008) -24.20%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                  -----------   ------------   -------------
Return Before Taxes                                      -33.72%        -6.24%         -4.11%
Return After Taxes on Distributions                      -33.72%        -6.24%         -4.14%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -21.92%        -5.19%         -3.40%
S&P 500 Index(1)                                         -37.00%        -2.19%         -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 35


TECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.62%.


                               (PERFORMANCE GRAPH)

1999    81.16%
2000   -38.75%
2001   -29.14%
2002   -40.38%
2003    57.16%
2004     0.18%
2005     2.48%
2006     6.40%
2007    12.10%
2008   -45.36%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 39.65%              (quarter ended 9/30/2001) -36.26%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                  -----------   ------------   -------------
Return Before Taxes                                      -45.36%        -7.72%          -6.83%
Return After Taxes on Distributions                      -45.36%        -7.74%          -6.84%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -29.49%        -6.40%          -5.49%
S&P 500 Index(1)                                         -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

TELECOMMUNICATIONS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 14.41%.


                               (PERFORMANCE GRAPH)

1999    58.59%
2000   -39.41%
2001   -46.82%
2002   -43.04%
2003    31.78%
2004    13.26%
2005    -0.38%
2006    19.06%
2007     9.38%
2008   -45.19%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 36.36%              (quarter ended 3/31/2001) -32.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                                  Past 1 Year   Past 5 Years   Past 10 Years
---------------------                                  -----------   ------------   -------------
Return Before Taxes                                      -45.19%        -4.24%         -11.09%
Return After Taxes on Distributions                      -45.82%        -4.68%         -11.31%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -29.40%        -3.77%          -8.56%
S&P 500 Index(1)                                         -37.00%        -2.19%          -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

TRANSPORTATION FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -11.47%.


                              (PERFORMANCE GRAPH)

1999   -18.36%
2000     0.46%
2001    -3.48%
2002   -13.01%
2003    18.56%
2004    21.83%
2005     7.78%
2006     7.41%
2007    -8.84%
2008   -25.14%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 19.70%              (quarter ended 9/30/1999) -19.91%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES                     Past 1 Year        Past 5 Years    Past 10 Years
---------------------                     -----------        ------------    -------------
Return Before Taxes                         -25.14%             -0.76%           -2.38%
Return After Taxes on Distributions         -25.14%             -0.76%           -2.38%
Return After Taxes on Distributions and
   Sale of Fund Shares                      -16.34%             -0.65%           -1.99%
S&P 500 Index(1)                            -37.00%             -2.19%           -1.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

UTILITIES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.73%.


                              (PERFORMANCE GRAPH)

2001   -24.33%
2002   -32.37%
2003    25.41%
2004    16.64%
2005    10.17%
2006    20.38%
2007    13.20%
2008   -28.09%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.39%               (quarter ended 9/30/2002) -23.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                                       Since Inception
INVESTOR CLASS SHARES                                     Past 1 Year   Past 5 Years      (4/3/2000)
---------------------                                     -----------   ------------   ---------------
Return Before Taxes                                         -28.09%         4.72%          -0.44%
Return After Taxes on Distributions                         -28.24%         4.19%          -1.31%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                   -18.27%         3.78%          -0.90%
S&P 500 Index(1)                                            -37.00%        -2.19%          -4.01%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 37


U.S. GOVERNMENT MONEY MARKET FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.04%.


                              (PERFORMANCE GRAPH)

1999   4.28%
2000   5.41%
2001   3.33%
2002   0.86%
2003   0.24%
2004   0.44%
2005   2.31%
2006   4.04%
2007   4.21%
2008   1.65%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

INVESTOR CLASS SHARES   Past 1 Year   Past 5 Years   Past 10 Years
---------------------   -----------   ------------   -------------
Return Before Taxes        1.65%          2.53%          2.67%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Funds described in this Prospectus.

                                                            BASIC                     CONSUMER                           ENERGY
                                                BANKING   MATERIALS   BIOTECHNOLOGY   PRODUCTS   ELECTRONICS   ENERGY   SERVICES
                                                -------   ---------   -------------   --------   -----------   ------   --------
SHAREHOLDER FEES(1)                              None       None          None          None        None        None      None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                  0.85%      0.85%         0.85%         0.85%       0.85%       0.85%     0.85%
Distribution And/Or Shareholder Service
   (12b-1) Fees                                  None       None          None          None        None        None      None
Other Expenses                                   0.52%      0.52%         0.53%         0.53%       0.49%       0.52%     0.52%
                                                 ----       ----          ----          ----        ----        ----      ----
Total Annual Fund Operating Expenses             1.37%      1.37%         1.38%         1.38%       1.34%       1.37%     1.37%
                                                 ====       ====          ====          ====        ====        ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                FINANCIAL                                      PRECIOUS
                                                 SERVICES   HEALTH CARE   INTERNET   LEISURE    METALS    RETAILING   TECHNOLOGY
                                                ---------   -----------   --------   -------   --------   ---------   ----------
SHAREHOLDER FEES(1)                                None        None         None       None      None       None         None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                    0.85%       0.85%        0.85%      0.85%     0.75%      0.85%        0.85%
Distribution And/Or Shareholder Service
   (12b-1) Fees                                    None        None         None       None      None       None         None
Other Expenses                                     0.52%       0.51%        0.50%      0.52%     0.53%      0.47%        0.52%
                                                   ----        ----         ----       ----      ----       ----         ----
Total Annual Fund Operating Expenses               1.37%       1.36%        1.35%      1.37%     1.28%      1.32%        1.37%
                                                   ====        ====         ====       ====      ====       ====         ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

                                                                                                  U.S. GOVERNMENT
                                                TELECOMMUNICATIONS   TRANSPORTATION   UTILITIES     MONEY MARKET
                                                ------------------   --------------   ---------   ---------------
SHAREHOLDER FEES(1)                                    None              None           None           None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                        0.85%             0.85%          0.85%          0.50%
Distribution And/Or Shareholder Service
   (12b-1) Fees                                        None              None           None           None
Other Expenses                                         0.54%             0.53%          0.54%          0.45%
                                                       ----              ----           ----           ----
Total Annual Fund Operating Expenses                   1.39%             1.38%          1.39%          0.95%
                                                       ====              ====           ====           ====



(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.05% FOR INVESTOR CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 0.90% FOR THE INVESTOR CLASS SHARES.

                                  PROSPECTUS 39

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                           ------   -------   -------   --------
BANKING                         $139      $434      $750     $1,646
BASIC MATERIALS                 $139      $434      $750     $1,646
BIOTECHNOLOGY                   $141      $437      $755     $1,657
CONSUMER PRODUCTS               $141      $437      $755     $1,657
ELECTRONICS                     $136      $425      $734     $1,613
ENERGY                          $139      $434      $750     $1,646
ENERGY SERVICES                 $139      $434      $750     $1,646
FINANCIAL SERVICES              $139      $434      $750     $1,646
HEALTH CARE                     $138      $431      $745     $1,635
INTERNET                        $137      $428      $739     $1,624
LEISURE                         $139      $434      $750     $1,646
PRECIOUS METALS                 $130      $406      $702     $1,545
RETAILING                       $134      $418      $723     $1,590
TECHNOLOGY                      $139      $434      $750     $1,646
TELECOMMUNICATIONS              $142      $440      $761     $1,669
TRANSPORTATION                  $141      $437      $755     $1,657
UTILITIES                       $142      $440      $761     $1,669
U.S. GOVERNMENT MONEY MARKET    $ 97      $303      $526     $1,166

MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.


The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 41


INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures". Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

          - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

          - Attach a copy of the trust document when establishing a trust account.

          - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

          - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

          -    BE SURE TO SIGN THE APPLICATION.

          - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD         FUND                                 AFTERNOON CUT-OFF TIME
------         ----                                 ----------------------
By Mail        All Funds                            Market Close

By Phone       Sector Funds                         3:30 P.M., Eastern Time
               U.S. Government Money Market Fund*   1:00 P.M., Eastern Time

By Internet    Sector Funds                         3:45 P.M., Eastern Time
               U.S. Government Money Market Fund*   1:00 P.M., Eastern Time

By Financial   Sector Funds and                     Market Close**
Intermediary   U.S. Government Money Market Fund

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                  PROSPECTUS 43


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                           ----------------------------------------------   ----------------------------------------------
                           Complete the account application that corre-     Complete the Rydex investment slip included
                           sponds to the type of account you are opening.   with your quarterly statement or send written
                                                                            purchase instructions that include:
                           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                               YOU WANT TO PURCHASE.                        -   YOUR NAME

BY MAIL                    -   MAKE SURE YOUR INVESTMENT MEETS THE          -   YOUR SHAREHOLDER ACCOUNT NUMBER
IRA AND OTHER RETIREMENT       ACCOUNT MINIMUM.
ACCOUNTS REQUIRE                                                            -   THE RYDEX FUND(S) YOU WANT TO PURCHASE.
ADDITIONAL PAPERWORK.
                                                    Make your check payable to RYDEX INVESTMENTS.

                                         Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

                                      Include the name of the Rydex Fund(s) you want to purchase on your check.
Call Rydex
Client Services                 IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
to request a Retirement                           CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.
Account Investor
application kit.                 Mail your application and check to:            Mail your written purchase instructions
                                                                                                and check to:

                               STANDARD DELIVERY                                        OVERNIGHT DELIVERY
                               Rydex Investments                                        Rydex Investments
                               Attn: Ops. Dept.                                         Attn: Ops. Dept.
                               P.O. Box 758567                                          200 SW 6th Street
                               Topeka, KS 66675-8567                                    Topeka, KS 66603-3704

                                 PROSPECTUS 45


                                          INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                           ----------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call      Be sure to designate in your wire instructions
                           Rydex to obtain your account number.             the Rydex Fund(s) you want to purchase.

                           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                               YOU WANT TO PURCHASE.

                           -   MAKE SURE YOUR INVESTMENT MEETS THE
                               ACCOUNT MINIMUM.

BY WIRE                    To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
RYDEX CLIENT SERVICES      MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
PHONE NUMBER:              CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888
OR                         -   Account Number
301.296.5406
                           -   Fund Name

                           -   Amount of Wire

                           -   Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                            IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                                       BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                                                 CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                          INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                           ----------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call      SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                           Rydex to obtain your account number. Be sure     A MINIMUM OF $20. To make a subsequent pur-
                           to complete the "Electronic Investing (via       chase, send written purchase instructions that
                           ACH)" section. Then, fax it to Rydex. (ONLY      include:
                           Individual, Joint and UGMA/UTMA accounts
BY ACH (FAX)               may be opened by fax).                           -   YOUR NAME
RYDEX FAX NUMBER:
301.296.5103                                                                -   YOUR SHAREHOLDER ACCOUNT NUMBER
                           -   MAKE SURE TO INCLUDE A LETTER OF
                               INSTRUCTION REQUESTING THAT WE PROCESS       -   THE RYDEX FUND(S) YOU WANT TO PURCHASE
                               YOUR PURCHASE BY ACH.
                                                                            -   ACH BANK INFORMATION (IF NOT ON RECORD)
                           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                               YOU WANT TO PURCHASE.

                           -   MAKE SURE YOUR INVESTMENT MEETS THE
                               ACCOUNT MINIMUM.

BY ACH
(INTERNET)                                    Follow the directions on the Rydex web site - www.rydexi-sgi.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES


The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

            STANDARD DELIVERY       OVERNIGHT DELIVERY
            Rydex Investments       Rydex Investments
  MAIL      Attn: Ops. Dept.        Attn: Ops. Dept.
            P.O. Box 758567         200 SW 6th Street
            Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client Services at
            800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

                                 PROSPECTUS 47


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES


     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.


REDEEMING SHARES BY DRAFT WRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing drafts for $500 or more on your existing account. The drafts may be made payable to any person or entity and your account will continue to earn dividends until the draft clears. Drafts may not be used for electronic funds transfers (i.e. electronic bill payments or ACH). If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft.

You can obtain a draft writing application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft to close your account. There is no fee for the draft writing privilege, but if payment on a draft is stopped upon your request, or if the draft cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft for payment. Rydex may also charge a $25 fee for a draft that cannot be honored due to insufficient funds. The Funds may suspend the draft writing privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

            STANDARD DELIVERY       OVERNIGHT DELIVERY
            Rydex Investments       Rydex Investments
  MAIL      Attn: Ops. Dept.        Attn: Ops. Dept.
            P.O. Box 758567         200 SW 6th Street
            Topeka, KS 66675-8567   Topeka, KS 66603-3704

            301.296.5103

   FAX      If you send your exchange request by fax, you must call Rydex Client Services at
            800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

                                 PROSPECTUS 49


EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Fund for Investor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                 PROSPECTUS 51


eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


COMPENSATION TO DEALERS


The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

                                 PROSPECTUS 53


TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


Rydex Advisors, LLC, which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                            ADVISORY FEE
----                            ------------
BANKING                             0.85%
BASIC MATERIALS                     0.85%
BIOTECHNOLOGY                       0.85%
CONSUMER PRODUCTS                   0.85%
ELECTRONICS                         0.85%
ENERGY                              0.85%
ENERGY SERVICES                     0.85%
FINANCIAL SERVICES                  0.85%
HEALTH CARE                         0.85%
INTERNET                            0.85%
LEISURE                             0.85%
PRECIOUS METALS                     0.75%
RETAILING                           0.85%
TECHNOLOGY                          0.85%
TELECOMMUNICATIONS                  0.85%
TRANSPORTATION                      0.85%
UTILITIES                           0.85%
U.S. GOVERNMENT MONEY MARKET*       0.50%


* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.


PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice

                                 PROSPECTUS 55


President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2009, 2008 and 2007 have been audited by Ernst & Young LLP, an independent registered public accouting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                 PROSPECTUS 57


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------           --------- ---------- ----------- ---------- ------------- ------------- -------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2009+++  $ 75.60    $1.30      $(42.98)   $(41.68)     $(1.30)       $  --         $(1.30)
   March 31, 2008+++   110.30     2.50       (36.20)    (33.70)      (1.00)          --          (1.00)
   March 31, 2007+++   108.60     2.00          .50       2.50        (.80)          --           (.80)
   March 31, 2006+++   101.70     1.60         6.90       8.50       (1.60)          --          (1.60)
   March 31, 2005+++   102.50     1.30          .50       1.80       (2.60)          --          (2.60)
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2009       50.49      .20       (22.77)    (22.57)       (.49)          --           (.49)
   March 31, 2008       42.25      .15         8.18       8.33        (.09)          --           (.09)
   March 31, 2007       35.23      .41         6.91       7.32        (.30)          --           (.30)
   March 31, 2006       30.66      .32         4.44       4.76        (.19)          --           (.19)
   March 31, 2005       25.46      .14         5.06       5.20          --           --             --
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2009       21.51     (.19)       (1.95)     (2.14)         --           --             --
   March 31, 2008       21.21     (.22)         .52        .30          --           --             --
   March 31, 2007       23.45     (.27)       (1.97)     (2.24)         --           --             --
   March 31, 2006       17.59     (.26)        6.12       5.86          --           --             --
   March 31, 2005       20.56     (.24)       (2.73)     (2.97)         --           --             --
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2009       36.40      .55       (10.35)     (9.80)       (.21)          --           (.21)
   March 31, 2008       36.11      .52          .13        .65        (.36)          --           (.36)
   March 31, 2007       31.03      .43         4.71       5.14        (.06)          --           (.06)
   March 31, 2006       30.50      .30          .65        .95        (.42)          --           (.42)
   March 31, 2005       28.68      .18         1.65       1.83        (.01)          --           (.01)
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2009+++    50.30      (--)SS    (17.54)    (17.54)         --           --             --
   March 31, 2008+++    62.30     (.25)      (11.75)    (12.00)         --           --             --
   March 31, 2007+++    67.60     (.50)       (4.80)     (5.30)         --           --             --
   March 31, 2006+++    51.55     (.55)       16.60      16.05          --           --             --
   March 31, 2005+++    67.15     (.40)      (15.20)    (15.60)         --           --             --
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2009       27.29      .06       (12.61)    (12.55)         --         (.73)          (.73)
   March 31, 2008       23.19     (.03)        4.86       4.83          --         (.73)          (.73)
   March 31, 2007       21.68       --SS       1.92       1.92          --         (.41)          (.41)
   March 31, 2006       17.12      .02         5.02       5.04        (.03)        (.45)          (.48)
   March 31, 2005       11.94      .05         5.14       5.19        (.01)          --           (.01)
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2009       58.04     (.24)      (32.73)    (32.97)         --           --             --
   March 31, 2008       47.47     (.43)       11.00      10.57          --           --             --
   March 31, 2007       45.05     (.36)        2.78       2.42          --           --             --
   March 31, 2006       30.12     (.30)       15.23      14.93          --           --             --
   March 31, 2005       21.74     (.22)        8.60       8.38          --           --             --
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2009+++   101.80     1.60       (57.13)    (55.53)      (1.90)          --          (1.90)
   March 31, 2008+++   142.50     1.70       (40.20)    (38.50)      (2.20)          --          (2.20)
   March 31, 2007+++   132.60     1.40         9.14      10.54        (.64)          --           (.64)
   March 31, 2006+++   114.00     1.70        18.10      19.80       (1.20)          --          (1.20)
   March 31, 2005+++   110.90     1.00         2.90       3.90        (.80)          --           (.80)



                                                    RATIOS TO
                                               AVERAGE NET ASSETS:                  NET
                                          ----------------------------            ASSETS,
                     NET ASSET                                  NET               END OF
                       VALUE,     TOTAL                     INVESTMENT PORTFOLIO  PERIOD
                       END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER  (000'S
YEAR ENDED             PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE   OMITTED)
----------           --------- ---------- -------- -------- ---------- --------- --------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2009+++  $ 32.62   (55.66)%   1.37%     1.37%     2.42%     1,055%  $ 23,804
   March 31, 2008+++    75.60   (30.69)%   1.37%     1.37%     2.59%     1,417%     7,035
   March 31, 2007+++   110.30     2.24%    1.32%     1.32%     1.79%       954%     9,229
   March 31, 2006+++   108.60     8.41%    1.34%     1.34%     1.48%     1,834%     8,713
   March 31, 2005+++   101.70     1.61%    1.34%     1.34%     1.26%     1,692%     4,899
BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2009       27.43   (44.54)%   1.37%     1.37%     0.46%       288%    98,767
   March 31, 2008       50.49    19.71%    1.37%     1.37%     0.31%       225%   120,870
   March 31, 2007       42.25    20.86%    1.36%     1.36%     1.09%       442%    68,862
   March 31, 2006       35.23    15.60%    1.35%     1.35%     1.04%       826%    23,630
   March 31, 2005       30.66    20.42%    1.33%     1.33%     0.51%       891%    34,039
BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2009       19.37    (9.95)%   1.38%     1.38%    (0.86)%      370%    65,829
   March 31, 2008       21.51     1.41%    1.39%     1.39%    (0.94)%      193%    47,696
   March 31, 2007       21.21    (9.55)%   1.37%     1.37%    (1.23)%      269%    61,366
   March 31, 2006       23.45    33.31%    1.34%     1.34%    (1.25)%      338%   104,126
   March 31, 2005       17.59   (14.45)%   1.33%     1.33%    (1.25)%      585%    74,890
CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2009       26.39   (26.96)%   1.38%     1.38%     1.81%       445%    14,703
   March 31, 2008       36.40     1.72%    1.37%     1.37%     1.37%       449%     8,722
   March 31, 2007       36.11    16.58%    1.37%     1.37%     1.29%       455%    21,814
   March 31, 2006       31.03     3.13%    1.32%     1.32%     0.98%       813%    11,815
   March 31, 2005       30.50     6.40%    1.33%     1.33%     0.60%       907%    15,470
ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2009+++    32.76   (34.89)%   1.34%     1.34%    (0.03)%      408%   106,703
   March 31, 2008+++    50.30   (19.26)%   1.36%     1.36%    (0.37)%      784%     9,835
   March 31, 2007+++    62.30    (7.84)%   1.37%     1.37%    (0.76)%      759%    15,376
   March 31, 2006+++    67.60    31.13%    1.34%     1.34%    (0.91)%      911%    34,194
   March 31, 2005+++    51.55   (23.23)%   1.33%     1.33%    (0.76)%    1,106%    27,150
ENERGY FUND INVESTOR CLASS
   MARCH 31, 2009       14.01   (46.01)%   1.37%     1.37%     0.28%       310%    53,627
   March 31, 2008       27.29    20.91%    1.37%     1.37%    (0.10)%      188%    63,325
   March 31, 2007       23.19     8.87%    1.36%     1.36%    (0.01)%      283%    75,204
   March 31, 2006       21.68    29.60%    1.34%     1.34%     0.08%       415%    90,331
   March 31, 2005       17.12    43.43%    1.33%     1.33%     0.40%       546%   111,762
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2009       25.07   (56.81)%   1.37%     1.37%    (0.48)%      207%    59,706
   March 31, 2008       58.04    22.27%    1.37%     1.37%    (0.77)%      193%    82,691
   March 31, 2007       47.47     5.37%    1.36%     1.36%    (0.80)%      196%    91,095
   March 31, 2006       45.05    49.57%    1.35%     1.35%    (0.81)%      324%   147,439
   March 31, 2005       30.12    38.55%    1.31%     1.31%    (0.85)%      501%    99,603
FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2009+++    44.37   (54.76)%   1.37%     1.37%     2.16%       755%    13,257
   March 31, 2008+++   101.80   (27.26)%   1.38%     1.38%     1.25%       913%     4,640
   March 31, 2007+++   142.50     7.94%    1.34%     1.34%     1.03%       534%    22,658
   March 31, 2006+++   132.60    17.42%    1.36%     1.34%     1.32%       821%    12,226
   March 31, 2005+++   114.00     3.46%    1.33%     1.33%     0.91%     1,005%     7,741

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------           --------- ---------- ----------- ---------- ------------- ------------- -------------
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2009     $14.28     $ .07      $ (3.15)   $ (3.08)     $   --          $--          $  --
   March 31, 2008      15.28      (.02)        (.98)     (1.00)         --           --             --
   March 31, 2007      14.54       .03          .71        .74          --           --             --
   March 31, 2006      12.71      (.05)        1.88       1.83          --           --             --
   March 31, 2005      12.50      (.05)         .26        .21          --           --             --
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2009      38.55      (.29)      (11.23)    (11.52)      (.45)           --           (.45)
   March 31, 2008      41.11       .46#       (2.87)     (2.41)      (.15)           --           (.15)
   March 31, 2007      40.22      (.44)        1.33        .89          --           --             --
   March 31, 2006      32.29      (.40)        8.33       7.93          --           --             --
   March 31, 2005      35.66      (.43)       (2.94)     (3.37)         --           --             --
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2009      31.72       .01       (16.33)    (16.32)         --           --             --
   March 31, 2008      35.87       .09        (4.24)     (4.15)         --           --             --
   March 31, 2007      32.56        --SS       3.31       3.31          --           --             --
   March 31, 2006      30.50      (.07)        2.13       2.06          --           --             --
   March 31, 2005      27.66      (.17)        3.01       2.84          --           --             --
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2009      69.89      (.23)      (23.30)    (23.53)         --           --             --
   March 31, 2008      56.21      (.37)       14.05      13.68          --           --             --
   March 31, 2007      54.50      (.03)        1.74       1.71          --           --             --
   March 31, 2006      35.64      (.07)       18.93      18.86          --           --             --
   March 31, 2005      44.32      (.05)       (8.63)     (8.68)         --           --             --
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2009      11.54      (.01)       (2.95)     (2.96)         --           --             --
   March 31, 2008      14.47      (.04)       (2.89)     (2.93)         --           --             --
   March 31, 2007      13.48      (.06)        1.05        .99          --           --             --
   March 31, 2006      12.30      (.08)        1.26       1.18          --           --             --
   March 31, 2005      11.74      (.06)         .62        .56          --           --             --
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2009      11.77      (.03)       (4.04)     (4.07)         --           --             --
   March 31, 2008      12.53      (.10)        (.66)      (.76)         --           --             --
   March 31, 2007      12.35      (.11)         .29        .18          --           --             --
   March 31, 2006      10.35      (.09)        2.12       2.03        (.03)          --           (.03)
   March 31, 2005      11.40       .03        (1.08)     (1.05)         --           --             --
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2009      17.04       .27        (6.68)     (6.41)       (.34)          --           (.34)
   March 31, 2008      19.02       .12        (2.08)     (1.96)       (.02)          --           (.02)
   March 31, 2007      17.74       .16         1.23       1.39        (.11)          --           (.11)
   March 31, 2006      14.33       .21         3.60       3.81        (.40)          --           (.40)
   March 31, 2005      15.48       .09        (1.24)     (1.15)         --           --             --
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2009      25.21       .07       (10.90)    (10.83)         --SS         --             --
   March 31, 2008      29.16       .06        (4.01)     (3.95)         --           --             --
   March 31, 2007      28.30      (.14)        1.00        .86          --           --             --
   March 31, 2006      22.42      (.09)        5.97       5.88          --           --             --
   March 31, 2005      18.84      (.11)        3.69       3.58          --           --             --



                                               RATIOS TO
                                          AVERAGE NET ASSETS:              NET
                                          -------------------            ASSETS,
                     NET ASSET                         NET               END OF
                       VALUE,     TOTAL            INVESTMENT PORTFOLIO  PERIOD
                       END OF  INVESTMENT   TOTAL    INCOME    TURNOVER  (000'S
YEAR ENDED             PERIOD   RETURN++  EXPENSES   (LOSS)      RATE   OMITTED)
----------           --------- ---------- -------- ---------- --------- --------
HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2009     $ 11.20   (21.57)%   1.36%     0.48%        745%  $ 13,920
   March 31, 2008       14.28    (6.54)%   1.37%    (0.13)%       444%    22,062
   March 31, 2007       15.28     5.09%    1.35%     0.23%        545%    33,878
   March 31, 2006       14.54    14.40%    1.33%    (0.35)%       568%    46,432
   March 31, 2005       12.71     1.68%    1.34%    (0.42)%       610%    35,500
INTERNET FUND INVESTOR CLASS
   MARCH 31, 2009       26.58   (29.63)%   1.35%    (1.01)%       550%    61,745
   March 31, 2008       38.55    (5.92)%   1.38%     1.00%##      870%     4,365
   March 31, 2007       41.11     2.21%    1.37%    (1.09)%       864%     5,496
   March 31, 2006       40.22    24.56%    1.34%    (1.10)%     1,371%    16,288
   March 31, 2005       32.29    (9.45)%   1.34%    (1.23)%     1,947%     5,210
LEISURE FUND INVESTOR CLASS
   MARCH 31, 2009       15.40   (51.45)%   1.37%     0.05%      1,529%     4,132
   March 31, 2008       31.72   (11.57)%   1.39%     0.24%        646%     3,283
   March 31, 2007       35.87    10.17%    1.37%    (0.01)%       675%     9,130
   March 31, 2006       32.56     6.75%    1.34%    (0.25)%       734%    16,418
   March 31, 2005       30.50    10.27%    1.31%    (0.57)%     1,046%    15,080
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2009       46.36   (33.67)%   1.28%    (0.48)%       245%   160,759
   March 31, 2008       69.89    24.34%    1.27%    (0.58)%       203%   149,805
   March 31, 2007       56.21     3.14%    1.26%    (0.05)%       259%   149,876
   March 31, 2006       54.50    52.92%    1.24%    (0.16)%       277%   213,017
   March 31, 2005       35.64   (19.58)%   1.23%    (0.12)%       358%   130,718
RETAILING FUND INVESTOR CLASS
   MARCH 31, 2009        8.58   (25.65)%   1.32%    (0.14)%       461%    84,894
   March 31, 2008       11.54   (20.25)%   1.37%    (0.27)%     1,205%     3,152
   March 31, 2007       14.47     7.34%    1.36%    (0.45)%       952%     4,033
   March 31, 2006       13.48     9.59%    1.33%    (0.60)%     1,163%     7,608
   March 31, 2005       12.30     4.77%    1.33%    (0.54)%     1,505%     7,529
TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2009        7.70   (34.58)%   1.37%    (0.29)%       564%    11,601
   March 31, 2008       11.77    (6.07)%   1.37%    (0.72)%       694%     9,916
   March 31, 2007       12.53     1.46%    1.36%    (0.91)%       684%    14,274
   March 31, 2006       12.35    19.65%    1.33%    (0.79)%       666%    21,182
   March 31, 2005       10.35    (9.21)%   1.31%     0.33%      1,304%    13,346
TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2009       10.29   (37.55)%   1.39%     1.92%        672%     4,440
   March 31, 2008       17.04   (10.32)%   1.37%     0.58%        528%    11,134
   March 31, 2007       19.02     7.87%    1.37%     0.89%        430%    16,699
   March 31, 2006       17.74    26.96%    1.38%     1.30%        820%    56,695
   March 31, 2005       14.33    (7.43)%   1.35%     0.60%      1,142%     6,003
TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2009       14.38   (42.96)%   1.38%     0.33%        875%    20,990
   March 31, 2008       25.21   (13.55)%   1.36%     0.22%        952%    17,420
   March 31, 2007       29.16     3.04%    1.36%    (0.48)%       686%     6,635
   March 31, 2006       28.30    26.23%    1.37%    (0.36)%       669%    45,580
   March 31, 2005       22.42    19.00%    1.32%    (0.51)%       929%     7,890

                                 PROSPECTUS 59


FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------           --------- ---------- ----------- ---------- ------------- ------------- -------------
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2009      $29.29     $.72      $(9.32)     $(8.60)      $(.13)         $--          $(.13)
   March 31, 2008       31.89      .51       (2.31)      (1.80)       (.80)          --           (.80)
   March 31, 2007       24.90      .52        6.83        7.35        (.36)          --           (.36)
   March 31, 2006       23.62      .51        1.21        1.72        (.44)          --           (.44)
   March 31, 2005       20.57      .53        2.82        3.35        (.30)          --           (.30)
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009        1.00      .01          --         .01        (.01)          --           (.01)
   March 31, 2008        1.00      .04          --         .04        (.04)          --           (.04)
   March 31, 2007        1.00      .04          --         .04        (.04)          --           (.04)
   March 31, 2006        1.00      .03          --         .03        (.03)          --           (.03)
   March 31, 2005        1.00      .01          --         .01        (.01)          --           (.01)



                                                    RATIOS TO
                                               AVERAGE NET ASSETS:                   NET
                                          ----------------------------             ASSETS,
                     NET ASSET                                  NET                END OF
                       VALUE,     TOTAL                     INVESTMENT PORTFOLIO   PERIOD
                       END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER   (000'S
YEAR ENDED             PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE    OMITTED)
----------           --------- ---------- -------- -------- ---------- --------- ----------
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2009      $20.56    (29.40)%   1.39%    1.39%     2.90%       684%  $   10,348
   March 31, 2008       29.29     (5.88)%   1.39%    1.39%     1.57%       375%      11,242
   March 31, 2007       31.89     29.64%    1.37%    1.37%     1.86%       557%      84,150
   March 31, 2006       24.90      7.25%    1.33%    1.33%     1.99%       728%      11,717
   March 31, 2005       23.62     16.35%    1.33%    1.33%     2.46%     1,124%      17,861
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2009        1.00      1.06%    0.95%    0.90%     1.02%        --    1,114,286
   March 31, 2008        1.00      3.76%    0.93%    0.93%     3.71%        --      978,584
   March 31, 2007        1.00      4.26%    0.92%    0.92%     4.20%        --      982,347
   March 31, 2006        1.00      2.79%    0.88%    0.88%     2.74%        --      975,088
   March 31, 2005        1.00      0.82%    0.87%    0.87%     0.81%        --    1,196,009

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ BANKING FUND, FINANCIAL SERVICES FUND - PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

     ELECTRONICS FUND - PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009. SEE NOTE 10.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.88 FOR INVESTOR CLASS RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR INVESTOR CLASS RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

SS   LESS THAN $.01 PER SHARE.

ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

                                  PROSPECTUS 61


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

                                       62


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

                                  PROSPECTUS 63


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

                                       64


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

                                  PROSPECTUS 65


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

                                       66


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

                                  PROSPECTUS 67


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

(RYDEX|SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSSI-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                           A-CLASS AND C-CLASS SHARES PROSPECTUS


                                                                  AUGUST 1, 2009

                                                                    SECTOR FUNDS
                                                              RYDEX BANKING FUND
                                                      RYDEX BASIC MATERIALS FUND
                                                        RYDEX BIOTECHNOLOGY FUND
                                                    RYDEX CONSUMER PRODUCTS FUND
                                                          RYDEX ELECTRONICS FUND
                                                               RYDEX ENERGY FUND
                                                      RYDEX ENERGY SERVICES FUND
                                                   RYDEX FINANCIAL SERVICES FUND
                                                          RYDEX HEALTH CARE FUND
                                                             RYDEX INTERNET FUND
                                                              RYDEX LEISURE FUND
                                                      RYDEX PRECIOUS METALS FUND
                                                            RYDEX RETAILING FUND
                                                           RYDEX TECHNOLOGY FUND
                                                   RYDEX TELECOMMUNICATIONS FUND
                                                       RYDEX TRANSPORTATION FUND
                                                            RYDEX UTILITIES FUND

                                                               MONEY MARKET FUND
                                         RYDEX U.S. GOVERNMENT MONEY MARKET FUND

                                (RYDEX | SGI SECURITY GLOBAL INVESTORS(SM) LOGO)


The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
SECTOR FUNDS
   BANKING FUND ..........................................................    2
   BASIC MATERIALS FUND ..................................................    3
   BIOTECHNOLOGY FUND ....................................................    4
   CONSUMER PRODUCTS FUND ................................................    5
   ELECTRONICS FUND ......................................................    6
   ENERGY FUND ...........................................................    7
   ENERGY SERVICES FUND ..................................................    8
   FINANCIAL SERVICES FUND ...............................................    9
   HEALTH CARE FUND ......................................................   10
   INTERNET FUND .........................................................   11
   LEISURE FUND ..........................................................   12
   PRECIOUS METALS FUND ..................................................   13
   RETAILING FUND ........................................................   14
   TECHNOLOGY FUND .......................................................   15
   TELECOMMUNICATIONS FUND ...............................................   16
   TRANSPORTATION FUND ...................................................   17
   UTILITIES FUND ........................................................   18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................   19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................   20
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................   21
FUND PERFORMANCE .........................................................   27
FUND FEES AND EXPENSES ...................................................   46
MORE INFORMATION ABOUT THE FUNDS .........................................   51
SHAREHOLDER INFORMATION ..................................................   52
TRANSACTION INFORMATION ..................................................   53
SALES CHARGES ............................................................   54
   A-CLASS SHARES ........................................................   54
   C-CLASS SHARES                                                            56
BUYING FUND SHARES .......................................................   57
SELLING FUND SHARES ......................................................   59
EXCHANGING FUND SHARES ...................................................   60
RYDEX ACCOUNT POLICIES ...................................................   62
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   64
DIVIDENDS AND DISTRIBUTIONS ..............................................   64
TAX INFORMATION ..........................................................   65
MANAGEMENT OF THE FUNDS ..................................................   66
FINANCIAL HIGHLIGHTS .....................................................   68
ADDITIONAL INFORMATION ...................................................   75

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES


            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


SECTOR FUNDS
MONEY MARKET FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the following funds (the "Funds"), which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site -www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

BANKING FUND
A-CLASS (RYBKX)                                                  C-CLASS (RYKCX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Active Trading Risk

     -    Banking Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


BASIC MATERIALS FUND
A-CLASS (RYBMX)                                                  C-CLASS (RYBCX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Basic Materials Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

BIOTECHNOLOGY FUND
A-CLASS (RYBOX)                                                  C-CLASS (RYCFX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnologi-cal products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Biotechnology Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5


CONSUMER PRODUCTS
A-CLASS (RYPDX)                                                  C-CLASS (RYCPX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Consumer Products Sector Concentration Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

ELECTRONICS FUND
A-CLASS (RYELX)                                                  C-CLASS (RYSCX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Electronics Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7


ENERGY FUND
A-CLASS (RYENX)                                                  C-CLASS (RYECX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

ENERGY SERVICES FUND
A-CLASS (RYESX)                                                  C-CLASS (RYVCX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Services Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


FINANCIAL SERVICES FUND
A-CLASS (RYFNX)                                                  C-CLASS (RYFCX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Financial Services Sector Concentration Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

HEALTH CARE FUND
A-CLASS (RYHEX)                                                  C-CLASS (RYHCX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Health Care Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 11


INTERNET FUND
A-CLASS (RYINX)                                                  C-CLASS (RYICX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Internet Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

LEISURE FUND
A-CLASS (RYLSX)                                                  C-CLASS (RYLCX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Leisure Sector Concentration Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 13


PRECIOUS METALS FUND
A-CLASS (RYMNX)                                                  C-CLASS (RYZCX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Precious Metals Sector Concentration Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

RETAILING FUND
A-CLASS (RYRTX)                                                  C-CLASS (RYRCX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Retailing Sector Concentration Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 15

TECHNOLOGY FUND
A-CLASS (RYTHX)                                                  C-CLASS (RYCHX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Technology Sector Concentration Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

TELECOMMUNICATIONS FUND
A-CLASS (RYTLX)                                                  C-CLASS (RYCSX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Telecommunications Sector Concentration Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 17


TRANSPORTATION FUND
A-CLASS (RYTSX)                                                  C-CLASS (RYCNX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

     -    Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

UTILITIES FUND
A-CLASS (RYUTX)                                                  C-CLASS (RYCUX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY


The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Foreign Issuer Exposure Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

     -    Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

                                 PROSPECTUS 19


RYDEX U.S. GOVERNMENT MONEY MARKET FUND
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE


The Rydex U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Rydex U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper, certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Rydex U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Credit Risk

     -    Income Risk

     -    Interest Rate Risk

     -    Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 21 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                             BASIC                     CONSUMER                           ENERGY    FINANCIAL
                                 BANKING   MATERIALS   BIOTECHNOLOGY   PRODUCTS   ELECTRONICS   ENERGY   SERVICES   SERVICES
                                  FUND       FUND          FUND          FUND        FUND        FUND      FUND       FUND
                                 -------   ---------   -------------   --------   -----------   ------   --------   ---------
Active Trading Risk                 X          X             X             X          X           X          X          X
Credit Risk
Depositary Receipt Risk             X          X             X             X          X           X          X          X
Derivatives Risk                    X          X             X             X          X           X          X          X
Early Closing Risk                  X          X             X             X          X           X          X          X
Foreign Issuer Exposure Risk        X          X             X             X          X           X          X          X
Income Risk
Interest Rate Risk
Market Risk                         X          X             X             X          X           X          X          X
Non-Diversification Risk            X          X             X             X          X           X          X          X
Sector Concentration Risk
   (for each Fund's specific
   Sector Concentration Risk
   see "Descriptions of
   Principal Risks" below)          X          X             X             X          X           X          X          X
Small-Capitalization and Mid-
   Capitalization Securities
   Risk                             X          X             X             X          X           X          X          X
Stable Price Per Share Risk
Trading Halt Risk                   X          X             X             X          X           X          X          X

                                                                    PRECIOUS
                                 HEALTH CARE   INTERNET   LEISURE    METALS    RETAILING   TECHNOLOGY   TELECOMMUNICATIONS
                                    FUND         FUND      FUND       FUND       FUND         FUND            FUND
                                 -----------   --------   -------   --------   ---------   ----------   ------------------
Active Trading Risk                   X           X          X         X           X           X                X
Credit Risk
Depositary Receipt Risk               X           X          X         X           X           X                X
Derivatives Risk                      X           X          X         X           X           X                X
Early Closing Risk                    X           X          X         X           X           X                X
Foreign Issuer Exposure Risk          X           X          X         X           X           X                X
Income Risk
Interest Rate Risk
Market Risk                           X           X          X         X           X           X                X
Non-Diversification Risk              X           X          X         X           X           X                X
   Sector Concentration Risk
   (for each Fund's specific
   Sector Concentration Risk see
   "Descriptions of Principal
   Risks" below)                      X           X          X         X           X           X                X
Small-Capitalization and Mid-
   Capitalization Securities
   Risk                               X           X          X         X           X           X                X
Stable Price Per Share Risk
Trading Halt Risk                     X           X          X         X           X           X                X

                                 PROSPECTUS 21


                                                                                           U.S. GOVERNMENT
                                                              TRANSPORTATION   UTILITIES     MONEY MARKET
                                                                   FUND          FUND           FUND
                                                              --------------   ---------   ---------------
Active Trading Risk                                                 X             X
Credit Risk                                                                                      X
Depositary Receipt Risk                                             X             X
Derivatives Risk                                                    X             X
Early Closing Risk                                                  X             X
Foreign Issuer Exposure Risk                                        X             X
Income Risk                                                                                      X
Interest Rate Risk                                                                               X
Market Risk                                                         X             X
Non-Diversification Risk                                            X             X
Sector Concentration Risk (for each Fund's specific
   Sector Concentration Risk see "Descriptions of Principal
   Risks" below)                                                    X             X
Small-Capitalization and Mid-Capitalization Securities Risk         X             X
Stable Price Per Share Risk                                                                      X
Trading Halt Risk                                                   X             X

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.


CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such

                                 PROSPECTUS 23


securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.


INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INTEREST RATE RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

     BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

     BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

     BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

     CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

     ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

     ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

     ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

     FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

                                 PROSPECTUS 25

     HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

     INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

     LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.


     PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.


     RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

     TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

     TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

     TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

     UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.


SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

                                  PROSPECTUS 27


FUND PERFORMANCE


The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar charts do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Shares returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.


BANKING FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -19.54%.

                               (PERFORMANCE GRAPH)

2002    -3.14%
2003    30.13%
2004    12.58%
2005    -4.37%
2006     9.65%
2007   -28.15%
2008   -41.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.31%              (quarter ended 12/31/2008) -24.87%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (9/1/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -43.69%         -16.13%
Return After Taxes on Distributions                             -44.27%         -16.72%
Return After Taxes on Distributions and Sale of Fund Shares     -28.42%         -13.21%
S&P 500 Index(1)                                                -37.00%          -2.66%

                                                                                           Since Inception
C-CLASS SHARES                                                Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -42.01%        -13.06%          -5.99%
Return After Taxes on Distributions                             -42.63%        -13.61%          -6.71%
Return After Taxes on Distributions and Sale of Fund Shares     -27.33%        -10.74%          -5.18%
S&P 500 Index(1)                                                -37.00%         -2.19%          -1.39%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF The McGraw-Hill COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

BASIC MATERIALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 19.23%.



                               (PERFORMANCE GRAPH)

2002   -14.53%
2003    31.45%
2004    19.37%
2005     2.72%
2006    20.89%
2007    33.44%
2008   -46.17%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2003) 21.58%              (quarter ended 9/30/2008) -30.08%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (9/1/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -48.29%          0.22%
Return After Taxes on Distributions                             -48.68%         -0.08%
Return After Taxes on Distributions and Sale of Fund Shares     -31.43%          0.02%
S&P 500 Index(1)                                                -37.00%         -2.66%

                                                                                           Since Inception
C-CLASS SHARES                                                Past 1 Year   Past 5 Years      (5/3/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -46.70%         1.26%           1.90%
Return After Taxes on Distributions                             -47.12%         0.99%           1.63%
Return After Taxes on Distributions and Sale of Fund Shares     -30.39%         0.92%           1.46%
S&P 500 Index(1)                                                -37.00%        -2.19%          -2.36%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 29



BIOTECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.24%.



                               (PERFORMANCE GRAPH)

2002   -46.14%
2003    44.83%
2004     0.83%
2005    10.65%
2006    -4.06%
2007     4.67%
2008   -11.35%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.58%               (quarter ended 6/30/2002) -33.69%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (9/1/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -14.97%         1.05%
Return After Taxes on Distributions                             -14.97%         1.05%
Return After Taxes on Distributions and Sale of Fund Shares      -9.73%         0.90%
S&P 500 Index(1)                                                -37.00%        -2.66%

                                                                                           Since Inception
C-CLASS SHARES                                                Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -12.24%        -0.14%          -1.64%
Return After Taxes on Distributions                             -12.24%        -0.14%          -1.64%
Return After Taxes on Distributions and Sale of Fund Shares      -7.95%        -0.12%          -1.38%
S&P 500 Index(1)                                                -37.00%        -2.19%          -1.39%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

CONSUMER PRODUCTS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.84%.



                               (PERFORMANCE GRAPH)

2002    -4.51%
2003    20.35%
2004    12.15%
2005    -1.66%
2006    16.07%
2007    10.16%
2008   -23.84%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 14.91%              (quarter ended 12/31/2008) -14.56%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (9/1/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -26.90%          0.44%
Return After Taxes on Distributions                             -27.09%          0.16%
Return After Taxes on Distributions and Sale of Fund Shares     -17.49%          0.22%
S&P 500 Index(1)                                                -37.00%         -2.66%

                                                                                           Since Inception
C-CLASS SHARES                                                Past 1 Year   Past 5 Years     (7/24/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                             -24.59%         1.44%            3.68%
Return After Taxes on Distributions                             -24.80%         1.19%            3.46%
Return After Taxes on Distributions and Sale of Fund Shares     -15.99%         1.09%            3.05%
S&P 500 Index(1)                                                -37.00%        -2.19%           -1.63%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 31



ELECTRONICS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 26.91%.



2002   -49.75%
2003    70.86%
2004   -21.72%
2005     3.72%
2006     5.39%
2007    -3.07%
2008   -50.44%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.52%               (quarter ended 9/30/2002) -38.80%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year      (9/1/2004)
--------------                                                -----------   ---------------
Return Before Taxes                                             -52.45%         -11.05%
Return After Taxes on Distributions                             -52.45%         -11.05%
Return After Taxes on Distributions and Sale of Fund Shares     -34.09%          -9.09%
S&P 500 Index(1)                                                -37.00%          -2.66%

                                                                                           Since Inception
C-CLASS SHARES                                                Past 1 Year   Past 5 Years     (3/26/2001)
--------------                                                -----------   ------------   ---------------
Return Before Taxes                                            -50.93%         -16.29%         -14.31%
Return After Taxes on Distributions                            -50.93%         -16.29%         -14.31%
Return After Taxes on Distributions and Sale of Fund Shares    -33.11%         -12.97%         -10.95%
S&P 500 Index(1)                                               -37.00%          -2.19%          -1.30%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

ENERGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 12.70%.



                              (PERFORMANCE GRAPH)

2002   -14.09%
2003    22.83%
2004    31.27%
2005    37.34%
2006    10.85%
2007    32.10%
2008   -46.05%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 27.24%               (quarter ended 9/30/2008) -34.08%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                      Since Inception
A-CLASS SHARES                                         Past 1 Year       (9/1/2004)
--------------                                         -----------    ---------------
Return Before Taxes                                      -48.27%           4.39%
Return After Taxes on Distributions                      -48.67%           3.92%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -30.88%           3.82%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -46.56%         7.33%            3.76%
Return After Taxes on Distributions                      -46.99%         6.89%            3.41%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -29.73%         6.40%            3.23%
S&P 500 Index(1)                                         -37.00%        -2.19%           -2.39%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 33



ENERGY SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 28.36%.



                              (PERFORMANCE GRAPH)

2002   -11.46%
2003     7.84%
2004    33.40%
2005    47.08%
2006    10.06%
2007    36.01%
2008   -58.03%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 30.43%              (quarter ended 12/31/2008) -47.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year      (9/1/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                      -59.70%           0.30%
Return After Taxes on Distributions                      -59.70%           0.30%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -38.80%           0.26%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -58.45%         4.27%           -1.79%
Return After Taxes on Distributions                      -58.45%         4.27%           -1.79%
Return After Taxes on Distributions and Sale of Fund
    Shares                                               -37.99%         3.68%           -1.51%
S&P 500 Index(1)                                         -37.00%        -2.19%           -1.39%


(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FINANCIAL SERVICES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.97%.



                              (PERFORMANCE GRAPH)

2002   -16.46%
2003    28.58%
2004    16.05%
2005     2.18%
2006    14.81%
2007   -19.66%
2008   -48.33%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 17.04%              (quarter ended 12/31/2008) -31.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year      (9/1/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                      -50.47%         -13.45%
Return After Taxes on Distributions                      -51.11%         -13.99%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -32.85%         -11.18%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -48.83%        -10.78%          -7.16%
Return After Taxes on Distributions                      -49.52%        -11.28%          -7.57%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -31.79%         -9.01%          -5.99%
S&P 500 Index(1)                                         -37.00%         -2.19%          -2.39%

(1) The S&P 500(R) Index is an Unmanaged Capitalization-weighted Index Composed of 500 Common STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 35


HEALTH CARE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 3.27%.


                              (PERFORMANCE GRAPH)

2002   -20.81%
2003    30.82%
2004     5.17%
2005     9.43%
2006     3.61%
2007     5.19%
2008   -25.54%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 16.39%              (quarter ended 12/31/2008) -15.88%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year      (9/1/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                      -28.55%          -1.59%
Return After Taxes on Distributions                      -28.55%          -1.59%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -18.56%          -1.35%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years     (3/30/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -26.29%        -1.36%           -0.27%
Return After Taxes on Distributions                      -26.29%        -1.36%           -0.27%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -17.09%        -1.15%           -0.23%
S&P 500 Index(1)                                         -37.00%        -2.19%           -1.39%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

INTERNET FUND


The performance information shown below for the C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2009 through June 30, 2009 is 31.91%.


                              (PERFORMANCE GRAPH)

2002   -44.07%
2003    62.42%
2004    11.82%
2005    -2.99%
2006     7.23%
2007    10.44%
2008   -45.34%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 31.76%              (quarter ended 6/30/2002) -31.67%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year      (9/1/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                      -47.55%          -6.33%
Return After Taxes on Distributions                      -47.94%          -6.52%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -30.94%          -5.39%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years     (4/19/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -45.88%        -6.83%         -10.22%
Return After Taxes on Distributions                      -46.30%        -6.99%         -10.32%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -29.85%        -5.76%          -8.18%
S&P 500 Index(1)                                         -37.00%        -2.19%          -2.39%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 37


LEISURE FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 6.37%.


                              (PERFORMANCE GRAPH)

2002   -16.10%
2003    33.28%
2004    21.92%
2005    -6.20%
2006    20.16%
2007    -1.92%
2008   -49.76%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 18.17%              (quarter ended 12/31/2008) -29.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     Since Inception
A-CLASS SHARES                                         Past 1 Year      (9/1/2004)
--------------                                         -----------   ---------------
Return Before Taxes                                      -51.78%          -9.06%
Return After Taxes on Distributions                      -51.78%          -9.06%
Return After Taxes on Distributions and Sale of Fund
    Shares                                               -33.65%          -7.50%
S&P 500 Index(1)                                         -37.00%          -2.66%

                                                                                    Since Inception
C-CLASS SHARES                                         Past 1 Year   Past 5 Years      (5/3/2001)
--------------                                         -----------   ------------   ---------------
Return Before Taxes                                      -50.26%        -7.50%           -6.99%
Return After Taxes on Distributions                      -50.26%        -7.50%           -6.99%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -32.67%        -6.22%           -5.70%
S&P 500 Index(1)                                         -37.00%        -2.19%           -2.36%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

PRECIOUS METALS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 17.21%.


                              (PERFORMANCE GRAPH)

2002    46.88%
2003    40.81%
2004   -14.94%
2005    20.34%
2006    20.35%
2007    18.67%
2008   -38.29%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.19%               (quarter ended 9/30/2008) -34.02%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                     -40.75%        1.38%
Return After Taxes on Distributions     -40.75%        1.38%
Return After Taxes on Distributions
   and Sale of Fund Shares              -26.49%        1.18%
S&P 500 Index(1)                        -37.00%       -2.66%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (4/27/2001)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -38.91%        -2.04%          8.94%
Return After Taxes on Distributions     -38.91%        -2.04%          8.90%
Return After Taxes on Distributions
   and Sale of Fund Shares              -25.29%        -1.72%          7.85%
S&P 500 Index(1)                        -37.00%        -2.19%         -2.40%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 39


RETAILING FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 15.22%.


                              (PERFORMANCE GRAPH)

2002   -24.54%
2003    32.64%
2004     8.33%
2005     3.76%
2006     8.31%
2007   -13.53%
2008   -34.18%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 19.59%              (quarter ended 12/31/2008) -24.27%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                      Since
                                                    Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                      -36.85%      -7.49%
Return After Taxes on Distributions      -36.85%      -7.49%
Return After Taxes on Distributions
   and Sale of Fund Shares               -23.96%      -6.23%
S&P 500 Index(1)                         -37.00%      -2.66%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (5/9/2001)
--------------                        -----------   ------------   ----------
Return Before Taxes                     -34.84%        -7.08%          -4.53%
Return After Taxes on Distributions     -34.84%        -7.08%          -4.53%
Return After Taxes on Distributions
   and Sale of Fund Shares              -22.65%        -5.87%          -3.76%
S&P 500 Index(1)                        -37.00%        -2.19%          -2.44%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

TECHNOLOGY FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 21.11%.


                              (PERFORMANCE GRAPH)

2002   -40.77%
2003    55.57%
2004    -0.73%
2005     1.56%
2006     5.41%
2007    10.95%
2008   -45.95%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.57%               (quarter ended 6/30/2002) -27.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                    Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                     -48.17%       -6.68%
Return After Taxes on Distributions     -48.17%       -6.70%
Return After Taxes on Distributions
   and Sale of Fund Shares              -31.31%       -5.58%
S&P 500 Index(1)                        -37.00%       -2.66%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (4/18/2001)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -46.49%        -8.62%         -9.23%
Return After Taxes on Distributions     -46.49%        -8.63%         -9.24%
Return After Taxes on Distributions
   and Sale of Fund Shares              -30.22%        -7.11%         -7.40%
S&P 500 Index(1)                        -37.00%        -2.19%         -2.23%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                 PROSPECTUS 41


TELECOMMUNICATIONS FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 13.55%.


                              (PERFORMANCE GRAPH)


2002   -43.79%
2003    31.08%
2004    12.15%
2005    -1.36%
2006    17.87%
2007     8.31%
2008   -45.68%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 35.77%              (quarter ended 6/30/2002) -29.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                     -47.83%       -5.86%
Return After Taxes on Distributions     -48.46%       -6.37%
Return After Taxes on Distributions
   and Sale of Fund Shares              -31.12%       -5.16%
S&P 500 Index(1)                        -37.00%       -2.66%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (4/18/2001)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -46.21%       -5.16%         -11.29%
Return After Taxes on Distributions     -46.88%       -5.62%         -11.61%
Return After Taxes on Distributions
   and Sale of Fund  Shares             -30.07%       -4.54%          -9.03%
S&P 500 Index(1)                        -37.00%       -2.19%          -2.23%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

TRANSPORTATION FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -11.90%.


                              (PERFORMANCE GRAPH)

2002   -13.68%
2003    17.55%
2004    20.56%
2005     6.77%
2006     6.30%
2007    -9.70%
2008   -25.88%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2004) 17.46%             (quarter ended 12/31/2008) -19.11%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                     -28.87%       -2.13%
Return After Taxes on Distributions     -28.87%       -2.13%
Return After Taxes on Distributions
  and Sale of Fund Shares               -18.77%       -1.80%
S&P 500 Index(1)                        -37.00%       -2.66%

                                                                      Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (5/14/2001)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -26.62%        -1.74%         -1.59%
Return After Taxes on Distributions     -26.62%        -1.74%         -1.59%
Return After Taxes on Distributions
  and Sale of Fund Shares               -17.30%        -1.47%         -1.34%
S&P 500 Index(1)                        -37.00%        -2.19%         -2.38%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                  PROSPECTUS 43


UTILITIES FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -1.18%.


                              (PERFORMANCE GRAPH)

2002   -33.32%
2003    24.15%
2004    15.49%
2005     9.11%
2006    19.13%
2007    12.08%
2008   -28.82%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.09%               (quarter ended 9/30/2002) -23.39%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                       Since
                                                     Inception
A-CLASS SHARES                        Past 1 Year   (9/1/2004)
--------------                        -----------   ----------
Return Before Taxes                     -31.65%        2.57%
Return After Taxes on Distributions     -31.80%        1.96%
Return After Taxes on Distributions
   and Sale of Fund Shares              -20.58%        1.87%
S&P 500 Index(1)                        -37.00%       -2.66%

                                                                       Since
                                                                    Inception
C-CLASS SHARES                        Past 1 Year   Past 5 Years   (4/27/2001)
--------------                        -----------   ------------   -----------
Return Before Taxes                     -29.53%           3.67%          -4.56%
Return After Taxes on Distributions     -29.69%           3.11%          -5.55%
Return After Taxes on Distributions
   and Sale of Fund Shares              -19.20%           2.86%          -4.33%
S&P 500 Index(1)                        -37.00%          -2.19%          -2.40%

(1) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

U.S. GOVERNMENT MONEY MARKET FUND


THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 0.00%.


                               (PERFORMANCE GRAPH)

2001   2.31%
2002   0.11%
2003   0.01%
2004   0.03%
2005   1.31%
2006   3.05%
2007   3.18%
2008   0.64%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                       Since
                                     Inception
A-CLASS SHARES        Past 1 Year   (3/31/2004)
--------------        -----------   ----------
Return Before Taxes      1.40%           2.41%

                                                       Since
                                                    Inception
C-CLASS SHARES        Past 1 Year   Past 5 Years   (10/19/2000)
--------------        -----------   ------------   ------------
Return Before Taxes      -0.36%         1.64%          1.41%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

                                 PROSPECTUS 45


THIS PAGE INTENTIONALLY LEFT BLANK.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                             BANKING        BASIC MATERIALS
                                                                       -----------------   -----------------
                                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                                       -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of
   initial purchase price)(2)                                          4.75%      None     4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage of initial
   purchase price or current market value, whichever is less)(3)       None(4)    1.00%    None(4)    1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        0.85%      0.85%    0.85%      0.85%
Distribution and/or Shareholder Service (12b-1) Fees                   0.25%      1.00%    0.25%      1.00%
Other Expenses                                                         0.52%      0.55%    0.53%      0.53%
                                                                       ----       ----     ----       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.62%      2.40%    1.63%      2.38%
                                                                       ====       ====     ====       ====

                                                                          HEALTH CARE          INTERNET
                                                                       -----------------   -----------------
                                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                                       -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of
   initial purchase price)(2)                                          4.75%       None    4.75%      None
Maximum Deferred Sales Charge (Load) (as a percentage of initial
   purchase price or current market value, whichever is less)(3)       None(4)     1.00%   None(4)    1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        0.85%       0.85%    0.85%    0.85%
Distribution and/or Shareholder Service (12b-1) Fees                   0.25%       1.00%    0.25%    1.00%
Other Expenses                                                         0.53%       0.53%    0.52%    0.53%
                                                                       ----        ----     ----     ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.63%       2.38%    1.62%    2.38%
                                                                       ====        ====     ====     ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                  PROSPECTUS 47



                                                                                                        FINANCIAL
  BIOTECHNOLOGY     CONSUMER PRODUCTS      ELECTRONICS            ENERGY         ENERGY SERVICES        SERVICES
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------



4.75%      None      4.75%     None     4.75%      None     4.75%      None     4.75%      None     4.75%      None

None(4)    1.00%     None(4)   1.00%    None(4)    1.00%    None(4)    1.00%    None(4)    1.00%    None(4)    1.00%

0.85%      0.85%     0.85%     0.85%    0.85%      0.85%    0.85%      0.85%    0.85%      0.85%    0.85%      0.85%
0.25%      1.00%     0.25%     1.00%    0.25%      1.00%    0.25%      1.00%    0.25%      1.00%    0.25%      1.00%
0.54%      0.54%     0.53%     0.53%    0.50%      0.57%    0.53%      0.53%    0.53%      0.53%    0.52%      0.53%
----       ----      ----      ----     ----       ----     ----       ----     ----       ----     ----       ----
1.64%      2.39%     1.63%     2.38%    1.60%      2.42%    1.63%      2.38%    1.63%      2.38%    1.62%      2.38%
====       ====      ====      ====     ====       ====     ====       ====     ====       ====     ====       ====

     LEISURE         PRECIOUS METALS        RETAILING           TECHNOLOGY      TELECOMMUNICATIONS     TRANSPORTATION
-----------------   -----------------   -----------------   -----------------   ------------------   -----------------
A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS    A-CLASS   C-CLASS   A-CLASS   C-CLASS
-------   -------   -------   -------   -------   -------   -------   -------    -------   -------   -------   -------



4.75%       None    4.75%      None     4.75%      None     4.75%      None      4.75%     None     4.75%      None

None(4)    1.00%    None(4)    1.00%    None(4)    1.00%    None(4)    1.00%     None(4)   1.00%    None(4)    1.00%

0.85%      0.85%    0.75%      0.75%    0.85%      0.85%    0.85%      0.85%     0.85%     0.85%    0.85%      0.85%
0.25%      1.00%    0.25%      1.00%    0.25%      1.00%    0.25%      1.00%     0.25%     1.00%    0.25%      1.00%
0.53%      0.53%    0.53%      0.52%    0.53%      0.53%    0.53%      0.53%     0.53%     0.57%    0.57%      0.55%
----       ----     ----       ----     ----       ----     ----       ----      ----      ----     ----       ----
1.63%      2.38%    1.53%      2.27%    1.63%      2.38%    1.63%      2.38%     1.63%     2.42%    1.67%      2.40%
====       ====     ====       ====     ====       ====     ====       ====      ====      ====     ====       ====

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.


                                                                                            U.S. GOVERNMENT
                                                                            UTILITIES         MONEY MARKET
                                                                       -----------------   -----------------
                                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                                       -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of
   initial purchase price)(2)                                          4.75%      None     None      None
Maximum Deferred Sales Charge (Load) (as a percentage of initial
   purchase price or current market value, whichever is less)(3)       None(4)    1.00%    None      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        0.85%      0.85%    0.50%     0.50%
Distribution And/Or Shareholder Service (12b-1) Fees                   0.25%      1.00%    0.25%     1.00%
Other Expenses                                                         0.54%      0.54%    0.45%     0.45%
                                                                       ----       ----     ----      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.64%      2.39%    1.20%(5)  1.95%(5)
                                                                       ====       ====     ====      ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5) GIVEN THE CURRENT LOW "GROSS" YIELD (BEFORE EXPENSES) ENVIRONMENT FOR SHORT-TERM MONEY MARKET SECURITIES, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME. THE NEW VOLUNTARY FEE WAIVER ALSO MAY REDUCE THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO A LEVEL BELOW THE LEVEL SHOWN IN THE ABOVE TABLE. FOR THE FISCAL YEAR ENDED 3/31/2009, THE WAIVER EQUALED 0.11% FOR A-CLASS SHARES AND 0.25% OF C-CLASS SHARES. THE EXPENSE RATIO NET OF THE FEES WAIVED EQUALED 1.09% FOR THE A-CLASS SHARES AND 1.70% FOR C-CLASS SHARES.

                                  PROSPECTUS 49

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
BANKING - A-CLASS SHARES                                       $632      $962     $1,314    $2,306
BANKING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $343      $748     $1,280    $2,736
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $243      $748     $1,280    $2,736
BASIC MATERIALS - A-CLASS SHARES                               $633      $965     $1,319    $2,316
BASIC MATERIALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
BIOTECHNOLOGY - A-CLASS SHARES                                 $634      $968     $1,324    $2,326
BIOTECHNOLOGY FUND - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $342      $745     $1,275    $2,726
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $242      $745     $1,275    $2,726
CONSUMER PRODUCTS - A-CLASS SHARES                             $633      $965     $1,319    $2,316
CONSUMER PRODUCTS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
ELECTRONICS - A-CLASS SHARES                                   $630      $956     $1,304    $2,285
ELECTRONICS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $345      $755     $1,291    $2,756
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $245      $755     $1,291    $2,756
ENERGY - A-CLASS SHARES                                        $633      $965     $1,319    $2,316
ENERGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
ENERGY SERVICES - A-CLASS SHARES                               $633      $965     $1,319    $2,316
ENERGY SERVICES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
FINANCIAL SERVICES - A-CLASS SHARES                            $632      $962     $1,314    $2,306
FINANCIAL SERVICES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
HEALTH CARE - A-CLASS SHARES                                   $633      $965     $1,319    $2,316
HEALTH CARE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716


FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
INTERNET - A-CLASS SHARES                                      $632      $962     $1,314    $2,306
INTERNET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
LEISURE - A-CLASS SHARES                                       $633      $965     $1,319    $2,316
LEISURE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
PRECIOUS METALS - A-CLASS SHARES                               $623      $935     $1,270    $2,212
PRECIOUS METALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $330      $709     $1,215    $2,605
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $230      $709     $1,215    $2,605
RETAILING - A-CLASS SHARES                                     $633      $965     $1,319    $2,316
RETAILING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
TECHNOLOGY - A-CLASS SHARES                                    $633      $965     $1,319    $2,316
TECHNOLOGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $341      $742     $1,270    $2,716
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $241      $742     $1,270    $2,716
TELECOMMUNICATIONS - A-CLASS SHARES                            $633      $965     $1,319    $2,316
TELECOMMUNICATIONS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $345      $755     $1,291    $2,756
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $245      $755     $1,291    $2,756
TRANSPORTATION - A-CLASS SHARES                                $637      $976     $1,339    $2,357
TRANSPORTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $343      $748     $1,280    $2,736
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $243      $748     $1,280    $2,736
UTILITIES - A-CLASS SHARES                                     $634      $968     $1,324    $2,326
UTILITIES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $342      $745     $1,275    $2,726
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $242      $745     $1,275    $2,726
U.S. GOVERNMENT MONEY MARKET - A-CLASS                         $122      $381     $  660    $1,455
U.S. GOVERNMENT MONEY MARKET - C-CLASS
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $298      $612     $1,052    $2,275
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $198      $612     $1,052    $2,275

                                  PROSPECTUS 51


MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.


The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

     If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS


     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:


          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Single direct purchases of C-Class Shares of a Fund in an amount of $1million or more will be placed into A-Class Shares of that Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                  PROSPECTUS 53


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                     FUND                   AFTERNOON CUT-OFF TIME
------                      ----------------------------------   ------------------------
By Mail                     All Funds                            Market Close

                            Sector Funds                         3:30  P.M., Eastern Time
By Phone                    U.S. Government Money Market Fund*   1:00  P.M., Eastern Time


                            Sector Funds                         3:45  P.M., Eastern Time
By Internet                 U.S. Government Money Market Fund*   1:00  P.M., Eastern Time

By Financial Intermediary   Sector Funds and U.S. Government     Market Close**
                            Money Market Fund

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

     Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders


     The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
     - www.rydex-sgi.com.

     In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

     More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE   NET AMOUNT INVESTED
-------------------                 -----------------   --------------------
Less than $100,000                        4.75%                4.99%
$100,000  but less than $250,000          3.75%                3.90%
$250,000  but less than $500,000          2.75%                2.83%
$500,000  but less than $1,000,000        1.60%                1.63%
$1,000,000 or greater                       *                    *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.


In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydex-sgi.com, from the statement of additional information or from your financial adviser.

                                  PROSPECTUS 55


SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, TO VERIFY THAT YOUR PURCHASE qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     -    Purchases of A-Class Shares of the U.S. Government Money Market Fund.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or


     -    required minimum distributions


The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

                                 PROSPECTUS 57


BUYING FUND SHARES


The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.


PURCHASE PROCEDURES


The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


                                          INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                           --------------------------------------------   ----------------------------------------------
                           Complete the account application that          Complete the Rydex investment slip included
                           corresponds to the type of account you are     with your quarterly statement or send written
BY MAIL                    opening.                                       purchase instructions that include:


IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
ADDITIONAL PAPERWORK.          YOU WANT TO PURCHASE.
                                                                          -    YOUR SHAREHOLDER ACCOUNT NUMBER

                           -   MAKE SURE YOUR INVESTMENT MEETS THE        -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.
                               ACCOUNT MINIMUM.

                                                   Make your check payable to RYDEX INVESTMENTS.
                                        Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

CALL RYDEX                           Include the name of the Rydex Fund(s) you want to purchase on your check.
CLIENT SERVICES               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
TO REQUEST A RETIREMENT                          CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.
ACCOUNT INVESTOR
APPLICATION KIT.                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check To:

                           Standard Delivery                              Overnight Delivery
                           Rydex Investments                              Rydex Investments
                           Attn: Ops. Dept.                               Attn: Ops. Dept.
                           P.O. Box 758567                                200 SW 6th Street
                           Topeka, KS 66675-8567                          Topeka, KS 66603-3704

                                         INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           --------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call    Be sure to designate in your wire instructions
                           Rydex to obtain your account number.           the Rydex Fund(s) you want to purchase.


                           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                               YOU WANT TO PURCHASE.

                           -   MAKE SURE YOUR INVESTMENT MEETS THE
                               ACCOUNT MINIMUM.

BY WIRE                    To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
RYDEX CLIENT SERVICES      MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
PHONE NUMBER:              TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888
OR                         -   Account Number
301.296.5406
                           -   Fund Name

                           -   Amount of Wire

                           -   Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                                          BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                           IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                                                 CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                           INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                           --------------------------------------------   ----------------------------------------------
                           Submit new account paperwork, and then call    SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure   MINIMUM OF $20. To make a subsequent purchase
                           to complete the "Electronic Investing via      send written purchase instructions that
                           ("ACH")" section. Then, fax it to Rydex.       include:
                           (ONLY Individual, Joint and UGMA/UTMA
BY ACH (FAX)               accounts may be opened by fax).                -   YOUR NAME
RYDEX FAX NUMBER:
301.296.5103                                                              -   YOUR SHAREHOLDER ACCOUNT NUMBER
                           -   MAKE SURE TO INCLUDE A LETTER
                               OF INSTRUCTION REQUESTING THAT WE          -   THE RYDEX FUND(S) YOU WANT TO PURCHASE
                               PROCESS YOUR PURCHASE BY ACH.
                                                                          -   ACH BANK INFORMATION (IF NOT ON RECORD)
                           -   MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                               YOU WANT TO PURCHASE.

                           -   MAKE SURE YOUR INVESTMENT MEETS THE
                               ACCOUNT MINIMUM.

BY ACH                                    Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

                                 PROSPECTUS 59


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer


IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.


SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                  STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------------------    -----------------------------------
                   Rydex Investments                 Rydex Investments
MAIL                Attn: Ops. Dept.                 Attn: Ops. Dept.
                    P.O. Box 758567                  200 SW 6th Street
                 Topeka, KS 66675-8567             Topeka, KS 66603-3704

FAX         301.296.5103

            If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES


     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES


Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

                                  PROSPECTUS 61


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:



                  STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------------------    -----------------------------------
                   Rydex Investments                 Rydex Investments
MAIL                Attn: Ops. Dept.                 Attn: Ops. Dept.
                    P.O. Box 758567                  200 SW 6th Street
                 Topeka, KS 66675-8567             Topeka, KS 66603-3704

FAX         301.296.5101

            If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                 PROSPECTUS 63


eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the

Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

                                 PROSPECTUS 65


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.


     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.


The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of each Fund, as set forth below:


FUND                               ADVISORY FEE
----                               ------------
BANKING ........................      0.85%
BASIC MATERIALS ................      0.85%
BIOTECHNOLOGY ..................      0.85%
CONSUMER PRODUCTS ..............      0.85%
ELECTRONICS ....................      0.85%
ENERGY .........................      0.85%
ENERGY SERVICES ................      0.85%
FINANCIAL SERVICES .............      0.85%
HEALTH CARE ....................      0.85%
INTERNET .......................      0.85%
LEISURE ........................      0.85%
PRECIOUS METALS ................      0.75%
RETAILING ......................      0.85%
TECHNOLOGY .....................      0.85%
TELECOMMUNICATIONS .............      0.85%
TRANSPORTATION .................      0.85%
UTILITIES ......................      0.85%
U.S. GOVERNMENT MONEY MARKET* ..      0.50%


* FOR THE U.S. GOVERNMENT MONEY MARKET FUND, RYDEX INVESTMENTS HAS ELECTED TO WAIVE ALL OR A PORTION OF ITS FEES DUE FROM THE FUND TO PREVENT THE FUND'S YIELD FROM DECREASING BELOW ZERO. THIS FEE WAIVER, WHICH IS VOLUNTARY, MAY BE DISCONTINUED BY RYDEX INVESTMENTS AT ANY TIME.


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

                                 PROSPECTUS 67


PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R)Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R)1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the financial statements and related notes, appear in the Funds' 2009 Annual Reports. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Reports are incorporated by reference in the SAI.

                                 PROSPECTUS 69


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.


                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------           --------- ---------- ----------- ---------- ------------- -------------
BANKING FUND A-CLASS
  MARCH 31, 2009+++   $ 71.50    $1.30      $(40.83)   $(39.53)     $(1.30)         $--
  March 31, 2008+++    104.70     2.00       (34.20)    (32.20)      (1.00)          --
  March 31, 2007+++    103.40     1.70          .40       2.10        (.80)          --
  March 31, 2006+++     97.20     1.40         6.40       7.80       (1.60)          --
  March 31, 2005*+++   100.60      .60        (1.40)      (.80)      (2.60)          --
BANKING FUND C-CLASS
  MARCH 31, 2009+++     69.50      .90       (39.20)    (38.30)      (1.30)          --
  March 31, 2008+++    102.70     1.60       (33.80)    (32.30)      (1.00)          --
  March 31, 2007+++    102.00      .70          .80       1.50        (.80)          --
  March 31, 2006+++     96.60      .60         6.40       7.00       (1.60)          --
  March 31, 2005+++     98.70      .40          .10        .50       (2.60)          --
BASIC MATERIALS FUND A-CLASS
  MARCH 31, 2009        48.80      .12       (22.02)    (21.90)       (.49)          --
  March 31, 2008        40.92      .03         7.94       7.97        (.09)          --
  March 31, 2007        34.19      .33         6.70       7.03        (.30)          --
  March 31, 2006        29.84      .29         4.25       4.54        (.19)          --
  March 31, 2005*       25.80      .07         3.97       4.04          --           --
BASIC MATERIALS FUND C-CLASS
  MARCH 31, 2009        47.02     (.18)      (21.11)    (21.29)       (.49)          --
  March 31, 2008        39.76     (.28)        7.63       7.35        (.09)          --
  March 31, 2007        33.48      .04         6.54       6.58        (.30)          --
  March 31, 2006        29.44      .03         4.20       4.23        (.19)          --
  March 31, 2005        24.68     (.12)        4.88       4.76          --           --
BIOTECHNOLOGY FUND A-CLASS
  MARCH 31, 2009        20.54     (.24)       (1.85)     (2.09)         --           --
  March 31, 2008        20.30     (.27)         .51        .24          --           --
  March 31, 2007        22.50     (.31)       (1.89)     (2.20)         --           --
  March 31, 2006        16.93     (.33)        5.90       5.57          --           --
  March 31, 2005*       17.89     (.16)        (.80)      (.96)         --           --
BIOTECHNOLOGY FUND C-CLASS
  MARCH 31, 2009        20.03     (.38)       (1.78)     (2.16)         --           --
  March 31, 2008        19.95     (.42)         .50        .08          --           --
  March 31, 2007        22.27     (.46)       (1.86)     (2.32)         --           --
  March 31, 2006        16.87     (.47)        5.87       5.40          --           --
  March 31, 2005        19.92     (.42)       (2.63)     (3.05)         --           --



                                                              RATIOS TO
                                                         AVERAGE NET ASSETS:              NET
                                                         -------------------            ASSETS,
                                    NET ASSET                         NET               END OF
                                      VALUE,     TOTAL            INVESTMENT PORTFOLIO  PERIOD
                          TOTAL       END OF  INVESTMENT   TOTAL    INCOME    TURNOVER  (000'S
YEAR ENDED            DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES   (LOSS)      RATE   OMITTED)
----------            ------------- --------- ---------- -------- ---------- --------- --------
BANKING FUND A-CLASS
  MARCH 31, 2009+++       $(1.30)    $ 30.67   (55.77)%   1.62%     2.71%      1,055%   $   851
  March 31, 2008+++        (1.00)      71.50   (30.90)%   1.55%     2.33%      1,417%       547
  March 31, 2007+++         (.80)     104.70     1.96%    1.62%     1.54%        954%       187
  March 31, 2006+++        (1.60)     103.40     8.07%    1.62%     1.40%      1,834%        97
  March 31, 2005*+++       (2.60)      97.20    (0.95)%   1.57%**   1.03%**    1,692%        15
BANKING FUND C-CLASS
  MARCH 31, 2009+++        (1.30)      29.90   (55.64)%   2.40%     1.82%      1,055%     2,114
  March 31, 2008+++        (1.00)      69.50   (31.51)%   2.35%     1.89%      1,417%     3,408
  March 31, 2007+++         (.80)     102.70     1.40%    2.37%     0.63%        954%     3,180
  March 31, 2006+++        (1.60)     102.00     7.29%    2.35%     0.59%      1,834%       673
  March 31, 2005+++        (2.60)      96.60     0.35%    2.34%     0.43%      1,692%       867
BASIC MATERIALS FUND A-CLASS
  MARCH 31, 2009            (.49)      26.41   (44.71)%   1.63%     0.30%        288%     3,986
  March 31, 2008            (.09)      48.80    19.47%    1.62%     0.07%        225%     6,985
  March 31, 2007            (.30)      40.92    20.65%    1.62%     0.92%        442%     2,076
  March 31, 2006            (.19)      34.19    15.29%    1.63%     0.97%        826%       659
  March 31, 2005*             --       29.84    15.66%    1.55%**   0.44%**      891%       210
BASIC MATERIALS FUND C-CLASS
  MARCH 31, 2009            (.49)      25.24   (45.11)%   2.38%    (0.46)%       288%     4,024
  March 31, 2008            (.09)      47.02    18.48%    2.37%    (0.63)%       225%    12,725
  March 31, 2007            (.30)      39.76    19.74%    2.37%     0.11%        442%     7,017
  March 31, 2006            (.19)      33.48    14.44%    2.36%     0.11%        826%     6,041
  March 31, 2005              --       29.44    19.29%    2.32%    (0.43)%       891%     7,421
BIOTECHNOLOGY FUND A-CLASS
  MARCH 31, 2009              --       18.45   (10.18)%   1.64%    (1.17)%       370%     4,346
  March 31, 2008              --       20.54     1.18%    1.62%    (1.26)%       193%     2,321
  March 31, 2007              --       20.30    (9.78)%   1.62%    (1.50)%       269%       849
  March 31, 2006              --       22.50    32.90%    1.63%    (1.52)%       338%     5,087
  March 31, 2005*             --       16.93    (5.37)%   1.53%**  (1.47)%**     585%        74
BIOTECHNOLOGY FUND C-CLASS
  MARCH 31, 2009              --       17.87   (10.78)%   2.39%    (1.89)%       370%     4,028
  March 31, 2008              --       20.03     0.40%    2.38%    (1.99)%       193%     3,671
  March 31, 2007              --       19.95   (10.42)%   2.36%    (2.23)%       269%     2,678
  March 31, 2006              --       22.27    32.01%    2.36%    (2.27)%       338%     7,786
  March 31, 2005              --       16.87   (15.31)%   2.33%    (2.23)%       585%     2,625

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------           --------- ---------- ----------- ---------- ------------- -------------
CONSUMER PRODUCTS FUND A-CLASS
  MARCH 31, 2009       $35.09    $ .42      $ (9.93)   $ (9.51)      $(.21)        $  --
  March 31, 2008        34.90      .50          .05        .55        (.36)           --
  March 31, 2007        30.07      .42         4.47       4.89        (.06)           --
  March 31, 2006        29.69      .18          .62        .80        (.42)           --
  March 31, 2005*       27.42      .06         2.22       2.28        (.01)           --
CONSUMER PRODUCTS FUND C-CLASS
  MARCH 31, 2009        33.95      .19        (9.57)     (9.38)       (.21)           --
  March 31, 2008        34.04      .17          .10        .27        (.36)           --
  March 31, 2007        29.55      .20         4.35       4.55        (.06)           --
  March 31, 2006        29.53     (.03)         .47        .44        (.42)           --
  March 31, 2005        27.92     (.13)        1.75       1.62        (.01)           --
ELECTRONICS FUND A-CLASS
  MARCH 31, 2009+++     48.25     (.10)      (16.84)    (16.94)         --            --
  March 31, 2008+++     59.95     (.55)      (11.15)    (11.70)         --            --
  March 31, 2007+++     65.15     (.55)       (4.65)     (5.20)         --            --
  March 31, 2006+++     49.80     (.70)       16.05      15.35          --            --
  March 31, 2005*+++    46.10     (.35)        4.05       3.70          --            --
ELECTRONICS FUND C-CLASS
  MARCH 31, 2009+++     46.90     (.30)      (16.32)    (16.62)         --            --
  March 31, 2008+++     58.65     (.75)      (11.00)    (11.75)         --            --
  March 31, 2007+++     64.30     1.00)       (4.65)     (5.65)         --            --
  March 31, 2006+++     49.50     1.05)       15.85      14.80          --            --
  March 31, 2005+++     65.00     1.00)      (14.50)    (15.50)         --            --
ENERGY FUND A-CLASS
  MARCH 31, 2009        26.30      .02       (12.15)    (12.13)         --          (.73)
  March 31, 2008        22.44     (.08)        4.67       4.59          --          (.73)
  March 31, 2007        21.04     (.06)        1.87       1.81          --          (.41)
  March 31, 2006        16.68     (.05)        4.89       4.84        (.03)         (.45)
  March 31, 2005*       12.79      .02         3.88       3.90        (.01)           --
ENERGY FUND C-CLASS
  MARCH 31, 2009        25.37     (.14)      (11.66)    (11.80)         --          (.73)
  March 31, 2008        21.81     (.27)        4.56       4.29          --          (.73)
  March 31, 2007        20.62     (.21)        1.81       1.60          --          (.41)
  March 31, 2006        16.47     (.16)        4.79       4.63        (.03)         (.45)
  March 31, 2005        11.60     (.08)        4.96       4.88        (.01)           --



                                                                   RATIOS TO
                                                              AVERAGE NET ASSETS:                  NET
                                                         ----------------------------            ASSETS,
                                    NET ASSET                                  NET               END OF
                                      VALUE,     TOTAL                     INVESTMENT PORTFOLIO  PERIOD
                          TOTAL       END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER  (000'S
YEAR ENDED            DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE   OMITTED)
----------            ------------- --------- ---------- -------- -------- ---------- --------- --------
CONSUMER PRODUCTS FUND A-CLASS
  MARCH 31, 2009          $(.21)      $25.37   (27.14)%   1.63%    1.63%     1.41%        445%   $ 2,898
  March 31, 2008           (.36)       35.09     1.50%    1.63%    1.63%     1.38%        449%     1,682
  March 31, 2007           (.06)       34.90    16.27%    1.61%    1.61%     1.30%        455%     3,935
  March 31, 2006           (.42)       30.07     2.71%    1.60%    1.60%     0.62%        813%     1,475
  March 31, 2005*          (.01)       29.69     8.33%    1.56%**  1.56%**   0.42%**      907%       463
CONSUMER PRODUCTS FUND C-CLASS
  MARCH 31, 2009           (.21)       24.36   (27.67)%   2.38%    2.38%     0.65%        445%     3,067
  March 31, 2008           (.36)       33.95     0.71%    2.37%    2.37%     0.49%        449%     3,903
  March 31, 2007           (.06)       34.04    15.41%    2.36%    2.36%     0.62%        455%     5,472
  March 31, 2006           (.42)       29.55     1.50%    2.33%    2.33%    (0.11)%       813%     1,340
  March 31, 2005           (.01)       29.53     5.82%    2.31%    2.31%    (0.44)%       907%     8,048
ELECTRONICS FUND A-CLASS
  MARCH 31, 2009+++          --        31.31   (35.13)%   1.60%    1.60%    (0.26)%       408%        42
  March 31, 2008+++          --        48.25   (19.52)%   1.62%    1.62%    (0.90)%       784%        85
  March 31, 2007+++          --        59.95    (7.98)%   1.63%    1.63%    (0.94)%       759%       130
  March 31, 2006+++          --        65.15    30.82%    1.64%    1.64%    (1.18)%       911%     1,253
  March 31, 2005*+++         --        49.80     8.03%    1.59%**  1.59%**  (1.21)%**   1,106%         1
ELECTRONICS FUND C-CLASS
  MARCH 31, 2009+++          --        30.28   (35.39)%   2.42%    2.42%    (0.74)%       408%       460
  March 31, 2008+++          --        46.90   (20.03)%   2.38%    2.38%    (1.26)%       784%       962
  March 31, 2007+++          --        58.65    (8.79)%   2.36%    2.36%    (1.72)%       759%     2,876
  March 31, 2006+++          --        64.30    29.90%    2.36%    2.36%    (1.91)%       911%     5,015
  March 31, 2005+++          --        49.50   (23.85)%   2.33%    2.33%    (1.86)%     1,106%     2,119
ENERGY FUND A-CLASS
  MARCH 31, 2009           (.73)       13.44   (46.15)%   1.63%    1.63%     0.10%        310%     4,845
  March 31, 2008           (.73)       26.30    20.54%    1.61%    1.61%    (0.31)%       188%     6,378
  March 31, 2007           (.41)       22.44     8.62%    1.61%    1.61%    (0.29)%       283%     3,307
  March 31, 2006           (.48)       21.04    29.18%    1.61%    1.60%    (0.25)%       415%     3,210
  March 31, 2005*          (.01)       16.68    30.46%    1.45%**  1.45%**   0.19%**      546%       744
ENERGY FUND C-CLASS
  MARCH 31, 2009           (.73)       12.84   (46.55)%   2.38%    2.38%    (0.65)%       310%     9,865
  March 31, 2008           (.73)       25.37    19.74%    2.36%    2.36%    (1.07)%       188%    20,989
  March 31, 2007           (.41)       21.81     7.77%    2.36%    2.36%    (1.00)%       283%    18,624
  March 31, 2006           (.48)       20.62    28.27%    2.35     2.35%    (0.88)%       415%    23,734
  March 31, 2005           (.01)       16.47    42.03%    2.33%    2.33%    (0.61)%       546%    17,993

                                 PROSPECTUS 71

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------           --------- ---------- ----------- ---------- ------------- -------------
ENERGY SERVICES FUND A-CLASS
  MARCH 31, 2009      $ 55.99    $(.31)     $(31.55)   $(31.86)     $   --          $--
  March 31, 2008        45.90     (.55)       10.64      10.09          --           --
  March 31, 2007        43.67     (.41)        2.64       2.23          --           --
  March 31, 2006        29.25     (.39)       14.81      14.42          --           --
  March 31, 2005*       23.18     (.18)        6.25       6.07          --           --
ENERGY SERVICES FUND C-CLASS
  MARCH 31, 2009        54.22     (.64)      (30.39)    (31.03)         --           --
  March 31, 2008        44.79     (.93)       10.36       9.43          --           --
  March 31, 2007        42.92     (.74)        2.61       1.87          --           --
  March 31, 2006        28.98     (.65)       14.59      13.94          --           --
  March 31, 2005        21.12     (.45)        8.31       7.86          --           --
FINANCIAL SERVICES FUND A-CLASS
  MARCH 31, 2009+++     98.60     1.30       (55.20)    (53.90)      (1.90)          --
  March 31, 2008+++    138.20     1.60       (39.00)    (37.40)      (2.20)          --
  March 31, 2007+++    129.10     1.00         8.74       9.74        (.64)          --
  March 31, 2006+++    111.30     1.40        17.60      19.00       (1.20)          --
  March 31, 2005*+++   107.50      .50         4.10       4.60        (.80)          --
FINANCIAL SERVICES FUND C-CLASS
  MARCH 31, 2009+++     95.10      .80       (52.99)    (52.19)      (1.90)          --
  March 31, 2008+++    134.60      .50       (37.80)    (37.30)      (2.20)          --
  March 31, 2007+++    126.70      .10         8.44       8.54        (.64)          --
  March 31, 2006+++    110.10      .10        17.70      17.80       (1.20)          --
  March 31, 2005+++    108.40     (.10)        2.60       2.50        (.80)          --
HEALTH CARE FUND A-CLASS
  MARCH 31, 2009        13.68      .02        (3.01)     (2.99)         --           --
  March 31, 2008        14.67     (.06)        (.93)      (.99)         --           --
  March 31, 2007        13.98     (.02)         .71        .69          --           --
  March 31, 2006        12.25     (.08)        1.81       1.73          --           --
  March 31, 2005*       11.65     (.05)         .65        .60          --           --
HEALTH CARE FUND C-CLASS
  MARCH 31, 2009        13.28     (.08)       (2.90)     (2.98)         --           --
  March 31, 2008        14.35     (.16)        (.91)     (1.07)         --           --
  March 31, 2007        13.79     (.10)         .66        .56          --           --
  March 31, 2006        12.19     (.18)        1.78       1.60          --           --
  March 31, 2005        12.11     (.16)         .24        .08          --           --



                                                                   RATIOS TO
                                                              AVERAGE NET ASSETS:                  NET
                                                         ----------------------------            ASSETS,
                                    NET ASSET                                  NET               END OF
                                      VALUE,     TOTAL                     INVESTMENT PORTFOLIO  PERIOD
                          TOTAL       END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER  (000'S
YEAR ENDED            DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE   OMITTED)
----------            ------------- --------- ---------- -------- -------- ---------- --------- --------
ENERGY SERVICES FUND A-CLASS
  MARCH 31, 2009          $   --     $ 24.13   (56.90)%   1.63%    1.63%    (0.68)%       207%   $ 4,920
  March 31, 2008              --       55.99    21.98%    1.62%    1.62%    (1.01)%       193%    11,450
  March 31, 2007              --       45.90     5.11%    1.61%    1.61%    (0.97)%       196%     6,151
  March 31, 2006              --       43.67    49.30%    1.63%    1.63%    (1.00)%       324%     6,569
  March 31, 2005*             --       29.25    26.19%    1.53%**  1.53%**  (1.13)%**     501%       313
ENERGY SERVICES FUND C-CLASS
  MARCH 31, 2009              --       23.19   (57.23)%   2.38%    2.38%    (1.41)%       207%     9,196
  March 31, 2008              --       54.22    21.05%    2.37%    2.37%    (1.76)%       193%    29,316
  March 31, 2007              --       44.79     4.36%    2.36%    2.36%    (1.77)%       196%    24,500
  March 31, 2006              --       42.92    48.10%    2.36%    2.36%    (1.82)%       324%    27,542
  March 31, 2005              --       28.98    37.22%    2.31%    2.31%    (1.84)%       501%    11,529
FINANCIAL SERVICES FUND A-CLASS
  MARCH 31, 2009+++        (1.90)      42.80   (54.92)%   1.62%    1.62%     1.97%        755%     2,683
  March 31, 2008+++        (2.20)      98.60   (27.32)%   1.59%    1.59%     1.42%        913%     1,367
  March 31, 2007+++         (.64)     138.20     7.54%    1.61%    1.61%     0.74%        534%     1,107
  March 31, 2006+++        (1.20)     129.10    17.12%    1.65%    1.64%     1.18%        821%     4,295
  March 31, 2005*+++        (.80)     111.30     4.22%    1.55%**  1.55%**   0.70%**    1,005%         5
FINANCIAL SERVICES FUND C-CLASS
  MARCH 31, 2009+++        (1.90)      41.01   (55.16)%   2.38%    2.38%     1.13%        755%     1,407
  March 31, 2008+++        (2.20)      95.10   (27.98)%   2.37%    2.37%     0.45%        913%     2,847
  March 31, 2007+++         (.64)     134.60     6.73%    2.34%    2.34%     0.06%        534%     5,382
  March 31, 2006+++        (1.20)     126.70    16.21%    2.36%    2.34%     0.11%        821%     2,081
  March 31, 2005+++         (.80)     110.10     2.24%    2.33%    2.33%    (0.10)%     1,005%     1,689
HEALTH CARE FUND A-CLASS
  MARCH 31, 2009              --       10.69   (21.86)%   1.63%    1.63%     0.15%        745%       997
  March 31, 2008              --       13.68    (6.75)%   1.61%    1.61%    (0.36)%       444%       730
  March 31, 2007              --       14.67     4.94%    1.60%    1.60%    (0.13)%       545%       818
  March 31, 2006              --       13.98    14.12%    1.62%    1.62%    (0.60)%       568%     2,239
  March 31, 2005*             --       12.25     5.15%    1.56%**  1.56%**  (0.65)%**     610%         1
HEALTH CARE FUND C-CLASS
  MARCH 31, 2009              --       10.30   (22.44)%   2.38%    2.38%    (0.65)%       745%     5,101
  March 31, 2008              --       13.28    (7.46)%   2.37%    2.37%    (1.12)%       444%     5,677
  March 31, 2007              --       14.35     4.06%    2.34%    2.34%    (0.73)%       545%     8,720
  March 31, 2006              --       13.79    13.13%    2.34%    2.34%    (1.39)%       568%     7,114
  March 31, 2005              --       12.19     0.66%    2.33%    2.33%    (1.36)%       610%     4,017

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                      NET
                                                    INCREASE
                                           NET     (DECREASE)
                                         REALIZED    IN NET
                                           AND        ASSET
                  NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                    VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                  BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED        OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------        --------- ---------- ----------- ---------- ------------- -------------
INTERNET FUND A-CLASS
  MARCH 31, 2009    $37.29    $(.33)     $(10.89)   $(11.22)      $(.45)         $--
  March 31, 2008     39.87     (.19)#      (2.24)     (2.43)       (.15)          --
  March 31, 2007     39.07     (.52)        1.32        .80          --           --
  March 31, 2006     31.45     (.50)        8.12       7.62          --           --
  March 31, 2005*    30.65     (.31)        1.11        .80          --           --
INTERNET FUND C-CLASS
  MARCH 31, 2009     36.01     (.59)      (10.41)    (11.00)       (.45)          --
  March 31, 2008     38.79     (.38)#      (2.25)     (2.63)       (.15)          --
  March 31, 2007     38.30     (.78)        1.27        .49          --           --
  March 31, 2006     31.06     (.73)        7.97       7.24          --           --
  March 31, 2005     34.64     (.73)       (2.85)     (3.58)         --           --
LEISURE FUND A-CLASS
  MARCH 31, 2009     30.30     (.04)      (15.59)    (15.63)         --           --
  March 31, 2008     34.32     (.07)       (3.95)     (4.02)         --           --
  March 31, 2007     31.24     (.14)        3.22       3.08          --           --
  March 31, 2006     29.34     (.14)        2.04       1.90          --           --
  March 31, 2005*    24.59     (.08)        4.83       4.75          --           --
LEISURE FUND C-CLASS
  MARCH 31, 2009     29.66     (.18)      (15.22)    (15.40)         --           --
  March 31, 2008     33.86     (.28)       (3.92)     (4.20)         --           --
  March 31, 2007     31.05     (.31)        3.12       2.81          --           --
  March 31, 2006     29.39     (.40)        2.06       1.66          --           --
  March 31, 2005     26.93     (.40)        2.86       2.46          --           --
PRECIOUS METALS FUND A-CLASS
  MARCH 31, 2009     68.96     (.36)      (22.96)    (23.32)         --           --
  March 31, 2008     55.59     (.55)       13.92      13.37          --           --
  March 31, 2007     54.03     (.15)        1.71       1.56          --           --
  March 31, 2006     35.41     (.19)       18.81      18.62          --           --
  March 31, 2005*    37.26     (.01)       (1.84)     (1.85)         --           --
PRECIOUS METALS FUND C-CLASS
  MARCH 31, 2009     65.38     (.68)      (21.78)    (22.46)         --           --
  March 31, 2008     53.12     (.97)       13.23      12.26          --           --
  March 31, 2007     52.02     (.51)        1.61       1.10          --           --
  March 31, 2006     34.37     (.46)       18.11      17.65          --           --
  March 31, 2005     43.16     (.39)       (8.40)     (8.79)         --           --



                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:              NET
                                                     -------------------            ASSETS,
                                NET ASSET                         NET               END OF
                                  VALUE,     TOTAL            INVESTMENT PORTFOLIO  PERIOD
                      TOTAL       END OF  INVESTMENT   TOTAL    INCOME    TURNOVER  (000'S
YEAR ENDED        DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES   (LOSS)      RATE   OMITTED)
----------        ------------- --------- ---------- -------- ---------- --------- --------
INTERNET FUND A-CLASS
  MARCH 31, 2009      $(.45)      $25.62   (29.82)%   1.62%    (1.07)%       550%  $     91
  March 31, 2008       (.15)       37.29    (6.16)%   1.63%    (0.44)%##     870%       116
  March 31, 2007         --        39.87     2.05%    1.61%    (1.37)%       864%       139
  March 31, 2006         --        39.07    24.23%    1.63%    (1.36)%     1,371%       470
  March 31, 2005*        --        31.45     2.61%    1.55%**  (1.46)%**   1,947%         4
INTERNET FUND C-CLASS
  MARCH 31, 2009       (.45)       24.56   (30.28)%   2.38%    (1.95)%       550%       602
  March 31, 2008       (.15)       36.01    (6.84)%   2.37%    (0.89)%##     870%     1,608
  March 31, 2007         --        38.79     1.28%    2.36%    (2.10)%       864%     1,017
  March 31, 2006         --        38.30    23.31%    2.35%    (2.09)%     1,371%     2,273
  March 31, 2005         --        31.06   (10.33)%   2.33%    (2.19)%     1,947%     1,596
LEISURE FUND A-CLASS
  MARCH 31, 2009         --        14.67   (51.58)%   1.63%    (0.16)%     1,529%        25
  March 31, 2008         --        30.30   (11.71)%   1.67%    (0.20)%       646%       206
  March 31, 2007         --        34.32     9.86%    1.60%    (0.41)%       675%     2,198
  March 31, 2006         --        31.24     6.48%    1.60%    (0.49)%       734%        68
  March 31, 2005*        --        29.34    19.32%    1.55%**  (1.02)%**   1,046%        12
LEISURE FUND C-CLASS
  MARCH 31, 2009         --        14.26   (51.92)%   2.38%    (0.78)%     1,529%       123
  March 31, 2008         --        29.66   (12.40)%   2.40%    (0.81)%       646%       430
  March 31, 2007         --        33.86     9.05%    2.36%    (0.96)%       675%     3,091
  March 31, 2006         --        31.05     5.65%    2.32%    (1.40)%       734%       997
  March 31, 2005         --        29.39     9.13%    2.31%    (1.44)%     1,046%     2,502
PRECIOUS METALS FUND A-CLASS
  MARCH 31, 2009         --        45.64   (33.82)%   1.53%    (0.71)%       245%     8,484
  March 31, 2008         --        68.96    24.05%    1.52%    (0.84)%       203%    10,911
  March 31, 2007         --        55.59     2.89%    1.51%    (0.28)%       259%     4,778
  March 31, 2006         --        54.03    52.58%    1.52%    (0.43)%       277%     5,701
  March 31, 2005*        --        35.41    (4.97)%   1.45%**  (0.02)%**     358%       217
PRECIOUS METALS FUND C-CLASS
  MARCH 31, 2009         --        42.92   (34.35)%   2.27%    (1.43)%       245%    20,452
  March 31, 2008         --        65.38    23.08%    2.27%    (1.60)%       203%    26,319
  March 31, 2007         --        53.12     2.11%    2.26%    (1.00)%       259%    23,486
  March 31, 2006         --        52.02    51.35%    2.25%    (1.20)%       277%    24,266
  March 31, 2005         --        34.37   (20.37)%   2.23%    (1.08)%       358%    20,426

                                  PROSPECTUS 73

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                      NET
                                                    INCREASE
                                           NET     (DECREASE)
                                         REALIZED    IN NET
                                           AND        ASSET
                  NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                    VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                  BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED        OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------        --------- ---------- ----------- ---------- ------------- -------------
RETAILING FUND A-CLASS
  MARCH 31, 2009    $11.18    $(.02)     $ (2.86)   $ (2.88)     $  --           $--
  March 31, 2008     14.04     (.10)       (2.76)     (2.86)        --            --
  March 31, 2007     13.10     (.07)        1.01        .94         --            --
  March 31, 2006     12.01     (.11)        1.20       1.09         --            --
  March 31, 2005*    10.45     (.07)        1.63       1.56         --            --
RETAILING FUND C-CLASS
  MARCH 31, 2009     10.76     (.07)       (2.77)     (2.84)        --            --
  March 31, 2008     13.62     (.17)       (2.69)     (2.86)        --            --
  March 31, 2007     12.80     (.15)         .97        .82         --            --
  March 31, 2006     11.80     (.20)        1.20       1.00         --            --
  March 31, 2005     11.37     (.17)         .60        .43         --            --
TECHNOLOGY FUND A-CLASS
  MARCH 31, 2009     11.32     (.04)       (3.91)     (3.95)        --            --
  March 31, 2008     12.09     (.11)        (.66)      (.77)        --            --
  March 31, 2007     11.95     (.14)         .28        .14         --            --
  March 31, 2006     10.07     (.13)        2.04       1.91       (.03)           --
  March 31, 2005*     9.32       --          .75        .75         --            --
TECHNOLOGY FUND C-CLASS
  MARCH 31, 2009     11.04     (.12)       (3.78)     (3.90)        --            --
  March 31, 2008     11.87     (.21)        (.62)      (.83)        --            --
  March 31, 2007     11.81     (.22)         .28        .06         --            --
  March 31, 2006     10.01     (.21)        2.04       1.83       (.03)           --
  March 31, 2005     11.10       --        (1.09)     (1.09)        --            --
TELECOMMUNICATIONS FUND A-CLASS
  MARCH 31, 2009     16.33      .27        (6.43)     (6.16)      (.34)           --
  March 31, 2008     18.28      .03        (1.96)     (1.93)      (.02)           --
  March 31, 2007     17.15      .05         1.19       1.24       (.11)           --
  March 31, 2006     13.90     (.03)        3.68       3.65       (.40)           --
  March 31, 2005*    13.55      .11          .24        .35         --            --
TELECOMMUNICATIONS FUND C-CLASS
  MARCH 31, 2009     15.91      .13        (6.22)     (6.09)      (.34)           --
  March 31, 2008     17.93     (.10)       (1.90)     (2.00)      (.02)           --
  March 31, 2007     16.90     (.06)        1.20       1.14       (.11)           --
  March 31, 2006     13.81      .01         3.48       3.49       (.40)           --
  March 31, 2005     15.06     (.07)       (1.18)     (1.25)        --            --
TRANSPORTATION FUND A-CLASS
  MARCH 31, 2009     23.81      .08       (10.34)    (10.26)        --SS          --
  March 31, 2008     27.60       --SS      (3.79)     (3.79)        --            --
  March 31, 2007     26.87     (.19)         .92        .73         --            --
  March 31, 2006     21.34     (.17)        5.70       5.53         --            --
  March 31, 2005*    18.73     (.09)        2.70       2.61         --            --



                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:              NET
                                                     -------------------            ASSETS,
                                NET ASSET                         NET               END OF
                                  VALUE,     TOTAL            INVESTMENT PORTFOLIO  PERIOD
                      TOTAL       END OF  INVESTMENT   TOTAL    INCOME    TURNOVER  (000'S
YEAR ENDED        DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES   (LOSS)      RATE   OMITTED)
----------        ------------- --------- ---------- -------- ---------- --------- --------
RETAILING FUND A-CLASS
  MARCH 31, 2009      $  --       $ 8.30   (25.76)%  1.63%     (0.17)%       461%  $     49
  March 31, 2008         --        11.18   (20.37)%  1.63%     (0.73)%     1,205%       101
  March 31, 2007         --        14.04     7.18%   1.57%     (0.54)%       952%       385
  March 31, 2006         --        13.10     9.08%   1.59%     (0.87)%     1,163%        46
  March 31, 2005*        --        12.01    14.93%   1.68%**   (1.03)%**   1,505%         1
RETAILING FUND C-CLASS
  MARCH 31, 2009         --         7.92   (26.39)%  2.38%     (0.76)%       461%     1,008
  March 31, 2008         --        10.76   (21.00)%  2.37%     (1.36)%     1,205%     1,291
  March 31, 2007         --        13.62     6.41%   2.34%     (1.17)%       952%     2,650
  March 31, 2006         --        12.80     8.47%   2.34%     (1.65)%     1,163%     1,586
  March 31, 2005         --        11.80     3.78%   2.33%     (1.52)%     1,505%     1,774
TECHNOLOGY FUND A-CLASS
  MARCH 31, 2009         --         7.37   (34.89)%  1.63%     (0.41)%       564%     1,669
  March 31, 2008         --        11.32    (6.37)%  1.60%     (0.86)%       694%       546
  March 31, 2007         --        12.09     1.17%   1.61%     (1.18)%       684%       278
  March 31, 2006       (.03)       11.95    19.00%   1.63%     (1.15)%       666%       633
  March 31, 2005*        --        10.07     8.05%   1.54%**    0.00%**    1,304%         6
TECHNOLOGY FUND C-CLASS
  MARCH 31, 2009         --         7.14   (35.33)%  2.38%     (1.24)%       564%     1,335
  March 31, 2008         --        11.04    (6.99)%  2.35%     (1.67)%       694%     2,448
  March 31, 2007         --        11.87     0.51%   2.35%     (1.91)%       684%     1,538
  March 31, 2006       (.03)       11.81    18.31%   2.35%     (1.88)%       666%     2,800
  March 31, 2005         --        10.01    (9.82)%  2.32%      0.00%      1,304%     1,284
TELECOMMUNICATIONS FUND A-CLASS
  MARCH 31, 2009       (.34)        9.83   (37.66)%  1.63%      2.15%        672%     1,317
  March 31, 2008       (.02)       16.33   (10.57)%  1.61%      0.13%        528%       451
  March 31, 2007       (.11)       18.28     7.27%   1.49%      0.28%        430%     2,126
  March 31, 2006       (.40)       17.15    26.64%   1.88%     (0.18)%       820%     4,193
  March 31, 2005*        --        13.90     2.58%   1.54%**    1.25%**    1,142%         3
TELECOMMUNICATIONS FUND C-CLASS
  MARCH 31, 2009       (.34)        9.48   (38.21)%  2.42%      0.99%        672%     1,281
  March 31, 2008       (.02)       15.91   (11.17)%  2.37%     (0.50)%       528%     2,846
  March 31, 2007       (.11)       17.93     6.78%   2.33%     (0.35)%       430%     4,763
  March 31, 2006       (.40)       16.90    25.65%   2.31%      0.09%        820%     2,827
  March 31, 2005         --        13.81    (8.30)%  2.38%     (0.51)%     1,142%     1,784
TRANSPORTATION FUND A-CLASS
  MARCH 31, 2009         --        13.55   (43.09)%  1.67%      0.43%        875%       561
  March 31, 2008         --        23.81   (13.73)%  1.62%      0.00%        952%       228
  March 31, 2007         --        27.60     2.72%   1.61%     (0.70)%       686%       483
  March 31, 2006         --        26.87    25.91%   1.66%     (0.71)%       669%     3,044
  March 31, 2005*        --        21.34    13.93%   1.54%**   (0.71)%**     929%        22

FINANCIAL HIGHLIGHTS (CONCLUDED)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                      NET
                                                    INCREASE
                                           NET     (DECREASE)
                                         REALIZED    IN NET
                                           AND        ASSET
                  NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                    VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                  BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED
YEAR ENDED        OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS
----------        --------- ---------- ----------- ---------- ------------- -------------
TRANSPORTATION FUND C-CLASS
  MARCH 31, 2009    $23.70    $(.16)     $(10.14)   $(10.30)     $  --SS         $--
  March 31, 2008     27.68     (.20)       (3.78)     (3.98)        --            --
  March 31, 2007     27.14     (.40)         .94        .54         --            --
  March 31, 2006     21.71     (.35)        5.78       5.43         --            --
  March 31, 2005     18.43     (.32)        3.60       3.28         --            --
UTILITIES FUND A-CLASS
  MARCH 31, 2009     28.27      .54        (8.88)     (8.34)      (.13)           --
  March 31, 2008     30.87      .42        (2.22)     (1.80)      (.80)           --
  March 31, 2007     24.18      .43         6.62       7.05       (.36)           --
  March 31, 2006     23.00      .44         1.18       1.62       (.44)           --
  March 31, 2005*    20.66      .40         2.24       2.64       (.30)           --
UTILITIES FUND C-CLASS
  MARCH 31, 2009     26.93      .32        (8.41)     (8.09)      (.13)           --
  March 31, 2008     29.66      .18        (2.11)     (1.93)      (.80)           --
  March 31, 2007     23.42      .22         6.38       6.60       (.36)           --
  March 31, 2006     22.47      .24         1.15       1.39       (.44)           --
  March 31, 2005     19.77      .29         2.71       3.00       (.30)           --
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
  MARCH 31, 2009      1.00      .01           --        .01       (.01)           --
  March 31, 2008      1.00      .03           --        .03       (.03)           --
  March 31, 2007      1.00      .04           --        .04       (.04)           --
  March 31, 2006      1.00      .03           --        .03       (.03)           --
  March 31, 2005      1.00      .01           --        .01       (.01)           --
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
  MARCH 31, 2009      1.00       --           --         --        (--)SS         --
  March 31, 2008      1.00      .03           --        .03       (.03)           --
  March 31, 2007      1.00      .03           --        .03       (.03)           --
  March 31, 2006      1.00      .02           --        .02       (.02)           --
  March 31, 2005      1.00       --SS         --         --SS      (--)SS         --



                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:                  NET
                                                     ----------------------------            ASSETS,
                                NET ASSET                                  NET               END OF
                                  VALUE,     TOTAL                     INVESTMENT PORTFOLIO  PERIOD
                      TOTAL       END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER  (000'S
YEAR ENDED        DISTRIBUTIONS   PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE   OMITTED)
----------        ------------- --------- ---------- -------- -------- ---------- --------- --------
TRANSPORTATION FUND C-CLASS
  MARCH 31, 2009      $  --       $13.40   (43.46)%  2.40%    2.40%      (0.79)%     875%   $  2,186
  March 31, 2008         --        23.70   (14.38)%  2.38%    2.38%      (0.73)%     952%        845
  March 31, 2007         --        27.68     1.99%   2.37%    2.37%      (1.47)%     686%      4,894
  March 31, 2006         --        27.14    25.01%   2.38%    2.38%      (1.43)%     669%      5,385
  March 31, 2005         --        21.71    17.80%   2.32%    2.32%      (1.51)%     929%      1,807
UTILITIES FUND A-CLASS
  MARCH 31, 2009       (.13)       19.80   (29.54)%  1.64%    1.64%       2.15%      684%      1,489
  March 31, 2008       (.80)       28.27    (6.07)%  1.63%    1.63%       1.38%      375%      3,032
  March 31, 2007       (.36)       30.87    29.28%   1.61%    1.61%       1.52%      557%      4,756
  March 31, 2006       (.44)       24.18     7.01%   1.60%    1.60%       1.75%      728%        626
  March 31, 2005*      (.30)       23.00    12.84%   1.54%**  1.54%**     2.98%**   1,124%       128
UTILITIES FUND C-CLASS
  MARCH 31, 2009       (.13)       18.71   (30.08)%  2.39%    2.39%       1.31%      684%      4,127
  March 31, 2008       (.80)       26.93    (6.77)%  2.38%    2.38%       0.60%      375%      8,934
  March 31, 2007       (.36)       29.66    28.30%   2.36%    2.36%       0.82%      557%     11,013
  March 31, 2006       (.44)       23.42     6.15%   2.34%    2.34%       1.00%      728%      5,346
  March 31, 2005       (.30)       22.47    15.23%   2.32%    2.32%       1.39%    1,124%      4,807
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
  MARCH 31, 2009       (.01)        1.00     0.85%   1.20%    1.09%       0.74%       --      49,072
  March 31, 2008       (.03)        1.00     3.51%   1.18%    1.18%       3.45%       --      21,174
  March 31, 2007       (.04)        1.00     4.01%   1.17%    1.17%       3.97%       --      18,779
  March 31, 2006       (.03)        1.00     2.51%   1.15%    1.15%       2.66%       --      14,324
  March 31, 2005       (.01)        1.00     0.59%   1.10%    1.10%       0.93%       --       7,335
U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
  MARCH 31, 2009        (--)SS      1.00     0.26%   1.95%    1.70%       0.24%       --     135,384
  March 31, 2008       (.03)        1.00     2.74%   1.93%    1.93%       2.69%       --     121,436
  March 31, 2007       (.03)        1.00     3.24%   1.92%    1.92%       3.20%       --     120,415
  March 31, 2006       (.02)        1.00     1.76%   1.89%    1.89%       1.72%       --     131,045
  March 31, 2005        (--)SS      1.00     0.19%   1.87%    1.51%       0.19%       --     155,668


*    SINCE THE COMMENCEMENT OF OPERATIONS:

     SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS, BASIC MATERIALS FUND A-CLASS, BIOTECHNOLOGY FUND A-CLASS, CONSUMER PRODUCTS FUND A-CLASS, ELECTRONICS FUND A-CLASS, ENERGY FUND A-CLASS, ENERGY SERVICES FUND A-CLASS, FINANCIAL SERVICES FUND A-CLASS, HEALTH CARE FUND A-CLASS, INTERNET FUND A-CLASS, LEISURE FUND A-CLASS, PRECIOUS METALS FUND A-CLASS, RETAILING FUND A-CLASS, TECHNOLOGY FUND A-CLASS, TELECOMMUNICATIONS FUND A-CLASS, TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

+++ BANKING FUND, FINANCIAL SERVICES FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009.

     ELECTRONICS FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2005 THROUGH MARCH 31, 2009 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE SHARE SPLIT EFFECTIVE APRIL 20, 2009. SEE NOTE 10.

# NET INVESTMENT INCOME PER SHARE INCLUDES $0.83, AND $0.81 FOR A-CLASS, AND C-CLASS, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

## NET INVESTMENT INCOME TO AVERAGE ASSETS INCLUDES 1.91% FOR A-CLASS, AND C-CLASS, RESULTING FROM A SPECIAL DIVIDEND FROM PALM, INC. ON OCTOBER 25, 2007.

SS   LESS THAN $.01 PER SHARE.

                                 PROSPECTUS 75


ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated August 1, 2009. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You may also review and copy documents at the U.S. Securities and Exchange Commission Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to:
U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Rydex web site at www.rydex-sgi.com, or writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's U.S. Securities and Exchange Commission registration number is 811-07584.

(RYDEX | SGI SECURITY GLOBAL INVESTORS (SM) LOGO)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
RSSAC-1-0809x0810

                                                              RYDEX SERIES FUNDS

                                                       H-CLASS SHARES PROSPECTUS


                                                                  AUGUST 1, 2009

                                                                ASSET ALLOCATION

                                RYDEX | SGI ALL-ASSET CONSERVATIVE STRATEGY FUND
                               (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)

                                    RYDEX | SGI ALL-ASSET MODERATE STRATEGY FUND
                                   (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)

                                  RYDEX | SGI ALL-ASSET AGGRESSIVE STRATEGY FUND
                                 (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)


The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


ASSET ALLOCATION FUNDS OVERVIEW ...........................................    2
   ALL-ASSET CONSERVATIVE STRATEGY FUND ...................................    3
   ALL-ASSET MODERATE STRATEGY FUND .......................................    5
   ALL-ASSET AGGRESSIVE STRATEGY FUND .....................................    7
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   16
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   17
FUND PERFORMANCE ..........................................................   27
FUND FEES AND EXPENSES ....................................................   30
MORE INFORMATION ABOUT THE FUNDS ..........................................   32
SHAREHOLDER INFORMATION ...................................................   35
TRANSACTION INFORMATION ...................................................   35
BUYING FUND SHARES ........................................................   37
SELLING FUND SHARES .......................................................   39
EXCHANGING FUND SHARES ....................................................   40
RYDEX ACCOUNT POLICIES ....................................................   41
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   44
DIVIDENDS AND DISTRIBUTIONS ...............................................   45
TAX INFORMATION ...........................................................   45
MANAGEMENT OF THE FUNDS ...................................................   46
FINANCIAL HIGHLIGHTS ......................................................   48
ADDITIONAL INFORMATION ....................................................   49

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                 800.820.0888 - 301.296.5100 - www.rydex-sgi.com

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the H-Class Shares of the All-Asset Conservative Strategy Fund, the All-Asset Moderate Strategy Fund and the All-Asset Aggressive Strategy Fund (each a "Fund" and collectively, the "Funds" or "Asset Allocation Funds").

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ASSET ALLOCATION FUNDS OVERVIEW

INVESTMENT OBJECTIVES


Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies, the SGI Funds, which are advised by Security Investors, LLC, and Security Global Investors, LLC (collectively, "Security Global Investors") and the Rydex family of mutual funds (the "underlying funds") and in exchange-traded funds instead of in individual securities. Rydex Investments, the advisor of the Funds and the Rydex family of mutual funds, is an indirect subsidiary of, and Security Global Investors is a direct subsidiary of Security Benefit Corporation. The Funds may charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, referred to as the "Alternative" asset class). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.


The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.


FUND                                   TARGET RISK   TARGET ALLOCATION RANGE
----                                   -----------   -----------------------
ALL-ASSET CONSERVATIVE STRATEGY FUND   Low
Equity                                                        20-50%
Fixed-Income/Money Market                                     20-70%
Alternative                                                    0-35%
ALL-ASSET MODERATE STRATEGY FUND       Medium
Equity                                                        30-70%
Fixed-Income/Money Market                                     10-50%
Alternative                                                    0-40%
ALL-ASSET AGGRESSIVE STRATEGY FUND     High
Equity                                                        50-90%
Fixed-Income/Money Market                                      5-30%
Alternative                                                    0-45%

Each underlying fund has risks associated with it as described in this Prospectus. Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page 9. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund.

                                  PROSPECTUS 3



ALL-ASSET CONSERVATIVE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO CONSERVATIVE FUND)

H-CLASS (RYEPX)

FUND OBJECTIVE

The All-Asset Conservative Strategy Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

     -    Have a low risk tolerance

     -    Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The All-Asset Conservative Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: Nova Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Global Market Neutral Fund, Long/Short Commodities Strategy Fund and Global 130/30 Strategy Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.


The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS


The All-Asset Conservative Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5



ALL-ASSET MODERATE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO MODERATE FUND)

H-CLASS (RYMLX)

FUND OBJECTIVE

The All-Asset Moderate Strategy Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

     -    Have a moderate risk tolerance

     -    Primarily seek growth from their investment

     - Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The All-Asset Moderate Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Global Market Neutral Fund, Global 130/30 Strategy Fund, Long/Short Commodities Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.


The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS


The All-Asset Moderate Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7



ALL-ASSET AGGRESSIVE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO AGGRESSIVE FUND)

H-CLASS (RYGHX)

FUND OBJECTIVE

The All-Asset Aggressive Strategy Fund's objective is to primarily seek growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

     -    Have an aggressive risk tolerance

     -    Primarily seek growth from their investment

     - Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The All-Asset Aggressive Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Nova Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000(R) 1.5x Strategy Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Global Market Neutral Fund, Global 130/30 Strategy Fund, and Long/Short Commodities Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.


The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The All-Asset Aggressive Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk



Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


DESCRIPTIONS OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ALL-CAP OPPORTUNITY FUND

The All-Cap Opportunity Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.


COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index (formerly, the GSCI(R) Total Return Index) is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

EUROPE 1.25X STRATEGY FUND


The Europe 1.25x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2008, the Dow Jones STOXX 50(R) Index included companies with a capitalization range of $2.1 billion to $146.8 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. To the extent the Europe 1.25x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

GLOBAL 130/30 STRATEGY FUND

The Global 130/30 Strategy Fund seeks long-term capital appreciation. The Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets, that generally have a minimum market capitalization of $750 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market, and will sell short securities expected to underperform the market.

GLOBAL MARKET NEUTRAL FUND

The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market and will sell short securities expected to underperform the market. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long

Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% of that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds.

INTERNATIONAL OPPORTUNITY FUND

The International Opportunity Fund seeks long term capital appreciation. The International Opportunity Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of futures contracts, exchange-traded funds, some of which may be affiliated with the Fund, options on securities and currencies, and swap agreements, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares.

JAPAN 2x STRATEGY FUND

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2008, the Nikkei 225 Stock Average included companies with capitalizations ranging from $190 million to $108.6 billion. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

LONG/SHORT COMMODITIES STRATEGY FUND

The Long/Short Commodities Strategy Fund seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current

                                  PROSPECTUS 11


benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "underlying index" or the "C-IGAR Sigma"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the percentage of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index. The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat).

MULTI-HEDGE STRATEGIES FUND

The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.

S&P 500 PURE GROWTH FUND

The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.1 billion to $406.1 billion. To the extent the S&P 500 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

S&P 500 PURE VALUE FUND

The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $489 million to $168 billion. To the extent the S&P 500 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.


MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

MID-CAP 1.5X STRATEGY FUND


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S.

equities market. As of December 31, 2008, the S&P MidCap 400 Index included companies with a capitalization range of $104 million to $5 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

S&P MIDCAP 400 PURE GROWTH FUND

The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $107 million to $5 billion. To the extent the S&P MidCap 400 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

S&P MIDCAP 400 PURE VALUE FUND

The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong value characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $104 million to $4.4 billion. To the extent the S&P MidCap 400 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NASDAQ-100(R) FUND

The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100(R) Index (the "underlying index"). The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December 31, 2008, the NASDAQ-100 Index(R) included companies with capitalizations ranging from $422 million to $172.9 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2008, the S&P 500 Index included companies with a capitalization range of $489 million to $406.1 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

                                  PROSPECTUS 13


REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (collectively, "Real Estate Companies"). Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Real Estate Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

RUSSELL 2000(R) FUND


The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

RUSSELL 2000(R) 1.5X STRATEGY FUND


The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2008, the Russell 2000(R) Index included companies with capitalizations ranging from $8 million to $3.3 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

RYDEX DYNAMIC FUNDS NASDAQ-100(R) 2X STRATEGY FUND


The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2008, the NASDAQ-100 Index(R) included companies with a capitalization range of $422 million to $172.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the NASDAQ-100(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS RUSSELL 2000(R) 2X STRATEGY FUND

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell
3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the Russell 2000(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS S&P 500 2X STRATEGY FUND

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2008, the S&P 500(R) Index included companies with a capitalization range of $489 million to $406.1 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

SECURITY INCOME FUND HIGH YIELD SERIES

The High Yield Series seeks high current income. Capital appreciation is a secondary objective.

                                  PROSPECTUS 15


SECURITY INCOME FUND U.S. INTERMEDIATE BOND SERIES

The U.S. Intermediate Bond Series seeks to provide current income.

S&P 500 FUND

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $489 million to $406.1 billion as of December 31, 2008. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

S&P SMALLCAP 600 PURE GROWTH FUND

The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong growth characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $32 million to $2 billion. To the extent the S&P SmallCap 600 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.


S&P SMALLCAP 600 PURE VALUE FUND

The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $15 million to $2.2 billion. To the extent the S&P SmallCap 600 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.


U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                           ALL-ASSET       ALL-ASSET       ALL-ASSET
                                          CONSERVATIVE      MODERATE       AGGRESSIVE
                                         STRATEGY FUND   STRATEGY FUND   STRATEGY FUND
                                         -------------   -------------   -------------
Commodity-Linked Derivative
   Investment Risk                             X               X               X
Conflicts of Interest Risk                     X               X               X
Counterparty Credit Risk                       X               X               X
Credit Risk                                    X               X               X
Currency Risk                                  X               X               X
Derivatives Risk                               X               X               X
Early Closing Risk                             X               X               X
Emerging Markets Risk                          X               X               X
Energy Sector Concentration Risk               X               X               X
Exchange-Traded Notes Risk                     X               X               X
Fixed Income Risk                              X               X               X
Foreign Issuer Exposure Risk                   X               X               X
Fund of Funds Risk                             X               X               X
Geographic Concentration in Europe
   Risk                                        X               X               X
Geographic Concentration in Japan Risk         X               X               X
High Yield Risk                                X               X               X
Income Risk                                    X               X               X
Industry Concentration Risk                    X               X               X
Interest Rate Risk                             X               X               X
Investment in Investment Companies
   Risk                                        X               X               X
Investment Style Risk                          X               X               X
Investment Technique Risk                      X               X               X
Issuer Specific Risk                           X               X               X
Large-Capitalization Securities Risk           X               X               X
Leveraging Risk                                X               X               X
Liquidity Risk                                 X               X               X
Market Risk                                    X               X               X
Mid-Capitalization Securities Risk             X               X               X
Real Estate Sector Concentration Risk          X               X               X
Short Sales Risk                               X               X               X
Small-Capitalization Securities Risk           X               X               X
Stable Price Per Share Risk                    X               X               X
Tax Risk                                       X               X               X
Technology Sector Concentration Risk                           X               X
Tracking Error Risk                            X               X               X
Trading Halt Risk                              X               X               X

                                  PROSPECTUS 17


DESCRIPTIONS OF PRINCIPAL RISKS


COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - Certain of the underlying funds' exposure to commodities markets may subject the Fund to greater volatility than investments in traditional investments. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     - INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - Certain underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI and S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

          The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the underlying funds, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, an underlying fund may receive more or less principal than it originally invested. The underlying funds might receive interest payments that are more or less than the stated coupon interest payments.

     - STRUCTURED NOTE RISK - Certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - Certain of the underlying funds in which the Fund may invest are subject to Counterparty Credit Risk. The underlying funds invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of certain underlying funds, structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying fund, this default will cause the value of the Fund's investment in the underlying fund to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and certain of the underlying funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an underlying fund's, and thus the Fund's, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     - CREDIT DEFAULT SWAP RISK - The Fund may invest in certain underlying funds, which may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. An underlying fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the underlying fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the underlying fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the underlying fund invests.

CREDIT RISK - The Fund may invest in certain underlying funds which are subject to Credit Risk. Credit risk is the risk that an underlying fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Certain underlying funds' indirect and direct exposure to foreign currencies subjects the underlying funds, and thus the Fund, to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, certain underlying funds may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - Certain of the underlying funds may invest in derivatives, such as futures and options contracts, to pursue their respective investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in

                                  PROSPECTUS 19


     time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

     The risks associated with the underlying funds' use of futures and options contracts include:

     - The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

     - Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


EMERGING MARKETS RISK - Certain of the underlying funds may expose the Fund to Emerging Markets Risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

ENERGY SECTOR CONCENTRATION RISK - Certain of the underlying funds are subject to the risk that the securities of issuers in the energy sector and energy sector commodities will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that an underlying fund's investments are concentrated in issuers conducting business in the energy sector, the underlying fund, and thus the Fund, are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

EXCHANGE-TRADED NOTES RISK - Certain of the underlying funds may invest in Exchange-traded Notes (ETNs), which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds (ETFs). However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund may invest in underlying funds, which may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise, and such periods may benefit certain underlying funds. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in certain underlying funds having to reinvest the proceeds in lower yielding coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in certain underlying funds may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to certain underlying funds, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Certain underlying funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than that are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying fund. With respect to certain underlying funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.


In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying

                                  PROSPECTUS 21


funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.


GEOGRAPHIC CONCENTRATION IN EUROPE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, which is subject to Geographic Concentration in Europe Risk. Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Europe 1.25x Strategy Fund, and thus the Fund, could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - The Fund may invest in the Japan 2x Strategy Fund, which is subject to Geographic Concentration in Japan Risk. Targeting Japan could hurt the Japan 2x Strategy Fund's, and thus the Fund's, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 2x Strategy Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in certain underlying funds which are subject to High Yield Risk. The underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, an underlying fund may lose their entire respective investments.

The Fund may invest in the High Yield Strategy Fund, which seeks to correspond generally to the total return of the high yield bond market and thus an investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INCOME RISK - Certain of the underlying funds may expose the Fund to Income Risk. Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The Fund may invest in certain underlying funds which are subject to Industry Concentration Risk. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund, and thus the Fund, will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK - Certain of the underlying funds may expose the fund to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and exchange-traded funds. In addition, certain of the underlying funds invest in shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end invest-ment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in exchange-traded funds may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of exchange-traded fund shares has historically resulted in the market price of individual exchange-traded fund shares being at or near the net asset value of the exchange-traded fund's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     INVESTMENT IN THE SUBSIDIARY RISK - Certain underlying funds may invest up to 25% of their total assets in wholly-owned and controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, each Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each underlying fund wholly owns and controls its respective Subsidiary, and the underlying funds and the Subsidiaries are both managed by the Advisor, making it unlikely that the Subsidiaries will take action contrary to the interests of the underlying fund or their shareholders. While the Subsidiaries have their own board of directors that is responsible for overseeing the operations of the Subsidiaries, the underlying funds' Board has oversight responsibility for the investment activities of the underlying funds, including their investments in the Subsidiaries, and each underlying funds' role as the sole shareholder of its respective Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiaries, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the underlying funds in managing each Subsidiary's portfolio. It is not currently expected that shares of the Subsidiaries will be sold or offered to investors other than those of the underlying fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the underlying funds and their Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the underlying funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority tax, underlying fund shareholders, and thus Fund shareholders, may likely suffer decreased investment returns.

INVESTMENT STYLE RISK - The Fund may invest in the certain underlying funds, which are subject to Investment Style Risk. An underlying fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - The Fund may invest in the underlying funds, which may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk

                                  PROSPECTUS 23


assumed. These techniques also may expose certain underlying funds to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, or in the case of other underlying funds, such as the Managed Futures Strategy Fund, the securities underlying the Managed Futures Strategy Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount an underlying fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and an underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an underlying fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The Fund may invest in certain underlying funds, which are subject to Issuer Specific Risk. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to certain underlying funds, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of an investment in certain underlying funds to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the fund may invest in certain underlying funds which are subject to the risk that large-capitalizations stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in certain underlying funds, which invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the underlying fund's shares to be more volatile than if the underlying fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities. These underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed an underlying fund's investment income, resulting in greater losses. Because the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares, and thus the Fund's shares, will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in certain underlying funds, which are subject to Liquidity Risk. In certain circumstances, it may be difficult for these underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in an underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and the certain underlying funds in which the Fund invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, indus-tries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or the underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to Mid-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The fund may also invest in underlying funds which are subject to Mid-Capitalization Securities Risk because medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in certain underlying funds which are subject to Real Estate Sector Concentration Risk. Real Estate Sector Concentration Risk is the risk that the securities of real estate companies that certain underlying funds purchase will underperform the market as a whole. To the extent that the underlying funds' investments are concentrated in real estate companies, the underlying funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject certain underlying funds to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity real estate investment trusts or REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of certain underlying funds' investments in REITs.

SHORT SALES RISK - The Fund may invest in certain underlying funds, which are subject to Short Sales Risk. Short sales are transactions in which an underlying fund sells a security it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the underlying fund, and thus the Fund. For example, when an underlying fund short sells an inter-

                                  PROSPECTUS 25


est-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. When an underlying fund sells short an equity security that pays a dividend, the underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that an underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to Small-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Certain underlying funds in which the fund may invest are subject to Small-Capitalization Securities Risk because small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


TAX RISK - The Fund may invest in certain underlying funds, which are subject to Tax Risk. As noted under "Commodity-Linked Derivative Investment Risk" above, certain underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the underlying funds to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, the underlying funds must derive at least 90 percent of their gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which certain underlying funds invest will not be considered qualifying income after September 30, 2006. The underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income. Certain underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the underlying funds in a manner consistent with each fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the certain underlying funds' investment in the Subsidiaries is expected to provide the underlying funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The underlying funds have received a private letter ruling from the IRS that concludes that income from the underlying fund's investment in the Subsidiaries will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in certain underlying funds, which are subject to Technology Sector Concentration Risk. Technology Sector Concentration Risk is the risk that the securities of issuers in the technology sector that underlying funds purchase will underperform the market as a whole. To the extent that an underlying fund's investments are concentrated in issuers conducting business in the technology sector, the underlying funds, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds, which are subject to Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, the S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Managed Futures Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 Strategy Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund, which seek to track their respective benchmarks on a daily basis, and the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund, which seek to track their respective benchmarks over time, are subject to mathematical compounding which may prevent an underlying fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause an underlying fund's and thus the Fund's performance to be less than you expect.


The Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.


TRADING HALT RISK - Certain underlying funds in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                  PROSPECTUS 27


FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.


ALL-ASSET CONSERVATIVE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.47%.

                               (PERFORMANCE GRAPH)

2007    6.94%
2008   -9.78%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 2.52%                 (quarter ended 9/30/2008) -6.85%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                              -9.78%          0.91%
Return After Taxes on Distributions                             -10.61%         -0.03%
Return After Taxes on Distributions and Sale of Fund Shares      -6.24%          0.28%
Synthetic All-Asset Conservative Strategy Benchmark(1)          -12.08%          0.73%
Synthetic Essential Portfolio Conservative Benchmark(2)         -12.40%          0.25%
S&P 500 Index(2)                                                -37.00%        -10.88%

(1) Effective June 23, 2009, the composition of the benchmark was changed to 32/8/60 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3,000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Fund.

(2) Prior to June 23, 2009, the Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

ALL-ASSET MODERATE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.23%.

                               (PERFORMANCE GRAPH)

2007     6.44%
2008   -17.52%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.88%                (quarter ended 12/31/2008) -8.48%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -17.52%          -2.28%
Return After Taxes on Distributions                             -17.84%          -3.34%
Return After Taxes on Distributions and Sale of Fund Shares     -11.25%          -2.46%
Synthetic All-Asset Moderate Strategy Benchmark(3)              -20.66%          -2.54%
Synthetic Essential Portfolio Moderate Benchmark(4)             -20.97%          -3.35%
S&P 500(R) Index(4)                                             -37.00%         -10.88%

(3) Effective June 23, 2009, the composition of the benchmark was changed to 48/12/40 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3,000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Fund.

(4) Prior to June 23, 2009, the Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

                                  PROSPECTUS 29


ALL-ASSET AGGRESSIVE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 2.09%.

                               (PERFORMANCE GRAPH)

2007     6.33%
2008   -25.00%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.28%               (quarter ended 12/31/2008) -12.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
H-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -25.00%          -5.64%
Return After Taxes on Distributions                             -25.77%          -7.14%
Return After Taxes on Distributions and Sale of Fund
Shares                                                          -16.26%          -5.49%
Synthetic All-Asset Aggressive Strategy Benchmark(5)            -28.83%          -5.96%
Synthetic Essential Portfolio Aggressive Benchmark(6)           -29.26%          -7.19%
S&P 500(R) Index(6)                                             -37.00%         -10.88%

(5) Effective June 23, 2009, the composition of the benchmark was changed to 64/16/20 ratio of the performance of the Russell 3000(R) Index, the MSCI EAFE Index(R) and the Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index is composed of the largest 3,000 U.S. companies ranked by total market capitalization, representing 98% of the U.S. investable equity market. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. Dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The Barclays Capital U.S. Aggregate Bond Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. The compositions of the comparative benchmarks were changed because the Advisor believes that the changes to these benchmarks are the most appropriate benchmarks to be used for comparative purposes given the investment strategies of the Fund.

(6) Prior to June 23, 2009, the Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

FUND FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                                              ALL-ASSET     ALL-ASSET    ALL-ASSET
                                                             CONSERVATIVE    MODERATE   AGGRESSIVE
                                                               STRATEGY      STRATEGY    STRATEGY
                                                             ------------   ---------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF
      PURCHASE (as a percentage of amount redeemed, if
      applicable)(2)                                             1.00%        1.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                               None         None        None
   DISTRIBUTION AND/OR SHAREHOLDER SERVICE (12B-1) FEES(3)       None         None        None
   OTHER EXPENSES(4)                                             None         None        0.02%
   ACQUIRED FUND FEES AND EXPENSES(5)                            1.56%        1.62%       1.67%
                                                                 ----         ----        ----
TOTAL ANNUAL FUND OPERATING EXPENSES                             1.56%        1.62%       1.69%
                                                                 ====         ====        ====


(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2)  For more information see "Frequent Purchases and Redemptions of Fund
     Shares."

(3) Each underlying fund pays a 0.25% distribution fee to Rydex Distributors, Inc. (the "Distributor") pursuant to Rule 12b-1 for the distribution expenses associated with distributing the underlying funds. The Distributor will use the 12b-1 fees paid by the underlying funds for its distribution expenses associated with distributing the Fund.

(4) The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

(5) As a shareholder in certain underlying funds (the "Acquired Funds"), the Funds will indirectly bear their proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Funds' assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses", in general, will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Funds' assets, and may be higher or lower than those shown above.

                                  PROSPECTUS 31

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.


The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                              ------   -------   -------   --------
ALL-ASSET CONSERVATIVE STRATEGY    $159      $493      $850     $1,856
ALL-ASSET MODERATE STRATEGY        $165      $512      $881     $1,922
ALL-ASSET AGGRESSIVE STRATEGY      $172      $533      $918     $1,998

MORE INFORMATION ABOUT THE FUNDS:
ADVISOR'S INVESTMENT METHODOLOGY


Essential Portfolio Theory, or EPT, attempts to maximize returns for a benchmark-targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income and money market securities, or alternative investments and alternative investment strategies.

In seeking to achieve the goal of maximizing returns for each Fund's risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Asset Allocation Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:


     - TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

     - COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

     - OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

     - MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

     - INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

     - IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.


     - EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of over concentration of an asset class in a volatile market.


TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

     UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

     It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. While the Funds do not use leverage as part of their investment strategies, they may invest in underlying funds that do. In such cases, the Funds will be indirectly subject to the effects of compounding. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

     Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

                                  PROSPECTUS 33


     Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

     Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

     The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

     The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


     In order to isolate the impact of leverage, the hypothetical graphs assume
     (i) no tracking error (see "Tracking Error Risk" under Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying certain of the underlying funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2008 of the indices underlying certain of the underlying funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 13.18%; NASDAQ-100 Index(R) - 18.92%; Nikkei 225 Stock Average - 19.57%; Russell 2000(R) Index - 18.11%;
     S&P 500 Index - 12.86%; and S&P MidCap 400 Index - 16.56%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the underlying funds.


                                  UPWARD MARKET
                               ONE YEAR SIMULATION


[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                  PROSPECTUS 34

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772



OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 35


INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts held directly at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                       CUT-OFF TIME
------                      -------------
By Mail                     Market Close
By Phone                    Market Close
By Internet                 Market Close
By Financial Intermediary   Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee. Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders


     The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
     - www.rydex-sgi.com.


     In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

     More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction

                                  PROSPECTUS 37


order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL                                           Make your check payable to RYDEX INVESTMENTS.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.               Include the name of the Rydex Fund(s) you want to purchase on your check.

CALL RYDEX                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
CLIENT SERVICES                     CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
TO REQUEST A RETIREMENT                                     IN A SEPARATE PROSPECTUS.
ACCOUNT INVESTOR
APPLICATION KIT.                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                               MAILING ADDRESSES:

                                         STANDARD DELIVERY:                              OVERNIGHT DELIVERY:

                                         Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                200 SW 6th Street
                                       Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
BY WIRE
                           -    Account Number
RYDEX CLIENT SERVICES
PHONE NUMBER:              -    Fund Name
800.820.0888
OR                         -    Amount of Wire
301.296.5406
                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                               IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                                      NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                                                                 WIRE INSTRUCTIONS:

                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                                                            IN A SEPARATE PROSPECTUS.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subsequent
                           to complete the "Electronic Investing via       purchase send written purchase instructions
                           ("ACH")" section. Then, fax it to Rydex (ONLY   that include:
                           Individual, Joint and UGMA/UTMA accounts may
BY ACH (FAX)               be opened by fax).                              -    YOUR NAME

RYDEX FAX NUMBER:          -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                    INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD).
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

                                  PROSPECTUS 39


     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

                    STANDARD DELIVERY                OVERNIGHT DELIVERY

                    Rydex Investments                 Rydex Investments
MAIL                Attn: Ops. Dept.                  Attn: Ops. Dept.
                     P.O. Box 758567                  200 SW 6th Street
                  Topeka, KS 66675-8567             Topeka, KS 66603-3704

            301.296.5103
FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406 (not available for retirement accounts)


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS


To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.


EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                  PROSPECTUS 41



                    STANDARD DELIVERY                 OVERNIGHT DELIVERY

                    Rydex Investments                  Rydex Investments
                    Attn: Ops. Dept.                   Attn: Ops. Dept.
MAIL                 P.O. Box 758567                   200 SW 6th Street
                  Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5101

FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com



Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

                                  PROSPECTUS 43


     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts


     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.


Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.


REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to

                                  PROSPECTUS 45


requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS


     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.


As part of its agreement with the Trust, the Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of

                                 PROSPECTUS 47


Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Report. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                                            NET
                                                         INCREASE
                                                NET     (DECREASE)
                                              REALIZED    IN NET
                                                AND        ASSET
                       NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                         VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                       BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED             OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS   INCOME***      GAINS***   DISTRIBUTIONS
----------             --------- ---------- ----------- ---------- ------------- ------------- -------------
ALL-ASSET CONSERVATIVE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009        $10.75     $.31      $(2.11)     $(1.80)      $(.14)        $(.16)        $(.30)
   March 31, 2008         10.71      .25         .13         .38        (.22)         (.14)         (.36)
   March 31, 2007*        10.00      .15         .62         .77        (.09)           --          (.09)
ALL-ASSET MODERATE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009         10.18      .16       (2.26)      (2.10)       (.02)         (.12)         (.14)
   March 31, 2008         10.56      .13        (.20)       (.07)       (.12)         (.19)         (.31)
   March 31, 2007*        10.00      .18         .79         .97        (.10)         (.32)         (.42)
ALL-ASSET AGGRESSIVE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009          9.69      .11       (2.60)      (2.49)       (.22)         (.01)         (.23)
   March 31, 2008         10.29      .08        (.46)       (.38)       (.06)         (.16)         (.22)
   March 31, 2007*        10.00      .15         .87        1.02        (.10)         (.64)         (.74)



                                                          RATIOS TO AVERAGE
                                                              NET ASSETS:                   NET
                                                        ---------------------             ASSETS,
                                   NET ASSET                           NET                END OF
                        REDEMPTION   VALUE,     TOTAL              INVESTMENT PORTFOLIO   PERIOD
                           FEES      END OF  INVESTMENT    TOTAL     INCOME    TURNOVER   (000'S
YEAR ENDED              COLLECTED    PERIOD   RETURN+++ EXPENSES++   (LOSS)      RATE    OMITTED)
----------             ----------- --------- ---------- ---------- ---------- --------- ----------
ALL-ASSET CONSERVATIVE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009         $ --ss    $ 8.65    (17.03)%    0.00%      3.14%       230%    $ 3,022
   March 31, 2008          .02       10.75      3.69%     0.01%      2.28%       119%      7,014
   March 31, 2007*         .03       10.71      8.04%     0.01%**    1.93%**     105%      3,634
ALL-ASSET MODERATE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009           --ss      7.94    (20.75)%    0.00%      1.73%       220%      6,279
   March 31, 2008           --ss     10.18     (0.75)%    0.01%      1.22%       125%     11,359
   March 31, 2007*         .01       10.56      9.90%     0.00%**    2.32%**      66%      8,623
ALL-ASSET AGGRESSIVE STRATEGY FUND H-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009           --ss      6.97    (25.92)%    0.02%      1.22%       278%      3,240
   March 31, 2008           --ss      9.69     (3.87)%    0.01%      0.80%       120%      4,447
   March 31, 2007*         .01       10.29     10.48%     0.00%**    1.94%**      92%      6,486

*    SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

**   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
     INVEST.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

ss   LESS THAN $.01 PER SHARE.

                                  PROSPECTUS 49

ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's U.S. Securities and Exchange Commission registration number is 811-07584.

THIS PAGE INTENTIONALLY LEFT BLANK

                                  PROSPECTUS 51


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
REPTH-1-0809x0810

                                                              RYDEX SERIES FUNDS


                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                ASSET ALLOCATION

                                RYDEX | SGI ALL-ASSET CONSERVATIVE STRATEGY FUND (FORMERLY ESSENTIAL PORTFOLIO CONSERVATIVE FUND)

                                    RYDEX | SGI ALL-ASSET MODERATE STRATEGY FUND
                                    (FORMERLY ESSENTIAL PORTFOLIO MODERATE FUND)

                                  RYDEX | SGI ALL-ASSET AGGRESSIVE STRATEGY FUND (FORMERLY ESSENTIAL PORTFOLIO AGGRESSIVE FUND)


                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


ASSET ALLOCATION FUNDS OVERVIEW ...........................................    2
   ALL-ASSET CONSERVATIVE STRATEGY FUND ...................................    3
   ALL-ASSET MODERATE STRATEGY FUND .......................................    5
   ALL-ASSET AGGRESSIVE STRATEGY FUND .....................................    7
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   17
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   18
FUND PERFORMANCE ..........................................................   29
FUND FEES AND EXPENSES ....................................................   33
MORE INFORMATION ABOUT THE FUNDS ..........................................   35
SHAREHOLDER INFORMATION ...................................................   38
TRANSACTION INFORMATION ...................................................   39
SALES CHARGES .............................................................   40
   A-CLASS SHARES .........................................................   40
   C-CLASS SHARES .........................................................   42
BUYING FUND SHARES ........................................................   42
SELLING FUND SHARES .......................................................   45
EXCHANGING FUND SHARES ....................................................   46
RYDEX ACCOUNT POLICIES ....................................................   47
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   50
DIVIDENDS AND DISTRIBUTIONS ...............................................   51
TAX INFORMATION ...........................................................   51
MANAGEMENT OF THE FUNDS ...................................................   52
FINANCIAL HIGHLIGHTS ......................................................   54
ADDITIONAL INFORMATION ....................................................   55

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                 800.820.0888 - 301.296.5100 - www.rydex-sgi.com

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the All-Asset Conservative Strategy Fund, the All-Asset Moderate Strategy Fund and the All-Asset Aggressive Strategy Fund (each a "Fund" and collectively, the "Funds" or "Asset Allocation Funds").

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ASSET ALLOCATION FUNDS OVERVIEW


INVESTMENT OBJECTIVES

Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies, the SGI Funds, which are advised by Security Investors, LLC, and Security Global Investors, LLC (collectively, "Security Global Investors") and the Rydex family of mutual funds (the "underlying funds") and in exchange-traded funds instead of in individual securities. Rydex Investments, the advisor of the Funds and the Rydex family of mutual funds, is an indirect subsidiary of, and Security Global Investors is a direct subsidiary of Security Benefit Corporation. The Funds may charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Asset Allocation Funds, the Advisor uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, referred to as the "Alternative" asset class). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Asset Allocation Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.


The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.


FUND                                   TARGET RISK   TARGET ALLOCATION RANGE
----                                   -----------   -----------------------
ALL-ASSET CONSERVATIVE STRATEGY FUND   Low
Equity                                                        20-50%
Fixed-Income/Money Market                                     20-70%
Alternative                                                    0-35%
ALL-ASSET MODERATE STRATEGY FUND       Medium
Equity                                                        30-70%
Fixed-Income/Money Market                                     10-50%
Alternative                                                    0-40%
ALL-ASSET AGGRESSIVE STRATEGY FUND     High
Equity                                                        50-90%
Fixed-Income/Money Market                                      5-30%
Alternative                                                    0-45%

Each underlying fund has risks associated with it as described in this Prospectus. Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page 9. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund.

                                  PROSPECTUS 3



ALL-ASSET CONSERVATIVE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO CONSERVATIVE FUND)

A-CLASS (RYEOX)                                                  C-CLASS (RYEEX)

FUND OBJECTIVE

The All-Asset Conservative Strategy Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund may be appropriate for investors who:

     -    Have a low risk tolerance

     -    Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The All-Asset Conservative Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: Nova Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Global Market Neutral Fund, Long/Short Commodities Strategy Fund and Global 130/30 Strategy Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.


The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The All-Asset Conservative Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 18 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 5



ALL-ASSET MODERATE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO MODERATE FUND)

A-CLASS (RYMOX)                                                  C-CLASS (RYMYX)

FUND OBJECTIVE

The All-Asset Moderate Strategy Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


     -    The Fund may be appropriate for investors who:

     -    Have a moderate risk tolerance

     -    Primarily seek growth from their investment

     - Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY


The All-Asset Moderate Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Global Market Neutral Fund, Global 130/30 Strategy Fund, Long/Short Commodities Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The All-Asset Moderate Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 18 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 7



ALL-ASSET AGGRESSIVE STRATEGY FUND
(FORMERLY ESSENTIAL PORTFOLIO AGGRESSIVE FUND)

A-CLASS (RYGGX)                                                  C-CLASS (RYGEX)

FUND OBJECTIVE

The All-Asset Aggressive Strategy Fund's objective is to primarily seek growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


The Fund may be appropriate for investors who:

     -    Have an aggressive risk tolerance

     -    Primarily seek growth from their investment

     - Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses


PRINCIPAL INVESTMENT STRATEGY

The All-Asset Aggressive Strategy Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Asset Allocation Funds. Please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and unless otherwise noted, each underlying fund listed below is a series of the Trust:

     - Domestic Equity Funds: S&P 500 Fund, Russell 2000(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Nova Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Mid-Cap 1.5x Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, Russell 2000(R) 1.5x Strategy Fund, All-Cap Opportunity Fund, S&P SmallCap 600 Pure Growth Fund and S&P SmallCap 600 Pure Value Fund

     - Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Security Income Fund High Yield Series, Security Income Fund U.S. Intermediate Bond Series and U.S. Government Money Market Fund

     - International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Opportunity Fund

     - Alternative Investment and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Global Market Neutral Fund, Global 130/30 Strategy Fund, and Long/Short Commodities Strategy Fund and Real Estate Fund

The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting www.rydex-sgi.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.


The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS


The All-Asset Aggressive Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Commodity-Linked Derivative Investment Risk

     -    Conflicts of Interest Risk

     -    Counterparty Credit Risk

     -    Credit Risk

     -    Currency Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Energy Sector Concentration Risk

     -    Exchange-Traded Notes Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    Fund of Funds Risk

     -    Geographic Concentration in Europe Risk

     -    Geographic Concentration in Japan Risk

     -    High Yield Risk

     -    Income Risk

     -    Industry Concentration Risk

     -    Interest Rate Risk

     -    Investment in Investment Companies Risk

     -    Investment Style Risk

     -    Investment Technique Risk

     -    Issuer Specific Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Liquidity Risk

     -    Market Risk

     -    Mid-Capitalization Securities Risk

     -    Real Estate Sector Concentration Risk

     -    Short Sales Risk

     -    Small-Capitalization Securities Risk

     -    Stable Price Per Share Risk

     -    Tax Risk

     -    Technology Sector Concentration Risk

     -    Tracking Error Risk

     -    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page 18 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 9


DESCRIPTIONS OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.


ALL-CAP OPPORTUNITY FUND

The All-Cap Opportunity Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.


COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index (formerly, the GSCI(R) Total Return Index) is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

EUROPE 1.25x STRATEGY FUND


The Europe 1.25x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2008, the Dow Jones STOXX 50(R) Index included companies with a capitalization range of $2.1 billion to $146.8 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. To the extent the Europe 1.25x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

GLOBAL 130/30 STRATEGY FUND

The Global 130/30 Strategy Fund seeks long-term capital appreciation. The Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets, that generally have a minimum market capitalization of $750 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market, and will sell short securities expected to underperform the market.

GLOBAL MARKET NEUTRAL FUND

The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market and will sell short securities expected to underperform the market. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long

Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% of that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds.


INTERNATIONAL OPPORTUNITY FUND

The International Opportunity Fund seeks long term capital appreciation. The International Opportunity Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of futures contracts, exchange-traded funds, some of which may be affiliated with the Fund, options on securities and currencies, and swap agreements, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares.

JAPAN 2x STRATEGY FUND

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2008, the Nikkei 225 Stock Average included companies with capitalizations ranging from $190 million to $108.6 billion. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (e.g., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

                                  PROSPECTUS 11


LONG/SHORT COMMODITIES STRATEGY FUND

The Long/Short Commodities Strategy Fund seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund's current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the "underlying index" or the "C-IGAR Sigma"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the percentage of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the percentage of the decrease in value of the underlying index. The underlying index is a quantitative rules-based momentum strategy, which examines commodity price trends and the consistency of those trends and references synthetic long or synthetic short positions in a limited number of commodity constituents. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI(TM) Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, Wheat).

MULTI-HEDGE STRATEGIES FUND

The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.

S&P 500 PURE GROWTH FUND

The S&P 500 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.1 billion to $406.1 billion. To the extent the S&P 500 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

S&P 500 PURE VALUE FUND

The S&P 500 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2008, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $489 million to $168 billion. To the extent the S&P 500 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.


MANAGED FUTURES STRATEGY FUND

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

MID-CAP 1.5x STRATEGY FUND


The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2008, the S&P MidCap 400 Index included companies with a capitalization range of $104 million to $5 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

S&P MIDCAP 400 PURE GROWTH FUND

The S&P MidCap 400 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $107 million to $5 billion. To the extent the S&P MidCap 400 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

S&P MIDCAP 400 PURE VALUE FUND

The S&P MidCap 400 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong value characteristics. As of December 31, 2008, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $104 million to $4.4 billion. To the extent the S&P MidCap 400 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NASDAQ-100(R) FUND

The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December 31, 2008, the NASDAQ-100 Index(R) included companies with capitalizations ranging from $422 million to $172.9 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2008, the S&P 500 Index included companies with a capitalization range of $489 million to $406.1 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.

                                  PROSPECTUS 13


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (collectively, "Real Estate Companies"). Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Real Estate Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

RUSSELL 2000(R) FUND

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

RUSSELL 2000(R) 1.5x STRATEGY FUND


The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2008, the Russell 2000(R) Index included companies with capitalizations ranging from $8 million to $3.3 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy

Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

RYDEX DYNAMIC FUNDS NASDAQ-100(R) 2x STRATEGY FUND


The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2008, the NASDAQ-100 Index(R) included companies with a capitalization range of $422 million to $172.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the NASDAQ-100(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS RUSSELL 2000(R) 2x STRATEGY FUND

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $8 million to $3.3 billion as of December 31, 2008. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the Russell 2000(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS S&P 500 2x STRATEGY FUND

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2008, the S&P 500(R) Index included companies with a capitalization range of $489 million to $406.1 billion. The Fund employs as its

                                  PROSPECTUS 15


investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


SECURITY INCOME FUND HIGH YIELD SERIES

The High Yield Series seeks high current income. Capital appreciation is a secondary objective.

SECURITY INCOME FUND U.S. INTERMEDIATE BOND SERIES

The U.S. Intermediate Bond Series seeks to provide current income.

S&P 500 FUND

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $489 million to $406.1 billion as of December 31, 2008. The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

S&P SMALLCAP 600 PURE GROWTH FUND


The S&P SmallCap 600 Pure Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong growth characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $32 million to $2 billion. To the extent the S&P SmallCap 600 Pure Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

S&P SMALLCAP 600 PURE VALUE FUND

The S&P SmallCap 600 Pure Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2008, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $15 million to $2.2 billion. To the extent the S&P SmallCap 600 Pure Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.


U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

                                  PROSPECTUS 17


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.


                                              ALL-ASSET CONSERVATIVE   ALL-ASSET MODERATE   ALL-ASSET AGGRESSIVE
                                                   STRATEGY FUND         STRATEGY FUND          STRATEGY FUND
                                              ----------------------   ------------------   --------------------
Commodity-Linked Derivative Investment Risk              X                      X                     X
Conflicts of Interest Risk                               X                      X                     X
Counterparty Credit Risk                                 X                      X                     X
Credit Risk                                              X                      X                     X
Currency Risk                                            X                      X                     X
Derivatives Risk                                         X                      X                     X
Early Closing Risk                                       X                      X                     X
Emerging Markets Risk                                    X                      X                     X
Energy Sector Concentration Risk                         X                      X                     X
Exchange-Traded Notes Risk                               X                      X                     X
Fixed Income Risk                                        X                      X                     X
Foreign Issuer Exposure Risk                             X                      X                     X
Fund of Funds Risk                                       X                      X                     X
Geographic Concentration in Europe Risk                  X                      X                     X
Geographic Concentration in Japan Risk                   X                      X                     X
High Yield Risk                                          X                      X                     X
Income Risk                                              X                      X                     X
Industry Concentration Risk                              X                      X                     X
Interest Rate Risk                                       X                      X                     X
Investment in Investment Companies Risk                  X                      X                     X
Investment Style Risk                                    X                      X                     X
Investment Technique Risk                                X                      X                     X
Issuer Specific Risk                                     X                      X                     X
Large-Capitalization Securities Risk                     X                      X                     X
Leveraging Risk                                          X                      X                     X
Liquidity Risk                                           X                      X                     X
Market Risk                                              X                      X                     X
Mid-Capitalization Securities Risk                       X                      X                     X
Real Estate Sector Concentration Risk                    X                      X                     X
Short Sales Risk                                         X                      X                     X
Small-Capitalization Securities Risk                     X                      X                     X
Stable Price Per Share Risk                              X                      X                     X
Tax Risk                                                 X                      X                     X
Technology Sector Concentration Risk                                            X                     X
Tracking Error Risk                                      X                      X                     X
Trading Halt Risk                                        X                      X                     X

DESCRIPTIONS OF PRINCIPAL RISKS


COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - Certain of the underlying funds' exposure to commodities markets may subject the Fund to greater volatility than investments in traditional investments. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     - INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - Certain underlying funds invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI and S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the underlying fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

          The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the underlying funds, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, an underlying fund may receive more or less principal than it originally invested. The underlying funds might receive interest payments that are more or less than the stated coupon interest payments.

     - STRUCTURED NOTE RISK - Certain of the underlying funds intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - Certain of the underlying funds in which the Fund may invest are subject to Counterparty Credit Risk. The underlying funds invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of certain underlying funds, structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an underlying fund bears the risk of loss of the amount expected to be received

                                  PROSPECTUS 19


under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying fund, this default will cause the value of the Fund's investment in the underlying fund to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and certain of the underlying funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an underlying fund's, and thus the Fund's, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     - CREDIT DEFAULT SWAP RISK - The Fund may invest in certain underlying funds, which may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. An underlying fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the underlying fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the underlying fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the underlying fund invests.

CREDIT RISK - The Fund may invest in certain underlying funds which are subject to Credit Risk. Credit risk is the risk that an underlying fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - Certain underlying funds' indirect and direct exposure to foreign currencies subjects the underlying funds, and thus the Fund, to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, certain underlying funds may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - Certain of the underlying funds may invest in derivatives, such as futures and options contracts, to pursue their respective investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

     The risks associated with the underlying funds' use of futures and options contracts include:

          - The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          - There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

          - Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

          - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          - Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


EMERGING MARKETS RISK - Certain of the underlying funds may expose the Fund to Emerging Markets Risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

ENERGY SECTOR CONCENTRATION RISK - Certain of the underlying funds are subject to the risk that the securities of issuers in the energy sector and energy sector commodities will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that an underlying fund's investments are concentrated in issuers conducting business in the energy sector, the underlying fund, and thus the Fund, are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

EXCHANGE-TRADED NOTES RISK - Certain of the underlying funds may invest in Exchange-traded Notes (ETNs), which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar

                                  PROSPECTUS 21


to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds (ETFs). However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund's decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME RISK - The Fund may invest in underlying funds, which may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise, and such periods may benefit certain underlying funds. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in certain underlying funds having to reinvest the proceeds in lower yielding coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in certain underlying funds may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to certain underlying funds, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - Certain of the underlying funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Certain underlying funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than that are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying fund. With respect to certain underlying funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.


In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, which is subject to Geographic Concentration in Europe Risk. Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Europe 1.25x Strategy Fund, and thus the Fund, could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).


GEOGRAPHIC CONCENTRATION IN JAPAN RISK - The Fund may invest in the Japan 2x Strategy Fund, which is subject to Geographic Concentration in Japan Risk. Targeting Japan could hurt the Japan 2x Strategy Fund's, and thus the Fund's, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 2x Strategy Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in certain underlying funds which are subject to High Yield Risk. The underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, an underlying fund may lose their entire respective investments.

The Fund may invest in the High Yield Strategy Fund, which seeks to correspond generally to the total return of the high yield bond market and thus an investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INCOME RISK - Certain of the underlying funds may expose the Fund to Income Risk. Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

INDUSTRY CONCENTRATION RISK - The Fund may invest in certain underlying funds which are subject to Industry Concentration Risk. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund, and thus the Fund, will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

                                  PROSPECTUS 23


INTEREST RATE RISK - Certain of the underlying funds may expose the fund to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.


INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and exchange-traded funds. In addition, certain of the underlying funds invest in shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in exchange-traded funds may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of exchange-traded fund shares has historically resulted in the market price of individual exchange-traded fund shares being at or near the net asset value of the exchange-traded fund's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.


     INVESTMENT IN THE SUBSIDIARY RISK - Certain underlying funds may invest up to 25% of their total assets in wholly-owned and controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). The Subsidiaries are not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, each Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each underlying fund wholly owns and controls its respective Subsidiary, and the underlying funds and the Subsidiaries are both managed by the Advisor, making it unlikely that the Subsidiaries will take action contrary to the interests of the underlying fund or their shareholders. While the Subsidiaries have their own board of directors that is responsible for overseeing the operations of the Subsidiaries, the underlying funds' Board has oversight responsibility for the investment activities of the underlying funds, including their investments in the Subsidiaries, and each underlying funds' role as the sole shareholder of its respective Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiaries, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the underlying funds in managing each Subsidiary's portfolio. It is not currently expected that shares of the Subsidiaries will be sold or offered to investors other than those of the underlying fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the underlying funds and their Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the underlying funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority tax, underlying fund shareholders, and thus Fund shareholders, may likely suffer decreased investment returns.

INVESTMENT STYLE RISK - The Fund may invest in the certain underlying funds, which are subject to Investment Style Risk. An underlying fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the underlying fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - The Fund may invest in the underlying funds, which may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose certain underlying funds to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, or in the case of other underlying funds, such as the Managed Futures Strategy Fund, the securities underlying the Managed Futures Strategy Fund's derivative investments, including: 1) the risk that an instrument is temporarily mis-priced; 2) credit or performance risk on the amount an underlying fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and an underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an underlying fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The Fund may invest in certain underlying funds, which are subject to Issuer Specific Risk. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to certain underlying funds, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of an investment in certain underlying funds to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the fund may invest in certain underlying funds which are subject to the risk that large-capitalizations stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in certain underlying funds, which invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the underlying fund's shares to be more volatile than if the underlying fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities. These underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed an underlying fund's investment income, resulting in greater losses. Because the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares, and thus the Fund's shares, will tend to

                                  PROSPECTUS 25


increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in certain underlying funds, which are subject to Liquidity Risk. In certain circumstances, it may be difficult for these underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in an underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and the certain underlying funds in which the Fund invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or the underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to Mid-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The fund may also invest in underlying funds which are subject to Mid-Capitalization Securities Risk because medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in certain underlying funds which are subject to Real Estate Sector Concentration Risk. Real Estate Sector Concentration Risk is the risk that the securities of real estate companies that certain underlying funds purchase will underperform the market as a whole. To the extent that the underlying funds' investments are concentrated in real estate companies, the underlying funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject certain underlying funds to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity real estate investment trusts or REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of certain underlying funds' investments in REITs.

SHORT SALES RISK - The Fund may invest in certain underlying funds, which are subject to Short Sales Risk. Short sales are transactions in which an underlying fund sells a security it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the underlying fund, and thus the Fund. For example, when an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. When an underlying fund sells short an equity security that pays a dividend, the underlying fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that an underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund may invest in certain underlying funds, which are subject to Small-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Certain underlying funds in which the fund may invest are subject to Small-Capitalization Securities Risk because small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


STABLE PRICE PER SHARE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


TAX RISK - The Fund may invest in certain underlying funds, which are subject to Tax Risk. As noted under "Commodity-Linked Derivative Investment Risk" above, certain underlying funds currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the underlying funds to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, the underlying funds must derive at least 90 percent of their gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which cer-

                                  PROSPECTUS 27


tain underlying funds invest will not be considered qualifying income after September 30, 2006. The underlying funds will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income. Certain underlying funds have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the underlying funds will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the underlying funds in a manner consistent with each fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the certain underlying funds' investment in the Subsidiaries is expected to provide the underlying funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The underlying funds have received a private letter ruling from the IRS that concludes that income from the underlying fund's investment in the Subsidiaries will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in certain underlying funds, which are subject to Technology Sector Concentration Risk. Technology Sector Concentration Risk is the risk that the securities of issuers in the technology sector that underlying funds purchase will underperform the market as a whole. To the extent that an underlying fund's investments are concentrated in issuers conducting business in the technology sector, the underlying funds, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/ earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds, which are subject to Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, the S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, Managed Futures Strategy Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 Strategy Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund, which seek to track their respective benchmarks on a daily basis, and the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund, which seek to track their respective benchmarks over time, are subject to mathematical compounding which may prevent an underlying fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause an underlying fund's and thus the Fund's performance to be less than you expect.


The Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.


TRADING HALT RISK - Certain underlying funds in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago

Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                  PROSPECTUS 29


FUND PERFORMANCE


The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar charts do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Shares returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

ALL-ASSET CONSERVATIVE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -3.86%.

                                   (BAR CHART)

2007     6.01%
2008   -10.47%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 2.25%                 (quarter ended 9/30/2008) -7.05%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -14.07%          -1.11%
Return After Taxes on Distributions                             -14.87%          -2.04%
Return After Taxes on Distributions and Sale of Fund Shares      -9.03%          -1.43%
Synthetic All-Asset Conservative Strategy Benchmark(1)          -12.08%           0.73%
Synthetic Essential Portfolio Conservative Benchmark(2)         -12.40%           0.25%
S&P 500 Index(2)                                                -37.00%         -10.88%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -11.33%           0.10%
Return After Taxes on Distributions                             -12.18%          -0.85%
Return After Taxes on Distributions and Sale of Fund Shares      -7.25%          -0.41%
Synthetic All-Asset Conservative Strategy Benchmark(1)          -12.08%           0.73%
Synthetic Essential Portfolio Conservative Benchmark(2)         -12.40%           0.25%
S&P 500 Index(2)                                                -37.00%         -10.88%

(1) EFFECTIVE JUNE 23, 2009, THE COMPOSITION OF THE BENCHMARK WAS CHANGED TO 32/8/60 RATIO OF THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE MSCI EAFE INDEX(R) AND THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE LARGEST 3,000 U.S. COMPANIES RANKED BY TOTAL MARKET CAPITALIZATION, REPRESENTING 98% OF THE U.S. INVESTABLE EQUITY MARKET. THE MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS, EXCLUDING THE U.S. AND CANADA. AS OF JUNE 2007, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX COVERS THE U.S. DOLLAR-DENOMINATED, INVESTMENT-GRADE, FIXED-RATE, TAXABLE BOND MARKET OF SEC-REGISTERED SECURITIES. THE INDEX INCLUDES BONDS FROM THE TREASURY, GOVERNMENT-RELATED, CORPORATE, MBS (AGENCY FIXED-RATE AND HYBRID ARM PASS-THROUGHS), ABS, AND CMBS SECTORS. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A COMPONENT OF THE U.S. UNIVERSAL INDEX IN ITS ENTIRETY. THE INDEX WAS CREATED IN 1986, WITH INDEX HISTORY BACKFILLED TO JANUARY 1, 1976. THE COMPOSITIONS OF THE COMPARATIVE BENCHMARKS WERE CHANGED BECAUSE THE ADVISOR BELIEVES THAT THE CHANGES TO THESE BENCHMARKS ARE THE MOST APPROPRIATE BENCHMARKS TO BE USED FOR COMPARATIVE PURPOSES GIVEN THE INVESTMENT STRATEGIES OF THE FUND.

(2) PRIOR TO JUNE 23, 2009, THE BENCHMARK REFLECTS A 40/60 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 31


ALL-ASSET MODERATE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -0.71%.

                                   (BAR CHART)

2007     5.69%
2008   -18.09%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 3.71%                 (quarter ended 9/30/2008) -8.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -21.35%          -4.17%
Return After Taxes on Distributions                             -21.65%          -5.21%
Return After Taxes on Distributions and Sale of Fund Shares     -13.75%          -4.03%
Synthetic All-Asset Moderate Strategy Benchmark(3)              -20.66%          -2.54%
Synthetic Essential Portfolio Moderate Benchmark(4)             -20.97%          -3.35%
S&P 500 Index(4)                                                -37.00%         -10.88%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -18.90%          -2.97%
Return After Taxes on Distributions                             -19.23%          -4.04%
Return After Taxes on Distributions and Sale of Fund Shares     -12.15%          -3.04%
Synthetic All-Asset Moderate Strategy Benchmark(3)              -20.66%          -2.54%
Synthetic Essential Portfolio Moderate Benchmark(4)             -20.97%          -3.35%
S&P 500 Index(4)                                                -37.00%         -10.88%

(3) EFFECTIVE JUNE 23, 2009, THE COMPOSITION OF THE BENCHMARK WAS CHANGED TO 48/12/40 RATIO OF THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE MSCI EAFE INDEX(R) AND THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE LARGEST 3,000 U.S. COMPANIES RANKED BY TOTAL MARKET CAPITALIZATION, REPRESENTING 98% OF THE U.S. INVESTABLE EQUITY MARKET. THE MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS, EXCLUDING THE U.S. AND CANADA. AS OF JUNE 2007, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX COVERS THE U.S. DOLLAR-DENOMINATED, INVESTMENT-GRADE, FIXED-RATE, TAXABLE BOND MARKET OF SEC-REGISTERED SECURITIES. THE INDEX INCLUDES BONDS FROM THE TREASURY, GOVERNMENT-RELATED, CORPORATE, MBS (AGENCY FIXED-RATE AND HYBRID ARM PASS-THROUGHS), ABS, AND CMBS SECTORS. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A COMPONENT OF THE U.S. UNIVERSAL INDEX IN ITS ENTIRETY. THE INDEX WAS CREATED IN 1986, WITH INDEX HISTORY BACKFILLED TO JANUARY 1, 1976. THE COMPOSITIONS OF THE COMPARATIVE BENCHMARKS WERE CHANGED BECAUSE THE ADVISOR BELIEVES THAT THE CHANGES TO THESE BENCHMARKS ARE THE MOST APPROPRIATE BENCHMARKS TO BE USED FOR COMPARATIVE PURPOSES GIVEN THE INVESTMENT STRATEGIES OF THE FUND.

(4) PRIOR TO JUNE 23, 2009, THE BENCHMARK REFLECTS A 60/40 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

ALL-ASSET AGGRESSIVE STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 1.60%.

                                   (BAR CHART)

2007     5.56%
2008   -25.58%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2007) 4.11%               (quarter ended 12/31/2008) -12.45%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -28.54%          -7.46%
Return After Taxes on Distributions                             -29.26%          -8.93%
Return After Taxes on Distributions and Sale of Fund Shares     -18.55%          -7.00%
Synthetic All-Asset Aggressive Strategy Benchmark(5)            -28.83%          -5.96%
Synthetic Essential Portfolio Aggressive Benchmark(6)           -29.26%          -7.19%
S&P 500 Index(6)                                                -37.00%         -10.88%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year     (6/30/2006)
--------------                                                -----------   ---------------
Return Before Taxes                                             -26.30%          -6.34%
Return After Taxes on Distributions                             -27.08%          -7.84%
Return After Taxes on Distributions and Sale of Fund Shares     -17.10%          -6.07%
Synthetic All-Asset Aggressive Strategy Benchmark(5)            -28.83%          -5.96%
Synthetic Essential Portfolio Aggressive Benchmark(6)           -29.26%          -7.19%
S&P 500 Index(6)                                                -37.00%         -10.88%

(5) EFFECTIVE JUNE 23, 2009, THE COMPOSITION OF THE BENCHMARK WAS CHANGED TO 64/16/20 RATIO OF THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE MSCI EAFE INDEX(R) AND THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE LARGEST 3,000 U.S. COMPANIES RANKED BY TOTAL MARKET CAPITALIZATION, REPRESENTING 98% OF THE U.S. INVESTABLE EQUITY MARKET. THE MSCI EAFE INDEX (EUROPE, AUSTRALASIA, FAR EAST) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS, EXCLUDING THE U.S. AND CANADA. AS OF JUNE 2007, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX COVERS THE U.S. DOLLAR-DENOMINATED, INVESTMENT-GRADE, FIXED-RATE, TAXABLE BOND MARKET OF SEC-REGISTERED SECURITIES. THE INDEX INCLUDES BONDS FROM THE TREASURY, GOVERNMENT-RELATED, CORPORATE, MBS (AGENCY FIXED-RATE AND HYBRID ARM PASS-THROUGHS), ABS, AND CMBS SECTORS. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A COMPONENT OF THE U.S. UNIVERSAL INDEX IN ITS ENTIRETY. THE INDEX WAS CREATED IN 1986, WITH INDEX HISTORY BACKFILLED TO JANUARY 1, 1976. THE COMPOSITIONS OF THE COMPARATIVE BENCHMARKS WERE CHANGED BECAUSE THE ADVISOR BELIEVES THAT THE CHANGES TO THESE BENCHMARKS ARE THE MOST APPROPRIATE BENCHMARKS TO BE USED FOR COMPARATIVE PURPOSES GIVEN THE INVESTMENT STRATEGIES OF THE FUND.

(6) PRIOR TO JUNE 23, 2009, THE BENCHMARK REFLECTS A 80/20 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX. THE S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. THE LEHMAN AGGREGATE BOND INDEX MEASURES THE PERFORMANCE OF THE TOTAL UNITED STATES INVESTMENT GRADE BOND MARKET, WHICH INCLUDES INVESTMENT GRADE U.S. TREASURY BONDS, GOVERNMENT RELATED BONDS, INVESTMENT GRADE CORPORATE BONDS, MORTGAGE PASS-THROUGH SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THAT ARE PUBLICLY OFFERED FOR SALE N THE UNITED STATES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 33


FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                           ALL-ASSET           ALL-ASSET           ALL-ASSET
                                                                          CONSERVATIVE          MODERATE           AGGRESSIVE
                                                                            STRATEGY            STRATEGY            STRATEGY
                                                                       -----------------   -----------------   -----------------
                                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
                                                                       -------   -------   -------   -------   -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   Maximum Sales Charge (Load) Imposed On Purchases
      (as a percentage of initial purchase price)(2)                   4.75%      None     4.75%      None     4.75%      None
   Maximum Deferred Sales Charge (Load) (as a percentage of initial
      purchase price or current market value, whichever is lower)(3)   None(4)    1.00%    None(4)    1.00%    None(4)    1.00%
   Redemption Fees on Shares Redeemed Within 30 Days of Purchase
      (as a percentage of amount redeemed, if applicable)(5)           1.00%      1.00%    1.00%      1.00%    1.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        None       None     None       None     None       None
Distribution And/Or Shareholder Service (12b-1) Fees(6)                None       0.75%    None       0.75%    None       0.75%
Other Expenses(7)                                                      0.00%      0.00%    0.00%      0.00%    0.02%      0.02%
Acquired Fund Fees and Expenses(8)                                     1.56%      1.56%    1.62%      1.62%    1.67%      1.67%
                                                                       ----       ----     ----       ----     ----       ----
Total Annual Fund Operating Expenses                                   1.56%      2.31%    1.62%      2.37%    1.69%      2.44%
                                                                       ====       ====     ====       ====     ====       ====

(1) THE FUNDS WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)  FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
     SHARES."

(6) EACH UNDERLYING FUND PAYS A 0.25% DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12B-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE 12B-1 FEES PAID BY THE UNDERLYING FUNDS FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. THE DISTRIBUTOR WILL ALSO USE THE RULE 12B-1 FEES PAID BY THE C-CLASS SHARES OF THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE C-CLASS SHARES OF THE FUND.

(7) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL "OTHER EXPENSES" OF THE FUND, EXCLUDING ACQUIRED FUND FEES AND EXPENSES, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

(8) AS A SHAREHOLDER IN CERTAIN UNDERLYING FUNDS (THE "ACQUIRED FUNDS"), THE FUNDS WILL INDIRECTLY BEAR THEIR PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUNDS' ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES," IN GENERAL, WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUNDS' ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.


The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
ALL-ASSET CONSERVATIVE STRATEGY - A-CLASS SHARES               $626      $944     $1,285    $2,243
ALL-ASSET CONSERVATIVE STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $334      $721     $1,235    $2,646
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $234      $721     $1,235    $2,646
ALL-ASSET MODERATE STRATEGY- A-CLASS SHARES                    $632      $962     $1,314    $2,306
ALL-ASSET MODERATE STRATEGY- C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $340      $739     $1,265    $2,706
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $240      $739     $1,265    $2,706
ALL-ASSET AGGRESSIVE STRATEGY- A-CLASS SHARES                  $639      $982     $1,349    $2,378
ALL-ASSET AGGRESSIVE STRATEGY- C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $347      $761     $1,301    $2,776
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $247      $761     $1,301    $2,776

                                  PROSPECTUS 35


MORE INFORMATION ABOUT THE FUNDS:

ADVISOR'S INVESTMENT METHODOLOGY


Essential Portfolio Theory, or EPT, attempts to maximize returns for a benchmark-targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income and money market securities, or alternative investments and alternative investment strategies.

In seeking to achieve the goal of maximizing returns for each Fund's risk level, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Asset Allocation Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:


     - TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

     - COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

     - OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

     - MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

     - INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

     - IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.


     - EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of over concentration of an asset class in a volatile market.


TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

     UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

     It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. While the Funds do not use leverage as part of their investment strategies, they may invest in underlying funds that do. In such cases, the Funds will be indirectly subject to the effects of compounding. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

     Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

     Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

     The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

     The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.


     In order to isolate the impact of leverage, the hypothetical graphs assume
     (i) no tracking error (see "Tracking Error Risk" under Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying certain of the underlying funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2008 of the indices underlying certain of the underlying funds' benchmarks is as follows: Dow Jones STOXX 50(R)Index - 13.18%; NASDAQ-100 Index(R)- 18.92%; Nikkei 225 Stock Average - 19.57%; Russell 2000(R)Index - 18.11%;
     S&P 500 Index - 12.86%; and S&P MidCap 400 Index - 16.56%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the underlying funds.


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                                  PROSPECTUS 37

                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358

                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Single direct purchases of C-Class Shares of a Fund in an amount of $1 million or more will be placed into A-Class Shares of that Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                  PROSPECTUS 39


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      CUT-OFF TIME
------                      ------------
By Mail                     Market Close
By Phone                    Market Close
By Internet                 Market Close
By Financial Intermediary   Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee and sales charges. Each Fund calculates its NAV by:

          -    Taking the current market value of its total assets

          -    Subtracting any liabilities

          - Dividing that amount by the total number of shares owned by shareholders


     The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
     - www.rydex-sgi.com.


     In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

     More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.


SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                     SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                 OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------                 -----------------   --------------------
Less than $100,000                         4.75%                 4.99%
$100,000 but less than $250,000            3.75%                 3.90%
$250,000 but less than $500,000            2.75%                 2.83%
$500,000 but less than $1,000,000          1.60%                 1.63%
$1,000,000 or greater                         *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.


In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Services Center" tab of www.rydex-sgi.com, from the statement of additional information or from your financial adviser.


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.


     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

                                  PROSPECTUS 41


     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - Repurchase of A-Class Shares. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or


     -    resulting from required minimum distributions


The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                  PROSPECTUS 43



                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL                                           Make your check payable to RYDEX INVESTMENTS.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.               Include the name of the Rydex Fund(s) you want to purchase on your check.

CALL RYDEX
CLIENT SERVICES               IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
TO REQUEST A RETIREMENT             CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
ACCOUNT INVESTOR                                            IN A SEPARATE PROSPECTUS.
APPLICATION KIT.
                                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                              NEW MAILING ADDRESSES:

                                         STANDARD DELIVERY                               OVERNIGHT DELIVERY

                                         Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                200 SW 6th Street
                                       Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
BY WIRE
                           -    Account Number
RYDEX CLIENT SERVICES
PHONE NUMBER:              -    Fund Name
800.820.0888
OR                         -    Amount of Wire
301.296.5406
                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                               IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                                       NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                                                            IN A SEPARATE PROSPECTUS.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subsequent
                           to complete the "Electronic Investing via       purchase send written purchase instructions
                           ("ACH")" section. Then, fax it to Rydex (ONLY   that include:
                           Individual, Joint and UGMA/UTMA accounts may
BY ACH (FAX)               be opened by fax).                              -    YOUR NAME

RYDEX FAX NUMBER:          -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103                    INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD).
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

                                  PROSPECTUS 45


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.


REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:


                     STANDARD DELIVERY                   OVERNIGHT DELIVERY
            ------------------------------------   -----------------------------
                      Rydex Investments                  Rydex Investments
MAIL                  Attn: Ops. Dept.                    Attn: Ops. Dept.
                       P.O. Box 758567                   200 SW 6th Street
                    Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5103
FAX         If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS


To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.


EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                  PROSPECTUS 47



                     STANDARD DELIVERY                   OVERNIGHT DELIVERY
            ------------------------------------   -----------------------------
                      Rydex Investments                  Rydex Investments
MAIL                   Attn: Ops. Dept.                   Attn: Ops. Dept.
                       P.O. Box 758567                   200 SW 6th Street
                    Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5101
FAX         If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:


     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS IN THIS PROSPECTUS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

                                  PROSPECTUS 49


SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts


     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.


Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year, any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.


ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.


REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multi-ple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares, but generally do not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of a Fund. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underly-

                                  PROSPECTUS 51


ing funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS


- Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subect to certain limitations.

- Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

- Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

- A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

- If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                  PROSPECTUS 53


As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreements are available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Funds, including the Multi-Hedge Strategies Fund. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternative Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds' 2009 Annual Report. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or
301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.



                                               NET REALIZED      NET INCREASE
                     NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
YEAR ENDED           OF PERIOD     (LOSS)+    ON INVESTMENTS   FROM OPERATIONS     INCOME***        GAINS***     DISTRIBUTIONS
----------           ---------   ----------   --------------   ---------------   -------------   -------------   -------------
ALL-ASSET CONSERVATIVE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009      $10.74      $ .28          $(2.08)           $(1.80)          $(.14)          $(.16)          $(.30)
   March 31, 2008       10.70        .26             .12               .38            (.22)           (.14)           (.36)
   March 31, 2007*      10.00        .20             .56               .76            (.09)             --            (.09)
ALL-ASSET CONSERVATIVE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009       10.60        .28           (2.12)            (1.84)           (.14)           (.16)           (.30)
   March 31, 2008       10.65        .17             .12               .29            (.22)           (.14)           (.36)
   March 31, 2007*      10.00        .08             .63               .71            (.09)             --            (.09)
ALL-ASSET MODERATE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009       10.18        .20           (2.31)            (2.11)           (.02)           (.12)           (.14)
   March 31, 2008       10.56        .17            (.24)             (.07)           (.12)           (.19)           (.31)
   March 31, 2007*      10.00        .18             .79               .97            (.10)           (.32)           (.42)
ALL-ASSET MODERATE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009       10.05        .11           (2.25)            (2.14)           (.02)           (.12)           (.14)
   March 31, 2008       10.50        .10            (.24)             (.14)           (.12)           (.19)           (.31)
   March 31, 2007*      10.00        .11             .80               .91            (.10)           (.32)           (.42)
ALL-ASSET AGGRESSIVE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009        9.69        .12           (2.60)            (2.48)           (.22)           (.01)           (.23)
   March 31, 2008       10.28        .11            (.48)             (.37)           (.06)           (.16)           (.22)
   March 31, 2007*      10.00        .24             .77              1.01            (.10)           (.64)           (.74)
ALL-ASSET AGGRESSIVE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009        9.56        .05           (2.56)            (2.51)           (.22)           (.01)           (.23)
   March 31, 2008       10.22        .06            (.50)             (.44)           (.06)           (.16)           (.22)
   March 31, 2007*      10.00       (.03)            .98               .95            (.10)           (.64)           (.74)

                                                                  RATIOS TO
                                                             AVERAGE NET ASSETS:
                                                           -----------------------
                                  NET ASSET                                 NET                   NET ASSETS,
                     REDEMPTION     VALUE,       TOTAL                  INVESTMENT   PORTFOLIO       END OF
                        FEES        END OF    INVESTMENT      TOTAL       INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED            COLLECTED     PERIOD     RETURN+++   EXPENSES++     (LOSS)        RATE        OMITTED)
----------           ----------   ---------   ----------   ----------   ----------   ---------   -------------
ALL-ASSET CONSERVATIVE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009      $ --SS       $ 8.64     (17.05)%      0.00%        2.84%         230%     $ 2,274
   March 31, 2008       .02          10.74       3.70%       0.01%        2.39%         119%       4,431
   March 31, 2007*      .03          10.70       7.94%       0.01%**      2.47%**       105%         782
ALL-ASSET CONSERVATIVE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO CONSERVATIVE FUND)
   MARCH 31, 2009        --SS         8.46     (17.65)%      0.75%        2.87%         230%       5,107
   March 31, 2008       .02          10.60       2.86%       0.75%        1.53%         119%       5,074
   March 31, 2007*      .03          10.65       7.44%       0.76%**      1.05%**       105%       2,804
ALL-ASSET MODERATE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009        --SS         7.93     (20.85)%      0.00%        2.14%         220%       7,907
   March 31, 2008        --SS        10.18      (0.75)%      0.01%        1.58%         125%      10,214
   March 31, 2007*      .01          10.56       9.90%       0.00%**      2.26%**        66%       9,719
ALL-ASSET MODERATE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO MODERATE FUND)
   MARCH 31, 2009        --SS         7.77     (21.42)%      0.75%        1.22%         220%      17,885
   March 31, 2008        --SS        10.05      (1.43)%      0.76%        0.90%         125%      30,282
   March 31, 2007*      .01          10.50       9.29%       0.75%**      1.34%**        66%      18,551
ALL-ASSET AGGRESSIVE STRATEGY FUND A-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009        --SS         6.98     (25.81)%      0.02%        1.40%         278%       5,389
   March 31, 2008        --SS         9.69      (3.77)%      0.01%        1.01%         120%       8,596
   March 31, 2007*      .01          10.28      10.37%       0.00%**      3.11%**        92%      13,854
ALL-ASSET AGGRESSIVE STRATEGY FUND C-CLASS (FORMERLY, ESSENTIAL PORTFOLIO AGGRESSIVE FUND)
   MARCH 31, 2009        --SS         6.82     (26.48)%      0.77%        0.59%         278%       4,667
   March 31, 2008        --SS         9.56      (4.48)%      0.76%        0.60%         120%       6,178
   March 31, 2007*      .01          10.22       9.76%       0.75%**     (0.34)%**       92%       6,537

*    SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

**   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS
     INVEST.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS   LESS THAN $.01 PER SHARE.

                                  PROSPECTUS 55


ADDITIONAL INFORMATION


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("http://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

                                  PROSPECTUS 57


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

                                       58


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

                                  PROSPECTUS 59


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

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road,
Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
REPTAC-1-0809x0810

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                    ALTERNATIVES

                                         RYDEX | SGI MULTI-HEDGE STRATEGIES FUND
                                     (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ALTERNATIVE FUND
   MULTI-HEDGE STRATEGIES FUND ...........................................     2
PRINCIPAL RISKS OF INVESTING IN THE FUND .................................     3
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................     4
FUND PERFORMANCE .........................................................    10
FUND FEES AND EXPENSES ...................................................    11
MORE INFORMATION ABOUT THE FUND ..........................................    13
INVESTMENT METHODOLOGY ...................................................    13
SHAREHOLDER INFORMATION ..................................................    15
TRANSACTION INFORMATION ..................................................    16
BUYING FUND SHARES .......................................................    17
SELLING FUND SHARES ......................................................    20
EXCHANGING FUND SHARES ...................................................    21
RYDEX ACCOUNT POLICIES ...................................................    22
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    25
DIVIDENDS AND DISTRIBUTIONS ..............................................    25
TAX INFORMATION ..........................................................    26
MANAGEMENT OF THE FUND ...................................................    27
FINANCIAL HIGHLIGHTS .....................................................    30
ADDITIONAL INFORMATION ...................................................    31

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - www.rydex-sgi.com

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the Rydex|SGI Mutli-Hedge Strategies Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone. UNLIKE MOST OTHER RYDEX FUNDS,
THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)

H-CLASS (RYMSX)

FUND OBJECTIVE

The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.
The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                  PROSPECTUS 3


The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

PRINCIPAL RISKS

The Multi-Hedge Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    High Yield Risk

     -    Investment in Investment Companies Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies.

                                  PROSPECTUS 5


Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund

                                  PROSPECTUS 7


had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     EXCHANGE-TRADED FUND ("ETF") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

     INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may employ leverage and may invest in leveraged instruments. The more the Fund invests in leveraged instruments, including borrowing, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively

                                  PROSPECTUS 9


impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MULTI-HEDGE STRATEGIES FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.(1)

                             (PERFORMANCE GRAPH)

2006     6.60%
2007     4.00%
2008   -18.20%

1) THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -4.54%.

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 3.78%               (quarter ended 12/31/2008) -10.44%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                     SINCE INCEPTION
H-CLASS SHARES                                        PAST 1 YEAR      (9/19/2005)
---------------                                        -----------   ---------------
Return Before Taxes                                      -18.20%          -2.98%
Return After Taxes on Distributions                      -18.44%          -3.62%
Return After Taxes on Distributions and Sale of Fund
   Shares                                                -11.83%          -2.83%
HFRX Global Hedge Fund Index(2)                          -23.10%          -3.49%

2) EFFECTIVE NOVEMBER 1, 2008, THE COMPARATIVE BENCHMARK FOR THE FUND CHANGED FROM THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX TO THE HFRX GLOBAL HEDGE FUND INDEX BECAUSE THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX CEASED OPERATIONS. BECAUSE THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX CEASED OPERATIONS PRIOR TO DECEMBER 31, 2008, AVERAGE ANNUAL TOTAL RETURNS CAN NOT BE CALCULATED. THE HFRX GLOBAL HEDGE FUND INDEX IS DESIGNED TO BE REPRESENTATIVE OF THE OVERALL COMPOSITION OF THE HEDGE FUND UNIVERSE. IT IS COMPRISED OF EIGHT STRATEGIES; CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EQUITY HEDGE, EQUITY MARKET NEUTRAL, EVENT DRIVEN, MACRO, MERGER ARBITRAGE, AND RELATIVE VALUE ARBITRAGE. THE STRATEGIES ARE ASSET WEIGHTED BASED ON THE DISTRIBUTION OF ASSETS IN THE HEDGE FUND INDUSTRY. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 11


FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)

REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE
(as a percentage of amount redeemed, if applicable)(2)                     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees of the Fund and Subsidiary(3)                              1.44%
Distribution Or Shareholder Service (12b-1) Fees                           0.25%
Other Expenses
   Other Expenses of the Fund(4)                                           0.01%
   Other Expenses of the Subsidiary(5)                                     0.01%
   Short Dividend Expenses(6)                                              0.66%
   Total Other Expenses(5)                                                 0.68%
Acquired Fund Fees and Expenses(7)                                         0.07%
                                                                           ----
Total Annual Fund Operating Expenses                                       2.44%
                                                                           ====
Less Fee Waivers(8)                                                        0.29%
                                                                           ----
Total Net Operating Expenses                                               2.15%
                                                                           ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2)  FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
     SHARES."

(3) THE FUND MAY INVEST IN A SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

(4) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(5) "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. THIS INCLUDES "OTHER EXPENSES OF THE SUBSIDIARY" WHICH ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY," AND THEREFORE "TOTAL OTHER EXPENSES," IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(6) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.49%.

(7) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(8) THE FUND'S SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

MULTI-HEDGE STRATEGIES   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------   ------   -------   -------   --------
H-Class Shares            $218     $673      $1,154    $2,483

                                  PROSPECTUS 13


MORE INFORMATION ABOUT THE FUND:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

As the result of market observations and internal and external research, the Advisor believes that many hedge fund strategies can be replicated through systematic directional and non-directional positions. These hedge fund strategies can be combined with the objective of creating a returns stream which is differentiated from traditional systematic sources of equity and bond returns (i.e. Beta). The Advisor utilizes several proprietary quantitative models and market insights to allocate between its five investment strategies with the intent of generating capital appreciation while managing risk.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

     - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

     - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

     - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

     - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

     - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

     - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

     - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

     - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL ILLIQUIDITY Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

     - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

     - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

     - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                 PROSPECTUS 15


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      CUT-OFF TIME
------                      ------------
By Mail                     Market Close
By Phone                    Market Close
By Internet                 Market Close
By Financial Intermediary   Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

The Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

In calculating NAV, the Fund generally values its investment portfolios based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

More information about the valuation of the Fund's holdings can be found in the SAI.

                                 PROSPECTUS 17


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR
FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL                                           Make your check payable to RYDEX INVESTMENTS.

                                      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE                    Include the name of the Rydex Fund(s) you want to purchase on your check.
ADDITIONAL PAPERWORK.

CALL RYDEX                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
CLIENT SERVICES                     CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
TO REQUEST A RETIREMENT                                     IN A SEPARATE PROSPECTUS.
ACCOUNT INVESTOR
APPLICATION KIT.                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                               MAILING ADDRESSES:

                                         STANDARD DELIVERY                               OVERNIGHT DELIVERY

                                         Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                200 SW 6th Street
                                       Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                  PROSPECTUS 19


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
BY WIRE
                           -    Account Number
RYDEX CLIENT SERVICES
PHONE NUMBER:              -    Fund Name
800.820.0888
OR                         -    Amount of Wire
301.296.5406
                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                               IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                                       NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                                                            IN A SEPARATE PROSPECTUS.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subsequent
                           to complete the "Electronic Investing via       purchase send written purchase instructions
                           ("ACH")" section. Then, fax it to Rydex (ONLY   that include:
                           Individual, Joint and UGMA/UTMA accounts may
BY ACH (FAX)               be opened by fax).                              -    YOUR NAME

RYDEX FAX                  -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
NUMBER: 301.296.5103            INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD).
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                     STANDARD DELIVERY               OVERNIGHT DELIVERY
            ------------------------------------  ----------------------
MAIL                Rydex Investments               Rydex Investments
                      Attn: Ops. Dept.                Attn: Ops. Dept.
                      P.O. Box 758567                200 SW 6th Street
                   Topeka, KS 66675-8567           Topeka, KS 66603-3704

            301.296.5103

FAX         If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified

                                 PROSPECTUS 21


plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                     STANDARD DELIVERY               OVERNIGHT DELIVERY
           ------------------------------------    ---------------------
    MAIL             Rydex Investments               Rydex Investments
                      Attn: Ops. Dept.                Attn: Ops. Dept.
                      P.O. Box 758567                200 SW 6th Street
                   Topeka, KS 66675-8567           Topeka, KS 66603-3704

            301.296.5101

    FAX     If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

 INTERNET   Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-HEDGE STRATEGIES FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

                                  PROSPECTUS 23


CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund does not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee at its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders

                                  PROSPECTUS 25


at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

In addition, Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

                                  PROSPECTUS 27


     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.
In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                                                ADVISORY FEE
----                                                                ------------
MULTI-HEDGE STRATEGIES...........................................         1.15%

The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 1.15% based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

                                  PROSPECTUS 29


RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Fund, as well as the High Yield Strategy and Inverse High Yield Strategy Funds, which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for the period ended March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                                       NET
                                                     INCREASE
                                            NET     (DECREASE)
                                          REALIZED    IN NET
                                            AND        ASSET
                   NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                     VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET                  REDEMPTION
                   BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL         FEES
YEAR ENDED         OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS  COLLECTED
----------         --------- ---------- ----------- ---------- ------------- ------------- ------------- -----------
MULTI-HEDGE STRATEGIES FUND (FORMERLY ABSOLUTE RETURN STRATEGIES FUND) H-CLASS

   MARCH 31, 2009   $24.63    $(.07)     $(4.40)     $(4.47)      $(.12)       $(.06)         $(.18)       $ --ss
   March 31, 2008    26.46      .58       (1.53)       (.95)       (.79)        (.09)          (.88)         --ss
   March 31, 2007    25.53      .72         .80        1.52        (.38)        (.22)          (.60)        .01
   March 31, 2006*   25.00      .29         .25         .54        (.07)          --           (.07)        .06



                                                   RATIOS TO
                                              AVERAGE NET ASSETS:                   NET
                                        ------------------------------             ASSETS,
                   NET ASSET                                    NET                END OF
                     VALUE,     TOTAL                       INVESTMENT PORTFOLIO   PERIOD
                     END OF  INVESTMENT   TOTAL  OPERATING    INCOME    TURNOVER   (000'S
YEAR ENDED           PERIOD  RETURN+++  EXPENSES EXPENSES     (LOSS)      RATE    OMITTED)
----------         --------- ---------- -------- ---------- ---------- --------- ----------
MULTI-HEDGE STRATEGIES FUND (FORMERLY ABSOLUTE RETURN STRATEGIES FUND) H-CLASS

   MARCH 31, 2009   $19.98   (18.17)%   2.07%     1.41%     (0.31)%     1,578%   $ 63,229
   March 31, 2008    24.63    (3.71)%   1.95%     1.39%      2.21%        509%    141,483
   March 31, 2007    26.46      6.09%   1.90%     1.40%      2.78%        298%    176,187
   March 31, 2006*   25.53      2.40%   1.83%**   1.41%**    2.18%**      127%     30,796

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     SEPTEMBER 19, 2005 -- MULTI-HEDGE STRATEGIES FUND (FORMERLY ABSOLUTE RETURN STRATEGIES FUND) H CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

ss   LESS THAN $.01 PER SHARE.

                                  PROSPECTUS 31


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

                                  PROSPECTUS 33


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

                                       34


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

                                  PROSPECTUS 35


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

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road, Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
MHSH-1-0809x0510

                                                              RYDEX SERIES FUNDS

                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                    ALTERNATIVES

                                         RYDEX | SGI MULTI-HEDGE STRATEGIES FUND
                                     (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ALTERNATIVE FUND
   MULTI-HEDGE STRATEGIES FUND ............................................    2
PRINCIPAL RISKS OF INVESTING IN THE FUND ..................................    3
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    4
FUND PERFORMANCE ..........................................................   10
FUND FEES AND EXPENSES ....................................................   11
MORE INFORMATION ABOUT THE FUND ...........................................   13
INVESTMENT METHODOLOGY ....................................................   13
SHAREHOLDER INFORMATION ...................................................   15
TRANSACTION INFORMATION ...................................................   15
SALES CHARGES .............................................................   17
   A-CLASS SHARES .........................................................   17
   C-CLASS SHARES .........................................................   19
BUYING FUND SHARES ........................................................   19
SELLING FUND SHARES .......................................................   22
EXCHANGING FUND SHARES ....................................................   23
RYDEX ACCOUNT POLICIES ....................................................   24
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   27
DIVIDENDS AND DISTRIBUTIONS ...............................................   28
TAX INFORMATION ...........................................................   28
MANAGEMENT OF THE FUND ....................................................   30
FINANCIAL HIGHLIGHTS ......................................................   32
ADDITIONAL INFORMATION ....................................................   33

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES

           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 - 301.296.5100 - www.rydex-sgi.com

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the Rydex | SGI Multi-Hedge Strategies Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site -www.rydex-sgi.com- or over the phone. UNLIKE MOST OTHER RYDEX FUNDS, THE FUND IS INTENDED FOR LONG-TERM INVESTMENT PURPOSES ONLY, AND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)

A-CLASS (RYMQX)                                                  C-CLASS (RYMRX)

FUND OBJECTIVE

The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                  PROSPECTUS 3


The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

PRINCIPAL RISKS

The Multi-Hedge Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Counterparty Credit Risk

     -    Currency Risk

     -    Depositary Receipt Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Emerging Markets Risk

     -    Fixed Income Risk

     -    Foreign Issuer Exposure Risk

     -    High Yield Risk

     -    Investment in Investment Companies Risk

     -    Large-Capitalization Securities Risk

     -    Leveraging Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Short Sales Risk

     -    Small-Capitalization and Mid-Capitalization Securities Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

     CREDIT DEFAULT SWAP RISK - The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory,

                                  PROSPECTUS 5


market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

          - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

          - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

          - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an

                                  PROSPECTUS 7


exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

     EXCHANGE-TRADED FUND ("ETF") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

     INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may employ leverage and may invest in leveraged instruments. The more the Fund invests in leveraged instruments, including borrowing, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to

                                  PROSPECTUS 9


lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the A-Class and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Share returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

MULTI-HEDGE STRATEGIES FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS -4.86%.

                                   (BAR CHART)

2006     5.76%
2007     3.22%
2008   -18.85%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 3.65%               (quarter ended 12/31/2008) -10.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            SINCE INCEPTION
A- CLASS SHARES                                               PAST 1 YEAR     (9/19/2005)
---------------                                               -----------   ---------------
Return Before Taxes                                             -22.11%          -4.43%
Return After Taxes on Distributions                             -22.33%          -5.07%
Return After Taxes on Distributions and Sale of Fund Shares     -14.36%          -4.04%
HFRX Global Hedge Fund Index(2)                                 -23.10%          -3.49%

                                                                            SINCE INCEPTION
C- CLASS SHARES                                               PAST 1 YEAR     (9/19/2005)
---------------                                               -----------   ---------------
Return Before Taxes                                             -19.66%          -3.72%
Return After Taxes on Distributions                             -19.90%          -4.37%
Return After Taxes on Distributions and Sale of Fund Shares     -12.77%          -3.45%
HFRX Global Hedge Fund Index(2)                                 -23.10%          -3.49%

(2) EFFECTIVE NOVEMBER 1, 2008, THE COMPARATIVE BENCHMARK FOR THE FUND CHANGED FROM THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX TO THE HFRX GLOBAL HEDGE FUND INDEX BECAUSE THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX CEASED OPERATIONS. BECAUSE THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX CEASED OPERATIONS PRIOR TO DECEMBER 31, 2008, AVERAGE ANNUAL TOTAL RETURNS CAN NOT BE CALCULATED. THE HFRX GLOBAL HEDGE FUND INDEX IS DESIGNED TO BE REPRESENTATIVE OF THE OVERALL COMPOSITION OF THE HEDGE FUND UNIVERSE. IT IS COMPRISED OF EIGHT STRATEGIES; CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EQUITY HEDGE, EQUITY MARKET NEUTRAL, EVENT DRIVEN, MACRO, MERGER ARBITRAGE, AND RELATIVE VALUE ARBITRAGE. THE STRATEGIES ARE ASSET WEIGHTED BASED ON THE DISTRIBUTION OF ASSETS IN THE HEDGE FUND INDUSTRY. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                  PROSPECTUS 11


FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares and C-Class Shares of the Fund

                                                                    A-CLASS   C-CLASS
                                                                    -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
   (as a percentage of initial purchase price)(2)                   4.75%      None
MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a percentage of initial
   purchase price or current market value, whichever is lower)(3)   None(4)    1.00%
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE
   (as a percentage of amount redeemed, if applicable)(5)           1.00%      1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES OF THE FUND AND SUBSIDIARY(6)                       1.44%      1.44%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES                   0.25%      1.00%
OTHER EXPENSES(7)
   OTHER EXPENSES OF THE SUBSIDIARY(8)                              0.01%      0.01%
   SHORT DIVIDEND EXPENSES(9)                                       0.69%      0.67%
   TOTAL OTHER EXPENSES(8)                                          0.70%      0.68%
ACQUIRED FUND FEES AND EXPENSES(10)                                 0.07%      0.07%
TOTAL ANNUAL FUND OPERATING EXPENSES(6)                             2.46%      3.19%
LESS MANAGEMENT FEE WAIVER(11)                                      0.29%      0.29%
                                                                    ----       ----
NET TOTAL ANNUAL OPERATING EXPENSES                                 2.17%      2.90%
                                                                    ====       ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5)  FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
     SHARES."

(6) THE FUND MAY INVEST IN A SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

(7) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

(8) "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. THIS INCLUDES "OTHER EXPENSES OF THE SUBSIDIARY" WHICH ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY," AND THEREFORE "TOTAL OTHER EXPENSES," IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(9) SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE LENDER OF THE SECURITIES SOLD SHORT AND RECORDS THIS AS AN EXPENSE OF THE FUND AND REFLECTS THE EXPENSE IN ITS FINANCIAL STATEMENTS. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY HAS THE EFFECT OF REDUCING THE MARKET VALUE OF THE SHORTED SECURITY - THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE FUND WOULD HAVE EQUALED 1.48% FOR A-CLASS SHARES AND 2.23% FOR C-CLASS SHARES.

(10) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(11) THE FUND'S SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

MULTI-HEDGE STRATEGIES             1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------             ------   -------   -------   --------
A-CLASS SHARES                      $685     $1,122    $1,584    $2,859
C-CLASS SHARES
  IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:             $393     $  898    $1,528    $3,223
  IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:      $293     $  898    $1,528    $3,223

                                  PROSPECTUS 13


MORE INFORMATION ABOUT THE FUND:

INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

As the result of market observations and internal and external research, the Advisor believes that many hedge fund strategies can be replicated through systematic directional and non-directional positions. These hedge fund strategies can be combined with the objective of creating a returns stream which is differentiated from traditional systematic sources of equity and bond returns (i.e. Beta). The Advisor utilizes several proprietary quantitative models and market insights to allocate between its five investment strategies with the intent of generating capital appreciation while managing risk.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

     - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

     - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

     - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

     - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

     - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

     - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

     - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

     - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

     - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

     - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

     - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 15


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Single direct purchases of C-Class Shares of the Fund in an amount of $1 million or more will be placed into A-Class Shares of the Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

          - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

          - Attach a copy of the trust document when establishing a trust account.

          - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

          - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

          -    BE SURE TO SIGN THE APPLICATION.

          - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      CUT-OFF TIME
------                      -------------
By Mail                     Market Close
By Phone                    Market Close
By Internet                 Market Close
By Financial Intermediary   Market Close*

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

     CALCULATING NAV

     The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges and/or redemption fees. The Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

     The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
     Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site
     - www.rydex-sgi.com.

     In calculating NAV, the Fund generally values its investment portfolios based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

     The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

     The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

     More information about the valuation of the Fund's holdings can be found in the SAI.

                                  PROSPECTUS 17


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:


                                     SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                 OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------                 -----------------   --------------------
Less than $100,000                         4.75%                4.99%
$100,000 but less than $250,000            3.75%                3.90%
$250,000 but less than $500,000            2.75%                2.83%
$500,000 but less than $1,000,000          1.60%                1.63%
$1,000,000 or greater                         *                    *

* For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydexinvestments.com, from the SAI or from your financial adviser.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

                                  PROSPECTUS 19


     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or

     -    on required minimum distributions.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL                                           Make your check payable to RYDEX INVESTMENTS.
IRA AND OTHER RETIREMENT
ACCOUNTS REQUIRE                      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ADDITIONAL PAPERWORK.
                                    Include the name of the Rydex Fund(s) you want to purchase on your check.
CALL RYDEX
CLIENT SERVICES               IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
TO REQUEST A RETIREMENT             CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
ACCOUNT INVESTOR                                            IN A SEPARATE PROSPECTUS.
APPLICATION KIT.
                                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                               MAILING ADDRESSES:

                                         STANDARD DELIVERY                               OVERNIGHT DELIVERY

                                         Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                200 SW 6th Street
                                       Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                       PROSPECTUS 21


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
BY WIRE
                           -    Account Number
RYDEX CLIENT SERVICES
PHONE NUMBER:              -    Fund Name
800.820.0888
OR                         -    Amount of Wire
301.296.5406
                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                           NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                                                            IN A SEPARATE PROSPECTUS.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subse- quent
                           to complete the "Electronic Investing via       purchase send written purchase instructions
                           ("ACH")" section. Then, fax it to Rydex (ONLY   that include:
                           Individual, Joint and UGMA/UTMA accounts may
BY ACH (FAX)               be opened by fax).                              -    YOUR NAME

RYDEX FAX                  -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
NUMBER: 301.296.5103            INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD).
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                     STANDARD DELIVERY                OVERNIGHT DELIVERY

                     Rydex Investments                Rydex Investments
MAIL                  Attn: Ops. Dept.                 Attn: Ops. Dept.
                      P.O. Box 758567                 200 SW 6th Street
                   Topeka, KS 66675-8567            Topeka, KS 66603-3704

            301.296.5103

FAX         If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

                                  PROSPECTUS 23


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                     STANDARD DELIVERY                OVERNIGHT DELIVERY

                     Rydex Investments                Rydex Investments
MAIL                  Attn: Ops. Dept.                 Attn: Ops. Dept.
                      P.O. Box 758567                 200 SW 6th Street
                   Topeka, KS 66675-8567            Topeka, KS 66603-3704

            301.296.5101
FAX         If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-HEDGE STRATEGIES FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

                                  PROSPECTUS 25


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any nonresident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received. During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund does not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts

                                  PROSPECTUS 27


and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Fund reserves the right to waive the redemption fee at its discretion where either the Fund believes such waiver is in the best interests of the Fund, including, but not limited to, certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Fund's frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue

                                  PROSPECTUS 29


Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

In addition, Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                             ADVISORY FEE
----                             ------------
MULTI-HEDGE STRATEGIES .......       1.15%

The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 1.15% based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.

                                  PROSPECTUS 31


PORTFOLIO MANAGEMENT

The Fund is managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Fund, as well as the High Yield Strategy and Inverse High Yield Strategy Funds, which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for the period ended March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.


                                                         NET
                                                       INCREASE
                                              NET     (DECREASE)
                                            REALIZED    IN NET
                                              AND        ASSET
                     NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                       VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET
                     BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL
YEAR ENDED           OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS
----------           --------- ---------- ----------- ---------- ------------- ------------- -------------
MULTI-HEDGE STRATEGIES FUND A-CLASS (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
   MARCH 31, 2009      $24.61     $(.10)    $(4.37)     $(4.47)     $(.12)         $(.06)        $(.18)
   March 31, 2008       26.44       .58      (1.53)       (.95)      (.79)          (.09)         (.88)
   March 31, 2007       25.52       .71        .80        1.51       (.38)          (.22)         (.60)
   March 31, 2006*      25.00       .29        .24         .53       (.07)            --          (.07)
MULTI-HEDGE STRATEGIES FUND C-CLASS (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
   MARCH 31, 2009       24.13      (.25)      (4.27)     (4.52)       (.12)         (.06)         (.18)
   March 31, 2008       26.14       .37       (1.50)     (1.13)       (.79)         (.09)         (.88)
   March 31, 2007       25.42       .51         .80       1.31        (.38)         (.22)         (.60)
   March 31, 2006*      25.00       .19         .24        .43        (.07)           --          (.07)



                                                               RATIOS TO
                                                          AVERAGE NET ASSETS:                  NET
                                                     ----------------------------            ASSETS,
                                NET ASSET                                  NET               END OF
                     REDEMPTION   VALUE,     TOTAL                     INVESTMENT PORTFOLIO  PERIOD
                        FEES      END OF  INVESTMENT   TOTAL     NET     INCOME    TURNOVER  (000'S
YEAR ENDED           COLLECTED    PERIOD   RETURN++  EXPENSES EXPENSES   (LOSS)      RATE   OMITTED)
----------           ---------- --------- ---------- -------- -------- ---------- --------- --------
MULTI-HEDGE STRATEGIES FUND A-CLASS (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
   MARCH 31, 2009      $ --SS.   $19.96    (18.19)%   2.09%    1.40%    (0.46)%     1,578%   $45,078
   March 31, 2008        --ss.    24.61    (3.72)%    1.96%    1.40%     2.18%        509%    42,193
   March 31, 2007       .01       26.44     6.05%     1.93%    1.43%     2.74%        298%    41,771
   March 31, 2006*      .06       25.52     2.36%     1.87%**  1.45%**   2.20%**      127%     5,791
MULTI-HEDGE STRATEGIES FUND C-CLASS (FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
   MARCH 31, 2009        --SS.    19.43    (18.76)%   2.82%    2.15%    (1.09)%     1,578%    28,706
   March 31, 2008        --ss.    24.13     (4.46)%   2.71%    2.15%     1.41%        509%    54,857
   March 31, 2007       .01       26.14      5.28%    2.66%    2.16%     1.99%        298%    48,052
   March 31, 2006*      .06       25.42      1.96%    2.65%**  2.23%**   1.42%**      127%     7,352


*    SINCE THE COMMENCEMENT OF OPERATIONS:

     SEPTEMBER 19, 2005 -- MULTI-HEDGE STRATEGIES FUND (FORMERLY ABSOLUTE RETURN STRATEGIES FUND) A-CLASS AND C-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS   LESS THAN $.01 PER SHARE.

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated August 1, 2009. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The U.S. Securities and Exchange Commission maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. You may also review and copy documents at the U.S. Securities and Exchange Commission Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the U.S. Securities and Exchange Commission by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the U.S. Securities and Exchange Commission at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Rydex web site at www.rydex-sgi.com, or writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports. Also, in the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's U.S. Securities and Exchange Commission registration number is 811-07584.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                  PROSPECTUS 35


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road, Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
MHSAC-1-0809x0510

                                                              RYDEX SERIES FUNDS

                                                       H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                       SPECIALTY
                                                 RYDEX COMMODITIES STRATEGY FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SPECIALTY FUND
   COMMODITIES STRATEGY FUND ..............................................    2
PRINCIPAL RISKS OF INVESTING IN THE FUND ..................................    2
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    3
FUND PERFORMANCE ..........................................................    8
FUND FEES AND EXPENSES ....................................................    9
MORE INFORMATION ABOUT THE FUND ...........................................   10
BENCHMARK AND INVESTMENT METHODOLOGY ......................................   10
SHAREHOLDER INFORMATION ...................................................   11
TRANSACTION INFORMATION ...................................................   12
BUYING FUND SHARES ........................................................   13
SELLING FUND SHARES .......................................................   16
EXCHANGING FUND SHARES ....................................................   17
RYDEX ACCOUNT POLICIES ....................................................   18
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   21
DIVIDENDS AND DISTRIBUTIONS ...............................................   21
TAX INFORMATION ...........................................................   21
MANAGEMENT OF THE FUND ....................................................   23
FINANCIAL HIGHLIGHTS ......................................................   25
BENCHMARK PUBLISHER INFORMATION ...........................................   26
ADDITIONAL INFORMATION ....................................................   27

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the Commodities Strategy Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

COMMODITIES STRATEGY FUND

H-CLASS (RYMBX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCI(TM) Commodity Index by investing in exchange traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Commodity-Linked Derivative Investment Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Sector Concentration Risk

     -    Industry Concentration Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Tax Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 3 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - The Fund intends to invest in commodity-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is credit-worthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                  PROSPECTUS 5


INDUSTRY CONCENTRATION RISK - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

The Fund may invest to a significant extent in shares of exchange-traded funds to gain exposure to its respective underlying indices. Exchange-traded funds are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an exchange-traded fund are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of exchange-traded funds are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of exchange-traded funds being at or near the net asset value of the exchange-traded fund's underlying investments.

     EXCHANGE-TRADED FUND ("ETF") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

     INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LIQUIDITY RISK - The Fund is subject to liquidity risk. Under certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund

                                  PROSPECTUS 7


paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objectives by investing in these commodities-linked structured notes.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Fund has received a private letter ruling from the IRS that concludes that income from the Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Fund, which seeks to track its benchmark over time is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of their respective benchmarks. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a the benchmark. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

COMMODITIES STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR.(1)

                              (PERFORMANCE GRAPH)

2006   -18.11%
2007    31.59%
2008   -45.87%

(1) The year-to-date return for the period from January 1, 2009 through June 30, 2009 is 3.63%.

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 27.67%              (quarter ended 12/31/2008) -47.60%

AVERAGE ANNUAL TOTAL RETURN
(for periods ended December 31, 2008)

                                                                            SINCE INCEPTION
H-CLASS SHARES                                                PAST 1 YEAR     (5/25/2005)
--------------                                                -----------   ---------------
Return Before Taxes                                             -45.87%         -11.24%
Return After Taxes on Distributions                             -46.71%         -11.70%
Return After Taxes on Distributions and Sale of Fund Shares     -29.83%         -9.55%
S&P GSCI(TM) Commodity Index(2)                                 -46.50%         -9.66%

(2) THE S&P GSCI(TM) COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

                                  PROSPECTUS 9


FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees of the Fund and Subsidiary(2)      0.94%
Distribution Or Shareholder Service (12b-1) Fees   0.25%
   Other Expenses
   Other Expenses of the Fund                      0.52%
   Other Expenses of the Subsidiary(3)             0.01%
   Total Other Expenses(3)                         0.53%
Acquired Fund Fees and Expenses(4)                 0.11%
                                                   ----
Total Annual Fund Operating Expenses               1.83%
                                                   ====
Less Fee Waivers(5)                                0.19%
                                                   ----
Total Net Operating Expenses                       1.64%
                                                   ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) THE FUND MAY INVEST IN THE SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

(3) "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. THIS INCLUDES "OTHER EXPENSES OF THE SUBSIDIARY" WHICH ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY," AND THEREFORE "TOTAL OTHER EXPENSES," IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(5) THE FUND'S SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

COMMODITIES STRATEGY   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------   ------   -------   -------   --------
H-Class Shares          $167      $517      $892     $1,944

MORE INFORMATION ABOUT THE FUND:

BENCHMARK AND INVESTMENT METHODOLOGY

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time.

The current benchmark used by the Fund is set forth below:

FUND                                  BENCHMARK
----                        ----------------------------
COMMODITIES STRATEGY FUND   S&P GSCI(TM) COMMODITY INDEX

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The Advisor's primary objective for the Fund is to correlate with the performance the Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                  PROSPECTUS 11


INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

     -    $1,000 for retirement accounts

     -    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                            CUT-OFF TIME
------                      -----------------------
By Mail                     3:30 P.M., Eastern Time
By Phone                    3:30 P.M., Eastern Time
By Internet                 3:30 P.M., Eastern Time
By Financial Intermediary        Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                  PROSPECTUS 13


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

The Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV. The Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Complete the account application that           Complete the Rydex investment slip included
                           corresponds to the type of account you are      with your quarterly statement or send written
                           opening.                                        purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    YOUR NAME
                                YOU WANT TO PURCHASE.
                                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.                           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE.

BY MAIL                                           Make your check payable to RYDEX INVESTMENTS.

IRA AND OTHER RETIREMENT              Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.               Include the name of the Rydex Fund(s) you want to purchase on your check.

CALL RYDEX                    IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
CLIENT SERVICES                     CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
TO REQUEST A RETIREMENT                                     IN A SEPARATE PROSPECTUS.
ACCOUNT INVESTOR
APPLICATION KIT.                Mail your application and check to:           Mail your written purchase instructions
                                                                                           and check to:

                                                               MAILING ADDRESSES:

                                         STANDARD DELIVERY                               OVERNIGHT DELIVERY

                                         Rydex Investments                               Rydex Investments
                                          Attn: Ops. Dept.                                Attn: Ops. Dept.
                                          P.O. Box 758567                                200 SW 6th Street
                                       Topeka, KS 66675-8567                           Topeka, KS 66603-3704

                                  PROSPECTUS 15


                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     Be sure to designate in your wire
                           Rydex to obtain your account number.            instructions the Rydex Fund(s) you want to
                                                                           purchase.
                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT- OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
BY WIRE
                           -    Account Number
RYDEX CLIENT SERVICES
PHONE NUMBER:              -    Fund Name
800.820.0888
OR                         -    Amount of Wire
301.296.5406
                           -    Fed Wire Reference Number (upon request)

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL
                           NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                                WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                                                            IN A SEPARATE PROSPECTUS.

                                          INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                           ---------------------------------------------   ---------------------------------------------
                           Submit new account paperwork, and then call     SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                           Rydex to obtain your account number. Be sure    MINIMUM OF $20. To make a subsequent
                           to complete the "Electronic Investing via       purchase send written purchase instructions
                           ("ACH")" section. Then, fax it to Rydex (ONLY   that include:
                           Individual, Joint and UGMA/UTMA accounts may
BY ACH (FAX)               be opened by fax).                              -    YOUR NAME

RYDEX FAX                  -    MAKE SURE TO INCLUDE A LETTER OF           -    YOUR SHAREHOLDER ACCOUNT NUMBER
NUMBER: 301.296.5103            INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                      -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   -    ACH BANK INFORMATION (IF NOT ON RECORD).
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH                                   Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                    STANDARD DELIVERY                  OVERNIGHT DELIVERY
            -------------------------------   ----------------------------------
                     Rydex Investments                  Rydex Investments
MAIL                  Attn: Ops. Dept.                  Attn: Ops. Dept.
                      P.O. Box 758567                   200 SW 6th Street
                   Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5103
FAX         If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from

                                  PROSPECTUS 17


your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

     SIGNATURE GUARANTEES

     Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

                    STANDARD DELIVERY                  OVERNIGHT DELIVERY
            -------------------------------   ----------------------------------
                     Rydex Investments                  Rydex Investments
MAIL                  Attn: Ops. Dept.                  Attn: Ops. Dept.
                      P.O. Box 758567                   200 SW 6th Street
                   Topeka, KS 66675-8567              Topeka, KS 66603-3704

            301.296.5101
FAX         If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406

INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

                                  PROSPECTUS 19


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Fund's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

                                 PROSPECTUS 21


DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the SAI.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund has also received a private letter ruling from the IRS that concludes that income from the Fund's investment in subsidiaries that are structured substantially similarly to the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

          - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

          - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

          - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

          - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

          - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

          - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

          - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

                                  PROSPECTUS 23


          - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

          - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                      ADVISORY FEE
----                      ------------
COMMODITIES STRATEGY ..       0.75%

The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 0.75%, based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.

This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                 PROSPECTUS 25


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the years ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for the period ended March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET
                                                     INCREASE
                                            NET     (DECREASE)
                                          REALIZED    IN NET
                                            AND        ASSET
                   NET ASSET     NET     UNREALIZED    VALUE   DISTRIBUTIONS DISTRIBUTIONS
                     VALUE,  INVESTMENT    GAINS     RESULTING    FROM NET      FROM NET                  REDEMPTION
                   BEGINNING   INCOME   (LOSSES) ON    FROM      INVESTMENT     REALIZED       TOTAL         FEES
YEAR ENDED         OF PERIOD   (LOSS)+  INVESTMENTS OPERATIONS    INCOME         GAINS     DISTRIBUTIONS  COLLECTED
----------         --------- ---------- ----------- ---------- ------------- ------------- ------------- -----------
COMMODITIES STRATEGY FUND H-CLASS
   MARCH 31, 2009   $32.66      $.13     $(18.93)    $(18.80)     $(.70)          $--          $(.70)       $.10
   March 31, 2008    23.81       .60        8.30        8.90       (.22)           --           (.22)        .17
   March 31, 2007    27.29       .77       (4.28)      (3.51)        --            --             --         .03
   March 31, 2006*   25.00       .61        1.68        2.29         --            --             --          --



                                                    RATIOS TO
                                               AVERAGE NET ASSETS:                   NET
                                         ------------------------------             ASSETS,
                    NET ASSET                                    NET                END OF
                      VALUE,     TOTAL                       INVESTMENT PORTFOLIO   PERIOD
                      END OF  INVESTMENT   TOTAL      NET      INCOME    TURNOVER   (000'S
YEAR ENDED            PERIOD   RETURN++  EXPENSES  EXPENSES    (LOSS)      RATE    OMITTED)
----------          --------- ---------- -------- ---------- ---------- --------- ----------
COMMODITIES STRATEGY FUND H-CLASS
   MARCH 31, 2009     $13.26   (57.52)%   1.52%     1.20%      0.43%       390%    $ 50,622
   March 31, 2008      32.66    38.39%    1.51%     1.19%      2.10%       405%     124,886
   March 31, 2007      23.81   (12.75)%   1.49%     1.20%      2.99%       672%      35,062
   March 31, 2006*     27.29     9.16%    1.57%**   1.57%**    2.56%**      --       29,028

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     MAY 25, 2005 -- COMMODITIES STRATEGY FUND H-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

INDEX PUBLISHER INFORMATION

STANDARD & POOR'S (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHER DOES NOT:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUND, INCLUDING CALCULATION OF NAV;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUND;

     - CONSIDER THE NEEDS OF THE FUND OR THE INVESTORS IN THE FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

MORE INFORMATION ABOUT THE INDEX PUBLISHER IS LOCATED IN THE SAI.

                                  PROSPECTUS 27


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEX-SGI.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road, Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
COMH-1-0809x0510

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009

                                                                       SPECIALTY
                                                 RYDEX COMMODITIES STRATEGY FUND

                                                              (RYDEX | SGI LOGO)
                                                   SECURITY GLOBAL INVESTORS(SM)



The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SPECIALTY FUND
   COMMODITIES STRATEGY FUND ..............................................    2
PRINCIPAL RISKS OF INVESTING IN THE FUND ..................................    2
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    3
FUND PERFORMANCE ..........................................................    8
FUND FEES AND EXPENSES ....................................................    9
MORE INFORMATION ABOUT THE FUND ...........................................   11
BENCHMARK AND INVESTMENT METHODOLOGY ......................................   11
SHAREHOLDER INFORMATION ...................................................   12
TRANSACTION INFORMATION ...................................................   13
SALES CHARGES .............................................................   14
   A-CLASS SHARES .........................................................   14
   C-CLASS SHARES .........................................................   16
BUYING FUND SHARES ........................................................   17
SELLING FUND SHARES .......................................................   19
EXCHANGING FUND SHARES ....................................................   20
RYDEX ACCOUNT POLICIES ....................................................   21
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   24
DIVIDENDS AND DISTRIBUTIONS ...............................................   24
TAX INFORMATION ...........................................................   25
MANAGEMENT OF THE FUND ....................................................   26
FINANCIAL HIGHLIGHTS ......................................................   29
BENCHMARK PUBLISHER INFORMATION ...........................................   30
ADDITIONAL INFORMATION ....................................................   31

                                  PROSPECTUS 1


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (funds). This Prospectus describes the Commodities Strategy Fund (the "Fund"). The Fund is advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

     -    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

     -    ARE NOT FEDERALLY INSURED

     -    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

     -    ARE NOT BANK DEPOSITS

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

COMMODITIES STRATEGY FUND
A-CLASS (RYMEX)                                                  C-CLASS (RYMJX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCITM Commodity Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCITM Commodity Index by investing in exchange traded products, including investment companies and commodity pools, that provide exposure to the commodities markets and in commodity linked derivative instruments, which primarily consist of structured notes, swap agreements, commodity options, and futures and options on futures. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund invests, to a significant extent, in companies or commodity-linked derivatives concentrated in the same economic sector.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCITM Commodity Index is significantly different than the return from buying physical commodities. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

     -    Active Trading Risk

     -    Commodity-Linked Derivative Investment Risk

     -    Counterparty Credit Risk

     -    Derivatives Risk

     -    Early Closing Risk

     -    Energy Sector Concentration Risk

     -    Industry Concentration Risk

     -    Investment in Investment Companies Risk

     -    Investment Technique Risk

     -    Liquidity Risk

     -    Market Risk

     -    Non-Diversification Risk

     -    Portfolio Turnover Risk

     -    Tax Risk

     -    Tracking Error Risk

     -    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 3 for a discussion of each of the principal risks that apply to the Fund.

                                  PROSPECTUS 3


DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

     INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P GSCITM Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

     STRUCTURED NOTE RISK - The Fund intends to invest in commodity-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific commodity or security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid secu-rities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk the securities of, or financial instruments tied to the performance of, issuers in the energy sector that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international

                                  PROSPECTUS 5


political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

INDUSTRY CONCENTRATION RISK - The Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, mutual funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost-efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Also, the lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. The Fund may invest in investment companies, such as a subsidiary, or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

The Fund may invest to a significant extent in shares of exchange-traded funds to gain exposure to its respective underlying indices. Exchange-traded funds are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an exchange-traded fund are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of exchange-traded funds are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of exchange-traded funds being at or near the net asset value of the exchange-traded fund's underlying investments.

     EXCHANGE-TRADED FUND ("ETF") Risk - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the "spread," will also vary for an ETF depending on the ETF's trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF's shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the Investment Company Act of 1940. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

     INVESTMENT IN THE SUBSIDIARY RISK - The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the

     Subsidiary, the Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

     Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the securities underlying the Fund's derivative investments, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

LIQUIDITY RISK - The Fund is subject to liquidity risk. Under certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of

                                  PROSPECTUS 7


a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objectives by investing in these commodities-linked structured notes.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Fund has received a private letter ruling from the IRS that concludes that income from the Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Fund, which seeks to track its benchmark over time is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of their respective benchmarks. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of the benchmark. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. The figures in the bar chart do not reflect sales charges. If they did, returns would be lower. The figures for the A-Class Share returns reflect the maximum sales charge. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

COMMODITIES STRATEGY FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2009 THROUGH JUNE 30, 2009 IS 3.27%.

                                  (BAR CHART)

2006   -18.70%
2007    30.61%
2008   -46.29%

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2008) 27.43%              (quarter ended 12/31/2008) -47.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2008)

                                                                            Since Inception
A-CLASS SHARES                                                Past 1 Year     (05/25/2005)
--------------                                                -----------   ---------------
Return Before Taxes                                              -48.49%         -12.44%
Return After Taxes on Distributions                              -49.28%         -12.89%
Return After Taxes on Distributions and Sale of Fund Shares      -31.52%         -10.50%
S&P GSCI(TM) Commodity Index(2)                                  -46.50%          -9.66%

                                                                            Since Inception
C-CLASS SHARES                                                Past 1 Year     (05/25/2005)
--------------                                                -----------   ---------------
Return Before Taxes                                              -46.80%         -11.92%
Return After Taxes on Distributions                              -47.66%         -12.39%
Return After Taxes on Distributions and Sale of Fund Shares      -30.43%         -10.10%
S&P GSCI(TM) Commodity Index(2)                                  -46.50%          -9.66%

(2) THE S&P GSCI(TM) COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

                                  PROSPECTUS 9


FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

                                                              A-CLASS   C-CLASS
                                                              -------   -------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
   MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
      (as a percentage of initial purchase price)(2)           4.75%     None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)(as a percentage of
      initial purchase price or current market value,
         whichever is lower)(3)                                None(4)   1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES OF THE FUND AND SUBSIDIARY(5)               0.94%     0.94%
   DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES           0.25%     1.00%
   OTHER EXPENSES
      OTHER EXPENSES OF THE FUND                               0.52%     0.53%
      OTHER EXPENSES OF THE SUBSIDIARY(6)                      0.01%     0.01%
      TOTAL OTHER EXPENSES (6)                                 0.53%     0.54%
   ACQUIRED FUND FEES AND EXPENSES(7)                          0.11%     0.11%
   TOTAL ANNUAL FUND OPERATING EXPENSES                        1.83%     2.59%
   LESS MANAGEMENT FEE WAIVER(8)                               0.19%     0.19%
                                                               ----      ----
   NET TOTAL ANNUAL OPERATING EXPENSES                         1.64%     2.40%
                                                               ====      ====

(1) THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT ELIGIBLE FOR AN ACCOUNT FEE WAIVER. PLEASE SEE "ACCOUNT FEE WAIVERS" TO DETERMINE IF YOU ARE ELIGIBLE FOR SUCH A WAIVER.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE
     ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

(5) THE FUND MAY INVEST IN THE SUBSIDIARY. THE SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO PURSUANT TO WHICH THE SUBSIDIARY PAYS THE ADVISOR A MANAGEMENT FEE AT THE SAME RATE THAT THE FUND PAYS THE ADVISOR FOR SERVICES PROVIDED TO THE FUND. "MANAGEMENT FEES OF THE FUND AND SUBSIDIARY" REFLECTS AN ESTIMATE OF THE GROSS MANAGEMENT FEES TO BE PAID TO THE ADVISOR BY THE FUND AND THE SUBSIDIARY DURING THE FUND'S CURRENT FISCAL YEAR.

(6) "TOTAL OTHER EXPENSES" INCLUDE TRANSFER AGENT FEES, CUSTODIAL FEES, AND ACCOUNTING AND LEGAL EXPENSES THAT THE FUND AND THE SUBSIDIARY PAY, AS INDICATED. THIS INCLUDES "OTHER EXPENSES OF THE SUBSIDIARY" WHICH ARE ESTIMATED TO BE 0.01% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE SUBSIDIARY'S FIRST FISCAL YEAR OF OPERATIONS. BECAUSE THE SUBSIDIARY IS NEW, "OTHER EXPENSES OF THE SUBSIDIARY," AND THEREFORE "TOTAL OTHER EXPENSES," IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(7) AS A SHAREHOLDER IN CERTAIN FUNDS (THE "ACQUIRED FUNDS"), THE FUND WILL INDIRECTLY BEAR ITS PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUND'S ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENS-
     ES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. "ACQUIRED FUND FEES AND EXPENSES" WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUND'S ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

(8) THE FUND'S SUBSIDIARY HAS ENTERED INTO A SEPARATE ADVISORY AGREEMENT WITH THE ADVISOR FOR THE MANAGEMENT OF THE SUBSIDIARY'S PORTFOLIO. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE THE MANAGEMENT FEE IT RECEIVES FROM THE FUND IN AN AMOUNT EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BY THE SUBSIDIARY. THIS UNDERTAKING WILL CONTINUE IN EFFECT FOR SO LONG AS THE FUND INVESTS IN THE SUBSIDIARY, AND MAY NOT BE TERMINATED BY THE ADVISOR UNLESS THE ADVISOR FIRST OBTAINS THE PRIOR APPROVAL OF THE FUND'S BOARD OF TRUSTEES FOR SUCH TERMINATION.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class and C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

Commodities Strategy                    1 Year   3 Years   5 Years   10 Years
--------------------                    ------   -------   -------   --------
A-CLASS SHARES                           $634      $968     $1,324    $2,326
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END
      OF THE PERIOD:                     $343      $748     $1,280    $2,736
   IF YOU DO NOT SELL YOUR SHARES AT
      THE END OF THE PERIOD:             $243      $748     $1,280    $2,736

                                 PROSPECTUS 11


MORE INFORMATION ABOUT THE FUND:
BENCHMARK AND INVESTMENT METHODOLOGY

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time.

The current benchmark used by the Fund is set forth below:

FUND                        BENCHMARK
----                        --------------------------
COMMODITIES STRATEGY FUND   S&P GSCI(TM) COMMODITY INDEX

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The Advisor's primary objective for the Fund is to correlate with the performance the Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydex-sgi.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

     MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Single direct purchases of C-Class Shares of the Fund in an amount of $1 million or more will be placed into A-Class Shares of the Fund. C-share purchases of $1 million or more placed through a Financial Intermediary will be subject to any share class restrictions imposed by the Intermediary.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

                                 PROSPECTUS 13


TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Fund reserves the right to advance the time that NAV is calculated and, correspond-ingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                            CUT-OFF TIME
------                      -----------------------
By Mail                     3:30 P.M., Eastern Time
By Phone                    3:30 P.M., Eastern Time
By Internet                 3:30 P.M., Eastern Time
By Financial Intermediary        Market Close*

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE EARLIER CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges and/or redemption fees.

The Fund calculates its NAV by:

     -    Taking the current market value of its total assets

     -    Subtracting any liabilities

     - Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.

If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV. The Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary's shares will fluctuate with the value of the Subsidiary's portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

More information about the valuation of the Fund's holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. FOR MORE INFORMATION ABOUT YOUR FINANCIAL INTERMEDIARY'S RULES AND PROCEDURES, YOU SHOULD CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                  PROSPECTUS 15


                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                    OFFERING PRICE      NET AMOUNT INVESTED
--------------------                --------------------   --------------------
Less than $100,000                          4.75%                  4.99%
$100,000 but less than $250,000             3.75%                  3.90%
$250,000 but less than $500,000             2.75%                  2.83%
$500,000 but less than $1,000,000           1.60%                  1.63%
$1,000,000 or greater                          *                      *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR FINANCIAL INTERMEDIARY DIRECTLY.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the "Customer Service Center" tab of www.rydex-sgi.com, from the SAI or from your financial adviser.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay.
          If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     - REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the

          Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     - Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

     - Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     - Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

     - Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     - Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     - Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

     - Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

     -    A-Class Shares purchased by reinvesting dividends and distributions.

     - When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

                                  PROSPECTUS 17


     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or

     -    on required minimum distributions.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within 72 hours of Rydex receiving the purchase order. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                           INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                                           ----------------                         ---------------------
                           Complete the account application that        Complete the Rydex investment slip included
                           corresponds to the type of account you are   with your quarterly statement or send written
                           opening.                                     purchase instructions that include:

                           -    MAKE SURE TO DESIGNATE THE RYDEX        -   YOUR NAME
                                FUND(S)YOU WANT TO PURCHASE.            -   YOUR SHAREHOLDER ACCOUNT NUMBER

                           -    MAKE SURE YOUR INVESTMENT MEETS THE     -   THE RYDEX FUND(S) YOU WANT TO PURCHASE.
                                ACCOUNT MINIMUM.

BY MAIL
IRA AND OTHER RETIREMENT                               Make your check payable to RYDEX INVESTMENTS.
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.                    Your check must be drawn on a U.S. bank and payable in U.S. Dollars.

                                       Include the name of the Rydex Fund(s) you want to purchase on your check.
CALL RYDEX
CLIENT SERVICES                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,YOUR INVESTMENT WILL BE
TO REQUEST A RETIREMENT                   CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND,WHICH IS OFFERED
ACCOUNT INVESTOR                                                IN A SEPARATE PROSPECTUS.
APPLICATION KIT.

                                  Mail your application and check to:        Mail your written purchase instructions
                                                                                            and check to:

                                                                 MAILING ADDRESSES:

                                          STANDARD DELIVERY                                  OVERNIGHT DELIVERY
                                          Rydex Investments                                   Rydex Investments
                                          Attn: Ops. Dept.                                    Attn: Ops. Dept.
                                           P.O. Box 758567                                    200 SW 6th Street
                                        Topeka, KS 66675-8567                                Topeka,KS 66603-3704

                                           INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                                           ----------------                         ---------------------

                           Submit new account paperwork, and then                   Be sure to designate in your wire instructions
                           call Rydex to obtain your account number.                the Rydex Fund(s) you want to purchase.

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL
                           RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME
                           FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

BY WIRE                    -    Account Number

RYDEX CLIENT SERVICES      -    Fund Name
PHONE NUMBER:
800.820.0888               -    Amount of Wire

OR                         -    Fed Wire Reference Number (upon request)

301.296.5406               You will receive a confirmation number to verify that your purchase order has been accepted.

                              IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,YOUR PURCHASE ORDER WILL NOT BE
                                          PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                           WIRE INSTRUCTIONS:
                           U.S. Bank
                           Cincinnati,OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Investments
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number]

                              IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                              BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN
                                                          A SEPARATE PROSPECTUS.

                                            INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                                            ----------------                             --------------------

                           Submit new account paperwork,and then            SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                           call Rydex to obtain your account number. Be     A MINIMUM OF $20. To make a subsequent
                           sure to complete the "Electronic Investing via   purchase send written purchase instructions
                           ("ACH")" section. Then,fax it to Rydex (ONLY     that include:
                           Individual,Joint and UGMA/UTMA accounts
                           may be opened by fax).                           -    YOUR NAME
BY ACH (FAX)
                                                                            -    YOUR SHAREHOLDER ACCOUNT NUMBER
RYDEX FAX NUMBER:
301.296.5103               -    MAKE SURE TO INCLUDE A LETTER OF            -    THE RYDEX FUND(S) YOU WANT TO PURCHASE
                                INSTRUCTION REQUESTING THAT WE PROCESS
                                YOUR PURCHASE BY ACH.                       -    ACH BANK INFORMATION (IF NOT ON RECORD).

                           -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                                YOU WANT TO PURCHASE.

                           -    MAKE SURE YOUR INVESTMENT MEETS THE
                                ACCOUNT MINIMUM.

BY ACH
(INTERNET)                               Follow the directions on the Rydex web site -- www.rydex-sgi.com

                                  PROSPECTUS 19


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

                      STANDARD DELIVERY                             OVERNIGHT DELIVERY
                      -----------------                             ------------------
                      Rydex Investments                             Rydex Investments
  MAIL                 Attn: Ops. Dept.                              Attn: Ops. Dept.
                       P.O. Box 758567                              200 SW 6th Street
                    Topeka, KS 66675-8567                          Topeka, KS 66603-3704

            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or
            301.296.5406 to verify that your fax was received and when it will be processed.

TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

                                 PROSPECTUS 21


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

             STANDARD DELIVERY      OVERNIGHT DELIVERY
             Rydex Investments       Rydex Investments
   MAIL       Attn: Ops. Dept.        Attn: Ops. Dept.
              P.O. Box 758567        200 SW 6th Street
           Topeka, KS 66675-8567   Topeka, KS 66603-3704

           301.296.5101

   FAX     If you send your exchange request by fax, you must call Rydex Client
           Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE  800.820.0888 or 301.296.5406

 INTERNET  Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confir-mations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

                                 PROSPECTUS 23


RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Fund's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

                                 PROSPECTUS 25


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the SAI.

In addition, the Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund has also received a private letter ruling from the IRS that concludes that income from the Fund's investment in subsidiaries that are structured substantially similarly to the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended. The Advisor intends to conduct the Fund's investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See "Dividends, Distributions and Taxes - Tax Implications of the Investment in the Subsidiary" in the SAI.

TAX STATUS OF DISTRIBUTIONS

     - The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.
In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2009 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                   ADVISORY FEE
----                   ------------
COMMODITIES STRATEGY       0.75%

                                 PROSPECTUS 27


The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under "Management of the Subsidiary." The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement is available in the March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary's investments and the administration of the Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate of 0.75%, based on the average daily net assets of the Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Fund, is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and its Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. Therefore, it is expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary. Please see the SAI for more information about the organization and management of the Subsidiary.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, which include the Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy,

Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed the Fund since March 2008.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                 PROSPECTUS 29


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended March 31, 2009, 2008 and 2007 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Fund's 2009 Annual Report. The information for the period ended March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2009 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2009 Annual Report is incorporated by reference in the SAI.

                                               NET      NET INCREASE
                                             REALIZED    (DECREASE)
                                               AND         IN NET
                    NET ASSET      NET      UNREALIZED  ASSET VALUE  DISTRIBUTIONS  DISTRIBUTIONS
                      VALUE,   INVESTMENT     GAINS      RESULTING      FROM NET       FROM NET                   REDEMPTION
                    BEGINNING    INCOME    (LOSSES) ON      FROM       INVESTMENT      REALIZED        TOTAL         FEES
YEAR ENDED          OF PERIOD    (LOSS)+   INVESTMENTS   OPERATIONS      INCOME         GAINS      DISTRIBUTIONS   COLLECTED
----------          ---------  ----------  -----------  -----------  -------------  -------------  -------------  ----------
COMMODITIES STRATEGY FUND A-CLASS
   MARCH 31, 2009     $32.68     $ --SS      $(18.80)     $(18.80)       $(.70)          $--           $(.70)        $.08
   March 31, 2008      23.81       .68          8.27         8.95         (.22)           --            (.22)         .14
   March 31, 2007      27.29       .63         (4.15)       (3.52)          --            --              --          .04
   March 31, 2006*     25.00       .61          1.68         2.29           --            --              --           --
COMMODITIES STRATEGY FUND C-CLASS
   MARCH 31, 2009      31.96      (.06)       (18.43)      (18.49)        (.70)           --            (.70)         .09
   March 31, 2008      23.47       .48          8.09         8.57         (.22)           --            (.22)         .14
   March 31, 2007      27.10       .56         (4.23)       (3.67)          --            --              --          .04
   March 31, 2006*     25.00       .42          1.68         2.10           --            --              --           --

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                           ------------------------------
                    NET ASSET                                      NET                 NET ASSETS,
                      VALUE,      TOTAL                        INVESTMENT  PORTFOLIO     END OF
                     END OF    INVESTMENT    TOTAL      NET      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED            PERIOD    RETURN++   EXPENSES  EXPENSES    (LOSS)       RATE      OMITTED)
----------          ---------  ----------  --------  --------  ----------  ---------  -------------
COMMODITIES STRATEGY FUND A-CLASS
   MARCH 31, 2009     $13.26    (57.55)%     1.52%     1.20%      0.02%       390%       $ 7,189
   March 31, 2008      32.68      38.48%     1.51%     1.19%      2.49%       405%        18,579
   March 31, 2007      23.81    (12.75)%     1.46%     1.17%      2.57%       672%         9,720
   March 31, 2006*     27.29       9.16%     1.71%**   1.71%**    2.76%**      --          8,751
COMMODITIES STRATEGY FUND C-CLASS
   MARCH 31, 2009      12.86    (58.03)%     2.28%     1.95%    (0.22)%       390%         4,072
   March 31, 2008      31.96      37.41%     2.26%     1.94%      1.79%       405%        10,793
   March 31, 2007      23.47    (13.39)%     2.23%     1.94%      2.23%       672%         4,169
   March 31, 2006*     27.10       8.40%     2.34%**   2.34%**    1.79%**      --          4,128

*    SINCE THE COMMENCEMENT OF OPERATIONS:

     MAY 25, 2005 -- COMMODITIES STRATEGY FUND A-CLASS AND C-CLASS.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS   LESS THAN $.01 PER SHARE.

INDEX PUBLISHER INFORMATION

STANDARD & POOR'S (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHER DOES NOT:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUND, INCLUDING CALCULATION OF NAV;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUND;

     - CONSIDER THE NEEDS OF THE FUND OR THE INVESTORS IN THE FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

MORE INFORMATION ABOUT THE INDEX PUBLISHER IS LOCATED IN THE SAI.

                                 PROSPECTUS 31


ADDITIONAL INFORMATION

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://www.sec.gov") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT www.rydex-sgi.com, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFOR-MATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

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

                                 PROSPECTUS 33


THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

                                 PROSPECTUS 35


THIS PAGE INTENTIONALLY LEFT BLANK.

(RYDEX | SGI LOGO)
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road, Suite 500
Rockville, MD 20850
800.820.0888
www.rydex-sgi.com
COMAC-1-0809x0510

                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2009

                                                      INTERNATIONAL EQUITY FUNDS

                                                  INTERNATIONAL 2x STRATEGY FUND
                                          INVERSE INTERNATIONAL 2x STRATEGY FUND
                                               EMERGING MARKETS 2x STRATEGY FUND
                                       INVERSE EMERGING MARKETS 2x STRATEGY FUND
                                                INVERSE PACIFIC 2x STRATEGY FUND
                                                  LATIN AMERICA 2x STRATEGY FUND
                                          INVERSE LATIN AMERICA 2x STRATEGY FUND
                                                 INVERSE EUROPE 2x STRATEGY FUND

                                                         (RYDEXINVESTMENTS LOGO)
                                                ESSENTIAL FOR MODERN MARKETS(TM)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTERNATIONAL EQUITY FUNDS
   International 2x Strategy Fund                                              2
   Inverse International 2x Strategy Fund                                      4
   Emerging Markets 2x Strategy Fund                                           6
   Inverse Emerging Markets 2x Strategy Fund                                   8
   Inverse Pacific 2x Strategy Fund                                           10
   Latin America 2x Strategy Fund                                             12
   Inverse Latin America 2x Strategy Fund                                     14
   Inverse Europe 2x Strategy Fund                                            16
PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                     18
DESCRIPTIONS OF PRINCIPAL RISKS                                               20
FUND PERFORMANCE                                                              27
FUND FEES AND EXPENSES                                                        27
MORE INFORMATION ABOUT THE FUNDS                                              28
BENCHMARKS AND INVESTMENT METHODOLOGY                                         28
SHAREHOLDER INFORMATION                                                       31
TRANSACTION INFORMATION                                                       32
BUYING FUND SHARES                                                            34
SELLING FUND SHARES                                                           37
EXCHANGING FUND SHARES                                                        39
RYDEX ACCOUNT POLICIES                                                        41
DISTRIBUTION AND SHAREHOLDER SERVICES                                         43
DIVIDENDS AND DISTRIBUTIONS                                                   44
TAX INFORMATION                                                               44
MANAGEMENT OF THE FUNDS                                                       46
INDEX PUBLISHERS INFORMATION                                                  49
ADDITIONAL INFORMATION                                                        50

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the "International Equity Funds" or the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

-    ARE NOT FEDERALLY INSURED

-    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-    ARE NOT BANK DEPOSITS

-    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INTERNATIONAL 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The International 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to one or more foreign countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."


The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes down.

PRINCIPAL RISKS

The International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE INTERNATIONAL 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse International 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes up.

PRINCIPAL RISKS

The Inverse International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

EMERGING MARKETS 2X STRATEGY FUND

H-CLASS (XXX)

The Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International
(MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Emerging Markets 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to emerging market countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."


The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes down.

PRINCIPAL RISKS

The Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EMERGING MARKETS 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Emerging Markets 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes up.

PRINCIPAL RISKS

The Inverse Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE PACIFIC 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Pacific 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the MSCI Pacific Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Pacific 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of ________ XX, XXXX, the MSCI Pacific Index(SM) included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Pacific Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Pacific Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Pacific 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk Portfolio Turnover Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

LATIN AMERICA 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Latin America 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to countries in Latin America. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes down.

PRINCIPAL RISKS

The Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE LATIN AMERICA 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Latin America 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes up.

PRINCIPAL RISKS

The Inverse Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EUROPE 2X STRATEGY FUND

H-CLASS (XXX)

FUND OBJECTIVE

The Inverse Europe 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Europe 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of ________ XX, XXXX, the Dow Jones Stoxx 50 Index(SM) included companies with a capitalization range of $XXX billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Europe 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                                Inverse
                                                                    Inverse       Emerging     Emerging      Inverse
                                                 International   International   Markets 2x   Markets 2x   Pacific 2x
                                                  2x Strategy     2x Strategy     Strategy     Strategy     Strategy
                                                      Fund           Fund           Fund         Fund         Fund
                                                 -------------   -------------   ----------   ----------   ----------
Active Trading Risk                                    X               X              X            X            X
Counterparty Credit Risk                               X               X              X            X            X
Currency Risk                                          X               X              X            X            X
Depositary Receipt Risk                                X               X              X            X            X
Derivatives Risk                                       X               X              X            X            X
Early Closing Risk                                     X               X              X            X            X
Emerging Markets Risk                                                                 X            X
Foreign Issuer Exposure Risk                           X               X              X            X            X
Geographic Concentration Risk (for each Fund's
   specific geographic concentration risk
   see "Description of Principal Risks" below)                                                                  X
Investment in Investment Companies Risk                X               X              X            X            X
Leveraging Risk                                        X               X              X            X            X
Market Risk                                            X               X              X            X            X
Mid-Capitalization Securities Risk                     X               X              X            X            X
Non-Diversification Risk                               X               X              X            X            X
Portfolio Turnover Risk                                X               X              X            X            X
Short Sales Risk                                                       X                           X            X
Small-Capitalization Securities Risk                   X               X              X            X            X
Status as a Regulated Investment Company Risks         X               X              X            X            X
Tracking Error Risk                                    X               X              X            X            X
Trading Halt Risk                                      X               X              X            X            X

                                                 Latin America 2x   Inverse Latin America   Inverse Europe 2x
                                                   Strategy Fund       2x Strategy Fund       Strategy Fund
                                                 ----------------   ---------------------   -----------------
Active Trading Risk                                      X                    X                     X
Counterparty Credit Risk                                 X                    X                     X
Currency Risk                                            X                    X                     X
Depositary Receipt Risk                                  X                    X                     X
Derivatives Risk                                         X                    X                     X
Early Closing Risk                                       X                    X                     X
Emerging Markets Risk                                    X                    X
Foreign Issuer Exposure Risk                             X                    X                     X
Geographic Concentration Risk (for each Fund's
   specific geographic concentration risk
   see "Description of Principal Risks" below)           X                    X                     X
Investment in Investment Companies Risk                  X                    X                     X
Leveraging Risk                                          X                    X                     X
Market Risk                                              X                    X                     X
Mid-Capitalization Risk
Non-Diversification Risk                                 X                    X                     X
Portfolio Turnover Risk                                  X                    X                     X
Short Sales Risk                                                              X                     X
Small-Capitalization Securities Risk
Status as a Regulated Investment Company Risk            X                    X                     X
Tracking Error Risk                                      X                    X                     X
Trading Halt Risk                                        X                    X                     X

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets consist of countries that have an emerging securities market as defined by Morgan Stanley, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries with securities markets which are, in the opinion of the Advisor, less sophisticated than more developed markets in terms of, among other factors, participation by investors, analyst coverage, liquidity and regulation. Emerging markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. The securities of issuers in emerging market countries, or countries with developing economies, are especially vulnerable to market, credit, currency, liquidity, legal, political, technical and other risks that are different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under "Geographic Concentration Risk") are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk with respect to their investments in derivatives or other securities or financial instruments whose returns are related to the return of emerging market securities.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION RISK - Because a significant portion of the Fund's assets are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

     GEOGRAPHIC CONCENTRATION IN THE PACIFIC - The Fund's investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

     GEOGRAPHIC CONCENTRATION IN LATIN AMERICA - While the Fund's Underlying Index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

     GEOGRAPHIC CONCENTRATION IN EUROPE - Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or many not pay dividends.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.


STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Funds compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices. Tracking error may cause the Fund's performance to be less than you expect.

The prices of the Funds are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The Funds are new and, therefore, do not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
MANAGEMENT FEES                                                 0.XX%
DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES                0.XX%
OTHER EXPENSES(2)                                               0.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                            X.XX%

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Because the Funds are new, "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

INTERNATIONAL EQUITY FUNDS   1 YEAR   3 YEARS
--------------------------   ------   -------
H-Class Shares                $XXX      $XXX

MORE INFORMATION ABOUT THE FUNDS:

BENCHMARKS AND INVESTMENT METHODOLOGY

The International Equity Funds seek to provide investment results that correlate to the performance of a specific benchmark [OVER TIME].

     The current benchmark used by each Fund is set forth below:

FUND                                        BENCHMARK
----                                        ---------
INTERNATIONAL 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE MSCI EAFE INDEX

INVERSE INTERNATIONAL 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI EAFE INDEX

EMERGING MARKETS 2x STRATEGY FUND           200% OF THE FAIR VALUE OF THE MSCI EMERGING
                                            MARKETS INDEX

INVERSE EMERGING MARKETS 2x STRATEGY FUND   INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI EMERGING MARKETS INDEX

INVERSE PACIFIC 2x STRATEGY FUND            INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI PACIFIC INDEX(SM)

LATIN AMERICA 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE S&P LATIN
                                            AMERICA 40 INDEX

INVERSE LATIN AMERICA 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE S&P LATIN AMERICA 40 INDEX

INVERSE EUROPE 2x STRATEGY FUND             INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE DOW JONES STOXX 50 INDEX(SM)

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended [date] of the indices underlying the Funds' benchmarks is as follows: X.XX% - MSCI EAFE Index; X.XX% - MSCI Emerging Markets Index; X.XX% - MSCI Pacific Index; X.XX% - S&P Latin America 40 Index; and X.XX% - Dow Jones STOXX 50 Index. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

[INSERT COMPOUNDING AND LEVERAGING GRAPHS]

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the [FAIR VALUE/PERFORMANCE] of each Fund's underlying index. The Funds are invested to achieve returns that magnify the returns of their respective underlying indices. These leveraged returns are achieved not by borrowing, but by the use of futures and other financial instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. In addition, for the Inverse International 2x Strategy, Inverse Emerging Markets 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Fund, the Advisor will regularly utilize short selling techniques designed to help each Fund's performance to inversely correlate to 200% of the fair value of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      FUND                                        CUT-OFF TIME
------                      ----                                        ------------
By Mail                     All Funds                                   Market Close
By Phone                    Emerging Markets 2x Strategy Fund           3:30 P.M., Eastern Time
                            Inverse Emerging Markets 2x Strategy Fund
                            Latin America 2x Strategy Fund
                            Inverse Latin America 2x Strategy Fund

                            International 2x Strategy Fund              3:45 P.M., Eastern Time
                            Inverse International 2x Strategy Fund

METHOD                      FUND                                        CUT-OFF TIME
------                      ----                                        ------------
                            Inverse Pacific 2x Strategy Fund
                            Inverse Europe 2x Strategy Fund

By Internet                 Emerging Markets 2x Strategy Fund           3:45 P.M., Eastern Time
                            Inverse Emerging Markets 2x Strategy Fund
                            Latin America 2x Strategy Fund
                            Inverse Latin America 2x Strategy Fund
                            International 2x Strategy Fund              3:50 P.M., Eastern Time
                            Inverse International 2x Strategy Fund
                            Inverse Pacific 2x Strategy Fund
                            Inverse Europe 2x Strategy Fund
By Financial Intermediary   All Funds                                   Market Close*

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

-    Taking the current market value of its total assets

-    Subtracting any liabilities

-    Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
                        Complete the account application that        Complete the Rydex investment slip included
                        corresponds to the type of account you are   with your quarterly statement or send
                        opening.                                     written purchase instructions that include:

BY MAIL                 -    MAKE SURE TO DESIGNATE THE RYDEX        -    YOUR NAME
IRA AND OTHER                FUND(S) YOU WANT TO PURCHASE.
RETIREMENT ACCOUNTS                                                  -    YOUR SHAREHOLDER ACCOUNT NUMBER
REQUIRE ADDITIONAL      -    MAKE SURE YOUR INVESTMENT MEETS THE
PAPERWORK.                   ACCOUNT MINIMUM.                        -    THE RYDEX FUND(S) YOU WANT TO
                                                                          PURCHASE.

                                              Make your check payable to RYDEX INVESTMENTS.

CALL RYDEX CLIENT                 Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
SERVICES TO REQUEST A
RETIREMENT ACCOUNT              Include the name of the Rydex Fund(s) you want to purchase on your check.
INVESTOR APPLICATION
KIT.                     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                         CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                               PROSPECTUS.

                            Mail your application and check to:      Mail your written purchase instructions and
                                                                                      check to:

                        STANDARD DELIVERY                            OVERNIGHT DELIVERY
                        Rydex Investments                            Rydex Investments
                        Attn: Ops. Dept.                             Attn: Ops. Dept.
                        P.O. Box 758567                              200 SW 6th Street
                        Topeka, KS 66675-8567                        Topeka, KS 66603-3704

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
                        Submit new account paperwork, and then       Be sure to designate in your wire
                        call Rydex to obtain your account number.    instructions the Rydex Fund(s) you want to
                                                                     purchase.

                        -    MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
BY WIRE                      YOU WANT TO PURCHASE.

                        -    MAKE SURE YOUR INVESTMENT MEETS THE
                             ACCOUNT MINIMUM.
RYDEX CLIENT SERVICES
PHONE NUMBER:           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
800.820.0888            YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
OR                      TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
301.296.5406
                        -    Account Number

                        -    Fund Name

                        -    Amount of Wire

                        -    Fed Wire Reference Number (upon request)

                        You will receive a confirmation number to verify that your purchase order has been accepted.

                          IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                             WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                        WIRE INSTRUCTIONS:
                        U.S. Bank
                        Cincinnati, OH
                        Routing Number: 0420-00013
                        For Account of: Rydex Investments
                        Account Number: 48038-9030
                        [Your Name]
                        [Your shareholder account number]

                         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                         CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                               PROSPECTUS.

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
                        Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                        call Rydex to obtain your account number.    MINIMUM OF $50. To make a subsequent
BY ACH                  Be sure to complete the "Electronic          purchase, send written purchase
(FAX)                   Investing (via ACH)" section. Then, fax it   instructions that include:
RYDEX FAX NUMBER:       to Rydex. (ONLY Individual, Joint and
301.296.5103            UGMA/UTMA accounts may be opened by fax).    -    YOUR NAME

                        -    MAKE SURE TO INCLUDE A LETTER OF        -    YOUR SHAREHOLDER ACCOUNT NUMBER
                             INSTRUCTION REQUESTING THAT WE
                             PROCESS YOUR PURCHASE BY ACH.           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                        -    MAKE SURE TO DESIGNATE THE RYDEX        -    ACH BANK INFORMATION (IF NOT ON
                             FUND(S) YOU WANT TO PURCHASE.                RECORD)

                        -    MAKE SURE YOUR INVESTMENT MEETS THE
                             ACCOUNT MINIMUM.

BY ACH (INTERNET)       Follow the directions on the Rydex web site - www.rydex-sgi.com

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

-    if your bank does not honor your check for any reason

-    if the transfer agent (Rydex) does not receive your wire transfer

-    if the transfer agent (Rydex) does not receive your ACH transfer

-    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

            STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------                 ------------------
  MAIL      Rydex Investments                 Rydex Investments
            Attn: Ops. Dept.                  Attn: Ops. Dept.
            P.O. Box 758567                   200 SW 6th Street
            Topeka, KS 66675-8567             Topeka, KS 66603-3704
            301.296.5103
   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

            STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------                 ------------------
MAIL        Rydex Investments                 Rydex Investments
            Attn: Ops. Dept.                  Attn: Ops. Dept.
            P.O. Box 758567                   200 SW 6th Street
            Topeka, KS 66675-8567             Topeka, KS 66603-3704
            301.296.5101
FAX         If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE   800.820.0888 OR 301.296.5406
INTERNET    Follow the directions on the Rydex web site - www.rydexinvestments.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

-    your name

-    your shareholder account number

- Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

- dollar amount, number of shares or percentage of Fund position involved in the exchange

- signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.

RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                        ADVISORY FEE
----                                        ------------
International 2x Strategy Fund                  0.XX%
Inverse International 2x Strategy Fund          0.XX%
Emerging Markets 2x Strategy Fund               0.XX%
Inverse Emerging Markets 2x Strategy Fund       0.XX%
Inverse Pacific 2x Strategy Fund                0.XX%
Latin America 2x Strategy Fund                  0.XX%
Inverse Latin America 2x Strategy Fund          0.XX%
Inverse Europe 2x Strategy Fund                 0.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

INDEX PUBLISHERS INFORMATION

MORGAN STANLEY CAPITAL INTERNATIONAL, STANDARD & POOR'S CORP., DOW JONES & COMPANY INC., AND STOXX LIMITED INC., (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," AND "S&P LATIN AMERICA 40" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION

     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING
     ADDRESS: PUBLICINFO@SEC.GOV.

     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEXINVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2009


                                                      INTERNATIONAL EQUITY FUNDS

                                                  INTERNATIONAL 2x STRATEGY FUND
                                          INVERSE INTERNATIONAL 2x STRATEGY FUND
                                               EMERGING MARKETS 2x STRATEGY FUND
                                       INVERSE EMERGING MARKETS 2x STRATEGY FUND
                                                INVERSE PACIFIC 2x STRATEGY FUND
                                                  LATIN AMERICA 2x STRATEGY FUND
                                          INVERSE LATIN AMERICA 2x STRATEGY FUND
                                                 INVERSE EUROPE 2x STRATEGY FUND

                                                         (RYDEXINVESTMENTS LOGO)
                                                ESSENTIAL FOR MODERN MARKETS(TM)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTERNATIONAL EQUITY FUNDS
   International 2x Strategy Fund                                              2
   Inverse International 2x Strategy Fund                                      4
   Emerging Markets 2x Strategy Fund                                           6
   Inverse Emerging Markets 2x Strategy Fund                                   8
   Inverse Pacific 2x Strategy Fund                                           10
   Latin America 2x Strategy Fund                                             12
   Inverse Latin America 2x Strategy Fund                                     14
   Inverse Europe 2x Strategy Fund                                            16
PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                     18
DESCRIPTIONS OF PRINCIPAL RISKS                                               20
FUND PERFORMANCE                                                              27
FUND FEES AND EXPENSES                                                        27
MORE INFORMATION ABOUT THE FUNDS                                              29
BENCHMARKS AND INVESTMENT METHODOLOGY                                         29
SHAREHOLDER INFORMATION                                                       32
TRANSACTION INFORMATION                                                       33
SALES CHARGES                                                                 35
   A-CLASS SHARES                                                             35
   C-CLASS SHARES                                                             37
BUYING FUND SHARES                                                            38
SELLING FUND SHARES                                                           41
EXCHANGING FUND SHARES                                                        43
RYDEX ACCOUNT POLICIES                                                        45
DISTRIBUTION AND SHAREHOLDER SERVICES                                         47
DIVIDENDS AND DISTRIBUTIONS                                                   48
TAX INFORMATION                                                               48
MANAGEMENT OF THE FUNDS                                                       50
INDEX PUBLISHERS INFORMATION                                                  53
ADDITIONAL INFORMATION                                                        54

                               RYDEX SERIES FUNDS


                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                 800.820.0888 - 301.296.5100 - WWW.RYDEX-SGI.COM


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds). This Prospectus describes the International 2x Strategy Fund, Inverse International 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Pacific 2x Strategy Fund, Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund, and Inverse Europe 2x Strategy Fund (the "International Equity Funds" or the "Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").


A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydex-sgi.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

-    ARE NOT FEDERALLY INSURED

-    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-    ARE NOT BANK DEPOSITS

-    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

INTERNATIONAL 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY


The International 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to one or more foreign countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."


The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes down.

PRINCIPAL RISKS

The International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE INTERNATIONAL 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse International 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse International 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of [DATE] the MSCI EAFE Index consisted of the following 21 developed market country indices: [Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.] As of _______ XX, XXXX, the MSCI EAFE Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI EAFE Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI EAFE Index goes up.

PRINCIPAL RISKS

The Inverse International 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

EMERGING MARKETS 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

The Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Morgan Stanley Capital International
(MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY


The Emerging Markets 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to emerging market countries. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."


The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes down.

PRINCIPAL RISKS

The Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EMERGING MARKETS 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Emerging Markets 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Emerging Markets 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of [date] the MSCI Emerging Markets Index consisted of the following [25] emerging market country indices: [Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey]. As of ________ XX, XXXX, the MSCI Emerging Markets Index included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Emerging Markets Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Emerging Markets Index goes up.

PRINCIPAL RISKS

The Inverse Emerging Markets 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE PACIFIC 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Pacific 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the MSCI Pacific Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Pacific 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of [date], the MSCI Pacific Index consisted of the following [5] developed market countries: [Australia, Hong Kong, Japan, New Zealand, and Singapore]. As of ________ XX, XXXX, the MSCI Pacific Index(SM) included companies with capitalizations ranging from $X.X billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the MSCI Pacific Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the MSCI Pacific Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Pacific 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Mid-Capitalization Securities Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Small-Capitalization Securities Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

LATIN AMERICA 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY


The Latin America 2x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Fund may also invest in ETFs that provide exposure to countries in Latin America. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."


The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes down.

PRINCIPAL RISKS

The Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE LATIN AMERICA 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Latin America 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the S&P Latin America 40 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Latin America 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P Latin America 40 Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global 1200. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the S&P Latin America 40 Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P Latin America 40 Index goes up.

PRINCIPAL RISKS

The Inverse Latin America 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Emerging Markets Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE EUROPE 2X STRATEGY FUND

A-CLASS (XXX)                                                      C-CLASS (XXX)

FUND OBJECTIVE

The Inverse Europe 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the inverse (opposite) fair value of the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is decreasing. When the fair value of the Fund's underlying index increases, the value of the Fund's shares should decrease by 200% of the fair value of the increase in the underlying index (E.G., if the fair value of the underlying index goes up by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day.

PRINCIPAL INVESTMENT STRATEGY

The Inverse Europe 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as index swaps, futures contracts and options on securities, futures contracts, and stock indices. Swaps, short sales and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of ________ XX, XXXX, the Dow Jones Stoxx 50 Index(SM) included companies with a capitalization range of $XXX billion to $XXX billion. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes up.

PRINCIPAL RISKS

The Inverse Europe 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:


-    Active Trading Risk

-    Counterparty Credit Risk

-    Currency Risk

-    Depositary Receipt Risk

-    Derivatives Risk

-    Early Closing Risk

-    Foreign Issuer Exposure Risk

-    Geographic Concentration Risk

-    Investment in Investment Companies Risk

-    Leveraging Risk

-    Market Risk

-    Non-Diversification Risk

-    Portfolio Turnover Risk

-    Short Sales Risk

-    Status as a Regulated Investment Company Risk

-    Tracking Error Risk

-    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                                                                                Inverse
                                                                    Inverse       Emerging     Emerging      Inverse
                                                 International   International   Markets 2x   Markets 2x   Pacific 2x
                                                  2x Strategy     2x Strategy     Strategy     Strategy     Strategy
                                                      Fund           Fund           Fund         Fund         Fund
                                                 -------------   -------------   ----------   ----------   ----------
Active Trading Risk                                    X               X              X            X            X
Counterparty Credit Risk                               X               X              X            X            X
Currency Risk                                          X               X              X            X            X
Depositary Receipt Risk                                X               X              X            X            X
Derivatives Risk                                       X               X              X            X            X
Early Closing Risk                                     X               X              X            X            X
Emerging Markets Risk                                                                 X            X
Foreign Issuer Exposure Risk                           X               X              X            X            X
Geographic Concentration Risk (for each Fund's
   specific geographic concentration risk
   see "Description of Principal Risks" below)                                                                  X
Investment in Investment Companies Risk                X               X              X            X            X
Leveraging Risk                                        X               X              X            X            X
Market Risk                                            X               X              X            X            X
Mid-Cap Capitalization Securities Risk                 X               X              X            X            X
Non-Diversification Risk                               X               X              X            X            X
Portfolio Turnover Risk                                X               X              X            X            X
Short Sales Risk                                                       X                           X            X
Small-Capitalization Securities Risk                   X               X              X            X            X
Status as a Regulated Investment Company Risks         X               X              X            X            X
Tracking Error Risk                                    X               X              X            X            X
Trading Halt Risk                                      X               X              X            X            X

                                                 Latin America 2x   Inverse Latin America   Inverse Europe 2x
                                                   Strategy Fund       2x Strategy Fund       Strategy Fund
                                                 ----------------   ---------------------   -----------------
Active Trading Risk                                      X                    X                     X
Counterparty Credit Risk                                 X                    X                     X
Currency Risk                                            X                    X                     X
Depositary Receipt Risk                                  X                    X                     X
Derivatives Risk                                         X                    X                     X
Early Closing Risk                                       X                    X                     X
Emerging Markets Risk                                    X                    X
Foreign Issuer Exposure Risk                             X                    X                     X
Geographic Concentration Risk (for each Fund's
   specific geographic concentration risk
   see "Description of Principal Risks" below)           X                    X                     X
Investment in Investment Companies Risk                  X                    X                     X
Leveraging Risk                                          X                    X                     X
Market Risk                                              X                    X                     X
Mid-Capitalization Securities Risk
Non-Diversification Risk                                 X                    X                     X
Portfolio Turnover Risk                                  X                    X                     X
Short Sales Risk                                                              X                     X
Small-Capitalization Securities Risk
Status as a Regulated Investment Company Risk            X                    X                     X
Tracking Error Risk                                      X                    X                     X
Trading Halt Risk                                        X                    X                     X

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK - Emerging markets consist of countries that have an emerging securities market as defined by Morgan Stanley, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries with securities markets which are, in the opinion of the Advisor, less sophisticated than more developed markets in terms of, among other factors, participation by investors, analyst coverage, liquidity and regulation. Emerging markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. The securities of issuers in emerging market countries, or countries with developing economies, are especially vulnerable to market, credit, currency, liquidity, legal, political, technical and other risks that are different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under "Geographic Concentration Risk") are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk with respect to their investments in derivatives or other securities or financial instruments whose returns are related to the return of emerging market securities.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION RISK - Because a significant portion of the Fund's assets are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse issuer, political, regulatory, market or economic developments affecting those regions. These risks may be heightened with respect to emerging market countries, which can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. The geographic concentration risks applicable to each Fund are set forth below.

     GEOGRAPHIC CONCENTRATION IN THE PACIFIC - The Fund's investments are concentrated in the Pacific region, which consists of Hong Kong, Japan, Singapore, Australia, and New Zealand. The Fund's performance is expected to be closely tied to social, political, and economic conditions within Pacific and to be more volatile than the performance of geographically diversified funds.

     GEOGRAPHIC CONCENTRATION IN LATIN AMERICA - While the Fund's Underlying Index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on investments in the Fund.

     GEOGRAPHIC CONCENTRATION IN EUROPE - Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

     INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.


MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.


NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this an expense of the fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.


SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Dividends, Distributions and Taxes - Special Considerations Applicable to the Funds" for additional discussion of this issue.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. The Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Funds compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices. Tracking error may cause the Fund's performance to be less than you expect.

The prices of the Funds are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

FUND PERFORMANCE

The Funds are new and, therefore, do not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds.

                                                                A-CLASS   C-CLASS
                                                                -------   -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
   PERCENTAGE OF INITIAL PURCHASE PRICE)(2)                      X.XX%      None
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF
   INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
   WHICHEVER IS LOWER)(3)                                        None(4)    1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
MANAGEMENT FEES                                                  0.XX%      0.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES                0.XX%      X.XX%
OTHER EXPENSES(5)                                                0.XX%      0.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%      X.XX%

(1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

(2) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

(3) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

(4) For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

(5) Because the Funds are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The Examples that follows are intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

INTERNATIONAL EQUITY FUNDS                                    1 YEAR   3 YEARS
--------------------------                                    ------   -------
A-CLASS SHARES                                                 $XXX      $XXX
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:           $XXX      $XXX
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:    $XXX      $XXX

MORE INFORMATION ABOUT THE FUNDS:

BENCHMARKS AND INVESTMENT METHODOLOGY

The International Equity Funds seek to provide investment results that correlate to the performance of a specific benchmark [OVER TIME].

The current benchmark used by each Fund is set forth below:

FUND                                        BENCHMARK
----                                        ---------
INTERNATIONAL 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE MSCI EAFE INDEX
INVERSE INTERNATIONAL 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI EAFE INDEX
EMERGING MARKETS 2x STRATEGY FUND           200% OF THE FAIR VALUE OF THE MSCI EMERGING
                                            MARKETS INDEX
INVERSE EMERGING MARKETS 2x STRATEGY FUND   INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI EMERGING MARKETS INDEX
INVERSE PACIFIC 2x STRATEGY FUND            INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE MSCI PACIFIC INDEX(SM)
LATIN AMERICA 2x STRATEGY FUND              200% OF THE FAIR VALUE OF THE S&P LATIN
                                            AMERICA 40 INDEX
INVERSE LATIN AMERICA 2x STRATEGY FUND      INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE S&P LATIN AMERICA 40 INDEX
INVERSE EUROPE 2x STRATEGY FUND             INVERSE (OPPOSITE) OF 200% OF THE FAIR VALUE
                                            OF THE DOW JONES STOXX 50 INDEX(SM)

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500(R) Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500(R) Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended [date] of the indices underlying the Funds' benchmarks is as follows: X.XX% - MSCI EAFE Index; X.XX% - MSCI Emerging Markets Index; X.XX% - MSCI Pacific Index; X.XX% - S&P Latin America 40 Index; and X.XX% - Dow Jones STOXX 50 Index. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

[INSERT COMPOUNDING AND LEVERAGING GRAPHS]

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with the Funds' respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the [FAIR VALUE/PERFORMANCE] of each Fund's underlying index. The Funds are invested to achieve returns that magnify the returns of their respective underlying indices. These leveraged returns are achieved not by borrowing, but by the use of futures and other financial instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. In addition, for the Inverse International 2x Strategy, Inverse Emerging Markets 2x Strategy, Inverse Pacific 2x Strategy, Inverse Latin America 2x Strategy, and Inverse Europe 2x Strategy Fund, the Advisor will regularly utilize short selling techniques designed to help each Fund's performance to inversely correlate to 200% of the fair value of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydex-sgi.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydex-sgi.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

     The minimum initial investment amounts and minimum account balance requirements for A-Class and C-Class Shares are:

          -    $1,000 for retirement accounts

          -    $2,500 for all other accounts

     Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

     There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures."

     Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

     Purchases of C-Class Shares of the Funds requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Funds.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     - You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     -    Attach a copy of the trust document when establishing a trust account.

     - When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     - You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     -    BE SURE TO SIGN THE APPLICATION.

     - If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydex-sgi.com.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                      FUND                                        CUT-OFF TIME
------                      ----                                        ------------
By Mail                     All Funds                                   Market Close
By Phone                    Emerging Markets 2x Strategy Fund           3:30 P.M., Eastern Time
                            Inverse Emerging Markets 2x Strategy Fund
                            Latin America 2x Strategy Fund
                            Inverse Latin America 2x Strategy Fund

                            International 2x Strategy Fund              3:45 P.M., Eastern Time
                            Inverse International 2x Strategy Fund
                            Inverse Pacific 2x Strategy Fund
                            Inverse Europe 2x Strategy Fund

By Internet                 Emerging Markets 2x Strategy Fund           3:45 P.M., Eastern Time

METHOD                      FUND                                        CUT-OFF TIME
------                      ----                                        ------------
                            Inverse Emerging Markets 2x Strategy Fund
                            Latin America 2x Strategy Fund
                            Inverse Latin America 2x Strategy Fund

                            International 2x Strategy Fund              3:50 P.M., Eastern Time
                            Inverse International 2x Strategy Fund
                            Inverse Pacific 2x Strategy Fund
                            Inverse Europe 2x Strategy Fund

By Financial Intermediary   All Funds                                   Market Close*

* Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

-    Taking the current market value of its total assets

-    Subtracting any liabilities

-    Dividing that amount by the total number of shares owned by shareholders


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydex-sgi.com.


The Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary, which includes ensuring that the financial intermediary receives your order before the financial intermediary's cut off time, will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------                -----------------   --------------------
Less than $100,000                        4.75%                 4.99%
$100,000 but less than $250,000           3.75%                 3.90%
$250,000 but less than $500,000           2.75%                 2.83%
$500,000 but less than $1,000,000         1.60%                 1.63%
$1,000,000 or greater                        *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

     - RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (including Funds offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     - LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

- REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

- Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

- Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

- Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

- Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

- Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

- Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

- Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

-    A-Class Shares purchased by reinvesting dividends and distributions.

- When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     - purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     -    purchased by reinvesting dividends;

     -    following the death or disability of a shareholder;

     -    on the first 10% of shares that are sold within 12 months of purchase;
          or

     - resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
                        Complete the account application that        Complete the Rydex investment slip included
                        corresponds to the type of account you are   with your quarterly statement or send
BY MAIL                 opening.                                     written purchase instructions that include:
IRA AND OTHER
RETIREMENT ACCOUNTS     -    MAKE SURE TO DESIGNATE THE RYDEX        -    YOUR NAME
REQUIRE ADDITIONAL           FUND(S) YOU WANT TO PURCHASE.
PAPERWORK.                                                           -    YOUR SHAREHOLDER ACCOUNT NUMBER
                        -    MAKE SURE YOUR INVESTMENT MEETS THE
                             ACCOUNT MINIMUM.                        -    THE RYDEX FUND(S) YOU WANT TO
                                                                          PURCHASE.

                                              Make your check payable to RYDEX INVESTMENTS.

                                  Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
CALL RYDEX CLIENT
SERVICES TO REQUEST A           Include the name of the Rydex Fund(s) you want to purchase on your check.
RETIREMENT ACCOUNT
INVESTOR APPLICATION     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
KIT.                     CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                               PROSPECTUS.

                            Mail your application and check to:      Mail your written purchase instructions and
                                                                                      check to:

                        STANDARD DELIVERY                            OVERNIGHT DELIVERY

                        Rydex Investments                            Rydex Investments
                        Attn: Ops. Dept.                             Attn: Ops. Dept.
                        P.O. Box 758567                              200 SW 6th Street
                        Topeka, KS 66675-8567                        Topeka, KS 66603-3704

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
                        Submit new account paperwork, and then       Be sure to designate in your wire
                        call Rydex to obtain your account number.    instructions the Rydex Fund(s) you want to
                                                                     purchase.
BY WIRE                 -    MAKE SURE TO DESIGNATE THE RYDEX
                             FUND(S) YOU WANT TO PURCHASE.

                        -    MAKE SURE YOUR INVESTMENT MEETS THE
                             ACCOUNT MINIMUM.

RYDEX CLIENT SERVICES   To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
PHONE NUMBER:           YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888            TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
OR
301.296.5406            -    Account Number

                        -    Fund Name

                        -    Amount of Wire

                        -    Fed Wire Reference Number (upon request)

                        You will receive a confirmation number to verify that your purchase order has been accepted.

                          IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                              WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                        WIRE INSTRUCTIONS:
                        U.S. Bank
                        Cincinnati, OH
                        Routing Number: 0420-00013
                        For Account of: Rydex Investments
                        Account Number: 48038-9030
                        [Your Name]
                        [Your shareholder account number]

                         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                         CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                               PROSPECTUS.

                                     INITIAL PURCHASE                            SUBSEQUENT PURCHASES
                                     ----------------                            --------------------
BY ACH                  Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
(FAX)                   call Rydex to obtain your account number.    MINIMUM OF $50. To make a subsequent
RYDEX FAX NUMBER:       Be sure to complete the "Electronic          purchase, send written purchase
301.296.5103            Investing (via ACH)" section. Then, fax it   instructions that include:
                        to Rydex. (ONLY Individual, Joint and
                        UGMA/UTMA accounts may be opened by fax).    -    YOUR NAME

                        -    MAKE SURE TO INCLUDE A LETTER OF        -    YOUR SHAREHOLDER ACCOUNT NUMBER
                             INSTRUCTION REQUESTING THAT WE
                             PROCESS YOUR PURCHASE BY ACH.           -    THE RYDEX FUND(S) YOU WANT TO PURCHASE

                        -    MAKE SURE TO DESIGNATE THE RYDEX        -    ACH BANK INFORMATION (IF NOT ON
                             FUND(S) YOU WANT TO PURCHASE.                RECORD)

                        -    MAKE SURE YOUR INVESTMENT MEETS THE
                             ACCOUNT MINIMUM.

BY ACH                  Follow the directions on the Rydex web site - www.rydex-sgi.com
(INTERNET)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     -    if your bank does not honor your check for any reason

     -    if the transfer agent (Rydex) does not receive your wire transfer

     -    if the transfer agent (Rydex) does not receive your ACH transfer

     -    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

            STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------                 ------------------
   MAIL     Rydex Investments                 Rydex Investments
            Attn: Ops. Dept.                  Attn: Ops. Dept.
            P.O. Box 758567                   200 SW 6th Street
            Topeka, KS 66675-8567             Topeka, KS 66603-3704
   FAX      301.296.5103
            If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

     -    your name

     -    your shareholder account number

     -    Fund name(s)

     -    dollar amount or number of shares you would like to sell

     - whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

     -    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business

Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

            STANDARD DELIVERY                 OVERNIGHT DELIVERY
            -----------------                 ------------------
MAIL        Rydex Investments                 Rydex Investments
            Attn: Ops. Dept.                  Attn: Ops. Dept.
            P.O. Box 758567                   200 SW 6th Street
            Topeka, KS 66675-8567             Topeka, KS 66603-3704
FAX         301.296.5101
            If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE   800.820.0888 OR 301.296.5406
INTERNET    Follow the directions on the Rydex web site - www.rydex-sgi.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

     -    your name

     -    your shareholder account number

     - Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

     - dollar amount, number of shares or percentage of Fund position involved in the exchange

     - signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus.

WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE exchange. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or
301.296.5406 or visiting the Rydex web site at www.rydex-sgi.com.


RYDEX ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your financial intermediary's name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

     - $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

     -    $50 on purchase checks returned for insufficient funds

     - $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     - $15 for standard overnight packages (fee may be higher for special delivery options)

     -    $25 for bounced drafts or ACH transactions

     -    $15 per year for low balance accounts

     - The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan acounts. You may pay the annual fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account. If you liquidate your account during the year any unpaid annual maintenance fee will be deducted at that time.


An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, and 403(b). This fee will be deducted from the proceeds of your redemption.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Funds' transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed

0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

     - The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.


     - Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


     - Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     - Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

     - A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

     - If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

     - Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Funds. In addition, the Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                        ADVISORY FEE
----                                        ------------
International 2x Strategy Fund                  0.XX%
Inverse International 2x Strategy Fund          0.XX%
Emerging Markets 2x Strategy Fund               0.XX%
Inverse Emerging Markets 2x Strategy Fund       0.XX%
Inverse Pacific 2x Strategy Fund                0.XX%
Latin America 2x Strategy Fund                  0.XX%
Inverse Latin America 2x Strategy Fund          0.XX%
Inverse Europe 2x Strategy Fund                 0.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2009 Annual Report to Shareholders, which covers the period April 1, 2008 to March 31, 2009.

PORTFOLIO MANAGEMENT


The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, which are offered in a separate prospectus, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Portfolio Manager - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund which is offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

RYAN A. HARDER, CFA, Portfolio Manager - Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since its inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

INDEX PUBLISHERS INFORMATION

MORGAN STANLEY CAPITAL INTERNATIONAL, STANDARD & POOR'S CORP., DOW JONES & COMPANY INC., AND STOXX LIMITED INC., (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     -    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     -    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     -    RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," AND "S&P LATIN AMERICA 40" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION


     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2009. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING
     ADDRESS: PUBLICINFO@SEC.GOV.


     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

(RYDEXINVESTMENTS LOGO)
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydex-sgi.com

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100

                                WWW.RYDEX-SGI.COM


This Statement of Additional Information ("SAI") relates to each share class of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):


                                                   INVESTOR   ADVISOR
                                                     CLASS     CLASS     A-CLASS   C-CLASS   H-CLASS
                                                    SHARES     SHARES    SHARES     SHARES    SHARES
                                                   --------   -------   --------   -------   -------
DOMESTIC EQUITY FUNDS
Rydex Inverse Mid-Cap Strategy Fund                                         X         X         X
Rydex Inverse NASDAQ-100(R) Strategy Fund              X         X          X         X
Rydex Inverse Russell 2000(R) Strategy Fund                                 X         X         X
Rydex Inverse S&P 500 Strategy Fund                    X         X          X         X
Rydex Mid-Cap 1.5x Strategy Fund                                            X         X         X
Rydex Nova Fund                                        X         X          X         X
Rydex NASDAQ-100(R) Fund                               X         X          X         X
Rydex Russell 2000(R) Fund                                                  X         X         X
Rydex Russell 2000(R) 1.5x Strategy Fund                                    X         X         X
Rydex S&P 500 Fund                                                          X         X         X
Rydex S&P 500 Pure Growth Fund (Formerly,
   Large-Cap Growth Fund)                                                   X         X         X
Rydex S&P 500 Pure Value Fund (Formerly,
   Large-Cap Value Fund)                                                    X         X         X
Rydex S&P MidCap 400 Pure Growth Fund
   (Formerly, Mid-Cap Growth Fund)                                          X         X         X
Rydex S&P MidCap 400 Pure Value Fund (Formerly,
Mid-Cap Value Fund)                                                         X         X         X
Rydex S&P SmallCap 600 Pure Growth Fund
   (Formerly, Small-Cap Growth Fund)                                        X         X         X
Rydex S&P SmallCap 600 Pure Value Fund
   (Formerly, Small-Cap Value Fund)                                         X         X         X
SECTOR FUNDS
Rydex Banking Fund                                     X         X          X         X
Rydex Basic Materials Fund                             X         X          X         X
Rydex Biotechnology Fund                               X         X          X         X
Rydex Consumer Products Fund                           X         X          X         X
Rydex Electronics Fund                                 X         X          X         X
Rydex Energy Fund                                      X         X          X         X
Rydex Energy Services Fund                             X         X          X         X
Rydex Financial Services Fund                          X         X          X         X
Rydex Health Care Fund                                 X         X          X         X
Rydex Internet Fund                                    X         X          X         X

                                                   INVESTOR   ADVISOR
                                                     CLASS     CLASS     A-CLASS   C-CLASS   H-CLASS
                                                    SHARES     SHARES    SHARES     SHARES    SHARES
                                                   --------   -------   --------   -------   -------
Rydex Leisure Fund                                     X         X          X         X
Rydex Precious Metals Fund                             X         X          X         X
Rydex Retailing Fund                                   X         X          X         X
Rydex Technology Fund                                  X         X          X         X
Rydex Telecommunications Fund                          X         X          X         X
Rydex Transportation Fund                              X         X          X         X
Rydex Utilities Fund                                   X         X          X         X
OPPORTUNISTIC FUNDS
Rydex | SGI All-Cap Opportunity Fund (Formerly,
   Sector Rotation Fund)                                                    X         X         X
Rydex | SGI International Opportunity Fund
   (Formerly, International Rotation Fund)                                  X         X         X
INTERNATIONAL EQUITY FUNDS
Rydex Europe 1.25x Strategy Fund                                            X         X         X
Rydex Japan 2x Strategy Fund                                                X         X         X
FIXED INCOME FUNDS
Rydex Government Long Bond 1.2x Strategy Fund          X         X          X         X
Rydex Inverse Government Long Bond Strategy Fund       X         X          X         X
Rydex High Yield Strategy Fund                                              X         X         X
Rydex Inverse High Yield Strategy Fund                                      X         X         X
ALTERNATIVE FUNDS
Rydex | SGI Global 130/30 Strategy Fund
   (Formerly, Multi-Cap Core Equity Fund)                                   X         X         X
Rydex | SGI Global Market Neutral Fund                                      X         X         X
Rydex | SGI Alternative Strategies Allocation
   Fund                                                                     X         X         X
SPECIALTY FUNDS
Rydex Strengthening Dollar 2x Strategy Fund                                 X         X         X
Rydex Weakening Dollar 2x Strategy Fund                                     X         X         X
Rydex Real Estate Fund                                                      X         X         X
ASSET ALLOCATION FUNDS
Rydex | SGI All-Asset Conservative Strategy
   Fund (Formerly, Essential Portfolio
   Conservative Fund)                                                       X         X         X
Rydex | SGI All-Asset Moderate Strategy Fund
   (Formerly, Essential Portfolio Moderate Fund)                            X         X         X
Rydex | SGI All-Asset Aggressive Strategy Fund
   (Formerly, Essential Portfolio Aggressive
   Fund)                                                                    X         X         X
MONEY MARKET FUND
Rydex U.S. Government Money Market Fund                X         X          X         X

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the Investor Class, Advisor Class, A-Class, C-Class and H-Class Shares dated August 1, 2009 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                     The date of this SAI is August 1, 2009

GENERAL INFORMATION ABOUT THE TRUST ......................................     2
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS .........................     3
ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS ............................    35
DESCRIPTION OF THE MONEY MARKET FUND .....................................    40
SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE
   INVESTMENT STRATEGIES .................................................    40
INVESTMENT RESTRICTIONS ..................................................    43
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    52
MANAGEMENT OF THE TRUST ..................................................    61
PRINCIPAL HOLDERS OF SECURITIES ..........................................    86
DETERMINATION OF NET ASSET VALUE .........................................   109
PURCHASE AND REDEMPTION OF SHARES ........................................   111
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS ..........   112
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................   115
OTHER INFORMATION ........................................................   123
INDEX PUBLISHERS INFORMATION .............................................   124
COUNSEL ..................................................................   128
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................   128
CUSTODIAN ................................................................   128
FINANCIAL STATEMENTS .....................................................   128
APPENDIX A - DESCRIPTION OF RATINGS ......................................   A-1
APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ......   B-1
APPENDIX C - SECURITY GLOBAL INVESTORS, LLC PROXY VOTING POLICIES AND
   PROCEDURES ............................................................   C-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.


Each Fund is an open-end management investment company. Currently, the Trust offers fifty-five (55) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

                           THE "DOMESTIC EQUITY FUNDS"

Inverse Mid-Cap Strategy Fund
Inverse NASDAQ-100(R) Strategy Fund
Inverse Russell 2000(R) Strategy Fund
Inverse S&P 500 Strategy Fund
Mid-Cap 1.5x Strategy Fund
Nova Fund
NASDAQ-100(R) Fund
Russell 2000(R) Fund
Russell 2000(R) 1.5x Strategy Fund
S&P 500 Fund
S&P 500 Pure Growth Fund
S&P 500 Pure Value Fund
S&P MidCap 400 Pure Growth Fund
S&P MidCap 400 Pure Value Fund
S&P SmallCap 600 Pure Growth Fund
S&P SmallCap 600 Pure Value Fund


                               THE "SECTOR FUNDS"

Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund


                            THE "OPPORTUNISTIC FUNDS"

All-Cap Opportunity Fund
International Opportunity Fund

                        THE "INTERNATIONAL EQUITY FUNDS"

Europe 1.25x Strategy Fund
Japan 2x Strategy Fund


                            THE "FIXED INCOME FUNDS"

Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund


                             THE "ALTERNATIVE FUNDS"

Global 130/30 Strategy Fund
Global Market Neutral Fund
Alternative Strategies Allocation Fund

                              THE "SPECIALTY FUNDS"

Real Estate Fund
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

                          THE "ASSET ALLOCATION FUNDS"

All-Asset Conservative Strategy Fund
All-Asset Moderate Strategy Fund
All-Asset Aggressive Strategy Fund


                             THE "MONEY MARKET FUND"

U.S. Government Money Market Fund (the "Money Market Fund")


For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund were transferred to the Fund.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Sector Fund, Opportunistic Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, and Asset Allocation Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

The Alternative Strategies Allocation Fund and the Asset Allocation Funds are "funds of funds." The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffiliated funds, including exchange-traded funds (the "Alternative Strategies Allocation Underlying Funds") as described in the Fund's Prospectuses. The Asset Allocation Funds invest their assets in a combination of funds within the same group of affiliated investment companies, SGI Funds and Rydex family of mutual funds, and in exchange-traded funds (the "Asset Allocation Underlying Funds" and together with the Alternative Strategies Allocation Underlying Funds, the "Underlying Funds"), as described in the Funds' Prospectuses. Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Asset Allocation Funds do not directly invest in the portfolio securities or use the investment techniques of their respective Underlying Funds. Nonetheless, the Alternative Strategies Allocation Fund and each Asset Allocation Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their Underlying Funds. The Alternative Strategies Allocation Fund and each Asset Allocation Fund may, however, borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor or Sub-Advisor (defined below) these strategies will be advantageous to that Fund. The International Opportunity Fund is sub-advised by

Valu-Trac Investment Management Limited ("Valu-Trac") and the Global 130/30 Strategy Fund and Global Market Neutral Fund are sub-advised by Security Global Investors, LLC ( "SGI"). SGI and Valu-Trac will be collectively referred to as the "Sub-Advisors." Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.


BORROWING


While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Sector Funds, Opportunistic Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds and Asset Allocation Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Sector Funds, Opportunistic Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, Specialty Funds, and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor or in the case of the Global 130/30 Strategy Fund and Global Market Neutral Fund, SGI believes that the respective Fund's investment objective would be furthered.


Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

COMMERCIAL PAPER

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). See "Appendix A -Description of Ratings" for a description of commercial paper ratings.


CURRENCY TRANSACTIONS


FOREIGN CURRENCIES. The International Equity Funds and International Opportunity Fund may, and the Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.


- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' or the Underlying Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's or an Underlying Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's or the Underlying Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds or the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' or the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.


The International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. The International Opportunity Fund intends to, and although the International Equity Funds, Global 130/30 Strategy Fund, and Global Market Neutral Fund do not currently expect to engage in currency hedging, the Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds, may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Except for the International Opportunity Fund, a Fund's or an Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). In addition to Transaction Hedging and Position Hedging, the International Opportunity Fund may engage in currency transactions as part of a currency overlay strategy that seeks to enhance returns and manage risk for the Fund. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an Underlying Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an Underlying Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an Underlying Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund or an Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.


A Fund, with the exception of the International Opportunity Fund, or an Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.


A Fund or an Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or Underlying Fund has or in which that Fund or Underlying Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's or an Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's or an Underlying Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's or the Underlying Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund or the Underlying Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an Underlying Fund is engaging in proxy hedging. If a Fund or an Underlying Fund enters into a currency hedging transaction, the Fund or the Underlying Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


Each Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.


Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.


The International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging, and in the case of the International Opportunity Fund, as part of a currency overlay strategy that seeks to enhance returns and manage risk for the Fund. The International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The International Equity Funds, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and/or Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, International Opportunity Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. The Japan 2x Strategy Fund, International Opportunity Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM ("CEWsSM") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.


Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may also invest in principal exchange rate linked securities ("PERLsSM"). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLsSM are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper ("PIPsSM"). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


CURRENCY OVERLAY STRATEGY. The International Opportunity Fund intends to actively manage currency exposure through a currency overlay strategy, which changes the exposure of the currencies in which the Fund's underlying assets are denominated into any combination of the currencies represented in the MSCI World ex-US Index. The strategy is designed to enhance returns and manage risk for the Fund. In implementing this strategy, the Fund may engage in currency transactions for the purpose of: (i) hedging foreign currency exposure back into U.S. Dollars when it is anticipated that the foreign currency might depreciate against the U.S. Dollar; or (ii) hedging foreign currency exposure by gaining exposure to one or more currencies represented in the MSCI World ex-US Index (even where the Fund does not have a position in the underlying equity) that are believed to be more attractive than the hedged foreign currency, provided that, immediately after any such transaction, the Fund's exposure to a currency is no more than 25 percentage points above the currency's percentage weighting in the MSCI World ex-US Index (e.g., if a particular currency's percentage weighting in the MSCI World ex-US Index is 10%, then the Fund's exposure to that currency may not exceed 35% of its total assets). When it employs the strategy, the Fund intends to obtain its currency exposure primarily through futures contracts but also may do so through other means, including exchange traded funds, swap agreements, forward currency contracts and purchases of currency on a spot basis.


EQUITY SECURITIES


The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity Funds, Sector Funds, Opportunistic Funds, International Equity Funds, Alternative Funds, Specialty Funds, and Asset Allocation Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. In addition, the NASDAQ-100(R) Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Sector Funds, Opportunistic Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds may purchase equity securities traded on exchanges all over the world, including the U.S., or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.


- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.


     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

- INITIAL PUBLIC OFFERINGS ("IPOS"). The Global 130/30 Strategy Fund and Global Market Neutral Fund may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with a small asset bases. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns. IPOs may not be consistently available to the Funds for investing, particularly as the Funds' asset base grows. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses for the Funds, such as commissions and transaction costs. By selling IPO shares, the Funds may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

- WARRANTS. As a matter of non-fundamental policy, the Funds (except for the S&P 500 Fund, Russell 2000(R) Fund, and Asset Allocation Funds) do not invest in warrants. However, these Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.


FIXED INCOME SECURITIES


The International Opportunity Fund, Fixed Income Funds, Alternative Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Asset Allocation Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:


- DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


DEBT SECURITIES. The Opportunistic Funds, Fixed Income Funds, Alternative Funds, Specialty Funds, and Asset Allocation Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities. The Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.


NON-INVESTMENT-GRADE DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.


The High Yield Strategy Fund and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.


UNRATED DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.


DEBT SECURITIES ISSUED BY THE INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT ("WORLD BANK"). The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in :non-core" currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.


FOREIGN ISSUERS


The Domestic Equity Funds, Sector Funds, Opportunistic Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, and Real Estate Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.


Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE. The Europe 1.25x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.


RISK FACTORS REGARDING JAPAN. The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure.


For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.


RISK FACTORS REGARDING EMERGING MARKETS. The Global 130/30 Strategy Fund, Global Market Neutral Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.


FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Alternative Strategies Allocation Fund, Asset Allocation Funds and Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds may use futures contracts and related options
(i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds or the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the Underlying Fund may undertake and on the potential increase in the speculative character of the Fund's or the Underlying Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the Underlying Fund arising from such investment activities.

A Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's or an Underlying Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


OPTIONS. The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's or each Underlying Fund's respective investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund or an Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's or an Underlying Fund's investment objective, and except as restricted by a Fund's or an Underlying Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund or an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an Underlying Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund's or the Underlying Fund's securities or by a decrease in the cost of acquisition of securities by the Fund or the Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


Risks Associated With Commodity Futures Contracts. Certain Underlying Funds of the Alternative Strategies Allocation and Asset Allocation Funds may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

- STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while an Underlying Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

- REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Underlying Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Underlying Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Underlying Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

- OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Underlying Fund's investments to greater volatility than investments in traditional securities.

- COMBINED POSITIONS. The Underlying Fund may purchase and write options in combination with each other. For example, the Underlying Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


HYBRID INSTRUMENTS


The High Yield Strategy Fund and Inverse High Yield Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the Underlying Funds.

With respect to certain of the Underlying Funds of the Alternative Strategies Allocation and Asset Allocation Funds, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Underlying Funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the High Yield Strategy Fund's and Inverse High Yield Strategy Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The High Yield Strategy and Inverse High Yield Strategy, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an Underlying Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's or the Underlying Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.


The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES


While none of the Funds anticipate doing so, each Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund or an Underlying Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's or the Underlying Fund's net assets in illiquid securities. If the percentage of a Fund's or an Underlying Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or the Underlying Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.


Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an Underlying Fund may invest in to the Advisor.


INVESTMENT IN THE SUBSIDIARIES

For the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain Underlying Funds may invest up to 25% of their total assets in a subsidiary that is wholly-owned by the Underlying Fund (each a "Subsidiary"). Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. Such Underlying Funds, as the sole shareholder of their respective Subsidiaries will not have all of the protections offered to investors in registered investment companies. However, since the Underlying Funds wholly own and control their respective Subsidiaries, and these Underlying Funds are managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Underlying Funds' or their shareholders. The Board has oversight responsibility for the investment activities of these Underlying Funds, including each Underlying Fund's investment in its Subsidiary and the Underlying Funds' role as the sole shareholder of its respective Subsidiary. Also, in managing each Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Underlying Funds.

Changes in the laws of the United States and/or the Cayman Islands, under which the Subsidiaries are organized, could result in the inability of certain of the Underlying Funds and/or their respective Subsidiaries to operate as described in this SAI and could negatively affect the Underlying Funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Underlying Fund shareholders would likely suffer decreased investment returns.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. The Alternative Strategies Allocation Fund and the Asset Allocation Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with
Section 12(d)(1)(E), (F) and (G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.


If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES


The International Opportunity Fund, Alternative Strategies Allocation Fund, and Asset Allocation Funds may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the International Opportunity Fund, Alternative Strategies Allocation Fund, and/or Asset Allocation Funds invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the International Opportunity Fund, Alternative Strategies Allocation Fund, and/or the Asset Allocation Funds bears directly in connection with their own operations.


PORTFOLIO TURNOVER


As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, other than the Opportunistic Funds, Alternative Funds, and Asset Allocation Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and

Redeeming Shares" and "Financial Highlights" in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Opportunistic Funds, Alternative Funds, and Asset Allocation Funds, will be substantial.

In general, the Advisor (and in the case of the Global Market Neutral Fund and Global 130/30 Strategy Fund, SGI) manages the Opportunistic Funds, Alternative Funds, and Asset Allocation Funds without regard to restrictions on portfolio turnover. The Funds' investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Opportunistic Funds, Alternative Funds, and Asset Allocation Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Opportunistic Funds, Alternative Funds, and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. Nonetheless, because a redemption fee is charged on frequent redemptions, the transaction costs associated with any portfolio turnover is offset by the redemption fees collected by the Funds.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS


Each of the Funds may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in repurchase agreements with respect to more than 33 1/3% of its total assets.


REVERSE REPURCHASE AGREEMENTS


The Domestic Equity Funds, Opportunistic Funds, Japan 2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except the Alternative Strategies Allocation Fund), Specialty Funds (except the Real Estate Fund), and Money Market Fund may use reverse repurchase agreements as part of a Fund's investment strategy. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the Underlying Funds may use reverse repurchase agreements as part of an Underlying Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the Underlying Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the Underlying Funds. Each Fund or Underlying Fund will establish a segregated account with the Trust's custodian bank in which the Fund or the Underlying Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's or the Underlying Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.


SHORT SALES


The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Global 130/30 Strategy Fund, Global Market Neutral Fund, and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The remaining Domestic Equity Funds, Sector Funds, Opportunistic Funds, International Equity Funds, High Yield Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Real Estate Fund may also engage in short sales transactions under which a Fund sells a security it does not own. In the case of the Alternative Strategies Allocation and Asset Allocation Funds, the Funds may invest in certain Underlying Funds that may engage in short sales transactions under which an Underlying Fund sells a security it does not own. To complete such a transaction, a Fund or an Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the Underlying Fund. Until the security is replaced, the Fund or the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the Underlying Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an Underlying Fund closes its short position or replaces the borrowed security, the Fund or the Underlying Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's or the Underlying Fund's short position. Each of the Funds or Underlying Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS


The Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an Underlying Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.


Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.


The High Yield Strategy Fund and Inverse High Yield Strategy Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a


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net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.


Most swap agreements (but generally not credit default swaps) entered into by the Funds or the Underlying Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's or an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.


A Fund's or an Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the Underlying
Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's or an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's or an Underlying Fund's illiquid investment limitations. A Fund or an Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund or Inverse High Yield Strategy Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the Underlying Funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the Underlying Fund on the notional amount.


Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an Underlying Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.


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


Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's or an Underlying Fund's risk of loss consists of the net amount of payments that such Fund or Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's or an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's or an Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the Underlying Funds, and their Advisor or in the case of the Global Market Neutral Fund and the Global 130/30 Strategy Fund, SGI, believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor and SGI, under the supervision of the Board, are responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.


The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.


TIME DEPOSITS AND EURODOLLAR TIME DEPOSITS

The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the Underlying Funds may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.


TRACKING ERROR


The following factors may affect the ability of the Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an Underlying Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or Underlying Fund; (4) an imperfect correlation between the performance of instruments held by a Fund or Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund or Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's or Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund's and Japan 2x Strategy Fund's respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments. Market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments will cause some divergence between the Fund or Underlying Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or Underlying Fund is leveraged. The tracking error of a leveraged Fund or leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or Underlying Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds' performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds' respective underlying indices. However, all of the Domestic Equity Funds', International Equity Funds', Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Strengthening Dollar 2x Strategy Fund's, and Weakening Dollar 2x Strategy Fund's performance attempts to correlate highly with the movement in their respective underlying indices over time.


U.S. GOVERNMENT SECURITIES


The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the Underlying Funds may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).


Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.


On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS


The Fixed Income Funds, Alternative Strategies Allocation Fund, and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.


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

Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.


ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

     a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

     b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

     c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES


To the extent discussed above and in the Prospectuses, the Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, International Equity Funds, Fixed

Income Funds (except for the High Yield Strategy Fund), Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, present certain risks, some of which are further described below.

LEVERAGE. The Mid-Cap 1.5x Strategy, Nova, Russell 2000(R) 1.5x Strategy, International Equity Funds, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the "Leveraged Funds") and the Weakening Dollar 2x Strategy Fund (the "Leveraged Inverse Funds") employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Fund may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Fund. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Fund to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Fund's total return to shareholders. If the Leveraged Funds and Leveraged Inverse Fund achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUND. As discussed in the Prospectuses, each of the Leveraged Funds and the Leveraged Inverse Fund are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Fund are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Fund use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.


A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS


      INDEX PERFORMANCE
----------------------------
                 200% OF ONE                         MARKET VOLATILITY
ONE YEAR INDEX    YEAR INDEX   ------------------------------------------------------------
 PERFORMANCE     PERFORMANCE    10%    15%    20%    25%    30%    35%    40%    45%    50%
--------------   -----------   ----   ----   ----   ----   ----   ----   ----   ----   ----
      -40%           -80%      -64%   -64%   -65%   -65%   -67%   -68%   -69%   -70%   -71%
      -35%           -70%      -58%   -59%   -59%   -60%   -62%   -63%   -64%   -65%   -66%
      -30%           -60%      -52%   -53%   -52%   -53%   -55%   -56%   -58%   -60%   -61%
      -25%           -50%      -45%   -46%   -46%   -47%   -48%   -50%   -52%   -53%   -55%
      -20%           -40%      -36%   -37%   -39%   -40%   -41%   -43%   -44%   -47%   -50%
      -15%           -30%      -29%   -29%   -30%   -32%   -33%   -36%   -38%   -40%   -43%
      -10%           -20%      -20%   -21%   -23%   -23%   -26%   -28%   -31%   -32%   -36%
       -5%           -10%      -11%   -12%   -13%   -16%   -18%   -20%   -23%   -25%   -29%
        0%             0%       -1%    -2%    -4%    -6%    -8%   -11%   -14%   -17%   -20%
        5%            10%        9%     8%     6%     3%     2%    -3%    -5%    -8%   -12%
       10%            20%       19%    19%    16%    15%    10%     9%     4%     0%    -5%
       15%            30%       31%    29%    27%    25%    21%    19%    15%    11%     6%
       20%            40%       43%    41%    38%    35%    32%    27%    23%    18%    13%
       25%            50%       54%    52%    50%    48%    43%    39%    34%    29%    22%
       30%            60%       69%    64%    62%    58%    56%    49%    43%    39%    34%
       35%            70%       79%    77%    75%    70%    68%    61%    57%    50%    43%
       40%            80%       92%    91%    88%    82%    81%    73%    67%    62%    54%

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

         INDEX PERFORMANCE
--------------------------------
                 200% INVERSE OF                          MARKET VOLATILITY
ONE YEAR INDEX    ONE YEAR INDEX   ------------------------------------------------------------
 PERFORMANCE       PERFORMANCE      10%    15%    20%    25%    30%    35%    40%    45%    50%
--------------   ---------------   ----   ----   ----   ----   ----   ----   ----   ----   ----
     -40%               80%        165%   153%   145%   127%   114%    99%    74%    57%    35%
     -35%               70%        130%   122%   109%    96%    84%    68%    51%    32%    17%
     -30%               60%         98%    93%    79%    68%    58%    46%    29%    16%     1%
     -25%               50%         73%    68%    58%    49%    36%    26%    13%     2%   -13%
     -20%               40%         51%    45%    39%    31%    20%    12%    -2%   -11%   -23%
     -15%               30%         35%    29%    23%    16%     6%    -2%   -12%   -22%   -30%
     -10%               20%         20%    16%     9%     3%    -5%   -13%   -21%   -30%   -39%
      -5%               10%          8%     5%    -2%    -8%   -14%   -21%   -30%   -38%   -46%
       0%                0%         -3%    -7%   -12%   -17%   -23%   -28%   -37%   -44%   -51%
       5%              -10%        -12%   -15%   -19%   -25%   -31%   -35%   -43%   -47%   -55%
      10%              -20%        -19%   -23%   -27%   -32%   -36%   -43%   -47%   -53%   -59%
      15%              -30%        -27%   -29%   -32%   -37%   -42%   -46%   -53%   -58%   -63%
      20%              -40%        -33%   -35%   -38%   -42%   -46%   -50%   -56%   -60%   -66%
      25%              -50%        -38%   -40%   -43%   -47%   -51%   -55%   -59%   -64%   -68%
      30%              -60%        -43%   -44%   -47%   -51%   -55%   -59%   -62%   -66%   -71%
      35%              -70%        -46%   -49%   -52%   -53%   -58%   -61%   -66%   -68%   -73%
      40%              -80%        -50%   -52%   -55%   -57%   -61%   -64%   -68%   -71%   -75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectuses.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND AND NASDAQ-100(R) FUND), SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND), OPPORTUNISTIC FUNDS, INTERNATIONAL EQUITY FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE FUNDS (EXCEPT FOR THE GLOBAL MARKET NEUTRAL FUND), SPECIALTY FUNDS, AND ASSET ALLOCATION FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33(1)/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund, International Equity Fund,, Strengthening Dollar 2x Strategy Fund, or Weakening Dollar 2x Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

With the exception of investments in shares of investment companies, the Alternative Strategies Allocation Fund and each Asset Allocation Fund shall not:

8. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

FUNDAMENTAL POLICIES OF THE GLOBAL MARKET NEUTRAL FUND

The Global Market Neutral Fund shall not:

9. Borrow money in an amount exceeding 33(1)/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

10. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

11. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

12. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

13. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

14. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

15. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

FUNDAMENTAL POLICIES OF THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, NASDAQ-100(R) FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Each Fund shall not:

16. Lend any security or make any other loan if, as a result, more than 33(1)/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

17.  Underwrite securities of any other issuer.

18. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

19. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 20, 22, 23, and 24, as applicable to the Fund.

20. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

21. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

     21.1 The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

22. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

     22.1 The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

23. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

     23.1 The Nova Fund and the Government Long Bond 1.2x Strategy Fund may borrow money, subject to the conditions of paragraph 16, for the purpose of investment leverage.

     23.2 The Inverse Government Long Bond Strategy Fund may borrow money, subject to the conditions of paragraph 23, but shall not make purchases while borrowing in excess of 5% of the value of its assets. For purposes of this subparagraph, Fund assets invested in reverse repurchase agreements are included in the amounts borrowed.

24. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

     24.1 The Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse GovernmenT Long Bond Strategy Fund, may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund's custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

FUNDAMENTAL POLICIES OF THE MONEY MARKET FUND

The Money Market Fund shall not:

25. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

26. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

27. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

28.  Write or purchase put or call options.

29. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

30. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

31. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1. Invest in warrants (this limitation does not apply to the S&P 500 Fund, Russell 2000(R) Fund or AsseT Allocation Funds).

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3. Invest in mineral leases (this limitation does not apply to the S&P 500 Fund, Russell 2000(R) Fund oR Asset Allocation Funds).

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund.

The Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Sector Funds, Opportunistic Funds, International Equity Funds, High YielD Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, Specialty Funds, and Asset Allocation Funds may not:

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy Nos. 1 and 9 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Invest in companies for the purpose of exercising control (except for the S&P 500 Fund, Russell 2000(R) Fund, International Opportunity Fund, High Yield Strategy Fund, Inverse High Yield StrategY Fund, Alternative Strategies Allocation Fund and Asset Allocation Funds).

7. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000(R) 1.5x Strategy Fund may not:

     10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, and Inverse Russell 2000(R) Strategy FUnd each may not:

     11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100(R) Fund, and Russell 2000(R) Fund each may not:

     12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

     13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) and derivatives and other instruments whose performance is expecteD to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

     14. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) without 60 days' prior notice to shareholders.

The S&P 500 Pure Growth Fund may not:

     15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P 500 Pure Value Fund may not:

     16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P MidCap 400 Pure Growth Fund may not:

     17. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P MidCap 400 Pure Value Fund may not:

     18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P SmallCap 600 Pure Growth Fund may not:

     19. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The S&P SmallCap 600 Pure Value Fund may not:

     20. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

     21. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

     22. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 IndexSM) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Japan 2x Strategy Fund may not:

     23. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Nikkei 225 Stock Average) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the Money Market Fund each may not:

     24. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

     25. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days' prior notice to shareholders.

The High Yield Strategy Fund may not:

     26. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days' prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

     27. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days' prior notice to shareholders.


With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Sector Funds (except for the Precious MetalS Fund), Opportunistic Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except for the Global Market Neutral Fund), Specialty Funds and Asset Allocation Funds," in paragraph 9 under the heading "Fundamental Policies of the Global Market Neutral Fund," and in paragraph 16 above under the heading "Fundamental Policies of the Inverse NASDAQ-100(R) Strategy Fund, InversE S&P 500 Strategy Fund, Nova Fund, NASDAQ-100(R) Fund, Fixed Income Funds, and Precious Metals Fund." WitH respect to borrowings in accordance with the limitations set forth in paragraphs 1, 9 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraphs 1, 9 and 16 under the heading "Fundamental Policies" apply only when the Fund borrows money from a bank, and the fund may purchase securities when its borrowings exceed 5% of its total assets provided that such purchases are not made for investment purposes (e.g. the purchases are made to cover existing Fund obligations such as an obligation to cover a short sale.)


BROKERAGE ALLOCATION AND OTHER PRACTICES


Subject to the general supervision by the Advisor and the Board, SGI is responsible for decisions to buy and sell securities for the Global 130/30 Strategy and Global Market Neutral Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. SGI expects that the Global 130/30 Strategy Fund and Global Market Neutral Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act"), and the rules and regulations thereunder.

With respect to the Alternative Strategies Allocation and Asset Allocation Funds, the Funds will purchase and sell the principal portion of Fund securities (I.E., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the Underlying Funds.


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Advisor, and in the case of the Global 130/30 Strategy Fund and Global Market Neutral Fund, SGI may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor or SGI, as applicable, and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor and SGI believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following brokerage commissions:

                                                             AGGREGATE            AGGREGATE            AGGREGATE
                                                             BROKERAGE            BROKERAGE            BROKERAGE
                                                FUND         COMMISSIONS          COMMISSIONS         COMMISSIONS
                                             INCEPTION   DURING FISCAL YEAR   DURING FISCAL YEAR   DURING FISCAL YEAR
FUND NAME                                       DATE         ENDED 2007           ENDED 2008           ENDED 2009
---------                                    ---------   ------------------   ------------------   ------------------
Inverse Mid-Cap Strategy Fund                2/20/2004       $    4,116            $  2,110           $    2,873
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998       $   18,514*           $ 14,211           $   39,723
Inverse Russell 2000(R) Strategy Fund        2/20/2004       $   15,173            $ 63,060           $   88,279
Inverse S&P 500 Strategy Fund                 1/7/1994       $   38,927*           $ 34,148           $  103,359
Mid-Cap 1.5x Strategy Fund                   8/16/2001       $  140,292            $ 59,666           $   27,811
Global 130/30 Strategy Fund                  9/23/2002       $  116,399            $ 81,982           $   80,682
Nova Fund                                    7/12/1993       $  220,149*           $128,315           $   87,723
NASDAQ-100(R) Fund                           2/14/1994       $  566,145            $269,717           $  309,025
Russell 2000(R) Fund                         5/31/2006       $   12,709            $ 16,352           $   43,766
Russell 2000(R) 1.5x Strategy Fund           11/1/2000       $  223,771            $120,424           $   77,215
S&P 500 Fund                                 5/31/2006       $    2,862            $ 12,571           $   86,927
All-Cap Opportunity Fund                     3/22/2002       $1,013,816            $639,382           $1,629,724
S&P 500 Pure Growth Fund                     2/20/2004       $  201,806            $149,831           $  100,837
S&P 500 Pure Value Fund                      2/20/2004       $  686,126            $430,645           $  748,588
S&P MidCap 400 Pure Growth Fund              2/20/2004       $  124,450            $171,191           $  501,729
S&P MidCap 400 Pure Value Fund               2/20/2004       $  314,663            $142,170           $  199,990
S&P SmallCap 600 Pure Growth Fund            2/20/2004       $  215,826            $169,102           $  169,038
S&P SmallCap 600 Pure Value Fund             2/20/2004       $  534,313            $310,276           $  616,076
Banking Fund                                  4/1/1998       $  116,037            $154,013           $  337,175
Basic Materials Fund                          4/1/1998       $  169,333            $259,293           $  278,712
Biotechnology Fund                            4/1/1998       $  348,159            $207,573           $  559,287
Consumer Products Fund                        7/6/1998       $  171,118            $116,599           $  134,150
Electronics Fund                              4/1/1998       $  453,515            $279,397           $  326,597
Energy Fund                                  4/21/1998       $  221,241            $114,048           $  224,275
Energy Services Fund                          4/1/1998       $  264,768            $233,733           $  245,252
Financial Services Fund                       4/2/1998       $  201,322            $151,215           $   92,849
Health Care Fund                             4/17/1998       $  268,969            $153,085           $  260,659
Internet Fund                                 4/6/2000       $  246,691            $151,632           $  125,989
Leisure Fund                                  4/1/1998       $  198,276            $ 56,776           $   68,862
Precious Metals Fund                         12/1/1993       $1,613,290            $715,630           $1,829,222
Retailing Fund                                4/1/1998       $  138,593            $ 83,379           $  117,447
Technology Fund                              4/14/1998       $  370,460            $191,828           $  120,627

                                                             AGGREGATE            AGGREGATE            AGGREGATE
                                                             BROKERAGE            BROKERAGE            BROKERAGE
                                                FUND         COMMISSIONS          COMMISSIONS         COMMISSIONS
                                             INCEPTION   DURING FISCAL YEAR   DURING FISCAL YEAR   DURING FISCAL YEAR
FUND NAME                                       DATE         ENDED 2007           ENDED 2008           ENDED 2009
---------                                    ---------   ------------------   ------------------   ------------------
Telecommunications Fund                       4/1/1998       $  247,865            $188,570           $  136,371
Transportation Fund                           4/2/1998       $  235,134            $115,637           $  249,230
Utilities Fund                                4/3/2000       $  330,469            $184,803           $  229,517
Europe 1.25x Strategy Fund                    5/8/2000       $  126,394            $ 74,650           $   37,934
Japan 2x Strategy Fund                       2/22/2008               **            $  2,192           $   25,664
International Opportunity Fund               8/31/2007               **            $ 24,004           $   39,490
Government Long Bond 1.2x Strategy Fund       1/3/1994       $   70,138            $ 17,700           $   21,015
Inverse Government Long Bond Strategy Fund    3/3/1995       $  190,599*           $120,314           $  150,721
High Yield Strategy Fund                     4/16/2007               **            $  7,585           $   18,530
Inverse High Yield Strategy Fund             4/16/2007               **            $  4,731           $    5,009
Alternative Strategies Allocation Fund        3/7/2008               **            $    406           $    2,124
Strengthening Dollar 2x Strategy Fund        5/25/2005       $       24            $ 11,232           $  143,011
Weakening Dollar 2x Strategy Fund            5/25/2005       $      276            $ 14,611           $   72,559
Real Estate Fund                             2/20/2004       $  300,022            $160,728           $  199,598
All-Asset Conservative Strategy Fund         6/30/2006       $       70            $     64           $        0
All-Asset Moderate Strategy Fund             6/30/2006       $       76            $  1,384           $        0
All-Asset Aggressive Strategy Fund           6/30/2006       $      448            $      0           $        0
Money Market Fund                            12/1/1993       $        0            $      0           $        0
Global Market Neutral Fund                   3/30/2009               **                  **           $   19,047***

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**   Not in operation for the period indicated.

***  From commencement of operations on March 30, 2009.


Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor, and in the case of the Global 130/30 Strategy Fund and Global Market Neutral Fund, SGI may select a broker based upon brokerage or research services provided to the Advisor or SGI. The Advisor or SGI may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor or SGI, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor or SGI may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor and SGI believe that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor and SGI may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor and SGI will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor and SGI under the advisory agreement and sub-advisory agreement, respectively. Any advisory or other fees paid to the Advisor or SGI are not reduced as a result of the receipt of research services.

In some cases the Advisor or SGI may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor or SGI makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor or SGI will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor or SGI faces a potential conflict of interest, but the Advisor and SGI each believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor or SGI with research services. The Financial Industry Regulatory Authority ("FINRA", formerly the National Association of Securities Dealers or the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2009, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                                                   TOTAL DOLLAR AMOUNT OF
                                        TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                         BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
FUND NAME                                FOR RESEARCH SERVICES       RESEARCH SERVICES
---------                               ----------------------   -------------------------
Inverse Mid-Cap Strategy Fund                       N/A                           N/A
Inverse NASDAQ-100(R) Strategy Fund                 N/A                           N/A
Inverse Russell 2000(R) Strategy Fund          $ 11,537                $   35,843,246
Inverse S&P 500 Strategy Fund                       N/A                           N/A
Mid-Cap 1.5x Strategy Fund                     $  7,359                $   27,434,710
Global 130/30 Strategy Fund                    $ 10,937                $   45,913,066
Nova Fund                                      $ 24,386                $  154,515,198
NASDAQ-100(R) Fund                             $ 71,008                $  372,369,844
Russell 2000(R) Fund                           $  7,002                $   14,745,492
Russell 2000(R) 1.5x Strategy Fund             $ 10,841                $   32,663,067
S&P 500 Fund                                   $  3,964                $   15,239,836
All-Cap Opportunity Fund                       $171,528                $1,075,686,416
S&P 500 Pure Growth Fund                       $  6,052                $   28,001,596
S&P 500 Pure Value Fund                        $ 28,847                $   47,468,432
S&P MidCap 400 Pure Growth Fund                $ 49,487                $  171,157,473
S&P MidCap 400 Pure Value Fund                 $ 10,298                $   16,605,423
S&P SmallCap 600 Pure Growth Fund              $ 14,815                $   36,254,269
S&P SmallCap 600 PureValue Fund                $ 47,710                $   68,028,443
Banking Fund                                   $ 19,981                $   50,530,083
Basic Materials Fund                           $ 27,935                $  139,983,917
Biotechnology Fund                             $ 38,865                $   99,703,040
Consumer Products Fund                         $ 17,782                $   85,577,798
Electronics Fund                               $ 18,922                $   29,427,308
Energy Fund                                    $ 30,225                $  167,837,144
Energy Services Fund                           $ 37,482                $  219,892,714
Financial Services Fund                        $ 10,928                $   33,687,167
Health Care Fund                               $ 17,330                $   84,723,116
Internet Fund                                  $  6,947                $   18,798,510
Leisure Fund                                   $  8,105                $   22,280,726
Precious Metals Fund                           $ 21,257                $   57,193,465
Retailing Fund                                 $  6,851                $   23,342,998
Technology Fund                                $ 10,840                $   30,556,056
Telecommunications Fund                        $ 12,548                $   24,716,736
Transportation Fund                            $ 36,813                $  131,631,738
Utilities Fund                                 $ 41,987                $  156,928,655
Europe 1.25x Strategy Fund                     $  1,432                $    6,819,655
Japan 2x Strategy Fund                              N/A                           N/A
International Opportunity Fund                 $  8,742                $   33,852,408

                                                                        TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                              BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
FUND NAME                                     FOR RESEARCH SERVICES       RESEARCH SERVICES
---------                                    ----------------------   -------------------------
Government Long Bond 1.2x Strategy Fund                  N/A                          N/A
Inverse Government Long Bond Strategy Fund               N/A                          N/A
High Yield Strategy Fund                                 N/A                          N/A
Inverse High Yield Strategy Fund                         N/A                          N/A
Alternative Strategies Allocation Fund               $ 1,305                  $ 4,520,715
Strengthening Dollar 2x Strategy Fund                    N/A                          N/A
Weakening Dollar 2x Strategy Fund                        N/A                          N/A
Real Estate Fund                                     $14,555                  $49,552,152
All-Asset Conservative Strategy Fund                     N/A                          N/A
All-Asset Moderate Strategy Fund                         N/A                          N/A
All-Asset Aggressive Strategy Fund                       N/A                          N/A
Money Market Fund                                        N/A                          N/A
Global Market Neutral Fund                           $     0                  $         0

*    From commencement of operations on March 30, 2009.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, and in the case of the Global 130/30 Strategy Fund and Global Market Neutral Fund, SGI, or Rydex Distributors, Inc., (the "Distributor"), the distributor of the Funds' shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor, SGI or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds did not pay brokerage commissions to the Distributor.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2009, the following Funds held the following securities of the Trust's "regular brokers or dealers":

                                                                                     TOTAL $ AMOUNT OF
                                                                                    SECURITIES OF EACH
FUND NAME                                    FULL NAME OF BROKER/DEALER         REGULAR BROKER-DEALER HELD
---------                                    --------------------------         --------------------------
Nova Fund                                    Morgan Stanley                           $     87,787.39
                                             Credit Suisse Group                      $  3,459,438.70
                                             Mizuho Financial Group, Inc.             $  1,276,098.21
                                             Bank of America Corp.                    $    273,209.20
                                             Bank of New York Mellon Corp.            $    203,117.50
                                             Goldman Sachs Group, Inc.                $    305,973.72
                                             Citigroup, Inc.                          $     86,690.45
                                             Morgan Stanley                           $    153,014.40
S&P 500 Fund                                 Morgan Stanley                           $  1,083,973.05
                                             Credit Suisse Group                      $ 42,716,136.95
                                             Mizuho Financial Group, Inc.             $ 15,756,887.33
                                             Bank of America Corp.                    $    686,433.00
                                             Bank of New York Mellon Corp.            $    510,534.00
                                             Goldman Sachs Group, Inc.                $    769,811.22
                                             Citigroup, Inc.                          $    217,812.76
                                             Morgan Stanley                           $    384,813.00
Inverse S&P 500 Strategy Fund                Morgan Stanley                           $    558,121.29
                                             Credit Suisse Group                      $ 21,993,891.37
                                             Mizuho Financial Group, Inc.             $  8,112,982.43
NASDAQ-100(R) Fund                           Morgan Stanley                           $    446,545.03
                                             Credit Suisse Group                      $ 17,597,004.46
                                             Mizuho Financial Group, Inc.             $  6,491,083.62
Inverse NASDAQ-100(R) Strategy Fund          Morgan Stanley                           $    610,418.84
                                             Credit Suisse Group                      $ 24,054,781.27
                                             Mizuho Financial Group, Inc.             $  8,873,191.85
Mid-Cap 1.5x Strategy Fund                   Morgan Stanley                           $     73,855.24
                                             Credit Suisse Group                      $  2,910,414.13
                                             Mizuho Financial Group, Inc.             $  1,073,577.12
Inverse Mid-Cap Strategy Fund                Morgan Stanley                           $    132,839.13
                                             Credit Suisse Group                      $  5,234,793.10
                                             Mizuho Financial Group, Inc.             $  1,930,980.91
Russell 2000(R) 1.5x Strategy Fund           Morgan Stanley                           $     53,433.21
                                             Credit Suisse Group                      $  2,105,643.21
                                             Mizuho Financial Group, Inc.             $    776,717.77
Russell 2000(R) Fund                         Morgan Stanley                           $    254,638.43
                                             Credit Suisse Group                      $ 10,034,539.09
                                             Mizuho Financial Group, Inc.             $  3,701,484.10
Inverse Russell 2000(R) Strategy Fund        Morgan Stanley                           $    557,773.88
                                             Credit Suisse Group                      $ 21,980,201.04
                                             Mizuho Financial Group, Inc.             $  8,107,932.41
Government Long Bond 1.2x Strategy Fund      Morgan Stanley                           $     44,647.51
                                             Credit Suisse Group                      $  1,759,424.85
                                             Mizuho Financial Group, Inc.             $    649,006.70

                                                                                     TOTAL $ AMOUNT OF
                                                                                    SECURITIES OF EACH
FUND NAME                                    FULL NAME OF BROKER/DEALER         REGULAR BROKER-DEALER HELD
---------                                    --------------------------         --------------------------
Inverse Government Long Bond Strategy Fund   Morgan Stanley                           $    936,403.14
                                             Credit Suisse Group                      $ 36,900,847.92
                                             Mizuho Financial Group, Inc.             $ 13,611,776.36
Europe 1.25x Strategy Fund                   Morgan Stanley                           $     47,129.97
                                             Credit Suisse Group                      $  1,857,251.17
                                             Mizuho Financial Group, Inc.             $    685,092.32
                                             Credit Suisse Group AG -- SP ADR         $     62,778.91
                                             Barclays PLC -- SP ADR                   $     29,911.50
                                             UBS AG -- SP ADR                         $     45,726.07
Japan 2x Strategy Fund                       Morgan Stanley                           $     60,626.77
                                             Credit Suisse Group                      $  2,389,119.84
                                             Mizuho Financial Group, Inc.             $    881,285.03
S&P SmallCap 600 Pure Value Fund             Morgan Stanley                           $      6,229.31
                                             Credit Suisse Group                      $    245,478.47
                                             Mizuho Financial Group, Inc.             $     90,550.71
S&P MidCap 400 Pure Value Fund               Morgan Stanley                           $      3,261.47
                                             Credit Suisse Group                      $    128,524.72
                                             Mizuho Financial Group, Inc.             $     47,409.47
S&P 500 Pure Value Fund                      Morgan Stanley                           $      2,780.82
                                             Credit Suisse Group                      $    109,584.00
                                             Mizuho Financial Group, Inc.             $     40,422.73
                                             Bank of America Corp.                    $     36,916.66
                                             Citigroup, Inc.                          $     33,704.66
                                             Morgan Stanley                           $    138,783.15
S&P MidCap 400 Pure Growth Fund              Morgan Stanley                           $      1,092.91
                                             Credit Suisse Group                      $     43,068.50
                                             Mizuho Financial Group, Inc.             $     15,886.87
S&P 500 Pure Growth Fund                     Morgan Stanley                           $      4,192.97
                                             Credit Suisse Group                      $    165,232.55
                                             Mizuho Financial Group, Inc.             $     60,950.05
                                             Goldman Sachs Group, Inc.                $    217,871.10
Strengthening Dollar 2x Strategy Fund        Morgan Stanley                           $    394,864.84
                                             Credit Suisse Group                      $ 15,560,442.70
                                             Mizuho Financial Group, Inc.             $  5,739,848.22
Weakening Dollar 2x Strategy Fund            Morgan Stanley                           $  1,179,800.25
                                             Credit Suisse Group                      $ 46,492,400.30
                                             Mizuho Financial Group, Inc.             $ 17,149,854.03
Money Market Fund                            Morgan Stanley                           $  8,554,281.71
                                             Credit Suisse Group                      $337,098,666.30
                                             Mizuho Financial Group, Inc.             $141,919,697.60
Global 130/30 Strategy Fund                  Morgan Stanley                           $        536.01
                                             Credit Suisse Group                      $     21,122.51
                                             Mizuho Financial Group, Inc.             $      7,791.55
                                             Bank of America Corp.                    $     59,845.50

                                                                                     TOTAL $ AMOUNT OF
                                                                                    SECURITIES OF EACH
FUND NAME                                    FULL NAME OF BROKER/DEALER         REGULAR BROKER-DEALER HELD
---------                                    --------------------------         --------------------------
All-Cap Opportunity Fund                     Morgan Stanley                           $     34,736.76
                                             Credit Suisse Group                      $  1,368,871.67
                                             Mizuho Financial Group, Inc.             $    504,941.65
                                             Bank of New York Mellon Corp.            $    313,575.00
                                             Credit Suisse Group AG -- SP ADR         $    317,096.00
                                             Goldman Sachs Group, Inc.                $    371,070.00
                                             UBS AG -- SP ADR                         $    266,869.00
                                             Morgan Stanley                           $    250,470.00
Banking Fund                                 Bank of America Corp.                    $  1,248,673.80
                                             Credit Suisse Group AG -- SP ADR         $  1,458,123.27
                                             Barclays PLC -- SP ADR                   $  1,230,681.00
                                             UBS AG -- SP ADR                         $    907,835.53
Basic Materials Fund                         Credit Suisse Group                      $  1,956,362.48
Electronics Fund                             Credit Suisse Group                      $  3,000,485.69
Energy Fund                                  Credit Suisse Group                      $  1,053,891.50
Energy Services Fund                         Credit Suisse Group                      $  1,694,729.55
Financial Services Fund                      Bank of America Corp.                    $    417,158.94
                                             Bank of New York Mellon Corp.            $    370,753.00
                                             Credit Suisse Group AG -- SP ADR         $    388,290.15
                                             Barclays PLC -- SP ADR                   $    332,231.00
                                             Goldman Sachs Group, Inc.                $    523,102.68
                                             UBS AG -- SP ADR                         $    241,049.66
                                             Morgan Stanley                           $    318,757.23
Internet Fund                                Credit Suisse Group                      $    263,819.95
Precious Metals Fund                         Credit Suisse Group                      $  2,410,820.77
Real Estate Fund                             Credit Suisse Group                      $     80,467.25
Retailing Fund                               Credit Suisse Group                      $    570,040.39
All-Asset Conservative Strategy Fund         Credit Suisse Group                      $     53,075.00
All-Asset Aggressive Strategy Fund           Credit Suisse Group                      $    145,177.98
High Yield Strategy Fund                     Morgan Stanley                           $  3,963,431.00
                                             Credit Suisse Group                      $156,186,965.80
                                             Mizuho Financial Group, Inc.             $ 57,613,365.78
Inverse High Yield Strategy Fund             Morgan Stanley                           $    198,420.31
                                             Credit Suisse Group                      $  7,819,151.31
                                             Mizuho Financial Group, Inc.             $  2,884,284.37
International Opportunity Fund               Morgan Stanley                           $    169,604.56
                                             Credit Suisse Group                      $  6,683,608.46
                                             Mizuho Financial Group, Inc.             $  2,465,411.74
Global Market Neutral Fund                   Morgan Stanley                           $    251,828.70
                                             Credit Suisse Group                      $  9,923,816.11
                                             Mizuho Financial Group, Inc.             $  3,660,641.23

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                                                        INTERESTED TRUSTEES*

Michael P. Byrum (38)       Trustee from 2005 to present.   PADCO ADVISORS, INC.:                          158       None
                            Vice President from 1999 to     Director from January 2008 to present;
                            present. Assistant Secretary    Chief Investment Officer from August
                            from 1995 to 2000.  Principal   2006 to present; President from May 2004
                            Accounting Officer and          to present; Secretary from December 2002
                            Principal Financial Officer     to present; Chief Operating Officer of
                            from 1993 to 1995.              PADCO Advisors, Inc., from October 2003
                                                            to May 2004; and Executive Vice
                                                            President from December 2002 to May 2004

                                                            PADCO ADVISORS II, INC.:
                                                            Director from January 2008 to present;
                                                            Chief Investment Officer from August
                                                            2006 to present; President from May 2004
                                                            to present; Secretary from December 2002
                                                            to present; Chief Operating Officer of
                                                            PADCO Advisors II, Inc., from December
                                                            2003 to May 2004; and Executive Vice
                                                            President from December 2002 to May 2004

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                                                            RYDEX ADVISORY SERVICES:
                                                            President from August 2004 to present
                                                            RYDEX CAPITAL PARTNERS I, LLC:
                                                            President and Secretary from October
                                                            2003 to April 2007

                                                            RYDEX CAPITAL PARTNERS II, LLC:
                                                            President and Secretary from October
                                                            2003 to April 2007

                                                            RYDEX DISTRIBUTORS, INC.:
                                                            Secretary from December 2001 to May
                                                            2004; Executive Vice President from
                                                            December 2002 to May 2004; and Chief
                                                            Operating Officer from December 2003 to
                                                            May 2004

                                                            RYDEX FUND SERVICES, INC.:
                                                            Secretary from December 2002 to present;
                                                            Executive Vice President from December
                                                            2002 to August 2006; and Chief Operating
                                                            Officer from December 2003 to May 2004

                                                            RYDEX HOLDINGS, INC.:
                                                            Secretary from December 2005 to present
                                                            and Executive Vice President from
                                                            December 2005 to August 2006

                                                            ADVISOR RESEARCH CENTER, INC.:
                                                            Secretary from May 2006 to present and
                                                            Executive Vice President from May 2006
                                                            to August 2006

                                                            RYDEX SPECIALIZED PRODUCTS, LLC:
                                                            Director and Secretary from September
                                                            2005 to present

Carl G. Verboncoeur (56)    Trustee from 2004 to present;   PADCO ADVISORS, INC.:                          158       None
                            President from                  Director from January 2008 to present;
                                                            Chief Executive Officer from October
                                                            2003 to January 2009; Executive Vice

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                            2003 to present; Vice           President of from December 2002 to
                            President from 1997 to          October 2003; President from October
                            present; and Treasurer from     2003 to May 2004; and Treasurer from
                            1997 to 2003.                   December 2002 to present

                                                            PADCO ADVISORS II, INC.
                                                            Director from January 2008 to present;
                                                            Chief Executive Officer from December
                                                            2003 to January 2009 Executive Vice
                                                            President from December 2002 to December
                                                            2003; President from December 2002 to
                                                            May 2004; and Treasurer from December
                                                            2003 to present

                                                            RYDEX CAPITAL PARTNERS I, LLC:
                                                            Treasurer from October 2003 to April
                                                            2007, and Executive Vice President from
                                                            October 2003 to August 2006

                                                            RYDEX CAPITAL PARTNERS II, LLC:
                                                            Treasurer from October 2003 to April
                                                            2007, and Executive Vice President from
                                                            October 2003 to August 2006
                                                            RYDEX ADVISORY SERVICES:
                                                            Chief Executive Officer from August 2004
                                                            to January 2009

                                                            RYDEX DISTRIBUTORS, INC.:
                                                            President and Chief Executive Officer
                                                            from December 2003 to January 2009;
                                                            Treasurer from December 2002 to present;
                                                            Executive Vice President from December
                                                            2002 to December 2003; and Vice
                                                            President from December 2001 to December
                                                            2002

                                                            RYDEX FUND SERVICES, INC.:
                                                            Chief Executive Officer from December
                                                            2003 to January 2009; President and
                                                            Treasurer from December 2002 to

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                                                            present; and Executive Vice President
                                                            from December 2001 to December 2002

                                                            RYDEX HOLDINGS, INC.:
                                                            Executive Advisor from January 2009 to
                                                            present; Chief Executive Officer,
                                                            President and Treasurer from December
                                                            2005 to January 2009

                                                            ADVISOR RESEARCH CENTER, INC.:
                                                            Chief Executive Officer, President and
                                                            Treasurer from May
                                                            2006 to January 2009

                                                            RYDEX SPECIALIZED PRODUCTS, LLC:
                                                            Chief Executive Officer, Director and
                                                            Treasurer from September 2005 to January
                                                            2009

                                                        INDEPENDENT TRUSTEES

Corey A. Colehour (63)      Trustee from 1993 to present;   Retired from August 2006 to present.           158       None
                            and Member of the Audit and     President and Senior Vice President of
                            Governance and Nominating       Schield Management Company (registered
                            Committees from 1995 to         investment adviser) from 2003 to 2006
                            present.

J. Kenneth Dalton (68)      Trustee from 1995 to present;   Retired                                        158       None
                            Member of the Governance and
                            Nominating Committee from 1995
                            to present; and Chairman of
                            the Audit

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                            Committee from 1997 to
                            present.

John O. Demaret (69)        Trustee from 1997 to present;   Retired                                        158       None
                            Chairman of the Board from
                            2006 to present; and Member of
                            the Audit and Governance and
                            Nominating Committees from
                            1997 to present.

Werner E. Keller (68)       Trustee and Member of the       Founder and President of Keller                158       None
                            Audit and Governance and        Partners, LLC (registered investment
                            Nominating Committees from      adviser) from 2005 to present; and
                            2005 to present.                Retired from 2001 to 2005

Thomas F. Lydon (49)        Trustee and Member of the       President of Global Trends Investments         158       Board of
                            Audit and Governance and        (registered investment adviser) from                     Directors of US
                            Nominating Committees from      1996 to present                                          Global
                            2005 to present.                                                                         Investors since
                                                                                                                     April 1995

Patrick T. McCarville (66)  Trustee from 1997 to present;   Chief Executive Officer of Par                 158       None
                            Chairman of the Governance      Industries, Inc., d/b/a Par Leasing from
                                                            1977 to present

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                            and Nominating Committee from
                            1997 to present; and Member of
                            the Audit Committee from 1997
                            to present.

Roger Somers (64)           Trustee from 1993 to present;   Founder and Chief Executive Officer of         158       None
                            and Member of the Audit and     Arrow Limousine from 1965 to present
                            Governance and Nominating
                            Committees from 1995 to
                            present.

                                                              OFFICERS

Nick Bonos (45)             Vice President and Treasurer    Senior Vice President of Fund Services         158       Not Applicable
                            from 2003 to present.           of PADCO Advisors, Inc. from August 2006
                                                            to present; Senior Vice President of
                                                            Rydex Fund Services, Inc. from December
                                                            2003 to August 2006; Vice President of
                                                            Accounting, Rydex Fund Services, Inc.
                                                            from 2001 to 2003; and Chief Financial
                                                            Officer and Manager of Rydex Specialized
                                                            Products, LLC from September 2005 to
                                                            present

Joanna M. Haigney (42)      Chief Compliance Officer from   Chief Compliance Officer of PADCO              158       Not Applicable
                            2004 to present; and Secretary  Advisors, Inc. and PADCO Advisors II,
                            from 2000 to present.           Inc. from May 2005 to present and Rydex
                                                            Capital Partners I, LLC and Rydex
                                                            Capital Partners II, LLC from August
                                                            2006 to April 2007; Vice President of
                                                            Compliance of PADCO Advisors, Inc., from
                                                            August 2006 to present; Assistant
                                                            Secretary of Rydex Distributors, Inc.
                                                            from December 2001

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                                                                                                          FUND
                                                                                                         COMPLEX          OTHER
       NAME, ADDRESS             POSITION(S) HELD WITH                                                   OVERSEEN     DIRECTORSHIPS
        AND AGE OF             THE TRUST, TERM OF OFFICE             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/       HELD BY
      TRUSTEE/OFFICER          AND LENGTH OF TIME SERVED              DURING PAST 5 YEARS               OFFICER**        TRUSTEE
      ---------------          -------------------------             -----------------------          -------------  ---------------
                                                            to December 2003; and Vice President of
                                                            Rydex Distributors, Inc. from December
                                                            2003 to May 2004 and Rydex Fund
                                                            Services, Inc. from December 2001 to
                                                            August 2006

Joseph Arruda (41)          Assistant Treasurer from 2006   Vice President of PADCO Advisors, Inc.         158       Not Applicable
                            to present.                     and PADCO Advisors II, Inc. from 2004 to
                                                            present; Director of Accounting of PADCO
                                                            Advisors, Inc. and PADCO Advisors II,
                                                            Inc. from 2003 to 2004; Vice President
                                                            of Mutual Funds, State Street Bank &
                                                            Trust from 2000 to 2003

Paula Billos (33)           Controller from 2006 to         Director of Fund Administration of PADCO       158       Not Applicable
                            present.                        Advisors, Inc. and PADCO Advisors II,
                                                            Inc. from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. Prior to August 27, 2008, the Governance Committee was combined with the Trust's Nominating Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. Prior to August 27, 2008, the Nominating Committee was combined with the Trust's Governance Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                                     AGGREGATE DOLLAR
                                                                                     RANGE OF SHARES
                                                                                       IN ALL RYDEX
                                                               DOLLAR RANGE OF        FUNDS OVERSEEN
        NAME                        FUND NAME                  FUND SHARES (1)       BY TRUSTEE (1, 2)
---------------------   ----------------------------------   --------------------   ------------------
                                          INTERESTED TRUSTEES

Michael P. Byrum              Hedged Equity Fund(3)           $10,001 - $50,000     $50,001 - $100,000

                                                                                     AGGREGATE DOLLAR
                                                                                     RANGE OF SHARES
                                                                                       IN ALL RYDEX
                                                               DOLLAR RANGE OF        FUNDS OVERSEEN
        NAME                        FUND NAME                  FUND SHARES (1)       BY TRUSTEE (1, 2)
---------------------   ----------------------------------   --------------------   ------------------
Carl G. Verboncoeur      International Opportunity Fund         $1 - $10,000           Over $100,000
                           Global 130/30 Strategy Fund        $10,001 - $50,000
                            All-Cap Opportunity Fund          $10,001 - $50,000
                                         INDEPENDENT TRUSTEES
Corey A. Colehour              Biotechnology Fund             $10,001 - $50,000      $10,001 - $50,000
                               Transportation Fund            $10,001 - $50,000
                            All-Cap Opportunity Fund            $1 - $10,000
                         International Opportunity Fund         $1 - $10,000
J. Kenneth Dalton               Money Market Fund             $10,001 - $50,000      $10,001 - $50,000
John O. Demaret                 Money Market Fund               Over $100,000         Over $100,000
Thomas F. Lydon                       None                          None                   None
Werner E. Keller                Money Market Fund               Over $100,000         Over $100,000
                              Precious Metals Fund            $10,001 - $50,000
                              Energy Services Fund            $10,001 - $50,000
Patrick T. McCarville           NASDAQ-100(R) Fund                $1 - $10,000      $50,001 - $100,000
                            All-Cap Opportunity Fund          $10,001 - $50,000
                                    Nova Fund                   $1 - $10,000
Roger J. Somers         Russell 2000(R) 1.5x Strategy Fund      $10,001 - $50,000      Over $100,000
                           Mid-Cap 1.5x Strategy Fund        $50,001 - $100,000
                                    Nova Fund                 $10,001 - $50,000
                                   Energy Fund                $10,001 - $50,000
                             Financial Services Fund         $50,001 - $100,000
                              Energy Services Fund           $50,001 - $100,000
                         S&P MidCap 400 Pure Growth Fund      $10,001 - $50,000
                            All-Cap Opportunity Fund          $10,001 - $50,000
                         International Opportunity Fund       $10,001 - $50,000

(1)    Information provided is as of December 31, 2008.

(2) Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

(3.) Effective, May 29, 2009, the Hedged Equity Fund was reorganized into the Multi-Hedge Strategies Fund, which is offered in a separate statement of additional information. Upon the effective date of the reorganization, shareholders of the Hedged Equity Fund were issued a pro rata amount of shares of the Multi-Hedge Strategies Fund and are therefore, now shareholders of the Multi-Hedge Strategies Fund.

       BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2009:

                                           PENSION OR        ESTIMATED
                                           RETIREMENT         ANNUAL         TOTAL
                         AGGREGATE       BENEFITS ACCRUED    BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON        FROM FUND
   NAME OF TRUSTEE       FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
---------------------   ------------   ------------------   ----------   ------------
INTERESTED TRUSTEES**
Michael P. Byrum           $     0              $0              $0         $      0
Carl G. Verboncoeur        $     0              $0              $0         $      0
INDEPENDENT TRUSTEES
Corey A. Colehour          $65,900              $0              $0         $122,500
J. Kenneth Dalton          $71,200              $0              $0         $132,500
John O. Demaret            $81,900              $0              $0         $152,500
Werner E. Keller           $65,900              $0              $0         $122,500
Thomas F. Lydon            $65,900              $0              $0         $122,500
Patrick T. McCarville      $68,400              $0              $0         $127,500
Roger J. Somers            $65,900              $0              $0         $122,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODES OF ETHICS


The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). In addition, Valu-Trac and SGI have each adopted their own Code of Ethics (the "Sub-Advisors' Codes of Ethics") pursuant to Rule 17j-1, and the Sub-Advisors' Codes of Ethics apply to the personal investing activities of the Sub-Advisors' access persons. Rule 17j-1, the Code of Ethics, and the Sub-Advisors' Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisors' Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics and the Sub-Advisors' Codes of Ethics are on file with the SEC, and are available to the public.


PROXY VOTING


The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Global 130/30 Strategy and Global Market Neutral Funds to SGI subject to the Advisor's oversight.

The Advisor will vote such proxies in accordance with their respective proxy policies and procedures, which are included as Appendix B and Appendix C to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.


Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following advisory fees to the Advisor:

                                                   ADVISORY FEES
                              FUND                PAID FOR FISCAL    ADVISORY FEES     ADVISORY FEES
                           INCEPTION   ADVISORY      YEAR ENDED     PAID FOR FISCAL   PAID FOR FISCAL
        FUND NAME             DATE       FEE            2007        YEAR ENDED 2008   YEAR ENDED 2009
------------------------   ---------   --------   ---------------   ---------------   ---------------
Inverse Mid-Cap Strategy
   Fund                    2/20/2004   0.90%       $  268,708        $  152,001        $  105,433
Inverse NASDAQ-100(R)
   Strategy Fund            9/3/1998   0.90%       $1,603,243*       $  869,107        $  516,935
Inverse Russell 2000(R)
   Strategy Fund           2/20/2004   0.90%       $1,033,413        $  582,366        $  389,342
Inverse S&P 500 Strategy
   Fund                     1/7/1994   0.90%       $4,211,861*       $2,815,114        $2,531,099
Mid-Cap 1.5x Strategy
   Fund                    8/16/2001   0.90%       $  525,676        $  450,467        $  195,882
Global 130/30 Strategy
   Fund *****              9/23/2002   0.90%       $  489,471        $  252,988        $   67,805
Nova Fund                  7/12/1993   0.75%       $1,719,438*       $1,428,195        $  719,954

                                                   ADVISORY FEES
                              FUND                PAID FOR FISCAL    ADVISORY FEES     ADVISORY FEES
                           INCEPTION   ADVISORY      YEAR ENDED     PAID FOR FISCAL   PAID FOR FISCAL
        FUND NAME             DATE       FEE            2007        YEAR ENDED 2008   YEAR ENDED 2009
------------------------   ---------   --------   ---------------   ---------------   ---------------
NASDAQ-100(R) Fund         2/14/1994   0.75%       $5,348,630        $5,468,564        $4,082,452
Russell 2000(R) Fund       5/31/2006   0.75%       $   60,560        $   57,537        $  128,075
Russell 2000(R) 1.5x
   Strategy Fund           11/1/2000   0.90%       $  960,601        $  493,385        $  223,092
S&P 500 Fund               5/31/2006   0.75%       $   90,508        $  216,099        $  884,588
All-Cap Opportunity Fund   3/22/2002   0.90%       $3,152,003        $3,307,989        $2,786,051
S&P 500 Pure Growth Fund   2/20/2004   0.75%       $  282,005        $  456,314        $  154,390
S&P 500 Pure Value Fund    2/20/2004   0.75%       $1,298,799        $  606,138        $  162,604
S&P MidCap 400 Pure
   Growth Fund             2/20/2004   0.75%       $  201,402        $  223,225        $  238,346
S&P MidCap 400 Pure
   Value Fund              2/20/2004   0.75%       $  326,530        $  230,042        $   57,855
S&P SmallCap 600 Pure
   Growth Fund             2/20/2004   0.75%       $  234,482        $  145,417        $   70,579
S&P SmallCap 600 Pure
   Value Fund              2/20/2004   0.75%       $  288,899        $  110,383        $  102,427
Banking Fund                4/1/1998   0.85%       $  121,210        $  103,451        $  152,561
Basic Materials Fund        4/1/1998   0.85%       $  359,658        $1,267,426        $  836,050
Biotechnology Fund          4/1/1998   0.85%       $  840,080        $  659,989        $  811,452
Consumer Products Fund      7/6/1998   0.85%       $  378,535        $  349,957        $  291,418
Electronics Fund            4/1/1998   0.85%       $  275,192        $  189,758        $  117,178
Energy Fund                4/21/1998   0.85%       $1,070,459        $1,019,359        $  845,391
Energy Services Fund        4/1/1998   0.85%       $1,476,202        $1,582,136        $1,090,979
Financial Services Fund     4/2/1998   0.85%       $  406,806        $  216,080        $   98,718
Health Care Fund           4/17/1998   0.85%       $  586,043        $  479,046        $  391,222
Internet Fund               4/6/2000   0.85%       $  155,611        $  146,322        $   82,817
Leisure Fund                4/1/1998   0.85%       $  270,721        $   73,952        $   28,960
Precious Metals Fund       12/1/1993   0.75%       $1,641,503        $1,401,181        $1,244,276
Retailing Fund              4/1/1998   0.85%       $  138,347        $   67,733        $   67,185
Technology Fund            4/14/1998   0.85%       $  331,368        $  263,489        $  141,470
Telecommunications Fund     4/1/1998   0.85%       $  246,756        $  301,598        $   85,239
Transportation Fund         4/2/1998   0.85%       $  315,775        $  123,987        $  196,438
Utilities Fund              4/3/2000   0.85%       $  462,211        $  418,939        $  271,807
Europe 1.25x Strategy
   Fund                     5/8/2000   0.90%       $  796,962        $  804,433        $  155,457
Japan 2x Strategy Fund     2/22/2008   0.75%               **        $    3,548        $   38,396
International
Opportunity Fund           8/31/2007   0.90%               **        $  142,655        $  206,511
Government Long Bond                                                                   $  563,994
   1.2x Strategy Fund       1/3/1994   0.50%       $  370,353        $  362,124

                                                   ADVISORY FEES
                              FUND                PAID FOR FISCAL    ADVISORY FEES     ADVISORY FEES
                           INCEPTION   ADVISORY      YEAR ENDED     PAID FOR FISCAL   PAID FOR FISCAL
        FUND NAME             DATE       FEE            2007        YEAR ENDED 2008   YEAR ENDED 2009
------------------------   ---------   --------   ---------------   ---------------   ---------------
Inverse Government Long
   Bond Strategy Fund       3/3/1995   0.90%       $9,286,719*       $4,489,589        $4,242,582
High Yield Strategy Fund   4/16/2007   0.75%                **       $  171,203        $  516,174
Inverse High Yield
   Strategy Fund           4/16/2007   0.75%                **       $  114,386        $  123,742
Alternative Strategies
   Allocation Fund          3/7/2008   0.00%****            **              ***               ***
Strengthening Dollar 2x                                                                $  197,221
   Strategy Fund           5/25/2005   0.90%       $   277,097       $  972,207
Weakening Dollar 2x
   Strategy Fund           5/25/2005   0.90%       $ 1,300,330       $1,361,166        $  812,462
Real Estate Fund           2/20/2004   0.85%       $   449,638       $  156,793        $  182,400
All-Asset Conservative
   Strategy Fund           6/30/2006   0.00%***            ***              ***               ***
All-Asset Moderate
   Strategy Fund           6/30/2006   0.00%***            ***              ***               ***
All-Asset Aggressive
   Strategy Fund           6/30/2006   0.00%***            ***              ***               ***
Money Market Fund          12/1/1993   0.50%       $ 6,601,467       $6,156,108        $7,213,212
Global Market Neutral
   Fund                    3/30/2009   1.20%                **               **        $  488****

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**   Not in operation for the period indicated.

*** The Advisor receives an investment advisory fee for managing the Underlying Funds. The Underlying Funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Underlying Funds' prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

**** From commencement of operations on March 30, 2009.

***** Prior to April 1, 2009, the Fund paid the Advisor a management fee that was comprised of two components: The first component was an annual basic fee (the "basic fee") equal to 0.70% of the Fund's average daily net assets, and the second component was a performance fee adjustment.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. For the Global 130/30 Strategy Fund and Global Market Neutral Fund, the Advisor monitors the performance, security holdings and investment management strategies of SGI and, when appropriate, evaluates any potential new assets managers for the Trust. The Advisor also ensures compliance with the Global 130/30 Strategy and Global Market Neutral Funds' investment policies and guidelines. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE SUB-ADVISORS AND THE SUB-ADVISORY AGREEMENTS

VALU-TRAC INVESTMENT MANAGEMENT LIMITED. Under an investment sub-advisory agreement dated January 18, 2008, between the Advisor and Valu-Trac (the "Valu-Trac Sub-Advisory Agreement"), Valu-Trac serves as investment sub-adviser to the International Opportunity Fund and is responsible for providing an investment model for use by the Advisor in managing the International Opportunity Fund's portfolio, and other investment advice as requested. Valu-Trac, located at Mains of Orton Fochabers, Moray, Scotland IV32 7QE, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Valu-Trac, a limited liability company formed in England, is a wholly-owned subsidiary of Valu-Trac Limited, and focuses on worldwide market values and central bank monetary developments. Valu-Trac was established in 1989 and provides investment and currency management services on a discretionary and non-discretionary basis to its clients that chiefly consist of institutional investors in the United Kingdom, North America, Australia and the Far East, the Middle East and Continental Europe.

For its services as investment sub-adviser, Valu-Trac is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.35% of the International Opportunity Fund's average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the International Opportunity Fund.

After its initial two-year term, the continuance of the Valu-Trac Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the International Opportunity Fund and
(ii) by the vote of a majority of the Board members who are not parties to the Valu-Trac Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Valu-Trac Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the International Opportunity Fund, by a majority of the outstanding shares of the International Opportunity Fund. In addition, the Advisor and Valu-Trac may each terminate the Valu-Trac Sub-Advisory Agreement on no less than sixty (60) days' written notice to the other.

SECURITY GLOBAL INVESTORS LLC. Pursuant to an investment sub-advisory agreement dated March 6, 2009 between the Advisor and SGI (the "SGI Sub-Advisory Agreement" and together with the Valu-Trac Sub-Advisory Agreement, the "Sub-Advisory Agreements"), SGI serves as investment sub-adviser to the Global 130/30 Strategy and Global Market Neutral Funds and is responsible for the day-to-day management of each

Fund's portfolio. SGI, located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. SGI manages the day-to-day investment and the reinvestment of the assets of the Global 130/30 Strategy and Global Market Neutral Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. SGI is a wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together "Security Benefit"). Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

For its services as investment sub-adviser, SGI is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.80% and 0.65% of the Global 130/30 Strategy Fund's and Global Market Neutral Fund's average daily net assets, respectively. In addition to providing sub-advisory services, SGI and its affiliates may provide shareholder and sales support services on behalf of the Global 130/30 Strategy and Global Market Neutral Funds.

After its initial two-year term, the continuance of the SGI Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Global 130/30 Strategy Fund and Global Market Neutral Fund and (ii) by the vote of a majority of the Board members who are not parties to the SGI Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The SGI Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, by a majority of the outstanding shares of the Global 130/30 Strategy Fund and Global Market Neutral Fund, respectively. The Advisor may terminate the SGI Sub-Advisory Agreement (i) upon sixty (60) days' written notice to SGI (ii) upon breach by SGI of any representation or warranty contained in Section 6 of the SGI Sub-Advisory Agreement, which shall not have been cured within twenty (20) days of SGI's receipt of written notice of such breach (iii) immediately upon written notice to SGI if SGI becomes unable to discharge its duties and obligations under the SGI Sub-Advisory Agreement. SGI may terminate the SGI Sub-Advisory Agreement upon 120 days written notice to the Advisor and the Global 130/30 Strategy Fund and Global Market Neutral Fund, as applicable.


PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:


                           REGISTERED                            OTHER
                    INVESTMENT COMPANIES(1, 2)       POOLED INVESTMENT VEHICLES(1)              OTHER ACCOUNTS(1)
                ---------------------------------  --------------------------------  -----------------------------------------
     NAME       NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS  NUMBER OF ACCOUNTS      TOTAL ASSETS
--------------  ------------------  -------------  ------------------  ------------  ------------------  ---------------------
Michael P. Byrum        152         $10.6 billion          0               N/A                1           < $5 million

                           REGISTERED                            OTHER
                    INVESTMENT COMPANIES(1,2)        POOLED INVESTMENT VEHICLES(1)              OTHER ACCOUNTS(1)
                ---------------------------------  --------------------------------  -----------------------------------------
     NAME       NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS  NUMBER OF ACCOUNTS      TOTAL ASSETS
--------------  ------------------  -------------  ------------------  ------------  ------------------  ---------------------
Michael Dellapa         152         $10.6 billion          0              N/A               7                < $5 million
Ryan Harder             152         $10.6 billion          0              N/A               5                < $5 million

(1)  Information provided is as of March 31, 2009.

(2) On March 31, 2009, the portfolio managers managed two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund (now the Rydex Series Funds Global 130/30 Strategy Fund) and Rydex Variable Trust Multi-Cap Core Equity Fund, that were subject to a performance based advisory fee. The two Funds had $11.5 million in assets under management as of March 31, 2009.

The Global 130/30 Strategy Fund's portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                          REGISTERED                            OTHER
                    INVESTMENT COMPANIES(1)         POOLED INVESTMENT VEHICLES(1)              OTHER ACCOUNTS(1)
                ---------------------------------  --------------------------------  -----------------------------------------
     NAME       NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS  NUMBER OF ACCOUNTS      TOTAL ASSETS
--------------  ------------------  -------------  ------------------  ------------  ------------------  ---------------------
Mark Kress              6           $360,716,095           2            $17,684,019          7           $130 Million-$150 Million
Yon Perullo             6           $360,716,095           2            $17,684,019          5           $130 Million-$150 Million

(1)    Information provided is as of March 31, 2009.

The Global Market Neutral Fund's portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                          REGISTERED                            OTHER
                    INVESTMENT COMPANIES(1)         POOLED INVESTMENT VEHICLES(1)              OTHER ACCOUNTS(1)
                ---------------------------------  --------------------------------  -----------------------------------------
     NAME       NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS  NUMBER OF ACCOUNTS      TOTAL ASSETS
--------------  ------------------  -------------  ------------------  ------------  ------------------  ---------------------
John Boich              6            $360,716,095          2            $17,684,019         6            $130 Million-$150 Million
Scott Klimo             6            $360,716,095          2            $17,684,019         8            $130 Million-$150 Million
David Whittall          6            $360,716,095          2            $17,684,019         7            $130 Million-$150 Million
Mark Kress              6            $360,716,095          2            $17,684,019         7            $130 Million-$150 Million

                          REGISTERED                            OTHER
                    INVESTMENT COMPANIES(1)         POOLED INVESTMENT VEHICLES(1)              OTHER ACCOUNTS(1)
                ---------------------------------  --------------------------------  -----------------------------------------
     NAME       NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS  NUMBER OF ACCOUNTS      TOTAL ASSETS
--------------  ------------------  -------------  ------------------  ------------  ------------------  ---------------------
Yon Perullo             6            $360,716,095          2            $17,684,019         5            $130 Million-$150 Million

(1)  Information provided is as of March 31, 2009.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor's portfolio managers' compensation consists of three components: (1) base compensation, (2) annual incentive, and
(3) long-term incentive.

A portfolio manager's base compensation is reviewed and fixed annually. The Advisor seeks to maintain base salary and incentive plans that will attract and retain highly qualified investment professionals. National surveys of financial services and investment management markets are used to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks.

A portfolio manager is eligible for an annual discretionary incentive award based upon business results and profitable growth. This plan creates a pool of dollars funded through a percentage of the business unit's revenue, net of commissions. Individual awards are determined based upon individual contribution and results against pre-established goals. The funding level of the pool and individual target opportunities are determined based upon role and level of responsibility as benchmarked against industry competitive data.

Selected Portfolio Managers are eligible for the Advisor's long-term incentive award. Under the long-term incentive plan, potential awards are made based on the Advisor's year-to-year net income growth over a three-year period.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.


PORTFOLIO MANAGER                           FUND NAME                DOLLAR RANGE OF SHARES OWNED
--------------------------------  ---------------------------------  ----------------------------
                                  PORTFOLIO MANAGERS OF THE ADVISOR
                    (ALL FUNDS EXCEPT THE GLOBAL 130/30 STRATEGY AND GLOBAL MARKET NEUTRAL FUNDS)
-------------------------------------------------------------------------------------------------
Michael P. Byrum                None                           None

PORTFOLIO MANAGER            FUND NAME            DOLLAR RANGE OF SHARES OWNED
-----------------   ---------------------------   ----------------------------
Michael Dellapa                 None                          None
Ryan Harder              Money Market Fund                 $1-$10,000

                            PORTFOLIO MANAGERS OF SGI
                          (GLOBAL MARKET NEUTRAL FUND)

Mark Kress          Global Market Neutral Fund                None
Yon Perullo         Global Market Neutral Fund                None

                            PORTFOLIO MANAGERS OF SGI
                          (GLOBAL 130/30 STRATEGY FUND)

John Boich          Global 130/30 Strategy Fund               None
Scott Klimo         Global 130/30 Strategy Fund               None
David Whittall      Global 130/30 Strategy Fund               None
Mark Kress          Global 130/30 Strategy Fund               None
Yon Perullo         Global 130/30 Strategy Fund               None

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.


In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following service fees to the Servicer:

                                                         ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
                                                          SERVICE FEES        SERVICE          SERVICE
                                                            PAID FOR        FEES PAID         FEES PAID
                                                FUND         FISCAL         FOR FISCAL       FOR FISCAL
                                             INCEPTION     YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                       DATE          2007             2008             2009
---------                                    ---------   --------------   --------------   --------------
Inverse Mid-Cap Strategy Fund                2/20/2004     $   74,641       $   42,223       $   29,287
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998     $  445,126       $  241,419       $  143,593

                                                         ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
                                                          SERVICE FEES        SERVICE          SERVICE
                                                            PAID FOR        FEES PAID         FEES PAID
                                                FUND         FISCAL         FOR FISCAL       FOR FISCAL
                                             INCEPTION     YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                       DATE          2007             2008             2009
---------                                    ---------   --------------   --------------   --------------
Inverse Russell 2000(R) Strategy Fund        2/20/2004     $  287,059       $  161,768       $  108,150
Inverse S&P 500 Strategy Fund                 1/7/1994     $1,169,307       $  781,976       $  703,083
Mid-Cap 1.5x Strategy Fund                   8/16/2001     $  146,021       $  125,130       $   54,412
Global 130/30 Strategy Fund                  9/23/2002     $  196,779       $  143,282       $   52,496
Nova Fund                                    7/12/1993     $  572,813       $  476,065       $  239,985
NASDAQ-100(R) Fund                           2/14/1994     $1,782,877       $1,822,855       $1,360,817
Russell 2000(R) Fund                         5/31/2006     $   20,187       $   19,179       $   42,692
Russell 2000(R) 1.5x Strategy Fund           11/1/2000     $  266,834       $  137,051       $   61,970
S&P 500 Fund                                 5/31/2006     $   30,169       $   72,033       $  294,863
All-Cap Opportunity Fund                     3/22/2002     $  875,556       $  918,886       $  773,903
S&P 500 Pure Growth Fund                     2/20/2004     $   94,002       $  152,105       $   51,464
S&P 500 Pure Value Fund                      2/20/2004     $  432,933       $  202,046       $   54,201
S&P MidCap 400 Pure Growth Fund              2/20/2004     $   67,134       $   74,408       $   79,449
S&P MidCap 400 Pure Value Fund               2/20/2004     $  108,843       $   76,681       $   19,285
S&P SmallCap 600 Pure Growth Fund            2/20/2004     $   78,161       $   48,472       $   23,527
S&P SmallCap 600 Pure Value Fund             2/20/2004     $   96,300       $   36,794       $   34,143
Banking Fund                                  4/1/1998     $   35,650       $   30,427       $   44,871
Basic Materials Fund                          4/1/1998     $  105,782       $  372,772       $  245,897
Biotechnology Fund                            4/1/1998     $  247,082       $  194,114       $  238,662
Consumer Products Fund                        7/6/1998     $  111,334       $  102,929       $   85,711
Electronics Fund                              4/1/1998     $   80,939       $   55,811       $   34,464
Energy Fund                                  4/21/1998     $  314,841       $  299,811       $  248,644
Energy Services Fund                          4/1/1998     $  434,177       $  465,334       $  320,876
Financial Services Fund                       4/2/1998     $  119,649       $   63,553       $   29,035
Health Care Fund                             4/17/1998     $  172,365       $  140,896       $  115,066
Internet Fund                                 4/6/2000     $   45,768       $   43,036       $   24,358
Leisure Fund                                  4/1/1998     $   79,624       $   21,750       $    8,518
Precious Metals Fund                         12/1/1993     $  547,168       $  467,060       $  414,759
Retailing Fund                                4/1/1998     $   40,690       $   19,922       $   19,760
Technology Fund                              4/14/1998     $   97,461       $   77,497       $   41,609
Telecommunications Fund                       4/1/1998     $   72,575       $   88,705       $   25,070
Transportation Fund                           4/2/1998     $   92,875       $   36,467       $   57,776
Utilities Fund                                4/3/2000     $  135,944       $  123,217       $   79,943
Europe 1.25x Strategy Fund                    5/8/2000     $  221,379       $  223,454       $   43,182
Japan 2x Strategy Fund                       2/22/2008              *       $    1,183       $   12,799
International Opportunity Fund               8/31/2007              *       $   39,626       $   57,364

                                                         ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
                                                          SERVICE FEES        SERVICE          SERVICE
                                                            PAID FOR        FEES PAID         FEES PAID
                                                FUND         FISCAL         FOR FISCAL       FOR FISCAL
                                             INCEPTION     YEAR ENDED       YEAR ENDED       YEAR ENDED
FUND NAME                                       DATE          2007             2008             2009
---------                                    ---------   --------------   --------------   --------------
Government Long Bond 1.2x Strategy Fund       1/3/1994     $  225,598       $  148,141       $  144,850
Inverse Government Long Bond Strategy Fund    3/3/1995     $2,278,030       $1,247,108       $1,178,495
High Yield Strategy Fund                     4/16/2007              *       $   57,068       $  172,058
Inverse High Yield Strategy Fund             4/16/2007              *       $   38,127       $   41,247
Alternative Strategies Allocation Fund        3/7/2008              *               **               **
Strengthening Dollar 2x Strategy Fund        5/25/2005     $   54,784       $   76,971       $  270,058
Weakening Dollar 2x Strategy Fund            5/25/2005     $  361,203       $  378,102       $  225,684
Real Estate Fund                             2/20/2004     $  132,246       $   46,116       $   53,647
All-Asset Conservative Strategy Fund         6/30/2006             **               **               **
All-Asset Moderate Strategy Fund             6/30/2006             **               **               **
All-Asset Aggressive Strategy Fund           6/30/2006             **               **               **
Money Market Fund                            12/1/1993     $2,640,587       $2,462,443       $2,885,285
Global Market Neutral Fund                   3/30/2009              *               *            101***

*    Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

***  From commencement of operations on March 30, 2009.


Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.


For the fiscal years ended March 31, 2007, 2008, and 2009, the Funds paid the following accounting service fees to the Servicer:

                                                         ACCOUNTING    ACCOUNTING     ACCOUNTING
                                                           SERVICE    SERVICE FEES   SERVICE FEES
                                                          FEES PAID     PAID FOR       PAID FOR
                                                FUND     FOR FISCAL    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION   YEAR ENDED       ENDED          ENDED
FUND NAME                                       DATE        2007          2008           2009
---------                                    ---------   ----------   ------------   ------------
Inverse Mid-Cap Strategy Fund                2/20/2004    $ 29,856      $ 16,889       $ 11,715

                                                         ACCOUNTING    ACCOUNTING     ACCOUNTING
                                                           SERVICE    SERVICE FEES   SERVICE FEES
                                                          FEES PAID     PAID FOR       PAID FOR
                                                FUND     FOR FISCAL    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION   YEAR ENDED       ENDED          ENDED
FUND NAME                                       DATE        2007          2008           2009
---------                                    ---------   ----------   ------------   ------------
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998    $177,663      $ 96,567       $ 57,437
Inverse Russell 2000(R) Strategy Fund        2/20/2004    $114,824      $ 64,707       $ 43,260
Inverse S&P 500 Strategy Fund                 1/7/1994    $403,674      $297,050       $272,127
Mid-Cap 1.5x Strategy Fund                   8/16/2001    $ 58,408      $ 50,052       $ 21,765
Global 130/30 Strategy Fund                  9/23/2002    $ 78,712      $ 57,313       $ 20,999
Nova Fund                                    7/12/1993    $227,366      $190,426       $ 95,994
NASDAQ-100(R) Fund                           2/14/1994    $541,188      $548,228       $446,976
Russell 2000(R) Fund                         5/31/2006    $  8,075      $  7,671       $ 17,048
Russell 2000(R) 1.5x Strategy Fund           11/1/2000    $106,733      $ 54,821       $ 24,788
S&P 500 Fund                                 5/31/2006    $ 12,068      $ 28,813       $117,971
All-Cap Opportunity Fund                     3/22/2002    $324,995      $338,006       $288,527
S&P 500 Pure Growth Fund                     2/20/2004    $ 37,601      $ 60,842       $ 20,585
S&P 500 Pure Value Fund                      2/20/2004    $172,985      $ 80,818       $ 21,681
S&P MidCap 400 Pure Growth Fund              2/20/2004    $ 26,854      $ 29,763       $ 31,779
S&P MidCap 400 Pure Value Fund               2/20/2004    $ 43,537      $ 30,672       $  7,714
S&P SmallCap 600 Pure Growth Fund            2/20/2004    $ 31,264      $ 19,389       $  9,411
S&P SmallCap 600 Pure Value Fund             2/20/2004    $ 38,520      $ 14,718       $ 13,657
Banking Fund                                  4/1/1998    $ 14,260      $ 12,171       $ 17,948
Basic Materials Fund                          4/1/1998    $ 42,313      $149,109       $ 98,359
Biotechnology Fund                            4/1/1998    $ 98,833      $ 77,646       $ 95,465
Consumer Products Fund                        7/6/1998    $ 44,534      $ 41,172       $ 34,284
Electronics Fund                              4/1/1998    $ 32,375      $ 22,324       $ 13,786
Energy Fund                                  4/21/1998    $125,936      $119,924       $ 99,458
Energy Services Fund                          4/1/1998    $173,278      $185,904       $128,275
Financial Services Fund                       4/2/1998    $ 47,860      $ 25,421       $ 11,614
Health Care Fund                             4/17/1998    $ 68,946      $ 56,358       $ 46,026
Internet Fund                                 4/6/2000    $ 18,307      $ 17,214       $  9,743
Leisure Fund                                  4/1/1998    $ 31,850      $  8,700       $  3,407
Precious Metals Fund                         12/1/1993    $217,752      $186,824       $165,904
Retailing Fund                                4/1/1998    $ 16,276      $  7,969       $  7,904
Technology Fund                              4/14/1998    $ 38,984      $ 30,999       $ 16,643
Telecommunications Fund                       4/1/1998    $ 29,030      $ 35,482       $ 10,028
Transportation Fund                           4/2/1998    $ 37,150      $ 14,587       $ 23,110
Utilities Fund                                4/3/2000    $ 54,378      $ 49,287       $ 31,978
Europe 1.25x Strategy Fund                    5/8/2000    $ 88,551      $ 89,382       $ 17,273
Japan 2x Strategy Fund                       2/22/2008           *      $    473       $  5,119
International Opportunity Fund               8/31/2007           *      $ 15,851       $ 22,946
Government Long Bond 1.2x Strategy Fund       1/3/1994    $112,799      $ 74,071       $ 72,425

                                                         ACCOUNTING    ACCOUNTING     ACCOUNTING
                                                           SERVICE    SERVICE FEES   SERVICE FEES
                                                          FEES PAID     PAID FOR       PAID FOR
                                                FUND     FOR FISCAL    FISCAL YEAR    FISCAL YEAR
                                             INCEPTION   YEAR ENDED       ENDED          ENDED
FUND NAME                                       DATE        2007          2008           2009
---------                                    ---------   ----------   ------------   ------------
Inverse Government Long Bond Strategy Fund    3/3/1995    $642,519      $427,307       $413,469
High Yield Strategy Fund                     4/16/2007           *      $ 22,827       $ 68,520
Inverse High Yield Strategy Fund             4/16/2007           *      $ 15,251       $ 16,499
Alternative Strategies Allocation Fund        3/7/2008           *            **             **
Strengthening Dollar 2x Strategy Fund        5/25/2005    $ 21,913      $ 30,789       $108,023
Weakening Dollar 2x Strategy Fund            5/25/2005    $144,481      $151,241       $ 90,274
Real Estate Fund                             2/20/2004    $ 52,899      $ 18,446       $ 21,459
All-Asset Conservative Strategy Fund         6/30/2006          **            **             **
All-Asset Moderate Strategy Fund             6/30/2006          **            **             **
All-Asset Aggressive Strategy Fund           6/30/2006          **            **             **
Money Market Fund                            12/1/1993    $732,665      $706,641       $770,294
Global Market Neutral Fund                   3/30/2009           *             *       $  41***

*    Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

***  From commencement of operations on March 30, 2009.


DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.


A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Asset Allocation Funds, however, will generally not pay distribution fees to the Distributor.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's (except for the Asset Allocation Funds) and 0.75% of each Asset Allocation Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's (except for the Asset Allocation Funds) and 0.50% of each Asset Allocation Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Asset Allocation Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the Underlying Funds under the A-Class Distribution Plan.


H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund that offers H-Class Shares has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.


For the fiscal year ended March 31, 2009, the Funds paid the following fees pursuant to the plans described above:

                                                FUND     ADVISOR CLASS      A-CLASS         C-CLASS         H-CLASS
                                             INCEPTION       (0.25%         (0.25%          (1.00%       (0.25% 12B-1
FUND NAME                                       DATE       12b-1 FEE)      12b-1 FEE)      12b-1 FEE)        FEE)
---------                                    ---------   -------------   -------------   -------------   ------------
Inverse Mid-Cap Strategy Fund                2/20/2004   $        0.00   $    1,593.00   $    9,838.00   $   25,234.00
Inverse NASDAQ-100(R) Strategy Fund           9/3/1998   $    8,429.00   $    8,876.00   $   59,467.00   $        0.00
Inverse Russell 2000(R) Strategy Fund        2/20/2004   $        0.00   $   12,526.00   $   50,281.00   $   83,054.00
Inverse S&P 500 Strategy Fund                 1/7/1994   $   71,824.00   $   41,365.00   $  222,265.00   $        0.00
Mid-Cap 1.5x Strategy Fund                   8/16/2001   $        0.00   $    3,070.00   $   64,152.00   $   35,304.00
Global 130/30 Strategy Fund                  9/23/2002   $        0.00   $    3,898.00   $  106,585.00   $   21,951.00
Nova Fund                                    7/12/1993   $   77,968.00   $   16,382.00   $  197,887.00   $        0.00
NASDAQ-100(R) Fund                           2/14/1994   $   67,504.00   $    9,783.00   $  106,465.00   $        0.00
Russell 2000(R) Fund                         5/31/2006   $        0.00   $    9,644.00   $   10,180.00   $   30,502.00
Russell 2000(R) 1.5x Strategy Fund           11/1/2000   $        0.00   $    6,138.00   $   85,188.00   $   34,535.00
S&P 500 Fund                                 5/31/2006   $        0.00   $   22,091.00   $   89,619.00   $  250,365.00
All-Cap Opportunity Fund                     3/22/2002   $        0.00   $  111,339.00   $  936,299.00   $  428,489.00
S&P 500 Pure Growth Fund                     2/20/2004   $        0.00   $   10,318.00   $   37,930.00   $   31,663.00
S&P 500 Pure Value Fund                      2/20/2004   $        0.00   $    3,918.00   $   33,519.00   $   41,904.00
S&P MidCap 400 Pure Growth Fund              2/20/2004   $        0.00   $    5,382.00   $   39,175.00   $   64,272.00
S&P MidCap 400 Pure Value Fund               2/20/2004   $        0.00   $    2,036.00   $   19,701.00   $   12,324.00
S&P SmallCap 600 Pure Growth Fund            2/20/2004   $        0.00   $    1,526.00   $   20,769.00   $   16,808.00
S&P SmallCap 600 Pure Value Fund             2/20/2004   $        0.00   $    2,192.00   $   27,645.00   $   25,040.00
Banking Fund                                  4/1/1998   $   11,895.00   $    2,406.00   $   28,923.00   $        0.00
Basic Materials Fund                          4/1/1998   $   40,655.00   $   11,994.00   $   78,533.00   $        0.00
Biotechnology Fund                            4/1/1998   $   37,423.00   $   10,880.00   $   47,497.00   $        0.00
Consumer Products Fund                        7/6/1998   $   54,150.00   $    7,260.00   $   34,234.00   $        0.00
Electronics Fund                              4/1/1998   $    4,390.00   $      202.00   $    8,878.00   $        0.00
Energy Fund                                  4/21/1998   $   51,897.00   $   14,686.00   $  157,310.00   $        0.00
Energy Services Fund                          4/1/1998   $   63,928.00   $   25,769.00   $  191,456.00   $        0.00
Financial Services Fund                       4/2/1998   $    7,905.00   $    3,379.00   $   26,486.00   $        0.00
Health Care Fund                             4/17/1998   $   36,386.00   $    2,869.00   $   63,105.00   $        0.00
Internet Fund                                 4/6/2000   $    6,558.00   $      373.00   $    9,455.00   $        0.00
Leisure Fund                                  4/1/1998   $    4,913.00   $      236.00   $    2,467.00   $        0.00
Precious Metals Fund                         12/1/1993   $   44,668.00   $   18,347.00   $  191,374.00   $        0.00

                                                FUND     ADVISOR CLASS      A-CLASS         C-CLASS         H-CLASS
                                             INCEPTION       (0.25%         (0.25%          (1.00%       (0.25% 12B-1
FUND NAME                                       DATE       12b-1 FEE)      12b-1 FEE)      12b-1 FEE)        FEE)
---------                                    ---------   -------------   -------------   -------------   ------------
Retailing Fund                                4/1/1998   $    4,250.00   $      226.00   $   11,201.00   $        0.00
Technology Fund                              4/14/1998   $   14,926.00   $    1,308.00   $   23,955.00   $        0.00
Telecommunications Fund                       4/1/1998   $   14,299.00   $      719.00   $   21,870.00   $        0.00
Transportation Fund                           4/2/1998   $   14,512.00   $    1,448.00   $   18,108.00   $        0.00
Utilities Fund                                4/3/2000   $   26,947.00   $    6,127.00   $   57,961.00   $        0.00
Europe 1.25x Strategy Fund                    5/8/2000   $        0.00   $    2,395.00   $   34,845.00   $   32,077.00
Japan 2x Strategy Fund                       2/22/2008   $        0.00   $    1,932.00   $    4,375.00   $    9,773.00
International Opportunity Fund               8/31/2007   $        0.00   $   32,818.00   $   25,733.00   $   18,112.00
Government Long Bond 1.2x Strategy Fund       1/3/1994   $   84,224.00   $   38,020.00   $   66,700.00   $        0.00
Inverse Government Long Bond Strategy Fund    3/3/1995   $  148,094.00   $  139,264.00   $1,258,593.00   $        0.00
High Yield Strategy Fund                     4/16/2007   $        0.00   $   40,877.00   $   11,464.00   $  128,315.00
Inverse High Yield Strategy Fund             4/16/2007   $        0.00   $    3,947.00   $   26,583.00   $   30,655.00
Alternative Strategies Allocation Fund        3/7/2008   $        0.00   $        0.00   $   43,815.00   $        0.00
Strengthening Dollar 2x Strategy Fund        5/25/2005   $        0.00   $   34,972.00   $  131,758.00   $  202,145.00
Weakening Dollar 2x Strategy Fund            5/25/2005   $        0.00   $   37,179.00   $  113,959.00   $  160,015.00
Real Estate Fund                             2/20/2004   $        0.00   $   13,497.00   $   15,684.00   $   36,229.00
All-Asset Conservative Strategy Fund*        6/30/2006   $        0.00   $        0.00   $   37,526.00   $        0.00
All-Asset Moderate Strategy Fund*            6/30/2006   $        0.00   $        0.00   $  192,074.00   $        0.00
All-Asset Aggressive Strategy Fund*          6/30/2006   $        0.00   $        0.00   $   41,708.00   $        0.00
Money Market Fund                            12/1/1993   $1,121,423.00   $   95,062.00   $1,326,559.00   $        0.00
Global Market Neutral Fund**                 3/30/2009   $        0.00   $       76.00   $        0.00   $       26.00

* The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

**   From commencement of operations on March 30, 2009.


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of July 7, 2009 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

ADVISOR-CLASS SHARES

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
NOVA FUND               UBS FINANCIAL SERVICES INC. FBO    2051 CAMINO AL LAGO MENLO            5.00%
                        JEFFERY BLACK AND MARCELLA BLACK   PARK, CA 94027-5938
                        TTEES BLACK REV TR DTD
                        12/19/2001

INVERSE NASDAQ-100(R)   CITIGROUP GLOBAL MARKETS INC.      333 WEST 34TH STREET - 3RD           6.66%
STRATEGY FUND                                              FLOOR
                                                           NEW YORK, NY 10001

BANKING FUND            NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     42.10%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

BASIC MATERIALS FUND    NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     21.21%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

BIOTECHNOLOGY FUND      NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     41.92%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

CONSUMER PRODUCTS       NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     64.07%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

ELECTRONICS FUND        NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     19.94%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

ENERGY SERVICES FUND    NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     26.90%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
ENERGY FUND             NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     34.15%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

FINANCIAL SERVICES      NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     19.93%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

GOVERNMENT LONG BOND    NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     29.73%
1.2x STRATEGY FUND      C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

HEALTH CARE FUND        NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     18.34%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

INTERNET FUND           NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     36.41%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

LEISURE FUND            NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     11.10%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

NASDAQ-100(R) FUND      NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     37.78%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

NOVA FUND               NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     32.02%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

PRECIOUS METALS FUND    NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     19.10%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

RETAILING FUND          NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     11.31%
                        C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

TECHNOLOGY FUND         NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029 COLUMBUS, OH        32.09%
                        C/O: IPO PORTFOLIO ACCOUNTING      43218-2029

TRANSPORTATION FUND     NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029 COLUMBUS, OH        13.69%
                        C/O: IPO PORTFOLIO ACCOUNTING      43218-2029

UTILITIES FUND          NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029 COLUMBUS, OH        10.45%
                        C/O: IPO PORTFOLIO ACCOUNTING      43218-2029

INVERSE S&P 500         SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       11.59%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

INVERSE GOVERNMENT      TRUST COMPANY OF AMERICA CUST      P.O. BOX 6503                        5.82%
LONG BOND STRATEGY      FBO 99                             ENGLEWOOD, CO 80120
FUND

MONEY MARKET FUND       NATIONAL FINANCIAL SERVICES,       ATTN.: MUTUAL FUND DEPT. (5TH        7.64%
                        LLC. FOR THE EXCLUSIVE BENEFIT     FLR) 200 LIBERTY STREET
                        OF: OUR CUSTOMERS                  1 WORLD FINANCIAL CENTER NEW
                                                           YORK, NY 10281

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
FINANCIAL SERVICES      GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL,                      8.01%
FUND                    FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

HEALTH CARE FUND        GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                       5.30%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

INTERNET FUND           GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                       5.22%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

LEISURE FUND            GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                      32.54%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

RETAILING FUND          GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                      23.17%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

MONEY MARKET FUND       GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                      19.92%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

UTILITIES FUND          GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL                      12.54%
                        FBO GENWORTH FINANCIAL ASSET       SUITE 612
                        MGMT, INC. FBO THEIR MUTUAL        PHOENIX, AZ 85012
                        CLIENTS

BIOTECHNOLOGY FUND      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   9.66%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281
                        CUSTOMERS RUSS LENNON

INVERSE NASDAQ-100(R)   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  12.56%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281
                        CUSTOMERS RUSS LENNON

LEISURE FUND            NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   9.45%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281
                        CUSTOMERS RUSS LENNON

RETAILING FUND          NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   7.73%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281
                        CUSTOMERS RUSS LENNON

PRECIOUS METALS FUND    TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                      24.75%
                                                           ENGLEWOOD, CO 80112

TRANSPORTATION FUND     TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                       9.91%
                                                           ENGLEWOOD, CO 80112

INVERSE S&P 500         PRUDENTIAL INVESTMENT MANAGEMENT   ATTN: PRUCHOICE UNIT                19.57%
STRATEGY FUND           SERVICES FBO MUTUAL FUND CLIENTS   MAIL STOP 194-201
                                                           194 WOOD AVENUE
                                                           SOUTH ISELIN, NJ 08830

ENERGY FUND             TRUST COMPANY OF AMERICA FBO 60    PO BOX 6503                          5.09%
                                                           ENGLEWOOD, CO 80112

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
INVERSE GOVERNMENT      TRUST COMPANY OF AMERICA CUST      PO BOX 6503                          6.33%
LONG BOND STRATEGY      FBO 99                             ENGLEWOOD, CO 80120
FUND

MONEY MARKET FUND       TRUST COMPANY OF AMERICA FBO 83    PO BOX 6503                          7.31%
                                                           ENGLEWOOD, CO 80155

MONEY MARKET FUND       TRUST COMPANY OF AMERICA FBO 83    PO BOX 6503                         13.39%
                                                           ENGLEWOOD, CO 80155

UTILITIES FUND          COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  12.96%
                                                           SUITE 100
                                                           YORK,PA 17402

INTERNET FUND           COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                   8.85%
                                                           SUITE 100
                                                           YORK,PA 17402

INVERSE S&P 500         COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  11.98%
STRATEGY FUND                                              SUITE 100
                                                           YORK,PA 17402

NOVA FUND               COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                   8.44%
                                                           SUITE 100
                                                           YORK,PA 17402

TELECOMMUNICATIONS      COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  81.22%
FUND                                                       SUITE 100
                                                           YORK,PA 17402

RETAILING FUND          COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  21.98%
                                                           SUITE 100
                                                           YORK,PA 17402

LEISURE FUND            COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  22.07%
                                                           SUITE 100
                                                           YORK,PA 17402

HEALTH CARE FUND        COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                   5.67%
                                                           SUITE 100
                                                           YORK,PA 17402

FINANCIAL SERVICES      COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  14.30%
FUND                                                       SUITE 100
                                                           YORK,PA 17402

ELECTRONICS FUND        COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  17.04%
                                                           SUITE 100
                                                           YORK,PA 17402

BASIC MATERIALS FUND    COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                   6.06%
                                                           SUITE 100
                                                           YORK,PA 17402

BANKING FUND            COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY                  11.96%
                                                           SUITE 100
                                                           YORK,PA 17402

UTILITIES FUND          USAA INVESTMENT MANAGEMENT CO      9800 FREDERICKSBURG ROAD SAN         7.13%
                                                           ANTONIO, TX 78288

BANKING FUND            AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             12.43%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

BASIC MATERIALS FUND    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              6.23%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
BIOTECHNOLOGY FUND      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             26.34%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

ENERGY SERVICES FUND    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             27.53%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

ENERGY FUND             AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             12.85%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

FINANCIAL SERVICES      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             22.61%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

GOVERNMENT LONG BOND    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             16.41%
1.2x STRATEGY FUND      BENEFIT OF OUR CUSTOMERS           68103-2226

HEALTH CARE FUND        AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             45.34%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

INVERSE NASDAQ-100      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             21.52%
STRATEGY FUND           BENEFIT OF OUR CUSTOMERS           68103-2226

NASDAQ-100(R) FUND      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             15.51%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

PRECIOUS METALS FUND    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              5.66%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

TECHNOLOGY FUND         AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             25.49%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

TELECOMMUNICA-TIONS     AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             13.41%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

UTILITIES FUND          AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              7.82%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

INVERSE NASDAQ-100(R)   CITIGROUP GLOBAL MARKETS INC.      333 WEST 34TH STREET - 3RD          13.32%
STRATEGY FUND                                              FLOOR
                                                           NEW YORK, NEW YORK 10001

TRANSPORTATION FUND     PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ      11.29%
                                                           07303-9998

TRANSPORTATION FUND     PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.97%
                                                           07303-9998

C-CLASS SHARES

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
RETAILING FUND          UBS FINANCIAL SERVICES INC. FBO    P.O. BOX 241580 MILWAUKEE, WI       21.04%
                        RICHARD A UIHLEIN MISC.            53224-9035

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
TRANSPORTATION FUND     DANIEL R CERVEN (IRA)              QUAKERTOWN, PA 18951                25.18%

INTERNET FUND           UBS FINANCIAL SERVICES INC. FBO    9441 LBJ FREEWAY SUITE 605           7.46%
                        PAUL B MASON DECEASED DOROTHY M    DALLAS, TX 75243-4636
                        MASON TEN COMM

INVERSE RUSSELL 2000(R) HENRY H BOHLMAN (IRA)              22711 WESTCHESTER RD SHAKER          5.43%
STRATEGY                                                   HEIGHTS, OH 44122-2978

S&P SMALLCAP 600 PURE   PAULA A KRAUS TOD KRAUS LIVING     WINDSOR, CA 95492-7947               5.62%
VALUE FUND              TRUST

S&P SMALLCAP 600 PURE   JANICE M PAGANO TOD: DAVID J       NORTH SAINT PETERS, MO 63376        17.07%
GROWTH FUND             PAGANO, PAUL J PAGANO

S&P SMALLCAP 600 PURE   JANICE M PAGANO (RIRA)             NORTH SAINT PETERS, MO 63376        16.19%
GROWTH FUND

S&P 500 PURE VALUE      HILLIARD LYONS CUST FOR RONALD W   LEXINGTON, KY 40509-2922             8.10%
FUND                    BORKOWSKI IRA

ALL-ASSET               CHARLES E BARRON (IRA)             BOGART, GA 30622                     5.02%
CONSERVATIVE STRATEGY
FUND

ALL-ASSET AGGRESSIVE    CHEVIS F HORNE (IRA)               DENVER, CO 80220                     5.61%
STRATEGY FUND

HIGH YIELD STRATEGY     JOAN B RARDIN                      TOPEKA, KS 66604                     6.63%
FUND

INVERSE HIGH YIELD      HENRY H BOHLMAN (IRA)              SHAKER HEIGHTS, OH 44122-2978        5.26%
STRATEGY FUND

JAPAN 2x STRATEGY       WARNER ROBINS SUPPLY PSP GERALD    PO BOX 2268 WARNER ROBINS, GA        6.11%
FUND                    SHEPHERD TTEE                      31099

GLOBAL MARKET NEUTRAL   JILL E FRANKE OR JACQUELINE R      FARMINGTON, MN 55024                21.33%
FUND                    FRANKE

GLOBAL MARKET NEUTRAL   CAROL A LARSON (RIRA)              MINNEAPOLIS, MN 55432               12.82%
FUND

GLOBAL MARKET NEUTRAL   MEARLINE E BERGLUND (RIRA)         BLOOMINGTON, MN 55431               10.69%
FUND

GLOBAL MARKET NEUTRAL   MARSHALL HALBERG (RIRA)            SAINT PAUL, MN 55108                10.58%
FUND

GLOBAL MARKET NEUTRAL   JEFFREY A LANTZ (ROTH)             SAINT PAUL, MN 55124                 9.56%
FUND

GLOBAL MARKET NEUTRAL   CARRIE CURFMAN                     SAINT PAUL, MN 55123                 8.56%
FUND

GLOBAL MARKET NEUTRAL   WALTER D WEAVER (RIRA)             LAKEVILLE, MN 55044                  7.49%
FUND

GLOBAL MARKET NEUTRAL   DANNA FABELLA (IRA)                PLEASANT HILL, CA 94523              5.32%
FUND

RUSSELL 2000(R) FUND    NFS LLC FEBO STEVEN PAUL SMITH     CHRISTOPHER G SMITH U/A              7.90%
                        IRREVOCABLE TR                     12/17/93
                                                           P.O. BOX 291 LEDBETTER, KY
                                                           42058

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
BASIC MATERIALS FUND    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        5.96%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

LEISURE FUND            SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        7.64%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

MID-CAP 1.5x STRATEGY   SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        6.54%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

RUSSELL 2000(R) 1.5x    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       14.57%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

UTILITIES FUND          SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        8.95%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P MIDCAP 400 PURE     PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.88%
VALUE FUND                                                 07303-9998

RETAILING FUND          NFS LLC FEBO JACKSON FAMILY        M CHEHEBAR, I SHEHEBAR TTEE         32.76%
                        TRUST                              U/A 12/12/88
                                                           433 AVE T BROOKLYN, NY 11223

NOVA FUND               CITIGROUP GLOBAL MARKETS INC.      333 WEST 34TH STREET - 3RD           9.76%
                                                           FLOOR
                                                           NEW YORK, NEW YORK 10001

S&P 500 PURE GROWTH     FIRST CLEARING, LLC GVK LIMITED    C/O GEORGE KOLBER 884 NAVESINK       5.12%
FUND                    PARTNERSHIP SPECIAL ACCOUNT        RIVER RD

CONSUMER PRODUCTS       PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       8.21%
FUND                                                       07303-9998

LEISURE FUND            FIRST CLEARING, LLC MICHAEL B      709 BRISTOL ROAD WILMINGTON,         5.93%
                        JOSEPH & DAYLE P JOSEPH JT TEN     DE 19803-2223
                        ENT

INTERNET FUND           PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       7.31%
                                                           07303-9998

TRANSPORTATION FUND     FIRST CLEARING, LLC DAVID MAYLEN   19710 WEST 13 MILE RD CONDO          7.56%
                        JR IRA FCC AS CUSTODIAN            #206

TRANSPORTATION FUND     FIRST CLEARING, LLC DAVID MAYLEN   19710 WEST 13 MILE RD CONDO          7.56%
                        JR IRA FCC AS CUSTODIAN            #206

TRANSPORTATION FUND     FIRST CLEARING, LLC DAVID MAYLEN   19710 WEST 13 MILE RD CONDO          7.56%
                        JR IRA FCC AS CUSTODIAN            #206

INVERSE HIGH YIELD      NFS LLC FEBO BEARING FUND LP       A PARTNERSHIP 1410 WINROCK BLVD     35.64%
STRATEGY FUND                                              APT 32303
                                                           HOUSTON, TX 77057

TRANSPORTATION FUND     LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          7.27%
                                                           DIEGO CA 92121-1968

GLOBAL MARKET NEUTRAL   PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ      13.62%
FUND                                                       07303-9998

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
LEISURE FUND            NEVADA FRONTIER ENTERPRISES 401K   3938 BELMORE WAY RENO, NV            5.06%
                        PLAN U/A DTD 01/01/08 FBO EDWARD   89503-1844
                        B HANLEY

INVERSE MID-CAP         LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          5.55%
STRATEGY FUND                                              DIEGO, CA 92121-1968

EUROPE 1.25x STRATEGY   FIRST CLEARING, LLC STEVAN B       P. O. BOX 94796 LAS VEGAS, NV        6.12%
FUND                    DANA TR STEVAN B. DANA TTEE        89193-4796

RUSSELL 2000(R) FUND    LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          5.79%
                                                           DIEGO, CA 92121-1968

S&P MIDCAP 400 PURE     FIRST CLEARING, LLC MARY A         1814 69TH ST                         5.28%
VALUE FUND              KUNDRAT IRA FCC AS CUSTODIAN       DES MOINES, IA 50322-5807

S&P MIDCAP 400 PURE     FIRST CLEARING, LLC PATRICK J MC   1814 69TH ST.                        9.38%
VALUE FUND              NULTY & MARY A KUNDRAT             DES MOINES, IA 50322-5807

INVERSE MID-CAP         FIRST CLEARING, LLC RUSSELL G      22031 N 55TH ST PHOENIX, AZ          8.63%
STRATEGY FUND           PFLIEGER IRA FCC AS CUSTODIAN      85054-7151

STRENGTHENING DOLLAR    FIRST CLEARING, LLC PHIL DAVID     818 OXFORD HOUSTON, TX               5.64%
2x STRATEGY FUND        WEDEMEYER IRA FCC AS CUSTODIAN     77007-1611

S&P 500 PURE VALUE      FIRST CLEARING, LLC JULIA          2702 27TH ST SOUTH FARGO, ND        11.25%
FUND                    MCGUIRE IRA FCC AS CUSTODIAN       58103-5035

S&P 500 PURE VALUE      FIRST CLEARING, LLC LINDA A        5615 ST PAUL BELLAIRE, TX            7.56%
FUND                    EVANS                              77401-2614

BANKING FUND            FIRST CLEARING, LLC JOHN R         40 DOGWOOD RD ASHEVILLE, NC          5.28%
                        STEINFELD (IRA) FCC AS CUSTODIAN   28804-2627

BANKING FUND            FIRST CLEARING, LLC HUGH BRYAN     916 ROCKFORD RD.                     7.35%
                        NOAH (IRA) FCC AS CUSTODIAN        HIGH POINT, NC 27262-4655

INVERSE HIGH YIELD      NFS LLC FEBO NFS/FMTC ROLLOVER     FBO MAX HUTTON 4738 OAK HOLLOW       5.37%
STRATEGY FUND           IRA                                COURT DEXTER, MI 48130

S&P SMALLCAP 600 PURE   PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.88%
VALUE FUND                                                 07303-9998

STRENGTHENING DOLLAR    NFS LLC FEBO FMTC TTEE             DONALDSON RET SAVING PLAN FBO        7.07%
2x STRATEGY FUND                                           BRUCE A JOHNSON 5750 HIGHLANDS
                                                           CT N LAKE ELMO, MN 55042

H-CLASS SHARES

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
JAPAN 2x STRATEGY       ARNOLD GALMAN                      BRYN MAWR, PA 19010                 14.26%
FUND

ALL-ASSET MODERATE      UMB BANK NA FBO FIDUCIARY FOR      ONE SECURITY PLACE TOPEKA, KS        6.58%
STRATEGY FUND           TAX DEFERRED ACCT                  66636-0001

ALL-CAP OPPORTUNITY     UMB BANK NA FBO FIDUCIARY FOR      ONE SECURITY PLACE TOPEKA, KS       11.10%
FUND                    TAX DEFERRED ACCT                  66636-0001

EUROPE 1.25x STRATEGY   NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     13.80%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

S&P 500 PURE GROWTH     NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     17.39%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

S&P 500 PURE VALUE      NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     40.09%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

S&P MIDCAP 400 PURE     NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                     37.48%
VALUE FUND              C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

S&P SMALLCAP 600 PURE   NATIONWIDE TRUST COMPANY, FSB      P.O. BOX 182029                      6.58%
GROWTH FUND             C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

INVERSE RUSSELL 2000(R) MERRILL LYNCH, PIERCE, FENNER &    4800 DEER LAKE DRIVE E               7.72%
STRATEGY FUND           SMITH, INC. FOR THE SOLE BENEFIT   3RD FLOOR
                        OF ITS CUSTOMERS                   JACKSONVILLE, FL 32246

STRENGTHENING DOLLAR    MERRILL LYNCH, PIERCE, FENNER &    4800 DEER LAKE DRIVE E              17.94%
2x STRATEGY FUND        SMITH, INC. FOR THE SOLE BENEFIT   3RD FLOOR
                        OF ITS CUSTOMERS                   JACKSONVILLE, FL 32246

WEAKENING DOLLAR 2x     MERRILL LYNCH, PIERCE, FENNER &    4800 DEER LAKE DRIVE E               5.90%
STRATEGY FUND           SMITH, INC. FOR THE SOLE BENEFIT   3RD FLOOR
                        OF ITS CUSTOMERS                   JACKSONVILLE, FL 32246

ALL-ASSET AGGRESSIVE    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        9.82%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ALL-ASSET               SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       11.80%
CONSERVATIVE STRATEGY   REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
FUND                                                       FRANCISCO, CA 94104-4122

ALL-ASSET MODERATE      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        7.95%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ALL-CAP OPPORTUNITY     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       20.25%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ALTERNATIVE             SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       43.90%
STRATEGIES ALLOCATION   REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
FUND                                                       FRANCISCO, CA 94104-4122

EUROPE 1.25x STRATEGY   SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        7.03%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
GLOBAL 130/30           SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        5.24%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

HIGH YIELD STRATEGY     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       9.53%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

INVERSE HIGH YIELD      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        5.77%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

INVERSE MID-CAP         SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       32.05%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

MID-CAP 1.5x STRATEGY   SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       38.28%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

RUSSELL 2000(R) 1.5x    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       10.49%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

RUSSELL 2000(R) FUND    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        8.10%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P 500 PURE GROWTH     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       17.37%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P 500 PURE VALUE      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        5.58%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P MIDCAP 400 PURE     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        7.71%
GROWTH FUND             REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P MIDCAP 400 PURE     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        5.08%
VALUE FUND              REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

S&P SMALLCAP 600 PURE   SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       18.65%
VALUE FUND              REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

STRENGTHENING DOLLAR    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       17.01%
2x STRATEGY FUND        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

WEAKENING DOLLAR 2x     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       26.41%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ALL-ASSET AGGRESSIVE    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  33.40%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

ALL-ASSET               NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  24.49%
CONSERVATIVE STRATEGY   EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
FUND                    CUSTOMERS RUSS LENNON

ALL-ASSET MODERATE      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  24.29%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
ALL-CAP OPPORTUNITY     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  11.53%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

ALTERNATIVE             NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  19.80%
STRATEGIES ALLOCATION   EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
FUND                    CUSTOMERS RUSS LENNON

EUROPE 1.25x STRATEGY   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  38.98%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

GLOBAL 130/30           NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   8.81%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

HIGH YIELD STRATEGY     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  26.58%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INTERNATIONAL           NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   8.84%
OPPORTUNITY FUND        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INVERSE HIGH YIELD      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  11.78%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INVERSE MID-CAP         NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  22.34%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INVERSE RUSSELL 2000(R) NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  34.81%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

JAPAN 2x STRATEGY       NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  14.96%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

MID-CAP 1.5x STRATEGY   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  31.07%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

RUSSELL 2000(R) 1.5x    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  31.33%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

RUSSELL 2000(R) FUND    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  14.63%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P 500 PURE GROWTH     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   5.19%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P 500 PURE VALUE      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  11.24%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P 500 FUND            NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  30.46%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P MIDCAP 400 PURE     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  77.83%
GROWTH FUND             EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
S&P SMALLCAP 600 PURE   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  63.70%
GROWTH FUND             EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P SMALLCAP 600 PURE   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  73.53%
VALUE FUND              EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

STRENGTHENING DOLLAR    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   8.23%
2x STRATEGY FUND        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

WEAKENING DOLLAR 2x     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  24.43%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

S&P 500 FUND            GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL, SUITE 612           35.32%
                        FBO GENWORTH FINANCIAL ASSET       PHOENIX, AZ 85012
                        MGMT, INC. FBO THEIR MUTUAL
                        CLIENTS

INVERSE MID-CAP         FOLIOFN INVESTMENTS INC            8000 Towers Crescent Drive           7.08%
STRATEGY FUND                                              15th floor
                                                           Vienna, VA 22182

EUROPE 1.25x STRATEGY   TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                       8.48%
FUND                                                       ENGLEWOOD, CO 80112

REAL ESTATE FUND        TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                       9.99%
                                                           ENGLEWOOD, CO 80112

S&P SMALLCAP 600 PURE   TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                       6.38%
GROWTH FUND                                                ENGLEWOOD, CO 80112

S&P 500 PURE VALUE      NATIONWIDE INSURANCE CO, QPVA      P.O. BOX 182029                      7.59%
FUND                    C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

S&P MIDCAP 400 PURE     NATIONWIDE INSURANCE CO, QPVA      P.O. BOX 182029                     10.23%
VALUE FUND              C/O: IPO PORTFOLIO ACCOUNTING      COLUMBUS, OH 43218-2029

ALL-CAP OPPORTUNITY     PRUDENTIAL INVESTMENT MANAGEMENT   MAIL STOP 194-201                    8.82%
FUND                    SERVICES FBO MUTUAL FUND CLIENTS   194 WOOD AVENUE
                        ATTN: PRUCHOICE UNIT               SOUTH ISELIN, NJ 08830

GLOBAL 130/30           PRUDENTIAL INVESTMENT MANAGEMENT   MAIL STOP 194-201                    7.91%
STRATEGY FUND           SERVICES FBO MUTUAL FUND CLIENTS   194 WOOD AVENUE
                        ATTN: PRUCHOICE UNIT               SOUTH ISELIN, NJ 08830

INVERSE HIGH YIELD      TRUST COMPANY OF AMERICA FBO 223   7103 S REVERE PKWY CENTENNIAL,      31.51%
STRATEGY FUND                                              CO 80112

GLOBAL 130/30           RYDEX EPT MODERATE -VA             9601 BLACKWELL RD, STE 500          15.97%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT MODERATE -VA             9601 BLACKWELL RD, STE 500          33.35%
FUND                                                       ROCKVILLE, MD 20850

RUSSELL 2000(R) FUND    RYDEX EPT MODERATE -VA             9601 BLACKWELL RD, STE 500           9.66%
                                                           ROCKVILLE, MD 20850

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
GLOBAL 130/30           RYDEX EPT AGGRESSIVE - VA          9601 BLACKWELL RD, STE 500          14.02%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT AGGRESSIVE - VA          9601 BLACKWELL RD, STE 500          14.52%
FUND                                                       ROCKVILLE, MD 20850

GLOBAL 130/30           RYDEX EPT CONSERVATIVE - VA        9601 BLACKWELL RD, STE 500           8.87%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT CONSERVATIVE - VA        9601 BLACKWELL RD, STE 500          20.18%
FUND                                                       ROCKVILLE, MD 20850

EUROPE 1.25x STRATEGY   TRUST COMPANY OF AMERICA FBO       P. O. BOX 6503                       8.48%
FUND                    252-5                              CENTENNIAL, CO 80155

HIGH YIELD STRATEGY     TRUST COMPANY OF AMERICA FBO 251   P.O. BOX 6503                       15.62%
FUND                                                       ENGLEWOOD, CO 80155

GLOBAL MARKET NEUTRAL   RYDEX VA ALTERNATIVE STRATEGIES    9601 BLACKWELL RD, STE 500          19.80%
FUND                    ALLOCATION FUND                    ROCKVILLE, MD 20850

INVERSE RUSSELL 2000(R) COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY, SUITE 100        7.91%
STRATEGY FUND                                              YORK, PA 17402

INVERSE MID-CAP         COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY, SUITE 100        5.67%
STRATEGY FUND                                              YORK, PA 17402

INVERSE HIGH YIELD      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             31.11%
STRATEGY FUND           BENEFIT OF OUR CUSTOMERS           68103-2226

JAPAN 2x STRATEGY       AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             10.66%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

REAL ESTATE FUND        AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             13.06%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

RUSSELL 2000(R) 1.5x    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              7.87%
STRATEGY FUND           BENEFIT OF OUR CUSTOMERS           68103-2226

S&P 500 PURE GROWTH     AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             12.88%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

S&P 500 PURE VALUE      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             15.47%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

S&P MIDCAP 400 PURE     AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             12.78%
VALUE FUND              BENEFIT OF OUR CUSTOMERS           68103-2226

STRENGTHENING DOLLAR    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              5.86%
2x STRATEGY FUND        BENEFIT OF OUR CUSTOMERS           68103-2226

ALL-ASSET AGGRESSIVE    LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          5.38%
STRATEGY FUND                                              DIEGO, CA 92121-1968

RUSSELL 2000(R) FUND    Millennium Trust Company LLC       C/F Various Advisors - JLM 820       5.60%
                                                           Jorie Blvd, Suite 420
                                                           Oak Brook, IL 60523

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
ALTERNATIVE             RELIANCE TRUST FBO LANDRUM CR      P.O. BOX 48529 ATLANTA GA           12.57%
STRATEGIES ALLOCATION                                      30362
FUND

HIGH YIELD STRATEGY     SEI PRIVATE TRUST COMPANY FBO ID   ONE FREEDOM VALLEY DRIVE OAKS,      20.93%
FUND                    370                                PA 19456

INVESTOR CLASS SHARES

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
BANKING FUND            HENRY R BERGHOEF REVOCABLE TRUST   2 NORTH LA SALLE ST                  9.01%
                        HENRY R BERGHOEF TTEE DTD          SUITE 500
                        03/13/1997                         CHICAGO, IL 60602

CONSUMER PRODUCTS       MERRILL LYNCH, PIERCE, FENNER &    4800 DEER LAKE DRIVE E              10.72%
FUND                    SMITH, INC. FOR THE SOLE BENEFIT   3RD FLOOR
                        OF ITS CUSTOMERS                   JACKSONVILLE, FL 32246

LEISURE FUND            MERRILL LYNCH, PIERCE, FENNER &    4800 DEER LAKE DRIVE E              22.29%
                        SMITH, INC. FOR THE SOLE BENEFIT   3RD FLOOR
                        OF ITS CUSTOMERS                   JACKSONVILLE, FL 32246

BANKING FUND            SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       10.43%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

BASIC MATERIALS FUND    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       28.25%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

BIOTECHNOLOGY FUND      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       21.39%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

CONSUMER PRODUCTS       SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       36.07%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ELECTRONICS FUND        SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       14.52%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ENERGY SERVICES FUND    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       32.53%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

ENERGY FUND             SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       22.10%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

HEALTH CARE FUND        SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       16.53%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

INTERNET FUND           SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       16.61%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

INVERSE GOVERNMENT      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       30.79%
LONG BOND STRATEGY      REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
FUND                                                       FRANCISCO, CA 94104-4122

INVERSE NASDAQ-100(R)   SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       10.53%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
INVERSE S&P 500         SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       29.76%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

LEISURE FUND            SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       53.91%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

NASDAQ-100(R) FUND      SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       29.32%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

NOVA FUND               SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       18.30%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

PRECIOUS METALS FUND    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       13.50%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

RETAILING FUND          SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       38.52%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

TECHNOLOGY FUND         SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       23.99%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

TELECOMMUNICA-TIONS     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        9.28%
FUND                    REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

TRANSPORTATION FUND     SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       15.84%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

UTILITIES FUND          SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        9.87%
                        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

BANKING FUND            NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  10.66%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

BASIC MATERIALS FUND    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  24.93%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

BIOTECHNOLOGY FUND      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  50.86%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

CONSUMER PRODUCTS       NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  14.35%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

ELECTRONICS FUND        NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  54.77%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

ENERGY SERVICES FUND    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  10.83%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

ENERGY FUND             NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET NEW YORK,        25.66%
                        EXCLUSIVE BENEFIT OF OUR           NY 10281-9999
                        CUSTOMERS RUSS LENNON

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
FINANCIAL SERVICES      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  11.66%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

GOVERNMENT LONG BOND    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   8.16%
1.2x STRATEGY FUND      EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

HEALTH CARE FUND        NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  35.44%
                        EXCLUSIVE BENEFIT OF OUR            NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INTERNET FUND           NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  78.57%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INVERSE GOVERNMENT      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  26.22%
LONG BOND STRATEGY      EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
FUND                    CUSTOMERS RUSS LENNON

INVERSE NASDAQ-100(R)   NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  12.50%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

INVERSE S&P 500         NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  32.40%
STRATEGY FUND           EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

LEISURE FUND            NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                   5.65%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

NASDAQ-100(R) FUND      NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  21.74%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

NOVA FUND               NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  27.96%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

PRECIOUS METALS FUND    NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  50.64%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

RETAILING FUND          NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  13.71%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

TECHNOLOGY FUND         NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  32.71%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

TELECOMMUNICA-TIONS     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  26.79%
FUND                    EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

TRANSPORTATION FUND     NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  17.91%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

MONEY MARKET FUND       NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  22.86%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
UTILITIES FUND          NATIONAL FINANCIAL SVCS CORP FOR   200 LIBERTY STREET                  31.34%
                        EXCLUSIVE BENEFIT OF OUR           NEW YORK, NY 10281-9999
                        CUSTOMERS RUSS LENNON

NASDAQ-100(R) FUND      GENWORTH FINANCIAL TRUST COMPANY   3200 N CENTRAL, SUITE 612            7.46%
                        FBO GENWORTH FINANCIAL ASSET       PHOENIX, AZ 85012
                        MGMT, INC. FBO THEIR MUTUAL
                        CLIENTS

ELECTRONICS FUND        FOLIOFN INVESTMENTS INC            8000 Towers Crescent Drive           6.83%
                                                           15th floor
                                                           Vienna, VA 22182

TRANSPORTATION FUND     STOLTZFUS ENTERPRISES, LTD.        26 E. MAIN STREET                   13.84%
                        PROFIT SHARING PLAN DTD 12/19/94   P.O. BOX 20
                        DAVID & MERLE STOLTZFUS TTEES      ELVERSON, PA 19520

BANKING FUND            TRUST COMPANY OF AMERICA FBO: 75   P. O. BOX 6503                       8.93%
                                                           ENGLEWOOD, CO 80112

BASIC MATERIALS FUND    PRUDENTIAL INVESTMENT MANAGEMENT   MAIL STOP 194-201 194 WOOD           8.07%
                        SERVICES FBO MUTUAL FUND CLIENTS   AVENUE SOUTH ISELIN, NJ 08830
                        ATTN: PRUCHOICE UNIT

CONSUMER PRODUCTS       PRUDENTIAL INVESTMENT MANAGEMENT   MAIL STOP 194-201 194 WOOD          17.48%
FUND                    SERVICES FBO MUTUAL FUND CLIENTS   AVENUE SOUTH ISELIN, NJ 08830
                        ATTN: PRUCHOICE UNIT

TRANSPORTATION FUND     PRUDENTIAL INVESTMENT MANAGEMENT   MAIL STOP 194-201                    5.62%
                        SERVICES FBO MUTUAL FUND CLIENTS   194 WOOD AVENUE
                        ATTN: PRUCHOICE UNIT               SOUTH ISELIN, NJ 08830

GOVERNMENT LONG BOND    TRUST COMPANY OF AMERICA FBO: 225  P.O. BOX 6503                       83.30%
1.2x STRATEGY FUND                                         ENGLEWOOD, CO 80155

MONEY MARKET FUND       TRUST COMPANY OF AMERICA FBO: 225  P.O. BOX 6503                       11.21%
                                                           ENGLEWOOD, CO 80155

INVERSE NASDAQ-100(R)   COUNSEL TRUST CO FBO FTJFC         235 ST CHARLES WAY, SUITE 100       24.91%
STRATEGY FUND                                              YORK, PA 17402

BANKING FUND            PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       7.41%
                                                           07303-9998

BASIC MATERIALS FUND    AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             10.28%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

BIOTECHNOLOGY FUND      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              6.96%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

INVERSE S&P 500         AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              5.27%
STRATEGY FUND           BENEFIT OF OUR CUSTOMERS           68103-2226

NASDAQ-100(R) FUND      AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE              5.52%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

TECHNOLOGY FUND         AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             19.25%
                        BENEFIT OF OUR CUSTOMERS           68103-2226

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
TELECOMMUNICA-TIONS     AMERITRADE INC FOR THE EXCLUSIVE   P.O. BOX 2226 OMAHA, NE             17.13%
FUND                    BENEFIT OF OUR CUSTOMERS           68103-2226

TRANSPORTATION FUND     PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       6.35%
                                                           07303-9998

A-CLASS SHARES

                                                                                             PERCENTAGE
FUND                                 NAME                             ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
MID-CAP 1.5x STRATEGY   RBC CAPITAL MARKETS CORP FBO       GAIL A MOTT JT TEN/WROS 516         17.01%
FUND                    RICHARD W MOTT                     UNIVERSITY AVE LOS ALTOS, CA
                                                           94022-3544

MONEY MARKET FUND       UBS FINANCIAL SERVICES INC. FBO    188 CHESHIRE WAY NAPLES, FL          5.29%
                        HARVEY STUART LEVENSON             34110-4413

NASDAQ-100(R) FUND      JOHN H HAWKINS (RIRA)              5205 STREAMWOOD LANE PLANO, TX       5.60%
                                                           75093

HEALTH CARE FUND        RBC CAPITAL MARKETS CORP FBO       MARIANNE M MCDANIEL JT              11.34%
                        RANDALL C MCDANIEL                 TEN/WROS 20405 MANOR ROAD
                                                           SHOREWOOD, MN 55331-9470

CONSUMER PRODUCTS       MS&CO FBO                          RICHARD H TARPLEY 25 KINGS           8.71%
FUND                                                       CROSS ST ABILENE, TX
                                                           79602-5200

LEISURE FUND            CITIGROUP GLOBAL MARKETS INC.      333 WEST 34TH STREET - 3RD           9.19%
                                                           FLOOR NEW YORK,
                                                           NEW YORK 10001

RETAILING FUND          MARTIN GOODMAN                     WEST BLOOMFIELD, MI 48323           13.48%

TELECOMMUNICATIONS      UBS FINANCIAL SERVICES INC. FBO    53 MOUNTAIN BLVD STE 204             5.67%
FUND                    DAVID A LACKLAND                   WARREN, NJ 07059-2626

BANKING FUND            RBC CAPITAL MARKETS CORP FBO       JOAN E BONNETTE TRUST                8.78%
                        JOAN E BONNETTE TTEE               06/18/1997 15344
                                                           77TH STREET SOUTH HAVEN,
                                                           MI 49090-9452

BANKING FUND            CHARLES SCHWAB & CO INC FBO        ATTN MUTUAL FUND OPERATIONS          5.27%
                        CORTEZ, FL 34215-2533              333/4 101 MONTGOMERY STREET

BANKING FUND            RBC CAPITAL MARKETS CORP FBO       LOUISE M KREUN TRUST U/A DTD         5.14%
                        LOUISE M KREUN TTEE                05/21/2001 1004 RIPPLING WAY
                                                           COURT HOLLAND, MI 49424-6616

S&P SMALLCAP 600 PURE   RICHARD H SCOTT                    COATESVILLE, PA 19320-1559           7.83%
VALUE FUND

S&P MIDCAP 400 PURE     CHARLES & LORETTA SHIPTON REV TR   P.O. BOX 986                        15.61%
VALUE FUND              CHARLES L SHIPTON TTEE DTD 7/1/92  EL DORADO, IA 52175

S&P MIDCAP 400 PURE     HILLIARD LYONS CUST FOR HAROLD G   6491 LINK BLVD INDIAN RIVER,         5.50%
VALUE FUND              SELL IRA                           MI 49749-9784

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
INVERSE MID-CAP         RBC CAPITAL MARKETS CORP FBO       DTD 5-2-92 DORIS H HULSE SUCC       20.15%
STRATEGY FUND           FRED ELBERT HULSE REV TRUST        TTEE 210 MAPLE STREET BREVARD,
                                                           NC 28712-3716

S&P 500 PURE VALUE      KEVIN L BEYE                       MARSHALLTOWN, IA 50158               7.36%
FUND

S&P 500 PURE GROWTH     MS&CO FBO CHARLES H WILLIAMS JR    111 BRADFORD GREEN MADISON, MS      12.34%
FUND                                                       39110

S&P 500 PURE GROWTH     MS&CO FBO                          MSB FBO THOMAS G HIXON 149          11.17%
FUND                                                       WOODMONT WAY RIDGELAND, MS
                                                           39157-8615

NASDAQ-100(R) FUND      CAPITAL BANK & TRUST COMPANY FBO   C/O PLAN PREMIER/FASCORP 8515       11.57%
                        VINING SPARKS IBG, LP 401K PLAN    E ORCHARD ROAD, 2T2 ENGLEWOOD,
                                                           CO 80111

ALL-CAP OPPORTUNITY     RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          17.86%
FUND                                                       ROCKVILLE, MD 20850

GLOBAL 130/30           RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          39.28%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          23.90%
FUND                                                       ROCKVILLE, MD 20850

GOVERNMENT LONG BOND    RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          19.79%
1.2x STRATEGY FUND                                         ROCKVILLE, MD 20850

INTERNATIONAL           RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          47.88%
OPPORTUNITY FUND                                           ROCKVILLE, MD 20850

NOVA FUND               RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          29.67%
                                                           ROCKVILLE, MD 20850

RUSSELL 2000(R) FUND    RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          52.50%
                                                           ROCKVILLE, MD 20850

S&P 500 FUND            RYDEX EPT MODERATE                 9601 BLACKWELL RD, STE 500          15.46%
                                                           ROCKVILLE, MD 20850

ALL-CAP OPPORTUNITY     RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500           7.88%
FUND                                                       ROCKVILLE, MD 20850

GLOBAL 130/30           RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          33.33%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          10.02%
FUND                                                       ROCKVILLE, MD 20850

INTERNATIONAL           RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          19.60%
OPPORTUNITY FUND                                           ROCKVILLE, MD 20850

NOVA FUND               RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          31.13%
                                                           ROCKVILLE, MD 20850

RUSSELL 2000(R) 1.5x    RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          43.25%
STRATEGY FUND                                              ROCKVILLE, MD 20850

RUSSELL 2000(R) FUND    RYDEX EPT AGGRESSIVE               9601 BLACKWELL RD, STE 500          17.21%
                                                           ROCKVILLE, MD 20850

ALL-CAP OPPORTUNITY     RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500           5.83%
FUND                                                       ROCKVILLE, MD 20850

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
GLOBAL 130/30           RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500          13.21%
STRATEGY FUND                                              ROCKVILLE, MD 20850

GLOBAL MARKET NEUTRAL   RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500           8.72%
FUND                                                       ROCKVILLE, MD 20850

GOVERNMENT LONG BOND    RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500          12.68%
1.2x STRATEGY FUND                                         ROCKVILLE, MD 20850

INTERNATIONAL           RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500           9.33%
OPPORTUNITY FUND                                           ROCKVILLE, MD 20850

RUSSELL 2000(R) FUND    RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500          10.41%
                                                           ROCKVILLE, MD 20850

S&P 500 FUND            RYDEX EPT CONSERVATIVE             9601 BLACKWELL RD, STE 500           5.54%
                                                           ROCKVILLE, MD 20850

RUSSELL 2000(R) 1.5x    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101       14.93%
STRATEGY FUND           REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

STRENGTHENING DOLLAR    SCHWAB SPECIAL CUSTODY ACCOUNT -   ATTN: MUTUAL FUNDS TEAM E 101        6.83%
2x STRATEGY FUND        REINV FOR BENEFIT OF CUSTOMERS     MONTGOMERY STREET SAN
                                                           FRANCISCO, CA 94104-4122

GLOBAL MARKET NEUTRAL   RYDEX ALTERNATIVE STRATEGIES       9601 BLACKWELL RD, STE 500           56.78%
FUND                    ALLOCATION FUND                    ROCKVILLE, MD 20850

REAL ESTATE FUND        RYDEX ALTERNATIVE STRATEGIES       9601 BLACKWELL RD, STE 500          94.31%
                        ALLOCATION FUND                    ROCKVILLE, MD 20850

S&P MIDCAP 400 PURE     PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       9.35%
VALUE FUND                                                 07303-9998

JAPAN 2x STRATEGY       LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          9.91%
FUND                                                       DIEGO, CA 92121-1968

UTILITIES FUND          LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          6.86%
                                                           DIEGO, CA 92121-1968

MONEY MARKET FUND       FIRST CLEARING, LLC FBO HARVEY     188 CHESHIRE WAY NAPLES, FL          6.45%
                        LEVENSON                           34110-4413

INVERSE MID-CAP         NFS LLC FEBO NFS/FMTC ROLLOVER     FBO THOMAS E MCKNIGHT 5              5.06%
STRATEGY FUND           IRA                                SUNRISE TERRACE WEATOGUE, CT
                                                           06089

LEISURE FUND            LPL FINANCIAL SERVICES             9785 TOWNE CENTRE DRIVE SAN         11.92%
                                                           DIEGO, CA 92121-1968

S&P 500 PURE VALUE      FIRST CLEARING, LLC SHARON A       4518 LAMPLIGHTER LANE MANLIUS,       6.61%
FUND                    MICHALAK                           NY 13104-2319

INTERNET FUND           PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.29%
                                                           07303-9998

NASDAQ-100(R) FUND      MS&CO FBO                          FOUCE ENTERPRISES LTD                8.20%
                                                           PARTNERSHIP A NEVADA
                                                           LIMITEDPARTNERSHIP 16633
                                                           VENTURA BLVD #1010 ENCINO, CA
                                                           91436-1857

HEALTH CARE FUND        PENSON FINANCIAL SERVICES, INC.    1700 PACIFIC AVENUE SUITE 1400       5.94%
                                                           DALLAS, TX 75201

ELECTRONICS FUND        PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       8.87%
                                                           07303-9998

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
INTERNET FUND           PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       9.48%
                                                           07303-9998

LEISURE FUND            AMERIPRISE ADVISOR SERVICES        THE DIME BUILDING 719 GRISWOLD      15.20%
                                                           STREET STE 1700
                                                           DETROIT, MI 48226

HEALTH CARE FUND        LPL FINANCIAL SERVICES             9785 TOWNE CENTRE DRIVE SAN          5.29%
                                                           DIEGO CA 92121-1968 ,

STRENGTHENING DOLLAR    COUNSEL TRUST FBO FTJFC            235 ST CHARLES WAY, SUITE 100       15.12%
2x STRATEGY FUND                                           YORK, PA 17402

LEISURE FUND            SOUTHWEST SECURITIES INC FBO       P.O. BOX 509002 DALLAS, TX          11.95%
                        CAROLYN N THOMAS SOUTHWEST         75250
                        SECURITIES INC AS IRA CUSTODIAN

S&P 500 PURE VALUE      LPL FINANCIAL SERVICES             9785 TOWNE CENTRE DRIVE SAN          8.42%
FUND                                                       DIEGO, CA 92121-1968

RETAILING FUND          LPL FINANCIAL SERVICES             9785 TOWNE CENTRE DRIVE SAN          6.52%
                                                           DIEGO, CA 92121-1968

ELECTRONICS FUND        PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.31%
                                                           07303-9998

ALL-ASSET MODERATE      COUNSEL TRUST DBA MID ATLANTIC     235 ST CHARLES WAY, SUITE 100       15.05%
STRATEGY FUND           TRUST COMPANY FBO FTJFC            YORK, PA 17402

EUROPE 1.25x STRATEGY   NFS LLC FEBO DAVID G MYERS TTEE    DAVID G MYERS TRUST                 38.78%
FUND                                                       U/A 8/1/00
                                                           P.O. BOX 327
                                                           TURNERVILLE, GA 30580

MID-CAP 1.5x STRATEGY   NFS LLC FEBO DAVID G MYERS TTEE    DAVID G MYERS TRUST                  5.16%
FUND                                                       U/A 8/1/00
                                                           P.O. BOX 327
                                                           TURNERVILLE, GA 30580

RETAILING FUND          LPL FINANCIAL SERVICES             9785 TOWNE CENTRE DRIVE SAN         19.21%
                                                           DIEGO, CA 92121-1968

S&P SMALLCAP 600 PURE   WEDBUSH MORGAN SECURITIES          1000 WILSHIRE BLVD. LOS              8.40%
VALUE FUND                                                 ANGELES CA 90017

INVERSE MID-CAP         CITIGROUP GLOBAL MARKETS INC.      333 WEST 34TH STREET - 3RD          30.92%
STRATEGY FUND                                              FLOOR
                                                           NEW YORK, NEW YORK 10001

CONSUMER PRODUCTS       PENSON FINANCIAL SERVICES, INC.    1700 PACIFIC AVENUE SUITE 1400       5.67%
FUND                                                       DALLAS, TX 75201

INTERNET FUND           PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ      11.59%
                                                           07303-9998

JAPAN 2x STRATEGY       TD AMERITRADE TRUST COMPANY        P.O. BOX 17748 DENVER, CO           24.21%
FUND                                                       80217-0748

S&P 500 PURE GROWTH     MS&CO FBO BROADHEAD LIMITED        P. O. BOX 2090 MERIDIAN, MS         28.16%
FUND                    PARTNERSHIP C/O RSGS LLP           39302

S&P MIDCAP 400 PURE     MS&CO FBO BROADHEAD LIMITED        P. O. BOX 2090 MERIDIAN, MS         36.14%
GROWTH FUND             PARTNERSHIP C/O RSGS LLP           39302

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
S&P 500 PURE GROWTH     RPM001 MERIDIAN MEDICAL ASSOC PA   2024 15TH STREET 2ND FLOOR           9.77%
FUND                    PROFIT SHARING PLAN DTD            MERIDIAN, MS 39301-4130
                        01/02/1979 FBO DALE A TOUCHSTONE
                        MD

LEISURE FUND            PERSHING LLC                       P.O. BOX 2052 JERSEY CITY, NJ        6.77%
                                                           07303-9998

RETAILING FUND          PERSHING LLC                       P.O. BOX 2052 JERSEY CITY, NJ        5.78%
                                                           07303-9998

S&P SMALLCAP 600 PURE   WEDBUSH MORGAN SECURITIES          1000 WILSHIRE BLVD. LOS              5.21%
VALUE FUND                                                 ANGELES, CA 90017

NOVA FUND               UBS FINANCIAL SERVICES INC. FBO    P.O.BOX 3321, 1000 HARBOR BLVD       6.67%
                        UBS-FINSVC CDN FBO MR FRANK        WEEHAWKEN, NJ 07086-8154
                        ROBERT GOLDSTEIN

TRANSPORTATION FUND     LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN          7.75%
                                                           DIEGO, CA 92121-1968

RETAILING FUND          PERSHING LLC                       P.O. BOX 2052 JERSEY CITY, NJ       15.66%
                                                           07303-9998

TECHNOLOGY FUND         NFS LLC FEBO RELIANCE TRUST        ACTUARIAL RSRCS CORP OF KS           6.01%
                        COMPANY TTEE                       401K PROFIT SHARING RET PLAN
                                                           6720 W 121ST ST STE 200
                                                           OVERLAND PARK, KS 66209

BANKING FUND            PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       6.82%
                                                           07303-9998

HEALTH CARE FUND        PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       6.48%
                                                           07303-9998

STRENGTHENING DOLLAR    PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ      20.17%
2x STRATEGY FUND                                           07303-9998

JAPAN 2x STRATEGY       LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN         39.30%
FUND                                                       DIEGO, CA 92121-1968

UTILITIES FUND          LPL FINANCIAL                      9785 TOWNE CENTRE DRIVE SAN         11.73%
                                                           DIEGO, CA 92121-1968

HEALTH CARE FUND        PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.80%
                                                           07303-9998

HIGH YIELD STRATEGY     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              5.86%
FUND                                                       68103-2226

HIGH YIELD STRATEGY     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              5.01%
FUND                                                       68103-2226

HIGH YIELD STRATEGY     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              6.95%
FUND                                                       68103-2226

S&P MIDCAP 400 PURE     AMERIPRISE ADVISOR SERVICES        THE DIME BUILDING 719 GRISWOLD       9.87%
VALUE FUND                                                 STREET, STE 1700
                                                           DETROIT, MI 48226

TRANSPORTATION FUND     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              5.68%
                                                           68103-2226

TRANSPORTATION FUND     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE             13.15%
                                                           68103-2226

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
LEISURE FUND            UBS FINANCIAL SERVICES INC. FBO    P.O.BOX 3321, 1000 HARBOR BLVD      12.83%
                        UBS-FINSVC CDN FBO MR TIMOTHY L.   WEEHAWKEN, NJ 07086-8154
                        DUMOND

STRENGTHENING DOLLAR    FIRST CLEARING, LLC MICHAEL        8915 PINE ACRE RD                   10.46%
2x STRATEGY FUND        SCAFATI IRA FCC AS CUSTODIAN       ST LOUIS, MO 63124-1848

ALL-ASSET               FIRST CLEARING, LLC SHARON A.      1605 E. 110TH ST.                    6.83%
CONSERVATIVE STRATEGY   ALBRECHT (ROTH IRA) FCC AS         INDIANAPOLIS, IN 46280-1210
FUND                    CUSTODIAN

TECHNOLOGY FUND         NFS LLC FEBO R DEAN HOEDL TTEE     PRIME INC SHARING PLAN P.O.         18.04%
                                                           BOX 4208 SPRINGFIELD, MO 65808

S&P 500 PURE VALUE      SCOTTRADE INC (FBO) DALE PIPPERT   P. O. BOX 31759                     10.93%
FUND                    IRA                                ST LOUIS, MO 63131-0759

RETAILING FUND          SCOTTRADE INC (FBO) JANET S        P. O. BOX 31759                      6.89%
                        PIPPERT                            ST LOUIS, MO 63131-0759

BANKING FUND            PERSHING LLC                       P.O. BOX 2052 JERSEY CITY, NJ        7.01%
                                                           07303-9998

HEALTH CARE FUND        PERSHING LLC                       P.O. BOX 2052 JERSEY CITY, NJ        6.55%
                                                           07303-9998

FINANCIAL SERVICES      PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.91%
FUND                                                       07303-9998

INTERNET FUND           PERSHING LLC                       P. O. BOX 2052 JERSEY CITY, NJ       5.04%
                                                           07303-9998

RETAILING FUND          E TRADE CLEARING LLC               IRA CUSTODIAN P.O. BOX 1542          7.76%
                                                           MERRIFIELD, VA 22116-1542

GOVERNMENT LONG BOND    AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              7.07%
1.2x STRATEGY FUND                                         68103-2226

TELECOMMUNICATIONS      UBS FINANCIAL SERVICES INC. FBO    605 OMNI DRIVE HILLSBOROUGH NJ       5.09%
FUND                    CARBRO CONSTRUCTORS CORP           08844-4538

TRANSPORTATION FUND     AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              5.34%
                                                           68103-2226

LEISURE FUND            NFS LLC FEBO NFS/FMTC IRA          FBO JERENE MARY HESTER 640          18.67%
                                                           24TH AVE LEWISTON, ID 83501

TELECOMMUNICATIONS      UBS FINANCIAL SERVICES INC. FBO    50 COLUMBIA RD. BRANCHBURG, NJ       9.04%
FUND                    OHARA CORP DEFINED BENE PLANS      08876-3519
                        DEFINED BENEFIT

TELECOMMUNICATIONS      UBS FINANCIAL SERVICES INC. FBO    50 COLUMBIA RD BRANCHBURG NJ        11.05%
FUND                    OHARA CORPORATION P/S P1 DTD       08876-3519
                        PROFIT SHARING

S&P SMALLCAP 600 PURE   WEDBUSH MORGAN SECURITIES          1000 WILSHIRE BLVD. LOS              7.34%
VALUE FUND                                                 ANGELES, CA 90017

S&P SMALLCAP 600 PURE   WEDBUSH MORGAN SECURITIES          1000 WILSHIRE BLVD. LOS              9.46%
VALUE FUND                                                 ANGELES, CA 90017

S&P 500 PURE VALUE      MORGAN KEEGAN & COMPANY, INC.      50 NORTH FRONT STREET MEMPHIS,       8.78%
FUND                                                       TN 38103

                                                                                             PERCENTAGE
FUND                                  NAME                            ADDRESS               OF OWNERSHIP
----                    --------------------------------   ------------------------------   ------------
INVERSE MID-CAP         AMERITRADE INC                     P.O. BOX 2226 OMAHA, NE              8.85%
STRATEGY FUND                                              68103-2226

ENERGY SERVICES FUND    FIRST CLEARING, LLC SHEEHAN        2431 E 61ST ST STE 700 TULSA,       16.40%
                        FAMILY LLC                         OK 74136-1234


DETERMINATION OF NET ASSET VALUE


The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor, and in the case of the Global 130/30 Strategy Fund and Global Market Neutral Fund, by SGI using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

Each Asset Allocation Fund and the Alternative Strategies Allocation Fund generally values shares of the Underlying Funds at their NAV and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., US Eastern Time) prior to the opening of the NYSE. The Dow Jones STOXX 50 IndexSM is determined in the mid-morning (approximately 10:30 a.m. US Eastern Time) prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The International Opportunity Fund, Global 130/30 Strategy Fund, and Global Market Neutral Fund will generally value the foreign securities in their portfolios at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets. Under fair value pricing, the values assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.


The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.


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The Money Market Fund may only purchase "Eligible Securities." Eligible
Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.


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

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.


The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

                                   AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                  AS % OF OFFERING PRICE
--------------------               ----------------------------
Less than $100,000                             4.00%
$100,000 but less than $250,000                3.00%
$250,000 but less than $500,000                2.25%
$500,000 but less than 1,000,000               1.20%
Greater than $1,000,000                        1.00%


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

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)


     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:


     - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     -    solely controlled business accounts;

     -    single participant retirement plans; or

     - endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by


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

a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

     - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

     - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.


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

     - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

     FULFILLING THE INTENDED INVESTMENT

     - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

     - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

     - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS


A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the

Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.


Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond 1.2x Strategy Fund and the Money Market Fund, all or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond 1.2x Strategy Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.


SPECIAL CONSIDERATIONS APPLICABLE TO CERTAIN DOMESTIC EQUITY FUNDS, SECTOR FUNDS, INTERNATIONAL EQUITY FUNDS, FIXED INCOME FUNDS, SPECIALTY FUNDS, AND ALTERNATIVE FUNDS, AND IN THE CASE OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND AND ASSET ALLOCATION FUNDS, CERTAIN OF THE UNDERLYING FUNDS As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Opportunity Fund, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Global 130/30 Strategy, and Global Market Neutral Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status."

In general, with respect to the Global 130/30 Strategy Fund, Global Market Neutral Fund, All-Cap Opportunity Fund, Sector Funds, and International Equity Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Global 130/30 Strategy Fund, Global Market Neutral Fund, Sector Funds, International Equity Funds, and All-Cap Opportunity Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000(R) Fund, and Fixed Income Funds in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such


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obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


SPECIAL CONSIDERATIONS APPLICABLE TO CERTAIN OF THE UNDERLYING FUNDS OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND AND ASSET ALLOCATION FUNDS

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Code is that certain of the Underlying Funds will derive at least 90% of their gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). Currently, the Commodities Strategy Fund and Managed Futures Strategy Fund, each an Underlying Fund, gain most of their exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The Commodities Strategy Fund's and Managed Futures Strategy Fund's exposure to the commodities markets is explained in more detail in the Prospectus applicable to each Underlying Fund.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which certain of the Underlying Funds invest will not be considered qualifying income after September 30, 2006. These Underlying Funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of each Underlying Fund's gross income.

The Commodities Strategy Fund has received, and the Managed Futures Strategy Fund relies on, a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by these Underlying Funds will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate these Underlying Funds in a manner consistent with each Underlying Fund's current investment objective by investing in certain commodities-linked structured notes.


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If these Underlying Funds were to fail to qualify as regulated investment companies, the Underlying Funds would be subject to federal income tax on their net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Underlying Fund's earnings and profits. If the Underlying Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Underlying Fund would be subject to diminished investment returns.


OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.


Each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternative Funds, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternative Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.



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

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS


The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of

Fund shareholders and those of the Funds' Advisor, SGI, principal underwriter, or any affiliated person of the Funds, the Advisor, SGI, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor, SGI and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of March 31, 2009, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

              INDIVIDUAL/ENTITY                 FREQUENCY         TIME LAG
              -----------------                 ---------   ------------------
Morningstar                                      Monthly    1-10 calendar days
Lipper                                           Monthly    1-10 calendar days
Bloomberg                                        Monthly    1-10 calendar days
Thompson Financial                              Quarterly   1-10 calendar days
Standard & Poor's                               Quarterly   1-10 calendar days
Vickers Stock Research                          Quarterly   1-10 calendar days
Institutional Shareholder Services (formerly,
   Investor Responsibility Research Center)      Weekly      1-5 business days

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, SGI, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.


The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to


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

Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES


Shareholders may visit the Trust's web site at www.rydex-sgi.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S


The Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, and S&P SmallCap 600 Pure Value (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500(R) Index, S&P MidCap 400(R) Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, and the S&P SmallCap 600/Citigroup Pure Value Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES


STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones STOXX 50(R) Index and the related trademarks for use in connection with the Europe 1.25x Strategy Fund. "Dow Jones" and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

     -    Sponsor, endorse, sell or promote the Europe 1.25x Strategy Fund.

     - Recommend that any person invest in the Europe 1.25x Strategy Fund or any other securities.

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Europe 1.25x Strategy Fund.

     - Have any responsibility or liability for the administration, management or marketing of the Europe 1.25x Strategy Fund.

     - Consider the needs of the Europe 1.25x Strategy Fund or the owners of the Europe 1.25x Strategy Fund in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Europe 1.25x Strategy Fund. Specifically:

          - STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

               - The results to be obtained by the Europe 1.25x Strategy Fund, the owner of the Europe 1.25x Strategy Fund, or any other person in connection with the use of the Dow Jones STOXX 50(R) Index and the data included in the Dow Jones STOXX 50(R) Index;

               - The accuracy or completeness of the Dow Jones STOXX 50(R) Index and its data;

               - The merchantability and the fitness for a particular purpose or use of the Dow Jones STOXX 50(R) Index and its data;

               - STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones STOXX 50(R) Index or its data;

               - Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Europe 1.25x Strategy Fund or any other third parties.


THE NASDAQ OMX GROUP, INC.

The Inverse NASDAQ-100(R) Strategy and NASDAQ-100(R) Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index(R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ(R), NASDAQ-100(R), and NASDAQ-100 Index(R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index(R). The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the "Nikkei") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

     -    The advisability of investing in index funds;

     -    The ability of any index to track stock market performance;

     - The accuracy and/or the completeness of the aforementioned index or any data included therein;

     - The results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the index or data included therein; and

     - The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

     - Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

     - Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

     - Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

     - Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

     - Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

FRANK RUSSELL COMPANY

The Inverse Russell 2000(R) Strategy, Russell 2000(R) and Russell 2000(R) 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell(R) is a trademark of the Frank Russell Company.


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

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index(R), to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index(R), which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index(R). ICE Futures is noT responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index(R) or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index(R) or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index(R) or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS


The Funds' audited financial statements for the fiscal year ended March 31, 2009, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Funds' 2009 Annual Reports to Shareholders may be obtained by telephoning the transfer agent at
800.820.0888 or 301.296.5100 or by visiting www.rydex-sgi.com.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS

GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.

CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A. Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B. Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)   A copy of this Policy;

     (ii)  Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A.  Director Nominees in Uncontested Elections                      Vote With Mgt.
B.  Chairman and CEO is the Same Person                             Vote With Mgt.
C.  Majority of Independent Directors                               Vote With Mgt.
D.  Stock Ownership Requirements                                    Vote With Mgt.
E.  Limit Tenure of Outside Directors                               Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                  Vote With Mgt.
PROXY CONTESTS
A.  Voting for Director Nominees in Contested Election              Vote With Mgt.
B.  Reimburse Proxy Solicitation                                    Vote With Mgt.
AUDITORS
A.  Ratifying Auditors                                              Vote With Mgt.
PROXY CONTEST DEFENSES
A.  Board Structure - Classified Board                              Vote With Mgt.
B.  Cumulative Voting                                               Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                    Vote With Mgt.
TENDER OFFER DEFENSES
A.  Submit Poison Pill for shareholder ratification                 Case-by-Case
B.  Fair Price Provisions                                           Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement
       To Amend the Charter or Bylaws                               Vote With Mgt.
D.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A.  Confidential Voting                                             Vote With Mgt.
B.  Equal Access                                                    Vote With Mgt.
C.  Bundled Proposals                                               Vote With Mgt.
CAPITAL STRUCTURE
A.  Common Stock Authorization                                      Vote With Mgt.
B.  Stock Splits                                                    Vote With Mgt.
C.  Reverse Stock Splits                                            Vote With Mgt.
D.  Preemptive Rights                                               Vote With Mgt.
E.  Share Repurchase Programs                                       Vote With Mgt.
EXECUTIVE AND DIRECTOR COMPENSATION
A.  Shareholder Proposals to Limit Executive and
       Directors Pay                                                Case-by-Case
B.  Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C.  Employee Stock Ownership Plans                                  Vote With Mgt.
D.  401(k) Employee Benefit Plans                                   Vote With Mgt.
STATE OF INCORPORATION
A.  Voting on State Takeover Plans                                  Vote With Mgt.
B.  Voting on Reincorporation Proposals                             Vote With Mgt.
MERGERS AND CORPORATE RESTRUCTURINGS
A.  Mergers and Acquisitions                                        Case-by-Case
B.  Corporate Restructuring                                         Vote With Mgt.
C.  Spin-Offs                                                       Vote With Mgt.
D.  Liquidations                                                    Vote With Mgt.
SOCIAL AND ENVIRONMENTAL ISSUES
A.  Issues with Social/Moral Implications                           Vote With Mgt.

                                   APPENDIX C

                         SECURITY GLOBAL INVESTORS, LLC
                             SECURITY INVESTORS, LLC
                           SECURITY FUNDS PROXY VOTING
                              POLICY AND PROCEDURES
                                  June 15, 2007

GENERAL POLICY

     As an investment adviser, the Firm must treat voting rights as to securities held in clients' portfolios in a manner that is in those clients' best interests.(1)

1.   COMPLIANCE PROCEDURES

     The Proxy Voting Guidelines, attached as Exhibit A to these Proxy Voting Policies and Procedures, set forth the guidelines that the Firm uses in voting specific proposals. However, the vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client. If a proposal is voted in a manner different than set forth in the Proxy Voting Guidelines, the reasons therefore shall be documented in writing. The manner in which specific proposals are to be voted, may differ based on the type of client account. For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

     The Firm has delegated to an independent third party (the "Service Provider"), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies the Firm of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e. proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Firm has indicated that a decision will be made on a case-by-case basis).

     Proposals which are either not addressed in the Proxy Voting Guidelines, or which are indicated to be voted case-by-case, are sent by the Service Provider to the Firm's compliance officer. If the compliance officer determines that there is no material conflict of interest, the proposal is forwarded to the applicable portfolio manager and is voted in accordance with his or her recommendation.(2) Proposals where it is determined that the Firm does have a material conflict of interest are handled as described in Section 2.

2.   MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

     The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For

----------
(1) Note: only separate account clients and the Funds - and not investors in those Funds - are considered the Firm's clients.

(2) Any activity or function assigned to the Firm's compliance officer under these procedures may be performed by one or more associates reporting to the compliance officer.

     example, the Firm may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm or its affiliates may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Determination of whether there is a material conflict of interest between the Firm and a client due to (a) the provision of services or products by the Firm or a Firm affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of the Firm or its affiliates and proponents of a proxy issue or
     (c) any other matter or thing, shall be made by the Firm's compliance officer. The compliance officer may consult with the Law Department regarding any potential conflict of interest.

     If a material conflict of interest is determined to exist, it may be resolved in any of the following ways:

     (a) Following the vote recommendation of an independent fiduciary appointed for that purpose.

     (b)  Voting pursuant to client direction.(3)

     (c)  Abstaining.

     (d) Disclosing the conflict to the client and obtaining their consent prior to voting.(4)

     (e) Voting according to a pre-determined policy as set forth in the Proxy Voting Guidelines.

     The method selected by the Firm to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

-    3. RESPONSIBILITY AND OVERSIGHT

     It is the responsibility of the Firm's compliance officer to monitor the proxy voting process. The compliance officer may designate an employee to carry out the day-to-day functions of tracking compliance with these Proxy Voting Policies and Procedures.

     Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client has delegated voting discretion to the Firm, the client must instruct its custodian bank to deliver all relevant voting material to the Firm.

-    4. UNDUE INFLUENCE

     If at any time any person involved in the Firm's proxy voting process is pressured or lobbied either by the Firm's personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to the Firm's compliance officer, or in his or her absence, to the Law Department. A determination will then be made regarding this information, keeping in mind the Firm's duty of loyalty and care to its clients.

-    5. RECORDKEEPING AND DISCLOSURE

     The Firm will maintain the following records relating to proxy votes cast under these policies and

----------
(3) With respect to an investment company client, the direction of the Fund's Board, or a committee thereof, will be deemed to be "client direction."

(4) With respect to an investment company client, it will be sufficient to disclose the conflict to the Fund's Board, or a committee thereof, and to obtain the consent of such Board or committee.

      procedures:

     (a)  A copy of these policies and procedures.

     (b) A copy of each proxy statement the Firm receives regarding client securities.

     (c)  A record of each vote cast by the Firm on behalf of a client.

     (d) A copy of any document created by the Firm's personnel that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

     (e) A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request (regardless of whether such client request was written or oral) for information on how the Firm voted proxies on behalf of the requesting client.

     The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Firm may rely on one or more third parties to make and retain the records referred to in items (b) and (c) above.

     The Firm provides clients with a copy of its Proxy Voting Policies and Procedures, including the Proxy Voting Guidelines, upon written request. The Firm will make specific client information relating to proxy voting available to a client upon written request.

-    6. SPECIAL SITUATIONS

     In certain situations, the Firm may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

     SECURITIES LENDING. Various accounts over which the Firm has proxy voting discretion participate in securities lending programs. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. Efforts to recall loaned securities are not always effective. However, the Firm reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

     SHARE BLOCKING. In certain countries the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question ("share blocking"). The portfolio manager retains the final authority to determine whether to block the shares in the client's account or to forego voting the shares.

     LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY OR EXCESSIVE COSTS. The Firm may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines. The Firm's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

This Statement of Additional Information ("SAI") relates to Investor2 Class Shares of the following series (the "Fund" or the "Money Market Fund") of Rydex Series Funds (the "Trust"):

                        U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectus for the Investor2 Class Shares dated August 1, 2009 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Fund's Prospectus are available, without charge, upon request by telephoning the Trust at 800-888-2461 or by writing to the Trust at P.O. Box 75025, Topeka, Kansas 66675-0525. The Fund's financial statements for the fiscal year ended March 31, 2009 are included in the Fund's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                     The date of this SAI is August 1, 2009

GENERAL INFORMATION ABOUT THE TRUST ......................................     1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS .........................     1
DESCRIPTION OF THE MONEY MARKET FUND .....................................     8
INVESTMENT RESTRICTIONS ..................................................     8
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................    10
MANAGEMENT OF THE TRUST ..................................................    12
PRINCIPAL HOLDERS OF SECURITIES ..........................................    26
DETERMINATION OF NET ASSET VALUE .........................................    27
PURCHASE AND REDEMPTION OF SHARES ........................................    28
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................    30
OTHER INFORMATION ........................................................    33
COUNSEL ..................................................................    35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................    35
CUSTODIAN ................................................................    35
FINANCIAL STATEMENTS .....................................................    35
APPENDIX A - DESCRIPTION OF BOND RATINGS .................................   A-1
APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ......   B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The Fund is an open-end management investment company. Currently, the Trust offers fifty-five (55) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectus. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectus. The investment objective of the Fund is a fundamental policy and cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc., operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Fund discussed below and in the Fund's Prospectus may, consistent with the Fund's investment objectives and limitations, be used by the Fund if, in the opinion of the Advisor these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives. The following information supplements, and should be read in conjunction with the Prospectus.

COMMERCIAL PAPER

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). See "Appendix A -Description of Ratings" for a description of commercial paper ratings.

CORPORATE DEBT SECURITIES

The Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two Nationally Recognized Statistical Rating Organizations, or "NRSROs" (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

DEBT SECURITIES ISSUED BY THE INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT ("WORLD BANK")

The Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in "non-core" currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.


ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 10% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Advisor.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. The Fund may not lend more than 10% of its total assets. The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER

The Trust anticipates that investors in the Fund will frequently purchase and/or redeem shares of the Fund as part of an asset allocation investment strategy. The nature of the Fund as an asset allocation tool will cause the Fund to experience substantial portfolio turnover. Because the Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Fund will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Fund does not expect to engage, under normal circumstances, in repurchase agreements with respect to more than 33 1/3% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

SWAP AGREEMENTS

The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The

Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TIME DEPOSITS AND EURODOLLAR TIME DEPOSITS

The Fund may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 10% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

DESCRIPTION OF THE MONEY MARKET FUND

The Fund seeks to provide security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable NAV. All securities purchased by the Fund must have remaining maturities of 397 days or less. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the

Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

2. Lend its portfolio securities in excess of 15% of the Fund's total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

3. Issue senior securities, except as permitted by the Fund's investment objectives and policies.

4.   Write or purchase put or call options.

5. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

6. Mortgage, pledge, or hypothecate the Fund's assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the borrowing.

7. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.   Invest in warrants.

2.   Invest in real estate limited partnerships.

3.   Invest in mineral leases.

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F),if such fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Rydex Series Funds Statement of Additional Information dated August 1, 2009).

4. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2007, 2008, and 2009 the Fund did not pay any brokerage commissions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Sub-Advisor with research services. The Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers or the NASD) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2009, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor"), the distributor of the Fund's shares, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2007, 2008, and 2009, the Fund did not pay any brokerage commissions to the Distributor:

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2009, the Fund held the following securities of the Trust's "regular brokers and dealers:"

                                                   TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME            FULL NAME OF BROKER/DEALER    EACH REGULAR BROKER-DEALER HELD
---------            --------------------------    -------------------------------
Money Market Fund          Morgan Stanley                  $  8,554,281.71
                         Credit Suisse Group               $337,098,666.30
                    Mizuho Financial Group, Inc.           $141,919,697.60

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                                                      INTERESTED TRUSTEES*
Michael P. Byrum        Trustee from       PADCO ADVISORS, INC.:                              158        None
(38)                    2005 to            Director from January 2008 to present;
                        present. Vice      Chief Investment Officer from August 2006
                        President from     to present; President from May 2004 to
                        1999 to present.   present; Secretary from December 2002 to
                        Assistant          present; Chief Operating Officer of PADCO
                        Secretary from     Advisors, Inc., from October 2003 to May
                        1995 to 2000.      2004; and Executive Vice President from
                        Principal          December 2002 to May 2004
                        Accounting
                        Officer and        PADCO ADVISORS II, INC.:
                        Principal          Director from January 2008 to present;
                        Financial          Chief Investment Officer from August 2006
                        Officer from       to present; President from May 2004 to
                        1993 to 1995.      present; Secretary from December 2002 to
                                           present; Chief Operating Officer of PADCO
                                           Advisors II, Inc., from December 2003 to
                                           May 2004; and Executive Vice President
                                           from December 2002 to May 2004

                                           RYDEX ADVISORY SERVICES:
                                           President from August 2004 to present

                                           RYDEX CAPITAL PARTNERS I, LLC:
                                           President and Secretary from October 2003
                                           to April 2007

                                           RYDEX CAPITAL PARTNERS II, LLC:
                                           President and Secretary from October 2003
                                           to April 2007

                                           RYDEX DISTRIBUTORS, INC.:
                                           Secretary from December 2001 to May 2004;
                                           Executive Vice President from December
                                           2002 to May 2004; and Chief Operating
                                           Officer from December 2003 to May 2004

                                           RYDEX FUND SERVICES, INC.:

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                                           Secretary from December 2002 to present;
                                           Executive Vice President from December
                                           2002 to August 2006; and Chief Operating
                                           Officer from December 2003 to May 2004

                                           RYDEX HOLDINGS, INC.:
                                           Secretary from December 2005 to present
                                           and Executive Vice President from December
                                           2005 to August 2006

                                           ADVISOR RESEARCH CENTER, INC.:
                                           Secretary from May 2006 to present and
                                           Executive Vice President from May 2006 to
                                           August 2006

                                           RYDEX SPECIALIZED PRODUCTS, LLC:
                                           Director and Secretary from September 2005
                                           to present

Carl G. Verboncoeur     Trustee from       PADCO ADVISORS, INC.:                              158        None
(56)                    2004 to present;   Director from January 2008 to present;
                        President from     Chief Executive Officer from October 2003
                        2003 to present;   to January 2009; Executive Vice President
                        Vice President     of from December 2002 to October 2003;
                        from 1997 to       President from October 2003 to May 2004;
                        present; and       and Treasurer from December 2002 to present
                        Treasurer from
                        1997 to 2003.      PADCO ADVISORS II, INC.
                                           Director from January 2008 to present;
                                           Chief Executive Officer from December 2003
                                           to January 2009 Executive Vice President
                                           from December 2002 to December 2003;
                                           President from December 2002 to May 2004;
                                           and Treasurer from December 2003 to
                                           present

                                           RYDEX CAPITAL PARTNERS I, LLC:
                                           Treasurer from October 2003 to April 2007,
                                           and Executive Vice President from October
                                           2003 to August 2006

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                                           RYDEX CAPITAL PARTNERS II, LLC:
                                           Treasurer from October 2003 to April 2007,
                                           and Executive Vice President from October
                                           2003 to August 2006

                                           RYDEX ADVISORY SERVICES:
                                           Chief Executive Officer from August 2004
                                           to January 2009

                                           RYDEX DISTRIBUTORS, INC.:
                                           President and Chief Executive Officer from
                                           December 2003 to January 2009; Treasurer
                                           from December 2002 to present; Executive
                                           Vice President from December 2002 to
                                           December 2003; and Vice President from
                                           December 2001 to December 2002

                                           RYDEX FUND SERVICES, INC.:
                                           Chief Executive Officer from December 2003
                                           to January 2009; President and Treasurer
                                           from December 2002 to present; and
                                           Executive Vice President from December
                                           2001 to December 2002

                                           RYDEX HOLDINGS, INC.:
                                           Executive Advisor from January 2009 to
                                           present; Chief Executive Officer,
                                           President and Treasurer from December 2005
                                           to January 2009

                                           ADVISOR RESEARCH CENTER, INC.:
                                           Chief Executive Officer, President and
                                           Treasurer from May 2006 to January 2009

                                           RYDEX SPECIALIZED PRODUCTS, LLC:
                                           Chief Executive Officer, Director and
                                           Treasurer from September 2005 to January
                                           2009

                                                       INDEPENDENT TRUSTEES

Corey A. Colehour       Trustee from       Retired from August 2006 to present.               158        None
(63)                    1993 to            President and Senior Vice President of

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                        present; and       Schield Management Company (registered
                        Member of the      investment adviser) from 2003 to 2006
                        Audit and
                        Governance and
                        Nominating
                        Committees from
                        1995 to present.

J. Kenneth Dalton       Trustee from       Retired                                            158        None
(68)                    1995 to present;
                        Member of the
                        Governance and
                        Nominating
                        Committee from
                        1995 to present;
                        and Chairman of
                        the Audit
                        Committee from
                        1997 to present.

John O. Demaret         Trustee from       Retired                                            158        None
(69)                    1997 to present;
                        Chairman of the
                        Board from 2006
                        to present; and
                        Member of the
                        Audit and
                        Governance and
                        Nominating
                        Committees from
                        1997 to present.

Werner E. Keller        Trustee and        Founder and President of Keller Partners,          158        None
(68)                    Member of the      LLC (registered investment adviser) from
                        Audit and          2005 to present; and Retired from 2001 to
                        Governance         2005

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                        and Nominating
                        Committees from
                        2005 to present.

Thomas F. Lydon         Trustee and        President of Global Trends Investments             158        Board of Directors of US
(49)                    Member of the      (registered investment adviser) from 1996                     Global Investors since
                        Audit and          to present                                                    April 1995
                        Governance and
                        Nominating
                        Committees from
                        2005 to present.

Patrick T. McCarville   Trustee from       Chief Executive Officer of Par Industries,         158        None
(66)                    1997 to present;   Inc., d/b/a Par Leasing from 1977 to
                        Chairman of the    present
                        Governance and
                        Nominating
                        Committee from
                        1997 to present;
                        and Member of
                        the Audit
                        Committee from
                        1997 to present.

Roger Somers            Trustee from       Founder and Chief Executive Officer of             158        None
(64)                    1993 to present;   Arrow Limousine from 1965 to present
                        and Member of
                        the Audit and
                        Governance and
                        Nominating
                        Committees from
                        1995 to present.

                                                             OFFICERS

Nick Bonos              Vice President     Senior Vice President of Fund                      158        Not Applicable
(45)

                           POSITION(S)                                                     NUMBER OF
                            HELD WITH                                                    PORTFOLIOS IN
                           THE TRUST,                                                         FUND
                             TERM OF                                                        COMPLEX
    NAME, ADDRESS          OFFICE AND                                                       OVERSEEN
      AND AGE OF            LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER         TIME SERVED                 DURING PAST 5 YEARS                 OFFICER**          HELD BY TRUSTEE
   ---------------         -----------               -----------------------             -------------      -------------------
                        and Treasurer      Services of PADCO Advisors, Inc. from
                        from 2003 to       August 2006 to present; Senior Vice
                        present.           President of Rydex Fund Services, Inc. from
                                           December 2003 to August 2006; Vice
                                           President of Accounting, Rydex Fund
                                           Services, Inc. from 2001 to 2003; and Chief
                                           Financial Officer and Manager of Rydex
                                           Specialized Products, LLC from September
                                           2005 to present

Joanna M. Haigney       Chief Compliance   Chief Compliance Officer of PADCO                  158        Not Applicable
(42)                    Officer from       Advisors, Inc. and PADCO Advisors II, Inc.
                        2004 to present;   from May 2005 to present and Rydex Capital
                        and Secretary      Partners I, LLC and Rydex Capital Partners
                        from 2000 to       II, LLC from August 2006 to April 2007;
                        present.           Vice President of Compliance of PADCO
                                           Advisors, Inc., from August 2006 to
                                           present; Assistant Secretary of Rydex
                                           Distributors, Inc. from December 2001 to
                                           December 2003; and Vice President of Rydex
                                           Distributors, Inc. from December 2003 to
                                           May 2004 and Rydex Fund Services, Inc.
                                           from December 2001 to August 2006

Joseph Arruda           Assistant          Vice President of PADCO Advisors, Inc. and         158        Not Applicable
(41)                    Treasurer from     PADCO Advisors II, Inc. from 2004 to
                        2006 to present.   present; Director of Accounting of PADCO
                                           Advisors, Inc. and PADCO Advisors II, Inc.
                                           from 2003 to 2004; Vice President of
                                           Mutual Funds, State Street Bank & Trust
                                           from 2000 to 2003

Paula Billos            Controller from    Director of Fund Administration of PADCO           158        Not Applicable
(33)                    2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                           from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. Prior to August 27, 2008, the Governance Committee was combined with the Trust's Nominating Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the

Governance and Nominating Committee met three (3) times.

NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. Prior to August 27, 2008, the Nominating Committee was combined with the Trust's Governance Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                 AGGREGATE DOLLAR
                                                                  RANGE OF SHARES
                                                                   IN ALL RYDEX
                                             DOLLAR RANGE OF     FUNDS OVERSEEN BY
         NAME               FUND NAME        FUND SHARES (1)       TRUSTEE (1,2)
         ----               ---------        ---------------     -----------------
                                INTERESTED TRUSTEES
Michael P. Byrum        Money Market Fund          None         $50,001 - $100,000
Carl G. Verboncoeur     Money Market Fund          None            Over $100,000
                               INDEPENDENT TRUSTEES
Corey A. Colehour       Money Market Fund          None          $10,001 - $50,000
J. Kenneth Dalton       Money Market Fund   $10,001 - $50,000    $10,001 - $50,000
John O. Demaret         Money Market Fund     Over $100,000       Over $100,000
Thomas F. Lydon         Money Market Fund         None                 None
Werner E. Keller        Money Market Fund     Over $100,000       Over $100,000
Patrick T. McCarville   Money Market Fund         None          $50,001 - $100,000
Roger J. Somers         Money Market Fund         None            Over $100,000

(1)  Information provided is as of December 31, 2008.

(2) Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2009:

                                       PENSION OR
                                       RETIREMENT
                                        BENEFITS     ESTIMATED
                                       ACCRUED AS     ANNUAL         TOTAL
                          AGGREGATE      PART OF     BENEFITS    COMPENSATION
                        COMPENSATION     TRUST'S       UPON        FROM FUND
   NAME OF TRUSTEE       FROM TRUST     EXPENSES    RETIREMENT      COMPLEX*
   ---------------      ------------   ----------   ----------   ------------
INTERESTED TRUSTEES**
Michael P. Byrum           $     0         $0           $0         $      0
Carl G. Verboncoeur        $     0         $0           $0         $      0
INDEPENDENT TRUSTEES
Corey A. Colehour          $65,900         $0           $0         $122,500
J. Kenneth Dalton          $71,200         $0           $0         $132,500
John O. Demaret            $81,900         $0           $0         $152,500
Werner E. Keller           $65,900         $0           $0         $122,500
Thomas F. Lydon            $65,900         $0           $0         $122,500
Patrick T. McCarville      $68,400         $0           $0         $127,500
Roger J. Somers            $65,900         $0           $0         $122,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1, the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to the Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Fund, in accordance with the investment objectives, policies and limitations of the Fund, and oversees the day-to-day operations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Fund pays the Advisor at an annual rate based on the average daily net assets for the Fund, as set forth below. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended March 31, 2007, 2008, and 2009, the Fund paid the following advisory fees to the Advisor:

                                            ADVISORY     ADVISORY     ADVISORY
                                            FEES PAID    FEES PAID    FEES PAID
                       FUND                FOR FISCAL   FOR FISCAL   FOR FISCAL
                    INCEPTION   ADVISORY      YEAR         YEAR         YEAR
FUND NAME              DATE        FEE     ENDED 2007   ENDED 2008   ENDED 2009
---------           ---------   --------   ----------   ----------   ----------
Money Market Fund   12/1/1993     0.50%    $6,601,467   $6,156,108   $7,213,212

The Advisor manages the investment and the reinvestment of the assets of each of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT          OTHER POOLED
                         COMPANIES(1,2)        INVESTMENT VEHICLES(1)           OTHER ACCOUNTS(1)
                   ------------------------   -----------------------  --------------------------------
                    NUMBER                     NUMBER                    NUMBER
                      OF                         OF                        OF
      NAME         ACCOUNTS    TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS   ACCOUNTS      TOTAL ASSETS
      ----         --------   -------------   --------   ------------   --------  --------------------
Michael P. Byrum      152     $10.6 billion      0           N/A           1      less than $5 million
Michael Dellapa       152     $10.6 billion      0           N/A           7      less than $5 million
Ryan Harder           152     $10.6 billion      0           N/A           5      less than $5 million

(1)  Information provided is as of March 31, 2009.

(2) On March 31, 2009, the portfolio managers managed two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund (now the Rydex Series Funds Global 130/30 Strategy Fund) and Rydex Variable Trust Multi-Cap Core Equity Fund, that were subject to a performance based advisory fee. The two Funds had $11.5 million in assets under management as of March 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor's portfolio managers' compensation consists of three components: (1) base compensation, (2) annual incentive, and
(3) long-term incentive.

A portfolio manager's base compensation is reviewed and fixed annually. The Advisor seeks to maintain base salary and incentive plans that will attract and retain highly qualified investment professionals. National surveys of financial services and investment management markets are used to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks.

A portfolio manager is eligible for an annual discretionary incentive award based upon business results and profitable growth. This plan creates a pool of dollars funded through a percentage of the business unit's revenue, net of commissions. Individual awards are determined based upon individual contribution and results against pre-established goals. The funding level of the pool and individual target opportunities are determined based upon role and level of responsibility as benchmarked against industry competitive data.

Selected Portfolio Managers are eligible for the Advisor's long-term incentive award. Under the long-term incentive plan, potential awards are made based on the Advisor's year-to-year net income growth over a three-year period.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

PORTFOLIO MANAGER               FUND NAME               DOLLAR RANGE OF SHARES OWNED
-----------------   ---------------------------------   ----------------------------
Michael P. Byrum    U.S. Government Money Market Fund             None
Michael Dellapa     U.S. Government Money Market Fund             None
Ryan Harder         U.S. Government Money Market Fund             $1-$10,000

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund. The service fee contractual rate paid to the Servicer by the Fund is set forth in the table below.

For the fiscal years ended March 31, 2007, 2008, and 2009, the Fund paid the following service fees to the Servicer:

                                 ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                  SERVICE FEES      SERVICE FEES      SERVICE FEES
                       FUND     PAID FOR FISCAL   PAID FOR FISCAL   PAID FOR FISCAL
                    INCEPTION      YEAR ENDED        YEAR ENDED        YEAR ENDED
FUND NAME              DATE           2007              2008              2009
---------           ---------   ---------------   ---------------   ---------------
Money Market Fund   12/1/1993      $2,640,587        $2,462,443        $2,885,285

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2007, 2008, and 2009, the Fund paid the following accounting service fees to the Servicer:

                                   ACCOUNTING        ACCOUNTING        ACCOUNTING
                                  SERVICE FEES      SERVICE FEES      SERVICE FEES
                       FUND     PAID FOR FISCAL   PAID FOR FISCAL   PAID FOR FISCAL
                    INCEPTION      YEAR ENDED        YEAR ENDED        YEAR ENDED
FUND NAME              DATE           2007              2008              2009
---------           ---------   ---------------   ---------------   ---------------
Money Market Fund   12/1/1993       $732,665          $706,641          $770,294

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 7, 2009, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Fund. Beneficial ownership for A-Class Shares, Advisor Class Shares, Investor Class Shares, and C-Class Shares of the Fund are offered in a separate statement of additional information.

                                                                                                   PERCENTAGE OF
FUND                                            NAME                             ADDRESS             OWNERSHIP
----                                            ----                             -------           -------------
Money Market Fund - A-Class    FIRST CLEARING, LLC                     188 CHESHIRE WAY                 6.45%
Shares                         FBO HARVEY LEVENSON                     NAPLES FL, 34110-4413

Money Market Fund - Advisor    NATIONAL FINANCIAL SERVICES, LLC. FOR   200 LIBERTY STREET               7.64%
Class Shares                   THE EXCLUSIVE BENEFIT OF: OUR           1 WORLD FINANCIAL CENTER
                               CUSTOMERS ATTN.: MUTUAL FUND DEPT.      NEW YORK, NY 10281
                               (5TH FLR)

Money Market Fund -            GENWORTH FINANCIAL TRUST                3200 N CENTRAL,                 19.92%

                                                                                                   PERCENTAGE OF
FUND                                            NAME                             ADDRESS             OWNERSHIP
----                                            ----                             -------           -------------
Advisor Class Shares           COMPANY FBO GENWORTH FINANCIAL ASSET    SUITE 612
                               MGMT, INC. FBO THEIR MUTUAL CLIENTS     PHOENIX, AZ 85012

Money Market Fund - Advisor    TRUST COMPANY OF AMERICA FBO 83         PO BOX 6503                      7.31%
Class Shares                                                           ENGLEWOOD, CO 80155

Money Market Fund - Advisor    TRUST COMPANY OF AMERICA FBO 83/58      PO BOX 6503                     13.39%
Class Shares                                                           ENGLEWOOD, CO 80155

Money Market Fund - Investor   TRUST COMPANY OF AMERICA FBO: 225       PO BOX 6503                     11.21%
Class Shares                                                           ENGLEWOOD, CO 80155

Money Market Fund - Investor   NATIONAL FINANCIAL SVCS CORP FOR        200 LIBERTY STREET              22.86%
Class Shares                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS      NEW YORK, NY 10281-9999
                               RUSS LENNON

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund is valued at fair value.

The Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the Fund sold the instrument. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectus under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the Fund.

The Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of NAV of the Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Fund. On occasion, in order to maintain a constant $1.00 NAV for the Fund, the Board may direct that the number of outstanding shares of the Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

As long as the Fund qualifies as a regulated investment company ("RIC") under Subchapter M of the Code, the Fund will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

Shareholders of the Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Fund intends to maintain a stable $1.00 NAV, shareholders of the Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SWAPS AND OTHER COMPLEX SECURITIES

The Fund may invest in complex securities such as repurchase agreements and swaps. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of March 31, 2009, the Fund discloses portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

              INDIVIDUAL/ENTITY                 FREQUENCY        TIME LAG
              -----------------                 ---------   ------------------
Morningstar                                      Monthly    1-10 calendar days
Lipper                                           Monthly    1-10 calendar days
Bloomberg                                        Monthly    1-10 calendar days
Thompson Financial                              Quarterly   1-10 calendar days
Standard & Poor's                               Quarterly   1-10 calendar days
Vickers Stock Research                          Quarterly   1-10 calendar days
Institutional Shareholder Services (formerly,
   Investor Responsibility Research Center)      Weekly     1-5 business days

The Fund's Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to the Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.888.2461, or by writing to the Fund at P.O. Box 750525, Topeka, Kansas 66675-0525.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the web at WWW.SECURITYBENEFIT.COM or call 800.888.2461 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and the Fund.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended March 31, 2009, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Fund's 2009 Annual Report to Shareholders may be obtained by telephoning the transfer agent at
800.820.0888 or 301.296.5100 or by visiting www.rydex-sgi.com.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.  PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX.  RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;

     (ii) Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)  Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                      Vote With Mgt.
B. Chairman and CEO is the Same Person                             Vote With Mgt.
C. Majority of Independent Directors                               Vote With Mgt.
D. Stock Ownership Requirements                                    Vote With Mgt.
E. Limit Tenure of Outside Directors                               Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election              Vote With Mgt.
B. Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                              Vote With Mgt.
B. Cumulative Voting                                               Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                 Case-by-Case
B. Fair Price Provisions                                           Vote With Mgt.
C. Supermajority Shareholder Vote Requirement To Amend the
      Charter or Bylaws                                            Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                             Vote With Mgt.
B. Equal Access                                                    Vote With Mgt.
C. Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                      Vote With Mgt.
B. Stock Splits                                                    Vote With Mgt.
C. Reverse Stock Splits                                            Vote With Mgt.
D. Preemptive Rights                                               Vote With Mgt.
E. Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and Directors Pay      Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C. Employee Stock Ownership Plans                                  Vote With Mgt.
D. 401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                  Vote With Mgt.
B. Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                        Case-by-Case
B. Corporate Restructuring                                         Vote With Mgt.
C. Spin-Offs                                                       Vote With Mgt.
D. Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                           Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                                WWW.RYDEX-SGI.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                            COMMODITIES STRATEGY FUND
   MULTI-HEDGE STRATEGIES FUND (FORMERLY, THE ABSOLUTE RETURN STRATEGIES FUND)

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares dated August 1, 2009 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2009 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

                     The date of this SAI is August 1, 2009

GENERAL INFORMATION ABOUT THE TRUST.......................................     3
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..........................     3
INVESTMENT RESTRICTIONS...................................................    24
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    26
MANAGEMENT OF THE TRUST...................................................    29
PRINCIPAL HOLDERS OF SECURITIES...........................................    44
DETERMINATION OF NET ASSET VALUE..........................................    45
PURCHASE AND REDEMPTION OF SHARES.........................................    46
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS ..........    47
DIVIDENDS, DISTRIBUTIONS, AND TAXES.......................................    50
OTHER INFORMATION.........................................................    56
INDEX PUBLISHER INFORMATION...............................................    57
COUNSEL ..................................................................    58
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    58
CUSTODIAN ................................................................    58
FINANCIAL STATEMENTS......................................................    58
APPENDIX A - DESCRIPTION OF RATINGS.......................................   A-1
APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES.......   B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty-five (55) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

The Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. The Multi-Hedge Strategies Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund's investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the Funds do not currently expect to engage in currency hedging, the Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.

Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

- WARRANTS. As a matter of non-fundamental policy, the Commodities Strategy Fund does not invest in warrants. However, the Commodities Strategy Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Fund, however, reserves the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

- DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Multi-Hedge Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

FOREIGN ISSUERS

The Multi-Hedge Strategies Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Fund from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. The Commodities Strategy Fund may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

- STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

- REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

- OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

- COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Commodities Strategy Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The Commodities Strategy Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While the Funds do not anticipate doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the

Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

INVESTMENT IN THE SUBSIDIARIES

The Commodities Strategy Fund and the Multi-Hedge Strategies Fund may invest up to 25% of their total assets in the Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. The Commodities Strategy Fund and the Multi-Hedge Strategies Fund, as the sole shareholder of the Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, will not have all of the protections offered to investors in registered investment companies. However, since the Commodities Strategy Fund and Multi-Hedge Strategies Fund wholly own and control the Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, and the Commodities Strategy Fund and Multi-Hedge Strategies Fund and the Subsidiaries are both managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Commodities Strategy Fund, Multi-Hedge Strategies Fund or their shareholders. The Board has oversight responsibility for the investment activities of the Commodities Strategy Fund and Multi-Hedge Strategies Fund, including its investment in the Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, and the Commodities Strategy Fund's and Multi-Hedge Strategy Fund's role as the sole shareholder of the Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. Also, in managing the Subsidiaries' portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Commodities Strategy Fund and Multi-Hedge Strategy Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Commodities Strategy Fund, Multi-Hedge Strategies Fund and the Subsidiaries are organized, could result in the inability of the Commodities Strategy Fund, Multi-Hedge Strategies Fund and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Commodities Strategy Fund, Multi-Hedge Strategies Fund and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Both Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Neither Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Commodities Strategy Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Commodities Strategy Fund bears directly in connection with its own operations.

PORTFOLIO TURNOVER

In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. The Funds' investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders. Nonetheless, because a redemption fee is charged on frequent redemptions, the transaction costs associated with any portfolio turnover is offset by the redemption fees collected by the Funds.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of either Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in repurchase agreements with respect to more than 33 1/3% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The Funds may use reverse repurchase agreements as part of a Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Both Funds will establish a segregated account with the Trust's custodian bank in which each Fund will maintain cash or cash equivalents or other portfolio securities equal in value to each Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

SHORT SALES

The Multi-Hedge Strategies Fund will regularly engage in short sales transactions under which the Fund sells a security it does not own. The Commodities Strategy Fund may also engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

The Multi-Hedge Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Multi-Hedge Strategies Fund is selling credit protection, the default of a third party issuer.

Both Funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Commodities Strategy Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. However, all of the Commodities Strategy Fund's performance attempts to correlate highly with the movement in its underlying index over time.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. In addition, the Commodities Strategy Fund may also enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Multi-Hedge Strategies Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for the Commodities Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to either Fund by the Board.

Each Fund may not:

1. Invest in warrants (this limitation does not apply to the Multi-Hedge Strategies Fund).

2.   Invest in real estate limited partnerships.

3. Invest in mineral leases (this limitation does not apply to the Multi-Hedge Strategies Fund).

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
     (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Statement of Additional Information dated August 1,
     2009).

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.   Invest in companies for the purpose of exercising control.

7.   Purchase securities on margin or effect short sales, except that a Fund may
     (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Funds". With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraph 1 under the heading "Fundamental Policies" apply only when the Fund borrows money from a bank, and the fund may purchase securities when its borrowings exceed 5% of its total assets provided that such purchases are not made for investment purposes (e.g. the purchases are made to cover existing Fund obligations such as an obligation to cover a short sale.)

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following brokerage commissions:


                                                     AGGREGATE BROKERAGE      AGGREGATE BROKERAGE      AGGREGATE BROKERAGE
                                                      COMMISSIONS DURING       COMMISSIONS DURING       COMMISSIONS DURING
FUND NAME                     FUND INCEPTION DATE   FISCAL YEAR ENDED 2007   FISCAL YEAR ENDED 2008   FISCAL YEAR ENDED 2009
---------                     -------------------   ----------------------   ----------------------   ----------------------
Multi-Hedge Strategies Fund        9/19/2005               $609,388                $1,370,308               $2,068,952
Commodities Strategy Fund          5/25/2005               $ 50,711                $   72,172               $   65,547

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority ("FINRA") (formerly, the National Association of Securities Dealers or the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2009, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                                       TOTAL DOLLAR AMOUNT OF
                              TOTAL DOLLAR AMOUNT OF   TRANSACTIONS INVOLVING
                               BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS
FUND NAME                      FOR RESEARCH SERVICES    FOR RESEARCH SERVICES
---------                     ----------------------   ----------------------
Multi-Hedge Strategies Fund          $201,279              $1,144,829,049
Commodities Strategy Fund            $ 12,112              $   86,540,603

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., (the "Distributor"), the distributor of the Funds' shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds did not pay any brokerage commissions to the Distributor.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2009, the following Funds held the following securities of the Trust's "regular brokers or dealers":



                                                                  TOTAL $ AMOUNT
                                                                   OF SECURITIES
                                                                  OF EACH REGULAR
FUND NAME                        FULL NAME OF BROKER/DEALER     BROKER-DEALER HELD
---------                     -------------------------------   ------------------
Multi-Hedge Strategies Fund           Morgan Stanley                $ 1,389,149
                                    Credit Suisse Group             $54,742,227
                               Mizuho Financial Group, Inc.         $20,193,003
                               Bank of New York Mellon Corp.        $     2,543
                              Credit Suisse Group AG - SP ADR       $     2,439
                                      UBS AG - SP ADR               $     2,169
Commodities Strategy Fund           Credit Suisse Group             $31,837,916

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
                                                     INTERESTED TRUSTEES*

Michael P. Byrum (38)     Trustee from      PADCO ADVISORS, INC.:                            158        None
                          2005 to
                          present.  Vice    Director from January 2008 to present;
                          President from    Chief Investment Officer from August 2006
                          1999 to           to present; President from May 2004 to
                          present.          present; Secretary from December 2002 to
                          Assistant         present; Chief Operating Officer of PADCO
                          Secretary from    Advisors, Inc., from October 2003 to May
                          1995 to 2000.     2004; and Executive Vice President from
                          Principal         December 2002 to May 2004
                          Accounting
                          Officer and       PADCO ADVISORS II, INC.:
                          Principal
                          Financial         Director from January 2008 to present;
                          Officer from      Chief Investment Officer from August 2006
                          1993 to 1995.     to present; President from May 2004 to
                                            present; Secretary from December 2002 to
                                            present; Chief Operating Officer of PADCO
                                            Advisors II, Inc., from December 2003 to
                                            May 2004; and Executive Vice President
                                            from December 2002 to May 2004

                                            RYDEX ADVISORY SERVICES:

                                            President from August 2004 to present

                                            RYDEX CAPITAL PARTNERS I, LLC:

                                            President and Secretary from October 2003
                                            to April 2007

                                            RYDEX CAPITAL PARTNERS II, LLC:

                                            President and Secretary from October 2003
                                            to April 2007

                                            RYDEX DISTRIBUTORS, INC.:

                                            Secretary from December 2001 to May 2004;
                                            Executive Vice President from December
                                            2002 to May 2004; and Chief Operating
                                            Officer from December 2003 to May 2004

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
                                            RYDEX FUND SERVICES, INC.:

                                            Secretary from December 2002 to present;
                                            Executive Vice President from December
                                            2002 to August 2006; and Chief Operating
                                            Officer from December 2003 to May 2004

                                            RYDEX HOLDINGS, INC.:

                                            Secretary from December 2005 to present
                                            and Executive Vice President from
                                            December 2005 to August 2006

                                            ADVISOR RESEARCH CENTER, INC.:

                                            Secretary from May 2006 to present and
                                            Executive Vice President from May 2006 to
                                            August 2006

                                            RYDEX SPECIALIZED PRODUCTS, LLC:

                                            Director and Secretary from September
                                            2005 to present

Carl G. Verboncoeur       Trustee from      PADCO ADVISORS, INC.:                            158        None
(56)                      2004 to
                          present;          Director from January 2008 to present;
                          President from    Chief Executive Officer from October 2003
                          2003 to           to January 2009; Executive Vice President
                          present; Vice     of from December 2002 to October 2003;
                          President from    President from October 2003 to May 2004;
                          1997 to           and Treasurer from December 2002 to
                          present; and      present
                          Treasurer from
                          1997 to 2003.     PADCO ADVISORS II, INC.

                                            Director from January 2008 to present;
                                            Chief Executive Officer from December
                                            2003 to January 2009 Executive Vice
                                            President from December 2002 to December
                                            2003; President from December 2002 to May
                                            2004; and Treasurer from December 2003 to
                                            present

                                            RYDEX CAPITAL PARTNERS I, LLC:

                                            Treasurer from October 2003 to April
                                            2007, and Executive Vice President from
                                            October 2003 to August 2006

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
                                            RYDEX CAPITAL PARTNERS II, LLC:

                                            Treasurer from October 2003 to April
                                            2007, and Executive Vice President from
                                            October 2003 to August 2006

                                            RYDEX ADVISORY SERVICES:

                                            Chief Executive Officer from August 2004
                                            to January 2009

                                            RYDEX DISTRIBUTORS, INC.:

                                            President and Chief Executive Officer
                                            from December 2003 to January 2009;
                                            Treasurer from December 2002 to present;
                                            Executive Vice President from December
                                            2002 to December 2003; and Vice President
                                            from December 2001 to December 2002

                                            RYDEX FUND SERVICES, INC.:

                                            Chief Executive Officer from December
                                            2003 to January 2009; President and
                                            Treasurer from December 2002 to present;
                                            and Executive Vice President from
                                            December 2001 to December 2002

                                            RYDEX HOLDINGS, INC.:

                                            Executive Advisor from January 2009 to
                                            present; Chief Executive Officer,
                                            President and Treasurer from December
                                            2005 to January 2009

                                            ADVISOR RESEARCH CENTER, INC.:

                                            Chief Executive Officer, President and
                                            Treasurer from May 2006 to January 2009

                                            RYDEX SPECIALIZED PRODUCTS, LLC:

                                            Chief Executive Officer, Director and
                                            Treasurer from September 2005 to January
                                            2009

                                                     INDEPENDENT TRUSTEES

Corey A. Colehour         Trustee from      Retired from August 2006 to present.             158        None

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
(63)                      1993 to           President and Senior Vice President of
                          present; and      Schield Management Company (registered
                          Member of the     investment adviser) from 2003 to 2006
                          Audit and
                          Governance and
                          Nominating
                          Committees from
                          1995 to
                          present.

J. Kenneth Dalton (68)    Trustee from      Retired                                          158        None
                          1995 to
                          present; Member
                          of the
                          Governance and
                          Nominating
                          Committee from
                          1995 to
                          present; and
                          Chairman of the
                          Audit Committee
                          from 1997 to
                          present.

John O. Demaret (69)      Trustee from      Retired                                          158        None
                          1997 to present;
                          Chairman of the
                          Board from 2006
                          to present; and
                          Member of the
                          Audit and
                          Governance and
                          Nominating
                          Committees from
                          1997 to
                          present.

Werner E. Keller (68)     Trustee and       Founder and President of Keller Partners,        158        None
                          Member of the     LLC (registered investment adviser) from
                          Audit and         2005 to present; and

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
                          Governance and    Retired from 2001 to 2005
                          Nominating
                          Committees from
                          2005 to
                          present.

Thomas F. Lydon (49)      Trustee and       President of Global Trends Investments           158        Board of Directors of
                          Member of the     (registered investment adviser) from 1996                   US Global Investors
                          Audit and         to present                                                  since April 1995
                          Governance and
                          Nominating
                          Committees from
                          2005 to
                          present.

Patrick T. McCarville     Trustee from      Chief Executive Officer of Par                   158        None
(66)                      1997 to           Industries, Inc., d/b/a Par Leasing from
                          present;          1977 to present
                          Chairman of the
                          Governance and
                          Nominating
                          Committee from
                          1997 to
                          present; and
                          Member of the
                          Audit Committee
                          from 1997 to
                          present.

Roger Somers (64)         Trustee from      Founder and Chief Executive Officer of           158        None
                          1993 to           Arrow Limousine from 1965 to present
                          present; and
                          Member of the
                          Audit and
                          Governance and
                          Nominating
                          Committees from
                          1995 to
                          present.

                            POSITION(S)                                                   NUMBER OF
                             HELD WITH                                                  PORTFOLIOS IN
                             THE TRUST,                                                     FUND
                              TERM OF                                                      COMPLEX
     NAME, ADDRESS           OFFICE AND                                                   OVERSEEN
       AND AGE OF            LENGTH OF               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/     OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER         TIME SERVED                DURING PAST 5 YEARS                OFFICER**        HELD BY TRUSTEE
-----------------------   ---------------   -----------------------------------------   -------------   ---------------------
                                                           OFFICERS

Nick Bonos (45)           Vice President    Senior Vice President of Fund Services of        158        Not Applicable
                          and Treasurer     PADCO Advisors, Inc. from August 2006 to
                          from 2003 to      present; Senior Vice President of Rydex
                          present.          Fund Services, Inc. from December 2003 to
                                            August 2006; Vice President of
                                            Accounting, Rydex Fund Services, Inc.
                                            from 2001 to 2003; and Chief Financial
                                            Officer and Manager of Rydex Specialized
                                            Products, LLC from September 2005 to
                                            present

Joanna M. Haigney (42)    Chief             Chief Compliance Officer of PADCO                158        Not Applicable
                          Compliance        Advisors, Inc. and PADCO Advisors II,
                          Officer from      Inc. from May 2005 to present and Rydex
                          2004 to           Capital Partners I, LLC and Rydex Capital
                          present; and      Partners II, LLC from August 2006 to
                          Secretary from    April 2007; Vice President of Compliance
                          2000 to           of PADCO Advisors, Inc., from August 2006
                          present.          to present; Assistant Secretary of Rydex
                                            Distributors, Inc. from December 2001 to
                                            December 2003; and Vice President of
                                            Rydex Distributors, Inc. from December
                                            2003 to May 2004 and Rydex Fund Services,
                                            Inc. from December 2001 to August 2006

Joseph Arruda (41)        Assistant         Vice President of PADCO Advisors, Inc.           158        Not Applicable
                          Treasurer from    and PADCO Advisors II, Inc. from 2004 to
                          2006 to           present; Director of Accounting of PADCO
                          present.          Advisors, Inc. and PADCO Advisors II,
                                            Inc. from 2003 to 2004; Vice President of
                                            Mutual Funds, State Street Bank & Trust
                                            from 2000 to 2003

Paula Billos (33)         Controller from   Director of Fund Administration of PADCO         158        Not Applicable
                          2006 to           Advisors, Inc. and PADCO Advisors II,
                          present.          Inc. from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

     GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board;
     (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees;
     (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. Prior to August 27, 2008, the Governance Committee was combined with the Trust's Nominating Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

     NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. Prior to August 27, 2008, the Nominating Committee was combined with the Trust's Governance Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                           AGGREGATE DOLLAR
                                                                          RANGE OF SHARES IN
                                                                             ALL RYDEX
                                                                           FUNDS OVERSEEN
                                                       DOLLAR RANGE OF        BY TRUSTEE
         NAME                   FUND NAME              FUND SHARES (1)          (1, 2)
---------------------   ---------------------------   -----------------   ------------------
                                    INTERESTED TRUSTEES
Michael P. Byrum        Multi-Hedge Strategies Fund   $10,001 - $50,000   $50,001 - $100,000
Carl G. Verboncoeur     Multi-Hedge Strategies Fund   $10,001 - $50,000     Over $100,000
                                    INDEPENDENT TRUSTEES
Corey A. Colehour                 None                       None         $10,001 - $50,000
J. Kenneth Dalton                 None                       None         $10,001 - $50,000
John O. Demaret                   None                       None           Over $100,000
Thomas F. Lydon                   None                       None               None
Werner E. Keller                  None                       None           Over $100,000
Patrick T. McCarville             None                       None         $50,001 - $100,000
Roger J. Somers                   None                       None            Over $100,000

(1)  Information provided is as of December 31, 2008.

(2) Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

     BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2009:

                                           PENSION OR        ESTIMATED
                                           RETIREMENT         ANNUAL        TOTAL
                         AGGREGATE      BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON        FROM FUND
NAME OF TRUSTEE          FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
---------------------   ------------   ------------------   ----------   -------------
INTERESTED TRUSTEES**
Michael P. Byrum           $     0              $0              $0         $      0
Carl G. Verboncoeur        $     0              $0              $0         $      0

                                           PENSION OR        ESTIMATED
                                           RETIREMENT         ANNUAL        TOTAL
                         AGGREGATE      BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON        FROM FUND
NAME OF TRUSTEE          FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
---------------------   ------------   ------------------   ----------   -------------
INDEPENDENT TRUSTEES
Corey A. Colehour          $65,900              $0              $0         $122,500
J. Kenneth Dalton          $71,200              $0              $0         $132,500
John O. Demaret            $81,900              $0              $0         $152,500
Werner E. Keller           $65,900              $0              $0         $122,500
Thomas F. Lydon            $65,900              $0              $0         $122,500
Patrick T. McCarville      $68,400              $0              $0         $127,500
Roger J. Somers            $65,900              $0              $0         $122,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following advisory fees to the Advisor:

                                                        ADVISORY      ADVISORY FEES     ADVISORY FEES
                                 FUND                FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                              INCEPTION   ADVISORY    FISCAL YEAR      YEAR ENDED         YEAR ENDED
          FUND NAME              DATE        FEE       ENDED 2007         2008               2008
---------------------------   ---------   --------   -------------   ---------------   ---------------
Multi-Hedge Strategies Fund   9/19/2005     1.15%      $1,992,108       $3,474,786         $2,246,324
Commodities Strategy Fund       5/25/05     0.75%      $  351,996       $  638,517         $  863,431

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                        COMPANIES(1, 2)                VEHICLES(1)            OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   ------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
      NAME          ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------   ---------   -------------   ---------   ------------   ---------   ------------
Michael P. Byrum      152      $10.6 billion       0           N/A            1       < $5 million
Michael Dellapa       152      $10.6 billion       0           N/A            7       < $5 million
Ryan Harder           152      $10.6 billion       0           N/A            5       < $5 million

(1)  Information provided is as of March 31, 2009.

(2) On March 31, 2009, the portfolio managers managed two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund (now the Rydex Series Funds Global 130/30 Strategy Fund) and Rydex Variable Trust Multi-Cap Core Equity Fund, that were subject to a performance based advisory fee. The two Funds had $11.5 million in assets under management as of March 31, 2009.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor's portfolio managers' compensation consists of three components: (1) base compensation, (2) annual incentive, and
(3) long-term incentive. A portfolio manager's base compensation is reviewed and fixed annually. The Advisor seeks to maintain base salary and incentive plans that will attract and retain highly qualified investment professionals. National surveys of financial services and investment management markets are used to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks. A portfolio manager is eligible for an annual discretionary incentive award based upon business results and profitable growth. This plan creates a pool of dollars funded through a percentage of the business unit's revenue, net of commissions. Individual awards are determined based upon individual contribution and results against pre-established goals. The funding level of the pool and individual target opportunities are determined based upon role and level of responsibility as benchmarked against industry competitive data. Selected Portfolio Managers are eligible for the Advisor's long-term incentive award. Under the long-term incentive plan, potential awards are made based on the Advisor's year-to-year net income growth over a three-year period.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

PORTFOLIO MANAGER            FUND NAME            DOLLAR RANGE OF SHARES OWNED
-----------------   ---------------------------   ----------------------------
Michael P. Byrum    Multi-Hedge Strategies Fund         $50,001 - $100,000
                     Commodities Strategy Fund                None
Michael Dellapa     Multi-Hedge Strategies Fund         $10,001 - $50,000
                     Commodities Strategy Fund                None
Ryan Harder         Multi-Hedge Strategies Fund               None
                     Commodities Strategy Fund                None

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2007, 2008 and 2009, the Funds paid the following service fees to the Servicer:

                                           ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                            SERVICE FEES      SERVICE FEES    SERVICE FEES PAID
                                FUND      PAID FOR FISCAL   PAID FOR FISCAL   FOR FISCAL YEAR
                              INCEPTION     YEAR ENDED        YEAR ENDED           ENDED
FUND NAME                       DATE           2007              2008               2009
---------                     ---------   ---------------   ---------------   -----------------
Multi-Hedge Strategies Fund   9/19/2005              *                 *                 *
Commodities Strategy Fund     5/25/2005      $117,332          $212,839          $287,810

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2007, 2008, and 2009, the Funds paid the following accounting service fees to the Servicer:

                                                   ACCOUNTING          ACCOUNTING          ACCOUNTING
                                               SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                   FUND              ENDED               ENDED               ENDED
FUND NAME                     INCEPTION DATE         2007                2008                2009
---------                     --------------   -----------------   -----------------   -----------------
Multi-Hedge Strategies Fund      9/19/2005                 *                   *                   *
Commodities Strategy Fund        5/25/2005          $46,933             $85,136            $114,298

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. The Funds current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule

12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2009, the Funds paid the following fees pursuant to the plans described above:

                                             ADVISOR
                                  FUND        CLASS      A-CLASS       C-CLASS      H-CLASS
                               INCEPTION     (0.25%       (0.25%       (1.00%       (0.25%
FUND NAME                         DATE     12B-1 FEE)   12B-1 FEE)   12B-1 FEE)   12B-1 FEE)
---------                      ---------   ----------   ----------   ----------   ----------
Multi-Hedge Strategies Fund*   9/19/2005       $0        $130,559     $423,942     $251,786
Commodities Strategy Fund      5/24/2005       $0        $ 42,520     $ 81,843     $224,829

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 7, 2009 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

                                                                                                PERCENTAGE OF
FUND                                    NAME                              ADDRESS                 OWNERSHIP
----                     ----------------------------------   -------------------------------   -------------
MULTI-HEDGE STRATEGIES      RYDEX ALTERNATIVE STRATEGIES        9601 BLACKWELL RD, STE 500          26.48%
FUND - A CLASS SHARES              ALLOCATION FUND                  ROCKVILLE, MD 20850

COMMODITIES STRATEGY           MG TRUST COMPANY CUST.                 700 17TH STREET                9.34%
FUND - A CLASS SHARES            FBO GREENBROOK IMA                      SUITE 300
                                                                     DENVER, CO 80202

                            RYDEX ALTERNATIVE STRATEGIES        9601 BLACKWELL RD, STE 500           8.33%
                                   ALLOCATION FUND                  ROCKVILLE, MD 20850

                                 RYDEX EPT MODERATE             9601 BLACKWELL RD, STE 500           7.71%
                                                                    ROCKVILLE, MD 20850

MULTI-HEDGE STRATEGIES      CITIGROUP GLOBAL MARKETS INC.          333 WEST 34TH STREET              5.35%
FUND - H-CLASS SHARES                                                   3RD FLOOR
                                                                 NEW YORK, NEW YORK 10001

                          SCHWAB SPECIAL CUSTODY ACCOUNT -      E 101 MONTGOMERY STREET SAN         11.48%
                           REINV FOR BENEFIT OF CUSTOMERS           FRANCISCO, CA 94104

                          NATIONAL FINANCIAL SVCS CORP             200 LIBERTY STREET NEW           19.83%

                                                                                                PERCENTAGE OF
FUND                                    NAME                              ADDRESS                 OWNERSHIP
----------------------   ----------------------------------   -------------------------------   -------------
                            FOR EXCLUSIVE BENEFIT OF OUR            YORK, NY 10281-9999
                               CUSTOMERS RUSS LENNON

                          PRUDENTIAL INVESTMENT MANAGEMENT           MAIL STOP 194-201              11.65%
                          SERVICES FBO MUTUAL FUND CLIENTS            194 WOOD AVENUE
                                ATTN: PRUCHOICE UNIT              SOUTH ISELIN, NJ 08830

COMMODITIES STRATEGY      NATIONAL FINANCIAL SVCS CORP FOR    200 LIBERTY STREET NEW YORK, NY       30.37%
FUND - H-CLASS SHARES    EXCLUSIVE BENEFIT OF OUR CUSTOMERS             10281-9999
                                     RUSS LENNON

                          SCHWAB SPECIAL CUSTODY ACCOUNT -      E 101 MONTGOMERY STREET SAN         32.14%
                           REINV FOR BENEFIT OF CUSTOMERS           FRANCISCO, CA 94104

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

The Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, a Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a

Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

AMOUNT OF INVESTMENT               AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------               ---------------------------------------------------
Less than $100,000                                        4.00%
$100,000 but less than $250,000                           3.00%
$250,000 but less than $500,000                           2.25%
$500,000 but less than 1,000,000                          1.20%
Greater than $1,000,000                                   1.00%

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

     1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund, which is offered in a separate statement of additional information) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

     - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     -    solely controlled business accounts;

     -    single participant retirement plans; or

     - endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

     - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

     - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

     FULFILLING THE INTENDED INVESTMENT

     - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

     - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

     - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL CONSIDERATIONS APPLICABLE TO THE FUNDS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S.

Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

With respect to investments by the Multi-Hedge Strategies Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

SPECIAL CONSIDERATIONS APPLICABLE TO THE COMMODITIES STRATEGY FUND

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Code is that the Commodities Strategy Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Commodities Strategy Fund's Prospectuses, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Commodities Strategy Fund invests will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Commodities Strategy Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Commodities Strategy Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Commodities Strategy Fund in a manner consistent with the Commodities Strategy Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Commodities Strategy Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodities Strategy Fund's earnings and profits. If the Commodities Strategy Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of March 31, 2009, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

              INDIVIDUAL/ENTITY                 FREQUENCY        TIME LAG
---------------------------------------------   ---------   ------------------
Morningstar                                      Monthly    1-10 calendar days
Lipper                                           Monthly    1-10 calendar days
Bloomberg                                        Monthly    1-10 calendar days
Thompson Financial                              Quarterly   1-10 calendar days
Standard & Poor's                               Quarterly   1-10 calendar days
Vickers Stock Research                          Quarterly   1-10 calendar days
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)          Weekly     1-5 business days

The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at WWW.RYDEX-SGI.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHER INFORMATION

STANDARD & POOR'S

The Commodities Strategy Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P does not make any representation, condition, warranty, express or implied, to the owners of the Commodities Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the Commodities Strategy Fund particularly or the ability of the S&P GSCITM Commodity Index to track general stock market performance. S&P's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P GSCITM Commodity Index which is determined, composed and calculated by S&P without regard to Licensee or the Commodities Strategy Fund. S&P has no obligation to take the needs of Licensee or the owners of the Commodities Strategy Fund into consideration in determining, composing or calculating the S&P GSCITM Commodity Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Commodities Strategy Fund or the timing of the issuance or sale of the Commodities Strategy Fund or in the determination or calculation of the equation by which the

Commodities Strategy Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Commodities Strategy Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P GSCITM Commodity Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Commodities Strategy Fund, or any other person or entity from the use of the S&P GSCITM Commodity Index or any data included therein. S&P makes no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P GSCITM Commodity Index or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds' audited financial statements for the fiscal year ended March 31, 2009, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Funds' 2009 Annual Report to Shareholders may be obtained by telephoning the transfer agent at
800.820.0888 or 301.296.5100 or by visiting www.rydex-sgi.com.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS

GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.

CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. .

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

     - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A.   Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.   Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

     - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

     - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

     - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     - Managing a pension plan for a company whose management is soliciting proxies;

     - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

     - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

     - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

     - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

     - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

     - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.  SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.   SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.  SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)    The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

     (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.


VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX.  RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)   A copy of this Policy;

     (ii)  Proxy Statements received regarding client securities;

     (iii) Records of votes cast on behalf of clients;

     (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES
                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A.  Director Nominees in Uncontested Elections                      Vote With Mgt.
B.  Chairman and CEO is the Same Person                             Vote With Mgt.
C.  Majority of Independent Directors                               Vote With Mgt.
D.  Stock Ownership Requirements                                    Vote With Mgt.
E.  Limit Tenure of Outside Directors                               Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection   Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                  Vote With Mgt.

PROXY CONTESTS
A.  Voting for Director Nominees in Contested Election              Vote With Mgt.
B.  Reimburse Proxy Solicitation                                    Vote With Mgt.

AUDITORS
A.  Ratifying Auditors                                              Vote With Mgt.

PROXY CONTEST DEFENSES
A.  Board Structure - Classified Board                              Vote With Mgt.
B.  Cumulative Voting                                               Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                    Vote With Mgt.

TENDER OFFER DEFENSES
A.  Submit Poison Pill for shareholder ratification                 Case-by-Case
B.  Fair Price Provisions                                           Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement
       To Amend the Charter or Bylaws                               Vote With Mgt.
D.  Supermajority Shareholder Vote Requirement                      Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A.  Confidential Voting                                             Vote With Mgt.
B.  Equal Access                                                    Vote With Mgt.
C.  Bundled Proposals                                               Vote With Mgt.

CAPITAL STRUCTURE
A.  Common Stock Authorization                                      Vote With Mgt.
B.  Stock Splits                                                    Vote With Mgt.
C.  Reverse Stock Splits                                            Vote With Mgt.
D.  Preemptive Rights                                               Vote With Mgt.
E.  Share Repurchase Programs                                       Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION
A.  Shareholder Proposals to Limit Executive and
       Directors Pay                                                Case-by-Case
B.  Shareholder Ratification of Golden and Tin Parachutes           Vote With Mgt.
C.  Employee Stock Ownership Plans                                  Vote With Mgt.
D.  401(k) Employee Benefit Plans                                   Vote With Mgt.

STATE OF INCORPORATION
A.  Voting on State Takeover Plans                                  Vote With Mgt.
B.  Voting on Reincorporation Proposals                             Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS
A.  Mergers and Acquisitions                                        Case-by-Case
B.  Corporate Restructuring                                         Vote With Mgt.
C.  Spin-Offs                                                       Vote With Mgt.
D.  Liquidations                                                    Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES
A.  Issues with Social/Moral Implications                           Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                                WWW.RYDEX-SGI.COM


This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

                         INTERNATIONAL 2X STRATEGY FUND
                     INVERSE INTERNATIONAL 2X STRATEGY FUND
                        EMERGING MARKETS 2X STRATEGY FUND
                    INVERSE EMERGING MARKETS 2X STRATEGY FUND
                        INVERSE PACIFIC 2X STRATEGY FUND
                         LATIN AMERICA 2X STRATEGY FUND
                     INVERSE LATIN AMERICA 2X STRATEGY FUND
                         INVERSE EUROPE 2X STRATEGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares dated August 1, 2009 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.


                     The date of this SAI is August 1, 2009

                                TABLE OF CONTENTS

                                                                         PAGE
GENERAL INFORMATION ABOUT THE TRUST .....................................  3

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS .......................  3

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE
 INVESTMENT STRATEGIES .................................................. 25

INVESTMENT RESTRICTIONS ................................................. 27

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................ 29

MANAGEMENT OF THE TRUST ................................................. 31

PRINCIPAL HOLDERS OF SECURITIES ......................................... 46

DETERMINATION OF NET ASSET VALUE ........................................ 46

PURCHASE AND REDEMPTION OF SHARES ....................................... 47

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS .......... 49

DIVIDENDS, DISTRIBUTIONS, AND TAXES ..................................... 52

OTHER INFORMATION ....................................................... 57

INDEX PUBLISHERS INFORMATION ............................................ 59

COUNSEL ................................................................. 59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................... 59

CUSTODIAN ............................................................... 59

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ..... A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.


Each Fund is an open-end management investment company. Currently, the Trust offers fifty-five (55) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."


INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.


Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments ("Rydex" or the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.


BORROWING

While the Funds do not anticipate doing so, each Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

FOREIGN CURRENCIES. Each Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

- INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

- TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

- INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

- BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

- POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

- GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.


CURRENCY-RELATED DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS. Although the Funds do not currently expect to engage in currency hedging, the Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Each Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the Funds do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Funds will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

Each Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Funds may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").


The Funds currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.


At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Each Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES. Each Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Each Fund may also invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse"

PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Each Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

EQUITY SECURITIES


The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Funds may invest in the types of equity securities described in more detail below.


- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


- MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.


      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.


- WARRANTS. As a matter of non-fundamental policy, the Funds do not invest in warrants. However, the Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- RIGHTS. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.


FOREIGN ISSUERS


Each Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below. GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs may be issued in bearer form and may be denominated in other currencies, and are generally designed for use in securities markets outside the U.S.


Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EMERGING MARKETS. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

RISK FACTORS REGARDING EUROPE. The Inverse Europe 2x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

RISK FACTORS REGARDING LATIN AMERICA. Many countries in Latin America have long histories of political, social and economic instability and have routinely suffered from regional conflict, political corruption, totalitarianism, intervention by the military in civilian and economic spheres, protectionist measures, and nationalization. The continuation or worsening of such instability could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in Latin American securities markets.

Latin American countries are among the largest debtors of developing countries as a majority of the region's economies are dependent on foreign credit and loans from external sources to fund economic development. There have been moratoria on, and restructurings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. In addition, interest on the debt is subject to market conditions. Unfavorable market conditions may impair economic activity and create a difficult and costly environment for borrowers.

Finally, most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. Although inflation in many countries has lessened, as they develop sustainable and more democratic political environments, there is no guarantee it will remain at lower levels. In addition, certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions, from time to time and without warning, on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.

RISK FACTORS REGARDING THE PACIFIC REGION. The MSCI Pacific Index consists of Australia, Hong Kong, New Zealand, Singapore and Japan. Reporting, accounting and auditing standards in the nations that make up the Pacific equity markets differ substantially from U.S. standards. In general, these countries' corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the combined equity markets of Australia, Hong Kong, New Zealand and Singapore was approximately US$XXX billion as of ________ XX, XXXX.

Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1861. In 1987, the regional exchanges that had developed merged to create the single entity -- The Australian Stock Exchange (the "ASX"). All of the exchanges are members of the ASX and are subject to complementary oversight by the Australian Stock Exchange and the Australian Securities and Investments Commission, which work together to regulate the major aspects of stock exchange operations.

Australian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Australian equity markets was approximately U.S. $XXX billion as of _______ XX, XXXX. Australia's chief industries are mining, industrial and transportation equipment, food processing, chemicals, and steel. Australia's GDP annual percent change was X.XX% for the year ended _____ XX, XXXX.

Foreign investment in Hong Kong is generally unrestricted and proper regulatory oversight is administered by the Hong Kong Securities and Futures Commission. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt. Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Hong Kong equity markets was approximately U.S. $XXX billion as of __________ XX, XXXX. Hong Kong's chief industries are textiles, clothing, tourism, banking, shipping, electronics, plastics, toys, watches, and clocks. Hong Kong's GDP annual percent change was X.XX% for the year ended _______ XX, XXXX.

New Zealand has an established stock exchange, the New Zealand Stock Exchange (the "NZSE"), which was founded in the 1870's. New Zealand's chief industries are integrated telecommunication services, construction materials, casinos and gaming, airport services, food processing, wood and paper products, textiles, machinery, transportation equipment, banking and insurance, tourism, and mining. New Zealand's GDP annual percent change was X.XX% for the year ended ____ XX, XXXX.

The Stock Exchange of Singapore (the "SES") was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1930. The linkage between the SES and the KLSEB (Kuala Lumpur Stock Exchange Bhd) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until January 1, 1990 when the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System) in 1987. SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter ("OTC") market known as CLOB (Central Limit Order Book), to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association of Securities Dealers Automated Quotation ("NASDAQ") system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation.

Singaporean reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Singaporean corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The total market capitalization of the Singaporean markets was approximately US$XX billion as of _______ XX, XXXX. Singapore's chief industries are electronics, chemicals, financial services, oil drilling equipment, petroleum refining, rubber processing and rubber products, processed food and beverages, ship repair, offshore platform construction, life sciences, and entrepot trade. Singapore's GDP annual percent change was X.XX% for the year ended _________ XX, XXXX.

For information about Japan's equity markets please see "Risk Factors Regarding Japan" above.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Each Fund may use futures contracts and related options (i) for bona fide hedging purposes, (ii)to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.


Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.


When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risks associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Funds arising from such investment activities.


A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.


A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a

Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES


While none of the Funds anticipate doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a "master-feeder" structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and
(G) and the rules thereunder. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER


As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS


Each of the Funds may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in repurchase agreements with respect to more than 33 1/3% of its total assets.


REVERSE REPURCHASE AGREEMENTS


Each Fund may enter into reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of fund assets that can be used in connection with repurchase agreements, the Funds do not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.


SHORT SALES

Each Fund may engage in short sales transactions under which it sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Funds may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Funds' respective underlying indices and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Funds' performance may tend to vary from the closing performance of the Funds' respective underlying indices. However, all of the Funds' performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities. The Funds may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.


On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Leveraged Funds and Leveraged Inverse Funds present certain risks, some of which are further described below.

LEVERAGE. The Leveraged Funds and Leveraged Inverse Funds employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Funds' total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Leveraged Funds and Leveraged Inverse Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

    INDEX PERFORMANCE                                      MARKET VOLATILITY
-------------------------   ---------------------------------------------------------------------------------
                200% OF
  ONE YEAR      ONE YEAR
   INDEX         INDEX
PERFORMANCE   PERFORMANCE      10%       15%      20%      25%      30%      35%      40%      45%      50%
-----------   -----------   --------   ------   ------   ------   ------   ------   ------   ------   -------
    -40%          -80%         -64%     -64%     -65%     -65%     -67%     -68%     -69%     -70%     -71%
    -35%          -70%         -58%     -59%     -59%     -60%     -62%     -63%     -64%     -65%     -66%
    -30%          -60%         -52%     -53%     -52%     -53%     -55%     -56%     -58%     -60%     -61%
    -25%          -50%         -45%     -46%     -46%     -47%     -48%     -50%     -52%     -53%     -55%
    -20%          -40%         -36%     -37%     -39%     -40%     -41%     -43%     -44%     -47%     -50%
    -15%          -30%         -29%     -29%     -30%     -32%     -33%     -36%     -38%     -40%     -43%
    -10%          -20%         -20%     -21%     -23%     -23%     -26%     -28%     -31%     -32%     -36%
     -5%          -10%         -11%     -12%     -13%     -16%     -18%     -20%     -23%     -25%     -29%
      0%            0%          -1%      -2%      -4%      -6%      -8%     -11%     -14%     -17%     -20%
      5%           10%           9%       8%       6%       3%       2%      -3%      -5%      -8%     -12%
     10%           20%          19%      19%      16%      15%      10%       9%       4%       0%      -5%
     15%           30%          31%      29%      27%      25%      21%      19%      15%      11%       6%
     20%           40%          43%      41%      38%      35%      32%      27%      23%      18%      13%
     25%           50%          54%      52%      50%      48%      43%      39%      34%      29%      22%
     30%           60%          69%      64%      62%      58%      56%      49%      43%      39%      34%
     35%           70%          79%      77%      75%      70%      68%      61%      57%      50%      43%
     40%           80%          92%      91%      88%      82%      81%      73%      67%      62%      54%

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

    INDEX PERFORMANCE                                           MARKET VOLATILITY
-------------------------   ---------------------------------------------------------------------------------
                 200%
              INVERSE OF
 ONE YEAR      ONE YEAR
   INDEX         INDEX
PERFORMANCE   PERFORMANCE      10%       15%      20%      25%      30%      35%      40%      45%      50%
-----------   -----------   --------   ------   ------   ------   ------   ------   ------   ------   -------
    -40%          80%          165%     153%     145%     127%     114%      99%      74%      57%      35%
    -35%          70%          130%     122%     109%      96%      84%      68%      51%      32%      17%
    -30%          60%           98%      93%      79%      68%      58%      46%      29%      16%       1%
    -25%          50%           73%      68%      58%      49%      36%      26%      13%       2%     -13%
    -20%          40%           51%      45%      39%      31%      20%      12%      -2%     -11%     -23%
    -15%          30%           35%      29%      23%      16%       6%      -2%     -12%     -22%     -30%
    -10%          20%           20%      16%       9%       3%      -5%     -13%     -21%     -30%     -39%
     -5%          10%            8%       5%      -2%      -8%     -14%     -21%     -30%     -38%     -46%
      0%           0%           -3%      -7%     -12%     -17%     -23%     -28%     -37%     -44%     -51%
      5%         -10%          -12%     -15%     -19%     -25%     -31%     -35%     -43%     -47%     -55%
     10%         -20%          -19%     -23%     -27%     -32%     -36%     -43%     -47%     -53%     -59%
     15%         -30%          -27%     -29%     -32%     -37%     -42%     -46%     -53%     -58%     -63%
     20%         -40%          -33%     -35%     -38%     -42%     -46%     -50%     -56%     -60%     -66%
     25%         -50%          -38%     -40%     -43%     -47%     -51%     -55%     -59%     -64%     -68%
     30%         -60%          -43%     -44%     -47%     -51%     -55%     -59%     -62%     -66%     -71%
     35%         -70%          -46%     -49%     -52%     -53%     -58%     -61%     -66%     -68%     -73%
     40%         -80%          -50%     -52%     -55%     -57%     -61%     -64%     -68%     -71%     -75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. The Leveraged Fund's or Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectuses.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:


      1. Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

      4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

      1.    Invest in warrants.

      2.    Invest in real estate limited partnerships.

      3.    Invest in mineral leases.


      4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Asset Allocation Underlying Fund or an Alternative Strategies Allocation Underlying Fund (the Rydex Asset Allocation Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Statement of Additional Information).

      5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      6.    Invest in companies for the purpose of exercising control.

      7. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      9. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter. Further, because open-end investment companies can borrow money only from banks, the limitations set forth in paragraph 1 under the heading "Fundamental Policies" apply only when the Fund borrows money from a bank, and the fund may purchase securities when its borrowings exceed 5% of its total assets provided that such purchases are not made for investment purposes (e.g. the purchases are made to cover existing Fund obligations such as an obligation to cover a short sale.)


BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the

Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.


From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority ("FINRA", formerly the National Association of Securities Dealers or the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. Because the Funds have not yet commenced operations, as of the date of this SAI, the Funds do not have any securities of "regular brokers or dealers" to report.


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                            POSITION(s)                                                      NUMBER OF
                             HELD WITH                                                     PORTFOLIOS IN
                            THE TRUST,                                                          FUND
                              TERM OF                                                         COMPLEX
    NAME, ADDRESS           OFFICE AND                                                        OVERSEEN
      AND AGE OF             LENGTH OF                 PRINCIPAL OCCUPATION(s)              BY TRUSTEE/    OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                 OFFICER**      HELD BY TRUSTEE
---------------------   ------------------   -------------------------------------------   -------------   -------------------
                                                 INTERESTED TRUSTEES*

Michael P. Byrum (38)   Trustee from         PADCO ADVISORS, INC.:                              158         None
                        2005 to              Director from January 2008 to present;
                        present.  Vice       Chief Investment Officer from August 2006
                        President from       to present; President from May 2004 to
                        1999 to              present; Secretary from December 2002 to
                        present.             present; Chief Operating Officer of PADCO
                        Assistant            Advisors, Inc., from October 2003 to May
                        Secretary from       2004; and Executive Vice President from
                        1995 to 2000.        December 2002 to May 2004
                        Principal
                        Accounting           PADCO ADVISORS II, INC.:
                        Officer and          Director from January 2008 to present;
                        Principal            Chief Investment Officer from August 2006
                        Financial            to present; President from May 2004 to
                        Officer from         present; Secretary from December 2002 to
                        1993 to 1995.        present; Chief Operating Officer of PADCO
                                             Advisors II, Inc., from December 2003 to
                                             May 2004; and Executive Vice President
                                             from December 2002 to May 2004

                                             RYDEX ADVISORY SERVICES:
                                             President from August 2004 to present

                                             RYDEX CAPITAL PARTNERS I, LLC:
                                             President and Secretary from October 2003
                                             to April 2007

                                             RYDEX CAPITAL PARTNERS II, LLC:
                                             President and Secretary from October 2003
                                             to April 2007

                                             RYDEX DISTRIBUTORS, INC.:
                                             Secretary from December 2001 to May 2004;
                                             Executive Vice President from December
                                             2002 to May 2004; and Chief Operating
                                             Officer from December 2003 to May 2004

                              POSITION(s)                                                      NUMBER OF
                               HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                         FUND
                                TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                       OVERSEEN
       AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(s)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                  DURING PAST 5 YEARS                 OFFICER**       HELD BY TRUSTEE
------------------------   ----------------   --------------------------------------------   -------------   -------------------
                                              RYDEX FUND SERVICES, INC.:
                                              Secretary from December 2002 to present;
                                              Executive Vice President from December
                                              2002 to August 2006; and Chief Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary from December 2005 to present
                                              and Executive Vice President from December
                                              2005 to August 2006

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary from May 2006 to present and
                                              Executive Vice President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary from September 2005
                                              to present

Carl G. Verboncoeur (56)   Trustee from       PADCO ADVISORS, INC.:                               158        None
                           2004 to            Director from January 2008 to present;
                           present;           Chief Executive Officer from October 2003
                           President from     to January 2009; Executive Vice President
                           2003 to            of from December 2002 to October 2003;
                           present; Vice      President from October 2003 to May 2004;
                           President from     and Treasurer from December 2002 to present
                           1997 to
                           present; and       PADCO ADVISORS II, INC.
                           Treasurer from     Director from January 2008 to present;
                           1997 to 2003.      Chief Executive Officer from December 2003
                                              to January 2009 Executive Vice
                                              President from December 2002 to
                                              December 2003; President from
                                              December 2002 to May 2004; and
                                              Treasurer from December 2003 to
                                              present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer from October 2003 to April 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                              POSITION(s)                                                      NUMBER OF
                               HELD WITH                                                     PORTFOLIOS IN
                               THE TRUST,                                                         FUND
                                TERM OF                                                         COMPLEX
     NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
      AND AGE OF               LENGTH OF                 PRINCIPAL OCCUPATION(s)               BY TRUSTEE/   OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                  DURING PAST 5 YEARS                  OFFICER**      HELD BY TRUSTEE
------------------------   ----------------   --------------------------------------------   -------------   -------------------
                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer from October 2003 to April 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief Executive Officer from August 2004
                                              to January 2009

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive Officer from
                                              December 2003 to January 2009; Treasurer
                                              from December 2002 to present; Executive
                                              Vice President from December 2002 to
                                              December 2003; and Vice President from
                                              December 2001 to December 2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive Officer from December 2003
                                              to January 2009; President and Treasurer
                                              from December 2002 to present; and Executive
                                              Vice President from December 2001 to
                                              December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Executive Advisor from January 2009 to
                                              present; Chief Executive Officer,
                                              President and Treasurer from December 2005
                                              to January 2009

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief Executive Officer, President and
                                              Treasurer from May 2006 to January 2009

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief Executive Officer, Director and
                                              Treasurer from September 2005 to January
                                              2009

                              POSITION(s)                                                      NUMBER OF
                               HELD WITH                                                     PORTFOLIOS IN
                               THE TRUST,                                                         FUND
                                TERM OF                                                         COMPLEX
     NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
      AND AGE OF               LENGTH OF                 PRINCIPAL OCCUPATION(s)               BY TRUSTEE/   OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                  DURING PAST 5 YEARS                  OFFICER**      HELD BY TRUSTEE
------------------------   ----------------   --------------------------------------------   -------------   -------------------
                                                         INDEPENDENT TRUSTEES

Corey A. Colehour (63)     Trustee from       Retired from August 2006 to present.                158        None
                           1993 to            President and Senior Vice President of
                           present; and       Schield Management Company (registered
                           Member of the      investment adviser) from 2003 to 2006
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.

J. Kenneth Dalton (68)     Trustee from       Retired                                             158        None
                           1995 to
                           present; Member
                           of the
                           Governance and
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.

John O. Demaret (69)       Trustee from       Retired                                             158        None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1997 to present.

                              POSITION(s)                                                      NUMBER OF
                               HELD WITH                                                     PORTFOLIOS IN
                               THE TRUST,                                                         FUND
                                TERM OF                                                         COMPLEX
     NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
      AND AGE OF               LENGTH OF                 PRINCIPAL OCCUPATION(s)               BY TRUSTEE/   OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                  DURING PAST 5 YEARS                  OFFICER**      HELD BY TRUSTEE
------------------------   ----------------   --------------------------------------------   -------------   -------------------
Werner E. Keller (68)      Trustee and        Founder and President of Keller Partners,           158        None
                           Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Governance and     2005
                           Nominating
                           Committees from
                           2005 to present.

Thomas F. Lydon (49)       Trustee and        President of Global Trends Investments              158        Board of Directors
                           Member of the      (registered investment adviser) from 1996                      of US Global
                           Audit and          to present                                                     Investors since
                           Governance and                                                                    April 1995
                           Nominating
                           Committees from
                           2005 to present.

Patrick T. McCarville (66) Trustee from       Chief Executive Officer of Par Industries,          158        None
                           1997 to            Inc., d/b/a Par Leasing from 1977 to
                           present;           present
                           Chairman of the
                           Governance and
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.

Roger Somers (64)          Trustee from       Founder and Chief Executive Officer of              158        None
                           1993 to            Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Governance and
                           Nominating
                           Committees from
                           1995 to present.

                              POSITION(s)                                                      NUMBER OF
                               HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                          FUND
                                TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                        OVERSEEN
       AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(s)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                  DURING PAST 5 YEARS                 OFFICER**       HELD BY TRUSTEE
------------------------   ----------------   --------------------------------------------   -------------   -------------------
                                                                OFFICERS

Nick Bonos (45)            Vice President     Senior Vice President of Fund Services of           158        Not Applicable
                           and Treasurer      PADCO Advisors, Inc. from August 2006 to
                           from 2003 to       present; Senior Vice President of Rydex
                           present.           Fund Services, Inc. from December 2003 to
                                              August 2006; Vice President of Accounting,
                                              Rydex Fund Services, Inc. from 2001 to
                                              2003; and Chief Financial Officer and
                                              Manager of Rydex Specialized Products, LLC
                                              from September 2005 to present

Joanna M. Haigney (42)     Chief              Chief Compliance Officer of PADCO                   158        Not Applicable
                           Compliance         Advisors, Inc. and PADCO Advisors II, Inc.
                           Officer from       from May 2005 to present and Rydex Capital
                           2004 to            Partners I, LLC and Rydex Capital Partners
                           present; and       II, LLC from August 2006 to April 2007;
                           Secretary from     Vice President of Compliance of PADCO
                           2000 to present.   Advisors, Inc., from August 2006 to
                                              present; Assistant Secretary of Rydex
                                              Distributors, Inc. from December 2001 to
                                              December 2003; and Vice President of Rydex
                                              Distributors, Inc. from December 2003 to
                                              May 2004 and Rydex Fund Services, Inc.
                                              from December 2001 to August 2006

Joseph Arruda (41)         Assistant          Vice President of PADCO Advisors, Inc. and          158        Not Applicable
                           Treasurer from     PADCO Advisors II, Inc. from 2004 to
                           2006 to present.   present; Director of Accounting of PADCO
                                              Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2003 to 2004; Vice President of
                                              Mutual Funds, State Street Bank & Trust
                                              from 2000 to 2003

Paula Billos (33)          Controller from    Director of Fund Administration of PADCO            158        Not Applicable
                           2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2001 to present

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

** The "Fund Complex" consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

      GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board's periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Governance Committee. Prior to August 27, 2008, the Governance Committee was combined with the Trust's Nominating Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

      NOMINATING COMMITTEE. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Demaret, Keller, Lydon, and McCarville serve as members of the Nominating Committee. Prior to August 27, 2008, the Nominating Committee was combined with the Trust's Governance Committee, and operated under the name "Governance and Nominating Committee." The Governance and Nominating Committee was composed of each of the independent trustees of the Trust. For the most recently completed Trust fiscal year, the Governance and Nominating Committee met three (3) times.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Because the Funds have not yet commenced operations, as of the date of this SAI, none of the Trustees beneficially owned shares of the Funds. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                                       AGGREGATE DOLLAR
                                                                                        RANGE OF SHARES
                                                                      DOLLAR RANGE       IN ALL RYDEX
                                                                        OF FUND         FUNDS OVERSEEN
        NAME                             FUND NAME                     SHARES (1)      BY TRUSTEE (1,2)
---------------------    -----------------------------------------    ------------    ------------------
                                    INTERESTED TRUSTEES

Michael P. Byrum              International 2x Strategy Fund              None        $50,001 - $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

Carl G. Verboncoeur           International 2x Strategy Fund              None           Over $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

                                    INDEPENDENT TRUSTEES

Corey A. Colehour             International 2x Strategy Fund              None         $10,001 - $50,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

                                                                                       AGGREGATE DOLLAR
                                                                                        RANGE OF SHARES
                                                                      DOLLAR RANGE       IN ALL RYDEX
                                                                        OF FUND         FUNDS OVERSEEN
        NAME                             FUND NAME                     SHARES (1)      BY TRUSTEE (1,2)
---------------------    -----------------------------------------    ------------    ------------------
J. Kenneth Dalton             International 2x Strategy Fund              None         $10,001 - $50,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

John O. Demaret               International 2x Strategy Fund              None           Over $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

Thomas F. Lydon               International 2x Strategy Fund              None               None
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

Werner E. Keller              International 2x Strategy Fund              None           Over $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

Patrick T. McCarville         International 2x Strategy Fund              None        $50,001 - $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

                                                                                       AGGREGATE DOLLAR
                                                                                        RANGE OF SHARES
                                                                      DOLLAR RANGE       IN ALL RYDEX
                                                                        OF FUND         FUNDS OVERSEEN
        NAME                             FUND NAME                     SHARES (1)      BY TRUSTEE (1,2)
---------------------    -----------------------------------------    ------------    ------------------
Roger J. Somers               International 2x Strategy Fund              None           Over $100,000
                          Inverse International 2x Strategy Fund          None
                          Emerging Markets 2x Strategy Fund               None
                         Inverse Emerging Markets 2x Strategy Fund        None
                           Inverse Pacific 2x Strategy Fund               None
                            Latin America 2x Strategy Fund                None
                         Inverse Latin America Strategy Fund              None
                           Inverse Europe 2x Strategy Fund                None

1     Information provided is as of December 31, 2008.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2009:

                                            PENSION OR        ESTIMATED
                                            RETIREMENT         ANNUAL         TOTAL
                          AGGREGATE      BENEFITS ACCRUED     BENEFITS    COMPENSATION
                         COMPENSATION   AS PART OF TRUST'S      UPON        FROM FUND
   NAME OF TRUSTEE        FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
---------------------    ------------   ------------------   ----------   ------------
INTERESTED TRUSTEES**
Michael P. Byrum           $     0              $0               $0         $      0
Carl G. Verboncoeur        $     0              $0               $0         $      0

INDEPENDENT TRUSTEES
Corey A. Colehour          $65,900              $0               $0         $122,500
J. Kenneth Dalton          $71,200              $0               $0         $132,500
John O. Demaret            $81,900              $0               $0         $152,500
Werner E. Keller           $65,900              $0               $0         $122,500
Thomas F. Lydon            $65,900              $0               $0         $122,500
Patrick T. McCarville      $68,400              $0               $0         $127,500
Roger J. Somers            $65,900              $0               $0         $122,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. PADCO Advisors, Inc., together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.


Pursuant to investment an advisory agreement with the Advisor, dated January 18, 2008 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate of X.XX% based on the average daily net assets for each respective Fund. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the

                                       42
N?A

Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After their initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


PORTFOLIO MANAGERS

This section includes information about each Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

                     REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                        COMPANIES(1,2)               VEHICLES(1)                 OTHER ACCOUNTS(1)
                   ------------------------   ------------------------   --------------------------------
                   NUMBER OF                  NUMBER OF                  NUMBER OF
      NAME         ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS   ACCOUNTS        TOTAL ASSETS
----------------   ---------  -------------   ---------   ------------   ---------   --------------------
Michael P. Byrum     152      $10.6 billion       0           N/A            1     less than $5 million
Michael Dellapa      152      $10.6 billion       0           N/A            7     less than $5 million
Ryan Harder          152      $10.6 billion       0           N/A            5     less than $5 million

1     Information provided is as of March 31, 2009.

2 On March 31, 2009, the portfolio managers managed two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund (now the Rydex Series Funds Global 130/30 Strategy Fund) and Rydex Variable Trust Multi-Cap Core Equity Fund, that were subject to a performance based advisory fee. The two Funds had $11.5 million in assets under management as of March 31, 2009.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor's portfolio managers' compensation consists of three components: (1) base compensation, (2) annual incentive, and
(3) long-term incentive.

A portfolio manager's base compensation is reviewed and fixed annually. The Advisor seeks to maintain base salary and incentive plans that will attract and retain highly qualified investment professionals. National surveys of financial services and investment management markets are used to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks.

A portfolio manager is eligible for an annual discretionary incentive award based upon business results and profitable growth. This plan creates a pool of dollars funded through a percentage of the business unit's revenue, net of commissions. Individual awards are determined based upon individual contribution and results against pre-established goals. The funding level of the pool and individual target opportunities are determined based upon role and level of responsibility as benchmarked against industry competitive data.

Selected Portfolio Managers are eligible for the Advisor's long-term incentive award. Under the long-term incentive plan, potential awards are made based on the Advisor's year-to-year net income growth over a three-year period.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. Because the Funds have not yet commenced operations, as of March 31, 2009, none of the portfolio managers beneficially owned shares of the Funds.


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.


A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.


C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Funds have adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


Because the Funds have not yet commenced operations, as of the date of this SAI, there are no beneficial owners of 5% or more of shares of the Fund to report.


DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.


Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund's pricing cycle.

The Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The MSCI EAFE Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The MSCI Emerging Markets Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The MSCI Pacific Index is determined in the [early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The S&P Latin America 40 Index is determined in the early morning (X:XX or X:XX a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE]. The STOXX 50(R) Index is determined in the mid-morning (approximately 10:30 or 11:30 a.m., depending daylight savings time) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.


OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.


PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans' Day, and as of May 27, 2009, the U.S. Government Bond Market will likely close early the business day before New Year's Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.


The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------------------    ---------------------------------------------------
Less than $100,000                                        4.00%
$100,000 but less than $250,000                           3.00%
$250,000 but less than $500,000                           2.25%
$500,000 but less than 1,000,000                          1.20%
Greater than $1,000,000                                   1.00%

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)


      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund, which is offered in a separate statement of additional information) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:


      - trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      -     solely controlled business accounts;

      -     single participant retirement plans; or

      - endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      - Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

      - It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      - The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      - If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      - The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

FULFILLING THE INTENDED INVESTMENT

      - By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      - To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      - If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      - If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      - If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.


The Funds intend to declare dividends monthly from net investment income (and net short-term capital gains, if any) and may distribute such dividends monthly, but at least annually. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Funds.

With respect to the investment by a Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as a regulated investment company for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").


In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.


Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Funds intend to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Generally, all or portion of the net investment income distributions made by a RIC may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower tax rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Funds as to the federal tax status of all distributions made by the Funds. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Funds will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Funds as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Funds' income is expected to be derived entirely from interest rather than dividends, none of such distributions will either be qualified dividend income or eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Funds are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that a Fund's strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by a Fund could result in the failure by the Fund to diversify its investments in a manner necessary to satisfy the Asset Test. The tax treatment of the Funds and their shareholders in the event the Funds fails to qualify as a RIC is described above under "Regulated Investment Company Status".


Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.


The Funds may incur a liability for foreign dividend withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by the Fund. A Fund will make such an election only if the Fund deems this to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in a Fund.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Funds have available to them a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds' judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds in their operations also may utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Funds on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Funds, involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Funds will utilize the tax treatment that, in the Funds' judgment, will be most favorable to a majority of investors in the Funds. Taxation of these transactions will vary according to the elections made by the Funds. These tax considerations may have an impact on investment decisions made by the Funds.

The Funds' transactions in certain options, under some circumstances, could preclude the Funds' qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

BACK-UP WITHHOLDING

In certain cases the Funds will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Funds with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of March 31, 2009, the Funds had not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Funds commence operations they expect to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

              INDIVIDUAL/ENTITY                 FREQUENCY        TIME LAG
---------------------------------------------   ---------   ------------------
Morningstar                                      Monthly    1-10 calendar days
Lipper                                           Monthly    1-10 calendar days
Bloomberg                                        Monthly    1-10 calendar days
Thompson Financial                              Quarterly   1-10 calendar days
Standard & Poor's                               Quarterly   1-10 calendar days
Vickers Stock Research                          Quarterly   1-10 calendar days
Institutional Shareholder Services (formerly,
  Investor Responsibility Research Center)       Weekly      1-5 business days


The Funds' Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES


Shareholders may visit the Trust's web site at www.rydex-sgi.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS INFORMATION

INDEX PUBLISHERS INFORMATION TO BE PROVIDED UPON COMMENCEMENT OF FUND OPERATIONS

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of the Funds and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      - Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      - Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      - Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

A. Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B. Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      - Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      - Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      - Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      - Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      - Managing a pension plan for a company whose management is soliciting proxies;

      - Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      - Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      - REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      - OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      - USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      - USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.


VI. SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the "Funds of Funds"). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called "mirror" or "echo" voting).

VII. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VIII. DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                       Vote With Mgt.
B. Chairman and CEO is the Same Person                              Vote With Mgt.
C. Majority of Independent Directors                                Vote With Mgt.
D. Stock Ownership Requirements                                     Vote With Mgt.
E. Limit Tenure of Outside Directors                                Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection    Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                   Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election               Vote With Mgt.
B. Reimburse Proxy Solicitation                                     Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                               Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                               Vote With Mgt.
B. Cumulative Voting                                                Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                     Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                  Case-by-Case
B. Fair Price Provisions                                            Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                       Vote With Mgt.
    To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                       Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                              Vote With Mgt.
B. Equal Access                                                     Vote With Mgt.
C. Bundled Proposals                                                Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                       Vote With Mgt.
B. Stock Splits                                                     Vote With Mgt.
C. Reverse Stock Splits                                             Vote With Mgt.
D. Preemptive Rights                                                Vote With Mgt.
E. Share Repurchase Programs                                        Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and Directors Pay       Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes            Vote With Mgt.
C. Employee Stock Ownership Plans                                   Vote With Mgt.
D. 401(k) Employee Benefit Plans                                    Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                   Vote With Mgt.
B. Voting on Reincorporation Proposals                              Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                         Case-by-Case
B. Corporate Restructuring                                          Vote With Mgt.
C. Spin-Offs                                                        Vote With Mgt.
D. Liquidations                                                     Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                            Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(c)      Not applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
         (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(2) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(3) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(d)(4) Schedule A, as last amended February 26, 2009, to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors Inc., with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(5) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-07-002646 on November 8, 2007.

(d)(6) Revised Schedule A to the Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(d)(7) Investment Sub-Advisory Agreement dated March 6, 2009 between PADCO Advisors, Inc. and Security Global Investors, LLC, with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

(e) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(f)      Not applicable.

(g)(1) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(g)(2) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(g)(3) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(g)(4) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated

         April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(g)(5) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global 130/30 Strategy Fund, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

(g)(6) Special Custody and Pledge Agreement dated March 9, 2009 by and among the Registrant, Pershing LLC, PADCO Advisors, Inc. and U.S. Bank National Association, with respect to the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000929 on April 1, 2009.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(h)(2) Amendment dated February 26, 2009 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(h)(4) Amendment dated February 26, 2009 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(h)(5) Sub-Transfer Agency Agreement dated June 29, 2009 between Rydex Fund Services, Inc. and Security Investors, LLC is filed herewith.

(h)(6) H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(i)(1) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to each series of the Trust (except the Long/Short Commodities Strategy Fund and Managed Futures Strategy Fund) is filed herewith.

(i)(2) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Long/Short Commodities Strategy Fund, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(i)(3) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Managed Futures Strategy Fund, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(j) Consent of independent registered public accounting firm, Ernst & Young LLP, is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(m)(3) Amendment dated February 26, 2009 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(m)(5) Amendment dated February 26, 2009 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(m)(7) Amendment dated February 26, 2009 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

(n)(2) Revised Schedule A to the Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated February 26, 2009, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-001135 on April 30, 2009.

(o)      Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit
         (p)(1) of Post-Effective Amendment No. 39 to Rydex Variable Trust's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-009522 on February 13, 2009.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-071077 on September 25, 2007.

(p)(3) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

(q) Powers of Attorney for Carl G. Verboncoeur, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick
         T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

As of the date of this Registration Statement, the Registrant owned 100% of the Rydex Series Funds Commodities Strategy Fund CFC, Multi-Hedge Strategies Fund CFC, Long/Short Commodities Strategy Fund CFC, and Managed Futures Strategy Fund CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors, Inc., d/b/a Rydex Investments, (the "Adviser") is the investment adviser for each series of the Trust. The Adviser also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

       NAME             POSITION WITH ADVISER                                      OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
Richard M. Goldman   Chief Executive Officer      Chief Executive Officer (CEO) and Director of PADCO Advisors II, Inc.
                     (CEO) and Director           Chief Executive Officer (CEO), President and Director of Rydex Distributors, Inc.
                                                  Senior Vice President of Security Benefit Corporation
                                                  President and Managing Member Representative of Security Investors, LLC
                                                  Director of Security Distributors, Inc
                                                  Director, First Security Benefit Life Insurance and Annuity Company of New York
                                                  President and Chairman of the Board of Security Funds
                                                  President and Managing Member Security Global Investors, LLC
                                                  Director, Rydex Fund Services, Inc.
                                                  CEO and President, Rydex Holdings LLC

Michael P. Byrum     Chief Investment Officer     CIO, Director, President and Secretary of PADCO Advisors II, Inc.
                     (CIO), President,            Secretary and Director of Rydex Fund Services, Inc.
                     Secretary and Director       CIO of Rydex Holdings, LLC
                                                  Trustee and Vice President of Rydex Series Funds
                                                  Trustee and Vice President of Rydex Dynamic Funds
                                                  Trustee and Vice President of Rydex Variable Trust
                                                  Trustee and Vice President of Rydex ETF Trust
                                                  Manager of Rydex Specialized Products, LLC
                                                  Secretary of Advisor Research Center, Inc.
                                                  Director of Rydex Variable Managed Futures Strategy CFC
                                                  Director of Rydex Managed Futures Strategy CFC
                                                  Director of Rydex Series Funds Long/Short Commodities Strategy CFC
                                                  Director of Rydex Variable Long/Short Commodities Strategy CFC
                                                  Director of Rydex Variable Commodities Strategy CFC
                                                  Director of Rydex Series Funds Commodities Strategy CFC

Thomas Kaehr         Vice President and           Vice President and Treasurer of PADCO Advisors II, Inc.
                     Treasurer                    Treasurer of Rydex Holdings, LLC.
                                                  Treasurer of Rydex Distributors, Inc.
                                                  Treasurer of Rydex Fund Services, Inc.
                                                  Vice President and Treasurer of Rydex Specialized Products, LLC
                                                  Vice President, Controller and Treasurer of Security Benefit Corporation
                                                  Vice President, Controller and Treasurer of Security Benefit Life Insurance
                                                  Corporation
                                                  Controller and Treasurer of First Security Benefit Life Insurance and Annuity
                                                  Company of New York
                                                  Vice President, Controller and Treasurer of Security Benefit Mutual Holding Co.
                                                  Treasurer of Security Distributors, Inc.
                                                  Treasurer of Security Financial Resources, Inc.
                                                  Treasurer of SE2, Inc.
                                                  Treasurer of Security Investors, LLC
                                                  Treasurer of Security Global Investors, LLC
                                                  Treasurer of Security Benefit Clinic & Hospital

       NAME             POSITION WITH ADVISER                                      OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
Joanna M. Haigney    Chief Compliance Officer     Chief Compliance Officer of PADCO Advisors II, Inc.
                     and Vice President           Director of Rydex Distributors, Inc.
                                                  Chief Compliance Officer and Secretary of Rydex Series Funds
                                                  Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                  Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                  Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                  Chief Compliance Officer of Rydex Advisory Services, LLC.

Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Opportunity Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. Valu-Trac is an investment adviser registered under the Investment Advisers Act of 1940.


       NAME            POSITION WITH VALU-TRAC                                     OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
R. Peter W. Millar   Chief Executive Officer      Chief Executive Officer of Valu-Trac Investment Research Limited
CA                                                Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton Farms
                                                  Executive Director of Valu-Trac Master Fund SPC, Valu-Trac Strategic Fund SPC,
                                                  Valu-Trac Strategic Fund LLC, Valu-Trac Funds PLC, and Spey Fishing Trust Ltd.
                                                  Non-Executive Director of Pahlson Moller Ltd. and Gordonstoun Foundation Ltd.
                                                  Trustee of R.P.W. Millar 1998 Discretionary Trust

Malcolm G. Strang    Non-Executive Director       Partner of Turcan Connell, Solicitors
Steel WS                                          Partner of Greenhead Farm
                                                  Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen (Properties)
                                                  Ltd., Hope Sixteen (Trustees) Ltd., Logie Enterprises Ltd., Princes Exchange
                                                  (Nominees) Ltd., Princes Exchange (Trustees) Ltd., Prospero Trustees, Ltd.,
                                                  Relugas Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess (No. 2), TC Nominees
                                                  (No. 3) Ltd., TC Nominees (No. 4) Ltd., TC Nominess (No. 5) Ltd., Turcan Connell
                                                  (PEP Nominess) Ltd., Turcan Connell (Trustees) Ltd. and Valu-Trac Investment
                                                  Research Ltd.

Anne Laing           Chief  Compliance Officer    Executive Director of Valu-Trac Funds PLC

Security Global Investors, LLC ("SGI") is the investment sub-adviser for the Trust's Global 130/30 Strategy Fund and Global Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.


       NAME               POSITION WITH SGI                                        OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
Richard M. Goldman   President and Manager        Chief Executive Officer (CEO) and Director, PADCO Advisors, Inc.; Chief
                                                  Executive Officer (CEO) and


       NAME               POSITION WITH SGI                                        OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
                                                  Director, PADCO II Advisors, Inc.; Chief Executive Officer (CEO), President and
                                                  Director, Rydex Distributor, Inc.; Senior Vice President, Security Benefit
                                                  Corporation; President and Managing Member Representative, Security Investors,
                                                  LLC; Director, Security Distributors, Inc.; Director, First Security Benefit
                                                  Life Insurance and Annuity Company of New York; President and Chairman of the
                                                  Board, Security Funds; President and Managing Member Security Global Investors,
                                                  LLC; CEO and President, Rydex Holdings LLC; Director, Rydex Fund Services, Inc.

Amy J. Lee           Secretary                    Vice President, Associate General Counsel and Assistant Secretary, Security
                                                  Benefit Corporation; Vice President, Associate General Counsel and Assistant
                                                  Secretary, Security Benefit Life Insurance Company; Secretary, Security
                                                  Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors,
                                                  Inc.; Chief Compliance Officer & Secretary, Rydex Distributors, Inc.; Vice
                                                  President and Secretary, Security Funds & SBL Fund; Associate General Counsel,
                                                  First Security Benefit Life and Annuity Company of New York; Secretary, Security
                                                  Financial Resources, Inc.; Assistant Secretary & Assistant Treasurer, Security
                                                  Benefit Clinic & Hospital

Brenda M. Harwood    Chief Compliance Officer     Vice President , Director & Assistant Treasurer, Security Distributors, Inc.;
                                                  Vice President & Chief Compliance Officer, Security Investors, LLC; Chief
                                                  Compliance Officer & Treasurer, Security Funds & SBL Fund

Thomas R. Kaehr      Treasurer                    Vice President and Treasurer, PADCO II Advisors, Inc; Vice President and
                                                  Treasurer PADCO Advisors, Inc.; Treasurer, Rydex Holdings, LLC; Treasurer, Rydex
                                                  Distributors, Inc.; Treasurer of Rydex Fund Services, Inc.; Vice President and
                                                  Treasurer of Rydex Specialized Products, LLC; Vice President, Controller and
                                                  Treasurer of Security Benefit Corporation; Vice President, Controller and
                                                  Treasurer of Security Benefit Life Insurance Corporation; Controller and
                                                  Treasurer of First Security Benefit Life Insurance and Annuity Company of New
                                                  York; Vice President, Controller and Treasurer of Security Benefit Mutual
                                                  Holding Co.; Treasurer of Security Distributors, Inc.; Treasurer of Security
                                                  Financial Resources, Inc.; Treasurer of SE2, Inc.; Treasurer of Security
                                                  Investors, LLC; Treasurer of Security Global Investors, LLC; Treasurer of
                                                  Security Benefit Clinic & Hospital

John D. Boich        Vice President & Head of     N/A
                     Global Equity

Kris A. Robbins      Manager                      Chairman of the Board, President, and Chief Executive Officer (CEO), Security
                                                  Benefit Mutual Holding Company; Chairman, President and CEO, Security Benefit
                                                  Corporation; Chairman, President and CEO, Security Benefit Life Insurance
                                                  Company; Chairperson,


       NAME               POSITION WITH SGI                                        OTHER BUSINESS
       ----          --------------------------   --------------------------------------------------------------------------------
                                                  President and CEO, First Security Benefit Life Insurance and Annuity Company of
                                                  New York; Chairman, President & CEO, Security Benefit Clinic and Hospital;
                                                  Manager, Rydex Holdings, LLC

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

         NAME AND                   POSITIONS AND
PRINCIPAL BUSINESS ADDRESS    OFFICES WITH UNDERWRITER      POSITIONS AND OFFICES WITH REGISTRANT
--------------------------   --------------------------   --------------------------------------
Richard M. Goldman           Director, CEO, & President                    None
Marc Zeitoun                          Director                             None
Amy Lee                               Secretary                            None
Keith Fletcher                        Director                             None
Joanna Haigney                        Director            Secretary and Chief Compliance Officer
Thomas R. Kaehr                       Treasurer                            None
Joseph S. Yoon                   Assistant Secretary                       None
Beth Miller                   Chief Compliance Officer                     None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

          U.S. Bank, National Association
          425 Walnut Street
          Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

          Rydex Fund Services, Inc.
          9601 Blackwell Road
          Suite 500
          Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors, Inc., and sub-advisers, Valu-Trac Investment Management Limited (for the International Opportunity Fund) and Security Global Investors, LLC (for the Global 130/30 Strategy Fund and Global Market Neutral Fund):

          PADCO Advisors, Inc.
          9601 Blackwell Road
          Suite 500
          Rockville, Maryland 20850

          Security Global Investors, LLC
          801 Montgomery Street
          2nd Floor
          San Francisco, California 94133-5164

          Valu-Trac Investment Management Limited
          Mains of Orton Fochabers
          Moray, Scotland IV32 7QE

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

1. The Commodities Strategy Fund and Multi-Hedge Strategies Fund (the "Funds") undertake they will not use the Commodities Strategy CFC and the Multi-Hedge Strategies CFC (the "Subsidiaries") to evade the provisions of the Investment Company Act of 1940 (the "1940 Act") or the Investment Advisers Act of 1940.

2. The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in the United States and they will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3. The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the "SEC") and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4. The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5. The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Commodities Strategy CFC and Multi-Hedge Strategies CFC have duly caused this Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Commodities Strategy CFC and Multi-Hedge Strategies CFC, to be signed on their behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 29th day of July, 2009.

COMMODITIES STRATEGY CFC
MULTI-HEDGE STRATEGIES CFC


                                        By: /s/ Michael P. Byrum
                                            ------------------------------------
                                            Michael P. Byrum, Director

This Registration Statement of Rydex Series Funds, with respect only to information that specifically relates to the Commodities Strategy CFC and Multi-Hedge Strategies CFC, has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                  Title        Date
              ---------                --------   -------------


/s/ Kevin McGovern                     Director   July 29, 2009
------------------------------------
Kevin McGovern


/s/ Michael P. Byrum                   Director   July 29, 2009
------------------------------------
Michael P. Byrum

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 93 to Registration Statement No. 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 29th day of July, 2009.

                                       RYDEX SERIES FUNDS


                                                           *
                                       -----------------------------------------
                                       Carl G. Verboncoeur
                                       President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 93 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                                Title                        Date
              ---------                -------------------------------------   -------------


                  *                    President and Chief Executive Officer   July 29, 2009
------------------------------------
Carl G. Verboncoeur


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
J.Kenneth Dalton


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
John O. Demaret


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
Patrick T. McCarville


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
Roger Somers


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
Corey A. Colehour


/s/ Michael P. Byrum                   Member of the Board of Trustees         July 29, 2009
------------------------------------
Michael P. Byrum



                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
Werner E. Keller


                  *                    Member of the Board of Trustees         July 29, 2009
------------------------------------
Thomas F. Lydon


/s/Nick Bonos                          Vice President and Treasurer            July 29, 2009
------------------------------------
Nick Bonos


* /s/ Michael P. Byrum
------------------------------------
Michael P. Byrum

* Attorney-in-Fact pursuant to powers of attorney for Carl G. Verboncoeur, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

                                  EXHIBIT INDEX

NUMBER     EXHIBIT:
------     --------
EX-99.H5   Sub-Transfer Agency Agreement dated June 29, 2009 between Rydex Fund
           Services, Inc. and Security Investors, LLC

EX-99.I1 Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to each series of the Trust (except the Long/Short
           Commodities Strategy Fund and Managed Futures Strategy Fund)

EX-99.J    Consent of independent registered public accounting firm, Ernst &
           Young LLP